                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                    811-5950

                      (Investment Company Act File Number)

                         Money Market Obligations Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End:  7/31/08

              Date of Reporting Period:  Six months ended 1/31/08

ITEM 1.     REPORTS TO STOCKHOLDERS

Federated
World-Class Investment Manager

Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2008

Institutional Capital Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIOS OF INVESTMENTS
STATEMENTS OF ASSETS AND LIABILITIES
STATEMENTS OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized Gain (Loss) on Investments		Total From Investment Operations	Distributions From Net Investment Income
Government Obligations Fund
July 31, 2005 [3]	$1.00	0.014	--		0.014	(0.014)
July 31, 2006	$1.00	0.041	--		0.041	(0.041)
July 31, 2007 [5]	$1.00	0.050	--		0.050	(0.050)
January 31, 2008 [6]	$1.00	0.023	--		0.023	(0.023)

Municipal Obligations Fund
July 31, 2003	$1.00	0.011	--		0.011	(0.011)
July 31, 2004	$1.00	0.008	(0.000)	[7]	0.008	(0.008)
July 31, 2005	$1.00	0.017	0.000	[7]	0.017	(0.017)
July 31, 2006	$1.00	0.029	(0.000)	[7]	0.029	(0.029)
July 31, 2007 [5]	$1.00	0.034	0.000	[7]	0.034	(0.034)
January 31, 2008 [6]	$1.00	0.017	0.000	[7]	0.017	(0.017)

Prime Cash Obligations Fund
July 31, 2003	$1.00	0.012	--		0.012	(0.012)
July 31, 2004	$1.00	0.009	--		0.009	(0.009)
July 31, 2005	$1.00	0.021	--		0.021	(0.021)
July 31, 2006	$1.00	0.042	--		0.042	(0.042)
July 31, 2007 [5]	$1.00	0.051	--		0.051	(0.051)
January 31, 2008 [6]	$1.00	0.025	--		0.025	(0.025)

1 Based on net asset value. Total returns for periods of less than one year are not annualized.

2 This expense decrease is reflected in both the net expense and net investment income ratios shown.

3 Reflects operations for the period from January 18, 2005 (start of performance) to July 31, 2005.

4 Computed on an annualized basis.

5 Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

6 For the six months ended January 31, 2008 (unaudited).

7 Represents less than $0.001.

See Notes which are an integral part of the Financial Statements

					Ratios to Average Net Assets
Distributions From Net Realized Gain on Investments		Total Distributions	Net Asset Value, End of Period	Total Return [1]	Net Expenses		Net Investment Income		Expense Waiver/ Reimbursement [2]		Net Asset Value, End of Period (000 omitted)

--		(0.014)	$1.00	1.38%	0.31%	[4]	2.92%	[4]	0.24%	[4]	$298,625
--		(0.041)	$1.00	4.19%	0.31%		4.17%		0.20%		$377,414
--		(0.050)	$1.00	5.14%	0.31%		5.04%		0.09%		$637,491
--		(0.023)	$1.00	2.31%	0.31%	[4]	4.46%	[4]	0.08%	[4]	$2,285,240

--		(0.011)	$1.00	1.13%	0.30%		1.08%		0.27%		$416,036
--		(0.008)	$1.00	0.82%	0.30%		0.82%		0.27%		$265,345
--		(0.017)	$1.00	1.71%	0.28%		1.94%		0.28%		$1,061,717
--		(0.029)	$1.00	2.90%	0.28%		2.83%		0.24%		$882,006
--		(0.034)	$1.00	3.46%	0.28%		3.41%		0.12%		$1,012,433
(0.000)	[7]	(0.017)	$1.00	1.68%	0.28%	[4]	3.28%	[4]	0.11%	[4]	$1,500,250

--		(0.012)	$1.00	1.25%	0.30%		1.26%		0.26%		$690,099
--		(0.009)	$1.00	0.87%	0.30%		0.86%		0.26%		$634,504
--		(0.021)	$1.00	2.16%	0.28%		2.12%		0.26%		$709,195
--		(0.042)	$1.00	4.28%	0.26%		4.21%		0.24%		$987,698
--		(0.051)	$1.00	5.23%	0.28%		5.10%		0.11%		$982,594
--		(0.025)	$1.00	2.49%	0.28%	[4]	4.87%	[4]	0.11%	[4]	$1,025,028

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized Gain on Investments		Total From Investment Operations	Distributions From Net Investment Income
Prime Management Obligations Fund
July 31, 2005 [3]	$1.00	0.015	--		0.015	(0.015)
July 31, 2006	$1.00	0.042	--		0.042	(0.042)
July 31, 2007 [5]	$1.00	0.051	--		0.051	(0.051)
January 31, 2008 [6]	$1.00	0.024	--		0.024	(0.024)

Prime Value Obligations Fund
July 31, 2003	$1.00	0.013	--		0.013	(0.013)
July 31, 2004	$1.00	0.009	--		0.009	(0.009)
July 31, 2005	$1.00	0.022	--		0.022	(0.022)
July 31, 2006	$1.00	0.042	--		0.042	(0.042)
July 31, 2007 [5]	$1.00	0.051	--		0.051	(0.051)
January 31, 2008 [6]	$1.00	0.025	--		0.025	(0.025)

Treasury Obligations Fund
July 31, 2003	$1.00	0.012	0.000	[7]	0.012	(0.012)
July 31, 2004	$1.00	0.008	--		0.008	(0.008)
July 31, 2005	$1.00	0.020	--		0.020	(0.020)
July 31, 2006	$1.00	0.040	--		0.040	(0.040)
July 31, 2007 [5]	$1.00	0.050	--		0.050	(0.050)
January 31, 2008 [6]	$1.00	0.020	--		0.020	(0.020)

1 Based on net asset value. Total returns for periods of less than one year are not annualized.

2 This expense decrease is reflected in both the net expense and the net investment income ratios shown.

3 Reflects operations for the period from January 18, 2005 (start of performance) to July 31, 2005.

4 Computed on an annualized basis.

5 Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

6 For the six months ended January 31, 2008 (unaudited).

7 Represents less than $0.001.

See Notes which are an integral part of the Financial Statements

					Ratios to Average Net Assets
Distributions From Net Realized Gain on Investments		Total Distributions	Net Asset Value, End of Period	Total Return [1]	Net Expenses		Net Investment Income		Expense Waiver/ Reimbursement [2]		Net Assets, End of Period (000 omitted)

--		(0.015)	$1.00	1.47%	0.23%	[4]	3.00%	[4]	0.35%	[4]	$817,205
--		(0.042)	$1.00	4.28%	0.26%		4.18%		0.27%		$734,060
--		(0.051)	$1.00	5.25%	0.27%		5.14%		0.15%		$1,180,189
--		(0.024)	$1.00	2.47%	0.27%	[4]	4.87%	[4]	0.15%	[4]	$871,906

--		(0.013)	$1.00	1.29%	0.29%		1.29%		0.27%		$387,288
--		(0.009)	$1.00	0.90%	0.29%		0.90%		0.27%		$883,749
--		(0.022)	$1.00	2.20%	0.27%		2.19%		0.27%		$1,169,349
--		(0.042)	$1.00	4.29%	0.27%		4.28%		0.22%		$1,427,494
--		(0.051)	$1.00	5.25%	0.27%		5.14%		0.12%		$2,534,174
--		(0.025)	$1.00	2.49%	0.27%	[4]	4.87%	[4]	0.12%	[4]	$4,144,325

(0.000)	[7]	(0.012)	$1.00	1.17%	0.30%		1.23%		0.24%		$623,407
--		(0.008)	$1.00	0.76%	0.30%		0.75%		0.24%		$871,735
--		(0.020)	$1.00	2.02%	0.30%		1.99%		0.24%		$622,744
--		(0.040)	$1.00	4.09%	0.30%		4.07%		0.20%		$1,037,466
--		(0.050)	$1.00	5.06%	0.30%		4.94%		0.09%		$1,138,133
--		(0.020)	$1.00	2.04%	0.30%	[4]	4.00%	[4]	0.08%	[4]	$1,361,795

Shareholder Expense Example

As a shareholder of a Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2007 to January 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratios and assumed rates of return of 5% per year before expenses, which is not a Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2007	Ending Account Value 1/31/2008	Expenses Paid During Period [1]
Actual:
Government Obligations Fund	$1,000	$1,023.10	$1.58
Municipal Obligations Fund	$1,000	$1,016.80	$1.42
Prime Cash Obligations Fund	$1,000	$1,024.90	$1.43
Prime Management Obligations Fund	$1,000	$1,024.70	$1.37
Prime Value Obligations Fund	$1,000	$1,024.90	$1.37
Treasury Obligations Fund	$1,000	$1,020.40	$1.52
Hypothetical (assuming a 5% return before expenses):
Government Obligations Fund	$1,000	$1,023.58	$1.58
Municipal Obligations Fund	$1,000	$1,023.73	$1.42
Prime Cash Obligations Fund	$1,000	$1,023.73	$1.42
Prime Management Obligations Fund	$1,000	$1,023.78	$1.37
Prime Value Obligations Fund	$1,000	$1,023.78	$1.37
Treasury Obligations Fund	$1,000	$1,023.63	$1.53

1 Expenses are equal to the Funds' Institutional Capital Shares annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Government Obligations Fund	0.31%
Municipal Obligations Fund	0.28%
Prime Cash Obligations Fund	0.28%
Prime Management Obligations Fund	0.27%
Prime Value Obligations Fund	0.27%
Treasury Obligations Fund	0.30%

Government Obligations Fund
Portfolio of Investments Summary Tables

At January 31, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Repurchase Agreements	69.1%
U.S. Government Agency Securities	32.6%
Other Assets and Liabilities--Net [2]	(1.7)%
TOTAL	100.0%

At January 31, 2008, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	65.0%
8-30 Days	13.3%
31-90 Days	15.2%
91-180 Days	2.1%
181 Days or more	6.1%
Other Assets and Liabilities--Net [2]	(1.7)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Government Obligations Fund
Portfolio of Investments

January 31, 2008 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES--32.6%
$135,000,000	[1]	Federal Farm Credit System Floating Rate Note, 3.103%, 2/8/2008	$135,000,000
630,000,000	[2]	Federal Home Loan Bank System Discount Notes, 4.284% - 4.298%, 3/24/2008 - 3/26/2008	626,066,594
4,994,300,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 3.071% - 5.016%, 2/5/2008 - 4/30/2008	4,994,961,817
1,193,130,000		Federal Home Loan Bank System Notes, 2.875% - 5.250%, 3/6/2008 - 1/30/2009	1,192,846,454
1,153,955,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 3.750% - 4.890%, 2/21/2008 - 7/7/2008	1,144,405,993
327,500,000		Federal Home Loan Mortgage Corp. Notes, 4.300% - 5.750%, 4/15/2008 - 1/16/2009	327,573,768
183,441,000	[2]	Federal National Mortgage Association Discount Notes, 4.905% - 5.000%, 2/29/2008 - 5/12/2008	181,313,018
447,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 3.060% - 3.171%, 4/28/2008	446,862,993
111,000,000		Federal National Mortgage Association Note, 3.375%, 1/23/2009	111,000,000
384,341,000	[1]	Housing and Urban Development Floating Rate Note, 4.929%, 2/1/2008	384,341,000
		TOTAL GOVERNMENT AGENCIES	9,544,371,637
		REPURCHASE AGREEMENTS--69.1%
500,000,000		Interest in $1,000,000,000 joint repurchase agreement 3.00%, dated 1/31/2008 under which ABN AMRO Bank NV, New York will repurchase securities provided as collateral for $1,000,083,333 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2037 and the market value of those underlying securities was $1,023,087,861.	500,000,000
350,000,000		Repurchase agreement 3.00%, dated 1/31/2008 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $350,029,167 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/1/2037 and the market value of those underlying securities was $357,442,366.	350,000,000
189,940,000		Interest in $2,850,000,000 joint repurchase agreement 1.70%, dated 1/31/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $2,850,134,583 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2022 and the market value of those underlying securities was $2,907,138,333.	189,940,000
739,300,000		Interest in $1,366,000,000 joint repurchase agreement 3.00%, dated 1/31/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,366,113,833 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/1/2037 and the market value of those underlying securities was $1,398,169,300.	739,300,000
1,867,891,000		Interest in $2,867,891,000 joint repurchase agreement 3.00%, dated 1/31/2008 under which Banc of America Securities LLC will repurchase securities provided as collateral for $2,868,129,991 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1//2038 and the market value of those underlying securities was $2,925,492,592.	1,867,891,000
500,000,000		Repurchase agreement 3.25%, dated 1/31/2008 under which Banc of America Securities LLC will repurchase a security provided as collateral for $500,045,139 on 2/1/2008. The security provided as collateral at the end of the period was a U.S. Government Agency security maturing on 3/1/2034 and the market value of this underlying security was $510,046,042.	500,000,000
1,478,716,000		Interest in $3,474,000,000 joint repurchase agreement 3.00%, dated 1/31/2008 under which Bank of America N.A. will repurchase securities provided as collateral for $3,474,289,500 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2035 and the market value of those underlying securities was $3,543,775,854.	1,478,716,000
1,670,000,000		Interest in $4,000,000,000 joint repurchase agreement 3.00%, dated 1/31/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $4,000,333,333 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2048 and the market value of those underlying securities was $4,108,906,007.	1,670,000,000
120,000,000	[3]	Interest in $295,000,000 joint repurchase agreement 4.435%, dated 4/11/2007 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $308,228,619 on 4/10/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2038 and the market value of those underlying securities was $301,715,523.	120,000,000
986,300,000		Interest in $2,000,000,000 joint repurchase agreement 3.00%, dated 1/31/2008 under which Bear Stearns & Co., Inc. will repurchase securities provided as collateral for $2,000,166,667 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/25/2038 and the market value of those underlying securities was $2,044,938,110.	986,300,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$1,220,000,000		Interest in $3,500,000,000 joint repurchase agreement 3.00%, dated 1/31/2008 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $3,500,291,667 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/25/2037 and the market value of those underlying securities was $3,586,624,903.	$1,220,000,000
1,000,000,000		Repurchase agreement 2.99%, dated 1/31/2008 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $1,000,083,056 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2044 and the market value of those underlying securities was $1,030,004,663.	1,000,000,000
650,154,000		Interest in $2,000,000,000 joint repurchase agreement 3.00%, dated 1/31/2008 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $2,000,166,667 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/20/2037 and the market value of those underlying securities was $2,041,683,584.	650,154,000
554,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 4.37%, dated 1/2/2008 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,004,005,833 on 2/4/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 4/1/2047 and the market value of those underlying securities was $1,029,207,905.	554,000,000
1,853,570,000		Interest in $4,000,000,000 joint repurchase agreement 3.00%, dated 1/31/2008 under which ING Financial Markets LLC will repurchase securities provided as collateral for $4,000,333,333 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/1/2047 and the market value of those underlying securities was $4,093,682,793.	1,853,570,000
450,000,000	[3]	Interest in $700,000,000 joint repurchase agreement 3.155%, dated 1/14/2008 under which Lehman Brothers, Inc. will repurchase securities provided as collateral for $701,901,764 on 2/14/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2038 and the market value of those underlying securities was $714,002,791.	450,000,000
1,000,000,000		Interest in $2,000,000,000 joint repurchase agreement 3.00%, dated 1/31/2008 under which Merrill Lynch Government Securities will repurchase securities provided as collateral for $2,000,166,667 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/25/2037 and the market value of those underlying securities was $2,060,001,886.	1,000,000,000
750,000,000		Repurchase agreement 3.00%, dated 1/31/2008 under which RBC Capital Markets Corp. will repurchase securities provided as collateral for $750,062,500 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/1/2048 and the market value of those underlying securities was $766,143,150.	750,000,000
975,000,000		Interest in $2,000,000,000 joint repurchase agreement 3.00%, dated 1/31/2008 under which Societe Generale, New York will repurchase securities provided as collateral for $2,000,166,667 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/1/2047 and the market value of those underlying securities was $2,058,097,671.	975,000,000
50,000,000		Interest in $100,000,000 joint repurchase agreement 1.54%, dated 1/31/2008 under which UBS Securities LLC will repurchase securities provided as collateral for $100,004,278 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/7/2016 and the market value of those underlying securities was $102,001,660.	50,000,000
260,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 3.05%, dated 1/31/2008 under which UBS Securities LLC will repurchase securities provided as collateral for $501,186,111 on 2/29/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/15/2037 and the market value of those underlying securities was $515,001,016.	260,000,000
300,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 3.05%, dated 1/31/2008 under which UBS Securities LLC will repurchase securities provided as collateral for $501,355,556 on 3/3/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/25/2036 and the market value of those underlying securities was $515,000,973.	300,000,000
2,000,000,000		Repurchase agreement 3.15%, dated 1/31/2008 under which UBS Securities LLC will repurchase securities provided as collateral for $2,000,175,000 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/25/2041 and the market value of those underlying securities was $2,060,001,661.	2,000,000,000
92,000,000	[3]	Interest in $200,000,000 joint repurchase agreement 3.29%, dated 1/25/2008 under which UBS Securities LLC will repurchase securities provided as collateral for $200,511,778 on 2/25/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/20/2037 and the market value of those underlying securities was $206,058,599.	92,000,000
300,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 3.29%, dated 1/25/2008 under which UBS Securities LLC will repurchase securities provided as collateral for $501,416,528 on 2/25/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/25/2037 and the market value of those underlying securities was $515,282,991.	300,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$100,000,000	[3]	Repurchase agreement 4.37%, dated 1/2/2008 under which UBS Securities LLC will repurchase securities provided as collateral for $100,352,028 on 2/1/2008. The security provided as collateral at the end of the period was a U.S. Government Agency security maturing on 10/1/2037 and the market value of that underlying security was $102,350,027.	$100,000,000
67,000,000	[3]	Interest in $147,000,000 joint repurchase agreement 5.315%, dated 5/31/2007 under which UBS Securities LLC will repurchase securities provided as collateral for $154,856,456 on 5/27/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/25/2042 and the market value of those underlying securities was $156,895,479.	67,000,000
175,000,000		Repurchase agreement 3.00%, dated 1/31/2008 under which Wachovia Securities, Inc. will repurchase securities provided as collateral for $175,014,583 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 5/1/2036 and the market value of those underlying securities was $179,888,970.	175,000,000
		TOTAL REPURCHASE AGREEMENTS	20,198,871,000
		TOTAL INVESTMENTS--101.7% (AT AMORTIZED COST) [4]	29,743,242,637
		OTHER ASSETS AND LIABILITIES - NET--(1.7%) [5]	(485,122,967)
		TOTAL NET ASSETS--100%	$29,258,119,670

1 Floating rate note with current rate and next reset date shown.

2 Discount rate at time of purchase.

3 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4 Also represents cost for federal tax purposes.

5 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2008.

See Notes which are an integral part of the Financial Statements

Municipal Obligations Fund
Portfolio of Investments Summary Tables

At January 31, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	78.7%
Municipal Notes	14.4%
Commercial Paper	7.0%
Other Assets and Liabilities--Net [2]	(0.1)%
TOTAL	100.0%

At January 31, 2008, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	77.9%
8-30 Days	4.4%
31-90 Days	4.3%
91-180 Days	9.4%
181 Days or more	4.1%
Other Assets and Liabilities--Net [2]	(0.1)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Municipal Obligations Fund
Portfolio of Investments

January 31, 2008 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--100.1% [1,2]
		Alabama--0.8%
$4,500,000		Alabama HFA MFH, (Series 2002A: Sterling Pointe Apartments), Weekly VRDNs (Oxford Pointe LP)/(Regions Bank, Alabama LOC), 2.320%, 2/7/2008	$4,500,000
7,840,000		Alabama HFA MFH, (Series 2003A), Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/(Wachovia Bank N.A. LOC), 2.340%, 2/7/2008	7,840,000
4,190,000		Alabama HFA MFH, (Series 2004A: Phoenix Apartments), Weekly VRDNs (Phoenix Arts LLC)/(Regions Bank, Alabama LOC), 2.390%, 2/7/2008	4,190,000
5,655,000	[3,4]	Alabama HFA Single Family, (PT-4379), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ), 2.440%, 2/7/2008	5,655,000
5,090,000	[3,4]	Alabama Special Care Facilities Financing Authority of Birmingham, Solar Eclipse (Series 2007-46), 3.65% TOBs (Ascension Health Senior Credit Group)/(AMBAC INS)/(U.S. Bank, N.A. LIQ), Optional Tender 9/18/2008	5,090,000
10,000,000		Bridgeport, AL IDB, (Series 1987), Weekly VRDNs (Beaulieu Nylon, Inc.)/(Bank of America N.A. LOC), 2.400%, 2/7/2008	10,000,000
1,305,000		Calhoun County, AL Economic Development Council Weekly VRDNs (Fabarc Steel Co.)/(Regions Bank, Alabama LOC), 2.650%, 2/6/2008	1,305,000
2,000,000		Decatur, AL IDB (Series 2003-A), Weekly VRDNs (Nucor Steel Decatur LLC)/(Nucor Corp. GTD), 2.170%, 2/6/2008	2,000,000
9,985,000	[3,4]	University of South Alabama, Solar Eclipse (Series 2007-0023), 3.80% TOBs (AMBAC INS)/(U.S. Bank, N.A. LIQ), Optional Tender 7/10/2008	9,985,000
		TOTAL	50,565,000
		Alaska--0.4%
3,750,000	[3,4]	Alaska International Airports System, MERLOTS (Series 1999I), Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ), 2.660%, 2/6/2008	3,750,000
9,065,000	[3,4]	Alaska State Housing Finance Corp., PUTTERs (Series 1398B), Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase & Co. LIQ), 2.600%, 2/7/2008	9,065,000
11,900,000		North Slope Borough, AK (Series 2001), Daily VRDNs (BP Exploration (Alaska), Inc.)/(BP PLC GTD), 1.870%, 2/1/2008	11,900,000
		TOTAL	24,715,000
		Arizona--0.4%
23,250,000		Show Low, AZ IDA (Series 2006), Weekly VRDNs (Snowflake White Mountain Power LLC)/(JPMorgan Chase Bank, N.A. LOC), 2.290%, 2/7/2008	23,250,000
3,835,000		Yuma, AZ Municipal Property Corp., 4.25% Bonds (XL Capital Assurance Inc. INS), 7/1/2008	3,848,934
		TOTAL	27,098,934
		Arkansas--1.2%
5,630,000		Arkansas Development Finance Authority (Series 1995), Weekly VRDNs (Paco Steel & Engineering Corp.)/(JPMorgan Chase Bank, N.A. LOC), 2.270%, 2/7/2008	5,630,000
16,800,000		Blytheville, AR (Series 1998), Weekly VRDNs (Nucor Corp.), 2.170%, 2/6/2008	16,800,000
34,400,000		Blytheville, AR (Series 2002), Weekly VRDNs (Nucor Corp.), 2.320%, 2/6/2008	34,400,000
8,000,000		Crossett, AR (Series 1997), Weekly VRDNs (Bemis Co., Inc.), 2.49%, 2/7/2008	8,000,000
7,100,000		Siloam Springs, AR, IDRB (Series 1994), Weekly VRDNs (La-Z Boy Chair Co.)/(JPMorgan Chase Bank, N.A. LOC), 2.300%, 2/7/2008	7,100,000
		TOTAL	71,930,000
		California--4.0%
8,500,000		California Enterprise Development Authority (Series 2007), Weekly VRDNs (Alvarado Street Bakery)/(Comerica Bank LOC), 2.250%, 2/7/2008	8,500,000
1,035,000		California PCFA (Series 1997A), Weekly VRDNs (West Valley MRF LLC)/(Union Bank of California, N.A. LOC), 2.400%, 2/6/2008	1,035,000
715,000		California PCFA (Series 1998A), Weekly VRDNs (Santa Clara Valley Industries LLC)/(Comerica Bank LOC), 2.400%, 2/6/2008	715,000
1,680,000		California PCFA (Series 1999B), Weekly VRDNs (GreenWaste Recovery, Inc.)/(Comerica Bank LOC), 2.400%, 2/6/2008	1,680,000
3,730,000		California PCFA (Series 2000A), Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 2.400%, 2/6/2008	3,730,000
1,550,000		California PCFA (Series 2001), Weekly VRDNs (Bos Farms)/(Bank of America N.A. LOC), 2.480%, 2/7/2008	1,550,000
6,815,000		California PCFA (Series 2001), Weekly VRDNs (Brawley Beef, LLC)/(Rabobank Nederland, Utrecht LOC), 2.480%, 2/7/2008	6,815,000
5,000,000		California PCFA (Series 2001A), Weekly VRDNs (Western Sky Dairy)/(Bank of America N.A. LOC), 2.480%, 2/7/2008	5,000,000
2,940,000		California PCFA (Series 2002), Weekly VRDNs (T & W Farms)/(Bank of America N.A. LOC), 2.480%, 2/7/2008	2,940,000
8,000,000		California PCFA (Series 2003), Weekly VRDNs (B & B Dairy, LLC)/(Key Bank, N.A. LOC), 2.480%, 2/7/2008	8,000,000
2,000,000		California PCFA (Series 2003), Weekly VRDNs (C.A. and E.J. Vanderham Family Trust)/(Bank of America N.A. LOC), 2.480%, 2/7/2008	2,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$2,350,000		California PCFA (Series 2003: JDS Ranch) Weekly VRDNs (John & Jacqueline Scheenstra Trust)/(Wachovia Bank N.A. LOC), 2.480%, 2/7/2008	$2,350,000
2,000,000		California PCFA (Series 2004), Weekly VRDNs (A & M Farms)/(Wachovia Bank N.A. LOC), 2.480%, 2/7/2008	2,000,000
3,440,000		California PCFA (Series 2007A), Weekly VRDNs (Northern Recycling & Waste Services LLC)/(Union Bank of California, N.A. LOC), 2.400%, 2/6/2008	3,440,000
183,400,000		California State, 4.00% RANs, 6/30/2008	183,864,942
2,350,000		California Statewide Communities Development Authority (Series 1996-H), Weekly VRDNs (Levecke LLC)/(City National Bank LOC), 2.370%, 2/6/2008	2,350,000
4,810,000		California Statewide Communities Development Authority (Series 2006), Weekly VRDNs (Gateway Circle LLC)/(Key Bank, N.A. LOC), 2.250%, 2/7/2008	4,810,000
8,150,000		California Statewide Communities Development Authority (Series 2007 G), Weekly VRDNs (Westgate Pasadena Apartments LP)/(Bank of America N.A. LOC), 2.300%, 2/7/2008	8,150,000
		TOTAL	248,929,942
		Colorado--1.2%
24,500,000		Denver, CO City & County Airport Authority (Series 2004A), Weekly VRDNs (CIFG N.A. INS)/(GTD by Bayerische Landesbank LIQ), 4.000%, 2/6/2008	24,500,000
10,240,000	[3,4]	Denver, CO City & County Airport Authority (Series 2008 FR/RI-F9W), Weekly VRDNs (Lehman Brothers, Inc. SWP), 2.270%, 2/6/2008	10,240,000
18,200,000		Denver, CO City & County Airport Authority (Subseries 2005C1), Weekly VRDNs (CIFG N.A. INS)/(Morgan Stanley Bank LIQ), 3.950%, 2/6/2008	18,200,000
5,175,000	[3,4]	Denver, CO City & County Airport Authority, MERLOTS (Series 2007-C22), 3.85% TOBs (FGIC INS)/(Bank of New York LIQ), Optional Tender 2/13/2008	5,175,000
15,200,000		Regional Transportation District, CO (Series 2001A), 3.40% CP (GTD by WestLB AG LOC), Mandatory Tender 4/3/2008	15,200,000
		TOTAL	73,315,000
		Connecticut--0.8%
4,600,000		Connecticut Development Authority (Series 1999), 2.95% CP (New England Power Co.), Mandatory Tender 3/3/2008	4,600,000
8,000,000		Connecticut Development Authority (Series 1999), 3.05% CP (New England Power Co.), Mandatory Tender 2/5/2008	8,000,000
34,910,000		Connecticut State, Second Lien Special Tax Obligation Refunding Bonds, Transportation Infrastructure Purposes (2003 Series 1), Weekly VRDNs (AMBAC INS)/(GTD by WestLB AG LIQ), 3.800%, 2/6/2008	34,910,000
		TOTAL	47,510,000
		District of Columbia--2.9%
15,435,000	[3,4]	District of Columbia HFA (Series 2005 BNY5), Weekly VRDNs (Trinity Plus Funding Co. LLC)/(Bank of New York LIQ), 2.320%, 2/7/2008	15,435,000
97,395,000		District of Columbia (Series 2001C), Weekly VRDNs (FGIC INS)/(Morgan Stanley Bank LIQ), 6.250%, 2/6/2008	97,395,000
32,495,000		District of Columbia (Series 2001D), Weekly VRDNs (FGIC INS)/(Morgan Stanley Bank LIQ), 6.250%, 2/6/2008	32,495,000
20,000,000		District of Columbia, 4.00% TRANs, 9/30/2008	20,114,640
5,000,000	[3,4]	Metropolitan Washington, DC Airports Authority, MERLOTS (Series 2007-B1), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 2.570%, 2/6/2008	5,000,000
10,910,000	[3,4]	Metropolitan Washington, DC Airports Authority, SPEARs (Series DB-505), Weekly VRDNs (AMBAC INS)/(Deutsche Bank AG LIQ), 2.290%, 2/7/2008	10,910,000
		TOTAL	181,349,640
		Florida--3.2%
33,480,000	[3,4]	Citizens Property Insurance Corp. FL, P-Floats (Series EC-1010), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 2.750%, 2/7/2008	33,480,000
5,990,000	[3,4]	Florida Housing Finance Corp., Class A Certificates (Series 3051), Weekly VRDNs (Bear Stearns Cos., Inc. LIQ), 3.300%, 2/7/2008	5,990,000
8,000,000		Florida Housing Finance Corp., Wellesley Apartments (Series 2003 O), Weekly VRDNs (TWC Sixty-Seven)/(Citibank NA, New York LOC), 2.210%, 2/6/2008	8,000,000
18,595,000	[3,4]	Florida Hurricane Catastrophe Fund Finance Corp., P-Floats (Series EC-1081), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 2.750%, 2/7/2008	18,595,000
4,210,000	[3,4]	Florida State Board of Education, P-Floats (Series EC-1049), VRDNs (Florida State)/(Merrill Lynch & Co., Inc. LIQ), 2.290%, 2/7/2008	4,210,000
6,500,000		Greater Orlando, FL Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(Textron Inc. GTD), 3.240%, 2/6/2008	6,500,000
7,835,000	[3,4]	Hillsborough County, FL Aviation Authority (MT-126), Weekly VRDNs (Tampa International Airport)/(AMBAC INS)/(Svenska Handelsbanken, Stockholm LIQ), 3.520%, 2/7/2008	7,835,000
5,000,000	[3,4]	Jacksonville, FL HFA, PUTTERs (Series 2360), Weekly VRDNs (GNMA COL)/(JPMorgan Chase & Co. LIQ), 2.300%, 2/7/2008	5,000,000
5,275,000	[3,4]	Miami-Dade County, FL Aviation (PT-2713), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.600%, 2/7/2008	5,275,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Florida--continued
$10,000,000	[3,4]	Miami-Dade County, FL Aviation, Eagles (Series 2007-0073), Weekly VRDNs (MBIA Insurance Corp., XL Capital Assurance Inc. INS) and Banco Bilbao Vizcaya Argentaria SA LIQs), 4.870%, 2/7/2008	$10,000,000
19,760,000	[3,4]	Miami-Dade County, FL Aviation, PUTTERs (Series 1447), Weekly VRDNs (CIFG N.A. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.300%, 2/7/2008	19,760,000
4,265,000	[3,4]	Miami-Dade County, FL Educational Facilities Authority, P-Floats (Series EC-1020), Weekly VRDNs (University of Miami)/(AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ), 2.290%, 2/7/2008	4,265,000
3,000,000		Miami-Dade County, FL (Series A), 2.95% CP (Miami International Airport)/(BNP Paribas SA and Dexia Credit Local LOCs), Mandatory Tender 5/15/2008	3,000,000
6,668,000		Miami-Dade County, FL (Series A), 3.00% CP (Miami International Airport)/(BNP Paribas SA and Dexia Credit Local LOCs), Mandatory Tender 2/1/2008	6,668,000
3,000,000		Miami-Dade County, FL (Series A), 3.05% CP (Miami International Airport)/(BNP Paribas SA and Dexia Credit Local LOCs), Mandatory Tender 5/15/2008	3,000,000
10,000,000	[3,4]	Miami-Dade County, FL, Solar Eclipse (Series 2007-0045), Daily VRDNs (AMBAC INS)/(U.S. Bank, N.A. LIQ), 4.500%, 2/1/2008	10,000,000
11,000,000		Orange County, FL, HFA (Series 2007A), Weekly VRDNs (Marbella Pointe)/(Washington Mutual Bank LOC), 6.000%, 2/7/2008	11,000,000
4,800,000		Orange County, FL, HFA (Series 2007B), Weekly VRDNs (Marbella Cove)/(Washington Mutual Bank LOC), 4.500%, 2/6/2008	4,800,000
22,785,000		St. Lucie County, FL, Solid Waste Disposal (Series 2003), Daily VRDNs (Florida Power & Light Co.), 1.980%, 2/1/2008	22,785,000
1,200,000		Volusia County, FL, HFA (Series 2007 A), Weekly VRDNs (Cape Morris Cove LLP)/(Washington Mutual Bank LOC), 6.000%, 2/6/2008	1,200,000
4,500,000		Volusia County, FL, HFA (Series 2007 B), Weekly VRDNs (Cape Morris Cove LLP)/(Washington Mutual Bank LOC), 6.000%, 2/6/2008	4,500,000
		TOTAL	195,863,000
		Georgia--4.8%
48,860,000		Albany-Dougherty County, GA, Hospital Authority (Series 2002), Daily VRDNs (Phoebe Putney Memorial Hospital)/(AMBAC INS)/(Regions Bank, Alabama LIQ), 4.000%, 2/1/2008	48,860,000
9,000,000		Atlanta, GA, Airport General Revenue (Series 2005A-1), 3.50% CP (GTD by Bayerische Landesbank, Calyon, Paris, Landesbank Baden-Wuerttemberg and Wachovia Bank N.A. LOCs), Mandatory Tender 3/7/2008	9,000,000
3,000,000		Atlanta, GA, Urban Residential Finance Authority (Series 2006), Weekly VRDNs (Columbia at Sylvan Hills Apartments)/(Wachovia Bank N.A. LOC), 2.340%, 2/7/2008	3,000,000
7,000,000		Bacon, GA, Industrial Building Authority (Series 2004), Weekly VRDNs (D.L. Lee & Sons, Inc.)/(Wachovia Bank N.A. LOC), 2.250%, 2/7/2008	7,000,000
21,700,000		Bartow County, GA, IDA (First Series 2007), Daily VRDNs (Georgia Power Co.), 1.880%, 2/1/2008	21,700,000
5,400,000		Bulloch County, GA, Development Authority (Series 1999), Weekly VRDNs (Apogee Enterprises, Inc.)/(Bank of New York LOC), 2.300%, 2/7/2008	5,400,000
13,670,000		Clayton County, GA, Housing Authority (Series 2000: Villages at Lake Ridge Apartments), Weekly VRDNs (Timber Mills Partners LP)/(Regions Bank, Alabama LOC), 2.340%, 2/7/2008	13,670,000
4,000,000		Cobb County, GA, Development Authority (Series 2007), Weekly VRDNs (Republic Services, Inc.), 2.490%, 2/7/2008	4,000,000
19,950,000		Crisp County, GA, Solid Waste Management Authority (Series 1998), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 3.000%, 2/7/2008	19,950,000
16,000,000		Fulton County, GA, Development Authority (Series 2004), Weekly VRDNs (Hidden Creste Apartments)/(Wachovia Bank N.A. LOC), 2.340%, 2/7/2008	16,000,000
35,950,000		Gainesville & Hall County, GA, Hospital Authority (Series 2007A), Weekly VRDNs (Northeast Georgia Health System, Inc.)/(MBIA Insurance Corp. INS)/(Landesbank Baden-Wuerttemberg LIQ), 3.400%, 2/6/2008	35,950,000
16,625,000		Gainesville & Hall County, GA, Hospital Authority (Series 2007B), Weekly VRDNs (Northeast Georgia Health System, Inc.)/(MBIA Insurance Corp. INS)/(Landesbank Baden-Wuerttemberg LIQ), 3.400%, 2/6/2008	16,625,000
33,000,000		Gainesville & Hall County, GA, Hospital Authority (Series 2007D), Weekly VRDNs (Northeast Georgia Health System, Inc.)/(MBIA Insurance Corp. INS)/(Landesbank Baden-Wuerttemberg LIQ), 3.400%, 2/6/2008	33,000,000
4,875,000		Gainesville and Hall County, GA, Development Authority (Series 2002), Weekly VRDNs (Fieldale Farms Corp.)/(Wachovia Bank N.A. LOC), 2.250%, 2/7/2008	4,875,000
10,000,000		Gordon County, GA, Development Authority (Series 2007), Weekly VRDNs (Pine Hall Brick Co., Inc.)/(Wachovia Bank N.A. LOC), 2.250%, 2/7/2008	10,000,000
13,700,000		Gwinnett County, GA, Housing Authority (Series 2006), Weekly VRDNs (Palisades at Satellite Crossing Apartments)/(SunTrust Bank LOC), 2.320%, 2/7/2008	13,700,000
15,000,000		Hall County & Gainesville, GA, Hospital Authority (Series 2007F), Weekly VRDNs (Northeast Georgia Health System, Inc.)/(MBIA Insurance Corp. INS)/(Bayerische Landesbank LIQ), 3.400%, 2/6/2008	15,000,000
10,100,000		Savannah, GA, EDA (Series 1995A) Weekly VRDNs (Home Depot, Inc.), 2.490%, 2/6/2008	10,100,000
4,480,000		Screven County, GA, IDA (Series 1995), Weekly VRDNs (Sylvania Yarn Systems, Inc. Project)/(Wachovia Bank N.A. LOC), 2.250%, 2/6/2008	4,480,000
1,800,000		Tattnall County, GA, IDA (Series 1999), Weekly VRDNs (Rotary Corp.)/(Bank of America N.A. LOC), 2.250%, 2/7/2008	1,800,000
4,715,000		Wayne County, GA, IDA (Series 2004), Weekly VRDNs (Great Southern Wood, Inc.)/(Wachovia Bank N.A. LOC), 2.870%, 2/1/2008	4,715,000
		TOTAL	298,825,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Hawaii--0.1%
$6,770,000	[3,4]	Hawaii State, P-Floats (Series EC-1016), Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ), 2.750%, 2/7/2008	$6,770,000
		Idaho--0.2%
9,560,000		Boise, ID, Housing Authority (Series 2002B), Weekly VRDNs (Civic Plaza LP)/(Key Bank, N.A. LOC), 2.320%, 2/6/2008	9,560,000
		Illinois--4.4%
2,920,000		Aurora City, IL (Series 2000), Weekly VRDNs (Cleveland Hardware & Forging Co.)/(Fifth Third Bank, Cincinnati LOC), 2.360%, 2/7/2008	2,920,000
52,045,000	[3,4]	Aurora, IL SFM, PUTTERs (Series 2139), Weekly VRDNs (GNMA COL)/(JPMorgan Chase Bank, N.A. LIQ), 2.30%, 2/7/2008	52,045,000
4,085,000	[3,4]	Chicago, IL Board of Education, SPEARs (DB-338), Weekly VRDNs (FGIC INS)/(Deutsche Bank AG LIQ), 3.500%, 2/7/2008	4,085,000
22,270,000		Chicago, IL, Midway Airport (Series 1998A), Daily VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.600%, 2/1/2008	22,270,000
2,900,000		Chicago, IL Midway Airport (Series 1998B), Daily VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.600%, 2/1/2008	2,900,000
43,400,000		Chicago, IL MFH Revenue (Series 2004A), Weekly VRDNs (Central Station Residential LLC)/(FNMA LOC), 2.330%, 2/7/2008	43,400,000
1,060,000	[3,4]	Chicago, IL O'Hare International Airport (PT-1993), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.600%, 2/7/2008	1,060,000
7,810,000	[3,4]	Chicago, IL O'Hare International Airport, ROCs (Series 239), Weekly VRDNs (FSA INS)/(Citibank NA, New York LIQ), 2.360%, 2/7/2008	7,810,000
21,495,000	[3,4]	Chicago, IL SFM, PUTTERs (Series 2143), Weekly VRDNs (GNMA COL)/(JPMorgan Chase Bank, N.A. LIQ), 2.300%, 2/7/2008	21,495,000
2,655,000		Chicago, IL (Series 1998), Weekly VRDNs (Freedman Seating Co.)/(LaSalle Bank, N.A. LOC), 2.250%, 2/7/2008	2,655,000
1,225,000		Chicago, IL (Series 1999 IDRB), Weekly VRDNs (Ade, Inc.)/(U.S. Bank, N.A. LOC), 2.320%, 2/6/2008	1,225,000
10,500,000		Chicago, IL, Chicago Midway Airport Special Facility Revenue Bonds (Series 1998), 3.50% TOBs (Signature Flight Support Corp.)/(GTD by Bayerische Landesbank LOC), Optional Tender 6/1/2008	10,500,000
2,510,000		Elgin, IL (Series 2001), Weekly VRDNs (Gemini Mouldings, Inc.)/(LaSalle Bank, N.A. LOC), 2.250%, 2/7/2008	2,510,000
465,000		Galva, IL (Series 1999), Weekly VRDNs (John H. Best & Sons, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.400%, 2/7/2008	465,000
3,890,000		Illinois Development Finance Authority IDB Weekly VRDNs (R. A. Zweig, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 2.240%, 2/6/2008	3,890,000
1,300,000		Illinois Development Finance Authority IDB (Series 1995), Weekly VRDNs (Evapco, Inc.)/(Bank of America N.A. LOC), 2.300%, 2/7/2008	1,300,000
4,490,000		Illinois Development Finance Authority IDB (Series 1998), Weekly VRDNs (Lakeview Partners I LP)/(LaSalle Bank, N.A. LOC), 2.310%, 2/7/2008	4,490,000
5,310,000		Illinois Development Finance Authority IDB (Series 2001), Weekly VRDNs (Val-Matic Valve & Manufacturing Corp.)/(LaSalle Bank, N.A. LOC), 2.250%, 2/7/2008	5,310,000
2,890,000		Illinois Development Finance Authority (Series 2001), Weekly VRDNs (Mangel BG Investments LLC)/(LaSalle Bank, N.A. LOC), 2.310%, 2/6/2008	2,890,000
8,750,000		Illinois Finance Authority (Series 2004), Weekly VRDNs (Republic Services, Inc.), 2.500%, 2/7/2008	8,750,000
2,950,000		Illinois Finance Authority (Series 2007), Weekly VRDNs (Andre's Imaging & Graphics, Inc.)/(U.S. Bank, N.A. LOC), 2.250%, 2/7/2008	2,950,000
7,500,000		Illinois Finance Authority (Series 2007), Weekly VRDNs (Hidden Glen Apartments)/(U.S. Bank, N.A. LOC), 2.33%, 2/7/2008	7,500,000
30,430,000		Illinois Health Facilities Authority (Series 2001C), Weekly VRDNs (Edward Hospital Obligated Group)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.100%, 2/6/2008	30,430,000
8,340,000		Illinois Housing Development Authority (2007 Subseries H-2), 3.48% TOBs, Mandatory Tender 10/1/2008	8,340,000
8,250,000		Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds (Series 2004 C-3), Weekly VRDNs (FHLB of Chicago LIQ), 2.150%, 2/6/2008	8,250,000
5,635,000		Illinois State Bonds, 6/15/2008	5,565,428
3,245,000		Tinley Park, IL (Series 2003), Weekly VRDNs (Mariah Partners LLC)/(LaSalle Bank, N.A. LOC), 2.250%, 2/7/2008	3,245,000
2,685,000		Upper Illinois River Valley Development Authority (Series 2004), Weekly VRDNs (Streator Industrial Handling, Inc.)/(LaSalle Bank, N.A. LOC), 2.250%, 2/7/2008	2,685,000
2,240,000		Will-Kankakee, IL Regional Development Authority (Series 1999), Weekly VRDNs (T. H. Davidson & Co., Inc.)/(LaSalle Bank, N.A. LOC), 2.250%, 2/7/2008	2,240,000
		TOTAL	273,175,428
		Indiana--3.3%
880,000		Huntington, IN (Series 1999), Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank, N.A. LOC), 2.400%, 2/7/2008	880,000
8,000,000		Indiana Development Finance Authority (Series 2005), Weekly VRDNs (Republic Services, Inc.), 2.490%, 2/6/2008	8,000,000
5,500,000		Indiana Port Commission (Series 2000), Weekly VRDNs (Kosmos Cement Co.)/(Wachovia Bank N.A. LOC), 2.250%, 2/6/2008	5,500,000
25,985,000		Indiana State Finance Authority (Series 2007A), Weekly VRDNs (Golden Years Homestead, Inc. & Great Lakes Christian Homes Corp.)/(Key Bank, N.A. LOC), 2.27%, 2/7/2008	25,985,000
995,000	[3,4]	Indiana State HFA, MERLOTS (Series 2000-PPP), Weekly VRDNs (Wachovia Bank N.A. LIQ), 2.290%, 2/6/2008	995,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Indiana--continued
$25,000,000		Indianapolis, IN Airport Authority (Series 2007), 2.90% CP (Fortis Bank SA/NV and State Street Bank and Trust Co. LOCs), Mandatory Tender 4/1/2008	$25,000,000
12,000,000		Indianapolis, IN Airport Authority (Series 2007), 3.05% CP (Fortis Bank SA/NV and State Street Bank and Trust Co. LOCs), Mandatory Tender 2/6/2008	12,000,000
8,500,000		Indianapolis, IN Airport Authority (Series 2007), 3.73% CP (Fortis Bank SA/NV and State Street Bank and Trust Co. LOCs), Mandatory Tender 3/10/2008	8,500,000
16,015,000		Indianapolis, IN Local Public Improvement Bond Bank (Series 2005G-2), Weekly VRDNs (Indianapolis, IN Waterworks Department)/(MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 4.000%, 2/7/2008	16,015,000
38,110,000		Indianapolis, IN Local Public Improvement Bond Bank (Series 2005H), Weekly VRDNs (Indianapolis, IN Waterworks Department)/(MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 4.000%, 2/7/2008	38,110,000
5,135,000	[3,4]	Indianapolis, IN Local Public Improvement Bond Bank (PT-731), Weekly VRDNs (Indianapolis, IN Airport Authority)/(FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 2.440%, 2/7/2008	5,135,000
7,100,000		Indianapolis, IN, MFH (Series 2004A), Weekly VRDNs (Nora Commons LP)/(LaSalle Bank, N.A. LOC), 2.250%, 2/7/2008	7,100,000
3,400,000		Indianapolis, IN (Series 1999), Weekly VRDNs (Chip Ganassi Racing Teams)/(National City Bank LOC), 2.370%, 2/7/2008	3,400,000
5,000,000		Jasper County, IN, EDA (Series 2000), Weekly VRDNs (T & M LP)/(Rabobank Nederland, Utrecht LOC), 2.350%, 2/7/2008	5,000,000
4,035,000		Jasper County, IN, EDA (Series 2005), Weekly VRDNs (T & M LP)/(Rabobank Nederland, Utrecht LOC), 2.350%, 2/7/2008	4,035,000
6,500,000		Jasper County, IN, EDA (Series 2006), Weekly VRDNs (T & M LP)/(Rabobank Nederland, Utrecht LOC), 2.350%, 2/7/2008	6,500,000
1,260,000		Kendallville, IN (Series 1995), Weekly VRDNs (Rivnut Real Estate, Ltd.)/(National City Bank LOC), 2.420%, 2/7/2008	1,260,000
13,000,000		Lafayette, IN School Corp., 3.75% TANs, 12/31/2008	13,051,651
6,000,000		Logansport, IN (Series 2006), Weekly VRDNs (Andersons Clymers Ethanol LLC)/(Bank of the West, San Francisco, CA LOC), 2.280%, 2/7/2008	6,000,000
2,000,000		Vigo County, IN (Series 2003), Weekly VRDNs (Republic Services, Inc.), 2.490%, 2/6/2008	2,000,000
10,000,000		Whiting, IN Environmental Facilities Revenue (Series 2002B), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 1.870%, 2/1/2008	10,000,000
1,800,000		Whitley County, IN (Series 1999), Weekly VRDNs (Undersea Sensor Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.400%, 2/7/2008	1,800,000
		TOTAL	206,266,651
		Iowa--0.2%
13,900,000		Iowa State, 4.00% TRANs, 6/30/2008	13,941,999
		Kansas--0.7%
9,947,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2005-13), Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 2.320%, 2/7/2008	9,947,000
6,000,000		Dodge City, KS IDA (Series 2000), Weekly VRDNs (Farmland National Beef Packing Co.)/(Rabobank Nederland, Utrecht LOC), 2.350%, 2/7/2008	6,000,000
10,000,000		Kansas Development Finance Authority (Series 2006K), Weekly VRDNs (Tree House Apartments)/(Bank of America N.A. LOC), 2.29%, 2/7/2008	10,000,000
10,000,000		Lenexa, KS, MFH(Series 2007), Weekly VRDNs (Heather Glen Apartments)/(Bank of America N.A. LOC), 2.29%, 2/7/2008	10,000,000
3,866,500	[3,4]	Sedgwick & Shawnee Counties, KS, Floater Certificates (Series 2006-1670), Weekly VRDNs (GNMA COL)/(Morgan Stanley LIQ), 2.320%, 2/7/2008	3,866,500
2,330,000	[3,4]	Sedgwick & Shawnee Counties, KS, MERLOTS (Series 2001 A-35), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 2.290%, 2/6/2008	2,330,000
		TOTAL	42,143,500
		Kentucky--0.9%
8,500,000		Boyd County, KY (Series 2003), Weekly VRDNs (Air Products & Chemicals, Inc.), 2.180%, 2/6/2008	8,500,000
16,600,000		Carroll County, KY, Solid Waste Disposal Revenue Bonds (Series 2006), Weekly VRDNs (North American Stainless)/(LaSalle Bank, N.A. LOC), 2.250%, 2/7/2008	16,600,000
4,900,000		Graves County, KY (Series 1988), Weekly VRDNs (Seaboard Farms)/(U.S. Bank, N.A. LOC), 2.320%, 2/7/2008	4,900,000
5,500,000		Hopkinsville, KY (Series 2007A), Weekly VRDNs (Riken Elastomers Corp.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 2.470%, 2/7/2008	5,500,000
570,000		Jefferson County, KY (Series 1995), Weekly VRDNs (Derby Industries, Inc.)/(Fifth Third Bank, Cincinnati LOC), 2.650%, 2/7/2008	570,000
1,950,000		Kenton County, KY (Series 1999), Weekly VRDNs (Packaging Un-limited of Northern Kentucky, Inc.)/(National City Bank LOC), 2.370%, 2/7/2008	1,950,000
9,002,500	[3,4]	Kentucky Turnpike Authority, Floater Certificates (Series 2004-1061), 3.75% TOBs (AMBAC INS)/(Morgan Stanley LIQ), Optional Tender 3/6/2008	9,002,500
5,740,000		Maysville, KY (Series 1996), Weekly VRDNs (Green Tokai)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 2.470%, 2/7/2008	5,740,000
1,510,000		Paris, KY Weekly VRDNs (Monessen Holdings LLC)/(Key Bank, N.A. LOC), 2.340%, 2/7/2008	1,510,000
		TOTAL	54,272,500
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Louisiana--2.1%
$3,831,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Louisiana-AMT)/(Series 2005-11), Weekly VRDNs (Louisiana HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 2.320%, 2/7/2008	$3,831,000
11,185,000	[3,4]	East Baton Rouge, LA Mortgage Finance Authority (Series 2006 FR/RI-P2U), Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings, Inc. LIQ), 2.210%, 2/6/2008	11,185,000
5,000,000		Lake Charles, LA Harbor & Terminal District (Series 1995A), Weekly VRDNs (Polycom-Huntsman, Inc.)/(Bank of America N.A. LOC), 2.340%, 2/7/2008	5,000,000
10,100,000		Lake Charles, LA Harbor & Terminal District (Series 2000), Weekly VRDNs (ConocoPhillips), 2.250%, 2/6/2008	10,100,000
4,680,000		Louisiana HFA, (Series 2007), Weekly VRDNs (Emerald Point Apartments Partners, Ltd.)/(FNMA LOC), 2.34%, 2/7/2008	4,680,000
12,385,000	[3,4]	Louisiana HFA, Floater Certificates (Series 2006-2142), Weekly VRDNs (GNMA COL)/(Morgan Stanley LIQ), 2.320%, 2/7/2008	12,385,000
9,000,000		Louisiana Public Facilities Authority (Series 2002), Weekly VRDNs (Air Products & Chemicals, Inc.), 2.180%, 2/6/2008	9,000,000
35,000,000		Louisiana Public Facilities Authority (Series 2005), Daily VRDNs (Air Products & Chemicals, Inc.), 1.910%, 2/1/2008	35,000,000
22,000,000		Louisiana Public Facilities Authority (Series 2007A), Daily VRDNs (Air Products & Chemicals, Inc.), 1.910%, 2/1/2008	22,000,000
14,840,000	[3,4]	New Orleans, LA Aviation Board, MERLOTS (Series 2007-D55), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 2.410%, 2/6/2008	14,840,000
		TOTAL	128,021,000
		Maine--0.5%
15,000,000		Maine State Housing Authority (Series D), 3.82% TOBs, Optional Tender 7/18/2008	15,000,000
2,275,000	[3,4]	Maine State Housing Authority, MERLOTS (Series 2001-A108), 3.75% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 2/20/2008	2,275,000
15,400,000		Maine State Housing Authority, Mortgage Purchase Bonds (2007 Series F), 3.85% TOBs, Mandatory Tender 9/22/2008	15,400,000
		TOTAL	32,675,000
		Maryland--0.6%
225,000		Howard County, MD Economic Development Revenue Board (Series 2005),Weekly VRDNs (Eight P CPL LLC)/(Comerica Bank LOC), 2.270%, 2/7/2008	225,000
2,495,000	[3,4]	Maryland Community Development Administration - Housing Revenue (PA-629R),Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.440%, 2/7/2008	2,495,000
3,310,000	[3,4]	Maryland Community Development Administration - Residential Revenue (Series 2004 FR/RI-L59J),Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ), 2.230%, 2/6/2008	3,310,000
5,000,000		Maryland Community Development Administration - Residential Revenue, (Series 2007L), 3.37% BANs, 12/15/2008	5,000,000
4,795,000	[3,4]	Maryland Community Development Administration - Residential Revenue, Class A Certificates (Series 7027),Weekly VRDNs (Bear Stearns Cos., Inc. LIQ), 2.300%, 2/7/2008	4,795,000
5,850,000		Maryland IDFA (Series 1999), 3.50% TOBs (Signature Flight Support Corp.)/(GTD by Bayerische Landesbank LOC), Optional Tender 6/1/2008	5,850,000
3,840,000	[3,4]	Maryland State Economic Development Corp., MERLOTS (Series 2007-D58), Weekly VRDNs (Maryland Aviation Administration Facilities)/(FSA INS)/(Wachovia Bank N.A. LIQ), 2.270%, 2/6/2008	3,840,000
7,510,000	[3,4]	Maryland State, P-Floats (Series EC-1030), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.290%, 2/7/2008	7,510,000
5,730,000	[3,4]	Northeast MD Waste Disposal Authority (PT-766), Weekly VRDNs (AMBAC INS)/(GTD by Landesbank Hessen-Thueringen LIQ), 2.800%, 2/7/2008	5,730,000
		TOTAL	38,755,000
		Massachusetts--1.9%
7,729,000		Ashburnham, MA, 4.00% BANs, 7/11/2008	7,735,530
20,000,000	[3,4]	Commonwealth of Massachusetts, Solar Eclipse (Series 2007-0077), 3.35% TOBs (AMBAC INS)/(U.S. Bank, N.A. LIQ), Optional Tender 6/12/2008	20,000,000
8,000,000		Leominster, MA, 3.60% BANs, 5/7/2008	8,004,557
10,000,000		Massachusetts Development Finance Agency (Series 2004), 3.50% CP (Nantucket Electric Co.)/(GTD by Massachusetts Electric Co.), Mandatory Tender 2/7/2008	10,000,000
5,000,000		Massachusetts HEFA (Series B), Weekly VRDNs (Suffolk University)/(RBS Citizens Bank N.A. LOC), 2.160%, 2/7/2008	5,000,000
5,100,000		Massachusetts HEFA, Revenue Bonds (Series 2006L-2), Daily VRDNs (Children's Hospital Medical Center)/(AMBAC INS)/(Bank of America N.A. LIQ), 4.000%, 2/1/2008	5,100,000
12,000,000		Massachusetts IFA (Series 1992B), 2.97% CP (New England Power Co.), Mandatory Tender 2/5/2008	12,000,000
12,100,000		Massachusetts IFA (Series 1992B), 3.45% CP (New England Power Co.), Mandatory Tender 2/7/2008	12,100,000
4,500,000		Massachusetts IFA (Series 1997), Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC), 2.320%, 2/7/2008	4,500,000
10,000,000		Massachusetts School Building Authority (Series A), 3.40% CP (Bank of Nova Scotia, Toronto LOC), Mandatory Tender 2/7/2008	10,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Massachusetts--continued
$12,400,000		Massachusetts State Development Finance Agency (Series 2005A), Weekly VRDNs (Suffolk University)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.180%, 2/6/2008	$12,400,000
10,000,000		Revere, MA, 3.40% BANs, 8/25/2008	10,022,054
		TOTAL	116,862,141
		Michigan--3.2%
47,205,000	[3,4]	Michigan State Building Authority, Class A Certificates (Series 2006-277), Daily VRDNs (FGIC INS)/(Bear Stearns Cos., Inc. LIQ), 4.750%, 2/1/2008	47,205,000
61,300,000		Michigan State (Series A), 4.00% TRANs (DePfa Bank PLC LOC), 9/30/2008	61,723,176
77,000,000		Michigan Strategic Fund (Series 2007), Daily VRDNs (Air Products & Chemicals, Inc.), 1.910%, 2/1/2008	77,000,000
12,590,000	[3,4]	Wayne County, MI Airport Authority, ROCs (Series 353), Weekly VRDNs (Detroit, MI Metropolitan Wayne County Airport)/(MBIA Insurance Corp. INS)/(Citibank NA, New York LIQ), 3.860%, 2/7/2008	12,590,000
1,000,000	[3,4]	Wayne County, MI Airport Authority, MERLOTS (Series 2007 D32), Weekly VRDNs (Detroit, MI Metropolitan Wayne County Airport)/(FGIC INS)/(Wachovia Bank N.A. LIQ), 3.710%, 2/6/2008	1,000,000
		TOTAL	199,518,176
		Minnesota--1.0%
2,400,000		Coon Rapids, MN (Series 1999), Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 2.400%, 2/7/2008	2,400,000
6,440,000	[3,4]	Dakota County & Washington County MN Housing & Redevelopment Authority, MERLOTS (Series J), Weekly VRDNs (United States Treasury COL)/(Wachovia Bank N.A. LIQ), 2.290%, 2/6/2008	6,440,000
900,000		Minneapolis, MN, IDA (Series 1999), Weekly VRDNs (Viking Materials, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.400%, 2/7/2008	900,000
10,000,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority (Series B-2), Daily VRDNs (Allina Health System, MN)/(MBIA Insurance Corp. INS)/(Bank of New York LIQ), 6.000%, 2/1/2008	10,000,000
3,140,000	[3,4]	Minneapolis/St. Paul, MN Metropolitan Airports Commission (MT-117), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.600%, 2/7/2008	3,140,000
5,220,000	[3,4]	Minneapolis/St. Paul, MN Metropolitan Airports Commission (PT-735), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ), 2.280%, 2/7/2008	5,220,000
6,595,000	[3,4]	Minnesota State, P-Floats (Series EC-1059), VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.290%, 2/7/2008	6,595,000
1,600,000		Northfield, MN (Series 2003), Weekly VRDNs (Summerfield Investments LLC)/(LaSalle Bank, N.A. LOC), 2.930%, 2/1/2008	1,600,000
5,000,000		Ramsey County, MN Housing and Redevelopment Authority (Series 2003 A), Weekly VRDNs (Gateway Apartments LP)/(LaSalle Bank, N.A. LOC), 2.880%, 2/1/2008	5,000,000
310,000		Springfield, MN (Series 1998), Weekly VRDNs (Ochs Brick Co.)/(Wells Fargo Bank, N.A. LOC), 2.400%, 2/7/2008	310,000
8,750,000		St. Paul, MN Housing & Redevelopment Authority (Series 2005C), Weekly VRDNs (University Carleton Development LP)/(LaSalle Bank, N.A. LOC), 2.880%, 2/1/2008	8,750,000
2,500,000		St. Paul, MN Housing & Redevelopment Authority (Series 2006A), Weekly VRDNs (Gateway Apartments LP)/(LaSalle Bank, N.A. LOC), 2.880%, 2/1/2008	2,500,000
2,250,000		White Bear Lake, MN (Series 1999), Weekly VRDNs (Taylor Corp.)/(Wells Fargo Bank, N.A. LOC), 2.400%, 2/7/2008	2,250,000
4,000,000		White Bear Lake, MN (Series 2004), Weekly VRDNs (Pinehurst Investments LLC)/(LaSalle Bank, N.A. LOC), 2.930%, 2/1/2008	4,000,000
		TOTAL	59,105,000
		Mississippi--0.9%
12,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Mississippi-AMT)/(Series 2005-16), Weekly VRDNs (Mississippi Home Corp.)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 2.320%, 2/7/2008	12,000,000
1,750,000		Mississippi Business Finance Corp., (Series 1999), VRDNs (Polks Meat Products, Inc.)/(Regions Bank, Alabama LOC), 2.390%, 2/7/2008	1,750,000
2,420,000		Mississippi Business Finance Corp., (Series 2000A), Weekly VRDNs (TT&W Farm Products, Inc.)/(Regions Bank, Alabama LOC), 2.340%, 2/7/2008	2,420,000
3,270,000		Mississippi Business Finance Corp., (Series 2001), Weekly VRDNs (Silver Creek Gin Co.)/(Regions Bank, Alabama LOC), 2.340%, 2/7/2008	3,270,000
2,955,000		Mississippi Business Finance Corp., (Series 2004), Weekly VRDNs (Mill Creek Gin, Inc.)/(Regions Bank, Alabama LOC), 2.340%, 2/7/2008	2,955,000
960,000	[3,4]	Mississippi Home Corp., (PT-1446), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ), 2.440%, 2/7/2008	960,000
7,400,000		Mississippi Home Corp., (Series 2004-6), Weekly VRDNs (Windsor Park Partners LP)/(FNMA LOC), 2.290%, 2/7/2008	7,400,000
6,500,000		Mississippi Home Corp., (Series 2006-1), Weekly VRDNs (Terrace Park Apartments)/(Wachovia Bank N.A. LOC), 2.340%, 2/7/2008	6,500,000
9,790,000		Mississippi Home Corp., (Series 2006-2), Weekly VRDNs (Bradford Park Apartments)/(Wachovia Bank N.A. LOC), 2.340%, 2/7/2008	9,790,000
9,145,000	[3,4]	Mississippi Home Corp., MERLOTS (Series 2001 A8), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ), 2.290%, 2/6/2008	9,145,000
1,365,000	[3,4]	Mississippi Home Corp., MERLOTS (Series YYY), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 2.290%, 2/6/2008	1,365,000
		TOTAL	57,555,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Missouri--3.1%
$10,000,000		Buchanan County, MO Solid Waste Disposal Weekly VRDNs (Lifeline Foods LLC)/(Wells Fargo Bank, N.A. LOC), 2.350%, 2/7/2008	$10,000,000
26,693,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Missouri-AMT)/(Series 2005-14), Weekly VRDNs (Missouri State Housing Development Commission)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 2.320%, 2/7/2008	26,693,000
10,000,000		Kansas City, MO, IDA (Series 2006), Weekly VRDNs (Clay Terrace Apartments)/(LaSalle Bank, N.A. LOC), 2.250%, 2/7/2008	10,000,000
4,000,000		Missouri Development Finance Board (Series 2007), Weekly VRDNs (Kopytek Printing)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.33%, 2/7/2008	4,000,000
79,600,000		Missouri Higher Education Loan Authority, Student Loan Revenue Bonds (Senior Series 2005A), Weekly VRDNs (MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 3.45%, 2/7/2008	79,600,000
2,315,000	[3,4]	Missouri State Housing Development Commission, MERLOTS (Series 2001-A81), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 2.290%, 2/6/2008	2,315,000
1,380,000	[3,4]	Missouri State Housing Development Commission, MERLOTS (Series 2001 A28), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 2.290%, 2/6/2008	1,380,000
4,645,000	[3,4]	Missouri State Housing Development Commission, PUTTERs (Series 1514), Weekly VRDNs (GNMA COL)/(JPMorgan Chase & Co. LIQ), 2.300%, 2/7/2008	4,645,000
13,170,000	[3,4]	Missouri State Housing Development Commission, PUTTERs (Series 2309), Weekly VRDNs (GNMA COL)/(JPMorgan Chase Bank, N.A. LIQ), 2.30%, 2/7/2008	13,170,000
26,000,000		Southwest City, MO, IDA (Series 2005), Weekly VRDNs (Simmons Foods, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.350%, 2/7/2008	26,000,000
9,300,000		St. Louis, MO, IDA (Series 1991), Weekly VRDNs (U.S. Durum Milling, Inc.)/(LaSalle Bank, N.A. LOC), 2.250%, 2/6/2008	9,300,000
855,000		St. Louis, MO, IDA (Series 1997), Weekly VRDNs (Cee Kay Supply)/(Commerce Bank, N.A., Kansas City LOC), 2.58%, 2/7/2008	855,000
3,480,000		St. Louis, MO, IDA (Series 2005A), Weekly VRDNs (C.R. Metal Products)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.33%, 2/7/2008	3,480,000
		TOTAL	191,438,000
		Montana--0.2%
4,355,000	[3,4]	Montana State Board of Housing, (PA-1406), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.440%, 2/7/2008	4,355,000
5,000,000	[3,4]	Montana State Board of Housing, (Series 2004 FR/RI-L6), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ), 2.230%, 2/6/2008	5,000,000
2,135,000	[3,4]	Montana State Board of Housing, MERLOTS (Series 2002 A19), Weekly VRDNs (Bank of New York LIQ), 2.270%, 2/6/2008	2,135,000
2,550,000	[3,4]	Montana State Board of Housing, Variable Certificates (Series 2002L), Weekly VRDNs (Bank of America N.A. LIQ), 2.280%, 2/7/2008	2,550,000
		TOTAL	14,040,000
		Multi State--4.4%
33,969,194	[3,4]	ABN AMRO Chicago Corp. 1997-1 LeaseTOPS Trust Weekly VRDNs (LaSalle Bank, N.A. LIQ)/(LaSalle Bank, N.A. LOC), 2.400%, 2/7/2008	33,969,194
44,801,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2002-09), Weekly VRDNs (AMBAC, FGIC, FSA, MBIA Insurance Corp. INS) and State Street Bank and Trust Co. LIQs), 2.60%, 2/7/2008	44,801,000
14,503,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2007-40), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 2.35%, 2/7/2008	14,503,000
29,856,096	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2007-51), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 2.35%, 2/7/2008	29,856,096
14,990,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2007-52), Weekly VRDNs (State Street Bank and Trust Co. LIQ), 2.35%, 2/7/2008	14,990,000
70,019,000	[3,4]	JPMorgan Chase & Co I-PUTTERs Trust (Series 1750P), Weekly VRDNs (GTD by Texas PSFG Program)/(AMBAC, FGIC, FSA, MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ) and United States Treasury PRFs), 2.03%, 2/7/2008	70,019,000
53,495,000	[3,4]	Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-001), VRDNs (AMBAC, FGIC, FSA, MBIA Insurance Corp. INS) and Merrill Lynch & Co., Inc. LIQs), 2.750%, 2/7/2008	53,495,000
11,010,000	[3,4]	Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-002), VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.350%, 2/7/2008	11,010,000
		TOTAL	272,643,290
		Nebraska--0.3%
2,650,000		Douglas County, NE (Series 1997), Weekly VRDNs (American Laboratories, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.300%, 2/7/2008	2,650,000
900,000		Douglas County, NE (Series 2000), Weekly VRDNs (Majors Plastics, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.400%, 2/7/2008	900,000
2,000,000		Nebraska Investment Finance Authority (Series 2005), Weekly VRDNs (Tuls Properties LLC)/(Rabobank Nederland, Utrecht LOC), 2.350%, 2/7/2008	2,000,000
7,205,000	[3,4]	Nebraska Investment Finance Authority, MERLOTS (Series 1998A), Weekly VRDNs (Wachovia Bank N.A. LIQ), 2.290%, 2/7/2008	7,205,000
5,700,000		Stanton County, NE (Series 1998), Weekly VRDNs (Nucor Corp.), 2.170%, 2/6/2008	5,700,000
		TOTAL	18,455,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Nevada--4.1%
$2,000,000		Clark County, NV Airport System (Series B-1), 5.00% Bonds, 7/1/2008	$2,009,301
11,775,000	[3,4]	Clark County, NV IDR, Class A Certificates (Series 7025), Weekly VRDNs (Southwest Gas Corp.)/(FGIC INS)/(Bear Stearns Cos., Inc. LIQ), 4.000%, 2/7/2008	11,775,000
7,140,000		Clark County, NV (Series 1997A), 3.50% TOBs (Signature Flight Support Corp.)/(GTD by Bayerische Landesbank LOC), Optional Tender 6/1/2008	7,140,000
7,535,000		Clark County, NV (Series 1998), 3.50% TOBs (Signature Flight Support Corp.)/(GTD by Bayerische Landesbank LOC), Optional Tender 6/1/2008	7,535,000
125,200,000		Clark County, NV, Passenger Facility Charge Refunding Revenue Bonds (Series 2005 A-1), Weekly VRDNs (Las Vegas-McCarran International Airport)/(MBIA Insurance Corp. INS)/(GTD by Bayerische Landesbank LIQ), 2.980%, 2/6/2008	125,200,000
57,000,000		Clark County, NV, Passenger Facility Charge Refunding Revenue Bonds (Series 2005A-2), Weekly VRDNs (Las Vegas-McCarran International Airport)/(MBIA Insurance Corp.INS)/(Bayerische Landesbank LIQ), 2.980%, 2/6/2008	57,000,000
20,000,000		Director of the State of Nevada Department of Business and Industry Weekly VRDNs (Republic Services, Inc.), 2.800%, 2/7/2008	20,000,000
10,000,000		Director of the State of Nevada Department of Business and Industry (Series 2007), Weekly VRDNs (LVE Energy Partners LLC)/(Sumitomo Mitsui Banking Corp. LOC), 2.550%, 2/7/2008	10,000,000
16,600,000		Nevada Housing Division (Series 2004), Weekly VRDNs (Sundance Village Apartments)/(Citibank NA, New York LOC), 2.250%, 2/7/2008	16,600,000
		TOTAL	257,259,301
		New Hampshire--1.6%
25,000,000		New Hampshire Business Finance Authority (Series 2005), Weekly VRDNs (Lonza America, Inc.)/(Deutsche Bank AG LOC), 2.300%, 2/7/2008	25,000,000
1,055,000		New Hampshire Business Finance Authority (Series A), Weekly VRDNs (Upper Valley Press)/(Key Bank, N.A. LOC), 2.310%, 2/6/2008	1,055,000
30,000,000		New Hampshire Business Finance Authority, PCRBs (1990 Series A), 2.95% CP (New England Power Co.), Mandatory Tender 3/3/2008	30,000,000
28,815,000	[3,4]	New Hampshire Business Finance Authority, ROCs (Series 10237), Weekly VRDNs (Public Service Company of New Hampshire)/(AMBAC INS)/(Citigroup, Inc. LIQ), 3.89%, 2/7/2008	28,815,000
16,045,000	[3,4]	New Hampshire State HFA, Floater Certificates (Series 2006-2029), Weekly VRDNs (Morgan Stanley LIQ), 2.320%, 2/7/2008	16,045,000
895,000	[3,4]	New Hampshire State HFA, MERLOTS (Series 2001 A-51), Weekly VRDNs (Wachovia Bank N.A. LIQ), 2.290%, 2/6/2008	895,000
650,000	[3,4]	New Hampshire State HFA, MERLOTS (Series 2001-A82), Weekly VRDNs (Wachovia Bank N.A. LIQ), 2.290%, 2/6/2008	650,000
		TOTAL	102,460,000
		New Jersey--3.9%
4,750,000		Allamuchy Township, NJ, 4.25% BANs, 7/23/2008	4,759,726
6,587,730		Beachwood, NJ, 4.00% BANs, 8/29/2008	6,595,348
6,700,000		Bernards Township, NJ, 3.60% BANs, 10/31/2008	6,708,191
5,000,000		New Jersey EDA (Series 2006A), Daily VRDNs (Presbyterian Homes Assisted Living Obligated Group)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 2.200%, 2/7/2008	5,000,000
29,090,000	[3,4]	New Jersey Health Care Facilities Financing Authority (PA-1479), Weekly VRDNs (Catholic Health East)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.100%, 2/7/2008	29,090,000
11,785,000		New Jersey Health Care Facilities Financing Authority (Series 2005), Daily VRDNs (Recovery Management Systems, Inc.)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 2.200%, 2/7/2008	11,785,000
149,800,000		New Jersey State (Series Fiscal 2008A), 4.50% TRANs, 6/24/2008	150,312,809
12,000,000		Newark, NJ, General Improvement Notes (Series 2007D), 4.00% BANs, 4/25/2008	12,007,422
7,914,800		Secaucus, NJ, 3.00% BANs, 1/16/2009	7,936,870
9,255,000	[3,4]	Tobacco Settlement Financing Corp., NJ, (MT-481) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.000%, 2/7/2008	9,255,000
		TOTAL	243,450,366
		New Mexico--0.4%
1,315,000		Albuquerque, NM (Series 1996), Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.300%, 2/7/2008	1,315,000
4,060,000		Albuquerque, NM (Series 1999), Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.300%, 2/7/2008	4,060,000
11,947,000	[3,4]	Clipper Tax-Exempt Certificates Trust (New Mexico-AMT)/(Series 2005-15), Weekly VRDNs (New Mexico Mortgage Finance Authority)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 2.320%, 2/7/2008	11,947,000
2,400,000		Los Lunas Village, NM (Series 1998), Weekly VRDNs (Wall Colmonoy Corp.)/(LaSalle Bank Midwest, N.A. LOC), 3.030%, 2/6/2008	2,400,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New Mexico--continued
$745,000	[3,4]	New Mexico Mortgage Finance Authority, MERLOTS (Series 2001 A9), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 2.290%, 2/6/2008	$745,000
2,150,000	[3,4]	New Mexico Mortgage Finance Authority, MERLOTS 2001 A66, 3.75% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 2/20/2008	2,150,000
		TOTAL	22,617,000
		New York--3.5%
9,640,000		Albany County Airport Authority, NY (Series 2008A), Weekly VRDNs (Bank of America N.A. LOC), 2.500%, 2/7/2008	9,640,000
5,590,000		Hempstead (town), NY, IDA MFH (Series 2006), Weekly VRDNs (Hempstead Village Housing Associates LP)/(JPMorgan Chase Bank, N.A. LOC), 2.290%, 2/7/2008	5,590,000
17,975,000	[3,4]	Hempstead, NY, IDA ROCs (Series 737CE), Weekly VRDNs (Park Lake Residences LP)/(Citibank NA, New York LIQ)/(Citibank NA, New York LOC), 2.370%, 2/7/2008	17,975,000
42,690,000		Metropolitan Transportation Authority, NY (Series 2004D-1), Weekly VRDNs (MTA Dedicated Tax Fund)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.800%, 2/7/2008	42,690,000
7,880,000	[3,4]	Nassau County, NY, IDA, ROCs (Series 738CE), Weekly VRDNs (Mill River Residences)/(Citibank NA, New York LIQ)/(Citibank NA, New York LOC), 2.370%, 2/7/2008	7,880,000
8,000,000		New Rochelle, NY IDA, (Series 2006: West End Phase I Facility) Weekly VRDNs (180 Union Avenue Owner LP)/(Citibank NA, New York LOC), 2.290%, 2/7/2008	8,000,000
7,500,000		New York City, NY IDA, Liberty Revenue Bonds (Series 2004 A) Weekly VRDNs (One Bryant Park LLC)/(GTD by Bayerische Landesbank INV)/(Bank of America N.A. and Citibank NA, New York LOCs), 2.210%, 2/6/2008	7,500,000
23,000,000		New York City, NY (Series 1996J-3), Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 2.100%, 2/6/2008	23,000,000
26,825,000		New York State Dormitory Authority, Mental Health Services (2003 Subseries D-2A), Weekly VRDNs (New York State)/(MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.900%, 2/7/2008	26,825,000
24,975,000	[3,4]	New York State Energy Research & Development Authority (Series 2008 FR/RI-F3W), Weekly VRDNs (Consolidated Edison Co.)/(Lehman Brothers Holdings, Inc. SWP), 2.140%, 2/6/2008	24,975,000
4,020,000	[3,4]	Port Authority of New York and New Jersey, MERLOTS (Series 2007C-1), 3.83% TOBs (FSA INS)/(Bank of New York LIQ), Optional Tender 2/13/2008	4,020,000
4,135,000	[3,4]	Port Authority of New York and New Jersey, SPEARs (Series DB-523), Weekly VRDNs (FGIC INS)/(Deutsche Bank AG LIQ), 2.290%, 2/7/2008	4,135,000
4,925,000		Rockland County, NY, IDA (Series 2005A), Weekly VRDNs (Piccini Industries Ltd.)/(Wachovia Bank N.A. LOC), 2.260%, 2/7/2008	4,925,000
5,445,000	[3,4]	Rockland Tobacco Asset Securitization Corporation, NY (PA-1345), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.000%, 2/7/2008	5,445,000
15,000,000		Suffolk County, NY, (Series 2007-II), 3.60% TANs, 9/11/2008	15,026,674
2,500,000		Tompkins County, NY, IDA (Series 2008A-1), Daily VRDNs (Cornell University)/(JPMorgan Chase Bank, N.A. LIQ), 1.75%, 2/1/2008	2,500,000
3,180,000		Tompkins County, NY, IDA (Series 2008A-2), Daily VRDNs (Cornell University)/(JPMorgan Chase Bank, N.A. LIQ), 1.700%, 2/1/2008	3,180,000
2,250,000		Yonkers, NY, IDA (Series 2005), Weekly VRDNs (Main Street Lofts Yonkers LLC)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.300%, 2/7/2008	2,250,000
		TOTAL	215,556,674
		North Carolina--3.9%
6,600,000		Cabarrus County, NC Industrial Facilities and PCFA (Series 1996), Weekly VRDNs (S & D Coffee, Inc.)/(Wachovia Bank N.A. LOC), 2.250%, 2/7/2008	6,600,000
2,900,000		Davie County, NC Industrial Facilities & PCFA (Series 2007), Weekly VRDNs (Amarr Co.)/(Wachovia Bank N.A. LOC), 2.250%, 2/7/2008	2,900,000
5,000,000		Hertford County, NC Industrial Facilities & PCFA (Series 2000A), Weekly VRDNs (Nucor Corp.), 2.320%, 2/6/2008	5,000,000
7,300,000		Hertford County, NC Industrial Facilities & PCFA (Series 2000B), Weekly VRDNs (Nucor Corp.), 2.250%, 2/6/2008	7,300,000
380,000		Johnson County, NC Industrial Facilities & PCFA (Series 2001), Weekly VRDNs (Walthom Group)/(Wachovia Bank N.A. LOC), 2.920%, 2/1/2008	380,000
2,900,000		North Carolina Capital Facilities Finance Agency (Series 2006A-1), Weekly VRDNs (Parker Lumber Co.)/(RBC Centura Bank LOC), 2.320%, 2/7/2008	2,900,000
10,000,000		North Carolina Capital Facilities Finance Agency (Series 2007), Weekly VRDNs (Republic Services, Inc.), 2.490%, 2/6/2008	10,000,000
146,855,000		North Carolina Education Assistance Authority, Student Loan Revenue Bonds (Series 20005-A1), Weekly VRDNs (AMBAC INS)/(Royal Bank of Canada, Montreal LIQ), 4.00%, 2/7/2008	146,855,000
3,690,000	[3,4]	North Carolina HFA, MERLOTS (Series 2006-B12), Weekly VRDNs (Wachovia Bank N.A. LIQ), 2.290%, 2/6/2008	3,690,000
54,965,000		North Carolina Medical Care Commission (Series 2006A), Weekly VRDNs (University Health Systems of Eastern Carolina)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.050%, 2/6/2008	54,965,000
4,180,000	[3,4]	North Carolina State, P-Floats (Series EC-1063), VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.290%, 2/7/2008	4,180,000
		TOTAL	244,770,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		North Dakota--0.7%
$29,000,000		Cass County, ND (Series 2007), Weekly VRDNs (Tharaldson Ethanol Plant I LLC)/(LaSalle Bank, N.A. LOC), 2.880%, 2/1/2008	$29,000,000
12,535,000		Richland County, ND Solid Waste Disposal (Series 2002), Weekly VRDNs (Minn-Dak Farmers Cooperative)/(Wells Fargo Bank, N.A. LOC), 2.350%, 2/7/2008	12,535,000
		TOTAL	41,535,000
		Ohio--1.8%
2,100,000		Ashland, OH, 4.25% BANs, 5/22/2008	2,103,253
68,000,000	[3,4]	Buckeye Tobacco Settlement Financing Authority, OH (MT-524), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.000%, 2/7/2008	68,000,000
10,000,000		Cleveland, OH Airport System (Series D), Weekly VRDNs (GTD by WestLB AG LOC), 2.210%, 2/6/2008	10,000,000
6,250,000		Medina County, OH (Series 1998), Weekly VRDNs (Mack Industries, Inc.)/(Key Bank, N.A. LOC), 2.310%, 2/7/2008	6,250,000
1,255,000	[3,4]	Ohio HFA, MERLOTS (Series 2001-A78), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 2.290%, 2/6/2008	1,255,000
2,755,000	[3,4]	Ohio HFA, MERLOTS (Series 2006-A2), TOBs (GNMA COL)/(Bank of New York LIQ), 1.22%, 2/20/2008	2,755,000
2,620,000	[3,4]	Ohio HFA, Variable Rate Certificates (Series 2001-I), Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ), 2.280%, 2/7/2008	2,620,000
10,800,000		Ohio State, Environmental Improvement Revenue Bonds (Series 1996), Weekly VRDNs (Newark Group Industries, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 2.260%, 2/7/2008	10,800,000
2,657,500		Ross County, OH (Series A), 4.25% BANs, 5/29/2008	2,661,624
3,125,000		Stark County, OH IDR Weekly VRDNs (Shearer's Foods, Inc.)/(National City Bank LOC), 2.370%, 2/7/2008	3,125,000
3,400,000		Wood County, OH (Series 1999), Weekly VRDNs (Dowa THT America, Inc.)/(Comerica Bank LOC), 2.270%, 2/6/2008	3,400,000
		TOTAL	112,969,877
		Oklahoma--1.0%
5,650,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC), 2.500%, 2/7/2008	5,650,000
16,354,501	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT)/(Series 2004-3), Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 2.320%, 2/7/2008	16,354,501
7,500,000		Oklahoma Development Finance Authority (Series 2002), Weekly VRDNs (ConocoPhillips Co.)/(GTD by ConocoPhillips), 2.100%, 2/6/2008	7,500,000
14,000,000		Oklahoma Development Finance Authority (Series 2003), Weekly VRDNs (ConocoPhillips Co.)/(GTD by ConocoPhillips), 2.100%, 2/6/2008	14,000,000
20,220,000		Tulsa, OK Airport Improvement Trust (Series 2007C: Tulsa International Airport), Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 2.27%, 2/7/2008	20,220,000
		TOTAL	63,724,501
		Oregon--1.5%
3,500,000		Oregon State EDRB (Series CXLVII), Weekly VRDNs (Toyo Tanso USA, Inc.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 3.100%, 2/7/2008	3,500,000
57,000,000		Oregon State (2007 Series A), 4.50% TANs, 6/30/2008	57,196,998
12,665,000	[3,4]	Oregon State, Elderly and Disabled Housing (PT-4105), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.310%, 2/7/2008	12,665,000
10,000,000		Port of Morrow, OR (Series 2001A), Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland, Utrecht LOC), 2.350%, 2/7/2008	10,000,000
10,000,000		Port of Morrow, OR (Series 2001C), Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland, Utrecht LOC), 2.350%, 2/7/2008	10,000,000
		TOTAL	93,361,998
		Pennsylvania--1.4%
39,000,000		Pennsylvania EDFA, (Series 2007), Weekly VRDNs (Evergreen Community Power Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.880%, 2/1/2008	39,000,000
10,000,000		Pennsylvania EDFA, Wastewater Treatment Refunding Revenue Bonds (Series 2004A), Weekly VRDNs (Sunoco, Inc.), 3.005%, 2/6/2008	10,000,000
2,500,000		Pennsylvania EDFA, Wastewater Treatment Refunding Revenue Bonds (Series 2004B), Weekly VRDNs (Sunoco, Inc.), 2.440%, 2/6/2008	2,500,000
800,000		Pennsylvania State Higher Education Assistance Agency (Series 2002B), Weekly VRDNs (FSA INS)/(GTD by Bayerische Landesbank, Lloyds TSB Bank PLC, London, State Street Bank and Trust Co. and WestLB AG LIQs), 2.250%, 2/7/2008	800,000
36,200,000		Pennsylvania State Higher Education Assistance Agency (Series 2002 A), Weekly VRDNs (FSA INS)/(GTD by Bayerische Landesbank, Lloyds TSB Bank PLC, London, State Street Bank and Trust Co. and WestLB AG LIQs), 2.250%, 2/7/2008	36,200,000
		TOTAL	88,500,000
		Rhode Island--0.5%
10,000,000		Cumberland, RI, 4.00% BANs, 5/15/2008	10,009,577
6,110,000		North Smithfield, RI, 4.25% BANs, 7/1/2008	6,135,948
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Rhode Island--continued
$3,390,000		Rhode Island Industrial Facilities Corp., (Series 2001), Weekly VRDNs (Interplex Industries, Inc.)/(Key Bank, N.A. LOC), 2.310%, 2/7/2008	$3,390,000
10,000,000		Woonsocket, RI, 4.00% BANs, 7/15/2008	10,017,645
		TOTAL	29,553,170
		South Carolina--1.6%
14,650,000		Berkeley County, SC Exempt Facility Industrial Development (Series 1997), Daily VRDNs (BP Amoco Corp.), 1.870%, 2/1/2008	14,650,000
24,000,000		Berkeley County, SC IDB Weekly VRDNs (Nucor Corp.), 2.170%, 2/6/2008	24,000,000
10,000,000		Berkeley County, SC IDB (Series 1996A), Weekly VRDNs (Nucor Corp.), 2.170%, 2/6/2008	10,000,000
5,600,000		Berkeley County, SC IDB (Series 1997), Weekly VRDNs (Nucor Corp.), 2.170%, 2/6/2008	5,600,000
24,800,000		Berkeley County, SC IDB (Series 1998), Weekly VRDNs (Nucor Corp.), 2.170%, 2/6/2008	24,800,000
3,700,000		South Carolina Jobs-EDA, (Series 1996), Weekly VRDNs (PVC Container Corp. Project)/(PNC Bank, N.A. LOC), 2.290%, 2/6/2008	3,700,000
14,600,000		South Carolina State Housing Finance & Development Authority, (Series 2007B), 3.87% BANs, 9/2/2008	14,600,000
2,030,000	[3,4]	South Carolina State Housing Finance & Development Authority, ROCs (Series 398), Weekly VRDNs (FSA INS)/(Citibank NA, New York LIQ), 2.360%, 2/7/2008	2,030,000
		TOTAL	99,380,000
		South Dakota--0.8%
9,850,000		Marshall County, SD (Series 2007), Weekly VRDNs (Veblen East Dairy LP)/(Wells Fargo Bank, N.A. LOC), 2.400%, 2/7/2008	9,850,000
4,000,000		South Dakota Housing Development Authority (2003 Series F), Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 2.250%, 2/7/2008	4,000,000
10,485,000	[3,4]	South Dakota Housing Development Authority (PA-1436) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.310%, 2/7/2008	10,485,000
26,000,000		South Dakota Housing Development Authority, Homeownership Mortgage Bonds (2007 Series F), 4.25% BANs, 8/15/2008	26,060,770
		TOTAL	50,395,770
		Tennessee--1.5%
9,600,000		Blount County, TN Public Building Authority, Local Government Public Improvement Bonds (Series D-1-A), Daily VRDNs (Morristown, TN)/(AMBAC INS)/(DePfa Bank PLC LIQ), 6.000%, 2/1/2008	9,600,000
14,000,000		Blount County, TN Public Building Authority, Local Government Public Improvement Bonds (Series D-1-B), Daily VRDNs (Blount County, TN)/(AMBAC INS)/(DePfa Bank PLC LIQ), 6.000%, 2/1/2008	14,000,000
7,100,000		Blount County, TN Public Building Authority, Local Government Public Improvement Bonds (Series D7-A), Daily VRDNs (Alcoa, TN)/(XL Capital Assurance Inc. INS)/(DePfa Bank PLC LIQ), 6.000%, 2/1/2008	7,100,000
1,200,000		Dover, TN, IDB (Series 1997), Weekly VRDNs (Nashville Wire Products Manufacturing Co.)/(Regions Bank, Alabama LOC), 2.320%, 2/7/2008	1,200,000
1,385,000		Hamilton County, TN, IDB Weekly VRDNs (Pavestone Co.)/(JPMorgan Chase Bank, N.A. LOC), 2.500%, 2/7/2008	1,385,000
12,000,000		Sevier County, TN Public Building Authority (Series IV-D-2), Daily VRDNs (Bradley County, TN)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 6.000%, 2/1/2008	12,000,000
10,345,000		Sevier County, TN Public Building Authority (Series IV-H-1), Daily VRDNs (Loudon County, TN)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 6.000%, 2/1/2008	10,345,000
18,000,000		Sevier County, TN Public Building Authority (Series IV-J-1), Daily VRDNs (Claiborne County, TN)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 6.000%, 2/1/2008	18,000,000
9,400,000		Shelby County, TN Health Education & Housing Facilities Board (Series 2005), Weekly VRDNs (FSP-Wyndridge III LLC)/(FHLMC LOC), 2.500%, 2/7/2008	9,400,000
2,135,000	[3,4]	Tennessee Energy Acquisition Corp., P-Floats (Series EC-1147), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 4.200%, 2/7/2008	2,135,000
845,000		Tullahoma, TN, IDB (Series 1995), Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC), 2.240%, 2/6/2008	845,000
7,000,000		Wilson County, TN Health and Educational Facilities Board, Forest View Apartments (Series 2003), Weekly VRDNs (Forest View LP)/(Regions Bank, Alabama LOC), 2.440%, 2/7/2008	7,000,000
		TOTAL	93,010,000
		Texas--12.2%
12,000,000		Brazos Harbor, TX IDC (Series 2003), Weekly VRDNs (Conoco Phillips), 2.100%, 2/6/2008	12,000,000
48,500,000		Brazos Harbor, TX IDC (Series 2006), Weekly VRDNs (BASF Corp.), 2.360%, 2/6/2008	48,500,000
20,000,000		Brazos River Authority, TX (Series 2001 D-2), Weekly VRDNs (Texas Competitive Electric Holdings Co. LLC)/(Citibank NA, New York LOC), 2.380%, 2/6/2008	20,000,000
44,630,000		Brazos River Authority, TX (Series 2002A), Weekly VRDNs (Texas Competitive Electric Holdings Co. LLC)/(Citibank NA, New York LOC), 2.380%, 2/6/2008	44,630,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--continued
$5,035,000		Colorado County, TX, IDC (Series 2000), Weekly VRDNs (Great Southern Wood, Inc.)/(Wachovia Bank N.A. LOC), 2.400%, 2/6/2008	$5,035,000
2,100,000		Dalhart, TX Economic Development Corp. (Series 2005) Weekly VRDNs (DARE Investments)/(Rabobank Nederland, Utrecht LOC), 2.350%, 2/7/2008	2,100,000
2,950,000		Dalhart, TX Economic Development Corp. (Series 2005), Weekly VRDNs (Northside Farms LLC)/(Rabobank Nederland, Utrecht LOC), 2.350%, 2/7/2008	2,950,000
7,150,000	[3,4]	Dallas-Fort Worth, TX International Airport, PUTTERs (Series 350), Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.150%, 2/7/2008	7,150,000
9,400,000		DeSoto, TX Housing Finance Corp. (Series 2004), Weekly VRDNs (Hickory Manor Senior Apartments)/(FHLMC LOC), 2.290%, 2/7/2008	9,400,000
10,420,000	[3,4]	Ellis County, TX, Solar Eclipse (Series 2007-0080), 3.63% TOBs (FGIC INS)/(U.S. Bank, N.A. LIQ), Optional Tender 6/19/2008	10,420,000
11,250,000		Gulf Coast, TX IDA, Marine Terminal Revenue Bonds (Series 1993), Daily VRDNs (BP Amoco Corp.), 1.870%, 2/1/2008	11,250,000
2,000,000		Gulf Coast, TX Waste Disposal Authority (Series 1994), Daily VRDNs (BP Amoco Corp.), 1.870%, 2/1/2008	2,000,000
7,500,000		Gulf Coast, TX Waste Disposal Authority (Series 1996), Daily VRDNs (BP Amoco Corp.), 1.870%, 2/1/2008	7,500,000
6,500,000		Gulf Coast, TX Waste Disposal Authority (Series 1997), Daily VRDNs (BP Amoco Corp.), 1.870%, 2/1/2008	6,500,000
15,000,000		Gulf Coast, TX Waste Disposal Authority (Series 1998), Daily VRDNs (BP Amoco Corp.), 1.870%, 2/1/2008	15,000,000
25,000,000		Gulf Coast, TX Waste Disposal Authority (Series 2001), Weekly VRDNs (American Acryl LP)/(Citibank NA, New York LOC), 2.300%, 2/7/2008	25,000,000
19,000,000		Gulf Coast, TX Waste Disposal Authority (Series 2003), Daily VRDNs (BP Amoco Chemical Co.)/(BP PLC GTD), 1.870%, 2/1/2008	19,000,000
7,000,000		Gulf Coast, TX Waste Disposal Authority (Series 2004), Weekly VRDNs (Republic Waste Services of Texas Ltd.)/(Republic Services, Inc. GTD), 2.800%, 2/7/2008	7,000,000
18,800,000		Gulf Coast, TX Waste Disposal Authority (Series 2005), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 1.870%, 2/1/2008	18,800,000
6,300,000		Gulf Coast, TX Waste Disposal Authority (Series 2005), Weekly VRDNs (Air Products & Chemicals, Inc.), 2.180%, 2/6/2008	6,300,000
7,800,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 1999), Weekly VRDNs (Air Products & Chemicals, Inc.), 2.180%, 2/6/2008	7,800,000
10,700,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000), Weekly VRDNs (Air Products LP)/(GTD by Air Products & Chemicals, Inc.), 2.180%, 2/6/2008	10,700,000
7,000,000		Harris County, TX Housing Finance Corp., Park at Kirkstall Apartments (Series 2002), Weekly VRDNs (Harris Park Partners LP)/(Wachovia Bank N.A. LOC), 2.340%, 2/7/2008	7,000,000
9,555,000	[3,4]	Houston, TX Airport System, MERLOTS (Series 2001-B4), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 2.410%, 2/6/2008	9,555,000
6,930,000	[3,4]	Houston, TX Airport System, Floater Certificates (Series 2006-1382X), Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ), 3.920%, 2/7/2008	6,930,000
14,000,000		Houston, TX Housing Finance Corp. (Series 2007), Weekly VRDNs (Regency Park Apartments)/(FNMA LOC), 2.210%, 2/6/2008	14,000,000
97,645,000		North Texas Tollway Authority, Revenue Bonds (Series 2005C), Weekly VRDNs (FGIC INS)/(DePfa Bank PLC LIQ), 6.500%, 2/6/2008	97,645,000
7,278,500	[3,4]	Pflugerville, TX ISD, Floater Certificates (Series 2004-1058), 3.75% TOBs (GTD by Texas PSFG Program)/(Morgan Stanley LIQ), Optional Tender 3/6/2008	7,278,500
5,000,000		Port Arthur Navigation District, TX, IDC (Series 2000), Weekly VRDNs (Air Products & Chemicals, Inc.), 2.180%, 2/6/2008	5,000,000
15,000,000		Port Arthur Navigation District, TX, IDC (Series 2001), Weekly VRDNs (Air Products & Chemicals, Inc.), 2.180%, 2/6/2008	15,000,000
9,815,000	[3,4]	Port Houston Authority, TX Harris County, MuniTOPS (Series 2006-69), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 2.550%, 2/7/2008	9,815,000
8,870,000	[3,4]	Port of Houston Authority, TX, PUTTERs (Series 2173), Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.600%, 2/7/2008	8,870,000
34,500,000		Red River Authority, TX, Solid Waste Disposal Revenue Bonds (Series 2006), Weekly VRDNs (Panda Hereford Ethanol LP)/(Societe Generale, Paris LOC), 2.290%, 2/7/2008	34,500,000
2,140,000		Saginaw, TX, IDA (Series 1998), Weekly VRDNs (Glad Investing Partners Ltd.)/(JPMorgan Chase Bank, N.A. LOC), 2.500%, 2/7/2008	2,140,000
12,560,000		Tarrant County, TX Housing Finance Corp. (Series 2003), Weekly VRDNs (Tarrant County Partners LP)/(Wachovia Bank N.A. LOC), 2.390%, 2/7/2008	12,560,000
46,750,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. II (PT-4246), Weekly VRDNs (KBC Bank N.V. LIQ), 2.850%, 2/7/2008	46,750,000
80,000,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. II (PT-4281), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.850%, 2/7/2008	80,000,000
24,000,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. II, P-Floats (Series EC-1170), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.850%, 2/7/2008	24,000,000
10,000,000	[3,4]	Texas State Department of Housing & Community Affairs (PA-1308), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ), 2.280%, 2/7/2008	10,000,000
2,500,000	[3,4]	Texas State Department of Housing & Community Affairs (Series 2005 FR/RI-L2), Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings, Inc. LIQ), 2.260%, 2/6/2008	2,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--continued
$10,000,000		Texas State Department of Housing & Community Affairs (Series 2007) Weekly VRDNs (Onion Creek Housing Partners Ltd.)/(JPMorgan Chase Bank, N.A. LOC), 2.340%, 2/7/2008	$10,000,000
13,400,000		Texas State Department of Housing & Community Affairs, Addison Park Apartments (Series 2004), Weekly VRDNs (Arlington Partners LP)/(Compass Bank, Birmingham LOC), 2.440%, 2/7/2008	13,400,000
1,830,000	[3,4]	Texas State Department of Housing & Community Affairs, MERLOTS (Series 2003-A8), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 2.290%, 2/6/2008	1,830,000
36,400,000		Texas State (Series 2007), 4.50% TRANs, 8/28/2008	36,558,249
150,000		Waco, TX Education Finance Corp. (Series 2002A), Weekly VRDNs (Baylor University)/(XL Capital Assurance Inc. INS)/(Dexia Credit Local LIQ), 3.800%, 2/6/2008	150,000
325,000		Waco, TX Education Finance Corp. (Series 2006), Weekly VRDNs (Baylor University)/(XL Capital Assurance Inc. INS)/(Dexia Credit Local LIQ), 3.800%, 2/6/2008	325,000
		TOTAL	754,841,749
		Utah--0.1%
4,000,000		West Jordan, UT (Series 1999), Weekly VRDNs (Penco Products, Inc.)/(Key Bank, N.A. LOC), 2.350%, 2/7/2008	4,000,000
		Vermont--0.1%
3,945,000	[3,4]	Vermont HFA (Series 2004 FR/RI-L76), Weekly VRDNs (FSA INS)/(Lehman Brothers Holdings, Inc. LIQ), 2.210%, 2/6/2008	3,945,000
1,335,000	[3,4]	Vermont HFA, MERLOTS (Series 2001-A49), 3.75% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 2/20/2008	1,335,000
485,000	[3,4]	Vermont HFA, MERLOTS (Series 2001-A91), 3.75% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 2/20/2008	485,000
		TOTAL	5,765,000
		Virginia--4.4%
34,300,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 3.72% CP (Virginia Electric & Power Co.), Mandatory Tender 2/7/2008	34,300,000
25,000,000		Hanover County, VA, EDA (Series 2005A), Weekly VRDNs (Bon Secours Health System)/(MBIA Insurance Corp. INS)/(U.S. Bank, N.A. LIQ), 3.750%, 2/6/2008	25,000,000
4,500,000		Hanover County, VA, IDA (Series 2005A), Weekly VRDNs (Rhapsody Land & Development LLC)/(Wachovia Bank N.A. LOC), 2.250%, 2/7/2008	4,500,000
12,000,000		Henrico County, VA, EDA (Series 2000), Weekly VRDNs (White Oak Semiconductor LP)/(Citibank NA, New York LOC), 2.110%, 2/6/2008	12,000,000
3,400,000		Louisa, VA (Series 1984), 2.60% CP (Virginia Electric & Power Co.), Mandatory Tender 2/26/2008	3,400,000
4,000,000		Louisa, VA (Series 1984), 2.70% CP (Virginia Electric & Power Co.), Mandatory Tender 2/25/2008	4,000,000
60,000,000		Metropolitan Washington, DC Airports Authority (Series 2005A), 3.52% CP (JPMorgan Chase Bank, N.A. LOC), Mandatory Tender 3/11/2008	60,000,000
24,400,000		Metropolitan Washington, DC Airports Authority (Series 2005A), 3.72% CP (Bank of America N.A. LOC), Mandatory Tender 2/6/2008	24,400,000
19,000,000		Metropolitan Washington, DC Airports Authority (Series 2005B), 3.70% CP (Bank of America N.A. LOC), Mandatory Tender 4/3/2008	19,000,000
14,850,000	[3,4]	Metropolitan Washington, DC Airports Authority, ROCs (Series 12060), Weekly VRDNs (MBIA Insurance Corp. INS)/(Citigroup, Inc. LIQ), 2.660%, 2/7/2008	14,850,000
43,000,000		Metropolitan Washington, DC Airports Authority, (Subseries A), 3.64% CP (GTD by Landesbank Baden-Wuerttemberg and WestLB AG LOCs), Mandatory Tender 2/5/2008	43,000,000
13,500,000		Norfolk, VA, EDA (Series 2005A), Weekly VRDNs (Bon Secours Health System)/(MBIA Insurance Corp. INS)/(Landesbank Baden-Wuerttemberg LIQ), 3.750%, 2/5/2008	13,500,000
12,175,000	[3,4]	Virginia State Housing Development Authority, Class A Certificates (Series 7019), Weekly VRDNs (Bear Stearns Cos., Inc. LIQ), 2.300%, 2/7/2008	12,175,000
5,285,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2006-B21), Weekly VRDNs (Wachovia Bank N.A. LIQ), 2.270%, 2/6/2008	5,285,000
		TOTAL	275,410,000
		Washington--3.5%
6,980,000	[3,4]	Chelan County, WA Public Utility District No. 1, MERLOTS (Series 2001-B1), Weekly VRDNs (Chelan Hydro Consolidated System)/(MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 2.460%, 2/6/2008	6,980,000
7,450,000	[3,4]	Grant County, WA Public Utilities District No. 002, Solar Eclipse (Series 2007-96), 3.78% TOBs (MBIA Insurance Corp. INS)/(U.S. Bank, N.A. LIQ), Optional Tender 3/6/2008	7,450,000
9,000,000		Pierce County, WA Economic Development Corp., (Series 1995), Weekly VRDNs (Simpson-Tacoma Kraft Co.)/(Bank of America N.A. LOC), 2.500%, 2/7/2008	9,000,000
3,835,000		Port of Pasco, WA Economic Development Corp., (Series 1996), Weekly VRDNs (Douglas Fruit Co., Inc.)/(U.S. Bank, N.A. LOC), 2.270%, 2/7/2008	3,835,000
4,995,000	[3,4]	Port of Seattle, WA (PT-720), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ), 3.600%, 2/7/2008	4,995,000
4,450,000	[3,4]	Port of Seattle, WA (PT-728), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ), 2.800%, 2/7/2008	4,450,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Washington--continued
$4,320,000	[3,4]	Port of Seattle, WA (PT-850), Weekly VRDNs (MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 2.800%, 2/7/2008	$4,320,000
7,485,000	[3,4]	Port of Seattle, WA, MERLOTS (Series 2001-A53), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 2.560%, 2/6/2008	7,485,000
3,925,000	[3,4]	Port of Seattle, WA, MERLOTS (Series 2002-B4), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 2.560%, 2/6/2008	3,925,000
4,990,000	[3,4]	Port of Seattle, WA, MERLOTS (Series 2006-C1), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 2.270%, 2/6/2008	4,990,000
5,075,000	[3,4]	Port of Seattle, WA, MERLOTS (Series 2007-C13), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ), 2.560%, 2/6/2008	5,075,000
4,000,000	[3,4]	Port of Seattle, WA, PUTTERs (Series 2020), Weekly VRDNs (AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.700%, 2/7/2008	4,000,000
12,330,000	[3,4]	Port of Seattle, WA, ROCs (Series 12102), Weekly VRDNs (FSA INS)/(Citibank NA, New York LIQ), 2.400%, 2/7/2008	12,330,000
80,310,000		Port of Tacoma, WA (Series 2006), Daily VRDNs (XL Capital Assurance Inc. INS)/(Banco Bilbao Vizcaya Argentaria SA LIQ), 4.500%, 2/1/2008	80,310,000
11,500,000		Seattle, WA Housing Authority (Series 2007), Weekly VRDNs (High Point South LP)/(Key Bank, N.A. LOC), 2.310%, 2/7/2008	11,500,000
7,990,000	[3,4]	Spokane, WA Public Facilities District, MERLOTS (Series 2001-A111), 3.75% TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 2/20/2008	7,990,000
6,825,000		Washington State EDFA (Series 2000H), Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 2.300%, 2/6/2008	6,825,000
5,500,000		Washington State EDFA (Series 2001C), Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 2.300%, 2/6/2008	5,500,000
7,375,000		Washington State EDFA (Series 2001E), Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Wachovia Bank N.A. LOC), 2.350%, 2/7/2008	7,375,000
1,000,000		Washington State EDFA (Series 2001L), Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Wachovia Bank N.A. LOC), 2.350%, 2/7/2008	1,000,000
4,950,000		Washington State EDFA (Series 2004B), Weekly VRDNs (Cedar Grove Composting, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.380%, 2/6/2008	4,950,000
4,865,000		Washington State EDFA (Series 2005B), Weekly VRDNs (Harold LeMay Enterprises, Inc.)/(Bank of America N.A. LOC), 2.380%, 2/6/2008	4,865,000
5,840,000		Washington State EDFA (Series 2006K), Weekly VRDNs (Heirborne Investments LLC)/(Wells Fargo Bank, N.A. LOC), 2.380%, 2/6/2008	5,840,000
		TOTAL	214,990,000
		West Virginia--1.7%
545,000		Berkeley County, WV County Commission (Series 1994), Weekly VRDNs (Brentwood Industries, Inc.)/(General Electric Capital Corp. LOC), 2.250%, 2/6/2008	545,000
10,000,000		Grant County, WV County Commission, PCRB (Series 1994), 2.90% CP (Virginia Electric & Power Co.), Mandatory Tender 3/3/2008	10,000,000
5,000,000		Grant County, WV County Commission, Solid Waste Disposal Revenue Bonds (Series 1996), 3.53% CP (Virginia Electric & Power Co.), Mandatory Tender 2/11/2008	5,000,000
3,760,000		Ritchie County, WV, IDRB (Series 1996), Weekly VRDNs (Simonton Building Products, Inc.)/(PNC Bank, N.A. LOC), 2.260%, 2/7/2008	3,760,000
21,230,000	[3,4]	West Virginia Housing Development Fund (PT-3948), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.310%, 2/7/2008	21,230,000
39,100,000		West Virginia Public Energy Authority (1989 Series A), 2.85% CP (Morgantown Energy Associates)/(Dexia Credit Local LOC), Mandatory Tender 4/10/2008	39,100,000
23,000,000		West Virginia Public Energy Authority (1989 Series A), 3.50% CP (Morgantown Energy Associates)/(Dexia Credit Local LOC), Mandatory Tender 2/7/2008	23,000,000
		TOTAL	102,635,000
		Wisconsin--2.2%
8,745,000	[3,4]	Badger, WI Tobacco Asset Securitization Corp., (PA-1361), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.000%, 2/7/2008	8,745,000
9,500,000		Brokaw, WI, Sewage and Solid Waste Revenue Bonds (Series 1995), Weekly VRDNs (Wausau Paper Mills Co.)/(Bank of America N.A. LOC), 2.450%, 2/7/2008	9,500,000
4,000,000		Combined Locks, WI, Development Revenue Bonds (Series 1997), Weekly VRDNs (Appleton Papers)/(Bank of America N.A. LOC), 2.450%, 2/7/2008	4,000,000
800,000		Grand Chute, WI (Series 2000A), Weekly VRDNs (Pacon Corp.)/(U.S. Bank, N.A. LOC), 2.320%, 2/6/2008	800,000
1,365,000		Hartford, WI (Series 2000), Weekly VRDNs (Advance Bag, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.290%, 2/7/2008	1,365,000
2,300,000		Milwaukee, WI (Series 1997), 3.50% TOBs (Signature Flight Support Corp.)/(GTD by Bayerische Landesbank LOC), Optional Tender 6/1/2008	2,300,000
4,085,000	[3,4]	Wisconsin Housing & EDA (PT-3456), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.310%, 2/7/2008	4,085,000
31,285,000		Wisconsin Housing & EDA (Series 2004E), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 2.150%, 2/6/2008	31,285,000
16,425,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 2.150%, 2/6/2008	16,425,000
23,000,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 2.150%, 2/6/2008	23,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Wisconsin--continued
$8,520,000	[3,4]	Wisconsin Housing & EDA (PA-1473R), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.380%, 2/7/2008	$8,520,000
23,555,000	[3,4]	Wisconsin State HEFA, Solar Eclipse (Series 2007-0029), 3.78% TOBs (Ascension Health Senior Credit Group)/(AMBAC INS)/(U.S. Bank, N.A. LIQ), Optional Tender 7/17/2008	23,555,000
		TOTAL	133,580,000
		TOTAL INVESTMENTS--100.1% (AT AMORTIZED COST) [5]	6,205,064,607
		OTHER ASSETS AND LIABILITIES - NET--(0.1)% [6]	(3,139,570)
		TOTAL NET ASSETS--100%	$6,201,925,037

Securities that are subject to the federal alternative minimum tax (AMT) represent 63.6% of the portfolio as calculated based on total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At January 31, 2008, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier	Second Tier
95.7%	4.3%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2008, these restricted securities amounted to $1,574,468,291, which represented 25.4% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At January 31, 2008, these liquid restricted securities amounted to $1,574,468,291, which represented 25.4% of total net assets.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2008.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
EDRB	--Economic Development Revenue Bond
FGIC	--Financial Guaranty Insurance Company
FHLB	--Federal Home Loan Bank
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDFA	--Industrial Development Finance Authority
IDR	--Industrial Development Revenue
IDRB	--Industrial Development Revenue Bond
IFA	--Industrial Finance Authority
INS	--Insured
INV	--Investment Agreement
ISD	--Independent School District
LIQs	--Liquidity Agreements
LOCs	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi-Family Housing
MMMs	--Money Market Municipals
PCFA	--Pollution Control Finance Authority
PCR	--Pollution Control Revenue
PCRB(s)	--Pollution Control Revenue Bond(s)
PRF	--Prerefunded
PSFG	--Permanent School Fund Guarantee
PUTTERs	--Puttable Tax Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
SFM	--Single Family Mortgage
SPEARs	--Short Puttable Exempt Adjustable Receipts
SWP	--Swap Agreement
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Prime Cash Obligations Fund
Portfolio of Investments Summary Tables

At January 31, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	48.9%
Variable Rate Demand Instruments	34.3%
Bank Instruments	16.5%
Repurchase Agreement	0.4%
Other Assets and Liabilities--Net [2]	(0.1)%
TOTAL	100.0%

At January 31, 2008, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	30.7	% [4]
8-30 Days	17.1%
31-90 Days	29.4%
91-180 Days	19.6%
181 Days or more	3.3%
Other Assets and Liabilities--Net [2]	(0.1)%
TOTAL	100.0%

1 Commercial Paper and Notes include any fixed-rate security that is not a bank instrument. A variable rate demand instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 16.9% of the Fund's portfolio.

Prime Cash Obligations Fund
Portfolio of Investments

January 31, 2008 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--3.7%
		Finance - Automotive--2.1%
$51,314,623	[1]	CAL Securitization Trust 2006-1, Class A2, 4.506%, 12/15/2008	$51,314,623
7,678,400	[1]	CAL Securitization Trust 2007-1, Class A1, 5.425%, 7/15/2008	7,678,400
54,213,741	[1,2]	Capital Auto Receivables Asset Trust 2007-SN2, Class A1, 5.104%, 12/15/2008	54,213,741
14,000,000		Carmax Auto Owner Trust 2008-1, Class A1, 4.453%, 1/15/2009	14,000,000
23,208,767	[1,2]	Ford Credit Auto Owner Trust 2007-B, Class A1, 5.291%, 10/15/2008	23,208,766
2,343,100		Hyundai Auto Receivables Trust 2007-A, Class A1, 5.290%, 10/15/2008	2,343,100
2,877,555		Merrill Auto Trust Securitization 2007-1, Class A1, 5.346%, 6/16/2008	2,877,555
30,000,000		Nissan Auto Receivables Owner Trust 2008-A, Class A1, 3.997%, 1/15/2009	30,000,000
7,514,996		Triad Automobile Receivables Trust 2007-B, Class A1, 5.068%, 12/12/2008	7,514,996
7,840,440		World Omni Automobile Receivables Trust 2007-B, Class A1, 5.676%, 10/15/2008	7,840,440
		TOTAL	200,991,621
		Finance - Equipment--0.5%
24,318,295		GE Equipment Midticket LLC Series 2007-1, Class A1, 4.905%, 11/14/2008	24,318,295
20,546,029	[1,2]	Marlin Leasing Receivables XI LLC Series 2007-1, Class A1, 5.214%, 10/15/2008	20,546,029
		TOTAL	44,864,324
		Finance - Retail--1.1%
53,000,000	[1,2]	Arkle Master Issuer PLC 2007-1, Class 1A, 4.002%, 5/17/2008	52,865,729
55,000,000		Holmes Master Issuer PLC 2007-1, Class 1A1, 4.216%, 3/15/2008	55,000,000
		TOTAL	107,865,729
		TOTAL ASSET-BACKED SECURITIES	353,721,674
		CERTIFICATES OF DEPOSIT--16.5%
		Banking--16.5%
50,000,000		Bank of Montreal, 3.250%, 7/29/2008	50,000,000
240,000,000		Barclays Bank PLC, 3.050% - 5.380%, 2/11/2008 - 7/25/2008	240,004,126
50,000,000		Chase Bank USA, N.A., 5.130%, 4/14/2008	50,000,000
150,300,000		Comerica Bank, 4.250% - 4.850%, 5/20/2008 - 7/10/2008	150,300,000
115,000,000		Credit Suisse, Zurich, 4.420% - 5.405%, 4/11/2008 - 7/3/2008	114,999,800
277,000,000		DePfa Bank PLC, 4.780% - 5.370%, 2/8/2008 - 6/11/2008	277,000,000
115,600,000		Natixis, 3.000% - 4.860%, 5/27/2008 - 8/1/2008	115,600,000
85,000,000		Royal Bank of Scotland PLC, Edinburgh, 3.760% - 4.850%, 5/21/2008 - 7/18/2008	85,000,000
75,000,000		Societe Generale, Paris, 5.420%, 7/10/2008	75,000,000
25,000,000		Toronto Dominion Bank, 4.330%, 7/8/2008	25,000,000
415,000,000		UBS AG, 4.080% - 4.940%, 6/5/2008 - 10/15/2008	415,005,050
		TOTAL CERTIFICATES OF DEPOSIT	1,597,908,976
		COLLATERALIZED LOAN AGREEMENTS--12.7%
		Banking--7.8%
100,000,000		BNP Paribas Securities Corp., 3.275%, 2/1/2008	100,000,000
100,000,000		Barclays Capital, Inc., 3.700%, 2/1/2008	100,000,000
170,000,000		Credit Suisse First Boston LLC, 3.325%, 2/1/2008	170,000,000
Principal Amount			Value
		COLLATERALIZED LOAN AGREEMENTS--continued
		Banking--continued
$250,000,000		Deutsche Bank Securities, Inc., 3.325%, 2/1/2008	$250,000,000
140,000,000		Greenwich Capital Markets, Inc., 3.325%, 2/1/2008	140,000,000
		TOTAL	760,000,000
		Brokerage--4.9%
274,000,000		Citigroup Global Markets, Inc., 3.325%, 2/1/2008	274,000,000
200,000,000		Goldman Sachs & Co., 3.295%, 2/1/2008	200,000,000
		TOTAL	474,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	1,234,000,000
		COMMERCIAL PAPER--29.3% [3]
		Banking--6.8%
30,000,000		Bank of America Corp., 4.955%, 3/12/2008	29,834,833
60,000,000		Bank of Scotland, Edinburgh, 3.220%, 7/22/2008	59,076,933
50,000,000		Calyon, Paris, 3.800%, 7/11/2008	49,150,278
75,000,000		DePfa Bank PLC, 4.648% - 5.272%, 2/14/2008 - 5/6/2008	74,598,163
50,000,000	[1,2]	Fountain Square Commercial Funding Corp., 3.970%, 4/22/2008	49,553,375
30,000,000		Greenwich Capital Holdings, Inc., (GTD by Royal Bank of Scotland PLC, Edinburgh), 4.255%, 6/9/2008	29,542,588
100,000,000	[1,2]	Long Lane Master Trust IV, (Bank of America N.A. SWP), 3.450% - 5.050%, 3/7/2008 - 4/24/2008	99,292,396
174,000,000	[1,2]	Picaros Funding LLC, (GTD by KBC Bank N.V.), 3.900% - 5.140%, 2/5/2008 - 6/5/2008	172,453,186
50,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 4.545%, 4/7/2008	49,583,375
50,000,000		Societe Generale North America, Inc., 3.190%, 7/30/2008	49,202,500
		TOTAL	662,287,627
		Brokerage--0.2%
15,000,000		Morgan Stanley, 5.355%, 2/19/2008	14,959,838
		Finance - Automotive--4.9%
50,000,000		DRAC LLC, A1+/P1 Series, 3.350%, 7/21/2008	49,204,375
277,500,000		FCAR Auto Loan Trust, A1+/P1 Series, 3.750% - 5.600%, 2/12/2008 - 6/25/2008	274,876,883
153,000,000		FCAR Auto Loan Trust, A1/P1 Series, 4.430% - 5.510%, 2/15/2008 - 7/2/2008	151,681,063
		TOTAL	475,762,321
		Finance - Commercial--6.2%
225,000,000	[1,2]	Edison Asset Securitization LLC, 4.780% - 4.900%, 3/10/2008 - 6/10/2008	222,958,194
253,787,000	[1,2]	Fairway Finance Co. LLC, 3.300% - 5.470%, 2/4/2008 - 4/16/2008	252,643,752
50,000,000		General Electric Capital Corp., 5.020%, 2/7/2008	49,958,167
75,000,000	[1,2]	Versailles CDS LLC, 5.650% - 5.800%, 3/5/2008 - 3/6/2008	74,596,632
		TOTAL	600,156,745
		Finance - Retail--7.8%
50,000,000	[1,2]	Alpine Securitization Corp., 3.250%, 4/25/2008	49,620,833
93,000,000	[1,2]	Barton Capital LLC, 3.280%, 4/21/2008	92,322,133
92,017,000	[1,2]	Chariot Funding LLC, 3.350% - 5.350%, 2/22/2008 - 4/18/2008	91,640,526
372,550,000	[1,2]	Sheffield Receivables Corp., 3.330% - 5.500%, 2/5/2008 - 4/18/2008	371,427,387
70,988,000	[1,2]	Tulip Funding Corp., 4.700%, 4/3/2008	70,413,392
75,000,000	[1,2]	Yorktown Capital LLC, 3.200% - 5.400%, 3/19/2008 - 4/21/2008	74,469,722
		TOTAL	749,893,993
Principal Amount			Value
		COMMERCIAL PAPER--continued [3]
		Finance - Securities--2.7%
$190,000,000	[1,2]	Grampian Funding LLC, 4.990% - 5.080%, 3/20/2008 - 4/1/2008	$188,659,894
76,400,000	[1,2]	Perry Global Funding LLC Series A, 4.100% - 5.000%, 2/4/2008 - 2/19/2008	76,357,713
		TOTAL	265,017,607
		Pharmaceuticals and Health Care--0.7%
65,000,000	[1,2]	AstraZeneca PLC, 2.920%, 8/26/2008	63,908,650
		TOTAL COMMERCIAL PAPER	2,831,986,781
		CORPORATE BONDS--0.5%
		Finance - Retail--0.5%
51,000,000	[1,2]	SLM Corp., 4.319%, 4/14/2008	51,000,000
		CORPORATE NOTES--2.7%
		Finance - Securities--2.7%
80,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 5.350% - 5.400%, 5/21/2008 - 6/16/2008	80,000,000
177,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.350% - 5.415%, 2/4/2008 - 8/5/2008	177,000,000
		TOTAL CORPORATE NOTES	257,000,000
		NOTES - VARIABLE--34.3% [4]
		Banking--20.9%
3,490,000		1700 Financial Group, Inc., Series 2002, (Regions Bank, Alabama LOC), 3.290%, 2/7/2008	3,490,000
3,690,000		4 C's LLC, (Series 1998), (Key Bank, N.A. LOC), 3.350%, 2/7/2008	3,690,000
4,355,000		AW Mobile LLC, (Wachovia Bank N.A. LOC), 3.540%, 2/1/2008	4,355,000
2,572,000		Aaron Oil Co., Inc., (Regions Bank, Alabama LOC), 3.310%, 2/7/2008	2,572,000
4,500,000		Acton Realty Investors LLP, (Regions Bank, Alabama LOC), 3.330%, 2/7/2008	4,500,000
1,440,000		Alabama State IDA, (Regions Bank, Alabama LOC), 3.310%, 2/7/2008	1,440,000
2,000,000		Albuquerque, NM, Series 1997 El Canto, Inc., (Wells Fargo Bank, N.A. LOC), 3.420%, 2/7/2008	2,000,000
500,000		Alder Creek Properties LLC, (Key Bank, N.A. LOC), 3.350%, 2/7/2008	500,000
2,145,000		American Custom Yachts, Inc., (Regions Bank, Alabama LOC), 3.310%, 2/7/2008	2,145,000
7,240,000		Anchor Holdings LLC, Series 2000, (U.S. Bank, N.A. LOC), 3.240%, 2/7/2008	7,240,000
85,000,000		Australia & New Zealand Banking Group, Melbourne, 4.231%, 3/10/2008	85,000,000
2,025,000		BMW Investments, Inc., (Wachovia Bank N.A. LOC), 3.590%, 2/1/2008	2,025,000
40,000,000		BNP Paribas SA, 3.228%, 2/28/2008	39,975,703
3,670,000		Baldwin County Sewer Service LLC, Series 2003, (Regions Bank, Alabama LOC), 3.310%, 2/7/2008	3,670,000
40,000,000		Bank of Montreal, 3.354%, 4/30/2008	40,000,000
25,000,000	[1,2]	Bank of New York Mellon Corp., 3.345%, 2/27/2008	25,000,000
56,000,000	[1,2]	Bank of Scotland, Edinburgh, 4.431%, 2/11/2008	56,000,000
234,900,000		Bank of Scotland, Edinburgh, 4.701% - 5.300%, 2/1/2008 - 3/25/2008	234,900,000
24,520,000		Battle Creek, MI Downtown Development Authority, Series 2004, (INS by AMBAC), 4.270%, 2/6/2008	24,520,000
7,690,000		Bessemer, AL IDB, Series 2003, (Regions Bank, Alabama LOC), 3.140%, 2/7/2008	7,690,000
825,000		Biddle Road Corp., Series 2004, (Wachovia Bank N.A. LOC), 3.310%, 2/7/2008	825,000
1,620,000		Birmingham Fastener and Supply, Inc., (Regions Bank, Alabama LOC), 3.330%, 2/7/2008	1,620,000
895,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 3.480%, 2/1/2008	895,000
4,905,000		Briarwood LP, (Series 1999), (JPMorgan Chase Bank, N.A. LOC), 3.310%, 2/7/2008	4,905,000
5,400,000		Brownsburg Christian Church, Inc., (U.S. Bank, N.A. LOC), 3.410%, 2/7/2008	5,400,000
545,000		Brumfield Properties, Inc., (Regions Bank, Alabama LOC), 3.260%, 2/7/2008	545,000
26,585,000		COG Leasing Co. LLP, Series 2007, (Regions Bank, Alabama LOC), 3.310%, 2/7/2008	26,585,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$5,215,000		California Statewide Communities Development Authority, (U.S. Bank, N.A. LOC), 3.314%, 1/31/2008	$5,215,000
2,135,000		Capital Container Properties LLC, (Regions Bank, Alabama LOC), 3.310%, 2/7/2008	2,135,000
8,490,000		Capital Markets Access Co. LC, West Broad Holdings, LLC Series 2007, (Wachovia Bank N.A. LOC), 3.330%, 2/7/2008	8,490,000
20,588,000		Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 3.350%, 2/7/2008	20,588,000
52,000		Capital One Funding Corp., (Series 1993-A), (JPMorgan Chase Bank, N.A. LOC), 3.350%, 2/7/2008	52,000
9,881,000		Capital One Funding Corp., (Series 1997-G), (JPMorgan Chase Bank, N.A. LOC), 3.350%, 2/7/2008	9,881,000
1,492,000		Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 3.350%, 2/7/2008	1,492,000
2,310,000		Capital One Funding Corp., (Series 2001-C), (JPMorgan Chase Bank, N.A. LOC), 3.350%, 2/7/2008	2,310,000
8,400,000		Charlotte Christian School, Series 1999, (Wachovia Bank N.A. LOC), 3.320%, 2/6/2008	8,400,000
3,100,000		Cleveland Country Club, Inc., Series 2001, (Regions Bank, Alabama LOC), 3.330%, 2/7/2008	3,100,000
2,900,000		Cleveland, TN IDB, (Wachovia Bank N.A. LOC), 3.320%, 2/6/2008	2,900,000
5,745,000		Coilplus-Alabama, Inc., (Regions Bank, Alabama LOC), 3.310%, 2/7/2008	5,745,000
70,000,000	[1,2]	Commonwealth Bank of Australia, Sydney, 4.705%, 4/3/2008	70,000,000
13,975,000		Cook County, IL, Series 2002 A, 3.284%, 2/6/2008	13,975,000
27,120,000		Covington, KY Industrial Building Revenue Bond, Series 2005-A, (Wachovia Bank N.A. LOC), 3.210%, 2/7/2008	27,120,000
100,000,000	[1,2]	Credit Agricole S.A., 4.854%, 3/25/2008	100,000,000
50,000,000		Credit Suisse, Zurich, 5.000%, 2/26/2008	50,000,000
4,500,000		DBH Properties LLC, Series 2004, (Regions Bank, Alabama LOC), 3.310%, 2/7/2008	4,500,000
5,180,000		DLR Investments, Inc., Series 2005, (U.S. Bank, N.A. LOC), 3.330%, 2/7/2008	5,180,000
170,000,000	[1,2]	DePfa Bank PLC, 5.051%, 3/15/2008	170,000,000
15,500,000		Denham Springs Economic Development District, Bass Pro Shops Projects, Series 2007-B, (JPMorgan Chase Bank, N.A. LOC), 3.290%, 2/7/2008	15,500,000
2,855,000		Duncan Machinery Movers Inc., (Fifth Third Bank, Cincinnati LOC), 3.400%, 2/7/2008	2,855,000
1,305,000		Elliott Aviation, Inc., (U.S. Bank, N.A. LOC), 3.350%, 2/6/2008	1,305,000
855,000		Elsinore Properties LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 3.400%, 2/7/2008	855,000
2,585,000		Equity Development Corp., Series 2002, (Regions Bank, Alabama LOC), 3.310%, 2/7/2008	2,585,000
6,000,000		Erwin Marine Sales, Inc., Series 2000, (Regions Bank, Alabama LOC), 3.310%, 2/7/2008	6,000,000
304,000		First Baptist Church of West Monroe, LA, Series 2003, (Regions Bank, Alabama LOC), 3.310%, 2/7/2008	304,000
1,750,000		Frank Nelson Building of Birmingham LLC, (Regions Bank, Alabama LOC), 3.430%, 2/1/2008	1,750,000
475,000		Fredericksburg, VA IDA, (SunTrust Bank LOC), 3.400%, 2/6/2008	475,000
5,360,000		Freeport, IL, (U.S. Bank, N.A. LOC), 3.264%, 2/7/2008	5,360,000
1,860,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 3.350%, 2/7/2008	1,860,000
1,260,000		Galliano Marine Service, Inc., (Regions Bank, Alabama LOC), 3.260%, 2/7/2008	1,260,000
3,300,000		Georgia Ports Authority, Colonel's Island Terminal Project (Series 1996-A), Revenue Bonds, (SunTrust Bank LOC), 3.350%, 2/6/2008	3,300,000
3,625,000		Grigsby Properties LLC, Series 2002, (Regions Bank, Alabama LOC), 3.330%, 2/7/2008	3,625,000
1,230,000		Guilford Capital LLC, Series 2002 - C, (Regions Bank, Alabama LOC), 3.410%, 2/7/2008	1,230,000
1,625,000		Guilford Capital LLC, Series 2002 - F, (Regions Bank, Alabama LOC), 3.410%, 2/7/2008	1,625,000
23,205,000		Hamilton Station Park and Ride, Series 2005, (Wachovia Bank N.A. LOC), 3.280%, 2/7/2008	23,205,000
8,055,000		Hanna Steel Corp., (Wachovia Bank N.A. LOC), 3.590%, 2/1/2008	8,055,000
7,995,000		Home City Ice Co. & H.C. Transport, Series 2000, (U.S. Bank, N.A. LOC), 3.210%, 2/7/2008	7,995,000
4,130,000		Hugh W. Underwood/Underwood Properties, (Regions Bank, Alabama LOC), 3.290%, 2/7/2008	4,130,000
4,630,000		Hugh W. Underwood, (Regions Bank, Alabama LOC), 3.290%, 2/7/2008	4,630,000
3,085,000		IPC Industries, Inc., (Regions Bank, Alabama LOC), 3.260%, 2/7/2008	3,085,000
5,965,000		Ilsco Corp., (U.S. Bank, N.A. LOC), 3.210%, 2/7/2008	5,965,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$15,000,000		Interlock Realty Co., (U.S. Bank, N.A. LOC), 3.350%, 2/7/2008	$15,000,000
32,500,000		JPMorgan Chase & Co., 4.621%, 2/4/2008	32,500,000
6,085,000		Jet-Pep, Inc., Series 2003, (Regions Bank, Alabama LOC), 3.190%, 2/7/2008	6,085,000
3,710,000		Kansas Development Finance Authority, DLR Deer Creek Project, (Marshall & Ilsley Bank, Milwaukee LOC), 3.314%, 2/7/2008	3,710,000
830,000		Kit Carson County, CO, Midwest Farms Project, (Wells Fargo Bank, N.A. LOC), 4.000%, 2/7/2008	830,000
2,455,000		Life Church Birmingham, (Regions Bank, Alabama LOC), 3.330%, 2/7/2008	2,455,000
5,000,000	[1,2]	Los Angeles, CA, MERLOTS Series 2000 A (H&H Theatre), (Wachovia Bank N.A. LOC), 3.280%, 2/6/2008	5,000,000
2,215,000		Mayer Properties LLP, (Wachovia Bank N.A. LOC), 3.530%, 2/1/2008	2,215,000
1,700,000		McCullough Snappy Service Oil Co., Inc., (Wachovia Bank N.A. LOC), 3.540%, 2/1/2008	1,700,000
7,600,000		Medical Arts Capital LLC, Series 2001, (Regions Bank, Alabama LOC), 3.260%, 2/7/2008	7,600,000
720,000		Michigan State Housing Development Authority, Series 1999B, Lexington Place Apartments, (Bank of America N.A. LOC), 3.250%, 2/7/2008	720,000
2,700,000		Mile Bluff Clinic Building Partnership, (U.S. Bank, N.A. LOC), 3.350%, 2/6/2008	2,700,000
1,160,000		Mississippi Business Finance Corp., (Regions Bank, Alabama LOC), 3.260%, 2/7/2008	1,160,000
10,000,000		Mississippi Business Finance Corp., 2007-B PSL-North America, LLC, (JPMorgan Chase & Co. LOC), 3.260%, 2/7/2008	10,000,000
1,130,000		Mississippi Business Finance Corp., Mississippi College Project, Series 2001B, (Regions Bank, Alabama LOC), 3.340%, 2/7/2008	1,130,000
2,835,000		Montgomery, AL IDB, (Wachovia Bank N.A. LOC), 3.260%, 2/7/2008	2,835,000
100,000,000		National Australia Bank Ltd., Melbourne, 4.454%, 3/6/2008	100,000,000
75,000,000		National City Bank, 3.345% - 3.365%, 2/1/2008	75,000,000
2,565,000		New Jersey EDA, Phoenix Realty Partners, (Wachovia Bank N.A. LOC), 3.430%, 2/6/2008	2,565,000
3,020,000		O.K.I. Supply Co., (Series 1998), (Fifth Third Bank, Cincinnati LOC), 3.400%, 2/7/2008	3,020,000
13,905,000		Ogden City Redevelopment Agency, Series 2005 C-1, (Bank of New York Mellon Corp. LOC), 3.400%, 2/5/2008	13,905,000
1,495,000		P.C.I. Paper Conversions, Inc., Series 2000, (Key Bank, N.A. LOC), 3.350%, 2/7/2008	1,495,000
3,745,000		PW Holdings LLC, (Regions Bank, Alabama LOC), 3.310%, 2/7/2008	3,745,000
1,800,000		Parker Towing Co., Inc., Series 2001, (Regions Bank, Alabama LOC), 3.310%, 2/7/2008	1,800,000
6,125,000		R & J Investment Co., (JPMorgan Chase Bank, N.A. LOC), 3.360%, 2/7/2008	6,125,000
6,830,000		Racetrac Capital LLC, Series 2000, (Regions Bank, Alabama LOC), 3.280%, 2/7/2008	6,830,000
3,075,000		Redcay Funding LLC, Series 2007, (PNC Bank, N.A. LOC), 3.320%, 2/7/2008	3,075,000
55,000,000		Royal Bank of Canada, Montreal, 4.471%, 2/11/2008	55,000,000
30,000,000		Royal Bank of Scotland PLC, Edinburgh, 3.944%, 4/21/2008	29,969,540
40,000,000	[1,2]	Royal Bank of Scotland PLC, Edinburgh, 5.162%, 2/21/2008	40,000,000
509,000		Sandridge Food Corp., (National City Bank LOC), 3.690%, 2/7/2008	509,000
2,400,000		Seeber USA LLP, Series 2000, (Wachovia Bank N.A. LOC), 3.320%, 2/6/2008	2,400,000
835,000		Sherman-Dixie Concrete Industries, Inc., (Regions Bank, Alabama LOC), 3.310%, 2/7/2008	835,000
3,530,000		Southeast Christian Church of Jefferson County, KY Inc., Series 2003, (JPMorgan Chase Bank, N.A. LOC), 3.260%, 2/7/2008	3,530,000
3,805,000		Springhill Medical Complex, Inc., (Regions Bank, Alabama LOC), 3.260%, 2/7/2008	3,805,000
6,300,000		Stow-Glen Properties LLC, (U.S. Bank, N.A. LOC), 3.310%, 2/7/2008	6,300,000
50,000,000	[1,2]	Svenska Handelsbanken, Stockholm, 4.289%, 2/13/2008	50,000,000
40,000,000		Svenska Handelsbanken, Stockholm, 4.468%, 4/7/2008	40,000,000
2,095,000		TIL Holdings LLC, (Regions Bank, Alabama LOC), 3.340%, 2/7/2008	2,095,000
1,930,000		TTL Realty LLC, (Regions Bank, Alabama LOC), 3.340%, 2/7/2008	1,930,000
1,540,000		Tarrant Hydraulics Services LLC, (Regions Bank, Alabama LOC), 3.340%, 2/7/2008	1,540,000
70,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, Series 2007-2, TRANCHE #1, (GTD by Wachovia Corp.), 5.143%-5.291%, 3/17/2008-3/28/2008	70,000,000
2,325,000		University Church of Christ, (Wachovia Bank N.A. LOC), 3.540%, 2/1/2008	2,325,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$2,595,000		University Ltd. Properties LLC, (Regions Bank, Alabama LOC), 3.340%, 2/7/2008	$2,595,000
940,000		VLF LLC, The Village of Lovejoy, Fountain Project, (Key Bank, N.A. LOC), 3.350%, 2/7/2008	940,000
540,000		Vista Grande Villa, (LaSalle Bank, N.A. LOC), 3.300%, 2/7/2008	540,000
3,170,000		Watson's St. Louis Property LLC, Series 2001, (U.S. Bank, N.A. LOC), 3.210%, 2/7/2008	3,170,000
4,055,000		Weaver Rentals LLC, (Regions Bank, Alabama LOC), 3.340%, 2/7/2008	4,055,000
5,680,000		Wellbrook Finance LLC, (Regions Bank, Alabama LOC), 3.290%, 2/7/2008	5,680,000
13,600,000		West Memphis IDRB, S-B Power Tool Project, Series 2000 A, (JPMorgan Chase Bank, N.A. LOC), 3.260%, 2/7/2008	13,600,000
108,000,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 4.071%, 2/19/2008	108,000,000
50,000,000		Westpac Banking Corp. Ltd., Sydney, 5.201%, 3/11/2008	50,000,000
840,000		White's Ferry Road Church of Christ, Inc., (Regions Bank, Alabama LOC), 3.340%, 2/7/2008	840,000
2,485,000		Wildcat Management Co., Inc., (Series 1999), (U.S. Bank, N.A. LOC), 3.230%, 2/7/2008	2,485,000
		TOTAL	2,024,868,243
		Brokerage--5.7%
35,000,000		Goldman Sachs Group, Inc., 3.215%, 2/1/2008	35,000,000
40,000,000	[1,2]	Goldman Sachs Group, Inc., 4.306%, 2/15/2008	40,000,331
81,000,000	[1,2]	Merrill Lynch & Co., Inc., 4.129%, 2/19/2008	81,000,000
78,000,000		Merrill Lynch & Co., Inc., 4.650% - 4.980%, 2/4/2008 - 2/22/2008	78,000,000
294,500,000		Morgan Stanley, 3.195% - 4.725%, 2/1/2008 - 2/27/2008	294,500,301
25,000,000	[1]	PYXIS Master Trust, Class 2007-6, (GTD by Merrill Lynch & Co., Inc.), 5.170%, 3/6/2008	25,000,000
		TOTAL	553,500,632
		Finance - Commercial--0.7%
4,050,000		Decoster, Series 2003-A, (General Electric Capital Corp. LOC), 3.200%, 2/7/2008	4,050,000
59,500,000		General Electric Capital Corp., 4.461%, 2/11/2008	59,500,000
		TOTAL	63,550,000
		Finance - Retail--0.5%
50,000,000	[1,2]	Paradigm Funding LLC, 3.894%, 2/21/2008	49,999,458
		Finance - Securities--2.7%
208,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 3.090% - 4.865%, 2/1/2008 - 4/28/2008 (Final Maturity 3/17/2008 - 8/15/2008)	207,988,719
50,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 4.431%, 2/11/2008 (Final Maturity 6/9/2008)	50,001,683
		TOTAL	257,990,402
		Government Agency--0.2%
19,000,000		BBC Enterprises LLC, Series 2007, (FHLB of San Francisco LOC), 3.300%, 2/7/2008	19,000,000
		Insurance--3.2%
20,000,000		Genworth Life Insurance Co., 5.214%, 3/1/2008	20,000,000
25,000,000		Hartford Life Insurance Co., 5.081% - 5.294%, 2/1/2008 - 3/1/2008	25,000,000
50,000,000	[1,2]	MBIA Global Funding LLC, 4.309%, 2/14/2008	50,000,561
45,000,000		MetLife Insurance Co. of Connecticut, 4.923% - 4.985%, 2/19/2008 - 3/28/2008	45,000,000
45,000,000		Metropolitan Life Insurance Co., 4.839% - 5.021%, 2/1/2008 - 4/1/2008	45,000,000
35,000,000		Monumental Life Insurance Co., 4.740% - 5.202%, 2/1/2008 - 2/28/2008	35,000,000
45,000,000		New York Life Insurance Co., 5.184% - 5.204%, 3/3/2008	45,000,000
22,000,000	[1,2]	Pacific Life Global Funding, 4.523% - 4.640%, 2/4/2008 - 4/9/2008	22,000,034
25,000,000		Transamerica Occidental Life Insurance Co., 4.869%, 4/1/2008	25,000,000
		TOTAL	312,000,595
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Oil & Oil Finance--0.4%
$40,000,000		BP Capital Markets PLC, (GTD by BP PLC), 5.066%, 3/11/2008	$40,000,000
		TOTAL NOTES - VARIABLE	3,320,909,330
		REPURCHASE AGREEMENT--0.4%
40,292,000		Interest in $3,474,000,000 joint repurchase agreement 3.00%, dated 1/31/2008 under which Bank of America N.A. will repurchase securities provided as collateral for $3,474,289,500 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2035 and the market value of those underlying securities was $3,543,775,854.	40,292,000
		TOTAL INVESTMENTS--100.1% (AT AMORTIZED COST) [5]	9,686,818,761
		OTHER ASSETS AND LIABILITIES - NET--(0.1)% [6]	(8,673,246)
		TOTAL NET ASSETS--100%	$9,678,145,515

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2008, these restricted securities amounted to $3,688,135,859, which represented 38.1% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At January 31, 2008, these liquid restricted securities amounted to $3,604,142,836, which represented 37.2% of total net assets.

3 Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.

4 Floating rate notes with current rate and next reset date shown.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2008.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
EDA	--Economic Development Authority
FHLB	--Federal Home Loan Bank
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
SWP	--Swap Agreement

See Notes which are an integral part of the Financial Statements

Prime Management Obligations Fund
Portfolio of Investments Summary Tables

At January 31, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	41.7%
Variable Rate Demand Instruments	43.5%
Bank Instruments	12.6%
Repurchase Agreement	2.4%
Other Assets and Liabilities--Net [2]	(0.2)%
TOTAL	100.0%

At January 31, 2008, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	41.6	% [4]
8-30 Days	20.9%
31-90 Days	19.3%
91-180 Days	14.2%
181 Days or more	4.2%
Other Assets and Liabilities--Net [2]	(0.2)%
TOTAL	100.0%

1 Commercial Paper and Notes include any fixed-rate security that is not a bank instrument. A variable rate demand instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 26.5% of the Fund's portfolio.

Prime Management Obligations Fund
Portfolio of Investments

January 31, 2008 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--4.5%
		Finance - Automotive--1.5%
$2,616,612		BMW Vehicle Lease Trust 2007-1, Class A1, 5.061%, 11/17/2008	$2,616,612
3,839,200	[1]	CAL Securitization Trust 2007-1, Class A1, 5.425%, 7/15/2008	3,839,200
16,537,906	[1,2]	Capital Auto Receivables Asset Trust 2007-4, Class A1, 4.910%, 11/17/2008	16,537,906
20,851,439	[1,2]	Capital Auto Receivables Asset Trust 2007-SN2, Class A1, 5.104%, 12/15/2008	20,851,439
10,000,000	[1,2]	Ford Credit Auto Owner Trust 2008-A, Class A1, 4.017%, 2/13/2009	10,000,000
		TOTAL	53,845,157
		Finance - Retail--2.7%
35,000,000	[1,2]	Arkle Master Issuer PLC 2007-1, Class 1A, 4.002%, 5/17/2008	35,000,000
29,500,000		Holmes Master Issuer PLC 2007-1, Class 1A1, 4.216%, 3/15/2008	29,500,000
31,116,856	[1,2]	WST Trust Series 2007-1G, Class A1, 4.951%, 5/21/2008	31,116,856
		TOTAL	95,616,856
		Insurance--0.3%
9,875,174		Capital One Auto Finance Trust 2007-C, Class A1, (GTD by FGIC), 5.282%, 10/15/2008	9,875,174
		TOTAL ASSET-BACKED SECURITIES	159,337,187
		CERTIFICATES OF DEPOSIT--12.6%
		Banking--12.6%
20,000,000		Bank of Montreal, 3.250%, 7/29/2008	20,000,000
40,000,000		Bank of Scotland, Edinburgh, 5.310%, 5/22/2008	40,000,000
30,000,000		Barclays Bank PLC, 4.850% - 5.380%, 2/15/2008 - 3/25/2008	30,000,000
50,000,000		Chase Bank USA, N.A., 5.130%, 4/14/2008	50,000,000
40,000,000		Comerica Bank, 4.250%, 7/10/2008	40,000,000
53,000,000		Credit Suisse, Zurich, 5.290% - 5.405%, 4/11/2008 - 6/9/2008	53,000,000
96,000,000		DePfa Bank PLC, 4.140% - 5.055%, 4/14/2008 - 7/14/2008	96,000,000
25,000,000		Huntington National Bank, Columbus, OH, 3.400%, 4/23/2008	25,000,000
20,000,000		Natixis, 3.000%, 8/1/2008	20,000,000
20,000,000		Societe Generale, Paris, 5.420%, 7/10/2008	20,000,000
55,000,000		UBS AG, 3.040% - 4.780%, 6/23/2008 - 10/15/2008	55,000,000
		TOTAL CERTIFICATES OF DEPOSIT	449,000,000
		COLLATERALIZED LOAN AGREEMENTS--16.8%
		Banking--6.2%
90,000,000		Credit Suisse First Boston LLC, 3.325%, 2/1/2008	90,000,000
100,000,000		Deutsche Bank Securities, Inc., 3.325%, 2/1/2008	100,000,000
30,000,000		Fortis Bank SA/NV, 3.305%, 2/1/2008	30,000,000
		TOTAL	220,000,000
		Brokerage--10.6%
150,000,000		Citigroup Global Markets, Inc., 3.325%, 2/1/2008	150,000,000
100,000,000		Goldman Sachs & Co., 3.295%, 2/1/2008	100,000,000
50,000,000		Lehman Brothers, Inc., 3.475%, 4/22/2008	50,000,000
76,000,000		Merrill Lynch, Pierce, Fenner and Smith, 3.325%, 2/1/2008	76,000,000
		TOTAL	376,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	596,000,000
Principal Amount			Value
		COMMERCIAL PAPER--15.6% [3]
		Banking--2.5%
$15,000,000		Bank of Scotland, Edinburgh, 3.220%, 7/22/2008	$14,769,233
20,000,000		Calyon, Paris, 3.800%, 7/11/2008	19,660,111
25,000,000		DePfa Bank PLC, 5.272%, 2/14/2008	24,952,401
10,000,000	[1,2]	Fountain Square Commercial Funding Corp., 5.400%, 2/29/2008	9,958,000
20,000,000	[1,2]	Long Lane Master Trust IV, (Bank of America N.A. SWP), 3.260%, 4/24/2008	19,849,678
		TOTAL	89,189,423
		Brokerage--0.3%
10,000,000		Morgan Stanley, 5.355%, 2/19/2008	9,973,225
		Finance - Automotive--1.4%
25,000,000		FCAR Auto Loan Trust, A1+/P1 Series, 3.750%, 6/25/2008	24,622,396
25,000,000		FCAR Auto Loan Trust, A1/P1 Series, 3.710%, 7/15/2008	24,574,896
		TOTAL	49,197,292
		Finance - Commercial--3.8%
70,000,000	[1,2]	Edison Asset Securitization LLC, 4.790% - 5.020%, 2/7/2008 - 4/21/2008	69,745,278
40,000,000	[1,2]	Fairway Finance Co. LLC, 5.200%, 2/14/2008	39,924,889
25,000,000	[1,2]	Versailles CDS LLC, 5.200%, 2/1/2008	25,000,000
		TOTAL	134,670,167
		Finance - Retail--4.9%
70,000,000	[1,2]	Alpine Securitization Corp., 3.200% - 4.880%, 2/12/2008 - 4/21/2008	69,783,222
45,000,000	[1,2]	Barton Capital LLC, 3.300%, 4/18/2008	44,682,375
40,000,000	[1,2]	Chariot Funding LLC, 3.500% - 5.200%, 2/22/2008 - 4/23/2008	39,779,889
18,300,000	[1,2]	Sheffield Receivables Corp., 5.400%, 2/22/2008	18,242,355
		TOTAL	172,487,841
		Finance - Securities--2.2%
30,000,000	[1,2]	Grampian Funding LLC, 4.990% - 5.080%, 3/20/2008 - 4/1/2008	29,755,067
50,000,000	[1,2]	Perry Global Funding LLC (Series A), 5.000%, 2/4/2008	49,979,167
		TOTAL	79,734,234
		Pharmaceuticals and Health Care--0.5%
20,000,000	[1,2]	AstraZeneca PLC, 2.920%, 8/26/2008	19,664,200
		TOTAL COMMERCIAL PAPER	554,916,382
		CORPORATE BONDS--1.7%
		Banking--0.1%
5,575,000		Key Bank, N.A., 6.500%, 4/15/2008	5,605,997
		Finance - Retail--1.3%
45,000,000	[1,2]	SLM Corp., 4.319%, 4/14/2008 - 5/12/2008	45,000,000
		Retail--0.3%
10,000,000		Wal-Mart Stores, Inc., 5.933%, 6/1/2008	10,019,079
		TOTAL CORPORATE BONDS	60,625,076
		CORPORATE NOTES--3.1%
		Finance - Securities--3.1%
45,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 5.340% - 5.350%, 5/21/2008 - 6/2/2008	44,999,196
66,250,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.350% - 5.415%, 2/4/2008 - 8/5/2008	66,250,000
		TOTAL CORPORATE NOTES	111,249,196
Principal Amount			Value
		NOTES - VARIABLE--43.5% [4]
		Banking--28.3%
$2,600,000		AlaTrade Foods LLC, (Series 4), (Regions Bank, Alabama LOC), 3.310%, 2/7/2008	$2,600,000
881,000		American Health Care Centers, Inc., (Series 1998), (FirstMerit Bank, N.A. LOC), 3.630%, 2/7/2008	881,000
9,210,000		Atlanta, GA Development Authority, Panther Place, (Series 2007-B), (GTD by AMBAC), 3.760%, 2/7/2008	9,210,000
108,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 3.923% - 5.111%, 2/25/2008 - 3/5/2008	108,000,000
11,705,000		BBN Holdings LLC, (Series 2004), (RBC Centura Bank LOC), 3.290%, 2/7/2008	11,705,000
1,810,000		BD Toy LLC, (Series 2003), (Compass Bank, Birmingham LOC), 3.290%, 2/7/2008	1,810,000
62,000,000	[1,2]	BNP Paribas SA, 3.285% - 4.895%, 2/19/2008 - 2/26/2008	62,000,000
590,000		Baldwin County Sewer Service LLC, (Series 2003), (Regions Bank, Alabama LOC), 3.310%, 2/7/2008	590,000
7,761,000		Baldwin County Sewer Service LLC, (Series 2005), (Regions Bank, Alabama LOC), 3.310%, 2/7/2008	7,761,000
45,000,000	[1,2]	Bank of Ireland, 3.924% - 4.859%, 2/15/2008 - 2/19/2008	45,000,000
22,600,000		Bank of Montreal, 3.354%, 4/30/2008	22,600,000
18,000,000	[1,2]	Bank of Scotland, Edinburgh, 4.431%, 2/11/2008	18,000,000
48,000,000		Bank of Scotland, Edinburgh, 4.954% - 5.300%, 2/14/2008 - 3/25/2008	48,000,097
1,915,000		Battle Creek, MI Downtown Development Authority, (Series 2004), (INS by AMBAC), 4.270%, 2/6/2008	1,915,000
5,680,000		Biddle Road Corp., (Series 2004), (Wachovia Bank N.A. LOC), 3.310%, 2/7/2008	5,680,000
895,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 3.480%, 2/1/2008	895,000
3,425,000		CAH Holdings, Inc., (Series 2003), (First Commercial Bank, Birmingham, AL LOC), 3.244%, 2/7/2008	3,425,000
10,000,000		CV 40-Stone Oak Ltd., (Series 2005), (Compass Bank, Birmingham LOC), 3.310%, 2/7/2008	10,000,000
4,500,000		Castleton United Methodist Church, Inc., (Series 2006a), (U.S. Bank, N.A. LOC), 3.310%, 2/7/2008	4,500,000
45,000,000	[1,2]	Commonwealth Bank of Australia, Sydney, 3.794%, 2/25/2008	45,000,000
95,000,000	[1,2]	Credit Agricole S.A., 3.838% - 4.854%, 3/25/2008 - 4/23/2008	95,000,000
2,260,000		Dale G. Mithum, M.D. FACS, (Series 2003), (Compass Bank, Birmingham LOC), 3.290%, 2/7/2008	2,260,000
1,500,000		DeKalb County, GA Housing Authority, (Series 2004-T), Highlands, (Wachovia Bank N.A. LOC), 3.430%, 2/7/2008	1,500,000
4,000,000	[1,2]	DePfa Bank PLC, 5.051%, 3/15/2008	3,999,997
21,155,000		Fiore Capital LLC, (Series 2005-A), (Marshall & Ilsley Bank, Milwaukee LOC), 3.260%, 2/7/2008	21,155,000
4,905,000		First Family Church, (Series 2005), (Regions Bank, Alabama LOC), 3.360%, 2/7/2008	4,905,000
560,000		Franklin County, PA IDA, (Series 2001B), Precast Systems, LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.480%, 2/1/2008	560,000
1,065,000		Grote Family LP, (Huntington National Bank, Columbus, OH LOC), 3.364%, 2/7/2008	1,065,000
4,060,000		Hamilton Farm Bureau Cooperative, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 3.180%, 2/7/2008	4,060,000
3,885,000		Headquarters Partnership Ltd., (Series 2001), (National Australia Bank Ltd., Melbourne LOC), 3.260%, 2/7/2008	3,885,000
16,910,000		ICS-Remington LLC, (First Commercial Bank, Birmingham, AL LOC), 3.330%, 2/7/2008	16,910,000
20,000,000		Interlock Realty Co., (U.S. Bank, N.A. LOC), 3.350%, 2/7/2008	20,000,000
9,435,000		Lake Mary Bay LP, (Series 2005), (Regions Bank, Alabama LOC), 3.310%, 2/7/2008	9,435,000
1,615,000		Lee County, FL IDA, Bonita Community Health Center, (Series 1999B), (Fifth Third Bank, Cincinnati LOC), 3.850%, 2/1/2008	1,615,000
5,150,000		MOBR-04 LLC, (Series 2004), (Compass Bank, Birmingham LOC), 3.290%, 2/7/2008	5,150,000
2,932,000		Magdim C-Stores, Inc./Lynhurst Storage LLC, (Series 2005), (Wachovia Bank N.A. LOC), 3.280%, 2/7/2008	2,932,000
3,000,000		Marital Trust No. 2, Vernon W. Van Aker, Grantor, (Regions Bank, Alabama LOC), 3.310%, 2/7/2008	3,000,000
215,000		McCullough Oil Bond Issue LLC, (Series 2003), (Regions Bank, Alabama LOC), 3.290%, 2/7/2008	215,000
136,000,000	[1,2]	National Australia Bank Ltd., Melbourne, 4.530%, 2/7/2008	136,000,000
60,000,000		National City Bank, 3.365% - 4.909%, 2/1/2008 - 2/13/2008	60,000,000
9,300,000		Nautical Transport LLC, (Series 2005), (Regions Bank, Alabama LOC), 3.300%, 2/7/2008	9,300,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$3,000,000		Overland Park Professional Center LLC, (Series 2004), (Comerica Bank LOC), 3.330%, 2/7/2008	$3,000,000
628,000		Pizitz Properties LLC, (Series 2003), (Regions Bank, Alabama LOC), 3.310%, 2/7/2008	628,000
3,825,000		Prevea Clinic, Inc., (Series 2004-A), (Wells Fargo Bank, N.A. LOC), 3.240%, 2/7/2008	3,825,000
5,355,000		Roman Catholic Bishop of San Jose, CA, (Series 2005), (Allied Irish Banks PLC LOC), 3.280%, 2/7/2008	5,355,000
46,000,000	[1,2]	Royal Bank of Canada, Montreal, 4.621%, 2/1/2008	46,000,045
25,000,000		Royal Bank of Scotland PLC, Edinburgh, 3.944%, 4/21/2008	24,974,616
10,000,000		Salvation Army, (Series 2004-A), (Bank of New York LOC), 3.260%, 2/7/2008	10,000,000
270,000		Sandridge Food Corp., (National City Bank LOC), 3.690%, 2/7/2008	270,000
20,000,000	[1,2]	Societe Generale, Paris, 4.631%, 2/4/2008	20,000,000
800,000		Spiller LLC, (Series 2003), (Regions Bank, Alabama LOC), 3.310%, 2/7/2008	800,000
2,600,000		Springfield, TN Health & Educational Facilities Board, (Series 2006B), (Regions Bank, Alabama LOC), 3.340%, 2/7/2008	2,600,000
40,000,000		Svenska Handelsbanken, Stockholm, 4.468%, 4/7/2008	40,000,000
1,000,000		Wachovia Bank N.A., 4.673%, 4/3/2008	998,317
715,000		Wellborn Forest Products, Inc., (Compass Bank, Birmingham LOC), 3.290%, 2/7/2008	715,000
36,000,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 4.071%, 2/19/2008	36,000,000
		TOTAL	1,007,685,072
		Brokerage--5.8%
15,000,000		Goldman Sachs Group, Inc., 3.215%, 2/1/2008	15,000,000
20,000,000	[1,2]	Goldman Sachs Group, Inc., 4.306%, 2/15/2008	20,000,166
22,000,000		Merrill Lynch & Co., Inc., 4.376% - 4.980%, 2/15/2008 - 2/22/2008	22,000,000
150,000,000		Morgan Stanley, 3.375% - 4.725%, 2/1/2008 - 2/27/2008	150,000,229
		TOTAL	207,000,395
		Finance - Retail--0.8%
28,000,000	[1,2]	Paradigm Funding LLC, 3.894%, 2/21/2008	27,999,696
		Finance - Securities--5.5%
38,500,000	[1,2]	Asscher Finance Corp., 3.070% - 4.849%, 2/1/2008 - 2/15/2008 (Final Maturity 8/1/2008 - 8/15/2008)	38,493,363
135,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 3.065% - 4.849%, 2/1/2008 - 4/28/2008 (Final Maturity 3/17/2008 - 8/20/2008)	134,986,758
22,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance, Inc.), 3.065% - 3.178%, 2/1/2008 (Final Maturity 5/30/2008 - 7/21/2008)	21,998,543
		TOTAL	195,478,664
		Insurance--2.8%
10,000,000		Genworth Life Insurance Co., 4.986%, 2/9/2008	10,000,000
10,000,000		Hartford Life Global Funding Trust, 4.256%, 2/15/2008	10,000,000
10,000,000		Hartford Life Insurance Co., 5.294%, 3/1/2008	10,000,000
10,000,000		MetLife Insurance Co. of Connecticut, 4.923%, 3/28/2008	10,000,000
20,000,000		Metropolitan Life Insurance Co., 5.021%, 2/1/2008	20,000,000
30,000,000		New York Life Insurance Co., 5.184% - 5.204%, 3/3/2008	30,000,000
10,000,000	[1,2]	Pacific Life Global Funding, 4.523%, 4/9/2008	10,000,000
		TOTAL	100,000,000
		Oil & Oil Finance--0.3%
10,000,000		BP Capital Markets PLC, (GTD by BP PLC), 5.066%, 3/11/2008	10,000,000
		TOTAL NOTES - VARIABLE	1,548,163,827
Principal Amount			Value
		REPURCHASE AGREEMENT--2.4%
$84,380,000		Interest in $3,474,000,000 joint repurchase agreement 3.00%, dated 1/31/2008 under which Bank of America N.A. will repurchase securities provided as collateral for $3,474,289,500 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2035 and the market value of those underlying securities was $3,543,775,854.	$84,380,000
		TOTAL INVESTMENTS--100.2% (AT AMORTIZED COST) [5]	3,563,671,668
		OTHER ASSETS AND LIABILITIES - NET--(0.2)% [6]	(8,178,220)
		TOTAL NET ASSETS--100%	$3,555,493,448

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2008, these restricted securities amounted to $1,578,437,285, which represented 44.4% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At January 31, 2008, these liquid restricted securities amounted to $1,574,598,085, which represented 44.3% of total net assets.

3 Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.

4 Floating rate notes with current rate and next reset date shown.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2008.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
FGIC	--Financial Guaranty Insurance Company
GTD	--Guaranteed
IDA	--Industrial Development Authority
INS	--Insured
LOC	--Letter of Credit
SWP	--Swap Agreement

See Notes which are an integral part of the Financial Statements

Prime Value Obligations Fund
Portfolio of Investments Summary Tables

At January 31, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	49.3%
Variable Rate Demand Instruments	32.9%
Bank Instruments	12.9%
Repurchase Agreement	4.6%
Other Assets and Liabilities--Net [2]	0.3%
TOTAL	100.0%

At January 31, 2008, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	41.2	% [4]
8-30 Days	18.3%
31-90 Days	22.7%
91-180 Days	13.3%
181 Days or more	4.2%
Other Assets and Liabilities--Net [2]	0.3%
TOTAL	100.0%

1 Commercial Paper and Notes include any fixed-rate security that is not a bank instrument. A variable rate demand instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 29.4% of the Fund's portfolio.

Prime Value Obligations Fund
Portfolio of Investments

January 31, 2008 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--3.4%
		Finance - Automotive--1.3%
$12,797,333	[1]	CAL Securitization Trust 2007-1, Class A1, 5.425%, 7/15/2008	$12,797,333
15,159,747	[1,2]	Capital Auto Receivables Asset Trust 2007-4, Class A1, 4.910%, 11/17/2008	15,159,747
66,724,604	[1,2]	Capital Auto Receivables Asset Trust 2007-SN2, Class A1, 5.105%, 12/15/2008	66,724,604
29,010,958	[1,2]	Ford Credit Auto Owner Trust 2007-B, Class A1, 5.292%, 10/15/2008	29,010,958
40,000,000	[1,2]	Ford Credit Auto Owner Trust 2008-A, Class A1, 4.018%, 2/13/2009	40,000,000
8,368,215		Hyundai Auto Receivables Trust 2007-A, Class A1, 5.291%, 10/15/2008	8,368,215
11,272,494		Triad Automobile Receivables Trust 2007-B, Class A1, 5.068%, 12/12/2008	11,272,494
14,000,000		Wachovia Auto Loan Owner Trust 2008-1, Class A1, 3.943%, 1/20/2009	14,000,000
7,840,440		World Omni Automobile Receivables Trust 2007-B, Class A1, 5.676%, 10/15/2008	7,840,440
		TOTAL	205,173,791
		Finance - Equipment--0.0%
6,948,084		GE Equipment Midticket LLC, (Series 2007-1), Class A1, 4.906%, 11/14/2008	6,948,084
		Finance - Retail--1.8%
100,000,000	[1,2]	Arkle Master Issuer PLC 2007-1, Class 1A, 4.003%, 5/17/2008	100,000,000
58,000,000		Holmes Master Issuer PLC 2007-1, Class 1A1, 4.216%, 3/15/2008	58,000,000
116,688,212	[1,2]	WST Trust, (Series 2007-1G), Class A1, 4.952%, 5/21/2008	116,688,212
		TOTAL	274,688,212
		Insurance--0.3%
39,791,141		Capital One Auto Finance Trust 2007-C, Class A1, (GTD by FGIC), 5.282%, 10/15/2008	39,791,141
		TOTAL ASSET-BACKED SECURITIES	526,601,228
		CERTIFICATES OF DEPOSIT--11.0%
		Banking--11.0%
25,000,000		Bank of Montreal, 4.920%, 5/30/2008	25,000,000
34,500,000		Bank of Scotland, Edinburgh, 5.310%, 5/22/2008 - 5/23/2008	34,500,000
213,000,000		Barclays Bank PLC, 3.050% - 5.380%, 2/11/2008 - 7/25/2008	213,000,000
223,500,000		Credit Suisse, Zurich, 5.290% - 5.405%, 4/11/2008 - 6/9/2008	223,500,000
418,000,000		DePfa Bank PLC, 3.830% - 5.370%, 2/8/2008 - 7/14/2008	418,000,000
150,000,000		Huntington National Bank, Columbus, OH, 3.400% - 5.190%, 3/17/2008 - 4/23/2008	150,000,000
130,000,000		Natixis, 3.000% - 4.850%, 4/14/2008 - 8/1/2008	130,080,184
75,000,000		Royal Bank of Scotland PLC, Edinburgh, 3.760% - 4.850%, 5/21/2008 - 7/18/2008	75,000,000
105,000,000		Societe Generale, Paris, 3.250% - 5.420%, 7/10/2008 - 7/30/2008	105,000,000
322,000,000		UBS AG, 3.040% - 4.780%, 6/23/2008 - 10/15/2008	322,025,248
		TOTAL CERTIFICATES OF DEPOSIT	1,696,105,432
		COLLATERALIZED LOAN AGREEMENTS--22.0%
		Banking--12.5%
100,000,000		BNP Paribas Securities Corp., 3.320%, 2/1/2008	100,000,000
420,000,000		Barclays Capital, Inc., 3.341% - 3.751%, 2/1/2008	420,000,000
350,000,000		Credit Suisse First Boston LLC, 3.371%, 2/1/2008	350,000,000
564,000,000		Deutsche Bank Securities, Inc., 3.371%, 2/1/2008	564,000,000
300,000,000		Fortis Bank SA/NV, 3.351%, 2/1/2008	300,000,000
203,000,000		Greenwich Capital Markets, Inc., 3.371%, 2/1/2008	203,000,000
		TOTAL	1,937,000,000
Principal Amount			Value
		COLLATERALIZED LOAN AGREEMENTS--continued
		Brokerage--9.5%
$96,000,000		Bear Stearns & Co., Inc., 3.375%, 2/1/2008	$96,000,000
625,000,000		Citigroup Global Markets, Inc., 3.371%, 2/1/2008	625,000,000
74,000,000		Goldman Sachs & Co., 3.341%, 2/1/2008	74,000,000
425,000,000		Lehman Brothers, Inc., 3.967%, 4/22/2008 - 4/23/2008	425,000,000
254,000,000		Merrill Lynch, Pierce, Fenner and Smith, 3.371%, 2/1/2008	254,000,000
		TOTAL	1,474,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	3,411,000,000
		COMMERCIAL PAPER--20.3% [3]
		Aerospace/Auto--1.1%
80,200,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. Support Agreement), 3.800% - 5.550%, 2/15/2008 - 2/25/2008	80,007,351
87,250,000	[1,2]	Volkswagen of America, Inc., (GTD by Volkswagen AG), 4.320% - 5.520%, 2/15/2008 - 4/10/2008	86,815,821
		TOTAL	166,823,172
		Banking--3.9%
40,000,000		Bank of Scotland, Edinburgh, 3.220%, 7/22/2008	39,384,622
50,000,000		Calyon, Paris, 3.800%, 7/11/2008	49,150,278
50,000,000		Citigroup Funding, Inc., 5.300%, 2/13/2008	49,911,667
60,000,000		DePfa Bank PLC, 5.272%, 2/14/2008	59,885,762
75,000,000	[1,2]	Fountain Square Commercial Funding Corp., 4.000% - 4.100%, 4/9/2008 - 4/18/2008	74,372,639
50,000,000		Greenwich Capital Holdings, Inc., (GTD by Royal Bank of Scotland PLC, Edinburgh), 4.255%, 6/9/2008	49,237,646
28,742,000	[1,2]	Kitty Hawk Funding Corp., 4.280%, 3/19/2008	28,581,396
100,000,000	[1,2]	Picaros Funding LLC, (GTD by KBC Bank N.V.), 5.060% - 5.140%, 2/5/2008 - 4/3/2008	99,535,722
155,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 3.190% -4.545%, 4/7/2008 - 7/30/2008	152,867,442
		TOTAL	602,927,174
		Brokerage--0.6%
100,000,000		Morgan Stanley, 5.310% - 5.355%, 2/11/2008 - 2/19/2008	99,792,375
		Consumer Products--0.3%
44,995,000		Kellogg Co., 3.420% - 4.800%, 2/22/2008 - 4/4/2008	44,802,098
		Finance - Automotive--3.9%
150,389,000		DRAC LLC, (A1+/P1 Series), 3.100% - 4.900%, 2/7/2008 - 7/22/2008	148,526,273
8,000,000		DRAC LLC, (A1/P1 Series), 4.400%, 4/11/2008	7,931,555
404,000,000		FCAR Auto Loan Trust, (A1+/P1 Series), 3.750% - 5.600%, 2/20/2008 - 7/14/2008	398,723,930
52,672,000		FCAR Auto Loan Trust, (A1/P1 Series), 5.510%, 2/25/2008	52,478,518
		TOTAL	607,660,276
		Finance - Commercial--2.4%
80,000,000		CIT Group, Inc., 3.700%, 2/29/2008	79,769,778
50,000,000	[1,2]	Edison Asset Securitization LLC, 4.790%, 4/21/2008	49,467,778
150,000,000	[1,2]	Fairway Finance Co. LLC, 3.280% - 5.650%, 2/4/2008 - 4/11/2008	149,701,699
50,000,000		General Electric Capital Corp., 5.020%, 2/7/2008	49,958,167
50,000,000	[1,2]	Versailles CDS LLC, 5.000%, 2/5/2008	49,972,222
		TOTAL	378,869,644
		Finance - Retail--5.0%
275,000,000	[1,2]	Alpine Securitization Corp., 3.200% - 5.200%, 2/7/2008 - 4/21/2008	274,433,305
88,683,000	[1,2]	Chariot Funding LLC, 3.400%, 2/21/2008	88,515,488
50,000,000	[1,2]	Falcon Asset Securitization Company LLC, 5.200%, 3/7/2008	49,747,222
269,700,000	[1,2]	Sheffield Receivables Corp., 5.200% - 5.250%, 2/5/2008 - 2/22/2008	269,159,621
90,028,000	[1,2]	Tulip Funding Corp., 3.300% - 3.900%, 4/15/2008 - 4/23/2008	89,321,732
		TOTAL	771,177,368
Principal Amount			Value
		COMMERCIAL PAPER--continued [3]
		Finance - Securities--1.0%
$150,000,000	[1,2]	Grampian Funding LLC, 5.080% - 5.095%, 4/1/2008 - 4/2/2008	$148,713,347
		Food & Beverage--0.4%
61,500,000	[1,2]	H.J. Heinz Finance Co., (GTD by H.J. Heinz Co.), 4.200% - 4.530%, 2/29/2008 - 3/10/2008	61,251,330
		Metals--0.7%
103,400,000		Alcoa, Inc., 3.580% - 4.550%, 3/7/2008 - 3/26/2008	102,868,460
		Pharmaceuticals and Health Care--0.1%
20,500,000	[1,2]	AstraZeneca PLC, 3.050%, 8/5/2008	20,176,954
		Retail--0.9%
102,100,000		Home Depot, Inc., 4.550% - 5.600%, 2/15/2008 - 2/25/2008	101,799,988
31,000,000	[1,2]	Safeway Inc., 4.700%, 2/12/2008	30,955,481
		TOTAL	132,755,469
		TOTAL COMMERCIAL PAPER	3,137,817,667
		CORPORATE BONDS--1.5%
		Finance - Retail--1.0%
149,000,000	[1,2]	SLM Corp., 4.319%, 4/14/2008 - 5/12/2008	149,000,000
		Retail--0.5%
80,000,000		Wal-Mart Stores, Inc., 5.933%, 6/1/2008	80,152,632
		TOTAL CORPORATE BONDS	229,152,632
		CORPORATE NOTES--2.1%
		Brokerage--0.3%
53,000,000		Goldman Sachs Group, Inc., 4.560% - 4.641%, 2/29/2008 - 3/5/2008	53,000,000
		Finance - Securities--1.8%
100,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 5.340% - 5.350%, 6/2/2008 - 5/21/2008	99,998,393
182,500,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.350% - 5.415%, 2/4/2008 - 8/5/2008	182,500,000
		TOTAL	282,498,393
		TOTAL CORPORATE NOTES	335,498,393
		NOTES - VARIABLE--32.9% [4]
		Banking--21.5%
1,389,000		1901 4th Ave. Parking LLC, (Series 2004), (First Commercial Bank, Birmingham, AL LOC), 3.380%, 2/7/2008	1,389,000
1,630,000		AC, Inc., (Series 2002), (Regions Bank, Alabama LOC), 3.330%, 2/7/2008	1,630,000
70,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 3.290%, 2/7/2008	70,000
85,000,000		Australia & New Zealand Banking Group, Melbourne, 4.231%, 3/10/2008	85,000,000
200,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 5.111%, 3/5/2008	200,000,000
1,350,000		Avondale Commerce Park, Phase III LLP, Phase III, (Regions Bank, Alabama LOC), 3.330%, 2/7/2008	1,350,000
34,500,000		BNP Paribas SA, 3.228%, 2/28/2008	34,479,044
42,000,000	[1,2]	BNP Paribas SA, 4.895%, 2/19/2008	42,000,000
75,000,000	[1,2]	Bank of Ireland, 4.859%, 2/15/2008	75,000,000
155,000,000		Bank of Montreal, 3.354% - 4.952%, 2/21/2008 - 4/30/2008	155,007,629
68,000,000	[1,2]	Bank of Scotland, Edinburgh, 4.431%, 2/11/2008	68,000,000
365,000,000		Bank of Scotland, Edinburgh, 4.499% - 4.954%, 2/1/2008 - 5/6/2008	365,000,000
4,180,000		Baramax LLC, (Series 2002), (Commerce Bank N.A., Cherry Hill, NJ LOC), 3.470%, 2/6/2008	4,180,000
6,730,000		Bethesda Country Club, Inc., (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.480%, 2/5/2008	6,730,000
570,000		Bissett, William K. and Sheryl B., Multi-Option Adjustable Rate Notes, (Huntington National Bank, Columbus, OH LOC), 3.364%, 2/7/2008	570,000
1,340,000		Broadway Investments, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 3.364%, 2/7/2008	1,340,000
5,460,000		C-Mek Realty LLC, (Series 2007), (Bank of North Georgia LOC), 3.194%, 2/7/2008	5,460,000
2,206,000		CC Properties LLC, (Series 2002 A), Ronald & Phyllis Coleman, (Regions Bank, Alabama LOC), 3.330%, 2/7/2008	2,206,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$12,000,000		CV 40-Stone Oak Ltd., (Series 2005), (Compass Bank, Birmingham LOC), 3.310%, 2/7/2008	$12,000,000
8,260,000		Callaway Gardens Resort, Inc., (Columbus Bank and Trust Co., GA LOC), 3.364%, 2/7/2008	8,260,000
1,270,000		Campbell Enterprises, (Huntington National Bank, Columbus, OH LOC), 3.414%, 2/7/2008	1,270,000
6,375,000		Capital Markets Access Co. LC, (Series 2006K), Properties, LLC., (Compass Bank, Birmingham LOC), 3.380%, 2/7/2008	6,375,000
658,000		Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 3.350%, 2/7/2008	658,000
11,590,000		Centra State Medical Arts Building LLC, (Commerce Bank N.A., Cherry Hill, NJ LOC), 3.420%, 2/7/2008	11,590,000
4,665,000		Century Drive Associates, (Series 2001), (Commerce Bank N.A., Cherry Hill, NJ LOC), 3.420%, 2/6/2008	4,665,000
3,335,000		Charapp Family Ltd., (Series 2000), (Huntington National Bank, Columbus, OH LOC), 3.364%, 2/7/2008	3,335,000
3,940,000		Christian Life Assembly of the Assemblies of God, (Series 2003), (Fulton Bank LOC), 3.300%, 2/7/2008	3,940,000
3,920,000		Clark-Holder Clinic, PA, (Columbus Bank and Trust Co., GA LOC), 3.320%, 2/7/2008	3,920,000
4,590,000		Columbus, GA Development Authority, Woodmont Properties, LLC, (Series 2000), (Columbus Bank and Trust Co., GA LOC), 3.180%, 2/7/2008	4,590,000
3,135,000		Commerce Towers LLC, (Regions Bank, Alabama LOC), 3.320%, 2/7/2008	3,135,000
6,000,000		Commercial Contractors, Inc., (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.480%, 2/5/2008	6,000,000
685,000		Continental Downtown Properties, (Huntington National Bank, Columbus, OH LOC), 3.364%, 2/7/2008	685,000
6,390,000		Continental Downtown Properties, (Series 2000), (Huntington National Bank, Columbus, OH LOC), 3.364%, 2/7/2008	6,390,000
50,000,000		Credit Agricole S.A., 4.175%, 3/25/2008	50,000,000
75,000,000	[1,2]	Credit Agricole S.A., 4.854%, 3/25/2008	75,000,000
6,620,000		Cruiser Properties LLC, (Series 1999), (Huntington National Bank, Columbus, OH LOC), 3.414%, 2/7/2008	6,620,000
165,000,000	[1,2]	DePfa Bank PLC, 5.051%, 3/15/2008	165,000,000
4,670,000		Dellridge Care Center LP, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.480%, 2/5/2008	4,670,000
22,640,000		Dynetics, Inc., (Series 2004), (Compass Bank, Birmingham LOC), 3.360%, 2/7/2008	22,640,000
8,250,000		Effingham County, GA IDA, Flint River Services, Inc. (Series 2007), (Columbus Bank and Trust Co., GA LOC), 3.190%, 2/7/2008	8,250,000
2,290,000		Engle Printing & Publishing, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.476%, 2/1/2008	2,290,000
2,525,000		Engle Printing & Publishing, (Series 2003), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.476%, 2/1/2008	2,525,000
3,940,000		Escambia County Environmental Corp., (Series 2003), (RBC Centura Bank LOC), 3.310%, 2/7/2008	3,940,000
14,165,000		First Assembly of God, (Series 2004), (Regions Bank, Alabama LOC), 3.260%, 2/7/2008	14,165,000
2,885,000		First Baptist Church of Mt. Olive, (Series 2003), (Regions Bank, Alabama LOC), 3.310%, 2/7/2008	2,885,000
1,828,000		First Baptist Church of West Monroe, LA, (Series 2003), (Regions Bank, Alabama LOC), 3.310%, 2/7/2008	1,828,000
7,975,000		Fountainhead Enterprises LLC, (Huntington National Bank, Columbus, OH LOC), 3.364%, 2/7/2008	7,975,000
2,655,000		Gannett Fleming, Inc., (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.480%, 2/1/2008	2,655,000
1,417,000		Gateway Foods, Inc., (Regions Bank, Alabama LOC), 3.330%, 2/7/2008	1,417,000
5,505,000		Georgia Crown Distributing Co., (Columbus Bank and Trust Co., GA LOC), 3.290%, 2/7/2008	5,505,000
1,025,000		Gerald T. Thom, Trustee U.A.D., March 27, 1997, (Huntington National Bank, Columbus, OH LOC), 3.180%, 2/7/2008	1,025,000
20,000,000		Goldleaf Mortgage LLC, (Series 2007-A), (Marshall & Ilsley Bank, Milwaukee LOC), 3.290%, 2/7/2008	20,000,000
6,245,000		Green Clinic Management Co. LLC, (Regions Bank, Alabama LOC), 3.330%, 2/7/2008	6,245,000
1,785,000		Grossman Realty LLC, (Series 5), (Regions Bank, Alabama LOC), 3.330%, 2/7/2008	1,785,000
920,000		Guilford Capital LLC, (Series 2002 - D), (Regions Bank, Alabama LOC), 3.410%, 2/7/2008	920,000
2,905,000		Guilford Capital LLC, (Series 2002 - E), (Regions Bank, Alabama LOC), 3.410%, 2/7/2008	2,905,000
17,390,000		HD Greenville LLC, (Series 2004), (Regions Bank, Alabama LOC), 3.260%, 2/7/2008	17,390,000
1,995,000		HFS Holdings LLC, (Regions Bank, Alabama LOC), 3.300%, 2/7/2008	1,995,000
710,000		Hamilton Farm Bureau Cooperative, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 3.180%, 2/7/2008	710,000
11,950,000		Harris County, GA Development Authority, (Columbus Bank and Trust Co., GA LOC), 3.364%, 2/7/2008	11,950,000
4,045,000		Hazlet Manor Associates, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.480%, 2/5/2008	4,045,000
585,000		Ilsco Corp., (U.S. Bank, N.A. LOC), 3.210%, 2/7/2008	585,000
3,500,000		Indian Hills Country Club, (Series 2000), (Regions Bank, Alabama LOC), 3.310%, 2/7/2008	3,500,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$40,500,000		JPMorgan Chase & Co., 4.621%, 2/4/2008	$40,500,000
5,625,000		Jack W. Kidd, (Series 2003), (First Commercial Bank, Birmingham, AL LOC), 3.380%, 2/7/2008	5,625,000
3,145,000		K & K Management Co., (Series 2000), (Huntington National Bank, Columbus, OH LOC), 3.364%, 2/7/2008	3,145,000
6,506,290		Katie Realty LLC, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.430%, 2/1/2008	6,506,290
184,000,000	[1]	MONET Trust, (Series 2000-1 Class A-2A), (Dresdner Bank AG, Frankfurt SWP), 4.913%, 3/28/2008	184,000,000
135,000,000	[1]	MONET Trust, (Series 2000-1 Class A-2B), (Dresdner Bank AG, Frankfurt SWP), 4.913%, 3/28/2008	135,000,000
7,200,000		Maryland IDFA, Avalon Pharmaceutical, Inc., Series 2003, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.476%, 2/1/2008	7,200,000
1,370,000		Maryland IDFA, Gen-Vec, Inc. Facility (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.480%, 2/1/2008	1,370,000
19,320,000		Maryland State Economic Development Corp., Human Genome (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.480%, 2/5/2008	19,320,000
16,000,000		Maryland State Economic Development Corp., (Series 2001A), Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.480%, 2/5/2008	16,000,000
9,535,000		McCullough Oil Bond Issue LLC, (Series 2003), (Regions Bank, Alabama LOC), 3.290%, 2/7/2008	9,535,000
24,800,000		Mesivta Yeshiva Rabbi Chaim Berlin, (Series 2005), (Allied Irish Banks PLC LOC), 3.294%, 2/7/2008	24,800,000
9,930,000		Mike Bowden, (Columbus Bank and Trust Co., GA LOC), 3.260%, 2/7/2008	9,930,000
3,815,000		Miller, James & Deborah, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.480%, 2/5/2008	3,815,000
5,200,000		Mississippi Business Finance Corp., (First Tennessee Bank, N.A. LOC), 4.160%, 2/7/2008	5,200,000
9,200,000		Mountain Christian Church, (Series 2003), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.476%, 2/1/2008	9,200,000
3,000,000		Nassau County, NY IDA, Brush Hollow Project, (Series 2006-A), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.364%, 2/7/2008	3,000,000
150,000,000		National Australia Bank Ltd., Melbourne, 4.454%, 3/6/2008	150,000,000
85,000,000	[1,2]	National Australia Bank Ltd., Melbourne, 4.530%, 2/7/2008	85,000,000
115,000,000		National City Bank, 3.345% - 4.909%, 2/1/2008 - 2/13/2008	115,000,000
5,380,000		Neron Real Estate LLC, (Regions Bank, Alabama LOC), 3.320%, 2/7/2008	5,380,000
2,854,000		Oceana County Freezer Storage, Inc., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 3.180%, 2/7/2008	2,854,000
800,000		Oceana County Freezer Storage, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 3.180%, 2/7/2008	800,000
2,318,500		Orange Beach Marina, Inc., (Regions Bank, Alabama LOC), 3.340%, 2/7/2008	2,318,500
55,000,000		PNC Bank, N.A., 3.973%, 2/19/2008	54,993,888
1,300,000		Palmetto Net, Inc., (National Bank of South Carolina LOC), 3.194%, 2/7/2008	1,300,000
33,700,000		Pearl Mississippi Urban Renewal, Childre Road Project, (First Tennessee Bank, N.A. LOC), 3.460%, 2/7/2008	33,700,000
1,015,000		R.M.D.H. Properties LLC, (Huntington National Bank, Columbus, OH LOC), 3.364%, 2/7/2008	1,015,000
8,750,000		River Road Marietta LP, (Series 2006), (Fulton Bank LOC), 3.300%, 2/7/2008	8,750,000
2,820,000		Riverchase Office Road LLC, (First Commercial Bank, Birmingham, AL LOC), 3.410%, 2/7/2008	2,820,000
1,770,000		Roby Co. Ltd. Partnership, (Huntington National Bank, Columbus, OH LOC), 3.364%, 2/7/2008	1,770,000
55,000,000		Royal Bank of Canada, Montreal, 4.471%, 2/11/2008	55,000,000
145,000,000	[1,2]	Royal Bank of Canada, Montreal, 4.621%, 2/1/2008	145,000,000
40,000,000	[1,2]	Royal Bank of Scotland PLC, Edinburgh, 5.162%, 2/21/2008	40,000,000
16,055,000		Schuster Enterprises, Inc., (Columbus Bank and Trust Co., GA LOC), 3.364%, 2/7/2008	16,055,000
11,000,000		Sea Island Co., (Columbus Bank and Trust Co., GA LOC), 3.364%, 2/7/2008	11,000,000
7,155,000		Smith Land Improvement Corp., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.480%, 2/5/2008	7,155,000
30,000,000	[1,2]	Societe Generale, Paris, 4.631%, 2/4/2008	30,000,000
3,335,000		Southeastern Partners Realty I, II, III, (Series 2003), (Bank of North Georgia LOC), 3.364%, 2/7/2008	3,335,000
6,220,000		Spencer Cos., Inc., (Series 2001), (First Commercial Bank, Birmingham, AL LOC), 3.364%, 2/7/2008	6,220,000
3,135,000		Stone Creek LLC, (Columbus Bank and Trust Co., GA LOC), 3.320%, 2/7/2008	3,135,000
50,000,000	[1,2]	Svenska Handelsbanken, Stockholm, 4.289%, 2/13/2008	50,000,000
65,000,000		Svenska Handelsbanken, Stockholm, 4.468%, 4/7/2008	65,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$2,695,000		TNT Co., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 3.180%, 2/7/2008	$2,695,000
4,530,000		Tanya K. Nitterhouse, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.480%, 2/1/2008	4,530,000
9,255,000		Team Rahal, Inc., (Series 2002), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.430%, 2/1/2008	9,255,000
8,440,000		Test Associates, (Series 2002), (Fulton Bank LOC), 3.300%, 2/7/2008	8,440,000
20,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, (Series 2007-2 Tranche #1), (GTD by Wachovia Corp.), 5.210% - 5.291%, 3/17/2008 - 3/21/2008	20,000,000
1,730,000		Vulcan, Inc., (Series 2002), (Regions Bank, Alabama LOC), 3.310%, 2/7/2008	1,730,000
10,155,000		WCN Properties, Inc., (Series 2), (Fulton Bank LOC), 3.300%, 2/7/2008	10,155,000
11,695,000		WLB LLC, (Series 1997), (Columbus Bank and Trust Co., GA LOC), 3.330%, 2/7/2008	11,695,000
4,160,000		WMMT Properties LP, (Series 2003), (FirstMerit Bank, N.A. LOC), 3.230%, 2/7/2008	4,160,000
24,000,000		Wachovia Bank N.A., 4.753%, 4/4/2008	24,000,000
6,400,000		West Shore Country Club, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.470%, 2/1/2008	6,400,000
136,500,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 4.071%, 2/19/2008	136,500,000
100,000,000		Westpac Banking Corp. Ltd., Sydney, 5.201%, 3/11/2008	100,000,000
13,355,000		William Hill Manor, Inc., (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.480%, 2/5/2008	13,355,000
6,405,000		Wilsbach Distributors, Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.360%, 2/6/2008	6,405,000
7,845,000		Yonkers, NY IDA, JME Associates, LLC (Series 2006), (Commerce Bank N.A., Cherry Hill, NJ LOC), 3.370%, 2/7/2008	7,845,000
8,375,000		York County, PA IDA, (Series 2003-B), 3.230%, 2/7/2008	8,375,000
		TOTAL	3,333,932,351
		Brokerage--4.1%
25,000,000		Goldman Sachs Group, Inc., 3.215%, 2/1/2008	25,000,000
28,000,000	[1,2]	Goldman Sachs Group, Inc., 4.306%, 2/15/2008	28,000,232
208,500,000		Merrill Lynch & Co., Inc., 3.914% - 4.980%, 2/4/2008 - 2/25/2008	208,500,000
279,000,000		Morgan Stanley, 3.375% - 4.725%, 2/1/2008 - 2/27/2008	279,000,000
90,000,000	[1]	PYXIS Master Trust, Class 2007-6, (GTD by Merrill Lynch & Co., Inc.), 5.170%, 3/6/2008	90,000,000
		TOTAL	630,500,232
		Finance - Commercial--0.5%
73,570,000		General Electric Capital Corp., 3.170% - 4.461%, 2/1/2008 - 2/11/2008	73,491,768
		Finance - Retail--0.9%
43,000,000		AFS Insurance Premium Receivables Trust, (Series 1994-A), 4.792%, 2/15/2008	43,000,000
92,000,000	[1,2]	Paradigm Funding LLC, 3.894%, 2/21/2008	91,999,002
		TOTAL	134,999,002
		Finance - Securities--4.1%
150,000,000	[1,2]	Asscher Finance Corp., 4.849%, 2/15/2008 (Final Maturity 8/15/2008)	149,965,321
311,500,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 3.090% - 4.970%, 2/1/2008 - 4/21/2008 (Final Maturity 3/17/2008 - 8/20/2008)	311,466,644
168,700,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 3.065% - 4.935%, 2/1/2008 - 2/19/2008 (Final Maturity 2/19/2008 - 8/18/2008)	168,691,286
		TOTAL	630,123,251
		Government Agency--0.0%
4,155,000		Southwest Atlanta E.O.C., Inc., (Series 2006), (FHLB of Atlanta LOC), 3.270%, 2/7/2008	4,155,000
		Insurance--1.7%
45,000,000		Genworth Life Insurance Co., 4.986%, 2/9/2008	45,000,000
15,000,000		Hartford Life Insurance Co., 5.081%, 2/1/2008	15,000,000
65,000,000		MetLife Insurance Co. of Connecticut, 4.923% - 5.214%, 3/3/2008 - 3/28/2008	65,000,000
25,000,000		Metropolitan Life Insurance Co., 4.839%, 4/1/2008	25,000,000
70,000,000		New York Life Insurance Co., 5.184% - 5.204%, 3/3/2008	70,000,000
45,000,000	[1,2]	Pacific Life Global Funding, 4.523% - 4.640%, 2/4/2008 - 4/9/2008	45,000,105
		TOTAL	265,000,105
Principal Amount or Shares			Value
		NOTES - VARIABLE--continued [4]
		Oil & Oil Finance--0.1%
$22,000,000		BP Capital Markets PLC, (GTD by BP PLC), 5.066%, 3/11/2008	$22,000,000
		TOTAL NOTES - VARIABLE	5,094,201,709
		MUTUAL FUND--1.0%
150,000,000	[5]	AIM Short-Term Investments Co. Liquid Assets Portfolio, 4.100%	150,000,000
		TIME DEPOSITS--0.9%
		Banking--0.9%
40,000,000		Toronto Dominion Bank, 3.125%, 2/1/2008	40,000,000
95,000,000		WestLB AG, 3.125%, 2/1/2008	95,000,000
		TOTAL TIME DEPOSITS	135,000,000
		REPURCHASE AGREEMENT--4.6%
715,699,000		Interest in $3,474,000,000 joint repurchase agreement 3.00%, dated 1/31/2008 under which Bank of America N.A. will repurchase securities provided as collateral for $3,474,289,500 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2035 and the market value of those underlying securities was $3,543,775,854.	715,699,000
		TOTAL INVESTMENTS--99.7% (AT AMORTIZED COST) [6]	15,431,076,061
		OTHER ASSETS AND LIABILITIES - NET--0.3% [7]	41,878,445
		TOTAL NET ASSETS--100%	$15,472,954,506
1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2008, these restricted securities amounted to $4,798,230,945, which represented 31.0% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At January 31, 2008, these liquid restricted securities amounted to $4,376,433,612, which represented 28.3% of total net assets.

3 Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.

4 Floating rate notes with current rate and next reset date shown.

5 7-Day net yield.

6 Also represents cost for federal tax purposes.

7 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2008.

The following acronyms are used throughout this portfolio:

FGIC	--Financial Guaranty Insurance Company
FHLB	--Federal Home Loan Bank
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDFA	--Industrial Development Finance Authority
LOC	--Letter of Credit
SWP	--Swap Agreement

See Notes which are an integral part of the Financial Statements

Treasury Obligations Fund
Portfolio of Investments Summary Tables

At January 31, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Repurchase Agreements	100.1%
Other Assets and Liabilities--Net [2]	(0.1)%
TOTAL	100.0%

At January 31, 2008, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	98.2%
8-30 Days	0.0%
31-90 Days	0.0%
91-180 Days	1.9%
181 Days or more	0.0%
Other Assets and Liabilities--Net [2]	(0.1)%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Treasury Obligations Fund
Portfolio of Investments

January 31, 2008 (unaudited)

Principal Amount			Value
		REPURCHASE AGREEMENTS--100.1%
$1,435,000,000		Interest in $1,800,000,000 joint repurchase agreement 1.70%, dated 1/31/2008 under which ABN AMRO Bank NV, New York will repurchase securities provided as collateral for $1,800,085,000 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2037 and the market value of those underlying securities was $1,836,087,217.	$1,435,000,000
250,000,000		Repurchase agreement 1.70%, dated 1/31/2008 under which Abbey National Securities, Inc. will repurchase securities provided as collateral for $250,011,806 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2030 and the market value of those underlying securities was $255,012,214.	250,000,000
2,163,324,000		Interest in $2,850,000,000 joint repurchase agreement 1.70%, dated 1/31/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $2,850,134,583 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2022 and the market value of those underlying securities was $2,907,138,333.	2,163,324,000
1,455,000,000		Interest in $2,000,000,000 joint repurchase agreement 1.70%, dated 1/31/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $2,000,094,444 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2029 and the market value of those underlying securities was $2,040,096,796.	1,455,000,000
500,000,000		Repurchase agreement 1.71%, dated 1/31/2008 under which Bear Stearns and Co., Inc. will repurchase securities provided as collateral for $500,023,750 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2017 and the market value of those underlying securities was $510,000,350.	500,000,000
100,000,000		Repurchase agreement 1.70%, dated 1/31/2008 under which CIBC World Markets Corp. will repurchase securities provided as collateral for $100,004,722 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2026 and the market value of those underlying securities was $102,000,168.	100,000,000
1,300,000,000		Repurchase agreement 1.90%, dated 1/31/2008 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,300,068,611 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2028 and the market value of those underlying securities was $1,326,070,751.	1,300,000,000
500,000,000		Repurchase agreement 1.85%, dated 1/31/2008 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $500,025,694 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2027 and the market value of those underlying securities was $510,004,131.	500,000,000
38,000,000		Interest in $42,000,000 joint repurchase agreement 1.65%, dated 1/31/2008 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $42,001,925 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 1/15/2010 and the market value of those underlying securities was $42,842,458.	38,000,000
2,000,000,000		Repurchase agreement 1.75%, dated 1/31/2008 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $2,000,097,222 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2037 and the market value of those underlying securities was $2,040,100,020.	2,000,000,000
1,000,000,000		Repurchase agreement 1.90%, dated 1/31/2008 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,052,778 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 7/15/2014 and the market value of those underlying securities was $1,020,054,487.	1,000,000,000
1,500,000,000		Repurchase agreement 1.75%, dated 1/31/2008 under which Dresdner Kleinwort Wassertstein will repurchase securities provided as collateral for $1,500,072,917 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2026 and the market value of those underlying securities was $1,530,002,231.	1,500,000,000
1,500,000,000		Repurchase agreement 1.75%, dated 1/31/2008 under which Fortis Securities LLC will repurchase securities provided as collateral for $1,500,072,917 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2037 and the market value of those underlying securities was $1,530,075,175.	1,500,000,000
500,000,000		Repurchase agreement 1.75%, dated 1/31/2008 under which Greenwich Capital Markets, Inc. will repurchase securities provided as collateral for $500,024,306 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2016 and the market value of those underlying securities was $510,003,690.	500,000,000
200,000,000		Repurchase agreement 2.25%, dated 1/31/2008 under which Greenwich Capital Markets, Inc. will repurchase securities provided as collateral for $200,012,500 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 7/31/2012 and the market value of those underlying securities was $204,000,881.	200,000,000
1,300,000,000		Repurchase agreement 1.75%, dated 1/31/2008 under which HSBC Securities, Inc. will repurchase securities provided as collateral for $1,300,063,194 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2017 and the market value of those underlying securities was $1,326,000,312.	1,300,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$500,000,000		Repurchase agreement 1.70%, dated 1/31/2008 under which ING Financial Markets LLC will repurchase securities provided as collateral for $500,023,611 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2009 and the market value of those underlying securities was $510,003,379.	$500,000,000
1,500,000,000		Repurchase agreement 1.75%, dated 1/31/2008 under which ING Financial Markets LLC will repurchase securities provided as collateral for $1,500,072,917 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2036 and the market value of those underlying securities was $1,530,001,795.	1,500,000,000
1,255,000,000		Interest in $1,800,000,000 joint repurchase agreement 1.60%, dated 1/31/2008 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $1,800,080,000 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2037 and the market value of those underlying securities was $1,836,001,717.	1,255,000,000
1,000,000,000		Repurchase agreement 1.65%, dated 1/31/2008 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $1,000,045,833 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2023 and the market value of those underlying securities was $1,020,005,212.	1,000,000,000
2,255,000,000		Interest in $2,800,000,000 joint repurchase agreement 1.60%, dated 1/31/2008 under which Lehman Brothers, Inc. will repurchase securities provided as collateral for $2,800,124,444 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2026 and the market value of those underlying securities was $2,856,001,779.	2,255,000,000
450,000,000		Repurchase agreement 1.70%, dated 1/31/2008 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $450,021,250 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2037 and the market value of those underlying securities was $459,022,010.	450,000,000
400,000,000		Repurchase agreement 1.71%, dated 1/31/2008 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $400,019,000 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2017 and the market value of those underlying securities was $408,019,381.	400,000,000
96,000,000		Interest in $100,000,000 joint repurchase agreement 1.49%, dated 1/31/2008 under which UBS Securities LLC will repurchase securities provided as collateral for $100,004,139 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/30/2011 and the market value of those underlying securities was $102,004,662.	96,000,000
1,000,000,000		Repurchase agreement 1.59%, dated 1/31/2008 under which UBS Securities LLC will repurchase securities provided as collateral for $1,000,044,167 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2032 and the market value of those underlying securities was $1,020,004,374.	1,000,000,000
800,000,000		Repurchase agreement 1.60%, dated 1/31/2008 under which UBS Securities LLC will repurchase securities provided as collateral for $800,035,556 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2023 and the market value of those underlying securities was $816,004,872.	800,000,000
179,000,000	[1]	Interest in $200,000,000 joint repurchase agreement 5.20%, dated 5/22/2007 under which UBS Securities LLC will repurchase securities provided as collateral for $210,515,556 on 5/21/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2016 and the market value of those underlying securities was $211,457,442.	179,000,000
177,000,000	[1]	Interest in $197,000,000 joint repurchase agreement 5.25%, dated 5/31/2007 under which UBS Securities LLC will repurchase securities provided as collateral for $207,457,417 on 5/30/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2017 and the market value of those underlying securities was $208,091,489.	177,000,000
140,000,000	[1]	Interest in $155,000,000 joint repurchase agreement 5.32%, dated 6/14/2007 under which UBS Securities LLC will repurchase securities provided as collateral for $163,337,622 on 6/13/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2017 and the market value of those underlying securities was $163,243,897.	140,000,000
		TOTAL INVESTMENTS--100.1% (AT AMORTIZED COST) [2]	25,493,324,000
		OTHER ASSETS AND LIABILITIES - NET--(0.1)% [3]	(28,787,598)
		TOTAL NET ASSETS--100%	$25,464,536,402

1 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

2 Also represents cost for federal tax purposes.

3 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2008.

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

January 31, 2008 (unaudited)

	Government Obligations Fund	Municipal Obligations Fund	Prime Cash Obligations Fund
Assets:
Investments in repurchase agreements	$20,198,871,000	$--	$40,292,000
Investments in securities	9,544,371,637	6,205,064,607	9,646,526,761
Total investments in securities, at amortized cost and value	29,743,242,637	6,205,064,607	9,686,818,761
Cash	--	62,713,533	--
Income receivable	59,292,242	37,476,383	43,549,451
Receivable for investments sold	--	129,753,336	--
Receivable for shares sold	14,080,903	330,539	5,158,650
TOTAL ASSETS	29,816,615,782	6,435,338,398	9,735,526,862
Liabilities:
Payable for investments purchased	512,599,391	231,359,180	40,000,000
Payable for shares redeemed	2,630,502	224,749	1,555,572
Bank overdraft	1,438,982	--	784,776
Payable for Directors'/Trustees' fees	--	1,338	--
Payable for distribution services fee (Note 4)	62,894	--	--
Payable for shareholder services fee (Note 4)	1,266,365	259,798	401,595
Income distribution payable	40,242,562	1,438,778	14,449,188
Accrued expenses	255,416	129,518	190,216
TOTAL LIABILITIES	558,496,112	233,413,361	57,381,347
TOTAL NET ASSETS	$29,258,119,670	$6,201,925,037	$9,678,145,515
Net Assets Consist of:
Paid-in capital	$29,258,358,397	$6,201,521,460	$9,678,273,605
Accumulated net realized gain on investments	--	422,506	--
Distributions in excess of net investment income	(238,727)	(18,929)	(128,090)
TOTAL NET ASSETS	$29,258,119,670	$6,201,925,037	$9,678,145,515
Net Assets:
Institutional Shares	$18,606,683,575	$3,939,047,825	$6,824,578,114
Institutional Service Shares	8,075,485,954	762,627,072	1,828,539,472
Institutional Capital Shares	2,285,240,464	1,500,250,140	1,025,027,929
Trust Shares	290,709,677	--	--
TOTAL NET ASSETS	$29,258,119,670	$6,201,925,037	$9,678,145,515
Shares Outstanding, No Par Value, Unlimited Shares Authorized:
Institutional Shares	18,607,093,271	3,938,113,989	6,824,326,751
Institutional Service Shares	8,075,433,644	762,852,408	1,829,036,697
Institutional Capital Shares	2,285,385,746	1,500,555,062	1,024,929,914
Trust Shares	290,445,744	--	--
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares	$1.00	$1.00	$1.00
Institutional Service Shares	$1.00	$1.00	$1.00
Institutional Capital Shares	$1.00	$1.00	$1.00
Trust Shares	$1.00	--	--

See Notes which are an integral part of the Financial Statements

Statements of Assets And Liabilities

January 31, 2008 (unaudited)

	Prime Management Obligations Fund	Prime Value Obligations Fund	Treasury Obligations Fund
Assets:
Investments in repurchase agreements	$84,380,000	$715,699,000	$25,493,324,000
Investments in securities	3,479,291,668	14,715,377,061	--
Total investments in securities, at amortized cost and value	3,563,671,668	15,431,076,061	25,493,324,000
Cash	41,187	--	--
Income receivable	19,241,151	67,892,547	18,863,601
Receivable for shares sold	3,098	54,282,193	227,224
TOTAL ASSETS	3,582,957,104	15,553,250,801	25,512,414,825
Liabilities:
Payable for investments purchased	25,715,716	50,000,000	--
Payable for shares redeemed	3,386	7,141,364	137,369
Bank overdraft	--	1,128,633	188,483
Payable for Directors'/Trustees' fees	1,535	--	--
Payable for distribution services fee (Note 4)	--	--	273,298
Payable for shareholder services fee (Note 4)	328,869	797,734	1,210,462
Income distribution payable	1,281,009	21,106,913	45,291,771
Accrued expenses	133,141	121,651	777,040
TOTAL LIABILITIES	27,463,656	80,296,295	47,878,423
TOTAL NET ASSETS	$3,555,493,448	$15,472,954,506	$25,464,536,402
Net Assets Consist of:
Paid-in capital	$3,555,520,524	$15,473,332,875	$25,464,675,725
Distributions in excess of net investment income	(27,076)	(378,369)	(139,323)
TOTAL NET ASSETS	$3,555,493,448	$15,472,954,506	$25,464,536,402
Net Assets:
Institutional Shares	$1,300,502,885	$8,621,984,037	$16,013,665,364
Institutional Service Shares	1,383,084,352	2,706,645,238	6,841,565,031
Institutional Capital Shares	871,906,211	4,144,325,231	1,361,795,398
Trust Shares	--	--	1,247,510,609
TOTAL NET ASSETS	$3,555,493,448	$15,472,954,506	$25,464,536,402
Shares Outstanding, No Par Value, Unlimited Shares Authorized:
Institutional Shares	1,300,236,192	8,621,659,988	16,014,300,552
Institutional Service Shares	1,383,222,334	2,706,910,591	6,841,390,997
Institutional Capital Shares	872,061,998	4,144,762,296	1,361,406,805
Trust Shares	--	--	1,247,577,371
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares	$1.00	$1.00	$1.00
Institutional Service Shares	$1.00	$1.00	$1.00
Institutional Capital Shares	$1.00	$1.00	$1.00
Trust Shares	--	--	$1.00

See Notes which are an integral part of the Financial Statements

Statements of Operations

Six Months Ended January 31, 2008 (unaudited)

	Government Obligations Fund	Municipal Obligations Fund	Prime Cash Obligations Fund
Investment Income:
Interest	$504,439,669	$114,510,060	$266,506,391
Expenses:
Investment adviser fee (Note 4)	20,954,880	6,399,761	10,327,366
Administrative personnel and services fee (Note 4)	8,243,021	2,518,285	4,063,458
Custodian fees	369,678	130,659	199,242
Transfer and dividend disbursing agent fees and expenses	207,986	224,562	142,053
Directors'/Trustees' fees	63,867	28,230	35,665
Auditing fees	9,904	9,568	9,535
Legal fees	6,743	10,652	5,871
Portfolio accounting fees	99,760	93,656	93,730
Distribution services fee--Trust Shares (Note 4)	353,247	--	--
Shareholder services fee--Institutional Service Shares (Note 4)	5,497,175	853,228	1,805,224
Shareholder services fee--Institutional Capital Shares (Note 4)	579,479	653,689	421,075
Account administration fee--Institutional Service Shares	1,252,873	73,632	442,538
Account administration fee--Institutional Capital Shares	69,718	581	127,090
Account administration fee--Trust Shares	348,884	--	--
Share registration costs	87,862	90,406	75,248
Printing and postage	85,151	29,639	37,230
Insurance premiums	30,703	18,319	20,246
Miscellaneous	31,450	11,587	26,150
TOTAL EXPENSES	38,292,381	11,146,454	17,831,721
Waivers and Reimbursement (Note 4):
Waiver of investment adviser fee	(8,463,793)	(3,568,997)	(5,361,184)
Waiver of administrative personnel and services fee	(259,212)	(79,976)	(128,731)
Reimbursement of shareholder services fee--Institutional Capital Shares	--	(1,900)	--
TOTAL WAIVERS AND REIMBURSEMENT	(8,723,005)	(3,650,873)	(5,489,915)
Net expenses	29,569,376	7,495,581	12,341,806
Net investment income	474,870,293	107,014,479	254,164,585
Net realized gain on investments	--	579,987	--
Change in net assets resulting from operations	$474,870,293	$107,594,466	$254,164,585

See Notes which are an integral part of the Financial Statements

Statements of Operations

Six Months Ended January 31, 2008 (unaudited)

	Prime Management Obligations Fund	Prime Value Obligations Fund	Treasury Obligations Fund
Investment Income:
Dividends	$--	$2,671,662	$--
Interest	97,830,572	384,799,653	473,529,369
TOTAL INCOME	97,830,572	387,471,315	473,529,369
Expenses:
Investment adviser fee (Note 4)	3,811,893	14,958,085	22,102,191
Administrative personnel and services fee (Note 4)	1,500,079	5,886,127	8,695,401
Custodian fees	94,102	323,290	383,872
Transfer and dividend disbursing agent fees and expenses	390,845	225,516	79,844
Directors'/Trustees' fees	18,743	45,920	79,555
Auditing fees	9,199	9,871	9,871
Legal fees	5,401	6,424	7,097
Portfolio accounting fees	93,731	93,853	99,763
Distribution services fee--Trust Shares (Note 4)	--	--	1,674,856
Shareholder services fee--Institutional Service Shares (Note 4)	1,497,006	2,770,639	6,419,436
Shareholder services fee--Institutional Capital Shares (Note 4)	476,343	1,418,685	524,006
Account administration fee--Institutional Service Shares	62,916	149,614	1,467,873
Account administration fee--Institutional Capital Shares	570	20,953	43,684
Account administration fee--Trust Shares	--	--	1,674,856
Share registration costs	90,963	78,033	122,583
Printing and postage	11,005	42,444	30,692
Insurance premiums	13,162	28,042	38,635
Miscellaneous	10,406	20,648	30,423
TOTAL EXPENSES	8,086,364	26,078,144	43,484,638
Waivers and Reimbursement (Note 4):
Waiver of investment adviser fee	(2,761,672)	(8,451,898)	(8,762,123)
Waiver of administrative personnel and services fee	(47,748)	(187,097)	(274,467)
Reimbursement of shareholder services fee	--	(2,000)	--
TOTAL WAIVERS AND REIMBURSEMENT	(2,809,420)	(8,640,995)	(9,036,590)
Net expenses	5,276,944	17,437,149	34,448,048
Net investment income	$92,553,628	$370,034,166	$439,081,321

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Government Obligations Fund		Municipal Obligations Fund
	Six Months Ended (unaudited) 1/31/2008	Year Ended 7/31/2007	Six Months Ended (unaudited) 1/31/2008	Year Ended 7/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$474,870,293	$610,237,198	$107,014,479	$209,505,741
Net realized gain on investments	--	--	579,987	301,024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	474,870,293	610,237,198	107,594,466	209,806,765
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(322,262,002)	(388,506,266)	(73,656,727)	(147,483,093)
Institutional Service Shares	(118,533,891)	(187,401,781)	(11,766,188)	(25,286,569)
Institutional Capital Shares	(28,433,329)	(24,246,736)	(21,609,999)	(36,731,978)
Trust Shares	(5,888,428)	(10,180,185)	--	--
Distributions from net realized gain on investments
Institutional Shares	--	--	(223,614)	--
Institutional Service Shares	--	--	(35,837)	--
Institutional Capital Shares	--	--	(69,385)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(475,117,650)	(610,334,968)	(107,361,750)	(209,501,640)
Share Transactions:
Proceeds from sale of shares	92,592,207,709	100,219,379,000	24,770,690,756	52,852,336,621
Net asset value of shares issued to shareholders in payment of distributions declared	253,000,154	316,591,643	90,464,839	178,676,397
Cost of shares redeemed	(77,674,058,383)	(97,043,441,744)	(24,595,888,552)	(52,088,434,561)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	15,171,149,480	3,492,528,899	265,267,043	942,578,457
Change in net assets	15,170,902,123	3,492,431,129	265,499,759	942,883,582
Net Assets:
Beginning of period	14,087,217,547	10,594,786,418	5,936,425,278	4,993,541,696
End of period	$29,258,119,670	$14,087,217,547	$6,201,925,037	$5,936,425,278
Undistributed (distributions in excess of) net investment income	$(238,727)	$8,630	$(18,929)	$(494)

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Prime Cash Obligations Fund		Prime Management Obligations Fund
	Six Months Ended (unaudited) 1/31/2008	Year Ended 7/31/2007	Six Months Ended (unaudited) 1/31/2008	Year Ended 7/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$254,164,585	$441,880,176	$92,553,628	$206,226,767
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(184,773,363)	(314,317,407)	(39,884,927)	(93,924,771)
Institutional Service Shares	(42,680,766)	(83,203,767)	(29,464,664)	(65,080,398)
Institutional Capital Shares	(26,791,638)	(44,379,641)	(23,225,563)	(47,248,040)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(254,245,767)	(441,900,815)	(92,575,154)	(206,253,209)
Share Transactions:
Proceeds from sale of shares	38,591,501,777	69,936,215,108	7,331,318,024	17,524,365,987
Net asset value of shares issued to shareholders in payment of distributions declared	149,798,968	241,441,642	81,457,821	185,678,744
Cost of shares redeemed	(37,388,294,196)	(69,136,659,039)	(8,290,902,722)	(17,023,725,865)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,353,006,549	1,040,997,711	(878,126,877)	686,318,866
Change in net assets	1,352,925,367	1,040,977,072	(878,148,403)	686,292,424
Net Assets:
Beginning of period	8,325,220,148	7,284,243,076	4,433,641,851	3,747,349,427
End of period	$9,678,145,515	$8,325,220,148	$3,555,493,448	$4,433,641,851
Distributions in excess of net investment income	$(128,090)	$(46,908)	$(27,076)	$(5,550)

See Notes which are an integral part of the Financial Statements

Statements of Changes In Net Assets

	Prime Value Obligations Fund		Treasury Obligations Fund
	Six Months Ended (unaudited) 1/31/2008	Year Ended 7/31/2007	Six Months Ended (unaudited) 1/31/2008	Year Ended 7/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$370,034,166	$633,229,756	$439,081,321	$701,947,284
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(243,487,125)	(436,307,843)	(269,468,501)	(337,153,887)
Institutional Service Shares	(55,584,087)	(99,269,185)	(122,737,265)	(270,525,221)
Institutional Capital Shares	(71,348,281)	(97,571,485)	(22,597,888)	(51,279,269)
Trust Shares	--	--	(24,345,374)	(43,001,403)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(370,419,493)	(633,148,513)	(439,149,028)	(701,959,780)
Share Transactions:
Proceeds from sale of shares	52,121,481,773	102,184,225,974	71,424,758,363	67,240,816,072
Net asset value of shares issued to shareholders in payment of distributions declared	256,238,034	472,228,988	121,313,925	203,283,357
Cost of shares redeemed	(51,744,570,764)	(97,708,038,618)	(61,224,696,930)	(66,261,597,442)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	633,149,043	4,948,416,344	10,321,375,358	1,182,501,987
Change in net assets	632,763,716	4,948,497,587	10,321,307,651	1,182,489,491
Net Assets:
Beginning of period	14,840,190,790	9,891,693,203	15,143,228,751	13,960,739,260
End of period	$15,472,954,506	$14,840,190,790	$25,464,536,402	$15,143,228,751
Undistributed (distributions in excess of) net investment income	$(378,369)	$6,958	$(139,323)	$(71,616)

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2008 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 40 portfolios. The financial statements of the following portfolios (individually referred to as the "Fund" or collectively as the "Funds") are presented herein:

Portfolio Name	Diversification	Classes of Shares	Investment Objective
Government Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares Trust Shares	To provide current income consistent with stability of principal.
Municipal Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income exempt from all federal regular income tax consistent with stability of principal.
Prime Cash Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal and liquidity.
Prime Management Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal.
Prime Value Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal and liquidity.
Treasury Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares Trust Shares	To provide current income consistent with stability of principal.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. All shares of the Funds have equal rights with respect to voting, except on class specific matters. The financial highlights of the Institutional Shares, Institutional Service Shares and the Trust Shares are presented separately. Interest income from the investments of Municipal Obligations Fund may be subject to the federal AMT for individuals and corporations and state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act. Shares of other mutual funds are valued based upon their reported net asset value.

Repurchase Agreements

It is the policy of the Funds to require the other party to a repurchase agreement to transfer to the Funds' custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a "securities entitlement" and exercise "control" as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Funds treat the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Funds in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Funds may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Funds' Adviser and its affiliates. The Funds will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities. Municipal Obligations Fund has not invested in repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Dividend income and distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution and shareholder services fees and account administration fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is each Fund's policy to comply with subchapter M provision of the Internal Revenue Code (the "Code") and to distribute each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Funds adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on January 31, 2008. As of and during the six months ended January 31, 2008, the Funds did not have a liability for any unrecognized tax expenses. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2008, tax years 2004 through 2007 remain subject to examination by the Funds' major tax jurisdictions, which include the United States of America and the state of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Funds' Board of Trustees (the "Trustees"). The Funds will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held by Prime Cash Obligations Fund at January 31, 2008, is as follows:

Security	Acquisition Date	Acquisition Cost
CAL Securitization Trust 2006-1, Class A2, 4.506%, 12/15/2008	12/6/2007	$51,314,624
CAL Securitization Trust 2007-1, Class A1, 5.425%, 7/15/2008	6/19/2007	$ 7,678,400
PYXIS Master Trust, Class 2007-6, (GTD by Merrill Lynch & Co., Inc.), 5.170%, 3/6/2008	3/6/2007	$25,000,000

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held by Prime Management Obligations Fund at January 31, 2008, is as follows:

Security	Acquisition Date	Acquisition Cost
CAL Securitization Trust 2007-1, Class A1, 5.425%, 7/15/2008	6/19/2007	$3,839,200

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held by Prime Value Obligations Fund at January 31, 2008, is as follows:

Security	Acquisition Date	Acquisition Cost
CAL Securitization Trust 2007-1, Class A1, 5.425%, 7/15/2008	6/19/2007	$ 12,797,333
MONET Trust, (Series 2000-1 Class A-2A), (Dresdner Bank AG, Frankfurt SWP), 4.913%, 3/28/2008	3/28/2006	$184,000,000
MONET Trust, (Series 2000-1 Class A-2B), (Dresdner Bank AG, Frankfurt SWP), 4.913%, 3/28/2008	3/28/2006	$135,000,000
PYXIS Master Trust, Class 2007-6, (GTD by Merrill Lynch & Co., Inc.), 5.170%, 3/6/2008	3/6/2007	$ 90,000,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Government Obligations Fund
	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	73,625,825,709	$73,625,825,709	75,889,159,353	$75,889,159,353
Shares issued to shareholders in payment of distributions declared	167,788,902	167,788,902	197,604,600	197,604,600
Shares redeemed	(64,129,720,375)	(64,129,720,375)	(73,763,192,844)	(73,763,192,844)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	9,663,894,236	$9,663,894,236	2,323,571,109	$2,323,571,109

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	14,754,100,697	$14,754,100,697	19,110,014,692	$19,110,014,692
Shares issued to shareholders in payment of distributions declared	55,158,299	55,158,299	90,883,175	90,883,175
Shares redeemed	(11,001,204,413)	(11,001,204,413)	(18,426,895,947)	(18,426,895,947)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	3,808,054,583	$3,808,054,583	774,001,920	$774,001,920

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	3,420,645,099	$3,420,645,099	843,228,727	$843,228,727
Shares issued to shareholders in payment of distributions declared	27,792,103	27,792,103	23,858,170	23,858,170
Shares redeemed	(1,800,536,767)	(1,800,536,767)	(607,030,491)	(607,030,491)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	1,647,900,435	$1,647,900,435	260,056,406	$260,056,406

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	791,636,204	$791,636,204	4,376,976,228	$4,376,976,228
Shares issued to shareholders in payment of distributions declared	2,260,850	2,260,850	4,245,698	4,245,698
Shares redeemed	(742,596,828)	(742,596,828)	(4,246,322,462)	(4,246,322,462)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	51,300,226	$51,300,226	134,899,464	$134,899,464
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	15,171,149,480	$15,171,149,480	3,492,528,899	$3,492,528,899

	Municipal Obligations Fund
	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	21,008,681,758	$21,008,681,758	45,967,222,116	$45,967,222,116
Shares issued to shareholders in payment of distributions declared	60,355,117	60,355,117	124,305,286	124,305,286
Shares redeemed	(21,197,692,267)	(21,197,692,267)	(45,515,788,493)	(45,515,788,493)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(128,655,392)	$(128,655,392)	575,738,909	$575,738,909

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,343,538,355	$1,343,538,355	2,589,776,100	$2,589,776,100
Shares issued to shareholders in payment of distributions declared	9,721,884	9,721,884	21,448,639	21,448,639
Shares redeemed	(1,447,291,129)	(1,447,291,129)	(2,374,942,589)	(2,374,942,589)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(94,030,890)	$(94,030,890)	236,282,150	$236,282,150

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	2,418,470,643	$2,418,470,643	4,295,338,405	$4,295,338,405
Shares issued to shareholders in payment of distributions declared	20,387,838	20,387,838	32,922,472	32,922,472
Shares redeemed	(1,950,905,156)	(1,950,905,156)	(4,197,703,479)	(4,197,703,479)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	487,953,325	$487,953,325	130,557,398	$130,557,398
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	265,267,043	$265,267,043	942,578,457	$942,578,457

	Prime Cash Obligations Fund
	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	32,603,608,592	$32,603,608,592	57,066,646,830	$57,066,646,830
Shares issued to shareholders in payment of distributions declared	106,770,039	106,770,039	165,869,747	165,869,747
Shares redeemed	(31,314,878,475)	(31,314,878,475)	(56,167,371,716)	(56,167,371,716)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,395,500,156	$1,395,500,156	1,065,144,861	$1,065,144,861

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	3,385,892,323	$3,385,892,323	7,400,126,195	$7,400,126,195
Shares issued to shareholders in payment of distributions declared	27,080,572	27,080,572	42,335,309	42,335,309
Shares redeemed	(3,497,973,043)	(3,497,973,043)	(7,461,290,329)	(7,461,290,329)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(85,000,148)	$(85,000,148)	(18,828,825)	$(18,828,825)

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	2,602,000,862	$2,602,000,862	5,469,442,083	$5,469,442,083
Shares issued to shareholders in payment of distributions declared	15,948,357	15,948,357	33,236,586	33,236,586
Shares redeemed	(2,575,442,678)	(2,575,442,678)	(5,507,996,994)	(5,507,996,994)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	42,506,541	$42,506,541	(5,318,325)	$(5,318,325)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,353,006,549	$1,353,006,549	1,040,997,711	$1,040,997,711

	Prime Management Obligations Fund
	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	6,099,124,949	$6,099,124,949	13,847,883,231	$13,847,883,231
Shares issued to shareholders in payment of distributions declared	31,051,480	31,051,480	75,270,744	75,270,744
Shares redeemed	(6,511,361,541)	(6,511,361,541)	(14,227,824,396)	(14,227,824,396)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(381,185,112)	$(381,185,112)	(304,670,421)	$(304,670,421)

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	802,122,492	$802,122,492	1,682,595,548	$1,682,595,548
Shares issued to shareholders in payment of distributions declared	27,266,627	27,266,627	63,279,719	63,279,719
Shares redeemed	(1,018,099,623)	(1,018,099,623)	(1,201,099,167)	(1,201,099,167)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(188,710,504)	$(188,710,504)	544,776,100	$544,776,100

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	430,070,583	$430,070,583	1,993,887,208	$1,993,887,208
Shares issued to shareholders in payment of distributions declared	23,139,714	23,139,714	47,128,281	47,128,281
Shares redeemed	(761,441,558)	(761,441,558)	(1,594,802,302)	(1,594,802,302)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	(308,231,261)	$(308,231,261)	446,213,187	$446,213,187
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(878,126,877)	$(878,126,877)	686,318,866	$686,318,866

	Prime Value Obligations Fund
	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	42,204,348,862	$42,204,348,862	84,739,554,103	$84,739,554,103
Shares issued to shareholders in payment of distributions declared	192,611,920	192,611,920	358,525,653	358,525,653
Shares redeemed	(43,798,145,574)	(43,798,145,574)	(81,783,683,787)	(81,783,683,787)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,401,184,792)	$(1,401,184,792)	3,314,395,969	$3,314,395,969

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	4,187,338,994	$4,187,338,994	7,183,101,065	$7,183,101,065
Shares issued to shareholders in payment of distributions declared	45,694,803	45,694,803	80,756,058	80,756,058
Shares redeemed	(3,809,152,137)	(3,809,152,137)	(6,736,648,129)	(6,736,648,129)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	423,881,660	$423,881,660	527,208,994	$527,208,994

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	5,729,793,917	$5,729,793,917	10,261,570,806	$10,261,570,806
Shares issued to shareholders in payment of distributions declared	17,931,311	17,931,311	32,947,277	32,947,277
Shares redeemed	(4,137,273,053)	(4,137,273,053)	(9,187,706,702)	(9,187,706,702)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	1,610,452,175	$1,610,452,175	1,106,811,381	$1,106,811,381
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	633,149,043	$633,149,043	4,948,416,344	$4,948,416,344

	Treasury Obligations Fund
	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	57,339,626,135	$57,339,626,135	37,889,992,415	$37,889,992,415
Shares issued to shareholders in payment of distributions declared	96,411,407	96,411,407	143,330,476	143,330,476
Shares redeemed	(48,144,822,891)	(48,144,822,891)	(37,729,469,179)	(37,729,469,179)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	9,291,214,651	$9,291,214,651	303,853,712	$303,853,712

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	9,986,619,909	$9,986,619,909	21,388,216,417	$21,388,216,417
Shares issued to shareholders in payment of distributions declared	21,256,409	21,256,409	48,349,298	48,349,298
Shares redeemed	(9,290,282,367)	(9,290,282,367)	(21,025,359,506)	(21,025,359,506)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	717,593,951	$717,593,951	411,206,209	$411,206,209

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	2,563,989,834	$2,563,989,834	6,042,473,500	$6,042,473,500
Shares issued to shareholders in payment of distributions declared	2,517,363	2,517,363	9,205,389	9,205,389
Shares redeemed	(2,343,049,226)	(2,343,049,226)	(5,951,055,848)	(5,951,055,848)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	223,457,971	$223,457,971	100,623,041	$100,623,041

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	1,534,522,485	$1,534,522,485	1,920,133,740	$1,920,133,740
Shares issued to shareholders in payment of distributions declared	1,128,746	1,128,746	2,398,194	2,398,194
Shares redeemed	(1,446,542,446)	(1,446,542,446)	(1,555,712,909)	(1,555,712,909)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	89,108,785	$89,108,785	366,819,025	$366,819,025
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	10,321,375,358	$10,321,375,358	1,182,501,987	$1,182,501,987

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Funds' investment adviser (the "Adviser"). The advisory agreement between the Funds and Adviser provides for an annual fee equal to 0.20% of each Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

For the six months ended January 31, 2008, the Adviser voluntarily waived the following fees:

Fund	Adviser Fee Waiver
Government Obligations Fund	$8,463,793
Municipal Obligations Fund	$3,568,997
Prime Cash Obligations Fund	$5,361,184
Prime Management Obligations Fund	$2,761,672
Prime Value Obligations Fund	$8,451,898
Treasury Obligations Fund	$8,762,123

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2008, the net fee paid to FAS was 0.076% of average daily net assets of each Fund.

For the six months ended January 31, 2008, FAS waived the following fees:

Fund	Administrative Fee Waiver
Government Obligations Fund	$ 259,212
Municipal Obligations Fund	$ 79,976
Prime Cash Obligations Fund	$128,731
Prime Management Obligations Fund	$ 47,748
Prime Value Obligations Fund	$ 187,097
Treasury Obligations Fund	$ 274,467

Distribution Services Fee

Government Obligations Fund and Treasury Obligations Fund have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of their Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that Government Obligations Fund and Treasury Obligations Fund may incur distribution expenses at 0.25% of average daily net assets of the Funds' Trust Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.

For the six months ended January 31, 2008, FSC did not retain any fees paid by the Funds.

Shareholder Services Fee

The Funds may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Funds' Institutional Shares, Institutional Service Shares and Institutional Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Funds for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time.

For the six months ended January 31, 2008, FSSC voluntarily reimbursed the following fees:

Fund	Shareholder Services Fees Reimbursed
Municipal Obligations Fund	$1,900
Prime Value Obligations Fund	$2,000

For the six months ended January 31, 2008, FSSC received $256 of fees paid by Treasury Obligations Fund. For the six months ended January 31, 2008, the Institutional Shares for the Funds did not incur a shareholder services fee.

General

Certain of the Officers and Trustees of the Funds are Officers and Directors or Trustees of the above companies.

Interfund Transactions

During the six months ended January 31, 2008, the Municipal Obligations Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act. Interfund transactions were as follows:

Fund	Purchases	Sales
Municipal Obligations Fund	$2,584,095,000 $2,584,095,000	$6,669,686,500

5. CONCENTRATION OF RISK

A substantial part of the portfolios of Prime Cash Obligations Fund, Prime Management Obligations Fund and Prime Value Obligations Fund may be comprised of obligations of banks. As a result, these Funds may be more susceptible to any economic, business, political or other developments which generally affect these entities.

6. LINE OF CREDIT

The Funds participate in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2008, there were no outstanding loans. During the six months ended January 31, 2008, the Funds did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Funds, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from or lend money to other participating affiliated funds. As of January 31, 2008, there were no outstanding loans. During the six months ended January 31, 2008, the program was not utilized.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Funds' net assets or results of operations.

Evaluation and Approval of Advisory Contracts

GOVERNMENT OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

MUNICIPAL OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

PRIME CASH OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

PRIME MANAGEMENT OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2006. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

PRIME VALUE OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

TREASURY OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Trust's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N633
Cusip 60934N591
Cusip 60934N567
Cusip 60934N823
Cusip 608919809
Cusip 608919841

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2008

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIOS OF INVESTMENTS
STATEMENTS OF ASSETS AND LIABILITIES
STATEMENTS OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized Gain (Loss) on Investments		Total From Investment Operations
Government Obligations Fund
July 31, 2003	$1.00	0.013	--		0.013
July 31, 2004	$1.00	0.009	--		0.009
July 31, 2005	$1.00	0.022	--		0.022
July 31, 2006	$1.00	0.042	--		0.042
July 31, 2007 [3]	$1.00	0.051	--		0.051
January 31, 2008 [4]	$1.00	0.023	--		0.023

Municipal Obligations Fund
July 31, 2003	$1.00	0.012	--		0.012
July 31, 2004	$1.00	0.009	(0.000	) [6]	0.009
July 31, 2005	$1.00	0.018	0.000	[6]	0.018
July 31, 2006	$1.00	0.030	(0.000	) [6]	0.030
July 31, 2007 [3]	$1.00	0.035	0.000	[6]	0.035
January 31, 2008 [4]	$1.00	0.017	0.000	[6]	0.017

Prime Cash Obligations Fund
July 31, 2003	$1.00	0.014	--		0.014
July 31, 2004	$1.00	0.010	--		0.010
July 31, 2005	$1.00	0.022	--		0.022
July 31, 2006	$1.00	0.043	--		0.043
July 31, 2007 [3]	$1.00	0.052	--		0.052
January 31, 2008 [4]	$1.00	0.025	--		0.025

Prime Management Obligations Fund
July 31, 2005 [7]	$1.00	0.024	--		0.024
July 31, 2006	$1.00	0.043	--		0.043
July 31, 2007 [3]	$1.00	0.052	--		0.052
January 31, 2008 [4]	$1.00	0.025	--		0.025

1 Based on net asset value. Total returns for periods of less than one year are not annualized.

2 This expense decrease is reflected in both the net expense and net investment income ratios shown.

3 Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

4 For the six months ended January 31, 2008 (unaudited).

5 Computed on an annualized basis.

6 Represents less than $0.001.

7 Reflects operations for the period from August 11, 2004 (date of initial public investment) to July 31, 2005.

See Notes which are an integral part of the Financial Statements

						Ratios to Average Net Assets
Distributions From Net Investment Income	Distributions From Net Realized Gain on Investments		Total Distributions	Net Asset Value, End of Period	Total Return [1]	Net Expenses		Net Investment Income		Expense Waiver/ Reimbursement [2]		Net Assets, End of Period (000 omitted)

(0.013)	--		(0.013)	$1.00	1.30%	0.20%		1.30%		0.34%		$6,166,411
(0.009)	--		(0.009)	$1.00	0.92%	0.20%		0.91%		0.34%		$5,134,296
(0.022)	--		(0.022)	$1.00	2.20%	0.20%		2.17%		0.34%		$5,721,965
(0.042)	--		(0.042)	$1.00	4.30%	0.20%		4.22%		0.28%		$6,619,952
(0.051)	--		(0.051)	$1.00	5.25%	0.20%		5.14%		0.09%		$8,943,042
(0.023)	--		(0.023)	$1.00	2.36%	0.20%	[5]	4.60%	[5]	0.08%	[5]	$18,606,684

(0.012)	--		(0.012)	$1.00	1.25%	0.18%		1.19%		0.12%		$1,570,532
(0.009)	--		(0.009)	$1.00	0.94%	0.18%		0.94%		0.12%		$2,144,468
(0.018)	--		(0.018)	$1.00	1.82%	0.18%		1.85%		0.13%		$3,040,759
(0.030)	--		(0.030)	$1.00	3.01%	0.18%		2.99%		0.12%		$3,490,983
(0.035)	--		(0.035)	$1.00	3.57%	0.18%		3.48%		0.12%		$4,067,288
(0.017)	(0.000	) [6]	(0.017)	$1.00	1.73%	0.18%	[5]	3.40%	[5]	0.11%	[5]	$3,939,048

(0.014)	--		(0.014)	$1.00	1.37%	0.18%		1.34%		0.11%		$9,986,839
(0.010)	--		(0.010)	$1.00	0.99%	0.18%		0.98%		0.11%		$8,605,478
(0.022)	--		(0.022)	$1.00	2.26%	0.18%		2.15%		0.11%		$5,674,270
(0.043)	--		(0.043)	$1.00	4.36%	0.18%		4.21%		0.11%		$4,363,938
(0.052)	--		(0.052)	$1.00	5.33%	0.18%		5.20%		0.11%		$5,428,996
(0.025)	--		(0.025)	$1.00	2.54%	0.18%	[5]	4.97%	[5]	0.11%	[5]	$6,824,578

(0.024)	--		(0.024)	$1.00	2.39%	0.13%	[5]	2.82%	[5]	0.45%	[5]	$2,638,079
(0.043)	--		(0.043)	$1.00	4.38%	0.16%		4.26%		0.34%		$1,986,138
(0.052)	--		(0.052)	$1.00	5.36%	0.17%		5.22%		0.15%		$1,681,581
(0.025)	--		(0.025)	$1.00	2.52%	0.17%	[5]	4.96%	[5]	0.15%	[5]	$1,300,503

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized Gain (Loss) on Investments		Total From Investment Operations
Prime Obligations Fund
July 31, 2003	$1.00	0.014	(0.000	) [3]	0.014
July 31, 2004	$1.00	0.010	0.000	[3]	0.010
July 31, 2005	$1.00	0.022	0.000	[3]	0.022
July 31, 2006	$1.00	0.042	0.000	[3]	0.042
July 31, 2007 [4]	$1.00	0.052	--		0.052
January 31, 2008 [5]	$1.00	0.025	--		0.025

Prime Value Obligations Fund
July 31, 2003	$1.00	0.014	--		0.014
July 31, 2004	$1.00	0.010	--		0.010
July 31, 2005	$1.00	0.023	--		0.023
July 31, 2006	$1.00	0.043	--		0.043
July 31, 2007 [4]	$1.00	0.052	--		0.052
January 31, 2008 [5]	$1.00	0.025	--		0.025

Tax-Free Obligations Fund
July 31, 2003	$1.00	0.011	(0.000	) [3]	0.011
July 31, 2004	$1.00	0.008	0.000	[3]	0.008
July 31, 2005	$1.00	0.017	(0.000	) [3]	0.017
July 31, 2006	$1.00	0.029	(0.000	) [3]	0.029
July 31, 2007 [4]	$1.00	0.034	0.000	[3]	0.034
January 31, 2008 [5]	$1.00	0.017	0.000	[3]	0.017

Treasury Obligations Fund
July 31, 2003	$1.00	0.013	0.000	[3]	0.013
July 31, 2004	$1.00	0.009	--		0.009
July 31, 2005	$1.00	0.021	--		0.021
July 31, 2006	$1.00	0.041	--		0.041
July 31, 2007 [4]	$1.00	0.051	--		0.051
January 31, 2008 [5]	$1.00	0.021	--		0.021

1 Based on net asset value. Total returns for periods of less than one year are not annualized.

2 This expense decrease is reflected in both the net expense and the net investment income ratios shown.

3 Represents less than $0.001.

4 Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

5 For the six months ended January 31, 2008 (unaudited).

6 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

						Ratios to Average Net Assets
Distributions From Net Investment Income	Distributions From Net Realized Gain on Investments		Total Distributions	Net Asset Value, End of Period	Total Return [1]	Net Expenses		Net Investment Income		Expense Waiver/ Reimbursement [2]		Net Assets, End of Period (000 omitted)

(0.014)	--		(0.014)	$1.00	1.36%	0.20%		1.34%		0.34%		$20,110,135
(0.010)	--		(0.010)	$1.00	0.97%	0.20%		0.96%		0.34%		$16,519,436
(0.022)	--		(0.022)	$1.00	2.24%	0.20%		2.19%		0.34%		$15,600,659
(0.042)	--		(0.042)	$1.00	4.33%	0.20%		4.24%		0.28%		$15,151,070
(0.052)	--		(0.052)	$1.00	5.30%	0.20%		5.18%		0.09%		$16,469,931
(0.025)	--		(0.025)	$1.00	2.51%	0.20%	[6]	4.92%	[6]	0.08%	[6]	$17,331,868

(0.014)	--		(0.014)	$1.00	1.41%	0.17%		1.38%		0.12%		$10,410,998
(0.010)	--		(0.010)	$1.00	1.03%	0.17%		1.02%		0.12%		$9,502,207
(0.023)	--		(0.023)	$1.00	2.30%	0.17%		2.17%		0.12%		$5,799,231
(0.043)	--		(0.043)	$1.00	4.40%	0.17%		4.32%		0.12%		$6,708,463
(0.052)	--		(0.052)	$1.00	5.35%	0.17%		5.24%		0.12%		$10,023,082
(0.025)	--		(0.025)	$1.00	2.54%	0.17%	[6]	5.02%	[6]	0.12%	[6]	$8,621,984

(0.011)	--		(0.011)	$1.00	1.14%	0.20%		1.12%		0.34%		$6,143,476
(0.008)	--		(0.008)	$1.00	0.85%	0.20%		0.85%		0.34%		$6,249,045
(0.017)	--		(0.017)	$1.00	1.75%	0.20%		1.78%		0.34%		$8,460,989
(0.029)	--		(0.029)	$1.00	2.91%	0.20%		2.82%		0.29%		$5,941,736
(0.034)	--		(0.034)	$1.00	3.50%	0.20%		3.45%		0.09%		$6,652,945
(0.017)	(0.000	) [3]	(0.017)	$1.00	1.70%	0.20%	[6]	3.33%	[6]	0.08%	[6]	$9,629,289

(0.013)	(0.000	) [3]	(0.013)	$1.00	1.27%	0.20%		1.25%		0.34%		$5,085,604
(0.009)	--		(0.009)	$1.00	0.86%	0.20%		0.85%		0.34%		$5,558,392
(0.021)	--		(0.021)	$1.00	2.12%	0.20%		2.12%		0.34%		$5,733,139
(0.041)	--		(0.041)	$1.00	4.20%	0.20%		4.14%		0.27%		$6,419,380
(0.051)	--		(0.051)	$1.00	5.17%	0.20%		5.04%		0.09%		$6,723,409
(0.021)	--		(0.021)	$1.00	2.09%	0.20%	[6]	4.05%	[6]	0.08%	[6]	$16,013,665

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized Gain (Loss) on Investments		Total From Investment Operations
Government Obligations Fund
July 31, 2003	$1.00	0.010	--		0.010
July 31, 2004	$1.00	0.007	--		0.007
July 31, 2005	$1.00	0.019	--		0.019
July 31, 2006	$1.00	0.040	--		0.040
July 31, 2007 [3]	$1.00	0.049	--		0.049
January 31, 2008 [4]	$1.00	0.022	--		0.022

Municipal Obligations Fund
July 31, 2003	$1.00	0.010	--		0.010
July 31, 2004	$1.00	0.007	(0.000	) [6]	0.007
July 31, 2005	$1.00	0.016	0.000	[6]	0.016
July 31, 2006	$1.00	0.027	(0.000	) [6]	0.027
July 31, 2007 [3]	$1.00	0.326	0.000	[6]	0.326
January 31, 2008 [4]	$1.00	0.016	0.000	[6]	0.016

Prime Cash Obligations Fund
July 31, 2003	$1.00	0.011	--		0.011
July 31, 2004	$1.00	0.007	--		0.007
July 31, 2005	$1.00	0.020	--		0.020
July 31, 2006	$1.00	0.040	--		0.040
July 31, 2007 [3]	$1.00	0.050	--		0.050
January 31, 2008 [4]	$1.00	0.024	--		0.024

Prime Management Obligations Fund
July 31, 2005 [7]	$1.00	0.014	--		0.014
July 31, 2006	$1.00	0.040	--		0.040
July 31, 2007 [3]	$1.00	0.050	--		0.050
January 31, 2008 [4]	$1.00	0.024	--		0.024

1 Based on net asset value. Total returns for periods of less than one year are not annualized.

2 This expense decrease is reflected in both the net expense and net investment income ratios shown.

3 Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

4 For the six months ended January 31, 2008 (unaudited).

5 Computed on an annualized basis.

6 Represents less than $0.001.

7 Reflects operations for the period from January 18, 2005 (date of initial public investment) to July 31, 2005.

See Notes which are an integral part of the Financial Statements

						Ratios to Average Net Assets
Distributions From Net Investment Income	Distributions From Net Realized Gain on Investments		Total Distributions	Net Asset Value, End of Period	Total Return [1]	Net Expenses		Net Investment Income		Expense Waiver/ Reimbursement [2]		Net Assets, End of Period (000 omitted)

(0.010)	--		(0.010)	$1.00	1.05%	0.45%		1.05%		0.09%		$3,621,295
(0.007)	--		(0.007)	$1.00	0.67%	0.45%		0.66%		0.09%		$3,036,452
(0.019)	--		(0.019)	$1.00	1.95%	0.45%		1.91%		0.09%		$2,759,651
(0.040)	--		(0.040)	$1.00	4.04%	0.45%		3.99%		0.09%		$3,493,161
(0.049)	--		(0.049)	$1.00	4.99%	0.45%		4.89%		0.09%		$4,267,271
(0.022)	--		(0.022)	$1.00	2.23%	0.45%	[5]	4.40%	[5]	0.08%	[5]	$8,075,486

(0.010)	--		(0.010)	$1.00	1.00%	0.43%		1.00%		0.12%		$302,262
(0.007)	--		(0.007)	$1.00	0.69%	0.43%		0.69%		0.12%		$363,595
(0.016)	--		(0.016)	$1.00	1.57%	0.43%		1.63%		0.13%		$641,950
(0.027)	--		(0.027)	$1.00	2.75%	0.43%		2.72%		0.12%		$620,552
(0.326)	--		(0.326)	$1.00	3.31%	0.43%		3.26%		0.12%		$856,704
(0.016)	(0.000	) [6]	(0.016)	$1.00	1.61%	0.43%	[5]	3.15%	[5]	0.11%	[5]	$762,627

(0.011)	--		(0.011)	$1.00	1.12%	0.43%		1.11%		0.11%		$1,960,635
(0.007)	--		(0.007)	$1.00	0.74%	0.43%		0.73%		0.11%		$2,025,081
(0.020)	--		(0.020)	$1.00	2.00%	0.43%		1.94%		0.11%		$1,780,479
(0.040)	--		(0.040)	$1.00	4.10%	0.43%		3.98%		0.11%		$1,932,607
(0.050)	--		(0.050)	$1.00	5.07%	0.43%		4.95%		0.11%		$1,913,630
(0.024)	--		(0.024)	$1.00	2.41%	0.43%	[5]	4.74%	[5]	0.11%	[5]	$1,828,539

(0.014)	--		(0.014)	$1.00	1.40%	0.38%	[5]	2.87%	[5]	0.20%	[5]	$812,886
(0.040)	--		(0.040)	$1.00	4.13%	0.41%		4.07%		0.16%		$1,027,151
(0.050)	--		(0.050)	$1.00	5.09%	0.42%		4.99%		0.15%		$1,571,872
(0.024)	--		(0.024)	$1.00	2.40%	0.42%	[5]	4.71%	[5]	0.15%	[5]	$1,383,084

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized Gain (Loss) on Investments		Total From Investment Operations
Prime Obligations Fund
July 31, 2003	$1.00	0.011	(0.000	) [3]	0.011
July 31, 2004	$1.00	0.007	0.000	[3]	0.007
July 31, 2005	$1.00	0.020	0.000	[3]	0.020
July 31, 2006	$1.00	0.040	0.000	[3]	0.040
July 31, 2007 [4]	$1.00	0.049	--		0.049
January 31, 2008 [5]	$1.00	0.024	--		0.024

Prime Value Obligations Fund
July 31, 2003	$1.00	0.012	--		0.012
July 31, 2004	$1.00	0.008	--		0.008
July 31, 2005	$1.00	0.020	--		0.020
July 31, 2006	$1.00	0.041	--		0.041
July 31, 2007 [4]	$1.00	0.050	--		0.050
January 31, 2008 [5]	$1.00	0.024	--		0.024

Tax-Free Obligations Fund
July 31, 2003	$1.00	0.009	(0.000	) [3]	0.009
July 31, 2004	$1.00	0.006	0.000	[3]	0.006
July 31, 2005	$1.00	0.015	(0.000	) [3]	0.015
July 31, 2006	$1.00	0.026	(0.000	) [3]	0.026
July 31, 2007 [4]	$1.00	0.032	0.000	[3]	0.032
January 31, 2008 [5]	$1.00	0.016	0.000	[3]	0.016

Treasury Obligations Fund
July 31, 2003	$1.00	0.010	0.000	[3]	0.010
July 31, 2004	$1.00	0.006	--		0.006
July 31, 2005	$1.00	0.019	--		0.019
July 31, 2006	$1.00	0.039	--		0.039
July 31, 2007 [4]	$1.00	0.048	--		0.048
January 31, 2008 [5]	$1.00	0.019	--		0.019

1 Based on net asset value. Total returns for periods of less than one year are not annualized.

2 This expense decrease is reflected in both the net expense and net investment income ratios shown.

3 Represents less than $0.001.

4 Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

5 For the six months ended January 31, 2008 (unaudited).

6 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

						Ratios to Average Net Assets
Distributions From Net Investment Income	Distributions From Net Realized Gain on Investments		Total Distributions	Net Asset Value, End of Period	Total Return [1]	Net Expenses		Net Investment Income		Expense Waiver/ Reimbursement [2]		Net Assets, End of Period (000 omitted)

(0.011)	--		(0.011)	$1.00	1.11%	0.45%		1.11%		0.09%		$4,789,142
(0.007)	--		(0.007)	$1.00	0.72%	0.45%		0.71%		0.09%		$4,824,570
(0.020)	--		(0.020)	$1.00	1.99%	0.45%		1.96%		0.09%		$5,727,774
(0.040)	--		(0.040)	$1.00	4.07%	0.45%		4.02%		0.09%		$5,827,992
(0.049)	--		(0.049)	$1.00	5.04%	0.45%		4.94%		0.09%		$6,207,517
(0.024)	--		(0.024)	$1.00	2.38%	0.45%	[6]	4.70%	[6]	0.08%	[6]	$6,510,427

(0.012)	--		(0.012)	$1.00	1.16%	0.42%		1.15%		0.12%		$1,369,542
(0.008)	--		(0.008)	$1.00	0.77%	0.42%		0.77%		0.12%		$1,564,255
(0.020)	--		(0.020)	$1.00	2.05%	0.42%		1.98%		0.12%		$1,263,130
(0.041)	--		(0.041)	$1.00	4.14%	0.42%		4.11%		0.12%		$1,755,737
(0.050)	--		(0.050)	$1.00	5.09%	0.42%		4.99%		0.12%		$2,282,934
(0.024)	--		(0.024)	$1.00	2.42%	0.42%	[6]	4.74%	[6]	0.12%	[6]	$2,706,645

(0.009)	--		(0.009)	$1.00	0.89%	0.45%		0.88%		0.09%		$2,054,523
(0.006)	--		(0.006)	$1.00	0.60%	0.45%		0.60%		0.09%		$1,787,740
(0.015)	--		(0.015)	$1.00	1.50%	0.45%		1.53%		0.09%		$2,073,222
(0.026)	--		(0.026)	$1.00	2.65%	0.45%		2.61%		0.09%		$2,066,260
(0.032)	--		(0.032)	$1.00	3.24%	0.45%		3.20%		0.09%		$2,645,622
(0.016)	(0.000	) [3]	(0.016)	$1.00	1.57%	0.45%	[6]	3.08%	[6]	0.08%	[6]	$2,477,604

(0.010)	(0.000	) [3]	(0.010)	$1.00	1.02%	0.45%		0.95%		0.09%		$5,770,025
(0.006)	--		(0.006)	$1.00	0.61%	0.45%		0.60%		0.09%		$4,965,031
(0.019)	--		(0.019)	$1.00	1.87%	0.45%		1.85%		0.09%		$5,245,762
(0.039)	--		(0.039)	$1.00	3.94%	0.45%		3.87%		0.09%		$5,712,346
(0.048)	--		(0.048)	$1.00	4.91%	0.45%		4.79%		0.09%		$6,123,403
(0.019)	--		(0.019)	$1.00	1.97%	0.45%	[6]	3.88%	[6]	0.08%	[6]	$6,841,565

Shareholder Expense Example

As a shareholder of a Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2007 to January 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds' actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

INSTITUTIONAL SHARES

	Beginning Account Value 8/1/2007	Ending Account Value 1/31/2008	Expenses Paid During Period [1]
Actual:
Government Obligations Fund	$1,000	$1,023.60	$1.02
Municipal Obligations Fund	$1,000	$1,017.30	$0.91
Prime Cash Obligations Fund	$1,000	$1,025.40	$0.92
Prime Management Obligations Fund	$1,000	$1,025.20	$0.87
Prime Obligations Fund	$1,000	$1,025.10	$1.02
Prime Value Obligations Fund	$1,000	$1,025.40	$0.87
Tax-Free Obligations Fund	$1,000	$1,017.00	$1.01
Treasury Obligations Fund	$1,000	$1,020.90	$1.02
Hypothetical (assuming a 5% return before expenses):
Government Obligations Fund	$1,000	$1,024.13	$1.02
Municipal Obligations Fund	$1,000	$1,024.23	$0.92
Prime Cash Obligations Fund	$1,000	$1,024.23	$0.92
Prime Management Obligations Fund	$1,000	$1,024.28	$0.87
Prime Obligations Fund	$1,000	$1,024.13	$1.02
Prime Value Obligations Fund	$1,000	$1,024.28	$0.87
Tax-Free Obligations Fund	$1,000	$1,024.13	$1.02
Treasury Obligations Fund	$1,000	$1,024.13	$1.02

1 Expenses are equal to the Funds' Institutional Shares annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Government Obligations Fund	0.20%
Municipal Obligations Fund	0.18%
Prime Cash Obligations Fund	0.18%
Prime Management Obligations Fund	0.17%
Prime Obligations Fund	0.20%
Prime Value Obligations Fund	0.17%
Tax-Free Obligations Fund	0.20%
Treasury Obligations Fund	0.20%

INSTITUTIONAL SERVICE SHARES

	Beginning Account Value 8/1/2007	Ending Account Value 1/31/2008	Expenses Paid During Period [2]
Actual:
Government Obligations Fund	$1,000	$1,022.30	$2.29
Municipal Obligations Fund	$1,000	$1,016.10	$2.18
Prime Cash Obligations Fund	$1,000	$1,024.10	$2.19
Prime Management Obligations Fund	$1,000	$1,024.00	$2.14
Prime Obligations Fund	$1,000	$1,023.80	$2.29
Prime Value Obligations Fund	$1,000	$1,024.20	$2.14
Tax-Free Obligations Fund	$1,000	$1,015.70	$2.28
Treasury Obligations Fund	$1,000	$1,019.70	$2.28
Hypothetical (assuming a 5% return before expenses):
Government Obligations Fund	$1,000	$1,022.87	$2.29
Municipal Obligations Fund	$1,000	$1,022.97	$2.19
Prime Cash Obligations Fund	$1,000	$1,022.97	$2.19
Prime Management Obligations Fund	$1,000	$1,023.03	$2.14
Prime Obligations Fund	$1,000	$1,022.87	$2.29
Prime Value Obligations Fund	$1,000	$1,023.03	$2.14
Tax-Free Obligations Fund	$1,000	$1,022.87	$2.29
Treasury Obligations Fund	$1,000	$1,022.87	$2.29

2 Expenses are equal to the Funds' Institutional Service Shares annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Government Obligations Fund	0.45%
Municipal Obligations Fund	0.43%
Prime Cash Obligations Fund	0.43%
Prime Management Obligations Fund	0.42%
Prime Obligations Fund	0.45%
Prime Value Obligations Fund	0.42%
Tax-Free Obligations Fund	0.45%
Treasury Obligations Fund	0.45%

Government Obligations Fund
Portfolio of Investments Summary Tables

At January 31, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Repurchase Agreements	69.1%
U.S. Government Agency Securities	32.6%
Other Assets and Liabilities--Net [2]	(1.7)%
TOTAL	100.0%

At January 31, 2008, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	65.0%
8-30 Days	13.3%
31-90 Days	15.2%
91-180 Days	2.1%
181 Days or more	6.1%
Other Assets and Liabilities--Net [2]	(1.7)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Government Obligations Fund
Portfolio of Investments

January 31, 2008 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES--32.6%
$135,000,000	[1]	Federal Farm Credit System Floating Rate Note, 3.103%, 2/8/2008	$135,000,000
630,000,000	[2]	Federal Home Loan Bank System Discount Notes, 4.284% - 4.298%, 3/24/2008 - 3/26/2008	626,066,594
4,994,300,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 3.071% - 5.016%, 2/5/2008 - 4/30/2008	4,994,961,817
1,193,130,000		Federal Home Loan Bank System Notes, 2.875% - 5.250%, 3/6/2008 - 1/30/2009	1,192,846,454
1,153,955,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 3.750% - 4.890%, 2/21/2008 - 7/7/2008	1,144,405,993
327,500,000		Federal Home Loan Mortgage Corp. Notes, 4.300% - 5.750%, 4/15/2008 - 1/16/2009	327,573,768
183,441,000	[2]	Federal National Mortgage Association Discount Notes, 4.905% - 5.000%, 2/29/2008 - 5/12/2008	181,313,018
447,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 3.060% - 3.171%, 4/28/2008	446,862,993
111,000,000		Federal National Mortgage Association Note, 3.375%, 1/23/2009	111,000,000
384,341,000	[1]	Housing and Urban Development Floating Rate Note, 4.929%, 2/1/2008	384,341,000
		TOTAL GOVERNMENT AGENCIES	9,544,371,637
		REPURCHASE AGREEMENTS--69.1%
500,000,000		Interest in $1,000,000,000 joint repurchase agreement 3.00%, dated 1/31/2008 under which ABN AMRO Bank NV, New York will repurchase securities provided as collateral for $1,000,083,333 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2037 and the market value of those underlying securities was $1,023,087,861.	500,000,000
350,000,000		Repurchase agreement 3.00%, dated 1/31/2008 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $350,029,167 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/1/2037 and the market value of those underlying securities was $357,442,366.	350,000,000
189,940,000		Interest in $2,850,000,000 joint repurchase agreement 1.70%, dated 1/31/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $2,850,134,583 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2022 and the market value of those underlying securities was $2,907,138,333.	189,940,000
739,300,000		Interest in $1,366,000,000 joint repurchase agreement 3.00%, dated 1/31/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,366,113,833 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/1/2037 and the market value of those underlying securities was $1,398,169,300.	739,300,000
1,867,891,000		Interest in $2,867,891,000 joint repurchase agreement 3.00%, dated 1/31/2008 under which Banc of America Securities LLC will repurchase securities provided as collateral for $2,868,129,991 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1//2038 and the market value of those underlying securities was $2,925,492,592.	1,867,891,000
500,000,000		Repurchase agreement 3.25%, dated 1/31/2008 under which Banc of America Securities LLC will repurchase a security provided as collateral for $500,045,139 on 2/1/2008. The security provided as collateral at the end of the period was a U.S. Government Agency security maturing on 3/1/2034 and the market value of this underlying security was $510,046,042.	500,000,000
1,478,716,000		Interest in $3,474,000,000 joint repurchase agreement 3.00%, dated 1/31/2008 under which Bank of America N.A. will repurchase securities provided as collateral for $3,474,289,500 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2035 and the market value of those underlying securities was $3,543,775,854.	1,478,716,000
1,670,000,000		Interest in $4,000,000,000 joint repurchase agreement 3.00%, dated 1/31/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $4,000,333,333 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2048 and the market value of those underlying securities was $4,108,906,007.	1,670,000,000
120,000,000	[3]	Interest in $295,000,000 joint repurchase agreement 4.435%, dated 4/11/2007 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $308,228,619 on 4/10/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2038 and the market value of those underlying securities was $301,715,523.	120,000,000
986,300,000		Interest in $2,000,000,000 joint repurchase agreement 3.00%, dated 1/31/2008 under which Bear Stearns & Co., Inc. will repurchase securities provided as collateral for $2,000,166,667 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/25/2038 and the market value of those underlying securities was $2,044,938,110.	986,300,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$1,220,000,000		Interest in $3,500,000,000 joint repurchase agreement 3.00%, dated 1/31/2008 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $3,500,291,667 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/25/2037 and the market value of those underlying securities was $3,586,624,903.	$1,220,000,000
1,000,000,000		Repurchase agreement 2.99%, dated 1/31/2008 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $1,000,083,056 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2044 and the market value of those underlying securities was $1,030,004,663.	1,000,000,000
650,154,000		Interest in $2,000,000,000 joint repurchase agreement 3.00%, dated 1/31/2008 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $2,000,166,667 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/20/2037 and the market value of those underlying securities was $2,041,683,584.	650,154,000
554,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 4.37%, dated 1/2/2008 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,004,005,833 on 2/4/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 4/1/2047 and the market value of those underlying securities was $1,029,207,905.	554,000,000
1,853,570,000		Interest in $4,000,000,000 joint repurchase agreement 3.00%, dated 1/31/2008 under which ING Financial Markets LLC will repurchase securities provided as collateral for $4,000,333,333 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/1/2047 and the market value of those underlying securities was $4,093,682,793.	1,853,570,000
450,000,000	[3]	Interest in $700,000,000 joint repurchase agreement 3.155%, dated 1/14/2008 under which Lehman Brothers, Inc. will repurchase securities provided as collateral for $701,901,764 on 2/14/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2038 and the market value of those underlying securities was $714,002,791.	450,000,000
1,000,000,000		Interest in $2,000,000,000 joint repurchase agreement 3.00%, dated 1/31/2008 under which Merrill Lynch Government Securities will repurchase securities provided as collateral for $2,000,166,667 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/25/2037 and the market value of those underlying securities was $2,060,001,886.	1,000,000,000
750,000,000		Repurchase agreement 3.00%, dated 1/31/2008 under which RBC Capital Markets Corp. will repurchase securities provided as collateral for $750,062,500 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/1/2048 and the market value of those underlying securities was $766,143,150.	750,000,000
975,000,000		Interest in $2,000,000,000 joint repurchase agreement 3.00%, dated 1/31/2008 under which Societe Generale, New York will repurchase securities provided as collateral for $2,000,166,667 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/1/2047 and the market value of those underlying securities was $2,058,097,671.	975,000,000
50,000,000		Interest in $100,000,000 joint repurchase agreement 1.54%, dated 1/31/2008 under which UBS Securities LLC will repurchase securities provided as collateral for $100,004,278 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/7/2016 and the market value of those underlying securities was $102,001,660.	50,000,000
260,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 3.05%, dated 1/31/2008 under which UBS Securities LLC will repurchase securities provided as collateral for $501,186,111 on 2/29/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/15/2037 and the market value of those underlying securities was $515,001,016.	260,000,000
300,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 3.05%, dated 1/31/2008 under which UBS Securities LLC will repurchase securities provided as collateral for $501,355,556 on 3/3/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/25/2036 and the market value of those underlying securities was $515,000,973.	300,000,000
2,000,000,000		Repurchase agreement 3.15%, dated 1/31/2008 under which UBS Securities LLC will repurchase securities provided as collateral for $2,000,175,000 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/25/2041 and the market value of those underlying securities was $2,060,001,661.	2,000,000,000
92,000,000	[3]	Interest in $200,000,000 joint repurchase agreement 3.29%, dated 1/25/2008 under which UBS Securities LLC will repurchase securities provided as collateral for $200,511,778 on 2/25/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/20/2037 and the market value of those underlying securities was $206,058,599.	92,000,000
300,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 3.29%, dated 1/25/2008 under which UBS Securities LLC will repurchase securities provided as collateral for $501,416,528 on 2/25/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/25/2037 and the market value of those underlying securities was $515,282,991.	300,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$100,000,000	[3]	Repurchase agreement 4.37%, dated 1/2/2008 under which UBS Securities LLC will repurchase securities provided as collateral for $100,352,028 on 2/1/2008. The security provided as collateral at the end of the period was a U.S. Government Agency security maturing on 10/1/2037 and the market value of that underlying security was $102,350,027.	$100,000,000
67,000,000	[3]	Interest in $147,000,000 joint repurchase agreement 5.315%, dated 5/31/2007 under which UBS Securities LLC will repurchase securities provided as collateral for $154,856,456 on 5/27/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/25/2042 and the market value of those underlying securities was $156,895,479.	67,000,000
175,000,000		Repurchase agreement 3.00%, dated 1/31/2008 under which Wachovia Securities, Inc. will repurchase securities provided as collateral for $175,014,583 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 5/1/2036 and the market value of those underlying securities was $179,888,970.	175,000,000
		TOTAL REPURCHASE AGREEMENTS	20,198,871,000
		TOTAL INVESTMENTS--101.7% (AT AMORTIZED COST) [4]	29,743,242,637
		OTHER ASSETS AND LIABILITIES - NET--(1.7%) [5]	(485,122,967)
		TOTAL NET ASSETS--100%	$29,258,119,670

1 Floating rate note with current rate and next reset date shown.

2 Discount rate at time of purchase.

3 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4 Also represents cost for federal tax purposes.

5 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2008.

See Notes which are an integral part of the Financial Statements

Municipal Obligations Fund
Portfolio of Investments Summary Tables

At January 31, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	78.7%
Municipal Notes	14.4%
Commercial Paper	7.0%
Other Assets and Liabilities--Net [2]	(0.1)%
TOTAL	100.0%

At January 31, 2008, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	77.9%
8-30 Days	4.4%
31-90 Days	4.3%
91-180 Days	9.4%
181 Days or more	4.1%
Other Assets and Liabilities--Net [2]	(0.1)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Municipal Obligations Fund
Portfolio of Investments

January 31, 2008 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--100.1% [1,2]
		Alabama--0.8%
$4,500,000		Alabama HFA MFH, (Series 2002A: Sterling Pointe Apartments), Weekly VRDNs (Oxford Pointe LP)/(Regions Bank, Alabama LOC), 2.320%, 2/7/2008	$4,500,000
7,840,000		Alabama HFA MFH, (Series 2003A), Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/(Wachovia Bank N.A. LOC), 2.340%, 2/7/2008	7,840,000
4,190,000		Alabama HFA MFH, (Series 2004A: Phoenix Apartments), Weekly VRDNs (Phoenix Arts LLC)/(Regions Bank, Alabama LOC), 2.390%, 2/7/2008	4,190,000
5,655,000	[3,4]	Alabama HFA Single Family, (PT-4379), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ), 2.440%, 2/7/2008	5,655,000
5,090,000	[3,4]	Alabama Special Care Facilities Financing Authority of Birmingham, Solar Eclipse (Series 2007-46), 3.65% TOBs (Ascension Health Senior Credit Group)/(AMBAC INS)/(U.S. Bank, N.A. LIQ), Optional Tender 9/18/2008	5,090,000
10,000,000		Bridgeport, AL IDB, (Series 1987), Weekly VRDNs (Beaulieu Nylon, Inc.)/(Bank of America N.A. LOC), 2.400%, 2/7/2008	10,000,000
1,305,000		Calhoun County, AL Economic Development Council Weekly VRDNs (Fabarc Steel Co.)/(Regions Bank, Alabama LOC), 2.650%, 2/6/2008	1,305,000
2,000,000		Decatur, AL IDB (Series 2003-A), Weekly VRDNs (Nucor Steel Decatur LLC)/(Nucor Corp. GTD), 2.170%, 2/6/2008	2,000,000
9,985,000	[3,4]	University of South Alabama, Solar Eclipse (Series 2007-0023), 3.80% TOBs (AMBAC INS)/(U.S. Bank, N.A. LIQ), Optional Tender 7/10/2008	9,985,000
		TOTAL	50,565,000
		Alaska--0.4%
3,750,000	[3,4]	Alaska International Airports System, MERLOTS (Series 1999I), Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ), 2.660%, 2/6/2008	3,750,000
9,065,000	[3,4]	Alaska State Housing Finance Corp., PUTTERs (Series 1398B), Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase & Co. LIQ), 2.600%, 2/7/2008	9,065,000
11,900,000		North Slope Borough, AK (Series 2001), Daily VRDNs (BP Exploration (Alaska), Inc.)/(BP PLC GTD), 1.870%, 2/1/2008	11,900,000
		TOTAL	24,715,000
		Arizona--0.4%
23,250,000		Show Low, AZ IDA (Series 2006), Weekly VRDNs (Snowflake White Mountain Power LLC)/(JPMorgan Chase Bank, N.A. LOC), 2.290%, 2/7/2008	23,250,000
3,835,000		Yuma, AZ Municipal Property Corp., 4.25% Bonds (XL Capital Assurance Inc. INS), 7/1/2008	3,848,934
		TOTAL	27,098,934
		Arkansas--1.2%
5,630,000		Arkansas Development Finance Authority (Series 1995), Weekly VRDNs (Paco Steel & Engineering Corp.)/(JPMorgan Chase Bank, N.A. LOC), 2.270%, 2/7/2008	5,630,000
16,800,000		Blytheville, AR (Series 1998), Weekly VRDNs (Nucor Corp.), 2.170%, 2/6/2008	16,800,000
34,400,000		Blytheville, AR (Series 2002), Weekly VRDNs (Nucor Corp.), 2.320%, 2/6/2008	34,400,000
8,000,000		Crossett, AR (Series 1997), Weekly VRDNs (Bemis Co., Inc.), 2.49%, 2/7/2008	8,000,000
7,100,000		Siloam Springs, AR, IDRB (Series 1994), Weekly VRDNs (La-Z Boy Chair Co.)/(JPMorgan Chase Bank, N.A. LOC), 2.300%, 2/7/2008	7,100,000
		TOTAL	71,930,000
		California--4.0%
8,500,000		California Enterprise Development Authority (Series 2007), Weekly VRDNs (Alvarado Street Bakery)/(Comerica Bank LOC), 2.250%, 2/7/2008	8,500,000
1,035,000		California PCFA (Series 1997A), Weekly VRDNs (West Valley MRF LLC)/(Union Bank of California, N.A. LOC), 2.400%, 2/6/2008	1,035,000
715,000		California PCFA (Series 1998A), Weekly VRDNs (Santa Clara Valley Industries LLC)/(Comerica Bank LOC), 2.400%, 2/6/2008	715,000
1,680,000		California PCFA (Series 1999B), Weekly VRDNs (GreenWaste Recovery, Inc.)/(Comerica Bank LOC), 2.400%, 2/6/2008	1,680,000
3,730,000		California PCFA (Series 2000A), Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 2.400%, 2/6/2008	3,730,000
1,550,000		California PCFA (Series 2001), Weekly VRDNs (Bos Farms)/(Bank of America N.A. LOC), 2.480%, 2/7/2008	1,550,000
6,815,000		California PCFA (Series 2001), Weekly VRDNs (Brawley Beef, LLC)/(Rabobank Nederland, Utrecht LOC), 2.480%, 2/7/2008	6,815,000
5,000,000		California PCFA (Series 2001A), Weekly VRDNs (Western Sky Dairy)/(Bank of America N.A. LOC), 2.480%, 2/7/2008	5,000,000
2,940,000		California PCFA (Series 2002), Weekly VRDNs (T & W Farms)/(Bank of America N.A. LOC), 2.480%, 2/7/2008	2,940,000
8,000,000		California PCFA (Series 2003), Weekly VRDNs (B & B Dairy, LLC)/(Key Bank, N.A. LOC), 2.480%, 2/7/2008	8,000,000
2,000,000		California PCFA (Series 2003), Weekly VRDNs (C.A. and E.J. Vanderham Family Trust)/(Bank of America N.A. LOC), 2.480%, 2/7/2008	2,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$2,350,000		California PCFA (Series 2003: JDS Ranch) Weekly VRDNs (John & Jacqueline Scheenstra Trust)/(Wachovia Bank N.A. LOC), 2.480%, 2/7/2008	$2,350,000
2,000,000		California PCFA (Series 2004), Weekly VRDNs (A & M Farms)/(Wachovia Bank N.A. LOC), 2.480%, 2/7/2008	2,000,000
3,440,000		California PCFA (Series 2007A), Weekly VRDNs (Northern Recycling & Waste Services LLC)/(Union Bank of California, N.A. LOC), 2.400%, 2/6/2008	3,440,000
183,400,000		California State, 4.00% RANs, 6/30/2008	183,864,942
2,350,000		California Statewide Communities Development Authority (Series 1996-H), Weekly VRDNs (Levecke LLC)/(City National Bank LOC), 2.370%, 2/6/2008	2,350,000
4,810,000		California Statewide Communities Development Authority (Series 2006), Weekly VRDNs (Gateway Circle LLC)/(Key Bank, N.A. LOC), 2.250%, 2/7/2008	4,810,000
8,150,000		California Statewide Communities Development Authority (Series 2007 G), Weekly VRDNs (Westgate Pasadena Apartments LP)/(Bank of America N.A. LOC), 2.300%, 2/7/2008	8,150,000
		TOTAL	248,929,942
		Colorado--1.2%
24,500,000		Denver, CO City & County Airport Authority (Series 2004A), Weekly VRDNs (CIFG N.A. INS)/(GTD by Bayerische Landesbank LIQ), 4.000%, 2/6/2008	24,500,000
10,240,000	[3,4]	Denver, CO City & County Airport Authority (Series 2008 FR/RI-F9W), Weekly VRDNs (Lehman Brothers, Inc. SWP), 2.270%, 2/6/2008	10,240,000
18,200,000		Denver, CO City & County Airport Authority (Subseries 2005C1), Weekly VRDNs (CIFG N.A. INS)/(Morgan Stanley Bank LIQ), 3.950%, 2/6/2008	18,200,000
5,175,000	[3,4]	Denver, CO City & County Airport Authority, MERLOTS (Series 2007-C22), 3.85% TOBs (FGIC INS)/(Bank of New York LIQ), Optional Tender 2/13/2008	5,175,000
15,200,000		Regional Transportation District, CO (Series 2001A), 3.40% CP (GTD by WestLB AG LOC), Mandatory Tender 4/3/2008	15,200,000
		TOTAL	73,315,000
		Connecticut--0.8%
4,600,000		Connecticut Development Authority (Series 1999), 2.95% CP (New England Power Co.), Mandatory Tender 3/3/2008	4,600,000
8,000,000		Connecticut Development Authority (Series 1999), 3.05% CP (New England Power Co.), Mandatory Tender 2/5/2008	8,000,000
34,910,000		Connecticut State, Second Lien Special Tax Obligation Refunding Bonds, Transportation Infrastructure Purposes (2003 Series 1), Weekly VRDNs (AMBAC INS)/(GTD by WestLB AG LIQ), 3.800%, 2/6/2008	34,910,000
		TOTAL	47,510,000
		District of Columbia--2.9%
15,435,000	[3,4]	District of Columbia HFA (Series 2005 BNY5), Weekly VRDNs (Trinity Plus Funding Co. LLC)/(Bank of New York LIQ), 2.320%, 2/7/2008	15,435,000
97,395,000		District of Columbia (Series 2001C), Weekly VRDNs (FGIC INS)/(Morgan Stanley Bank LIQ), 6.250%, 2/6/2008	97,395,000
32,495,000		District of Columbia (Series 2001D), Weekly VRDNs (FGIC INS)/(Morgan Stanley Bank LIQ), 6.250%, 2/6/2008	32,495,000
20,000,000		District of Columbia, 4.00% TRANs, 9/30/2008	20,114,640
5,000,000	[3,4]	Metropolitan Washington, DC Airports Authority, MERLOTS (Series 2007-B1), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 2.570%, 2/6/2008	5,000,000
10,910,000	[3,4]	Metropolitan Washington, DC Airports Authority, SPEARs (Series DB-505), Weekly VRDNs (AMBAC INS)/(Deutsche Bank AG LIQ), 2.290%, 2/7/2008	10,910,000
		TOTAL	181,349,640
		Florida--3.2%
33,480,000	[3,4]	Citizens Property Insurance Corp. FL, P-Floats (Series EC-1010), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 2.750%, 2/7/2008	33,480,000
5,990,000	[3,4]	Florida Housing Finance Corp., Class A Certificates (Series 3051), Weekly VRDNs (Bear Stearns Cos., Inc. LIQ), 3.300%, 2/7/2008	5,990,000
8,000,000		Florida Housing Finance Corp., Wellesley Apartments (Series 2003 O), Weekly VRDNs (TWC Sixty-Seven)/(Citibank NA, New York LOC), 2.210%, 2/6/2008	8,000,000
18,595,000	[3,4]	Florida Hurricane Catastrophe Fund Finance Corp., P-Floats (Series EC-1081), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 2.750%, 2/7/2008	18,595,000
4,210,000	[3,4]	Florida State Board of Education, P-Floats (Series EC-1049), VRDNs (Florida State)/(Merrill Lynch & Co., Inc. LIQ), 2.290%, 2/7/2008	4,210,000
6,500,000		Greater Orlando, FL Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(Textron Inc. GTD), 3.240%, 2/6/2008	6,500,000
7,835,000	[3,4]	Hillsborough County, FL Aviation Authority (MT-126), Weekly VRDNs (Tampa International Airport)/(AMBAC INS)/(Svenska Handelsbanken, Stockholm LIQ), 3.520%, 2/7/2008	7,835,000
5,000,000	[3,4]	Jacksonville, FL HFA, PUTTERs (Series 2360), Weekly VRDNs (GNMA COL)/(JPMorgan Chase & Co. LIQ), 2.300%, 2/7/2008	5,000,000
5,275,000	[3,4]	Miami-Dade County, FL Aviation (PT-2713), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.600%, 2/7/2008	5,275,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Florida--continued
$10,000,000	[3,4]	Miami-Dade County, FL Aviation, Eagles (Series 2007-0073), Weekly VRDNs (MBIA Insurance Corp., XL Capital Assurance Inc. INS) and Banco Bilbao Vizcaya Argentaria SA LIQs), 4.870%, 2/7/2008	$10,000,000
19,760,000	[3,4]	Miami-Dade County, FL Aviation, PUTTERs (Series 1447), Weekly VRDNs (CIFG N.A. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.300%, 2/7/2008	19,760,000
4,265,000	[3,4]	Miami-Dade County, FL Educational Facilities Authority, P-Floats (Series EC-1020), Weekly VRDNs (University of Miami)/(AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ), 2.290%, 2/7/2008	4,265,000
3,000,000		Miami-Dade County, FL (Series A), 2.95% CP (Miami International Airport)/(BNP Paribas SA and Dexia Credit Local LOCs), Mandatory Tender 5/15/2008	3,000,000
6,668,000		Miami-Dade County, FL (Series A), 3.00% CP (Miami International Airport)/(BNP Paribas SA and Dexia Credit Local LOCs), Mandatory Tender 2/1/2008	6,668,000
3,000,000		Miami-Dade County, FL (Series A), 3.05% CP (Miami International Airport)/(BNP Paribas SA and Dexia Credit Local LOCs), Mandatory Tender 5/15/2008	3,000,000
10,000,000	[3,4]	Miami-Dade County, FL, Solar Eclipse (Series 2007-0045), Daily VRDNs (AMBAC INS)/(U.S. Bank, N.A. LIQ), 4.500%, 2/1/2008	10,000,000
11,000,000		Orange County, FL, HFA (Series 2007A), Weekly VRDNs (Marbella Pointe)/(Washington Mutual Bank LOC), 6.000%, 2/7/2008	11,000,000
4,800,000		Orange County, FL, HFA (Series 2007B), Weekly VRDNs (Marbella Cove)/(Washington Mutual Bank LOC), 4.500%, 2/6/2008	4,800,000
22,785,000		St. Lucie County, FL, Solid Waste Disposal (Series 2003), Daily VRDNs (Florida Power & Light Co.), 1.980%, 2/1/2008	22,785,000
1,200,000		Volusia County, FL, HFA (Series 2007 A), Weekly VRDNs (Cape Morris Cove LLP)/(Washington Mutual Bank LOC), 6.000%, 2/6/2008	1,200,000
4,500,000		Volusia County, FL, HFA (Series 2007 B), Weekly VRDNs (Cape Morris Cove LLP)/(Washington Mutual Bank LOC), 6.000%, 2/6/2008	4,500,000
		TOTAL	195,863,000
		Georgia--4.8%
48,860,000		Albany-Dougherty County, GA, Hospital Authority (Series 2002), Daily VRDNs (Phoebe Putney Memorial Hospital)/(AMBAC INS)/(Regions Bank, Alabama LIQ), 4.000%, 2/1/2008	48,860,000
9,000,000		Atlanta, GA, Airport General Revenue (Series 2005A-1), 3.50% CP (GTD by Bayerische Landesbank, Calyon, Paris, Landesbank Baden-Wuerttemberg and Wachovia Bank N.A. LOCs), Mandatory Tender 3/7/2008	9,000,000
3,000,000		Atlanta, GA, Urban Residential Finance Authority (Series 2006), Weekly VRDNs (Columbia at Sylvan Hills Apartments)/(Wachovia Bank N.A. LOC), 2.340%, 2/7/2008	3,000,000
7,000,000		Bacon, GA, Industrial Building Authority (Series 2004), Weekly VRDNs (D.L. Lee & Sons, Inc.)/(Wachovia Bank N.A. LOC), 2.250%, 2/7/2008	7,000,000
21,700,000		Bartow County, GA, IDA (First Series 2007), Daily VRDNs (Georgia Power Co.), 1.880%, 2/1/2008	21,700,000
5,400,000		Bulloch County, GA, Development Authority (Series 1999), Weekly VRDNs (Apogee Enterprises, Inc.)/(Bank of New York LOC), 2.300%, 2/7/2008	5,400,000
13,670,000		Clayton County, GA, Housing Authority (Series 2000: Villages at Lake Ridge Apartments), Weekly VRDNs (Timber Mills Partners LP)/(Regions Bank, Alabama LOC), 2.340%, 2/7/2008	13,670,000
4,000,000		Cobb County, GA, Development Authority (Series 2007), Weekly VRDNs (Republic Services, Inc.), 2.490%, 2/7/2008	4,000,000
19,950,000		Crisp County, GA, Solid Waste Management Authority (Series 1998), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 3.000%, 2/7/2008	19,950,000
16,000,000		Fulton County, GA, Development Authority (Series 2004), Weekly VRDNs (Hidden Creste Apartments)/(Wachovia Bank N.A. LOC), 2.340%, 2/7/2008	16,000,000
35,950,000		Gainesville & Hall County, GA, Hospital Authority (Series 2007A), Weekly VRDNs (Northeast Georgia Health System, Inc.)/(MBIA Insurance Corp. INS)/(Landesbank Baden-Wuerttemberg LIQ), 3.400%, 2/6/2008	35,950,000
16,625,000		Gainesville & Hall County, GA, Hospital Authority (Series 2007B), Weekly VRDNs (Northeast Georgia Health System, Inc.)/(MBIA Insurance Corp. INS)/(Landesbank Baden-Wuerttemberg LIQ), 3.400%, 2/6/2008	16,625,000
33,000,000		Gainesville & Hall County, GA, Hospital Authority (Series 2007D), Weekly VRDNs (Northeast Georgia Health System, Inc.)/(MBIA Insurance Corp. INS)/(Landesbank Baden-Wuerttemberg LIQ), 3.400%, 2/6/2008	33,000,000
4,875,000		Gainesville and Hall County, GA, Development Authority (Series 2002), Weekly VRDNs (Fieldale Farms Corp.)/(Wachovia Bank N.A. LOC), 2.250%, 2/7/2008	4,875,000
10,000,000		Gordon County, GA, Development Authority (Series 2007), Weekly VRDNs (Pine Hall Brick Co., Inc.)/(Wachovia Bank N.A. LOC), 2.250%, 2/7/2008	10,000,000
13,700,000		Gwinnett County, GA, Housing Authority (Series 2006), Weekly VRDNs (Palisades at Satellite Crossing Apartments)/(SunTrust Bank LOC), 2.320%, 2/7/2008	13,700,000
15,000,000		Hall County & Gainesville, GA, Hospital Authority (Series 2007F), Weekly VRDNs (Northeast Georgia Health System, Inc.)/(MBIA Insurance Corp. INS)/(Bayerische Landesbank LIQ), 3.400%, 2/6/2008	15,000,000
10,100,000		Savannah, GA, EDA (Series 1995A) Weekly VRDNs (Home Depot, Inc.), 2.490%, 2/6/2008	10,100,000
4,480,000		Screven County, GA, IDA (Series 1995), Weekly VRDNs (Sylvania Yarn Systems, Inc. Project)/(Wachovia Bank N.A. LOC), 2.250%, 2/6/2008	4,480,000
1,800,000		Tattnall County, GA, IDA (Series 1999), Weekly VRDNs (Rotary Corp.)/(Bank of America N.A. LOC), 2.250%, 2/7/2008	1,800,000
4,715,000		Wayne County, GA, IDA (Series 2004), Weekly VRDNs (Great Southern Wood, Inc.)/(Wachovia Bank N.A. LOC), 2.870%, 2/1/2008	4,715,000
		TOTAL	298,825,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Hawaii--0.1%
$6,770,000	[3,4]	Hawaii State, P-Floats (Series EC-1016), Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ), 2.750%, 2/7/2008	$6,770,000
		Idaho--0.2%
9,560,000		Boise, ID, Housing Authority (Series 2002B), Weekly VRDNs (Civic Plaza LP)/(Key Bank, N.A. LOC), 2.320%, 2/6/2008	9,560,000
		Illinois--4.4%
2,920,000		Aurora City, IL (Series 2000), Weekly VRDNs (Cleveland Hardware & Forging Co.)/(Fifth Third Bank, Cincinnati LOC), 2.360%, 2/7/2008	2,920,000
52,045,000	[3,4]	Aurora, IL SFM, PUTTERs (Series 2139), Weekly VRDNs (GNMA COL)/(JPMorgan Chase Bank, N.A. LIQ), 2.30%, 2/7/2008	52,045,000
4,085,000	[3,4]	Chicago, IL Board of Education, SPEARs (DB-338), Weekly VRDNs (FGIC INS)/(Deutsche Bank AG LIQ), 3.500%, 2/7/2008	4,085,000
22,270,000		Chicago, IL, Midway Airport (Series 1998A), Daily VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.600%, 2/1/2008	22,270,000
2,900,000		Chicago, IL Midway Airport (Series 1998B), Daily VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.600%, 2/1/2008	2,900,000
43,400,000		Chicago, IL MFH Revenue (Series 2004A), Weekly VRDNs (Central Station Residential LLC)/(FNMA LOC), 2.330%, 2/7/2008	43,400,000
1,060,000	[3,4]	Chicago, IL O'Hare International Airport (PT-1993), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.600%, 2/7/2008	1,060,000
7,810,000	[3,4]	Chicago, IL O'Hare International Airport, ROCs (Series 239), Weekly VRDNs (FSA INS)/(Citibank NA, New York LIQ), 2.360%, 2/7/2008	7,810,000
21,495,000	[3,4]	Chicago, IL SFM, PUTTERs (Series 2143), Weekly VRDNs (GNMA COL)/(JPMorgan Chase Bank, N.A. LIQ), 2.300%, 2/7/2008	21,495,000
2,655,000		Chicago, IL (Series 1998), Weekly VRDNs (Freedman Seating Co.)/(LaSalle Bank, N.A. LOC), 2.250%, 2/7/2008	2,655,000
1,225,000		Chicago, IL (Series 1999 IDRB), Weekly VRDNs (Ade, Inc.)/(U.S. Bank, N.A. LOC), 2.320%, 2/6/2008	1,225,000
10,500,000		Chicago, IL, Chicago Midway Airport Special Facility Revenue Bonds (Series 1998), 3.50% TOBs (Signature Flight Support Corp.)/(GTD by Bayerische Landesbank LOC), Optional Tender 6/1/2008	10,500,000
2,510,000		Elgin, IL (Series 2001), Weekly VRDNs (Gemini Mouldings, Inc.)/(LaSalle Bank, N.A. LOC), 2.250%, 2/7/2008	2,510,000
465,000		Galva, IL (Series 1999), Weekly VRDNs (John H. Best & Sons, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.400%, 2/7/2008	465,000
3,890,000		Illinois Development Finance Authority IDB Weekly VRDNs (R. A. Zweig, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 2.240%, 2/6/2008	3,890,000
1,300,000		Illinois Development Finance Authority IDB (Series 1995), Weekly VRDNs (Evapco, Inc.)/(Bank of America N.A. LOC), 2.300%, 2/7/2008	1,300,000
4,490,000		Illinois Development Finance Authority IDB (Series 1998), Weekly VRDNs (Lakeview Partners I LP)/(LaSalle Bank, N.A. LOC), 2.310%, 2/7/2008	4,490,000
5,310,000		Illinois Development Finance Authority IDB (Series 2001), Weekly VRDNs (Val-Matic Valve & Manufacturing Corp.)/(LaSalle Bank, N.A. LOC), 2.250%, 2/7/2008	5,310,000
2,890,000		Illinois Development Finance Authority (Series 2001), Weekly VRDNs (Mangel BG Investments LLC)/(LaSalle Bank, N.A. LOC), 2.310%, 2/6/2008	2,890,000
8,750,000		Illinois Finance Authority (Series 2004), Weekly VRDNs (Republic Services, Inc.), 2.500%, 2/7/2008	8,750,000
2,950,000		Illinois Finance Authority (Series 2007), Weekly VRDNs (Andre's Imaging & Graphics, Inc.)/(U.S. Bank, N.A. LOC), 2.250%, 2/7/2008	2,950,000
7,500,000		Illinois Finance Authority (Series 2007), Weekly VRDNs (Hidden Glen Apartments)/(U.S. Bank, N.A. LOC), 2.33%, 2/7/2008	7,500,000
30,430,000		Illinois Health Facilities Authority (Series 2001C), Weekly VRDNs (Edward Hospital Obligated Group)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.100%, 2/6/2008	30,430,000
8,340,000		Illinois Housing Development Authority (2007 Subseries H-2), 3.48% TOBs, Mandatory Tender 10/1/2008	8,340,000
8,250,000		Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds (Series 2004 C-3), Weekly VRDNs (FHLB of Chicago LIQ), 2.150%, 2/6/2008	8,250,000
5,635,000		Illinois State Bonds, 6/15/2008	5,565,428
3,245,000		Tinley Park, IL (Series 2003), Weekly VRDNs (Mariah Partners LLC)/(LaSalle Bank, N.A. LOC), 2.250%, 2/7/2008	3,245,000
2,685,000		Upper Illinois River Valley Development Authority (Series 2004), Weekly VRDNs (Streator Industrial Handling, Inc.)/(LaSalle Bank, N.A. LOC), 2.250%, 2/7/2008	2,685,000
2,240,000		Will-Kankakee, IL Regional Development Authority (Series 1999), Weekly VRDNs (T. H. Davidson & Co., Inc.)/(LaSalle Bank, N.A. LOC), 2.250%, 2/7/2008	2,240,000
		TOTAL	273,175,428
		Indiana--3.3%
880,000		Huntington, IN (Series 1999), Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank, N.A. LOC), 2.400%, 2/7/2008	880,000
8,000,000		Indiana Development Finance Authority (Series 2005), Weekly VRDNs (Republic Services, Inc.), 2.490%, 2/6/2008	8,000,000
5,500,000		Indiana Port Commission (Series 2000), Weekly VRDNs (Kosmos Cement Co.)/(Wachovia Bank N.A. LOC), 2.250%, 2/6/2008	5,500,000
25,985,000		Indiana State Finance Authority (Series 2007A), Weekly VRDNs (Golden Years Homestead, Inc. & Great Lakes Christian Homes Corp.)/(Key Bank, N.A. LOC), 2.27%, 2/7/2008	25,985,000
995,000	[3,4]	Indiana State HFA, MERLOTS (Series 2000-PPP), Weekly VRDNs (Wachovia Bank N.A. LIQ), 2.290%, 2/6/2008	995,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Indiana--continued
$25,000,000		Indianapolis, IN Airport Authority (Series 2007), 2.90% CP (Fortis Bank SA/NV and State Street Bank and Trust Co. LOCs), Mandatory Tender 4/1/2008	$25,000,000
12,000,000		Indianapolis, IN Airport Authority (Series 2007), 3.05% CP (Fortis Bank SA/NV and State Street Bank and Trust Co. LOCs), Mandatory Tender 2/6/2008	12,000,000
8,500,000		Indianapolis, IN Airport Authority (Series 2007), 3.73% CP (Fortis Bank SA/NV and State Street Bank and Trust Co. LOCs), Mandatory Tender 3/10/2008	8,500,000
16,015,000		Indianapolis, IN Local Public Improvement Bond Bank (Series 2005G-2), Weekly VRDNs (Indianapolis, IN Waterworks Department)/(MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 4.000%, 2/7/2008	16,015,000
38,110,000		Indianapolis, IN Local Public Improvement Bond Bank (Series 2005H), Weekly VRDNs (Indianapolis, IN Waterworks Department)/(MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 4.000%, 2/7/2008	38,110,000
5,135,000	[3,4]	Indianapolis, IN Local Public Improvement Bond Bank (PT-731), Weekly VRDNs (Indianapolis, IN Airport Authority)/(FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 2.440%, 2/7/2008	5,135,000
7,100,000		Indianapolis, IN, MFH (Series 2004A), Weekly VRDNs (Nora Commons LP)/(LaSalle Bank, N.A. LOC), 2.250%, 2/7/2008	7,100,000
3,400,000		Indianapolis, IN (Series 1999), Weekly VRDNs (Chip Ganassi Racing Teams)/(National City Bank LOC), 2.370%, 2/7/2008	3,400,000
5,000,000		Jasper County, IN, EDA (Series 2000), Weekly VRDNs (T & M LP)/(Rabobank Nederland, Utrecht LOC), 2.350%, 2/7/2008	5,000,000
4,035,000		Jasper County, IN, EDA (Series 2005), Weekly VRDNs (T & M LP)/(Rabobank Nederland, Utrecht LOC), 2.350%, 2/7/2008	4,035,000
6,500,000		Jasper County, IN, EDA (Series 2006), Weekly VRDNs (T & M LP)/(Rabobank Nederland, Utrecht LOC), 2.350%, 2/7/2008	6,500,000
1,260,000		Kendallville, IN (Series 1995), Weekly VRDNs (Rivnut Real Estate, Ltd.)/(National City Bank LOC), 2.420%, 2/7/2008	1,260,000
13,000,000		Lafayette, IN School Corp., 3.75% TANs, 12/31/2008	13,051,651
6,000,000		Logansport, IN (Series 2006), Weekly VRDNs (Andersons Clymers Ethanol LLC)/(Bank of the West, San Francisco, CA LOC), 2.280%, 2/7/2008	6,000,000
2,000,000		Vigo County, IN (Series 2003), Weekly VRDNs (Republic Services, Inc.), 2.490%, 2/6/2008	2,000,000
10,000,000		Whiting, IN Environmental Facilities Revenue (Series 2002B), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 1.870%, 2/1/2008	10,000,000
1,800,000		Whitley County, IN (Series 1999), Weekly VRDNs (Undersea Sensor Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.400%, 2/7/2008	1,800,000
		TOTAL	206,266,651
		Iowa--0.2%
13,900,000		Iowa State, 4.00% TRANs, 6/30/2008	13,941,999
		Kansas--0.7%
9,947,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2005-13), Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 2.320%, 2/7/2008	9,947,000
6,000,000		Dodge City, KS IDA (Series 2000), Weekly VRDNs (Farmland National Beef Packing Co.)/(Rabobank Nederland, Utrecht LOC), 2.350%, 2/7/2008	6,000,000
10,000,000		Kansas Development Finance Authority (Series 2006K), Weekly VRDNs (Tree House Apartments)/(Bank of America N.A. LOC), 2.29%, 2/7/2008	10,000,000
10,000,000		Lenexa, KS, MFH (Series 2007), Weekly VRDNs (Heather Glen Apartments)/(Bank of America N.A. LOC), 2.29%, 2/7/2008	10,000,000
3,866,500	[3,4]	Sedgwick & Shawnee Counties, KS, Floater Certificates (Series 2006-1670), Weekly VRDNs (GNMA COL)/(Morgan Stanley LIQ), 2.320%, 2/7/2008	3,866,500
2,330,000	[3,4]	Sedgwick & Shawnee Counties, KS, MERLOTS (Series 2001 A-35), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 2.290%, 2/6/2008	2,330,000
		TOTAL	42,143,500
		Kentucky--0.9%
8,500,000		Boyd County, KY (Series 2003), Weekly VRDNs (Air Products & Chemicals, Inc.), 2.180%, 2/6/2008	8,500,000
16,600,000		Carroll County, KY, Solid Waste Disposal Revenue Bonds (Series 2006), Weekly VRDNs (North American Stainless)/(LaSalle Bank, N.A. LOC), 2.250%, 2/7/2008	16,600,000
4,900,000		Graves County, KY (Series 1988), Weekly VRDNs (Seaboard Farms)/(U.S. Bank, N.A. LOC), 2.320%, 2/7/2008	4,900,000
5,500,000		Hopkinsville, KY (Series 2007A), Weekly VRDNs (Riken Elastomers Corp.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 2.470%, 2/7/2008	5,500,000
570,000		Jefferson County, KY (Series 1995), Weekly VRDNs (Derby Industries, Inc.)/(Fifth Third Bank, Cincinnati LOC), 2.650%, 2/7/2008	570,000
1,950,000		Kenton County, KY (Series 1999), Weekly VRDNs (Packaging Un-limited of Northern Kentucky, Inc.)/(National City Bank LOC), 2.370%, 2/7/2008	1,950,000
9,002,500	[3,4]	Kentucky Turnpike Authority, Floater Certificates (Series 2004-1061), 3.75% TOBs (AMBAC INS)/(Morgan Stanley LIQ), Optional Tender 3/6/2008	9,002,500
5,740,000		Maysville, KY (Series 1996), Weekly VRDNs (Green Tokai)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 2.470%, 2/7/2008	5,740,000
1,510,000		Paris, KY Weekly VRDNs (Monessen Holdings LLC)/(Key Bank, N.A. LOC), 2.340%, 2/7/2008	1,510,000
		TOTAL	54,272,500
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Louisiana--2.1%
$3,831,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Louisiana-AMT)/(Series 2005-11), Weekly VRDNs (Louisiana HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 2.320%, 2/7/2008	$3,831,000
11,185,000	[3,4]	East Baton Rouge, LA Mortgage Finance Authority (Series 2006 FR/RI-P2U), Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings, Inc. LIQ), 2.210%, 2/6/2008	11,185,000
5,000,000		Lake Charles, LA Harbor & Terminal District (Series 1995A), Weekly VRDNs (Polycom-Huntsman, Inc.)/(Bank of America N.A. LOC), 2.340%, 2/7/2008	5,000,000
10,100,000		Lake Charles, LA Harbor & Terminal District (Series 2000), Weekly VRDNs (ConocoPhillips), 2.250%, 2/6/2008	10,100,000
4,680,000		Louisiana HFA, (Series 2007), Weekly VRDNs (Emerald Point Apartments Partners, Ltd.)/(FNMA LOC), 2.34%, 2/7/2008	4,680,000
12,385,000	[3,4]	Louisiana HFA, Floater Certificates (Series 2006-2142), Weekly VRDNs (GNMA COL)/(Morgan Stanley LIQ), 2.320%, 2/7/2008	12,385,000
9,000,000		Louisiana Public Facilities Authority (Series 2002), Weekly VRDNs (Air Products & Chemicals, Inc.), 2.180%, 2/6/2008	9,000,000
35,000,000		Louisiana Public Facilities Authority (Series 2005), Daily VRDNs (Air Products & Chemicals, Inc.), 1.910%, 2/1/2008	35,000,000
22,000,000		Louisiana Public Facilities Authority (Series 2007A), Daily VRDNs (Air Products & Chemicals, Inc.), 1.910%, 2/1/2008	22,000,000
14,840,000	[3,4]	New Orleans, LA Aviation Board, MERLOTS (Series 2007-D55), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 2.410%, 2/6/2008	14,840,000
		TOTAL	128,021,000
		Maine--0.5%
15,000,000		Maine State Housing Authority (Series D), 3.82% TOBs, Optional Tender 7/18/2008	15,000,000
2,275,000	[3,4]	Maine State Housing Authority, MERLOTS (Series 2001-A108), 3.75% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 2/20/2008	2,275,000
15,400,000		Maine State Housing Authority, Mortgage Purchase Bonds (2007 Series F), 3.85% TOBs, Mandatory Tender 9/22/2008	15,400,000
		TOTAL	32,675,000
		Maryland--0.6%
225,000		Howard County, MD Economic Development Revenue Board (Series 2005), Weekly VRDNs (Eight P CPL LLC)/(Comerica Bank LOC), 2.270%, 2/7/2008	225,000
2,495,000	[3,4]	Maryland Community Development Administration - Housing Revenue (PA-629R), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.440%, 2/7/2008	2,495,000
3,310,000	[3,4]	Maryland Community Development Administration - Residential Revenue (Series 2004 FR/RI-L59J), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ), 2.230%, 2/6/2008	3,310,000
5,000,000		Maryland Community Development Administration - Residential Revenue, (Series 2007L), 3.37% BANs, 12/15/2008	5,000,000
4,795,000	[3,4]	Maryland Community Development Administration - Residential Revenue, Class A Certificates (Series 7027), Weekly VRDNs (Bear Stearns Cos., Inc. LIQ), 2.300%, 2/7/2008	4,795,000
5,850,000		Maryland IDFA (Series 1999), 3.50% TOBs (Signature Flight Support Corp.)/(GTD by Bayerische Landesbank LOC), Optional Tender 6/1/2008	5,850,000
3,840,000	[3,4]	Maryland State Economic Development Corp., MERLOTS (Series 2007-D58), Weekly VRDNs (Maryland Aviation Administration Facilities)/(FSA INS)/(Wachovia Bank N.A. LIQ), 2.270%, 2/6/2008	3,840,000
7,510,000	[3,4]	Maryland State, P-Floats (Series EC-1030), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.290%, 2/7/2008	7,510,000
5,730,000	[3,4]	Northeast MD Waste Disposal Authority (PT-766), Weekly VRDNs (AMBAC INS)/(GTD by Landesbank Hessen-Thueringen LIQ), 2.800%, 2/7/2008	5,730,000
		TOTAL	38,755,000
		Massachusetts--1.9%
7,729,000		Ashburnham, MA, 4.00% BANs, 7/11/2008	7,735,530
20,000,000	[3,4]	Commonwealth of Massachusetts, Solar Eclipse (Series 2007-0077), 3.35% TOBs (AMBAC INS)/(U.S. Bank, N.A. LIQ), Optional Tender 6/12/2008	20,000,000
8,000,000		Leominster, MA, 3.60% BANs, 5/7/2008	8,004,557
10,000,000		Massachusetts Development Finance Agency (Series 2004), 3.50% CP (Nantucket Electric Co.)/(GTD by Massachusetts Electric Co.), Mandatory Tender 2/7/2008	10,000,000
5,000,000		Massachusetts HEFA (Series B), Weekly VRDNs (Suffolk University)/(RBS Citizens Bank N.A. LOC), 2.160%, 2/7/2008	5,000,000
5,100,000		Massachusetts HEFA, Revenue Bonds (Series 2006L-2), Daily VRDNs (Children's Hospital Medical Center)/(AMBAC INS)/(Bank of America N.A. LIQ), 4.000%, 2/1/2008	5,100,000
12,000,000		Massachusetts IFA (Series 1992B), 2.97% CP (New England Power Co.), Mandatory Tender 2/5/2008	12,000,000
12,100,000		Massachusetts IFA (Series 1992B), 3.45% CP (New England Power Co.), Mandatory Tender 2/7/2008	12,100,000
4,500,000		Massachusetts IFA (Series 1997), Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC), 2.320%, 2/7/2008	4,500,000
10,000,000		Massachusetts School Building Authority (Series A), 3.40% CP (Bank of Nova Scotia, Toronto LOC), Mandatory Tender 2/7/2008	10,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Massachusetts--continued
$12,400,000		Massachusetts State Development Finance Agency (Series 2005A), Weekly VRDNs (Suffolk University)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.180%, 2/6/2008	$12,400,000
10,000,000		Revere, MA, 3.40% BANs, 8/25/2008	10,022,054
		TOTAL	116,862,141
		Michigan--3.2%
47,205,000	[3,4]	Michigan State Building Authority, Class A Certificates (Series 2006-277), Daily VRDNs (FGIC INS)/(Bear Stearns Cos., Inc. LIQ), 4.750%, 2/1/2008	47,205,000
61,300,000		Michigan State (Series A), 4.00% TRANs (DePfa Bank PLC LOC), 9/30/2008	61,723,176
77,000,000		Michigan Strategic Fund (Series 2007), Daily VRDNs (Air Products & Chemicals, Inc.), 1.910%, 2/1/2008	77,000,000
12,590,000	[3,4]	Wayne County, MI Airport Authority, ROCs (Series 353), Weekly VRDNs (Detroit, MI Metropolitan Wayne County Airport)/(MBIA Insurance Corp. INS)/(Citibank NA, New York LIQ), 3.860%, 2/7/2008	12,590,000
1,000,000	[3,4]	Wayne County, MI Airport Authority, MERLOTS (Series 2007 D32), Weekly VRDNs (Detroit, MI Metropolitan Wayne County Airport)/(FGIC INS)/(Wachovia Bank N.A. LIQ), 3.710%, 2/6/2008	1,000,000
		TOTAL	199,518,176
		Minnesota--1.0%
2,400,000		Coon Rapids, MN (Series 1999), Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 2.400%, 2/7/2008	2,400,000
6,440,000	[3,4]	Dakota County & Washington County MN Housing & Redevelopment Authority, MERLOTS (Series J), Weekly VRDNs (United States Treasury COL)/(Wachovia Bank N.A. LIQ), 2.290%, 2/6/2008	6,440,000
900,000		Minneapolis, MN, IDA (Series 1999), Weekly VRDNs (Viking Materials, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.400%, 2/7/2008	900,000
10,000,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority (Series B-2), Daily VRDNs (Allina Health System, MN)/(MBIA Insurance Corp. INS)/(Bank of New York LIQ), 6.000%, 2/1/2008	10,000,000
3,140,000	[3,4]	Minneapolis/St. Paul, MN Metropolitan Airports Commission (MT-117), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.600%, 2/7/2008	3,140,000
5,220,000	[3,4]	Minneapolis/St. Paul, MN Metropolitan Airports Commission (PT-735), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ), 2.280%, 2/7/2008	5,220,000
6,595,000	[3,4]	Minnesota State, P-Floats (Series EC-1059), VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.290%, 2/7/2008	6,595,000
1,600,000		Northfield, MN (Series 2003), Weekly VRDNs (Summerfield Investments LLC)/(LaSalle Bank, N.A. LOC), 2.930%, 2/1/2008	1,600,000
5,000,000		Ramsey County, MN Housing and Redevelopment Authority (Series 2003 A), Weekly VRDNs (Gateway Apartments LP)/(LaSalle Bank, N.A. LOC), 2.880%, 2/1/2008	5,000,000
310,000		Springfield, MN (Series 1998), Weekly VRDNs (Ochs Brick Co.)/(Wells Fargo Bank, N.A. LOC), 2.400%, 2/7/2008	310,000
8,750,000		St. Paul, MN Housing & Redevelopment Authority (Series 2005C), Weekly VRDNs (University Carleton Development LP)/(LaSalle Bank, N.A. LOC), 2.880%, 2/1/2008	8,750,000
2,500,000		St. Paul, MN Housing & Redevelopment Authority (Series 2006A), Weekly VRDNs (Gateway Apartments LP)/(LaSalle Bank, N.A. LOC), 2.880%, 2/1/2008	2,500,000
2,250,000		White Bear Lake, MN (Series 1999), Weekly VRDNs (Taylor Corp.)/(Wells Fargo Bank, N.A. LOC), 2.400%, 2/7/2008	2,250,000
4,000,000		White Bear Lake, MN (Series 2004), Weekly VRDNs (Pinehurst Investments LLC)/(LaSalle Bank, N.A. LOC), 2.930%, 2/1/2008	4,000,000
		TOTAL	59,105,000
		Mississippi--0.9%
12,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Mississippi-AMT)/(Series 2005-16), Weekly VRDNs (Mississippi Home Corp.)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 2.320%, 2/7/2008	12,000,000
1,750,000		Mississippi Business Finance Corp., (Series 1999), VRDNs (Polks Meat Products, Inc.)/(Regions Bank, Alabama LOC), 2.390%, 2/7/2008	1,750,000
2,420,000		Mississippi Business Finance Corp., (Series 2000A), Weekly VRDNs (TT&W Farm Products, Inc.)/(Regions Bank, Alabama LOC), 2.340%, 2/7/2008	2,420,000
3,270,000		Mississippi Business Finance Corp., (Series 2001), Weekly VRDNs (Silver Creek Gin Co.)/(Regions Bank, Alabama LOC), 2.340%, 2/7/2008	3,270,000
2,955,000		Mississippi Business Finance Corp., (Series 2004), Weekly VRDNs (Mill Creek Gin, Inc.)/(Regions Bank, Alabama LOC), 2.340%, 2/7/2008	2,955,000
960,000	[3,4]	Mississippi Home Corp., (PT-1446), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ), 2.440%, 2/7/2008	960,000
7,400,000		Mississippi Home Corp., (Series 2004-6), Weekly VRDNs (Windsor Park Partners LP)/(FNMA LOC), 2.290%, 2/7/2008	7,400,000
6,500,000		Mississippi Home Corp., (Series 2006-1), Weekly VRDNs (Terrace Park Apartments)/(Wachovia Bank N.A. LOC), 2.340%, 2/7/2008	6,500,000
9,790,000		Mississippi Home Corp., (Series 2006-2), Weekly VRDNs (Bradford Park Apartments)/(Wachovia Bank N.A. LOC), 2.340%, 2/7/2008	9,790,000
9,145,000	[3,4]	Mississippi Home Corp., MERLOTS (Series 2001 A8), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ), 2.290%, 2/6/2008	9,145,000
1,365,000	[3,4]	Mississippi Home Corp., MERLOTS (Series YYY), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 2.290%, 2/6/2008	1,365,000
		TOTAL	57,555,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Missouri--3.1%
$10,000,000		Buchanan County, MO Solid Waste Disposal Weekly VRDNs (Lifeline Foods LLC)/(Wells Fargo Bank, N.A. LOC), 2.350%, 2/7/2008	$10,000,000
26,693,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Missouri-AMT)/(Series 2005-14), Weekly VRDNs (Missouri State Housing Development Commission)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 2.320%, 2/7/2008	26,693,000
10,000,000		Kansas City, MO, IDA (Series 2006), Weekly VRDNs (Clay Terrace Apartments)/(LaSalle Bank, N.A. LOC), 2.250%, 2/7/2008	10,000,000
4,000,000		Missouri Development Finance Board (Series 2007), Weekly VRDNs (Kopytek Printing)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.33%, 2/7/2008	4,000,000
79,600,000		Missouri Higher Education Loan Authority, Student Loan Revenue Bonds (Senior Series 2005A), Weekly VRDNs (MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 3.45%, 2/7/2008	79,600,000
2,315,000	[3,4]	Missouri State Housing Development Commission, MERLOTS (Series 2001-A81), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 2.290%, 2/6/2008	2,315,000
1,380,000	[3,4]	Missouri State Housing Development Commission, MERLOTS (Series 2001 A28), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 2.290%, 2/6/2008	1,380,000
4,645,000	[3,4]	Missouri State Housing Development Commission, PUTTERs (Series 1514), Weekly VRDNs (GNMA COL)/(JPMorgan Chase & Co. LIQ), 2.300%, 2/7/2008	4,645,000
13,170,000	[3,4]	Missouri State Housing Development Commission, PUTTERs (Series 2309), Weekly VRDNs (GNMA COL)/(JPMorgan Chase Bank, N.A. LIQ), 2.30%, 2/7/2008	13,170,000
26,000,000		Southwest City, MO, IDA (Series 2005), Weekly VRDNs (Simmons Foods, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.350%, 2/7/2008	26,000,000
9,300,000		St. Louis, MO, IDA (Series 1991), Weekly VRDNs (U.S. Durum Milling, Inc.)/(LaSalle Bank, N.A. LOC), 2.250%, 2/6/2008	9,300,000
855,000		St. Louis, MO, IDA (Series 1997), Weekly VRDNs (Cee Kay Supply)/(Commerce Bank, N.A., Kansas City LOC), 2.58%, 2/7/2008	855,000
3,480,000		St. Louis, MO, IDA (Series 2005A), Weekly VRDNs (C.R. Metal Products)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.33%, 2/7/2008	3,480,000
		TOTAL	191,438,000
		Montana--0.2%
4,355,000	[3,4]	Montana State Board of Housing, (PA-1406), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.440%, 2/7/2008	4,355,000
5,000,000	[3,4]	Montana State Board of Housing, (Series 2004 FR/RI-L6), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ), 2.230%, 2/6/2008	5,000,000
2,135,000	[3,4]	Montana State Board of Housing, MERLOTS (Series 2002 A19), Weekly VRDNs (Bank of New York LIQ), 2.270%, 2/6/2008	2,135,000
2,550,000	[3,4]	Montana State Board of Housing, Variable Certificates (Series 2002L), Weekly VRDNs (Bank of America N.A. LIQ), 2.280%, 2/7/2008	2,550,000
		TOTAL	14,040,000
		Multi State--4.4%
33,969,194	[3,4]	ABN AMRO Chicago Corp. 1997-1 LeaseTOPS Trust Weekly VRDNs (LaSalle Bank, N.A. LIQ)/(LaSalle Bank, N.A. LOC), 2.400%, 2/7/2008	33,969,194
44,801,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2002-09), Weekly VRDNs (AMBAC, FGIC, FSA, MBIA Insurance Corp. INS) and State Street Bank and Trust Co. LIQs), 2.60%, 2/7/2008	44,801,000
14,503,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2007-40), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 2.35%, 2/7/2008	14,503,000
29,856,096	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2007-51), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 2.35%, 2/7/2008	29,856,096
14,990,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2007-52), Weekly VRDNs (State Street Bank and Trust Co. LIQ), 2.35%, 2/7/2008	14,990,000
70,019,000	[3,4]	JPMorgan Chase & Co I-PUTTERs Trust (Series 1750P), Weekly VRDNs (GTD by Texas PSFG Program)/(AMBAC, FGIC, FSA, MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ) and United States Treasury PRFs), 2.03%, 2/7/2008	70,019,000
53,495,000	[3,4]	Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-001), VRDNs (AMBAC, FGIC, FSA, MBIA Insurance Corp. INS) and Merrill Lynch & Co., Inc. LIQs), 2.750%, 2/7/2008	53,495,000
11,010,000	[3,4]	Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-002), VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.350%, 2/7/2008	11,010,000
		TOTAL	272,643,290
		Nebraska--0.3%
2,650,000		Douglas County, NE (Series 1997), Weekly VRDNs (American Laboratories, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.300%, 2/7/2008	2,650,000
900,000		Douglas County, NE (Series 2000), Weekly VRDNs (Majors Plastics, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.400%, 2/7/2008	900,000
2,000,000		Nebraska Investment Finance Authority (Series 2005), Weekly VRDNs (Tuls Properties LLC)/(Rabobank Nederland, Utrecht LOC), 2.350%, 2/7/2008	2,000,000
7,205,000	[3,4]	Nebraska Investment Finance Authority, MERLOTS (Series 1998A), Weekly VRDNs (Wachovia Bank N.A. LIQ), 2.290%, 2/7/2008	7,205,000
5,700,000		Stanton County, NE (Series 1998), Weekly VRDNs (Nucor Corp.), 2.170%, 2/6/2008	5,700,000
		TOTAL	18,455,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Nevada--4.1%
$2,000,000		Clark County, NV Airport System (Series B-1), 5.00% Bonds, 7/1/2008	$2,009,301
11,775,000	[3,4]	Clark County, NV IDR, Class A Certificates (Series 7025), Weekly VRDNs (Southwest Gas Corp.)/(FGIC INS)/(Bear Stearns Cos., Inc. LIQ), 4.000%, 2/7/2008	11,775,000
7,140,000		Clark County, NV (Series 1997A), 3.50% TOBs (Signature Flight Support Corp.)/(GTD by Bayerische Landesbank LOC), Optional Tender 6/1/2008	7,140,000
7,535,000		Clark County, NV (Series 1998), 3.50% TOBs (Signature Flight Support Corp.)/(GTD by Bayerische Landesbank LOC), Optional Tender 6/1/2008	7,535,000
125,200,000		Clark County, NV, Passenger Facility Charge Refunding Revenue Bonds (Series 2005 A-1), Weekly VRDNs (Las Vegas-McCarran International Airport)/(MBIA Insurance Corp. INS)/(GTD by Bayerische Landesbank LIQ), 2.980%, 2/6/2008	125,200,000
57,000,000		Clark County, NV, Passenger Facility Charge Refunding Revenue Bonds (Series 2005A-2), Weekly VRDNs (Las Vegas-McCarran International Airport)/(MBIA Insurance Corp.INS)/(Bayerische Landesbank LIQ), 2.980%, 2/6/2008	57,000,000
20,000,000		Director of the State of Nevada Department of Business and Industry Weekly VRDNs (Republic Services, Inc.), 2.800%, 2/7/2008	20,000,000
10,000,000		Director of the State of Nevada Department of Business and Industry (Series 2007), Weekly VRDNs (LVE Energy Partners LLC)/(Sumitomo Mitsui Banking Corp. LOC), 2.550%, 2/7/2008	10,000,000
16,600,000		Nevada Housing Division (Series 2004), Weekly VRDNs (Sundance Village Apartments)/(Citibank NA, New York LOC), 2.250%, 2/7/2008	16,600,000
		TOTAL	257,259,301
		New Hampshire--1.6%
25,000,000		New Hampshire Business Finance Authority (Series 2005), Weekly VRDNs (Lonza America, Inc.)/(Deutsche Bank AG LOC), 2.300%, 2/7/2008	25,000,000
1,055,000		New Hampshire Business Finance Authority (Series A), Weekly VRDNs (Upper Valley Press)/(Key Bank, N.A. LOC), 2.310%, 2/6/2008	1,055,000
30,000,000		New Hampshire Business Finance Authority, PCRBs (1990 Series A), 2.95% CP (New England Power Co.), Mandatory Tender 3/3/2008	30,000,000
28,815,000	[3,4]	New Hampshire Business Finance Authority, ROCs (Series 10237), Weekly VRDNs (Public Service Company of New Hampshire)/(AMBAC INS)/(Citigroup, Inc. LIQ), 3.89%, 2/7/2008	28,815,000
16,045,000	[3,4]	New Hampshire State HFA, Floater Certificates (Series 2006-2029), Weekly VRDNs (Morgan Stanley LIQ), 2.320%, 2/7/2008	16,045,000
895,000	[3,4]	New Hampshire State HFA, MERLOTS (Series 2001 A-51), Weekly VRDNs (Wachovia Bank N.A. LIQ), 2.290%, 2/6/2008	895,000
650,000	[3,4]	New Hampshire State HFA, MERLOTS (Series 2001-A82), Weekly VRDNs (Wachovia Bank N.A. LIQ), 2.290%, 2/6/2008	650,000
		TOTAL	102,460,000
		New Jersey--3.9%
4,750,000		Allamuchy Township, NJ, 4.25% BANs, 7/23/2008	4,759,726
6,587,730		Beachwood, NJ, 4.00% BANs, 8/29/2008	6,595,348
6,700,000		Bernards Township, NJ, 3.60% BANs, 10/31/2008	6,708,191
5,000,000		New Jersey EDA (Series 2006A), Daily VRDNs (Presbyterian Homes Assisted Living Obligated Group)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 2.200%, 2/7/2008	5,000,000
29,090,000	[3,4]	New Jersey Health Care Facilities Financing Authority (PA-1479), Weekly VRDNs (Catholic Health East)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.100%, 2/7/2008	29,090,000
11,785,000		New Jersey Health Care Facilities Financing Authority (Series 2005), Daily VRDNs (Recovery Management Systems, Inc.)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 2.200%, 2/7/2008	11,785,000
149,800,000		New Jersey State (Series Fiscal 2008A), 4.50% TRANs, 6/24/2008	150,312,809
12,000,000		Newark, NJ, General Improvement Notes (Series 2007D), 4.00% BANs, 4/25/2008	12,007,422
7,914,800		Secaucus, NJ, 3.00% BANs, 1/16/2009	7,936,870
9,255,000	[3,4]	Tobacco Settlement Financing Corp., NJ, (MT-481) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.000%, 2/7/2008	9,255,000
		TOTAL	243,450,366
		New Mexico--0.4%
1,315,000		Albuquerque, NM (Series 1996), Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.300%, 2/7/2008	1,315,000
4,060,000		Albuquerque, NM (Series 1999), Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.300%, 2/7/2008	4,060,000
11,947,000	[3,4]	Clipper Tax-Exempt Certificates Trust (New Mexico-AMT)/(Series 2005-15), Weekly VRDNs (New Mexico Mortgage Finance Authority)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 2.320%, 2/7/2008	11,947,000
2,400,000		Los Lunas Village, NM (Series 1998), Weekly VRDNs (Wall Colmonoy Corp.)/(LaSalle Bank Midwest, N.A. LOC), 3.030%, 2/6/2008	2,400,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New Mexico--continued
$745,000	[3,4]	New Mexico Mortgage Finance Authority, MERLOTS (Series 2001 A9), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 2.290%, 2/6/2008	$745,000
2,150,000	[3,4]	New Mexico Mortgage Finance Authority, MERLOTS 2001 A66, 3.75% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 2/20/2008	2,150,000
		TOTAL	22,617,000
		New York--3.5%
9,640,000		Albany County Airport Authority, NY (Series 2008A), Weekly VRDNs (Bank of America N.A. LOC), 2.500%, 2/7/2008	9,640,000
5,590,000		Hempstead (town), NY, IDA MFH (Series 2006), Weekly VRDNs (Hempstead Village Housing Associates LP)/(JPMorgan Chase Bank, N.A. LOC), 2.290%, 2/7/2008	5,590,000
17,975,000	[3,4]	Hempstead, NY, IDA ROCs (Series 737CE), Weekly VRDNs (Park Lake Residences LP)/(Citibank NA, New York LIQ)/(Citibank NA, New York LOC), 2.370%, 2/7/2008	17,975,000
42,690,000		Metropolitan Transportation Authority, NY (Series 2004D-1), Weekly VRDNs (MTA Dedicated Tax Fund)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.800%, 2/7/2008	42,690,000
7,880,000	[3,4]	Nassau County, NY, IDA, ROCs (Series 738CE), Weekly VRDNs (Mill River Residences)/(Citibank NA, New York LIQ)/(Citibank NA, New York LOC), 2.370%, 2/7/2008	7,880,000
8,000,000		New Rochelle, NY IDA, (Series 2006: West End Phase I Facility) Weekly VRDNs (180 Union Avenue Owner LP)/(Citibank NA, New York LOC), 2.290%, 2/7/2008	8,000,000
7,500,000		New York City, NY IDA, Liberty Revenue Bonds (Series 2004 A) Weekly VRDNs (One Bryant Park LLC)/(GTD by Bayerische Landesbank INV)/(Bank of America N.A. and Citibank NA, New York LOCs), 2.210%, 2/6/2008	7,500,000
23,000,000		New York City, NY (Series 1996J-3), Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 2.100%, 2/6/2008	23,000,000
26,825,000		New York State Dormitory Authority, Mental Health Services (2003 Subseries D-2A), Weekly VRDNs (New York State)/(MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.900%, 2/7/2008	26,825,000
24,975,000	[3,4]	New York State Energy Research & Development Authority (Series 2008 FR/RI-F3W), Weekly VRDNs (Consolidated Edison Co.)/(Lehman Brothers Holdings, Inc. SWP), 2.140%, 2/6/2008	24,975,000
4,020,000	[3,4]	Port Authority of New York and New Jersey, MERLOTS (Series 2007C-1), 3.83% TOBs (FSA INS)/(Bank of New York LIQ), Optional Tender 2/13/2008	4,020,000
4,135,000	[3,4]	Port Authority of New York and New Jersey, SPEARs (Series DB-523), Weekly VRDNs (FGIC INS)/(Deutsche Bank AG LIQ), 2.290%, 2/7/2008	4,135,000
4,925,000		Rockland County, NY, IDA (Series 2005A), Weekly VRDNs (Piccini Industries Ltd.)/(Wachovia Bank N.A. LOC), 2.260%, 2/7/2008	4,925,000
5,445,000	[3,4]	Rockland Tobacco Asset Securitization Corporation, NY (PA-1345), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.000%, 2/7/2008	5,445,000
15,000,000		Suffolk County, NY, (Series 2007-II), 3.60% TANs, 9/11/2008	15,026,674
2,500,000		Tompkins County, NY, IDA (Series 2008A-1), Daily VRDNs (Cornell University)/(JPMorgan Chase Bank, N.A. LIQ), 1.75%, 2/1/2008	2,500,000
3,180,000		Tompkins County, NY, IDA (Series 2008A-2), Daily VRDNs (Cornell University)/(JPMorgan Chase Bank, N.A. LIQ), 1.700%, 2/1/2008	3,180,000
2,250,000		Yonkers, NY, IDA (Series 2005), Weekly VRDNs (Main Street Lofts Yonkers LLC)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.300%, 2/7/2008	2,250,000
		TOTAL	215,556,674
		North Carolina--3.9%
6,600,000		Cabarrus County, NC Industrial Facilities and PCFA (Series 1996), Weekly VRDNs (S & D Coffee, Inc.)/(Wachovia Bank N.A. LOC), 2.250%, 2/7/2008	6,600,000
2,900,000		Davie County, NC Industrial Facilities & PCFA (Series 2007), Weekly VRDNs (Amarr Co.)/(Wachovia Bank N.A. LOC), 2.250%, 2/7/2008	2,900,000
5,000,000		Hertford County, NC Industrial Facilities & PCFA (Series 2000A), Weekly VRDNs (Nucor Corp.), 2.320%, 2/6/2008	5,000,000
7,300,000		Hertford County, NC Industrial Facilities & PCFA (Series 2000B), Weekly VRDNs (Nucor Corp.), 2.250%, 2/6/2008	7,300,000
380,000		Johnson County, NC Industrial Facilities & PCFA (Series 2001), Weekly VRDNs (Walthom Group)/(Wachovia Bank N.A. LOC), 2.920%, 2/1/2008	380,000
2,900,000		North Carolina Capital Facilities Finance Agency (Series 2006A-1), Weekly VRDNs (Parker Lumber Co.)/(RBC Centura Bank LOC), 2.320%, 2/7/2008	2,900,000
10,000,000		North Carolina Capital Facilities Finance Agency (Series 2007), Weekly VRDNs (Republic Services, Inc.), 2.490%, 2/6/2008	10,000,000
146,855,000		North Carolina Education Assistance Authority, Student Loan Revenue Bonds (Series 20005-A1), Weekly VRDNs (AMBAC INS)/(Royal Bank of Canada, Montreal LIQ), 4.00%, 2/7/2008	146,855,000
3,690,000	[3,4]	North Carolina HFA, MERLOTS (Series 2006-B12), Weekly VRDNs (Wachovia Bank N.A. LIQ), 2.290%, 2/6/2008	3,690,000
54,965,000		North Carolina Medical Care Commission (Series 2006A), Weekly VRDNs (University Health Systems of Eastern Carolina)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.050%, 2/6/2008	54,965,000
4,180,000	[3,4]	North Carolina State, P-Floats (Series EC-1063), VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.290%, 2/7/2008	4,180,000
		TOTAL	244,770,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		North Dakota--0.7%
$29,000,000		Cass County, ND (Series 2007), Weekly VRDNs (Tharaldson Ethanol Plant I LLC)/(LaSalle Bank, N.A. LOC), 2.880%, 2/1/2008	$29,000,000
12,535,000		Richland County, ND Solid Waste Disposal (Series 2002), Weekly VRDNs (Minn-Dak Farmers Cooperative)/(Wells Fargo Bank, N.A. LOC), 2.350%, 2/7/2008	12,535,000
		TOTAL	41,535,000
		Ohio--1.8%
2,100,000		Ashland, OH, 4.25% BANs, 5/22/2008	2,103,253
68,000,000	[3,4]	Buckeye Tobacco Settlement Financing Authority, OH (MT-524), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.000%, 2/7/2008	68,000,000
10,000,000		Cleveland, OH Airport System (Series D), Weekly VRDNs (GTD by WestLB AG LOC), 2.210%, 2/6/2008	10,000,000
6,250,000		Medina County, OH (Series 1998), Weekly VRDNs (Mack Industries, Inc.)/(Key Bank, N.A. LOC), 2.310%, 2/7/2008	6,250,000
1,255,000	[3,4]	Ohio HFA, MERLOTS (Series 2001-A78), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 2.290%, 2/6/2008	1,255,000
2,755,000	[3,4]	Ohio HFA, MERLOTS (Series 2006-A2), TOBs (GNMA COL)/(Bank of New York LIQ), 1.22%, 2/20/2008	2,755,000
2,620,000	[3,4]	Ohio HFA, Variable Rate Certificates (Series 2001-I), Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ), 2.280%, 2/7/2008	2,620,000
10,800,000		Ohio State, Environmental Improvement Revenue Bonds (Series 1996), Weekly VRDNs (Newark Group Industries, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 2.260%, 2/7/2008	10,800,000
2,657,500		Ross County, OH (Series A), 4.25% BANs, 5/29/2008	2,661,624
3,125,000		Stark County, OH IDR Weekly VRDNs (Shearer's Foods, Inc.)/(National City Bank LOC), 2.370%, 2/7/2008	3,125,000
3,400,000		Wood County, OH (Series 1999), Weekly VRDNs (Dowa THT America, Inc.)/(Comerica Bank LOC), 2.270%, 2/6/2008	3,400,000
		TOTAL	112,969,877
		Oklahoma--1.0%
5,650,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC), 2.500%, 2/7/2008	5,650,000
16,354,501	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT)/(Series 2004-3), Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 2.320%, 2/7/2008	16,354,501
7,500,000		Oklahoma Development Finance Authority (Series 2002), Weekly VRDNs (ConocoPhillips Co.)/(GTD by ConocoPhillips), 2.100%, 2/6/2008	7,500,000
14,000,000		Oklahoma Development Finance Authority (Series 2003), Weekly VRDNs (ConocoPhillips Co.)/(GTD by ConocoPhillips), 2.100%, 2/6/2008	14,000,000
20,220,000		Tulsa, OK Airport Improvement Trust (Series 2007C: Tulsa International Airport), Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 2.27%, 2/7/2008	20,220,000
		TOTAL	63,724,501
		Oregon--1.5%
3,500,000		Oregon State EDRB (Series CXLVII), Weekly VRDNs (Toyo Tanso USA, Inc.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 3.100%, 2/7/2008	3,500,000
57,000,000		Oregon State (2007 Series A), 4.50% TANs, 6/30/2008	57,196,998
12,665,000	[3,4]	Oregon State, Elderly and Disabled Housing (PT-4105), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.310%, 2/7/2008	12,665,000
10,000,000		Port of Morrow, OR (Series 2001A), Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland, Utrecht LOC), 2.350%, 2/7/2008	10,000,000
10,000,000		Port of Morrow, OR (Series 2001C), Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland, Utrecht LOC), 2.350%, 2/7/2008	10,000,000
		TOTAL	93,361,998
		Pennsylvania--1.4%
39,000,000		Pennsylvania EDFA, (Series 2007), Weekly VRDNs (Evergreen Community Power Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.880%, 2/1/2008	39,000,000
10,000,000		Pennsylvania EDFA, Wastewater Treatment Refunding Revenue Bonds (Series 2004A), Weekly VRDNs (Sunoco, Inc.), 3.005%, 2/6/2008	10,000,000
2,500,000		Pennsylvania EDFA, Wastewater Treatment Refunding Revenue Bonds (Series 2004B), Weekly VRDNs (Sunoco, Inc.), 2.440%, 2/6/2008	2,500,000
800,000		Pennsylvania State Higher Education Assistance Agency (Series 2002B), Weekly VRDNs (FSA INS)/(GTD by Bayerische Landesbank, Lloyds TSB Bank PLC, London, State Street Bank and Trust Co. and WestLB AG LIQs), 2.250%, 2/7/2008	800,000
36,200,000		Pennsylvania State Higher Education Assistance Agency (Series 2002 A), Weekly VRDNs (FSA INS)/(GTD by Bayerische Landesbank, Lloyds TSB Bank PLC, London, State Street Bank and Trust Co. and WestLB AG LIQs), 2.250%, 2/7/2008	36,200,000
		TOTAL	88,500,000
		Rhode Island--0.5%
10,000,000		Cumberland, RI, 4.00% BANs, 5/15/2008	10,009,577
6,110,000		North Smithfield, RI, 4.25% BANs, 7/1/2008	6,135,948
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Rhode Island--continued
$3,390,000		Rhode Island Industrial Facilities Corp., (Series 2001), Weekly VRDNs (Interplex Industries, Inc.)/(Key Bank, N.A. LOC), 2.310%, 2/7/2008	$3,390,000
10,000,000		Woonsocket, RI, 4.00% BANs, 7/15/2008	10,017,645
		TOTAL	29,553,170
		South Carolina--1.6%
14,650,000		Berkeley County, SC Exempt Facility Industrial Development (Series 1997), Daily VRDNs (BP Amoco Corp.), 1.870%, 2/1/2008	14,650,000
24,000,000		Berkeley County, SC IDB Weekly VRDNs (Nucor Corp.), 2.170%, 2/6/2008	24,000,000
10,000,000		Berkeley County, SC IDB (Series 1996A), Weekly VRDNs (Nucor Corp.), 2.170%, 2/6/2008	10,000,000
5,600,000		Berkeley County, SC IDB (Series 1997), Weekly VRDNs (Nucor Corp.), 2.170%, 2/6/2008	5,600,000
24,800,000		Berkeley County, SC IDB (Series 1998), Weekly VRDNs (Nucor Corp.), 2.170%, 2/6/2008	24,800,000
3,700,000		South Carolina Jobs-EDA, (Series 1996), Weekly VRDNs (PVC Container Corp. Project)/(PNC Bank, N.A. LOC), 2.290%, 2/6/2008	3,700,000
14,600,000		South Carolina State Housing Finance & Development Authority, (Series 2007B), 3.87% BANs, 9/2/2008	14,600,000
2,030,000	[3,4]	South Carolina State Housing Finance & Development Authority, ROCs (Series 398), Weekly VRDNs (FSA INS)/(Citibank NA, New York LIQ), 2.360%, 2/7/2008	2,030,000
		TOTAL	99,380,000
		South Dakota--0.8%
9,850,000		Marshall County, SD (Series 2007), Weekly VRDNs (Veblen East Dairy LP)/(Wells Fargo Bank, N.A. LOC), 2.400%, 2/7/2008	9,850,000
4,000,000		South Dakota Housing Development Authority (2003 Series F), Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 2.250%, 2/7/2008	4,000,000
10,485,000	[3,4]	South Dakota Housing Development Authority (PA-1436) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.310%, 2/7/2008	10,485,000
26,000,000		South Dakota Housing Development Authority, Homeownership Mortgage Bonds (2007 Series F), 4.25% BANs, 8/15/2008	26,060,770
		TOTAL	50,395,770
		Tennessee--1.5%
9,600,000		Blount County, TN Public Building Authority, Local Government Public Improvement Bonds (Series D-1-A), Daily VRDNs (Morristown, TN)/(AMBAC INS)/(DePfa Bank PLC LIQ), 6.000%, 2/1/2008	9,600,000
14,000,000		Blount County, TN Public Building Authority, Local Government Public Improvement Bonds (Series D-1-B), Daily VRDNs (Blount County, TN)/(AMBAC INS)/(DePfa Bank PLC LIQ), 6.000%, 2/1/2008	14,000,000
7,100,000		Blount County, TN Public Building Authority, Local Government Public Improvement Bonds (Series D7-A), Daily VRDNs (Alcoa, TN)/(XL Capital Assurance Inc. INS)/(DePfa Bank PLC LIQ), 6.000%, 2/1/2008	7,100,000
1,200,000		Dover, TN, IDB (Series 1997), Weekly VRDNs (Nashville Wire Products Manufacturing Co.)/(Regions Bank, Alabama LOC), 2.320%, 2/7/2008	1,200,000
1,385,000		Hamilton County, TN, IDB Weekly VRDNs (Pavestone Co.)/(JPMorgan Chase Bank, N.A. LOC), 2.500%, 2/7/2008	1,385,000
12,000,000		Sevier County, TN Public Building Authority (Series IV-D-2), Daily VRDNs (Bradley County, TN)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 6.000%, 2/1/2008	12,000,000
10,345,000		Sevier County, TN Public Building Authority (Series IV-H-1), Daily VRDNs (Loudon County, TN)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 6.000%, 2/1/2008	10,345,000
18,000,000		Sevier County, TN Public Building Authority (Series IV-J-1), Daily VRDNs (Claiborne County, TN)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 6.000%, 2/1/2008	18,000,000
9,400,000		Shelby County, TN Health Education & Housing Facilities Board (Series 2005), Weekly VRDNs (FSP-Wyndridge III LLC)/(FHLMC LOC), 2.500%, 2/7/2008	9,400,000
2,135,000	[3,4]	Tennessee Energy Acquisition Corp., P-Floats (Series EC-1147), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 4.200%, 2/7/2008	2,135,000
845,000		Tullahoma, TN, IDB (Series 1995), Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC), 2.240%, 2/6/2008	845,000
7,000,000		Wilson County, TN Health and Educational Facilities Board, Forest View Apartments (Series 2003), Weekly VRDNs (Forest View LP)/(Regions Bank, Alabama LOC), 2.440%, 2/7/2008	7,000,000
		TOTAL	93,010,000
		Texas--12.2%
12,000,000		Brazos Harbor, TX IDC (Series 2003), Weekly VRDNs (Conoco Phillips), 2.100%, 2/6/2008	12,000,000
48,500,000		Brazos Harbor, TX IDC (Series 2006), Weekly VRDNs (BASF Corp.), 2.360%, 2/6/2008	48,500,000
20,000,000		Brazos River Authority, TX (Series 2001 D-2), Weekly VRDNs (Texas Competitive Electric Holdings Co. LLC)/(Citibank NA, New York LOC), 2.380%, 2/6/2008	20,000,000
44,630,000		Brazos River Authority, TX (Series 2002A), Weekly VRDNs (Texas Competitive Electric Holdings Co. LLC)/(Citibank NA, New York LOC), 2.380%, 2/6/2008	44,630,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--continued
$5,035,000		Colorado County, TX, IDC (Series 2000), Weekly VRDNs (Great Southern Wood, Inc.)/(Wachovia Bank N.A. LOC), 2.400%, 2/6/2008	$5,035,000
2,100,000		Dalhart, TX Economic Development Corp. (Series 2005) Weekly VRDNs (DARE Investments)/(Rabobank Nederland, Utrecht LOC), 2.350%, 2/7/2008	2,100,000
2,950,000		Dalhart, TX Economic Development Corp. (Series 2005), Weekly VRDNs (Northside Farms LLC)/(Rabobank Nederland, Utrecht LOC), 2.350%, 2/7/2008	2,950,000
7,150,000	[3,4]	Dallas-Fort Worth, TX International Airport, PUTTERs (Series 350), Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.150%, 2/7/2008	7,150,000
9,400,000		DeSoto, TX Housing Finance Corp. (Series 2004), Weekly VRDNs (Hickory Manor Senior Apartments)/(FHLMC LOC), 2.290%, 2/7/2008	9,400,000
10,420,000	[3,4]	Ellis County, TX, Solar Eclipse (Series 2007-0080), 3.63% TOBs (FGIC INS)/(U.S. Bank, N.A. LIQ), Optional Tender 6/19/2008	10,420,000
11,250,000		Gulf Coast, TX IDA, Marine Terminal Revenue Bonds (Series 1993), Daily VRDNs (BP Amoco Corp.), 1.870%, 2/1/2008	11,250,000
2,000,000		Gulf Coast, TX Waste Disposal Authority (Series 1994), Daily VRDNs (BP Amoco Corp.), 1.870%, 2/1/2008	2,000,000
7,500,000		Gulf Coast, TX Waste Disposal Authority (Series 1996), Daily VRDNs (BP Amoco Corp.), 1.870%, 2/1/2008	7,500,000
6,500,000		Gulf Coast, TX Waste Disposal Authority (Series 1997), Daily VRDNs (BP Amoco Corp.), 1.870%, 2/1/2008	6,500,000
15,000,000		Gulf Coast, TX Waste Disposal Authority (Series 1998), Daily VRDNs (BP Amoco Corp.), 1.870%, 2/1/2008	15,000,000
25,000,000		Gulf Coast, TX Waste Disposal Authority (Series 2001), Weekly VRDNs (American Acryl LP)/(Citibank NA, New York LOC), 2.300%, 2/7/2008	25,000,000
19,000,000		Gulf Coast, TX Waste Disposal Authority (Series 2003), Daily VRDNs (BP Amoco Chemical Co.)/(BP PLC GTD), 1.870%, 2/1/2008	19,000,000
7,000,000		Gulf Coast, TX Waste Disposal Authority (Series 2004), Weekly VRDNs (Republic Waste Services of Texas Ltd.)/(Republic Services, Inc. GTD), 2.800%, 2/7/2008	7,000,000
18,800,000		Gulf Coast, TX Waste Disposal Authority (Series 2005), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 1.870%, 2/1/2008	18,800,000
6,300,000		Gulf Coast, TX Waste Disposal Authority (Series 2005), Weekly VRDNs (Air Products & Chemicals, Inc.), 2.180%, 2/6/2008	6,300,000
7,800,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 1999), Weekly VRDNs (Air Products & Chemicals, Inc.), 2.180%, 2/6/2008	7,800,000
10,700,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000), Weekly VRDNs (Air Products LP)/(GTD by Air Products & Chemicals, Inc.), 2.180%, 2/6/2008	10,700,000
7,000,000		Harris County, TX Housing Finance Corp., Park at Kirkstall Apartments (Series 2002), Weekly VRDNs (Harris Park Partners LP)/(Wachovia Bank N.A. LOC), 2.340%, 2/7/2008	7,000,000
9,555,000	[3,4]	Houston, TX Airport System, MERLOTS (Series 2001-B4), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 2.410%, 2/6/2008	9,555,000
6,930,000	[3,4]	Houston, TX Airport System, Floater Certificates (Series 2006-1382X), Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ), 3.920%, 2/7/2008	6,930,000
14,000,000		Houston, TX Housing Finance Corp. (Series 2007), Weekly VRDNs (Regency Park Apartments)/(FNMA LOC), 2.210%, 2/6/2008	14,000,000
97,645,000		North Texas Tollway Authority, Revenue Bonds (Series 2005C), Weekly VRDNs (FGIC INS)/(DePfa Bank PLC LIQ), 6.500%, 2/6/2008	97,645,000
7,278,500	[3,4]	Pflugerville, TX ISD, Floater Certificates (Series 2004-1058), 3.75% TOBs (GTD by Texas PSFG Program)/(Morgan Stanley LIQ), Optional Tender 3/6/2008	7,278,500
5,000,000		Port Arthur Navigation District, TX, IDC (Series 2000), Weekly VRDNs (Air Products & Chemicals, Inc.), 2.180%, 2/6/2008	5,000,000
15,000,000		Port Arthur Navigation District, TX, IDC (Series 2001), Weekly VRDNs (Air Products & Chemicals, Inc.), 2.180%, 2/6/2008	15,000,000
9,815,000	[3,4]	Port Houston Authority, TX Harris County, MuniTOPS (Series 2006-69), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 2.550%, 2/7/2008	9,815,000
8,870,000	[3,4]	Port of Houston Authority, TX, PUTTERs (Series 2173), Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.600%, 2/7/2008	8,870,000
34,500,000		Red River Authority, TX, Solid Waste Disposal Revenue Bonds (Series 2006), Weekly VRDNs (Panda Hereford Ethanol LP)/(Societe Generale, Paris LOC), 2.290%, 2/7/2008	34,500,000
2,140,000		Saginaw, TX, IDA (Series 1998), Weekly VRDNs (Glad Investing Partners Ltd.)/(JPMorgan Chase Bank, N.A. LOC), 2.500%, 2/7/2008	2,140,000
12,560,000		Tarrant County, TX Housing Finance Corp. (Series 2003), Weekly VRDNs (Tarrant County Partners LP)/(Wachovia Bank N.A. LOC), 2.390%, 2/7/2008	12,560,000
46,750,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. II (PT-4246), Weekly VRDNs (KBC Bank N.V. LIQ), 2.850%, 2/7/2008	46,750,000
80,000,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. II (PT-4281), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.850%, 2/7/2008	80,000,000
24,000,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. II, P-Floats (Series EC-1170), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.850%, 2/7/2008	24,000,000
10,000,000	[3,4]	Texas State Department of Housing & Community Affairs (PA-1308), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ), 2.280%, 2/7/2008	10,000,000
2,500,000	[3,4]	Texas State Department of Housing & Community Affairs (Series 2005 FR/RI-L2), Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings, Inc. LIQ), 2.260%, 2/6/2008	2,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--continued
$10,000,000		Texas State Department of Housing & Community Affairs (Series 2007) Weekly VRDNs (Onion Creek Housing Partners Ltd.)/(JPMorgan Chase Bank, N.A. LOC), 2.340%, 2/7/2008	$10,000,000
13,400,000		Texas State Department of Housing & Community Affairs, Addison Park Apartments (Series 2004), Weekly VRDNs (Arlington Partners LP)/(Compass Bank, Birmingham LOC), 2.440%, 2/7/2008	13,400,000
1,830,000	[3,4]	Texas State Department of Housing & Community Affairs, MERLOTS (Series 2003-A8), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 2.290%, 2/6/2008	1,830,000
36,400,000		Texas State (Series 2007), 4.50% TRANs, 8/28/2008	36,558,249
150,000		Waco, TX Education Finance Corp. (Series 2002A), Weekly VRDNs (Baylor University)/(XL Capital Assurance Inc. INS)/(Dexia Credit Local LIQ), 3.800%, 2/6/2008	150,000
325,000		Waco, TX Education Finance Corp. (Series 2006), Weekly VRDNs (Baylor University)/(XL Capital Assurance Inc. INS)/(Dexia Credit Local LIQ), 3.800%, 2/6/2008	325,000
		TOTAL	754,841,749
		Utah--0.1%
4,000,000		West Jordan, UT (Series 1999), Weekly VRDNs (Penco Products, Inc.)/(Key Bank, N.A. LOC), 2.350%, 2/7/2008	4,000,000
		Vermont--0.1%
3,945,000	[3,4]	Vermont HFA (Series 2004 FR/RI-L76), Weekly VRDNs (FSA INS)/(Lehman Brothers Holdings, Inc. LIQ), 2.210%, 2/6/2008	3,945,000
1,335,000	[3,4]	Vermont HFA, MERLOTS (Series 2001-A49), 3.75% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 2/20/2008	1,335,000
485,000	[3,4]	Vermont HFA, MERLOTS (Series 2001-A91), 3.75% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 2/20/2008	485,000
		TOTAL	5,765,000
		Virginia--4.4%
34,300,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 3.72% CP (Virginia Electric & Power Co.), Mandatory Tender 2/7/2008	34,300,000
25,000,000		Hanover County, VA, EDA (Series 2005A), Weekly VRDNs (Bon Secours Health System)/(MBIA Insurance Corp. INS)/(U.S. Bank, N.A. LIQ), 3.750%, 2/6/2008	25,000,000
4,500,000		Hanover County, VA, IDA (Series 2005A), Weekly VRDNs (Rhapsody Land & Development LLC)/(Wachovia Bank N.A. LOC), 2.250%, 2/7/2008	4,500,000
12,000,000		Henrico County, VA, EDA (Series 2000), Weekly VRDNs (White Oak Semiconductor LP)/(Citibank NA, New York LOC), 2.110%, 2/6/2008	12,000,000
3,400,000		Louisa, VA (Series 1984), 2.60% CP (Virginia Electric & Power Co.), Mandatory Tender 2/26/2008	3,400,000
4,000,000		Louisa, VA (Series 1984), 2.70% CP (Virginia Electric & Power Co.), Mandatory Tender 2/25/2008	4,000,000
60,000,000		Metropolitan Washington, DC Airports Authority (Series 2005A), 3.52% CP (JPMorgan Chase Bank, N.A. LOC), Mandatory Tender 3/11/2008	60,000,000
24,400,000		Metropolitan Washington, DC Airports Authority (Series 2005A), 3.72% CP (Bank of America N.A. LOC), Mandatory Tender 2/6/2008	24,400,000
19,000,000		Metropolitan Washington, DC Airports Authority (Series 2005B), 3.70% CP (Bank of America N.A. LOC), Mandatory Tender 4/3/2008	19,000,000
14,850,000	[3,4]	Metropolitan Washington, DC Airports Authority, ROCs (Series 12060), Weekly VRDNs (MBIA Insurance Corp. INS)/(Citigroup, Inc. LIQ), 2.660%, 2/7/2008	14,850,000
43,000,000		Metropolitan Washington, DC Airports Authority, (Subseries A), 3.64% CP (GTD by Landesbank Baden-Wuerttemberg and WestLB AG LOCs), Mandatory Tender 2/5/2008	43,000,000
13,500,000		Norfolk, VA, EDA (Series 2005A), Weekly VRDNs (Bon Secours Health System)/(MBIA Insurance Corp. INS)/(Landesbank Baden-Wuerttemberg LIQ), 3.750%, 2/5/2008	13,500,000
12,175,000	[3,4]	Virginia State Housing Development Authority, Class A Certificates (Series 7019), Weekly VRDNs (Bear Stearns Cos., Inc. LIQ), 2.300%, 2/7/2008	12,175,000
5,285,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2006-B21), Weekly VRDNs (Wachovia Bank N.A. LIQ), 2.270%, 2/6/2008	5,285,000
		TOTAL	275,410,000
		Washington--3.5%
6,980,000	[3,4]	Chelan County, WA Public Utility District No. 1, MERLOTS (Series 2001-B1), Weekly VRDNs (Chelan Hydro Consolidated System)/(MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 2.460%, 2/6/2008	6,980,000
7,450,000	[3,4]	Grant County, WA Public Utilities District No. 002, Solar Eclipse (Series 2007-96), 3.78% TOBs (MBIA Insurance Corp. INS)/(U.S. Bank, N.A. LIQ), Optional Tender 3/6/2008	7,450,000
9,000,000		Pierce County, WA Economic Development Corp., (Series 1995), Weekly VRDNs (Simpson-Tacoma Kraft Co.)/(Bank of America N.A. LOC), 2.500%, 2/7/2008	9,000,000
3,835,000		Port of Pasco, WA Economic Development Corp., (Series 1996), Weekly VRDNs (Douglas Fruit Co., Inc.)/(U.S. Bank, N.A. LOC), 2.270%, 2/7/2008	3,835,000
4,995,000	[3,4]	Port of Seattle, WA (PT-720), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ), 3.600%, 2/7/2008	4,995,000
4,450,000	[3,4]	Port of Seattle, WA (PT-728), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ), 2.800%, 2/7/2008	4,450,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Washington--continued
$4,320,000	[3,4]	Port of Seattle, WA (PT-850), Weekly VRDNs (MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 2.800%, 2/7/2008	$4,320,000
7,485,000	[3,4]	Port of Seattle, WA, MERLOTS (Series 2001-A53), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 2.560%, 2/6/2008	7,485,000
3,925,000	[3,4]	Port of Seattle, WA, MERLOTS (Series 2002-B4), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 2.560%, 2/6/2008	3,925,000
4,990,000	[3,4]	Port of Seattle, WA, MERLOTS (Series 2006-C1), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 2.270%, 2/6/2008	4,990,000
5,075,000	[3,4]	Port of Seattle, WA, MERLOTS (Series 2007-C13), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ), 2.560%, 2/6/2008	5,075,000
4,000,000	[3,4]	Port of Seattle, WA, PUTTERs (Series 2020), Weekly VRDNs (AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.700%, 2/7/2008	4,000,000
12,330,000	[3,4]	Port of Seattle, WA, ROCs (Series 12102), Weekly VRDNs (FSA INS)/(Citibank NA, New York LIQ), 2.400%, 2/7/2008	12,330,000
80,310,000		Port of Tacoma, WA (Series 2006), Daily VRDNs (XL Capital Assurance Inc. INS)/(Banco Bilbao Vizcaya Argentaria SA LIQ), 4.500%, 2/1/2008	80,310,000
11,500,000		Seattle, WA Housing Authority (Series 2007), Weekly VRDNs (High Point South LP)/(Key Bank, N.A. LOC), 2.310%, 2/7/2008	11,500,000
7,990,000	[3,4]	Spokane, WA Public Facilities District, MERLOTS (Series 2001-A111), 3.75% TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 2/20/2008	7,990,000
6,825,000		Washington State EDFA (Series 2000H), Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 2.300%, 2/6/2008	6,825,000
5,500,000		Washington State EDFA (Series 2001C), Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 2.300%, 2/6/2008	5,500,000
7,375,000		Washington State EDFA (Series 2001E), Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Wachovia Bank N.A. LOC), 2.350%, 2/7/2008	7,375,000
1,000,000		Washington State EDFA (Series 2001L), Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Wachovia Bank N.A. LOC), 2.350%, 2/7/2008	1,000,000
4,950,000		Washington State EDFA (Series 2004B), Weekly VRDNs (Cedar Grove Composting, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.380%, 2/6/2008	4,950,000
4,865,000		Washington State EDFA (Series 2005B), Weekly VRDNs (Harold LeMay Enterprises, Inc.)/(Bank of America N.A. LOC), 2.380%, 2/6/2008	4,865,000
5,840,000		Washington State EDFA (Series 2006K), Weekly VRDNs (Heirborne Investments LLC)/(Wells Fargo Bank, N.A. LOC), 2.380%, 2/6/2008	5,840,000
		TOTAL	214,990,000
		West Virginia--1.7%
545,000		Berkeley County, WV County Commission (Series 1994), Weekly VRDNs (Brentwood Industries, Inc.)/(General Electric Capital Corp. LOC), 2.250%, 2/6/2008	545,000
10,000,000		Grant County, WV County Commission, PCRB (Series 1994), 2.90% CP (Virginia Electric & Power Co.), Mandatory Tender 3/3/2008	10,000,000
5,000,000		Grant County, WV County Commission, Solid Waste Disposal Revenue Bonds (Series 1996), 3.53% CP (Virginia Electric & Power Co.), Mandatory Tender 2/11/2008	5,000,000
3,760,000		Ritchie County, WV, IDRB (Series 1996), Weekly VRDNs (Simonton Building Products, Inc.)/(PNC Bank, N.A. LOC), 2.260%, 2/7/2008	3,760,000
21,230,000	[3,4]	West Virginia Housing Development Fund (PT-3948), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.310%, 2/7/2008	21,230,000
39,100,000		West Virginia Public Energy Authority (1989 Series A), 2.85% CP (Morgantown Energy Associates)/(Dexia Credit Local LOC), Mandatory Tender 4/10/2008	39,100,000
23,000,000		West Virginia Public Energy Authority (1989 Series A), 3.50% CP (Morgantown Energy Associates)/(Dexia Credit Local LOC), Mandatory Tender 2/7/2008	23,000,000
		TOTAL	102,635,000
		Wisconsin--2.2%
8,745,000	[3,4]	Badger, WI Tobacco Asset Securitization Corp., (PA-1361), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.000%, 2/7/2008	8,745,000
9,500,000		Brokaw, WI, Sewage and Solid Waste Revenue Bonds (Series 1995), Weekly VRDNs (Wausau Paper Mills Co.)/(Bank of America N.A. LOC), 2.450%, 2/7/2008	9,500,000
4,000,000		Combined Locks, WI, Development Revenue Bonds (Series 1997), Weekly VRDNs (Appleton Papers)/(Bank of America N.A. LOC), 2.450%, 2/7/2008	4,000,000
800,000		Grand Chute, WI (Series 2000A), Weekly VRDNs (Pacon Corp.)/(U.S. Bank, N.A. LOC), 2.320%, 2/6/2008	800,000
1,365,000		Hartford, WI (Series 2000), Weekly VRDNs (Advance Bag, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.290%, 2/7/2008	1,365,000
2,300,000		Milwaukee, WI (Series 1997), 3.50% TOBs (Signature Flight Support Corp.)/(GTD by Bayerische Landesbank LOC), Optional Tender 6/1/2008	2,300,000
4,085,000	[3,4]	Wisconsin Housing & EDA (PT-3456), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.310%, 2/7/2008	4,085,000
31,285,000		Wisconsin Housing & EDA (Series 2004E), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 2.150%, 2/6/2008	31,285,000
16,425,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 2.150%, 2/6/2008	16,425,000
23,000,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 2.150%, 2/6/2008	23,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Wisconsin--continued
$8,520,000	[3,4]	Wisconsin Housing & EDA (PA-1473R), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.380%, 2/7/2008	$8,520,000
23,555,000	[3,4]	Wisconsin State HEFA, Solar Eclipse (Series 2007-0029), 3.78% TOBs (Ascension Health Senior Credit Group)/(AMBAC INS)/(U.S. Bank, N.A. LIQ), Optional Tender 7/17/2008	23,555,000
		TOTAL	133,580,000
		TOTAL INVESTMENTS--100.1% (AT AMORTIZED COST) [5]	6,205,064,607
		OTHER ASSETS AND LIABILITIES - NET--(0.1)% [6]	(3,139,570)
		TOTAL NET ASSETS--100%	$6,201,925,037
Securities that are subject to the federal alternative minimum tax (AMT) represent 63.6% of the portfolio as calculated based on total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At January 31, 2008, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier	Second Tier
95.7%	4.3%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2008, these restricted securities amounted to $1,574,468,291, which represented 25.4% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At January 31, 2008, these liquid restricted securities amounted to $1,574,468,291, which represented 25.4% of total net assets.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2008.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
EDRB	--Economic Development Revenue Bond
FGIC	--Financial Guaranty Insurance Company
FHLB	--Federal Home Loan Bank
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDFA	--Industrial Development Finance Authority
IDR	--Industrial Development Revenue
IDRB	--Industrial Development Revenue Bond
IFA	--Industrial Finance Authority
INS	--Insured
INV	--Investment Agreement
ISD	--Independent School District
LIQs	--Liquidity Agreements
LOCs	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi-Family Housing
MMMs	--Money Market Municipals
PCFA	--Pollution Control Finance Authority
PCR	--Pollution Control Revenue
PCRB(s)	--Pollution Control Revenue Bond(s)
PRF	--Prerefunded
PSFG	--Permanent School Fund Guarantee
PUTTERs	--Puttable Tax Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
SFM	--Single Family Mortgage
SPEARs	--Short Puttable Exempt Adjustable Receipts
SWP	--Swap Agreement
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Prime Cash Obligations Fund
Portfolio of Investments Summary Tables

At January 31, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	48.9%
Variable Rate Demand Instruments	34.3%
Bank Instruments	16.5%
Repurchase Agreement	0.4%
Other Assets and Liabilities--Net [2]	(0.1)%
TOTAL	100.0%

At January 31, 2008, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	30.7	% [4]
8-30 Days	17.1%
31-90 Days	29.4%
91-180 Days	19.6%
181 Days or more	3.3%
Other Assets and Liabilities--Net [2]	(0.1)%
TOTAL	100.0%

1 Commercial Paper and Notes include any fixed-rate security that is not a bank instrument. A variable rate demand instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 16.9% of the Fund's portfolio.

Prime Cash Obligations Fund
Portfolio of Investments

January 31, 2008 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--3.7%
		Finance - Automotive--2.1%
$51,314,623	[1]	CAL Securitization Trust 2006-1, Class A2, 4.506%, 12/15/2008	$51,314,623
7,678,400	[1]	CAL Securitization Trust 2007-1, Class A1, 5.425%, 7/15/2008	7,678,400
54,213,741	[1,2]	Capital Auto Receivables Asset Trust 2007-SN2, Class A1, 5.104%, 12/15/2008	54,213,741
14,000,000		Carmax Auto Owner Trust 2008-1, Class A1, 4.453%, 1/15/2009	14,000,000
23,208,767	[1,2]	Ford Credit Auto Owner Trust 2007-B, Class A1, 5.291%, 10/15/2008	23,208,766
2,343,100		Hyundai Auto Receivables Trust 2007-A, Class A1, 5.290%, 10/15/2008	2,343,100
2,877,555		Merrill Auto Trust Securitization 2007-1, Class A1, 5.346%, 6/16/2008	2,877,555
30,000,000		Nissan Auto Receivables Owner Trust 2008-A, Class A1, 3.997%, 1/15/2009	30,000,000
7,514,996		Triad Automobile Receivables Trust 2007-B, Class A1, 5.068%, 12/12/2008	7,514,996
7,840,440		World Omni Automobile Receivables Trust 2007-B, Class A1, 5.676%, 10/15/2008	7,840,440
		TOTAL	200,991,621
		Finance - Equipment--0.5%
24,318,295		GE Equipment Midticket LLC Series 2007-1, Class A1, 4.905%, 11/14/2008	24,318,295
20,546,029	[1,2]	Marlin Leasing Receivables XI LLC Series 2007-1, Class A1, 5.214%, 10/15/2008	20,546,029
		TOTAL	44,864,324
		Finance - Retail--1.1%
53,000,000	[1,2]	Arkle Master Issuer PLC 2007-1, Class 1A, 4.002%, 5/17/2008	52,865,729
55,000,000		Holmes Master Issuer PLC 2007-1, Class 1A1, 4.216%, 3/15/2008	55,000,000
		TOTAL	107,865,729
		TOTAL ASSET-BACKED SECURITIES	353,721,674
		CERTIFICATES OF DEPOSIT--16.5%
		Banking--16.5%
50,000,000		Bank of Montreal, 3.250%, 7/29/2008	50,000,000
240,000,000		Barclays Bank PLC, 3.050% - 5.380%, 2/11/2008 - 7/25/2008	240,004,126
50,000,000		Chase Bank USA, N.A., 5.130%, 4/14/2008	50,000,000
150,300,000		Comerica Bank, 4.250% - 4.850%, 5/20/2008 - 7/10/2008	150,300,000
115,000,000		Credit Suisse, Zurich, 4.420% - 5.405%, 4/11/2008 - 7/3/2008	114,999,800
277,000,000		DePfa Bank PLC, 4.780% - 5.370%, 2/8/2008 - 6/11/2008	277,000,000
115,600,000		Natixis, 3.000% - 4.860%, 5/27/2008 - 8/1/2008	115,600,000
85,000,000		Royal Bank of Scotland PLC, Edinburgh, 3.760% - 4.850%, 5/21/2008 - 7/18/2008	85,000,000
75,000,000		Societe Generale, Paris, 5.420%, 7/10/2008	75,000,000
25,000,000		Toronto Dominion Bank, 4.330%, 7/8/2008	25,000,000
415,000,000		UBS AG, 4.080% - 4.940%, 6/5/2008 - 10/15/2008	415,005,050
		TOTAL CERTIFICATES OF DEPOSIT	1,597,908,976
		COLLATERALIZED LOAN AGREEMENTS--12.7%
		Banking--7.8%
100,000,000		BNP Paribas Securities Corp., 3.275%, 2/1/2008	100,000,000
100,000,000		Barclays Capital, Inc., 3.700%, 2/1/2008	100,000,000
170,000,000		Credit Suisse First Boston LLC, 3.325%, 2/1/2008	170,000,000
Principal Amount			Value
		COLLATERALIZED LOAN AGREEMENTS--continued
		Banking--continued
$250,000,000		Deutsche Bank Securities, Inc., 3.325%, 2/1/2008	$250,000,000
140,000,000		Greenwich Capital Markets, Inc., 3.325%, 2/1/2008	140,000,000
		TOTAL	760,000,000
		Brokerage--4.9%
274,000,000		Citigroup Global Markets, Inc., 3.325%, 2/1/2008	274,000,000
200,000,000		Goldman Sachs & Co., 3.295%, 2/1/2008	200,000,000
		TOTAL	474,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	1,234,000,000
		COMMERCIAL PAPER--29.3% [3]
		Banking--6.8%
30,000,000		Bank of America Corp., 4.955%, 3/12/2008	29,834,833
60,000,000		Bank of Scotland, Edinburgh, 3.220%, 7/22/2008	59,076,933
50,000,000		Calyon, Paris, 3.800%, 7/11/2008	49,150,278
75,000,000		DePfa Bank PLC, 4.648% - 5.272%, 2/14/2008 - 5/6/2008	74,598,163
50,000,000	[1,2]	Fountain Square Commercial Funding Corp., 3.970%, 4/22/2008	49,553,375
30,000,000		Greenwich Capital Holdings, Inc., (GTD by Royal Bank of Scotland PLC, Edinburgh), 4.255%, 6/9/2008	29,542,588
100,000,000	[1,2]	Long Lane Master Trust IV, (Bank of America N.A. SWP), 3.450% - 5.050%, 3/7/2008 - 4/24/2008	99,292,396
174,000,000	[1,2]	Picaros Funding LLC, (GTD by KBC Bank N.V.), 3.900% - 5.140%, 2/5/2008 - 6/5/2008	172,453,186
50,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 4.545%, 4/7/2008	49,583,375
50,000,000		Societe Generale North America, Inc., 3.190%, 7/30/2008	49,202,500
		TOTAL	662,287,627
		Brokerage--0.2%
15,000,000		Morgan Stanley, 5.355%, 2/19/2008	14,959,838
		Finance - Automotive--4.9%
50,000,000		DRAC LLC, A1+/P1 Series, 3.350%, 7/21/2008	49,204,375
277,500,000		FCAR Auto Loan Trust, A1+/P1 Series, 3.750% - 5.600%, 2/12/2008 - 6/25/2008	274,876,883
153,000,000		FCAR Auto Loan Trust, A1/P1 Series, 4.430% - 5.510%, 2/15/2008 - 7/2/2008	151,681,063
		TOTAL	475,762,321
		Finance - Commercial--6.2%
225,000,000	[1,2]	Edison Asset Securitization LLC, 4.780% - 4.900%, 3/10/2008 - 6/10/2008	222,958,194
253,787,000	[1,2]	Fairway Finance Co. LLC, 3.300% - 5.470%, 2/4/2008 - 4/16/2008	252,643,752
50,000,000		General Electric Capital Corp., 5.020%, 2/7/2008	49,958,167
75,000,000	[1,2]	Versailles CDS LLC, 5.650% - 5.800%, 3/5/2008 - 3/6/2008	74,596,632
		TOTAL	600,156,745
		Finance - Retail--7.8%
50,000,000	[1,2]	Alpine Securitization Corp., 3.250%, 4/25/2008	49,620,833
93,000,000	[1,2]	Barton Capital LLC, 3.280%, 4/21/2008	92,322,133
92,017,000	[1,2]	Chariot Funding LLC, 3.350% - 5.350%, 2/22/2008 - 4/18/2008	91,640,526
372,550,000	[1,2]	Sheffield Receivables Corp., 3.330% - 5.500%, 2/5/2008 - 4/18/2008	371,427,387
70,988,000	[1,2]	Tulip Funding Corp., 4.700%, 4/3/2008	70,413,392
75,000,000	[1,2]	Yorktown Capital LLC, 3.200% - 5.400%, 3/19/2008 - 4/21/2008	74,469,722
		TOTAL	749,893,993
Principal Amount			Value
		COMMERCIAL PAPER--continued [3]
		Finance - Securities--2.7%
$190,000,000	[1,2]	Grampian Funding LLC, 4.990% - 5.080%, 3/20/2008 - 4/1/2008	$188,659,894
76,400,000	[1,2]	Perry Global Funding LLC Series A, 4.100% - 5.000%, 2/4/2008 - 2/19/2008	76,357,713
		TOTAL	265,017,607
		Pharmaceuticals and Health Care--0.7%
65,000,000	[1,2]	AstraZeneca PLC, 2.920%, 8/26/2008	63,908,650
		TOTAL COMMERCIAL PAPER	2,831,986,781
		CORPORATE BONDS--0.5%
		Finance - Retail--0.5%
51,000,000	[1,2]	SLM Corp., 4.319%, 4/14/2008	51,000,000
		CORPORATE NOTES--2.7%
		Finance - Securities--2.7%
80,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 5.350% - 5.400%, 5/21/2008 - 6/16/2008	80,000,000
177,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.350% - 5.415%, 2/4/2008 - 8/5/2008	177,000,000
		TOTAL CORPORATE NOTES	257,000,000
		NOTES - VARIABLE--34.3% [4]
		Banking--20.9%
3,490,000		1700 Financial Group, Inc., Series 2002, (Regions Bank, Alabama LOC), 3.290%, 2/7/2008	3,490,000
3,690,000		4 C's LLC, (Series 1998), (Key Bank, N.A. LOC), 3.350%, 2/7/2008	3,690,000
4,355,000		AW Mobile LLC, (Wachovia Bank N.A. LOC), 3.540%, 2/1/2008	4,355,000
2,572,000		Aaron Oil Co., Inc., (Regions Bank, Alabama LOC), 3.310%, 2/7/2008	2,572,000
4,500,000		Acton Realty Investors LLP, (Regions Bank, Alabama LOC), 3.330%, 2/7/2008	4,500,000
1,440,000		Alabama State IDA, (Regions Bank, Alabama LOC), 3.310%, 2/7/2008	1,440,000
2,000,000		Albuquerque, NM, Series 1997 El Canto, Inc., (Wells Fargo Bank, N.A. LOC), 3.420%, 2/7/2008	2,000,000
500,000		Alder Creek Properties LLC, (Key Bank, N.A. LOC), 3.350%, 2/7/2008	500,000
2,145,000		American Custom Yachts, Inc., (Regions Bank, Alabama LOC), 3.310%, 2/7/2008	2,145,000
7,240,000		Anchor Holdings LLC, Series 2000, (U.S. Bank, N.A. LOC), 3.240%, 2/7/2008	7,240,000
85,000,000		Australia & New Zealand Banking Group, Melbourne, 4.231%, 3/10/2008	85,000,000
2,025,000		BMW Investments, Inc., (Wachovia Bank N.A. LOC), 3.590%, 2/1/2008	2,025,000
40,000,000		BNP Paribas SA, 3.228%, 2/28/2008	39,975,703
3,670,000		Baldwin County Sewer Service LLC, Series 2003, (Regions Bank, Alabama LOC), 3.310%, 2/7/2008	3,670,000
40,000,000		Bank of Montreal, 3.354%, 4/30/2008	40,000,000
25,000,000	[1,2]	Bank of New York Mellon Corp., 3.345%, 2/27/2008	25,000,000
56,000,000	[1,2]	Bank of Scotland, Edinburgh, 4.431%, 2/11/2008	56,000,000
234,900,000		Bank of Scotland, Edinburgh, 4.701% - 5.300%, 2/1/2008 - 3/25/2008	234,900,000
24,520,000		Battle Creek, MI Downtown Development Authority, Series 2004, (INS by AMBAC), 4.270%, 2/6/2008	24,520,000
7,690,000		Bessemer, AL IDB, Series 2003, (Regions Bank, Alabama LOC), 3.140%, 2/7/2008	7,690,000
825,000		Biddle Road Corp., Series 2004, (Wachovia Bank N.A. LOC), 3.310%, 2/7/2008	825,000
1,620,000		Birmingham Fastener and Supply, Inc., (Regions Bank, Alabama LOC), 3.330%, 2/7/2008	1,620,000
895,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 3.480%, 2/1/2008	895,000
4,905,000		Briarwood LP, (Series 1999), (JPMorgan Chase Bank, N.A. LOC), 3.310%, 2/7/2008	4,905,000
5,400,000		Brownsburg Christian Church, Inc., (U.S. Bank, N.A. LOC), 3.410%, 2/7/2008	5,400,000
545,000		Brumfield Properties, Inc., (Regions Bank, Alabama LOC), 3.260%, 2/7/2008	545,000
26,585,000		COG Leasing Co. LLP, Series 2007, (Regions Bank, Alabama LOC), 3.310%, 2/7/2008	26,585,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$5,215,000		California Statewide Communities Development Authority, (U.S. Bank, N.A. LOC), 3.314%, 1/31/2008	$5,215,000
2,135,000		Capital Container Properties LLC, (Regions Bank, Alabama LOC), 3.310%, 2/7/2008	2,135,000
8,490,000		Capital Markets Access Co. LC, West Broad Holdings, LLC Series 2007, (Wachovia Bank N.A. LOC), 3.330%, 2/7/2008	8,490,000
20,588,000		Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 3.350%, 2/7/2008	20,588,000
52,000		Capital One Funding Corp., (Series 1993-A), (JPMorgan Chase Bank, N.A. LOC), 3.350%, 2/7/2008	52,000
9,881,000		Capital One Funding Corp., (Series 1997-G), (JPMorgan Chase Bank, N.A. LOC), 3.350%, 2/7/2008	9,881,000
1,492,000		Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 3.350%, 2/7/2008	1,492,000
2,310,000		Capital One Funding Corp., (Series 2001-C), (JPMorgan Chase Bank, N.A. LOC), 3.350%, 2/7/2008	2,310,000
8,400,000		Charlotte Christian School, Series 1999, (Wachovia Bank N.A. LOC), 3.320%, 2/6/2008	8,400,000
3,100,000		Cleveland Country Club, Inc., Series 2001, (Regions Bank, Alabama LOC), 3.330%, 2/7/2008	3,100,000
2,900,000		Cleveland, TN IDB, (Wachovia Bank N.A. LOC), 3.320%, 2/6/2008	2,900,000
5,745,000		Coilplus-Alabama, Inc., (Regions Bank, Alabama LOC), 3.310%, 2/7/2008	5,745,000
70,000,000	[1,2]	Commonwealth Bank of Australia, Sydney, 4.705%, 4/3/2008	70,000,000
13,975,000		Cook County, IL, Series 2002 A, 3.284%, 2/6/2008	13,975,000
27,120,000		Covington, KY Industrial Building Revenue Bond, Series 2005-A, (Wachovia Bank N.A. LOC), 3.210%, 2/7/2008	27,120,000
100,000,000	[1,2]	Credit Agricole S.A., 4.854%, 3/25/2008	100,000,000
50,000,000		Credit Suisse, Zurich, 5.000%, 2/26/2008	50,000,000
4,500,000		DBH Properties LLC, Series 2004, (Regions Bank, Alabama LOC), 3.310%, 2/7/2008	4,500,000
5,180,000		DLR Investments, Inc., Series 2005, (U.S. Bank, N.A. LOC), 3.330%, 2/7/2008	5,180,000
170,000,000	[1,2]	DePfa Bank PLC, 5.051%, 3/15/2008	170,000,000
15,500,000		Denham Springs Economic Development District, Bass Pro Shops Projects, Series 2007-B, (JPMorgan Chase Bank, N.A. LOC), 3.290%, 2/7/2008	15,500,000
2,855,000		Duncan Machinery Movers Inc., (Fifth Third Bank, Cincinnati LOC), 3.400%, 2/7/2008	2,855,000
1,305,000		Elliott Aviation, Inc., (U.S. Bank, N.A. LOC), 3.350%, 2/6/2008	1,305,000
855,000		Elsinore Properties LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 3.400%, 2/7/2008	855,000
2,585,000		Equity Development Corp., Series 2002, (Regions Bank, Alabama LOC), 3.310%, 2/7/2008	2,585,000
6,000,000		Erwin Marine Sales, Inc., Series 2000, (Regions Bank, Alabama LOC), 3.310%, 2/7/2008	6,000,000
304,000		First Baptist Church of West Monroe, LA, Series 2003, (Regions Bank, Alabama LOC), 3.310%, 2/7/2008	304,000
1,750,000		Frank Nelson Building of Birmingham LLC, (Regions Bank, Alabama LOC), 3.430%, 2/1/2008	1,750,000
475,000		Fredericksburg, VA IDA, (SunTrust Bank LOC), 3.400%, 2/6/2008	475,000
5,360,000		Freeport, IL, (U.S. Bank, N.A. LOC), 3.264%, 2/7/2008	5,360,000
1,860,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 3.350%, 2/7/2008	1,860,000
1,260,000		Galliano Marine Service, Inc., (Regions Bank, Alabama LOC), 3.260%, 2/7/2008	1,260,000
3,300,000		Georgia Ports Authority, Colonel's Island Terminal Project (Series 1996-A), Revenue Bonds, (SunTrust Bank LOC), 3.350%, 2/6/2008	3,300,000
3,625,000		Grigsby Properties LLC, Series 2002, (Regions Bank, Alabama LOC), 3.330%, 2/7/2008	3,625,000
1,230,000		Guilford Capital LLC, Series 2002 - C, (Regions Bank, Alabama LOC), 3.410%, 2/7/2008	1,230,000
1,625,000		Guilford Capital LLC, Series 2002 - F, (Regions Bank, Alabama LOC), 3.410%, 2/7/2008	1,625,000
23,205,000		Hamilton Station Park and Ride, Series 2005, (Wachovia Bank N.A. LOC), 3.280%, 2/7/2008	23,205,000
8,055,000		Hanna Steel Corp., (Wachovia Bank N.A. LOC), 3.590%, 2/1/2008	8,055,000
7,995,000		Home City Ice Co. & H.C. Transport, Series 2000, (U.S. Bank, N.A. LOC), 3.210%, 2/7/2008	7,995,000
4,130,000		Hugh W. Underwood/Underwood Properties, (Regions Bank, Alabama LOC), 3.290%, 2/7/2008	4,130,000
4,630,000		Hugh W. Underwood, (Regions Bank, Alabama LOC), 3.290%, 2/7/2008	4,630,000
3,085,000		IPC Industries, Inc., (Regions Bank, Alabama LOC), 3.260%, 2/7/2008	3,085,000
5,965,000		Ilsco Corp., (U.S. Bank, N.A. LOC), 3.210%, 2/7/2008	5,965,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$15,000,000		Interlock Realty Co., (U.S. Bank, N.A. LOC), 3.350%, 2/7/2008	$15,000,000
32,500,000		JPMorgan Chase & Co., 4.621%, 2/4/2008	32,500,000
6,085,000		Jet-Pep, Inc., Series 2003, (Regions Bank, Alabama LOC), 3.190%, 2/7/2008	6,085,000
3,710,000		Kansas Development Finance Authority, DLR Deer Creek Project, (Marshall & Ilsley Bank, Milwaukee LOC), 3.314%, 2/7/2008	3,710,000
830,000		Kit Carson County, CO, Midwest Farms Project, (Wells Fargo Bank, N.A. LOC), 4.000%, 2/7/2008	830,000
2,455,000		Life Church Birmingham, (Regions Bank, Alabama LOC), 3.330%, 2/7/2008	2,455,000
5,000,000	[1,2]	Los Angeles, CA, MERLOTS Series 2000 A (H&H Theatre), (Wachovia Bank N.A. LOC), 3.280%, 2/6/2008	5,000,000
2,215,000		Mayer Properties LLP, (Wachovia Bank N.A. LOC), 3.530%, 2/1/2008	2,215,000
1,700,000		McCullough Snappy Service Oil Co., Inc., (Wachovia Bank N.A. LOC), 3.540%, 2/1/2008	1,700,000
7,600,000		Medical Arts Capital LLC, Series 2001, (Regions Bank, Alabama LOC), 3.260%, 2/7/2008	7,600,000
720,000		Michigan State Housing Development Authority, Series 1999B, Lexington Place Apartments, (Bank of America N.A. LOC), 3.250%, 2/7/2008	720,000
2,700,000		Mile Bluff Clinic Building Partnership, (U.S. Bank, N.A. LOC), 3.350%, 2/6/2008	2,700,000
1,160,000		Mississippi Business Finance Corp., (Regions Bank, Alabama LOC), 3.260%, 2/7/2008	1,160,000
10,000,000		Mississippi Business Finance Corp., 2007-B PSL-North America, LLC, (JPMorgan Chase & Co. LOC), 3.260%, 2/7/2008	10,000,000
1,130,000		Mississippi Business Finance Corp., Mississippi College Project, Series 2001B, (Regions Bank, Alabama LOC), 3.340%, 2/7/2008	1,130,000
2,835,000		Montgomery, AL IDB, (Wachovia Bank N.A. LOC), 3.260%, 2/7/2008	2,835,000
100,000,000		National Australia Bank Ltd., Melbourne, 4.454%, 3/6/2008	100,000,000
75,000,000		National City Bank, 3.345% - 3.365%, 2/1/2008	75,000,000
2,565,000		New Jersey EDA, Phoenix Realty Partners, (Wachovia Bank N.A. LOC), 3.430%, 2/6/2008	2,565,000
3,020,000		O.K.I. Supply Co., (Series 1998), (Fifth Third Bank, Cincinnati LOC), 3.400%, 2/7/2008	3,020,000
13,905,000		Ogden City Redevelopment Agency, Series 2005 C-1, (Bank of New York Mellon Corp. LOC), 3.400%, 2/5/2008	13,905,000
1,495,000		P.C.I. Paper Conversions, Inc., Series 2000, (Key Bank, N.A. LOC), 3.350%, 2/7/2008	1,495,000
3,745,000		PW Holdings LLC, (Regions Bank, Alabama LOC), 3.310%, 2/7/2008	3,745,000
1,800,000		Parker Towing Co., Inc., Series 2001, (Regions Bank, Alabama LOC), 3.310%, 2/7/2008	1,800,000
6,125,000		R & J Investment Co., (JPMorgan Chase Bank, N.A. LOC), 3.360%, 2/7/2008	6,125,000
6,830,000		Racetrac Capital LLC, Series 2000, (Regions Bank, Alabama LOC), 3.280%, 2/7/2008	6,830,000
3,075,000		Redcay Funding LLC, Series 2007, (PNC Bank, N.A. LOC), 3.320%, 2/7/2008	3,075,000
55,000,000		Royal Bank of Canada, Montreal, 4.471%, 2/11/2008	55,000,000
30,000,000		Royal Bank of Scotland PLC, Edinburgh, 3.944%, 4/21/2008	29,969,540
40,000,000	[1,2]	Royal Bank of Scotland PLC, Edinburgh, 5.162%, 2/21/2008	40,000,000
509,000		Sandridge Food Corp., (National City Bank LOC), 3.690%, 2/7/2008	509,000
2,400,000		Seeber USA LLP, Series 2000, (Wachovia Bank N.A. LOC), 3.320%, 2/6/2008	2,400,000
835,000		Sherman-Dixie Concrete Industries, Inc., (Regions Bank, Alabama LOC), 3.310%, 2/7/2008	835,000
3,530,000		Southeast Christian Church of Jefferson County, KY Inc., Series 2003, (JPMorgan Chase Bank, N.A. LOC), 3.260%, 2/7/2008	3,530,000
3,805,000		Springhill Medical Complex, Inc., (Regions Bank, Alabama LOC), 3.260%, 2/7/2008	3,805,000
6,300,000		Stow-Glen Properties LLC, (U.S. Bank, N.A. LOC), 3.310%, 2/7/2008	6,300,000
50,000,000	[1,2]	Svenska Handelsbanken, Stockholm, 4.289%, 2/13/2008	50,000,000
40,000,000		Svenska Handelsbanken, Stockholm, 4.468%, 4/7/2008	40,000,000
2,095,000		TIL Holdings LLC, (Regions Bank, Alabama LOC), 3.340%, 2/7/2008	2,095,000
1,930,000		TTL Realty LLC, (Regions Bank, Alabama LOC), 3.340%, 2/7/2008	1,930,000
1,540,000		Tarrant Hydraulics Services LLC, (Regions Bank, Alabama LOC), 3.340%, 2/7/2008	1,540,000
70,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, Series 2007-2, TRANCHE #1, (GTD by Wachovia Corp.), 5.143%-5.291%, 3/17/2008-3/28/2008	70,000,000
2,325,000		University Church of Christ, (Wachovia Bank N.A. LOC), 3.540%, 2/1/2008	2,325,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$2,595,000		University Ltd. Properties LLC, (Regions Bank, Alabama LOC), 3.340%, 2/7/2008	$2,595,000
940,000		VLF LLC, The Village of Lovejoy, Fountain Project, (Key Bank, N.A. LOC), 3.350%, 2/7/2008	940,000
540,000		Vista Grande Villa, (LaSalle Bank, N.A. LOC), 3.300%, 2/7/2008	540,000
3,170,000		Watson's St. Louis Property LLC, Series 2001, (U.S. Bank, N.A. LOC), 3.210%, 2/7/2008	3,170,000
4,055,000		Weaver Rentals LLC, (Regions Bank, Alabama LOC), 3.340%, 2/7/2008	4,055,000
5,680,000		Wellbrook Finance LLC, (Regions Bank, Alabama LOC), 3.290%, 2/7/2008	5,680,000
13,600,000		West Memphis IDRB, S-B Power Tool Project, Series 2000 A, (JPMorgan Chase Bank, N.A. LOC), 3.260%, 2/7/2008	13,600,000
108,000,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 4.071%, 2/19/2008	108,000,000
50,000,000		Westpac Banking Corp. Ltd., Sydney, 5.201%, 3/11/2008	50,000,000
840,000		White's Ferry Road Church of Christ, Inc., (Regions Bank, Alabama LOC), 3.340%, 2/7/2008	840,000
2,485,000		Wildcat Management Co., Inc., (Series 1999), (U.S. Bank, N.A. LOC), 3.230%, 2/7/2008	2,485,000
		TOTAL	2,024,868,243
		Brokerage--5.7%
35,000,000		Goldman Sachs Group, Inc., 3.215%, 2/1/2008	35,000,000
40,000,000	[1,2]	Goldman Sachs Group, Inc., 4.306%, 2/15/2008	40,000,331
81,000,000	[1,2]	Merrill Lynch & Co., Inc., 4.129%, 2/19/2008	81,000,000
78,000,000		Merrill Lynch & Co., Inc., 4.650% - 4.980%, 2/4/2008 - 2/22/2008	78,000,000
294,500,000		Morgan Stanley, 3.195% - 4.725%, 2/1/2008 - 2/27/2008	294,500,301
25,000,000	[1]	PYXIS Master Trust, Class 2007-6, (GTD by Merrill Lynch & Co., Inc.), 5.170%, 3/6/2008	25,000,000
		TOTAL	553,500,632
		Finance - Commercial--0.7%
4,050,000		Decoster, Series 2003-A, (General Electric Capital Corp. LOC), 3.200%, 2/7/2008	4,050,000
59,500,000		General Electric Capital Corp., 4.461%, 2/11/2008	59,500,000
		TOTAL	63,550,000
		Finance - Retail--0.5%
50,000,000	[1,2]	Paradigm Funding LLC, 3.894%, 2/21/2008	49,999,458
		Finance - Securities--2.7%
208,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 3.090% - 4.865%, 2/1/2008 - 4/28/2008 (Final Maturity 3/17/2008 - 8/15/2008)	207,988,719
50,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 4.431%, 2/11/2008 (Final Maturity 6/9/2008)	50,001,683
		TOTAL	257,990,402
		Government Agency--0.2%
19,000,000		BBC Enterprises LLC, Series 2007, (FHLB of San Francisco LOC), 3.300%, 2/7/2008	19,000,000
		Insurance--3.2%
20,000,000		Genworth Life Insurance Co., 5.214%, 3/1/2008	20,000,000
25,000,000		Hartford Life Insurance Co., 5.081% - 5.294%, 2/1/2008 - 3/1/2008	25,000,000
50,000,000	[1,2]	MBIA Global Funding LLC, 4.309%, 2/14/2008	50,000,561
45,000,000		MetLife Insurance Co. of Connecticut, 4.923% - 4.985%, 2/19/2008 - 3/28/2008	45,000,000
45,000,000		Metropolitan Life Insurance Co., 4.839% - 5.021%, 2/1/2008 - 4/1/2008	45,000,000
35,000,000		Monumental Life Insurance Co., 4.740% - 5.202%, 2/1/2008 - 2/28/2008	35,000,000
45,000,000		New York Life Insurance Co., 5.184% - 5.204%, 3/3/2008	45,000,000
22,000,000	[1,2]	Pacific Life Global Funding, 4.523% - 4.640%, 2/4/2008 - 4/9/2008	22,000,034
25,000,000		Transamerica Occidental Life Insurance Co., 4.869%, 4/1/2008	25,000,000
		TOTAL	312,000,595
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Oil & Oil Finance--0.4%
$40,000,000		BP Capital Markets PLC, (GTD by BP PLC), 5.066%, 3/11/2008	$40,000,000
		TOTAL NOTES - VARIABLE	3,320,909,330
		REPURCHASE AGREEMENT--0.4%
40,292,000		Interest in $3,474,000,000 joint repurchase agreement 3.00%, dated 1/31/2008 under which Bank of America N.A. will repurchase securities provided as collateral for $3,474,289,500 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2035 and the market value of those underlying securities was $3,543,775,854.	40,292,000
		TOTAL INVESTMENTS--100.1% (AT AMORTIZED COST) [5]	9,686,818,761
		OTHER ASSETS AND LIABILITIES - NET--(0.1)% [6]	(8,673,246)
		TOTAL NET ASSETS--100%	$9,678,145,515

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2008, these restricted securities amounted to $3,688,135,859, which represented 38.1% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At January 31, 2008, these liquid restricted securities amounted to $3,604,142,836, which represented 37.2% of total net assets.

3 Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.

4 Floating rate notes with current rate and next reset date shown.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2008.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
EDA	--Economic Development Authority
FHLB	--Federal Home Loan Bank
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
SWP	--Swap Agreement

See Notes which are an integral part of the Financial Statements

Prime Management Obligations Fund
Portfolio of Investments Summary Tables

At January 31, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	41.7%
Variable Rate Demand Instruments	43.5%
Bank Instruments	12.6%
Repurchase Agreement	2.4%
Other Assets and Liabilities--Net [2]	(0.2)%
TOTAL	100.0%

At January 31, 2008, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	41.6	% [4]
8-30 Days	20.9%
31-90 Days	19.3%
91-180 Days	14.2%
181 Days or more	4.2%
Other Assets and Liabilities--Net [2]	(0.2)%
TOTAL	100.0%

1 Commercial Paper and Notes include any fixed-rate security that is not a bank instrument. A variable rate demand instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 26.5% of the Fund's portfolio.

Prime Management Obligations Fund
Portfolio of Investments

January 31, 2008 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--4.5%
		Finance - Automotive--1.5%
$2,616,612		BMW Vehicle Lease Trust 2007-1, Class A1, 5.061%, 11/17/2008	$2,616,612
3,839,200	[1]	CAL Securitization Trust 2007-1, Class A1, 5.425%, 7/15/2008	3,839,200
16,537,906	[1,2]	Capital Auto Receivables Asset Trust 2007-4, Class A1, 4.910%, 11/17/2008	16,537,906
20,851,439	[1,2]	Capital Auto Receivables Asset Trust 2007-SN2, Class A1, 5.104%, 12/15/2008	20,851,439
10,000,000	[1,2]	Ford Credit Auto Owner Trust 2008-A, Class A1, 4.017%, 2/13/2009	10,000,000
		TOTAL	53,845,157
		Finance - Retail--2.7%
35,000,000	[1,2]	Arkle Master Issuer PLC 2007-1, Class 1A, 4.002%, 5/17/2008	35,000,000
29,500,000		Holmes Master Issuer PLC 2007-1, Class 1A1, 4.216%, 3/15/2008	29,500,000
31,116,856	[1,2]	WST Trust Series 2007-1G, Class A1, 4.951%, 5/21/2008	31,116,856
		TOTAL	95,616,856
		Insurance--0.3%
9,875,174		Capital One Auto Finance Trust 2007-C, Class A1, (GTD by FGIC), 5.282%, 10/15/2008	9,875,174
		TOTAL ASSET-BACKED SECURITIES	159,337,187
		CERTIFICATES OF DEPOSIT--12.6%
		Banking--12.6%
20,000,000		Bank of Montreal, 3.250%, 7/29/2008	20,000,000
40,000,000		Bank of Scotland, Edinburgh, 5.310%, 5/22/2008	40,000,000
30,000,000		Barclays Bank PLC, 4.850% - 5.380%, 2/15/2008 - 3/25/2008	30,000,000
50,000,000		Chase Bank USA, N.A., 5.130%, 4/14/2008	50,000,000
40,000,000		Comerica Bank, 4.250%, 7/10/2008	40,000,000
53,000,000		Credit Suisse, Zurich, 5.290% - 5.405%, 4/11/2008 - 6/9/2008	53,000,000
96,000,000		DePfa Bank PLC, 4.140% - 5.055%, 4/14/2008 - 7/14/2008	96,000,000
25,000,000		Huntington National Bank, Columbus, OH, 3.400%, 4/23/2008	25,000,000
20,000,000		Natixis, 3.000%, 8/1/2008	20,000,000
20,000,000		Societe Generale, Paris, 5.420%, 7/10/2008	20,000,000
55,000,000		UBS AG, 3.040% - 4.780%, 6/23/2008 - 10/15/2008	55,000,000
		TOTAL CERTIFICATES OF DEPOSIT	449,000,000
		COLLATERALIZED LOAN AGREEMENTS--16.8%
		Banking--6.2%
90,000,000		Credit Suisse First Boston LLC, 3.325%, 2/1/2008	90,000,000
100,000,000		Deutsche Bank Securities, Inc., 3.325%, 2/1/2008	100,000,000
30,000,000		Fortis Bank SA/NV, 3.305%, 2/1/2008	30,000,000
		TOTAL	220,000,000
		Brokerage--10.6%
150,000,000		Citigroup Global Markets, Inc., 3.325%, 2/1/2008	150,000,000
100,000,000		Goldman Sachs & Co., 3.295%, 2/1/2008	100,000,000
50,000,000		Lehman Brothers, Inc., 3.475%, 4/22/2008	50,000,000
76,000,000		Merrill Lynch, Pierce, Fenner and Smith, 3.325%, 2/1/2008	76,000,000
		TOTAL	376,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	596,000,000
Principal Amount			Value
		COMMERCIAL PAPER--15.6% [3]
		Banking--2.5%
$15,000,000		Bank of Scotland, Edinburgh, 3.220%, 7/22/2008	$14,769,233
20,000,000		Calyon, Paris, 3.800%, 7/11/2008	19,660,111
25,000,000		DePfa Bank PLC, 5.272%, 2/14/2008	24,952,401
10,000,000	[1,2]	Fountain Square Commercial Funding Corp., 5.400%, 2/29/2008	9,958,000
20,000,000	[1,2]	Long Lane Master Trust IV, (Bank of America N.A. SWP), 3.260%, 4/24/2008	19,849,678
		TOTAL	89,189,423
		Brokerage--0.3%
10,000,000		Morgan Stanley, 5.355%, 2/19/2008	9,973,225
		Finance - Automotive--1.4%
25,000,000		FCAR Auto Loan Trust, A1+/P1 Series, 3.750%, 6/25/2008	24,622,396
25,000,000		FCAR Auto Loan Trust, A1/P1 Series, 3.710%, 7/15/2008	24,574,896
		TOTAL	49,197,292
		Finance - Commercial--3.8%
70,000,000	[1,2]	Edison Asset Securitization LLC, 4.790% - 5.020%, 2/7/2008 - 4/21/2008	69,745,278
40,000,000	[1,2]	Fairway Finance Co. LLC, 5.200%, 2/14/2008	39,924,889
25,000,000	[1,2]	Versailles CDS LLC, 5.200%, 2/1/2008	25,000,000
		TOTAL	134,670,167
		Finance - Retail--4.9%
70,000,000	[1,2]	Alpine Securitization Corp., 3.200% - 4.880%, 2/12/2008 - 4/21/2008	69,783,222
45,000,000	[1,2]	Barton Capital LLC, 3.300%, 4/18/2008	44,682,375
40,000,000	[1,2]	Chariot Funding LLC, 3.500% - 5.200%, 2/22/2008 - 4/23/2008	39,779,889
18,300,000	[1,2]	Sheffield Receivables Corp., 5.400%, 2/22/2008	18,242,355
		TOTAL	172,487,841
		Finance - Securities--2.2%
30,000,000	[1,2]	Grampian Funding LLC, 4.990% - 5.080%, 3/20/2008 - 4/1/2008	29,755,067
50,000,000	[1,2]	Perry Global Funding LLC (Series A), 5.000%, 2/4/2008	49,979,167
		TOTAL	79,734,234
		Pharmaceuticals and Health Care--0.5%
20,000,000	[1,2]	AstraZeneca PLC, 2.920%, 8/26/2008	19,664,200
		TOTAL COMMERCIAL PAPER	554,916,382
		CORPORATE BONDS--1.7%
		Banking--0.1%
5,575,000		Key Bank, N.A., 6.500%, 4/15/2008	5,605,997
		Finance - Retail--1.3%
45,000,000	[1,2]	SLM Corp., 4.319%, 4/14/2008 - 5/12/2008	45,000,000
		Retail--0.3%
10,000,000		Wal-Mart Stores, Inc., 5.933%, 6/1/2008	10,019,079
		TOTAL CORPORATE BONDS	60,625,076
		CORPORATE NOTES--3.1%
		Finance - Securities--3.1%
45,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 5.340% - 5.350%, 5/21/2008 - 6/2/2008	44,999,196
66,250,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.350% - 5.415%, 2/4/2008 - 8/5/2008	66,250,000
		TOTAL CORPORATE NOTES	111,249,196
Principal Amount			Value
		NOTES - VARIABLE--43.5% [4]
		Banking--28.3%
$2,600,000		AlaTrade Foods LLC, (Series 4), (Regions Bank, Alabama LOC), 3.310%, 2/7/2008	$2,600,000
881,000		American Health Care Centers, Inc., (Series 1998), (FirstMerit Bank, N.A. LOC), 3.630%, 2/7/2008	881,000
9,210,000		Atlanta, GA Development Authority, Panther Place, (Series 2007-B), (GTD by AMBAC), 3.760%, 2/7/2008	9,210,000
108,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 3.923% - 5.111%, 2/25/2008 - 3/5/2008	108,000,000
11,705,000		BBN Holdings LLC, (Series 2004), (RBC Centura Bank LOC), 3.290%, 2/7/2008	11,705,000
1,810,000		BD Toy LLC, (Series 2003), (Compass Bank, Birmingham LOC), 3.290%, 2/7/2008	1,810,000
62,000,000	[1,2]	BNP Paribas SA, 3.285% - 4.895%, 2/19/2008 - 2/26/2008	62,000,000
590,000		Baldwin County Sewer Service LLC, (Series 2003), (Regions Bank, Alabama LOC), 3.310%, 2/7/2008	590,000
7,761,000		Baldwin County Sewer Service LLC, (Series 2005), (Regions Bank, Alabama LOC), 3.310%, 2/7/2008	7,761,000
45,000,000	[1,2]	Bank of Ireland, 3.924% - 4.859%, 2/15/2008 - 2/19/2008	45,000,000
22,600,000		Bank of Montreal, 3.354%, 4/30/2008	22,600,000
18,000,000	[1,2]	Bank of Scotland, Edinburgh, 4.431%, 2/11/2008	18,000,000
48,000,000		Bank of Scotland, Edinburgh, 4.954% - 5.300%, 2/14/2008 - 3/25/2008	48,000,097
1,915,000		Battle Creek, MI Downtown Development Authority, (Series 2004), (INS by AMBAC), 4.270%, 2/6/2008	1,915,000
5,680,000		Biddle Road Corp., (Series 2004), (Wachovia Bank N.A. LOC), 3.310%, 2/7/2008	5,680,000
895,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 3.480%, 2/1/2008	895,000
3,425,000		CAH Holdings, Inc., (Series 2003), (First Commercial Bank, Birmingham, AL LOC), 3.244%, 2/7/2008	3,425,000
10,000,000		CV 40-Stone Oak Ltd., (Series 2005), (Compass Bank, Birmingham LOC), 3.310%, 2/7/2008	10,000,000
4,500,000		Castleton United Methodist Church, Inc., (Series 2006a), (U.S. Bank, N.A. LOC), 3.310%, 2/7/2008	4,500,000
45,000,000	[1,2]	Commonwealth Bank of Australia, Sydney, 3.794%, 2/25/2008	45,000,000
95,000,000	[1,2]	Credit Agricole S.A., 3.838% - 4.854%, 3/25/2008 - 4/23/2008	95,000,000
2,260,000		Dale G. Mithum, M.D. FACS, (Series 2003), (Compass Bank, Birmingham LOC), 3.290%, 2/7/2008	2,260,000
1,500,000		DeKalb County, GA Housing Authority, (Series 2004-T), Highlands, (Wachovia Bank N.A. LOC), 3.430%, 2/7/2008	1,500,000
4,000,000	[1,2]	DePfa Bank PLC, 5.051%, 3/15/2008	3,999,997
21,155,000		Fiore Capital LLC, (Series 2005-A), (Marshall & Ilsley Bank, Milwaukee LOC), 3.260%, 2/7/2008	21,155,000
4,905,000		First Family Church, (Series 2005), (Regions Bank, Alabama LOC), 3.360%, 2/7/2008	4,905,000
560,000		Franklin County, PA IDA, (Series 2001B), Precast Systems, LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.480%, 2/1/2008	560,000
1,065,000		Grote Family LP, (Huntington National Bank, Columbus, OH LOC), 3.364%, 2/7/2008	1,065,000
4,060,000		Hamilton Farm Bureau Cooperative, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 3.180%, 2/7/2008	4,060,000
3,885,000		Headquarters Partnership Ltd., (Series 2001), (National Australia Bank Ltd., Melbourne LOC), 3.260%, 2/7/2008	3,885,000
16,910,000		ICS-Remington LLC, (First Commercial Bank, Birmingham, AL LOC), 3.330%, 2/7/2008	16,910,000
20,000,000		Interlock Realty Co., (U.S. Bank, N.A. LOC), 3.350%, 2/7/2008	20,000,000
9,435,000		Lake Mary Bay LP, (Series 2005), (Regions Bank, Alabama LOC), 3.310%, 2/7/2008	9,435,000
1,615,000		Lee County, FL IDA, Bonita Community Health Center, (Series 1999B), (Fifth Third Bank, Cincinnati LOC), 3.850%, 2/1/2008	1,615,000
5,150,000		MOBR-04 LLC, (Series 2004), (Compass Bank, Birmingham LOC), 3.290%, 2/7/2008	5,150,000
2,932,000		Magdim C-Stores, Inc./Lynhurst Storage LLC, (Series 2005), (Wachovia Bank N.A. LOC), 3.280%, 2/7/2008	2,932,000
3,000,000		Marital Trust No. 2, Vernon W. Van Aker, Grantor, (Regions Bank, Alabama LOC), 3.310%, 2/7/2008	3,000,000
215,000		McCullough Oil Bond Issue LLC, (Series 2003), (Regions Bank, Alabama LOC), 3.290%, 2/7/2008	215,000
136,000,000	[1,2]	National Australia Bank Ltd., Melbourne, 4.530%, 2/7/2008	136,000,000
60,000,000		National City Bank, 3.365% - 4.909%, 2/1/2008 - 2/13/2008	60,000,000
9,300,000		Nautical Transport LLC, (Series 2005), (Regions Bank, Alabama LOC), 3.300%, 2/7/2008	9,300,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$3,000,000		Overland Park Professional Center LLC, (Series 2004), (Comerica Bank LOC), 3.330%, 2/7/2008	$3,000,000
628,000		Pizitz Properties LLC, (Series 2003), (Regions Bank, Alabama LOC), 3.310%, 2/7/2008	628,000
3,825,000		Prevea Clinic, Inc., (Series 2004-A), (Wells Fargo Bank, N.A. LOC), 3.240%, 2/7/2008	3,825,000
5,355,000		Roman Catholic Bishop of San Jose, CA, (Series 2005), (Allied Irish Banks PLC LOC), 3.280%, 2/7/2008	5,355,000
46,000,000	[1,2]	Royal Bank of Canada, Montreal, 4.621%, 2/1/2008	46,000,045
25,000,000		Royal Bank of Scotland PLC, Edinburgh, 3.944%, 4/21/2008	24,974,616
10,000,000		Salvation Army, (Series 2004-A), (Bank of New York LOC), 3.260%, 2/7/2008	10,000,000
270,000		Sandridge Food Corp., (National City Bank LOC), 3.690%, 2/7/2008	270,000
20,000,000	[1,2]	Societe Generale, Paris, 4.631%, 2/4/2008	20,000,000
800,000		Spiller LLC, (Series 2003), (Regions Bank, Alabama LOC), 3.310%, 2/7/2008	800,000
2,600,000		Springfield, TN Health & Educational Facilities Board, (Series 2006B), (Regions Bank, Alabama LOC), 3.340%, 2/7/2008	2,600,000
40,000,000		Svenska Handelsbanken, Stockholm, 4.468%, 4/7/2008	40,000,000
1,000,000		Wachovia Bank N.A., 4.673%, 4/3/2008	998,317
715,000		Wellborn Forest Products, Inc., (Compass Bank, Birmingham LOC), 3.290%, 2/7/2008	715,000
36,000,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 4.071%, 2/19/2008	36,000,000
		TOTAL	1,007,685,072
		Brokerage--5.8%
15,000,000		Goldman Sachs Group, Inc., 3.215%, 2/1/2008	15,000,000
20,000,000	[1,2]	Goldman Sachs Group, Inc., 4.306%, 2/15/2008	20,000,166
22,000,000		Merrill Lynch & Co., Inc., 4.376% - 4.980%, 2/15/2008 - 2/22/2008	22,000,000
150,000,000		Morgan Stanley, 3.375% - 4.725%, 2/1/2008 - 2/27/2008	150,000,229
		TOTAL	207,000,395
		Finance - Retail--0.8%
28,000,000	[1,2]	Paradigm Funding LLC, 3.894%, 2/21/2008	27,999,696
		Finance - Securities--5.5%
38,500,000	[1,2]	Asscher Finance Corp., 3.070% - 4.849%, 2/1/2008 - 2/15/2008 (Final Maturity 8/1/2008 - 8/15/2008)	38,493,363
135,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 3.065% - 4.849%, 2/1/2008 - 4/28/2008 (Final Maturity 3/17/2008 - 8/20/2008)	134,986,758
22,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance, Inc.), 3.065% - 3.178%, 2/1/2008 (Final Maturity 5/30/2008 - 7/21/2008)	21,998,543
		TOTAL	195,478,664
		Insurance--2.8%
10,000,000		Genworth Life Insurance Co., 4.986%, 2/9/2008	10,000,000
10,000,000		Hartford Life Global Funding Trust, 4.256%, 2/15/2008	10,000,000
10,000,000		Hartford Life Insurance Co., 5.294%, 3/1/2008	10,000,000
10,000,000		MetLife Insurance Co. of Connecticut, 4.923%, 3/28/2008	10,000,000
20,000,000		Metropolitan Life Insurance Co., 5.021%, 2/1/2008	20,000,000
30,000,000		New York Life Insurance Co., 5.184% - 5.204%, 3/3/2008	30,000,000
10,000,000	[1,2]	Pacific Life Global Funding, 4.523%, 4/9/2008	10,000,000
		TOTAL	100,000,000
		Oil & Oil Finance--0.3%
10,000,000		BP Capital Markets PLC, (GTD by BP PLC), 5.066%, 3/11/2008	10,000,000
		TOTAL NOTES - VARIABLE	1,548,163,827
Principal Amount			Value
		REPURCHASE AGREEMENT--2.4%
$84,380,000		Interest in $3,474,000,000 joint repurchase agreement 3.00%, dated 1/31/2008 under which Bank of America N.A. will repurchase securities provided as collateral for $3,474,289,500 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2035 and the market value of those underlying securities was $3,543,775,854.	$84,380,000
		TOTAL INVESTMENTS--100.2% (AT AMORTIZED COST) [5]	3,563,671,668
		OTHER ASSETS AND LIABILITIES - NET--(0.2)% [6]	(8,178,220)
		TOTAL NET ASSETS--100%	$3,555,493,448

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2008, these restricted securities amounted to $1,578,437,285, which represented 44.4% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At January 31, 2008, these liquid restricted securities amounted to $1,574,598,085, which represented 44.3% of total net assets.

3 Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.

4 Floating rate notes with current rate and next reset date shown.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2008.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
FGIC	--Financial Guaranty Insurance Company
GTD	--Guaranteed
IDA	--Industrial Development Authority
INS	--Insured
LOC	--Letter of Credit
SWP	--Swap Agreement

See Notes which are an integral part of the Financial Statements

Prime Obligations Fund
Portfolio of Investments Summary Tables

At January 31, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	45.5%
Variable Rate Demand Instruments	35.9%
Bank Instruments	16.0%
Repurchase Agreements	2.4%
Other Assets and Liabilities--Net [2]	0.2%
TOTAL	100.0%

At January 31, 2008, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	35.1	% [4]
8-30 Days	18.1%
31-90 Days	24.4%
91-180 Days	18.5%
181 Days or more	3.7%
Other Assets and Liabilities--Net [2]	0.2%
TOTAL	100.0%

1 Commercial Paper and Notes include any fixed-rate security that is not a bank instrument. A variable rate demand instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 23.0% of the Fund's portfolio.

Prime Obligations Fund
Portfolio of Investments

January 31, 2008 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--2.4%
		Finance - Automotive--2.2%
$15,699,671		BMW Vehicle Lease Trust 2007-1, Class A1, 5.062%, 11/17/2008	$15,699,671
131,137,372	[1]	CAL Securitization Trust 2006-1, Class A2, 4.506%, 12/15/2008	131,137,372
25,594,666	[1]	CAL Securitization Trust 2007-1, Class A1, 5.425%, 7/15/2008	25,594,666
55,126,354	[1,2]	Capital Auto Receivables Asset Trust 2007-4, Class A1, 4.910%, 11/17/2008	55,126,354
133,449,208	[1,2]	Capital Auto Receivables Asset Trust 2007-SN2, Class A1, 5.105%, 12/15/2008	133,449,208
43,516,437	[1,2]	Ford Credit Auto Owner Trust 2007-B, Class A1, 5.292%, 10/15/2008	43,516,437
50,000,000	[1,2]	Ford Credit Auto Owner Trust 2008-A, Class A1, 4.018%, 2/13/2009	50,000,000
7,913,277		Merrill Auto Trust Securitization 2007-1, Class A1, 5.347%, 6/16/2008	7,913,277
17,821,086		Nissan Auto Receivables Owner Trust 2007-B, Class A1, 5.264%, 10/15/2008	17,821,086
25,000,000		Nissan Auto Receivables Owner Trust 2008-A, Class A1, 3.998%, 1/15/2009	25,000,000
30,059,983		Triad Automobile Receivables Trust 2007-B, Class A1, 5.068%, 12/12/2008	30,059,983
10,453,920		World Omni Automobile Receivables Trust 2007-B, Class A1, 5.676%, 10/15/2008	10,453,920
		TOTAL	545,771,974
		Finance - Equipment--0.2%
42,559,632	[1,2]	Marlin Leasing Receivables XI LLC, (Series 2007-1), Class A1, 5.214%, 10/15/2008	42,559,632
		TOTAL ASSET-BACKED SECURITIES	588,331,606
		CERTIFICATES OF DEPOSIT--13.1%
		Banking--13.1%
258,000,000		Bank of Montreal, 3.250% - 4.920%, 5/30/2008 - 7/29/2008	258,000,000
53,500,000		Bank of Scotland, Edinburgh, 5.310%, 5/23/2008	53,500,000
312,200,000		Barclays Bank PLC, 3.050% - 5.380%, 2/11/2008 - 7/25/2008	312,200,000
100,000,000		Chase Bank USA, N.A., 5.130%, 4/14/2008	100,000,000
100,000,000		Comerica Bank, 4.250%, 7/10/2008	100,000,000
480,050,000		Credit Suisse, Zurich, 4.420% - 5.405%, 4/11/2008 - 7/3/2008	480,049,700
1,075,000,000		DePfa Bank PLC, 3.830% - 5.370%, 2/8/2008 - 7/14/2008	1,075,000,000
165,000,000		Natixis, 4.050% - 4.850%, 4/14/2008 - 5/27/2008	165,080,184
199,000,000		Royal Bank of Scotland PLC, Edinburgh, 3.760% - 4.850%, 5/21/2008 - 7/18/2008	199,000,000
50,000,000		Societe Generale, Paris, 3.250%, 7/30/2008	50,000,000
65,000,000		Toronto Dominion Bank, 4.330% - 4.850%, 5/27/2008 - 7/8/2008	65,000,000
326,000,000		UBS AG, 3.040% - 4.940%, 6/5/2008 - 10/15/2008	326,033,664
		TOTAL CERTIFICATES OF DEPOSIT	3,183,863,548
		COLLATERALIZED LOAN AGREEMENTS--12.0%
		Banking--6.2%
100,000,000		BNP Paribas Securities Corp., 3.275%, 2/1/2008	100,000,000
578,000,000		Barclays Capital, Inc., 3.295% - 3.375%, 2/1/2008	578,000,000
325,000,000		Credit Suisse First Boston Corp., 3.325%, 2/1/2008	325,000,000
200,000,000		Deutsche Bank Securities, Inc., 3.325%, 2/1/2008	200,000,000
62,000,000		Fortis Bank SA/NV, 3.305%, 2/1/2008	62,000,000
250,000,000		UBS Securities LLC, 3.275%, 2/1/2008	250,000,000
		TOTAL	1,515,000,000
		Brokerage--5.8%
1,044,000,000		Citigroup Global Markets, Inc., 3.371%, 2/1/2008	1,044,000,000
365,000,000		Merrill Lynch, Pierce, Fenner and Smith, 3.371%, 2/1/2008	365,000,000
		TOTAL	1,409,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	2,924,000,000
Principal Amount			Value
		COMMERCIAL PAPER--27.8% [3]
		Banking--6.5%
$70,000,000		Bank of America Corp., 4.955%, 3/12/2008	$69,614,611
75,000,000		Bank of Scotland, Edinburgh, 3.220%, 7/22/2008	73,846,167
95,000,000		Calyon, Paris, 3.800%, 7/11/2008	93,385,528
30,000,000		Citigroup Funding, Inc., 5.300%, 2/13/2008	29,947,000
110,000,000		DePfa Bank PLC, 4.648% - 5.272%, 2/14/2008 - 5/6/2008	109,013,445
338,000,000	[1,2]	Fountain Square Commercial Funding Corp., 3.750% - 5.400%, 2/15/2008 - 4/25/2008	336,149,433
125,000,000		Greenwich Capital Holdings, Inc., (GTD by Royal Bank of Scotland PLC, Edinburgh), 4.250%, 6/13/2008	123,037,326
27,700,000	[1,2]	Long Lane Master Trust IV, (Bank of America N.A. SWP), 3.260%, 4/24/2008	27,491,804
15,170,000		Los Angeles County, CA Metropolitan Transportation Authority, (Bank of America N.A. LOC), 4.850%, 2/6/2008	15,170,000
342,000,000	[1,2]	Picaros Funding LLC, (GTD by KBC Bank N.V.), 3.900% - 5.140%, 2/5/2008 - 4/3/2008	340,465,833
375,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 3.190% - 4.545%, 4/7/2008 - 7/30/2008	369,527,517
		TOTAL	1,587,648,664
		Brokerage--0.2%
40,000,000		Morgan Stanley, 5.310% - 5.355%, 2/11/2008 - 2/19/2008	39,922,962
		Finance - Automotive--6.8%
273,000,000		DRAC LLC, (A1+/P1 Series), 3.100% - 4.900%, 2/5/2008 - 7/22/2008	271,069,622
117,666,000		DRAC LLC, (A1/P1 Series), 4.900% - 4.930%, 2/1/2008 - 5/29/2008	115,969,258
979,005,000		FCAR Auto Loan Trust, (A1+/P1 Series), 3.260% - 5.600%, 2/6/2008 - 7/23/2008	967,784,724
296,300,000		FCAR Auto Loan Trust, (A1/P1 Series), 3.700% - 5.290%, 2/15/2008 - 7/16/2008	292,519,217
		TOTAL	1,647,342,821
		Finance - Commercial--4.3%
148,224,000	[1,2]	Edison Asset Securitization LLC, 4.780% - 4.900%, 3/10/2008 - 6/10/2008	146,536,019
235,000,000	[1,2]	Fairway Finance Co. LLC, 3.300% - 5.650%, 2/14/2008 - 3/20/2008	234,135,292
80,000,000		General Electric Capital Corp., 5.020%, 2/7/2008	79,933,067
595,000,000	[1,2]	Versailles CDS LLC, 4.050% - 5.450%, 2/1/2008 - 4/21/2008	593,275,250
		TOTAL	1,053,879,628
		Finance - Retail--6.5%
345,000,000	[1,2]	Alpine Securitization Corp., 3.200% - 5.400%, 2/12/2008 - 4/25/2008	343,298,278
250,000,000	[1,2]	Barton Capital LLC, 3.330% - 5.500%, 2/8/2008 - 4/11/2008	248,921,806
323,069,000	[1,2]	Chariot Funding LLC, 3.500% - 5.350%, 3/5/2008 - 4/23/2008	321,257,334
75,000,000	[1,2]	Falcon Asset Securitization Company LLC, 5.200%, 3/7/2008	74,620,833
4,000,000	[1,2]	Paradigm Funding LLC, 3.500%, 2/1/2008	4,000,000
249,000,000	[1,2]	Sheffield Receivables Corp., 3.320% - 5.300%, 2/1/2008 - 3/4/2008	248,515,000
297,081,000	[1,2]	Tulip Funding Corp., 3.300% - 4.860%, 2/6/2008 - 4/23/2008	295,516,423
45,000,000	[1,2]	Yorktown Capital LLC, 5.400%, 3/19/2008	44,682,750
		TOTAL	1,580,812,424
		Finance - Securities--2.8%
550,000,000	[1,2]	Grampian Funding LLC, 3.620% - 5.095%, 2/13/2008 - 4/1/2008	546,680,819
119,000,000	[1,2]	Perry Global Funding LLC, (Series A), 4.850% - 5.000%, 2/4/2008	118,951,592
12,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.305%, 2/4/2008	11,994,695
		TOTAL	677,627,106
		Pharmaceuticals and Health Care--0.7%
158,000,000	[1,2]	AstraZeneca PLC, 2.920% - 3.195%, 7/31/2008 - 8/26/2008	155,416,174
		TOTAL COMMERCIAL PAPER	6,742,649,779
Principal Amount			Value
		CORPORATE BONDS--1.6%
		Finance - Retail--1.4%
$325,000,000	[1,2]	SLM Corp., 4.319%, 4/14/2008 - 5/12/2008	$325,000,000
		Retail--0.2%
50,000,000		Wal-Mart Stores, Inc., 5.933%, 6/1/2008	50,095,395
		TOTAL CORPORATE BONDS	375,095,395
		CORPORATE NOTES--1.6%
		Brokerage--0.2%
50,000,000		Goldman Sachs Group, Inc., 4.560%, 3/5/2008	50,000,000
		Finance - Securities--1.4%
124,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 5.340% - 5.400%, 5/21/2008 - 6/16/2008	123,998,393
214,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.350% - 5.415%, 4/21/2008 - 8/5/2008	214,000,000
		TOTAL	337,998,393
		TOTAL CORPORATE NOTES	387,998,393
		NOTES - VARIABLE--35.9% [4]
		Banking--19.6%
4,605,000		4 C's LLC, (Series 1998), (Key Bank, N.A. LOC), 3.350%, 2/7/2008	4,605,000
4,020,000		AlaTrade Foods LLC, (Series 2003), (Regions Bank, Alabama LOC), 3.310%, 2/7/2008	4,020,000
3,165,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 3.290%, 2/7/2008	3,165,000
6,550,000		American Xtal Technology, Inc., Xtal Project (Series 1998), (Wells Fargo Bank, N.A. LOC), 3.250%, 2/7/2008	6,550,000
12,000,000		Association of American Medical Colleges, (GTD by JPMorgan Chase Bank, N.A., INS by AMBAC Financial Group, Inc.), 3.260%, 2/6/2008	12,000,000
3,545,000		Atlantic Tool and Die Co., (Key Bank, N.A. LOC), 3.350%, 2/7/2008	3,545,000
150,000,000		BNP Paribas SA, 3.228%, 2/28/2008	149,908,887
230,000,000	[1,2]	BNP Paribas SA, 3.285% - 4.895%, 2/19/2008 - 2/26/2008	230,000,000
5,365,000		Baldwin County Sewer Service LLC, (Series 2002), (Regions Bank, Alabama LOC), 3.310%, 2/7/2008	5,365,000
238,000,000	[1,2]	Bank of Ireland, 3.924% - 4.859%, 2/15/2008 - 2/19/2008	238,000,000
205,000,000		Bank of Montreal, 3.354% - 4.952%, 2/21/2008 - 4/30/2008	205,007,629
73,000,000	[1,2]	Bank of New York Mellon Corp., 3.345%, 2/27/2008	73,000,000
184,000,000	[1,2]	Bank of Scotland, Edinburgh, 4.436%, 2/11/2008	184,000,328
904,700,000		Bank of Scotland, Edinburgh, 3.228% - 5.300%, 2/1/2008 - 5/6/2008	904,700,514
15,505,000		Biddle Road Corp., (Series 2004), (Wachovia Bank N.A. LOC), 3.310%, 2/7/2008	15,505,000
5,895,000		Bing Steel Management, Inc., (Series 2000), (Comerica Bank LOC), 3.350%, 2/6/2008	5,895,000
2,300,000		Bing Steel Management, Inc., (Series 2002), (Comerica Bank LOC), 3.371%, 2/6/2008	2,300,000
4,750,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 3.480%, 2/1/2008	4,750,000
5,555,000		Brumfield Properties, Inc., (Regions Bank, Alabama LOC), 3.260%, 2/7/2008	5,555,000
15,000,000		Buchanan County, MO Solid Waste Disposal, Lifeline Foods, LLC, (Series 2006-A), (Wells Fargo Bank, N.A. LOC), 3.260%, 2/7/2008	15,000,000
5,600,000		Capital Markets Access Co. LLC, Pelican I&II Project, (Series 2006), (SunTrust Bank LOC), 3.350%, 2/6/2008	5,600,000
6,698,000		Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 4.849% - 5.066%, 2/7/2008	6,698,000
2,246,000		Capital One Funding Corp., (Series 1998-C), (JPMorgan Chase Bank, N.A. LOC), 3.350%, 2/7/2008	2,246,000
1,687,000		Capital One Funding Corp., (Series 1999-A), (JPMorgan Chase Bank, N.A. LOC), 3.350%, 2/7/2008	1,687,000
1,002,000		Capital One Funding Corp., (Series 1999-B), (JPMorgan Chase Bank, N.A. LOC), 3.350%, 2/7/2008	1,002,000
1,038,000		Capital One Funding Corp., (Series 1994-D), (JPMorgan Chase Bank, N.A. LOC), 3.350%, 2/7/2008	1,038,000
1,841,000		Capital One Funding Corp., (Series 1995-B), (JPMorgan Chase Bank, N.A. LOC), 3.350%, 2/7/2008	1,841,000
1,170,000		Capital One Funding Corp., (Series 1995-F), (JPMorgan Chase Bank, N.A. LOC), 3.350%, 2/7/2008	1,170,000
2,431,000		Capital One Funding Corp., (Series 1996-H), (JPMorgan Chase Bank, N.A. LOC), 3.350%, 2/7/2008	2,431,000
3,583,000		Capital One Funding Corp., (Series 2001-B), (JPMorgan Chase Bank, N.A. LOC), 3.350%, 2/7/2008	3,583,000
2,350,000		Castleton United Methodist Church, Inc., (Series 2007-A), (U.S. Bank, N.A. LOC), 3.314%, 2/7/2008	2,350,000
10,035,000		Church at Brook Hills, (Wachovia Bank N.A. LOC), 3.580%, 2/1/2008	10,035,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$6,095,000		Cincinnati Bible College and Seminary, (U.S. Bank, N.A. LOC), 3.210%, 2/7/2008	$6,095,000
745,000		Colorado Health Facilities Authority, Development Disabilities Resource Center (Series 1998-C1), (JPMorgan Chase Bank, N.A. LOC), 3.350%, 2/7/2008	745,000
1,145,000		Columbia County, GA Development Authority, (Series 1993), (SunTrust Banks, Inc. LOC), 3.350%, 2/6/2008	1,145,000
5,000,000	[1,2]	Commonwealth Bank of Australia, Sydney, 3.794%, 2/25/2008	4,999,604
10,390,000		Community Centre Group of Cos., (Fifth Third Bank, Cincinnati LOC), 3.310%, 2/7/2008	10,390,000
64,025,000		Cook County, IL, (Series 2002 A), (LIQ Dexia Credit Local), 3.284%, 2/6/2008	64,025,000
4,415,000		Crane Plastics Siding LLC, (Series 2000), (JPMorgan Chase Bank, N.A. LOC), 3.350%, 2/7/2008	4,415,000
110,000,000	[1,2]	Credit Agricole S.A., 4.854%, 3/25/2008	110,000,000
60,000,000		Credit Suisse, Zurich, 3.335% - 5.000%, 2/1/2008 - 2/26/2008	59,989,484
11,700,000		Decatur, AL IDB, Bailey-PVS Oxides Project (Series 1998), (SunTrust Bank LOC), 3.330%, 2/7/2008	11,700,000
2,260,000		Double H Plastics, Inc., (Series 1998), (Wachovia Bank N.A. LOC), 3.380%, 2/6/2008	2,260,000
5,970,000		Elsinore Properties LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 3.400%, 2/7/2008	5,970,000
3,200,000		Fairpoint Regional Utility System, Inc., (Regions Bank, Alabama LOC), 3.290%, 2/7/2008	3,200,000
12,385,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 3.350%, 2/7/2008	12,385,000
35,900,000		Greene County Development Authority, Reynolds Lodge LLC, (Series 2000 A), (U.S. Bank, N.A. LOC), 3.400%, 2/6/2008	35,900,000
13,425,000		Greene County Development Authority, Reynolds Lodge LLC, (Series 2000B), (U.S. Bank, N.A. LOC), 3.350%, 2/6/2008	13,425,000
5,390,000		H & P Holdings LLC, (Regions Bank, Alabama LOC), 3.310%, 2/7/2008	5,390,000
8,835,000		H.C. Equities LP, (Wachovia Bank N.A. LOC), 3.280%, 2/7/2008	8,835,000
4,925,000		HFS Holdings LLC, (Regions Bank, Alabama LOC), 3.300%, 2/7/2008	4,925,000
6,720,000		Healthcare Network Properties LLC, (Series A), (National City Bank LOC), 3.640%, 2/7/2008	6,720,000
8,580,000		Ivan Smith Properties LC, (Series 2005), (Regions Bank, Alabama LOC), 3.310%, 2/7/2008	8,580,000
85,000,000		JPMorgan Chase & Co., 4.621%, 2/4/2008	85,000,000
3,400,000		J.P. Plymouth Properties LLC, (Series 1999), (LaSalle Bank Midwest, N.A. LOC), 3.470%, 2/6/2008	3,400,000
6,000,000		Kansas City, MO IDA, West Edge Project, (Series 2006), (Marshall & Ilsley Bank, Milwaukee LOC), 3.294%, 2/6/2008	6,000,000
14,780,000		Kansas City, MO Tax Increment Financing Commission, President Hotel, (MBIA Insurance Corp. INS), 3.294%, 2/7/2008	14,780,000
2,665,000		Kings Creek Country Club, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 3.430%, 2/6/2008	2,665,000
1,690,000		L.H. Kroh, Inc., (Series 1998), (Wachovia Bank N.A. LOC), 3.430%, 2/6/2008	1,690,000
4,590,000		Lee County, FL IDA, Bonita Community Health Center, (Series 1999B), (Fifth Third Bank, Cincinnati LOC), 3.850%, 2/1/2008	4,590,000
24,300,000		Leeds, AL, (Series 2006-A), (Regions Bank, Alabama LOC), 3.290%, 2/7/2008	24,300,000
6,440,000		Leeds, AL, (Series 2006-C), (Regions Bank, Alabama LOC), 3.290%, 2/7/2008	6,440,000
5,165,000	[1,2]	Los Angeles, CA, MERLOTS, (Series 2000 A), (H&H Theatre), (Wachovia Bank N.A. LOC), 3.280%, 2/6/2008	5,165,000
18,750,000		Louisiana Agricultural Finance Authority, Lacassive Syrup Mill, (Series 2004), (Regions Bank, Alabama LOC), 3.300%, 2/7/2008	18,750,000
430,000		Madison, WI Community Development Authority, (Series 1997-B), Hamilton Point Apts., (JPMorgan Chase Bank, N.A. LOC), 3.460%, 2/7/2008	430,000
222,000,000		Marshall & Ilsley Bank, Milwaukee, 3.346%, 2/25/2008	222,000,000
11,485,000		Maryland State Economic Development Corp., Human Genome Sciences, (Series 1999B), (Wachovia Bank N.A. LOC), 3.470%, 2/5/2008	11,485,000
4,395,000		McCullough Snappy Service Oil Co., Inc., (Wachovia Bank N.A. LOC), 3.540%, 2/1/2008	4,395,000
1,669,000		Midwest Funding Corp., (Series 1992-B), (JPMorgan Chase Bank, N.A. LOC), 3.350%, 2/7/2008	1,669,000
8,425,000		Mississippi Business Finance Corp., (Regions Bank, Alabama LOC), 3.330%, 2/7/2008	8,425,000
3,000,000		Mississippi Business Finance Corp., Howard Industries, Inc. (Series 1997), (Regions Bank, Alabama LOC), 3.260%, 2/7/2008	3,000,000
10,000,000		Mississippi Business Finance Corp., Kohler Project, (Wachovia Bank N.A. LOC), 3.140%, 2/7/2008	10,000,000
17,000,000		Mississippi Business Finance Corp., (Series 1994), Georgia Gulf, (Wachovia Bank N.A. LOC), 3.320%, 2/6/2008	17,000,000
10,790,000		Mississippi Business Finance Corp., VC Regional Assembly & Manufacturing LLC., (JPMorgan Chase Bank, N.A. LOC), 3.350%, 2/6/2008	10,790,000
110,000,000	[1,2]	National Australia Bank Ltd., Melbourne, 4.530%, 2/7/2008	110,000,000
158,000,000		National City Bank, 3.345% - 4.909%, 2/1/2008 - 2/13/2008	158,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$900,000		Newport, KY Industrial Building Revenue Bonds, South Beach #1, LLC, (Series 2007A), (Fifth Third Bank, Cincinnati LOC), 3.230%, 2/7/2008	$900,000
5,175,000		North American Gulf Terminals, Inc., (Series 2002), (Regions Bank, Alabama LOC), 3.250%, 2/7/2008	5,175,000
11,675,000		North Oaks Partnership, (Series 1998), (LaSalle Bank, N.A. LOC), 3.300%, 2/7/2008	11,675,000
80,800,000		Novant Health, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 3.420%, 2/6/2008	80,800,000
9,100,000		Ohio Waste Development Authority Solid Waste, Bailey-PVS Oxides, LLC (Series 1998), (Key Bank, N.A. LOC), 3.350%, 2/7/2008	9,100,000
4,455,000		Olive Baptist Church, Inc., (Regions Bank, Alabama LOC), 3.310%, 2/7/2008	4,455,000
100,000,000		PNC Bank, N.A., 3.973%, 2/19/2008	99,988,888
4,855,000		Park Street Properties I LLC, University of Wisconsin - Madison Projects, (U.S. Bank, N.A. LOC), 3.260%, 2/7/2008	4,855,000
6,650,000		Physicians Real Estate LLP, (Wells Fargo Bank, N.A. LOC), 3.400%, 2/6/2008	6,650,000
5,170,000		Pinellas County, FL IDA, Eurobake Project, (Series 2005), (SunTrust Bank LOC), 3.350%, 2/6/2008	5,170,000
9,955,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park, (Series 2003), (U.S. Bank, N.A. LOC), 3.360%, 2/7/2008	9,955,000
4,500,000		Reiser Group Sonic Management Co., Inc., (Series 2002), (Regions Bank, Alabama LOC), 3.310%, 2/7/2008	4,500,000
9,025,000		Rollins College, (Series 1998), (SunTrust Bank LOC), 3.400%, 2/6/2008	9,025,000
169,000,000	[1,2]	Royal Bank of Canada, Montreal, 4.510% - 4.621%, 2/1/2008 - 2/6/2008	168,994,393
45,000,000	[1,2]	Royal Bank of Scotland PLC, Edinburgh, 5.162%, 2/21/2008	45,000,000
32,180,000		Rush Medical Foundation, (Series 2006), (Regions Bank, Alabama LOC), 3.290%, 2/1/2008	32,180,000
19,000,000		Salvation Army, (Series 2004-A), (Bank of New York LOC), 3.260%, 2/7/2008	19,000,000
1,045,000		Savannah, GA Housing Authority, (SunTrust Bank LOC), 3.400%, 2/6/2008	1,045,000
11,100,000		Seeber USA LLP, (Series 2000), (Wachovia Bank N.A. LOC), 3.320%, 2/6/2008	11,100,000
50,000,000	[1,2]	Societe Generale, Paris, 4.631%, 2/4/2008	50,000,000
10,835,000		Spira Millenium LLC, (Series 2001), (Bank of America N.A. LOC), 3.350%, 2/7/2008	10,835,000
47,680,000		Spitzer Group, (JPMorgan Chase Bank, N.A. LOC), 3.350%, 2/7/2008	47,680,000
2,280,000		Springfield Ltd. Partnership, (UBS AG LOC), 3.350%, 2/7/2008	2,280,000
960,000		St. Paul, MN Port Authority, Bix Fruit Co. (Series 1998-B), (Marshall & Ilsley Bank, Milwaukee LOC), 4.300%, 2/7/2008	960,000
1,560,000		St. Paul, MN Port Authority, National Checking Co. Project (Series 1998-B), (U.S. Bank, N.A. LOC), 4.200%, 2/7/2008	1,560,000
115,000,000	[1,2]	Svenska Handelsbanken, Stockholm, 4.289%, 2/13/2008	115,000,000
75,000,000		Svenska Handelsbanken, Stockholm, 4.468%, 4/7/2008	75,000,000
5,635,000		Trinity Baptist Church, (Series 2002-A), (Regions Bank, Alabama LOC), 3.260%, 2/7/2008	5,635,000
265,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, (Series 2007-2 Tranche #1), (GTD by Wachovia Corp.), 5.143% - 5.291%, 3/17/2008 - 3/28/2008	265,000,000
9,300,000		Victor H. Hanson/Elizabeth F. Hanson, (Regions Bank, Alabama LOC), 3.310%, 2/7/2008	9,300,000
1,100,000		Village Green Finance Co. LLC, (Series 1997), (Wachovia Bank N.A. LOC), 3.320%, 2/6/2008	1,100,000
1,367,000		Vista Funding Corp., (Series 1995-D), (Fifth Third Bank, Cincinnati LOC), 3.560%, 2/7/2008	1,367,000
1,155,000		Vista Funding Corp., (Series 1998-B), (Fifth Third Bank, Cincinnati LOC), 3.230%, 2/7/2008	1,155,000
352,732,000		Wachovia Bank N.A., 3.070% - 4.753%, 2/1/2008 - 4/28/2008	352,445,954
9,490,000		Western Reserve Masonic Community, Inc., (GTD by JPMorgan Chase Bank, N.A.), 3.360%, 2/7/2008	9,490,000
25,000,000		Westpac Banking Corp. Ltd., Sydney, 5.201%, 3/11/2008	25,000,000
8,985,000		Whetstone Care Center LLC, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 3.360%, 2/7/2008	8,985,000
33,770,000		World Wildlife Fund, Inc., (Series 2000 B), (INS AMBAC Financial Group, Inc.), 3.260%, 2/7/2008	33,770,000
		TOTAL	4,769,752,681
		Brokerage--6.5%
100,000,000		Goldman Sachs Group, Inc., 3.350%, 2/1/2008	100,000,000
50,000,000	[1,2]	Goldman Sachs Group, Inc., 4.506%, 2/15/2008	50,000,414
109,500,000	[1,2]	Merrill Lynch & Co., Inc., 4.461%, 2/19/2008	109,500,000
445,000,000		Merrill Lynch & Co., Inc., 3.350% - 5.204%, 2/4/2008 - 2/25/2008	445,000,000
866,000,000		Morgan Stanley, 3.195% - 4.650%, 2/1/2008 - 2/27/2008	866,000,482
		TOTAL	1,570,500,896
Principal Amount or Shares			Value
		NOTES - VARIABLE--continued [4]
		Electrical Equipment--0.2%
$2,090,000		Alabama State IDA, General Electric Project, (General Electric Co. LOC), 3.320%, 2/7/2008	$2,090,000
53,502,979		Northwest Airlines, Inc., (GTD by General Electric Co.), 4.954%, 2/4/2008	53,502,979
		TOTAL	55,592,979
		Finance -- Commercial--0.5%
125,000,000		General Electric Capital Corp., 4.701%, 2/11/2008	125,000,000
		Finance -- Retail--0.6%
150,000,000	[1,2]	Paradigm Funding LLC, 3.894%, 2/21/2008	149,998,373
		Finance -- Securities--5.3%
200,500,000	[1,2]	Asscher Finance Corp., 4.431% - 5.081%, 8/1/2008 - 8/15/2008	200,454,418
10,000,000	[1,2]	Beta Finance, Inc., 5.294%, 2/11/2008	10,000,383
714,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 3.065% - 4.970%, 3/17/2008 - 8/20/2008	713,949,695
354,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 3.914% - 4.985%, 2/19/2008 - 8/18/2008	353,982,189
		TOTAL	1,278,386,685
		Government Agency--0.0%
5,350,000		Grand Pointe II Ltd. Partnership, (Series 1999), Globe Apartments, (FHLB of Indianapolis LOC), 4.650%, 2/7/2008	5,350,000
		Insurance--2.8%
17,900,000		Albuquerque, NM, (Series 2000 A), (INS by MBIA Insurance Corp.), 4.980%, 2/6/2008	17,900,000
64,000,000		Genworth Life Insurance Co., 4.839%, 3/1/2008	64,000,000
50,000,000		Hartford Life Insurance Co., 3.375% - 3.460%, 2/1/2008 - 3/1/2008	50,000,000
66,000,000		MetLife Insurance Co. of Connecticut, 3.195% - 4.740%, 2/19/2008 - 3/28/2008	66,000,000
105,000,000		Metropolitan Life Insurance Co., 3.195% - 5.202%, 2/1/2008 - 4/1/2008	105,000,000
120,000,000		Monumental Life Insurance Co., 3.225% - 4.523%, 2/1/2008 - 4/2/2008	120,000,000
120,000,000		New York Life Insurance Co., 4.129% - 5.184%, 3/3/2008	120,000,000
10,000,000	[1,2]	Pacific Life Global Funding, 3.370%, 4/9/2008	10,000,000
125,000,000		Transamerica Occidental Life Insurance Co., 4.839%, 4/1/2008	125,000,000
		TOTAL	677,900,000
		Oil & Oil Finance--0.4%
100,000,000		BP Capital Markets p.l.c., (GTD by BP PLC), 4.319%, 3/11/2008	100,000,000
		TOTAL NOTES -- VARIABLE	8,732,481,614
		TIME DEPOSITS--2.9%
		Banking--2.9%
190,000,000		Chase Bank USA, N.A., 3.125%, 2/1/2008	190,000,000
75,000,000		Deutsche Bank AG, 3.125%, 2/1/2008	75,000,000
250,000,000		Marshall & Ilsley Bank, Milwaukee, 3.025%, 2/1/2008	250,000,000
200,000,000		Societe Generale, Paris, 3.105%, 2/1/2008	200,000,000
		TOTAL TIME DEPOSITS	715,000,000
		MUTUAL FUND--0.1%
		Asset Management--0.1%
20,059,291	[5]	DWS Money Market Trust, 4.233%	20,059,291
Principal Amount			Value
		REPURCHASE AGREEMENTS--2.4%
$539,092,000		Interest in $3,474,000,000 joint repurchase agreement 3.00%, dated 1/31/2008 under which Bank of America N.A. will repurchase securities provided as collateral for $3,474,289,500 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2035 and the market value of those underlying securities was $3,543,775,854.	$539,092,000
50,000,000		Interest in $100,000,000 joint repurchase agreement 1.54%, dated 1/31/2008 under which UBS Securities LLC will repurchase securities provided as collateral for $100,004,278 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/29/2016 and the market value of those underlying securities was $102,001,660.	50,000,000
		TOTAL REPURCHASE AGREEMENTS	589,092,000
		TOTAL INVESTMENTS--99.8% (AT AMORTIZED COST) [6]	24,258,571,626
		OTHER ASETS AND LIABILITIES - NET--0.2% [7]	45,565,044
		TOTAL NET ASSETS--100%	$24,304,136,670

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2008, these restricted securities amounted to $8,433,336,194 which represented 34.7% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At January 31, 2008, these liquid restricted securities amounted to $8,276,604,156 which represented 34.1% of total net assets.

3 Discount rate at time of purchase, for discount issues, or the coupon for interest-bearing issues.

4 Floating rate notes with current rate and next reset date shown.

5 7-Day net yield.

6 Also represents cost for federal tax purposes.

7 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2008.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
FHLB	--Federal Home Loan Bank
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts - Liquidity Optional Tender Series
SWP	--Swap Agreement

See Notes which are an integral part of the Financial Statements

Prime Value Obligations Fund
Portfolio of Investments Summary Tables

At January 31, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	49.3%
Variable Rate Demand Instruments	32.9%
Bank Instruments	12.9%
Repurchase Agreement	4.6%
Other Assets and Liabilities--Net [2]	0.3%
TOTAL	100.0%

At January 31, 2008, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	41.2	% [4]
8-30 Days	18.3%
31-90 Days	22.7%
91-180 Days	13.3%
181 Days or more	4.2%
Other Assets and Liabilities--Net [2]	0.3%
TOTAL	100.0%

1 Commercial Paper and Notes include any fixed-rate security that is not a bank instrument. A variable rate demand instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 29.4% of the Fund's portfolio.

Prime Value Obligations Fund
Portfolio of Investments

January 31, 2008 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--3.4%
		Finance - Automotive--1.3%
$12,797,333	[1]	CAL Securitization Trust 2007-1, Class A1, 5.425%, 7/15/2008	$12,797,333
15,159,747	[1,2]	Capital Auto Receivables Asset Trust 2007-4, Class A1, 4.910%, 11/17/2008	15,159,747
66,724,604	[1,2]	Capital Auto Receivables Asset Trust 2007-SN2, Class A1, 5.105%, 12/15/2008	66,724,604
29,010,958	[1,2]	Ford Credit Auto Owner Trust 2007-B, Class A1, 5.292%, 10/15/2008	29,010,958
40,000,000	[1,2]	Ford Credit Auto Owner Trust 2008-A, Class A1, 4.018%, 2/13/2009	40,000,000
8,368,215		Hyundai Auto Receivables Trust 2007-A, Class A1, 5.291%, 10/15/2008	8,368,215
11,272,494		Triad Automobile Receivables Trust 2007-B, Class A1, 5.068%, 12/12/2008	11,272,494
14,000,000		Wachovia Auto Loan Owner Trust 2008-1, Class A1, 3.943%, 1/20/2009	14,000,000
7,840,440		World Omni Automobile Receivables Trust 2007-B, Class A1, 5.676%, 10/15/2008	7,840,440
		TOTAL	205,173,791
		Finance - Equipment--0.0%
6,948,084		GE Equipment Midticket LLC, (Series 2007-1), Class A1, 4.906%, 11/14/2008	6,948,084
		Finance - Retail--1.8%
100,000,000	[1,2]	Arkle Master Issuer PLC 2007-1, Class 1A, 4.003%, 5/17/2008	100,000,000
58,000,000		Holmes Master Issuer PLC 2007-1, Class 1A1, 4.216%, 3/15/2008	58,000,000
116,688,212	[1,2]	WST Trust, (Series 2007-1G), Class A1, 4.952%, 5/21/2008	116,688,212
		TOTAL	274,688,212
		Insurance--0.3%
39,791,141		Capital One Auto Finance Trust 2007-C, Class A1, (GTD by FGIC), 5.282%, 10/15/2008	39,791,141
		TOTAL ASSET-BACKED SECURITIES	526,601,228
		CERTIFICATES OF DEPOSIT--11.0%
		Banking--11.0%
25,000,000		Bank of Montreal, 4.920%, 5/30/2008	25,000,000
34,500,000		Bank of Scotland, Edinburgh, 5.310%, 5/22/2008 - 5/23/2008	34,500,000
213,000,000		Barclays Bank PLC, 3.050% - 5.380%, 2/11/2008 - 7/25/2008	213,000,000
223,500,000		Credit Suisse, Zurich, 5.290% - 5.405%, 4/11/2008 - 6/9/2008	223,500,000
418,000,000		DePfa Bank PLC, 3.830% - 5.370%, 2/8/2008 - 7/14/2008	418,000,000
150,000,000		Huntington National Bank, Columbus, OH, 3.400% - 5.190%, 3/17/2008 - 4/23/2008	150,000,000
130,000,000		Natixis, 3.000% - 4.850%, 4/14/2008 - 8/1/2008	130,080,184
75,000,000		Royal Bank of Scotland PLC, Edinburgh, 3.760% - 4.850%, 5/21/2008 - 7/18/2008	75,000,000
105,000,000		Societe Generale, Paris, 3.250% - 5.420%, 7/10/2008 - 7/30/2008	105,000,000
322,000,000		UBS AG, 3.040% - 4.780%, 6/23/2008 - 10/15/2008	322,025,248
		TOTAL CERTIFICATES OF DEPOSIT	1,696,105,432
		COLLATERALIZED LOAN AGREEMENTS--22.0%
		Banking--12.5%
100,000,000		BNP Paribas Securities Corp., 3.320%, 2/1/2008	100,000,000
420,000,000		Barclays Capital, Inc., 3.341% - 3.751%, 2/1/2008	420,000,000
350,000,000		Credit Suisse First Boston LLC, 3.371%, 2/1/2008	350,000,000
564,000,000		Deutsche Bank Securities, Inc., 3.371%, 2/1/2008	564,000,000
300,000,000		Fortis Bank SA/NV, 3.351%, 2/1/2008	300,000,000
203,000,000		Greenwich Capital Markets, Inc., 3.371%, 2/1/2008	203,000,000
		TOTAL	1,937,000,000
Principal Amount			Value
		COLLATERALIZED LOAN AGREEMENTS--continued
		Brokerage--9.5%
$96,000,000		Bear Stearns & Co., Inc., 3.375%, 2/1/2008	$96,000,000
625,000,000		Citigroup Global Markets, Inc., 3.371%, 2/1/2008	625,000,000
74,000,000		Goldman Sachs & Co., 3.341%, 2/1/2008	74,000,000
425,000,000		Lehman Brothers, Inc., 3.967%, 4/22/2008 - 4/23/2008	425,000,000
254,000,000		Merrill Lynch, Pierce, Fenner and Smith, 3.371%, 2/1/2008	254,000,000
		TOTAL	1,474,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	3,411,000,000
		COMMERCIAL PAPER--20.3% [3]
		Aerospace/Auto--1.1%
80,200,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. Support Agreement), 3.800% - 5.550%, 2/15/2008 - 2/25/2008	80,007,351
87,250,000	[1,2]	Volkswagen of America, Inc., (GTD by Volkswagen AG), 4.320% - 5.520%, 2/15/2008 - 4/10/2008	86,815,821
		TOTAL	166,823,172
		Banking--3.9%
40,000,000		Bank of Scotland, Edinburgh, 3.220%, 7/22/2008	39,384,622
50,000,000		Calyon, Paris, 3.800%, 7/11/2008	49,150,278
50,000,000		Citigroup Funding, Inc., 5.300%, 2/13/2008	49,911,667
60,000,000		DePfa Bank PLC, 5.272%, 2/14/2008	59,885,762
75,000,000	[1,2]	Fountain Square Commercial Funding Corp., 4.000% - 4.100%, 4/9/2008 - 4/18/2008	74,372,639
50,000,000		Greenwich Capital Holdings, Inc., (GTD by Royal Bank of Scotland PLC, Edinburgh), 4.255%, 6/9/2008	49,237,646
28,742,000	[1,2]	Kitty Hawk Funding Corp., 4.280%, 3/19/2008	28,581,396
100,000,000	[1,2]	Picaros Funding LLC, (GTD by KBC Bank N.V.), 5.060% - 5.140%, 2/5/2008 - 4/3/2008	99,535,722
155,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 3.190% -4.545%, 4/7/2008 - 7/30/2008	152,867,442
		TOTAL	602,927,174
		Brokerage--0.6%
100,000,000		Morgan Stanley, 5.310% - 5.355%, 2/11/2008 - 2/19/2008	99,792,375
		Consumer Products--0.3%
44,995,000		Kellogg Co., 3.420% - 4.800%, 2/22/2008 - 4/4/2008	44,802,098
		Finance - Automotive--3.9%
150,389,000		DRAC LLC, (A1+/P1 Series), 3.100% - 4.900%, 2/7/2008 - 7/22/2008	148,526,273
8,000,000		DRAC LLC, (A1/P1 Series), 4.400%, 4/11/2008	7,931,555
404,000,000		FCAR Auto Loan Trust, (A1+/P1 Series), 3.750% - 5.600%, 2/20/2008 - 7/14/2008	398,723,930
52,672,000		FCAR Auto Loan Trust, (A1/P1 Series), 5.510%, 2/25/2008	52,478,518
		TOTAL	607,660,276
		Finance - Commercial--2.4%
80,000,000		CIT Group, Inc., 3.700%, 2/29/2008	79,769,778
50,000,000	[1,2]	Edison Asset Securitization LLC, 4.790%, 4/21/2008	49,467,778
150,000,000	[1,2]	Fairway Finance Co. LLC, 3.280% - 5.650%, 2/4/2008 - 4/11/2008	149,701,699
50,000,000		General Electric Capital Corp., 5.020%, 2/7/2008	49,958,167
50,000,000	[1,2]	Versailles CDS LLC, 5.000%, 2/5/2008	49,972,222
		TOTAL	378,869,644
		Finance - Retail--5.0%
275,000,000	[1,2]	Alpine Securitization Corp., 3.200% - 5.200%, 2/7/2008 - 4/21/2008	274,433,305
88,683,000	[1,2]	Chariot Funding LLC, 3.400%, 2/21/2008	88,515,488
50,000,000	[1,2]	Falcon Asset Securitization Company LLC, 5.200%, 3/7/2008	49,747,222
269,700,000	[1,2]	Sheffield Receivables Corp., 5.200% - 5.250%, 2/5/2008 - 2/22/2008	269,159,621
90,028,000	[1,2]	Tulip Funding Corp., 3.300% - 3.900%, 4/15/2008 - 4/23/2008	89,321,732
		TOTAL	771,177,368
Principal Amount			Value
		COMMERCIAL PAPER--continued [3]
		Finance - Securities--1.0%
$150,000,000	[1,2]	Grampian Funding LLC, 5.080% - 5.095%, 4/1/2008 - 4/2/2008	$148,713,347
		Food & Beverage--0.4%
61,500,000	[1,2]	H.J. Heinz Finance Co., (GTD by H.J. Heinz Co.), 4.200% - 4.530%, 2/29/2008 - 3/10/2008	61,251,330
		Metals--0.7%
103,400,000		Alcoa, Inc., 3.580% - 4.550%, 3/7/2008 - 3/26/2008	102,868,460
		Pharmaceuticals and Health Care--0.1%
20,500,000	[1,2]	AstraZeneca PLC, 3.050%, 8/5/2008	20,176,954
		Retail--0.9%
102,100,000		Home Depot, Inc., 4.550% - 5.600%, 2/15/2008 - 2/25/2008	101,799,988
31,000,000	[1,2]	Safeway Inc., 4.700%, 2/12/2008	30,955,481
		TOTAL	132,755,469
		TOTAL COMMERCIAL PAPER	3,137,817,667
		CORPORATE BONDS--1.5%
		Finance - Retail--1.0%
149,000,000	[1,2]	SLM Corp., 4.319%, 4/14/2008 - 5/12/2008	149,000,000
		Retail--0.5%
80,000,000		Wal-Mart Stores, Inc., 5.933%, 6/1/2008	80,152,632
		TOTAL CORPORATE BONDS	229,152,632
		CORPORATE NOTES--2.1%
		Brokerage--0.3%
53,000,000		Goldman Sachs Group, Inc., 4.560% - 4.641%, 2/29/2008 - 3/5/2008	53,000,000
		Finance - Securities--1.8%
100,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 5.340% - 5.350%, 6/2/2008 - 5/21/2008	99,998,393
182,500,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.350% - 5.415%, 2/4/2008 - 8/5/2008	182,500,000
		TOTAL	282,498,393
		TOTAL CORPORATE NOTES	335,498,393
		NOTES - VARIABLE--32.9% [4]
		Banking--21.5%
1,389,000		1901 4th Ave. Parking LLC, (Series 2004), (First Commercial Bank, Birmingham, AL LOC), 3.380%, 2/7/2008	1,389,000
1,630,000		AC, Inc., (Series 2002), (Regions Bank, Alabama LOC), 3.330%, 2/7/2008	1,630,000
70,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 3.290%, 2/7/2008	70,000
85,000,000		Australia & New Zealand Banking Group, Melbourne, 4.231%, 3/10/2008	85,000,000
200,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 5.111%, 3/5/2008	200,000,000
1,350,000		Avondale Commerce Park, Phase III LLP, Phase III, (Regions Bank, Alabama LOC), 3.330%, 2/7/2008	1,350,000
34,500,000		BNP Paribas SA, 3.228%, 2/28/2008	34,479,044
42,000,000	[1,2]	BNP Paribas SA, 4.895%, 2/19/2008	42,000,000
75,000,000	[1,2]	Bank of Ireland, 4.859%, 2/15/2008	75,000,000
155,000,000		Bank of Montreal, 3.354% - 4.952%, 2/21/2008 - 4/30/2008	155,007,629
68,000,000	[1,2]	Bank of Scotland, Edinburgh, 4.431%, 2/11/2008	68,000,000
365,000,000		Bank of Scotland, Edinburgh, 4.499% - 4.954%, 2/1/2008 - 5/6/2008	365,000,000
4,180,000		Baramax LLC, (Series 2002), (Commerce Bank N.A., Cherry Hill, NJ LOC), 3.470%, 2/6/2008	4,180,000
6,730,000		Bethesda Country Club, Inc., (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.480%, 2/5/2008	6,730,000
570,000		Bissett, William K. and Sheryl B., Multi-Option Adjustable Rate Notes, (Huntington National Bank, Columbus, OH LOC), 3.364%, 2/7/2008	570,000
1,340,000		Broadway Investments, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 3.364%, 2/7/2008	1,340,000
5,460,000		C-Mek Realty LLC, (Series 2007), (Bank of North Georgia LOC), 3.194%, 2/7/2008	5,460,000
2,206,000		CC Properties LLC, (Series 2002 A), Ronald & Phyllis Coleman, (Regions Bank, Alabama LOC), 3.330%, 2/7/2008	2,206,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$12,000,000		CV 40-Stone Oak Ltd., (Series 2005), (Compass Bank, Birmingham LOC), 3.310%, 2/7/2008	$12,000,000
8,260,000		Callaway Gardens Resort, Inc., (Columbus Bank and Trust Co., GA LOC), 3.364%, 2/7/2008	8,260,000
1,270,000		Campbell Enterprises, (Huntington National Bank, Columbus, OH LOC), 3.414%, 2/7/2008	1,270,000
6,375,000		Capital Markets Access Co. LC, (Series 2006K), Properties, LLC., (Compass Bank, Birmingham LOC), 3.380%, 2/7/2008	6,375,000
658,000		Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 3.350%, 2/7/2008	658,000
11,590,000		Centra State Medical Arts Building LLC, (Commerce Bank N.A., Cherry Hill, NJ LOC), 3.420%, 2/7/2008	11,590,000
4,665,000		Century Drive Associates, (Series 2001), (Commerce Bank N.A., Cherry Hill, NJ LOC), 3.420%, 2/6/2008	4,665,000
3,335,000		Charapp Family Ltd., (Series 2000), (Huntington National Bank, Columbus, OH LOC), 3.364%, 2/7/2008	3,335,000
3,940,000		Christian Life Assembly of the Assemblies of God, (Series 2003), (Fulton Bank LOC), 3.300%, 2/7/2008	3,940,000
3,920,000		Clark-Holder Clinic, PA, (Columbus Bank and Trust Co., GA LOC), 3.320%, 2/7/2008	3,920,000
4,590,000		Columbus, GA Development Authority, Woodmont Properties, LLC, (Series 2000), (Columbus Bank and Trust Co., GA LOC), 3.180%, 2/7/2008	4,590,000
3,135,000		Commerce Towers LLC, (Regions Bank, Alabama LOC), 3.320%, 2/7/2008	3,135,000
6,000,000		Commercial Contractors, Inc., (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.480%, 2/5/2008	6,000,000
685,000		Continental Downtown Properties, (Huntington National Bank, Columbus, OH LOC), 3.364%, 2/7/2008	685,000
6,390,000		Continental Downtown Properties, (Series 2000), (Huntington National Bank, Columbus, OH LOC), 3.364%, 2/7/2008	6,390,000
50,000,000		Credit Agricole S.A., 4.175%, 3/25/2008	50,000,000
75,000,000	[1,2]	Credit Agricole S.A., 4.854%, 3/25/2008	75,000,000
6,620,000		Cruiser Properties LLC, (Series 1999), (Huntington National Bank, Columbus, OH LOC), 3.414%, 2/7/2008	6,620,000
165,000,000	[1,2]	DePfa Bank PLC, 5.051%, 3/15/2008	165,000,000
4,670,000		Dellridge Care Center LP, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.480%, 2/5/2008	4,670,000
22,640,000		Dynetics, Inc., (Series 2004), (Compass Bank, Birmingham LOC), 3.360%, 2/7/2008	22,640,000
8,250,000		Effingham County, GA IDA, Flint River Services, Inc. (Series 2007), (Columbus Bank and Trust Co., GA LOC), 3.190%, 2/7/2008	8,250,000
2,290,000		Engle Printing & Publishing, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.476%, 2/1/2008	2,290,000
2,525,000		Engle Printing & Publishing, (Series 2003), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.476%, 2/1/2008	2,525,000
3,940,000		Escambia County Environmental Corp., (Series 2003), (RBC Centura Bank LOC), 3.310%, 2/7/2008	3,940,000
14,165,000		First Assembly of God, (Series 2004), (Regions Bank, Alabama LOC), 3.260%, 2/7/2008	14,165,000
2,885,000		First Baptist Church of Mt. Olive, (Series 2003), (Regions Bank, Alabama LOC), 3.310%, 2/7/2008	2,885,000
1,828,000		First Baptist Church of West Monroe, LA, (Series 2003), (Regions Bank, Alabama LOC), 3.310%, 2/7/2008	1,828,000
7,975,000		Fountainhead Enterprises LLC, (Huntington National Bank, Columbus, OH LOC), 3.364%, 2/7/2008	7,975,000
2,655,000		Gannett Fleming, Inc., (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.480%, 2/1/2008	2,655,000
1,417,000		Gateway Foods, Inc., (Regions Bank, Alabama LOC), 3.330%, 2/7/2008	1,417,000
5,505,000		Georgia Crown Distributing Co., (Columbus Bank and Trust Co., GA LOC), 3.290%, 2/7/2008	5,505,000
1,025,000		Gerald T. Thom, Trustee U.A.D., March 27, 1997, (Huntington National Bank, Columbus, OH LOC), 3.180%, 2/7/2008	1,025,000
20,000,000		Goldleaf Mortgage LLC, (Series 2007-A), (Marshall & Ilsley Bank, Milwaukee LOC), 3.290%, 2/7/2008	20,000,000
6,245,000		Green Clinic Management Co. LLC, (Regions Bank, Alabama LOC), 3.330%, 2/7/2008	6,245,000
1,785,000		Grossman Realty LLC, (Series 5), (Regions Bank, Alabama LOC), 3.330%, 2/7/2008	1,785,000
920,000		Guilford Capital LLC, (Series 2002 - D), (Regions Bank, Alabama LOC), 3.410%, 2/7/2008	920,000
2,905,000		Guilford Capital LLC, (Series 2002 - E), (Regions Bank, Alabama LOC), 3.410%, 2/7/2008	2,905,000
17,390,000		HD Greenville LLC, (Series 2004), (Regions Bank, Alabama LOC), 3.260%, 2/7/2008	17,390,000
1,995,000		HFS Holdings LLC, (Regions Bank, Alabama LOC), 3.300%, 2/7/2008	1,995,000
710,000		Hamilton Farm Bureau Cooperative, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 3.180%, 2/7/2008	710,000
11,950,000		Harris County, GA Development Authority, (Columbus Bank and Trust Co., GA LOC), 3.364%, 2/7/2008	11,950,000
4,045,000		Hazlet Manor Associates, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.480%, 2/5/2008	4,045,000
585,000		Ilsco Corp., (U.S. Bank, N.A. LOC), 3.210%, 2/7/2008	585,000
3,500,000		Indian Hills Country Club, (Series 2000), (Regions Bank, Alabama LOC), 3.310%, 2/7/2008	3,500,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$40,500,000		JPMorgan Chase & Co., 4.621%, 2/4/2008	$40,500,000
5,625,000		Jack W. Kidd, (Series 2003), (First Commercial Bank, Birmingham, AL LOC), 3.380%, 2/7/2008	5,625,000
3,145,000		K & K Management Co., (Series 2000), (Huntington National Bank, Columbus, OH LOC), 3.364%, 2/7/2008	3,145,000
6,506,290		Katie Realty LLC, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.430%, 2/1/2008	6,506,290
184,000,000	[1]	MONET Trust, (Series 2000-1 Class A-2A), (Dresdner Bank AG, Frankfurt SWP), 4.913%, 3/28/2008	184,000,000
135,000,000	[1]	MONET Trust, (Series 2000-1 Class A-2B), (Dresdner Bank AG, Frankfurt SWP), 4.913%, 3/28/2008	135,000,000
7,200,000		Maryland IDFA, Avalon Pharmaceutical, Inc., Series 2003, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.476%, 2/1/2008	7,200,000
1,370,000		Maryland IDFA, Gen-Vec, Inc. Facility (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.480%, 2/1/2008	1,370,000
19,320,000		Maryland State Economic Development Corp., Human Genome (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.480%, 2/5/2008	19,320,000
16,000,000		Maryland State Economic Development Corp., (Series 2001A), Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.480%, 2/5/2008	16,000,000
9,535,000		McCullough Oil Bond Issue LLC, (Series 2003), (Regions Bank, Alabama LOC), 3.290%, 2/7/2008	9,535,000
24,800,000		Mesivta Yeshiva Rabbi Chaim Berlin, (Series 2005), (Allied Irish Banks PLC LOC), 3.294%, 2/7/2008	24,800,000
9,930,000		Mike Bowden, (Columbus Bank and Trust Co., GA LOC), 3.260%, 2/7/2008	9,930,000
3,815,000		Miller, James & Deborah, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.480%, 2/5/2008	3,815,000
5,200,000		Mississippi Business Finance Corp., (First Tennessee Bank, N.A. LOC), 4.160%, 2/7/2008	5,200,000
9,200,000		Mountain Christian Church, (Series 2003), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.476%, 2/1/2008	9,200,000
3,000,000		Nassau County, NY IDA, Brush Hollow Project, (Series 2006-A), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.364%, 2/7/2008	3,000,000
150,000,000		National Australia Bank Ltd., Melbourne, 4.454%, 3/6/2008	150,000,000
85,000,000	[1,2]	National Australia Bank Ltd., Melbourne, 4.530%, 2/7/2008	85,000,000
115,000,000		National City Bank, 3.345% - 4.909%, 2/1/2008 - 2/13/2008	115,000,000
5,380,000		Neron Real Estate LLC, (Regions Bank, Alabama LOC), 3.320%, 2/7/2008	5,380,000
2,854,000		Oceana County Freezer Storage, Inc., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 3.180%, 2/7/2008	2,854,000
800,000		Oceana County Freezer Storage, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 3.180%, 2/7/2008	800,000
2,318,500		Orange Beach Marina, Inc., (Regions Bank, Alabama LOC), 3.340%, 2/7/2008	2,318,500
55,000,000		PNC Bank, N.A., 3.973%, 2/19/2008	54,993,888
1,300,000		Palmetto Net, Inc., (National Bank of South Carolina LOC), 3.194%, 2/7/2008	1,300,000
33,700,000		Pearl Mississippi Urban Renewal, Childre Road Project, (First Tennessee Bank, N.A. LOC), 3.460%, 2/7/2008	33,700,000
1,015,000		R.M.D.H. Properties LLC, (Huntington National Bank, Columbus, OH LOC), 3.364%, 2/7/2008	1,015,000
8,750,000		River Road Marietta LP, (Series 2006), (Fulton Bank LOC), 3.300%, 2/7/2008	8,750,000
2,820,000		Riverchase Office Road LLC, (First Commercial Bank, Birmingham, AL LOC), 3.410%, 2/7/2008	2,820,000
1,770,000		Roby Co. Ltd. Partnership, (Huntington National Bank, Columbus, OH LOC), 3.364%, 2/7/2008	1,770,000
55,000,000		Royal Bank of Canada, Montreal, 4.471%, 2/11/2008	55,000,000
145,000,000	[1,2]	Royal Bank of Canada, Montreal, 4.621%, 2/1/2008	145,000,000
40,000,000	[1,2]	Royal Bank of Scotland PLC, Edinburgh, 5.162%, 2/21/2008	40,000,000
16,055,000		Schuster Enterprises, Inc., (Columbus Bank and Trust Co., GA LOC), 3.364%, 2/7/2008	16,055,000
11,000,000		Sea Island Co., (Columbus Bank and Trust Co., GA LOC), 3.364%, 2/7/2008	11,000,000
7,155,000		Smith Land Improvement Corp., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.480%, 2/5/2008	7,155,000
30,000,000	[1,2]	Societe Generale, Paris, 4.631%, 2/4/2008	30,000,000
3,335,000		Southeastern Partners Realty I, II, III, (Series 2003), (Bank of North Georgia LOC), 3.364%, 2/7/2008	3,335,000
6,220,000		Spencer Cos., Inc., (Series 2001), (First Commercial Bank, Birmingham, AL LOC), 3.364%, 2/7/2008	6,220,000
3,135,000		Stone Creek LLC, (Columbus Bank and Trust Co., GA LOC), 3.320%, 2/7/2008	3,135,000
50,000,000	[1,2]	Svenska Handelsbanken, Stockholm, 4.289%, 2/13/2008	50,000,000
65,000,000		Svenska Handelsbanken, Stockholm, 4.468%, 4/7/2008	65,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$2,695,000		TNT Co., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 3.180%, 2/7/2008	$2,695,000
4,530,000		Tanya K. Nitterhouse, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.480%, 2/1/2008	4,530,000
9,255,000		Team Rahal, Inc., (Series 2002), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.430%, 2/1/2008	9,255,000
8,440,000		Test Associates, (Series 2002), (Fulton Bank LOC), 3.300%, 2/7/2008	8,440,000
20,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, (Series 2007-2 Tranche #1), (GTD by Wachovia Corp.), 5.210% - 5.291%, 3/17/2008 - 3/21/2008	20,000,000
1,730,000		Vulcan, Inc., (Series 2002), (Regions Bank, Alabama LOC), 3.310%, 2/7/2008	1,730,000
10,155,000		WCN Properties, Inc., (Series 2), (Fulton Bank LOC), 3.300%, 2/7/2008	10,155,000
11,695,000		WLB LLC, (Series 1997), (Columbus Bank and Trust Co., GA LOC), 3.330%, 2/7/2008	11,695,000
4,160,000		WMMT Properties LP, (Series 2003), (FirstMerit Bank, N.A. LOC), 3.230%, 2/7/2008	4,160,000
24,000,000		Wachovia Bank N.A., 4.753%, 4/4/2008	24,000,000
6,400,000		West Shore Country Club, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.470%, 2/1/2008	6,400,000
136,500,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 4.071%, 2/19/2008	136,500,000
100,000,000		Westpac Banking Corp. Ltd., Sydney, 5.201%, 3/11/2008	100,000,000
13,355,000		William Hill Manor, Inc., (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.480%, 2/5/2008	13,355,000
6,405,000		Wilsbach Distributors, Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.360%, 2/6/2008	6,405,000
7,845,000		Yonkers, NY IDA, JME Associates, LLC (Series 2006), (Commerce Bank N.A., Cherry Hill, NJ LOC), 3.370%, 2/7/2008	7,845,000
8,375,000		York County, PA IDA, (Series 2003-B), 3.230%, 2/7/2008	8,375,000
		TOTAL	3,333,932,351
		Brokerage--4.1%
25,000,000		Goldman Sachs Group, Inc., 3.215%, 2/1/2008	25,000,000
28,000,000	[1,2]	Goldman Sachs Group, Inc., 4.306%, 2/15/2008	28,000,232
208,500,000		Merrill Lynch & Co., Inc., 3.914% - 4.980%, 2/4/2008 - 2/25/2008	208,500,000
279,000,000		Morgan Stanley, 3.375% - 4.725%, 2/1/2008 - 2/27/2008	279,000,000
90,000,000	[1]	PYXIS Master Trust, Class 2007-6, (GTD by Merrill Lynch & Co., Inc.), 5.170%, 3/6/2008	90,000,000
		TOTAL	630,500,232
		Finance - Commercial--0.5%
73,570,000		General Electric Capital Corp., 3.170% - 4.461%, 2/1/2008 - 2/11/2008	73,491,768
		Finance - Retail--0.9%
43,000,000		AFS Insurance Premium Receivables Trust, (Series 1994-A), 4.792%, 2/15/2008	43,000,000
92,000,000	[1,2]	Paradigm Funding LLC, 3.894%, 2/21/2008	91,999,002
		TOTAL	134,999,002
		Finance - Securities--4.1%
150,000,000	[1,2]	Asscher Finance Corp., 4.849%, 2/15/2008 (Final Maturity 8/15/2008)	149,965,321
311,500,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 3.090% - 4.970%, 2/1/2008 - 4/21/2008 (Final Maturity 3/17/2008 - 8/20/2008)	311,466,644
168,700,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 3.065% - 4.935%, 2/1/2008 - 2/19/2008 (Final Maturity 2/19/2008 - 8/18/2008)	168,691,286
		TOTAL	630,123,251
		Government Agency--0.0%
4,155,000		Southwest Atlanta E.O.C., Inc., (Series 2006), (FHLB of Atlanta LOC), 3.270%, 2/7/2008	4,155,000
		Insurance--1.7%
45,000,000		Genworth Life Insurance Co., 4.986%, 2/9/2008	45,000,000
15,000,000		Hartford Life Insurance Co., 5.081%, 2/1/2008	15,000,000
65,000,000		MetLife Insurance Co. of Connecticut, 4.923% - 5.214%, 3/3/2008 - 3/28/2008	65,000,000
25,000,000		Metropolitan Life Insurance Co., 4.839%, 4/1/2008	25,000,000
70,000,000		New York Life Insurance Co., 5.184% - 5.204%, 3/3/2008	70,000,000
45,000,000	[1,2]	Pacific Life Global Funding, 4.523% - 4.640%, 2/4/2008 - 4/9/2008	45,000,105
		TOTAL	265,000,105
Principal Amount or Shares			Value
		NOTES - VARIABLE--continued [4]
		Oil & Oil Finance--0.1%
$22,000,000		BP Capital Markets PLC, (GTD by BP PLC), 5.066%, 3/11/2008	$22,000,000
		TOTAL NOTES - VARIABLE	5,094,201,709
		MUTUAL FUND--1.0%
150,000,000	[5]	AIM Short-Term Investments Co. Liquid Assets Portfolio, 4.100%	150,000,000
		TIME DEPOSITS--0.9%
		Banking--0.9%
40,000,000		Toronto Dominion Bank, 3.125%, 2/1/2008	40,000,000
95,000,000		WestLB AG, 3.125%, 2/1/2008	95,000,000
		TOTAL TIME DEPOSITS	135,000,000
		REPURCHASE AGREEMENT--4.6%
715,699,000		Interest in $3,474,000,000 joint repurchase agreement 3.00%, dated 1/31/2008 under which Bank of America N.A. will repurchase securities provided as collateral for $3,474,289,500 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2035 and the market value of those underlying securities was $3,543,775,854.	715,699,000
		TOTAL INVESTMENTS--99.7% (AT AMORTIZED COST) [6]	15,431,076,061
		OTHER ASSETS AND LIABILITIES - NET--0.3% [7]	41,878,445
		TOTAL NET ASSETS--100%	$15,472,954,506

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2008, these restricted securities amounted to $4,798,230,945, which represented 31.0% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At January 31, 2008, these liquid restricted securities amounted to $4,376,433,612, which represented 28.3% of total net assets.

3 Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.

4 Floating rate notes with current rate and next reset date shown.

5 7-Day net yield.

6 Also represents cost for federal tax purposes.

7 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2008.

The following acronyms are used throughout this portfolio:

FGIC	--Financial Guaranty Insurance Company
FHLB	--Federal Home Loan Bank
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDFA	--Industrial Development Finance Authority
LOC	--Letter of Credit
SWP	--Swap Agreement

See Notes which are an integral part of the Financial Statements

Tax-Free Obligations Fund
Portfolio of Investments Summary Tables

At January 31, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	83.7%
Municipal Notes	16.7%
Commercial Paper	0.5%
Other Assets and Liabilities--Net [2]	(0.9)%
TOTAL	100.0%

At January 31, 2008, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	82.8%
8-30 Days	3.3%
31-90 Days	1.5%
91-180 Days	8.7%
181 Days or more	4.6%
Other Assets and Liabilities--Net [2]	(0.9)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Tax-Free Obligations Fund
Portfolio of Investments

January 31, 2008 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--100.9% [1,2]
		Alabama--3.5%
$9,860,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Alabama Non-AMT)/(Series 2005-5), Weekly VRDNs (Baldwin County, AL Board of Education)/(AMBAC INS)/(Bank of America N.A. LIQ), 3.100%, 2/7/2008	$9,860,000
6,000,000		Alabama HFA MFH, (2000 Series A:Turtle Lake), Weekly VRDNs (Double Lake Ventures LLC)/(FNMA LOC), 2.250%, 2/7/2008	6,000,000
23,000,000		Alabama State Public School & College Authority, (Series 2007), 5.00% Bonds, 12/1/2008	23,367,431
10,065,000	[3,4]	Alabama State Public School & College Authority, (Series 2007-120), Weekly VRDNs (Goldman Sachs Group, Inc. LIQ), 2.260%, 2/7/2008	10,065,000
500,000	[3,4]	Alabama State Public School & College Authority, PUTTERs (Series 124), Weekly VRDNs (FGIC INS)/(JPMorgan Chase & Co. LIQ), 2.900%, 2/7/2008	500,000
500,000		Birmingham, AL, Airport Authority, (Series 2003A), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.500%, 2/7/2008	500,000
37,600,000		Birmingham, AL, Medical Clinic Board, (Series 2007-A), Weekly VRDNs (University of Alabama Health Services Foundation, P.C.)/(Bank of America N.A. LOC), 2.810%, 2/1/2008	37,600,000
18,190,000	[3,4]	Birmingham, AL, Waterworks & Sewer Board, MuniTOPS (Series 2004-20), Weekly VRDNs (FGIC INS)/(Bank of America N.A. LIQ), 2.650%, 2/7/2008	18,190,000
1,405,000	[3,4]	Birmingham, AL, P-Floats (Series EC-1067) VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ), 4.200%, 2/7/2008	1,405,000
3,785,000		Birmingham, AL, Tax Increment Financing District I, Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 2.800%, 2/1/2008	3,785,000
12,000,000		Birmingham-St. Martin's, AL, Special Care Facilities Financing Authority, (Series 2007), Weekly VRDNs (St. Martin's In The Pines)/(First Commercial Bank, Birmingham, AL LOC), 2.250%, 2/7/2008	12,000,000
2,000,000		Boaz, AL, IDB, (Series 1994), Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC), 2.320%, 2/7/2008	2,000,000
15,285,000		Chelsea Park, AL, Cooperative District, (Series 2005), Weekly VRDNs (Compass Bank, Birmingham LOC), 2.310%, 2/7/2008	15,285,000
11,100,000		Columbia, AL, IDB, PCR (Series 1999-C), Daily VRDNs (Alabama Power Co.), 2.150%, 2/1/2008	11,100,000
5,512,000		Geneva County, AL, Health Care Authority, Inc., (Series 2001), Weekly VRDNs (Wachovia Bank N.A. LOC), 2.870%, 2/1/2008	5,512,000
69,575,000		Health Care Authority for Baptist Health, AL, (Series 2006A-2), Weekly VRDNs (MBIA Insurance Corp. INS)/(Citibank NA, New York LIQ), 3.400%, 2/6/2008	69,575,000
3,100,000		Huntsville, AL, Public Park & Recreation Board, (Series 2002), Weekly VRDNs (YMCA of Metropolitan Huntsville)/(Wachovia Bank N.A. LOC), 2.870%, 2/1/2008	3,100,000
3,515,000		Huntsville, AL, Special Care Facilities Financing Authority, Lease Revenue Bonds (Series 2005), Weekly VRDNs (Huntsville Rehabilitation Foundation)/(Wachovia Bank N.A. LOC), 2.200%, 2/7/2008	3,515,000
9,175,000	[3,4]	Jefferson County, AL, Sewer System, Floater Certificates (Series 2000-352), Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ), 2.270%, 2/7/2008	9,175,000
1,255,000		Jefferson County, AL, Sewer System, Warrants (Series 2002C-6), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Societe Generale, Paris LIQ), 7.750%, 2/7/2008	1,255,000
2,065,000		Legends Park Improvement District, AL, (Series 2002-A), Weekly VRDNs (Columbus Bank and Trust Co., GA LOC), 2.300%, 2/7/2008	2,065,000
1,000,000		Lower Alabama Gas District, (Series 2007A: Gas Supply Revenue Bonds), Daily VRDNs (Societe Generale, Paris LIQ), 2.200%, 2/7/2008	1,000,000
360,000		Magnolia Ridge Improvement District, AL, (Series 2002), Weekly VRDNs (Wachovia Bank N.A. LOC), 2.870%, 2/1/2008	360,000
5,355,000		Marshall County, AL, Special Obligation School Refunding Warrant (Series 1994), Weekly VRDNs (Marshall County, AL Board of Education)/(Regions Bank, Alabama LOC), 2.200%, 2/7/2008	5,355,000
2,500,000	[3,4]	Mobile, AL, Class A Certificates (Series 2002-197), Weekly VRDNs (AMBAC INS)/(Bear Stearns Cos., Inc. LIQ), 4.000%, 2/7/2008	2,500,000
2,920,000		Montgomery, AL, Public Educational Building Authority, (Series 2006), Weekly VRDNs (Family Guidance Center of Alabama, Inc.)/(Columbus Bank and Trust Co., GA LOC), 2.280%, 2/7/2008	2,920,000
10,050,000		Parrish, AL, IDB, PCR (Series 1994A), Daily VRDNs (Alabama Power Co.), 1.900%, 2/1/2008	10,050,000
13,000,000		Port City Medical Clinic Board of Mobile, AL, (Series 1998B) Weekly VRDNs (Infirmary Health System, Inc.)/(AMBAC INS)/(Bank of Nova Scotia, Toronto and KBC Bank N.V. LIQs), 2.500%, 2/7/2008	13,000,000
67,800,000		Southeast Alabama Gas District, (Series 2007A), Daily VRDNs (Southeast Alabama Gas Acquisition LLC)/(Societe Generale, Paris LIQ), 1.920%, 2/1/2008	67,800,000
6,650,000	[3,4]	Trussville, AL, Solar Eclipse (Series 2007-0105), Weekly VRDNs (FGIC INS)/(U.S. Bank, N.A. LIQ), 4.000%, 2/7/2008	6,650,000
4,250,000		Tuscaloosa County, AL Automotive Corridor IDA, (Series 2002), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 2.250%, 2/7/2008	4,250,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Alabama--continued
$2,650,000		Tuscaloosa County, AL, Park & Recreation Authority, (Series 2000), Weekly VRDNs (Regions Bank, Alabama LOC), 2.250%, 2/7/2008	$2,650,000
30,000,000		Tuscaloosa County, AL, Port Authority, (Series 2006: Midtown Village), Weekly VRDNs (Carlyle-Cypress Tuscaloosa I LLC)/(Compass Bank, Birmingham LOC), 2.260%, 2/7/2008	30,000,000
15,000,000	[3,4]	University of Alabama Board of Trustees, (PA-1525), Weekly VRDNs (University of Alabama at Birmingham)/(MBIA Insurance Corp. INS)/ (Merrill Lynch & Co., Inc. LIQ), 3.500%, 2/7/2008	15,000,000
15,980,000	[3,4]	University of South Alabama, Solar Eclipse (Series 2007-0023), 3.80% TOBs (AMBAC INS)/(U.S. Bank, N.A. LIQ), Optional Tender 7/10/2008	15,980,000
		TOTAL	423,369,431
		Alaska--0.3%
4,625,000	[3,4]	Alaska International Airports System, (PT-1397), Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ), 2.270%, 2/7/2008	4,625,000
25,800,000	[3,4]	Alaska State Housing Finance Corp., MERLOTS (Series 1999D), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 2.410%, 2/6/2008	25,800,000
		TOTAL	30,425,000
		Arizona--2.3%
2,900,000		Apache County, AZ, IDA, (Series 1983B), Weekly VRDNs (Tucson Electric Power Co.)/(Bank of New York LOC), 2.170%, 2/6/2008	2,900,000
1,300,000		Arizona Health Facilities Authority, Weekly VRDNs (University Physicians, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 2.250%, 2/7/2008	1,300,000
1,900,000		Arizona Health Facilities Authority, (Series 2004), Weekly VRDNs (Southwest Behavioral Health Services, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 2.240%, 2/6/2008	1,900,000
4,565,000		Arizona Health Facilities Authority, (Series 2005A), Weekly VRDNs (Banner Health)/(MBIA Insurance Corp. INS)/(Citibank NA, New York LIQ), 2.450%, 2/6/2008	4,565,000
73,945,000		Arizona Health Facilities Authority, (Series 2005B), Weekly VRDNs (Banner Health)/(FGIC INS)/(Bank of Nova Scotia, Toronto LIQ), 3.400%, 2/6/2008	73,945,000
9,625,000		Arizona Health Facilities Authority, (Series 2006), Weekly VRDNs (La Loma Village)/(Citibank NA, New York LOC), 2.250%, 2/7/2008	9,625,000
37,325,000	[3,4]	Arizona Health Facilities Authority, Floater Certificates (Series 2006-1782), Weekly VRDNs (Banner Health)/(Morgan Stanley LIQ), 2.260%, 2/7/2008	37,325,000
12,500,000		Arizona School District, COPs (Series 2007), 4.50% TANs, 7/30/2008	12,551,171
1,081,500	[3,4]	Chandler, AZ, Floater Certificates (Series 2006-1648),Weekly VRDNs (Morgan Stanley LIQ), 2.250%, 2/7/2008	1,081,500
5,175,000	[3,4]	Goodyear, AZ, Public Improvement Corp., MERLOTS (Series 2007-D65), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 2.510%, 2/6/2008	5,175,000
20,175,000		Maricopa County, AZ, (Series 2007), Weekly VRDNs (Sun Health Corp.)/(LaSalle Bank, N.A. LOC), 2.240%, 2/7/2008	20,175,000
1,490,000		Maricopa County, AZ, IDA, (Series 2000A), Weekly VRDNs (Gran Victoria Housing LLC)/(FNMA LOC), 2.200%, 2/7/2008	1,490,000
35,000,000	[3,4]	Maricopa County, AZ, IDA, PUTTERs (Series 420), Weekly VRDNs (Catholic Healthcare West)/(JPMorgan Chase & Co. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 2.750%, 2/1/2008	35,000,000
3,000,000		McAllister Academic Village, AZ LLC, (Series 2005A), Weekly VRDNs (Arizona State University)/(AMBAC INS)/(State Street Bank and Trust Co. LIQ), 4.000%, 2/6/2008	3,000,000
4,675,000	[3,4]	Phoenix, AZ, Civic Improvement Corp., MACON (Series 2005L), Weekly VRDNs (FGIC INS)/(Bank of America N.A. LIQ), 2.650%, 2/7/2008	4,675,000
2,250,000		Phoenix, AZ, IDA, (Series 2000), Weekly VRDNs (Copper Palms Apartments)/(FHLMC LOC), 2.140%, 2/6/2008	2,250,000
2,840,000		Phoenix, AZ, IDA, (Series 2002), Weekly VRDNs (Jewell McFarland Lewis Fresh Start Women's Resource Center)/(Bank of America N.A. LOC), 2.150%, 2/7/2008	2,840,000
5,550,000		Pima County, AZ, IDA, Weekly VRDNs (Tucson Electric Power Co.)/(Bank of New York LOC), 2.170%, 2/6/2008	5,550,000
1,100,000		Pima County, AZ, Unified School District No. 1, (Series C), 4.00% Bonds (FGIC INS), 7/1/2008	1,101,528
13,000,000	[3,4]	Pinal County, AZ, Electrical District No. 3, MACON Trust (Series 2006 U-1), Weekly VRDNs (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 2.290%, 2/7/2008	13,000,000
12,000,000	[3,4]	Salt River Project, AZ, Agricultural Improvement & Power District, PUTTERs (Series 2045), Weekly VRDNs (JPMorgan Chase & Co. LIQ), 2.250%, 2/7/2008	12,000,000
8,920,000	[3,4]	Salt River Project, AZ, Agricultural Improvement & Power District, PUTTERs (Series 2046) Weekly VRDNs (JPMorgan Chase & Co. LIQ), 2.250%, 2/7/2008	8,920,000
3,345,000		Sierra Vista, AZ, IDA, (Series 2001A), Weekly VRDNs (Mountain Steppes Properties LLC)/(FNMA LOC), 2.230%, 2/7/2008	3,345,000
3,660,000		Tucson, AZ, IDA, MFH Revenue Bonds (Series 2002A), Weekly VRDNs (Quality Apartment Living LLC)/(FNMA LOC), 2.140%, 2/7/2008	3,660,000
5,000,000		Yavapai County, AZ, (Series 2007), Weekly VRDNs (Landesbank Hessen-Thueringen LOC), 2.300%, 2/7/2008	5,000,000
6,330,000		Yavapai, AZ, IDA, (Series 1997B), Weekly VRDNs (Yavapai Regional Medical Center)/(FSA INS)/(Dexia Credit Local LIQ), 2.200%, 2/7/2008	6,330,000
		TOTAL	278,704,199
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Arkansas--0.2%
$20,920,000		Fayetteville, AR, Public Facilities Board, (Series 2002), Weekly VRDNs (Butterfield Trail Village)/(U.S. Bank, N.A. LOC), 2.230%, 2/7/2008	$20,920,000
		California--3.6%
366,500,000		California State, 4.00% RANs, 6/30/2008	367,429,123
43,050,000	[3,4]	Golden State Tobacco Securitization Corp., CA, (MT-400), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 2.600%, 2/7/2008	43,050,000
19,410,000	[3,4]	JPMorgan Chase & Co I-PUTTERs Trust (Series 1711P), Weekly VRDNs (AMBAC, MBIA Insurance Corp. INS) and JPMorgan Chase Bank, N.A. LIQs), 2.700%, 2/7/2008	19,410,000
		TOTAL	429,889,123
		Colorado--1.0%
9,390,000		Colorado Educational & Cultural Facilities Authority, (Series 2004A), Weekly VRDNs (Fuller Theological Seminary)/(Key Bank, N.A. LOC), 2.230%, 2/7/2008	9,390,000
2,635,000		Colorado Health Facilities Authority, (Series 1998c-1), Weekly VRDNs (Developmental Disabilities Center)/(JPMorgan Chase Bank, N.A. LOC), 2.450%, 2/7/2008	2,635,000
94,575,000	[3,4]	Denver Urban Renewal Authority, Stapleton Tax Increment Revenue (Series 2007 FR/RI-F9), Weekly VRDNs (Lehman Brothers Holdings, Inc. SWP), 2.160%, 2/6/2008	94,575,000
2,655,000	[3,4]	E-470 Public Highway Authority, CO, GS Trust (Series 2006-79Z), Weekly VRDNs (MBIA Insurance Corp. INS)/(Goldman Sachs Group, Inc. LIQ), 4.750%, 2/7/2008	2,655,000
2,800,000		Holland Creek Metropolitan District, CO, (Series 2001) Weekly VRDNs (Bank of America N.A. LOC), 2.800%, 2/7/2008	2,800,000
5,229,000	[3,4]	University of Colorado, AUSTIN (Series BOA 172), Weekly VRDNs (AMBAC INS)/(Bank of America N.A. LIQ), 2.550%, 2/7/2008	5,229,000
		TOTAL	117,284,000
		Connecticut--0.8%
3,075,000		Connecticut State HEFA, (Series 2003 X2), Weekly VRDNs (Yale University), 1.900%, 2/7/2008	3,075,000
88,525,000	[3,4]	Connecticut State HEFA, ROCs (Series 9178), Weekly VRDNs (Yale University)/(Citigroup, Inc. LIQ), 2.260%, 2/7/2008	88,525,000
		TOTAL	91,600,000
		Delaware--1.1%
66,675,000		Delaware EDA, (Series 1985B), Weekly VRDNs (Hospital Billing & Collection Service Ltd.)/(JPMorgan Chase Bank, N.A. LOC), 2.150%, 2/6/2008	66,675,000
44,000,000		Delaware Hospital Billing & Collection Agency, (Series 2007A), Weekly VRDNs (Peninsula United Methodist Homes, Inc.)/(PNC Bank, N.A. LOC), 2.170%, 2/7/2008	44,000,000
15,415,000		Delaware Hospital Billing & Collection Agency, (Series 2007B), Weekly VRDNs (Peninsula United Methodist Homes, Inc.)/(PNC Bank, N.A. LOC), 2.170%, 2/7/2008	15,415,000
12,000,000		Wilmington, DE, 3.50% BANs, 7/14/2008	12,026,425
		TOTAL	138,116,425
		District of Columbia--0.9%
1,245,000		District of Columbia, (Series 1999), Weekly VRDNs (Association of American Medical Colleges)/(AMBAC INS)/(Bank of America N.A. LIQ), 4.000%, 2/7/2008	1,245,000
5,100,000		District of Columbia, (Series 1999), Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.830%, 2/1/2008	5,100,000
4,500,000		District of Columbia, (Series 2000), Weekly VRDNs (Public Welfare Foundation, Inc.)/(SunTrust Bank LOC), 2.120%, 2/6/2008	4,500,000
28,825,000		District of Columbia, (Series 2001C), Weekly VRDNs (FGIC INS)/(Morgan Stanley Bank LIQ), 6.250%, 2/6/2008	28,825,000
1,700,000		District of Columbia, (Series 2006), Weekly VRDNs (Washington Center for Internships & Academic Seminars)/(Branch Banking & Trust Co. LOC), 2.280%, 2/7/2008	1,700,000
15,000,000		District of Columbia, (Series 2008), Weekly VRDNs (Washington Drama Society, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 2.150%, 2/7/2008	15,000,000
40,000,000		District of Columbia, 4.00% TRANs, 9/30/2008	40,229,281
6,680,000	[3,4]	District of Columbia, Ball Park Revenue PUTTERs (Series 1325), Weekly VRDNs (FGIC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.700%, 2/7/2008	6,680,000
3,575,000		District of Columbia, Revenue Bonds (Series 1997B), Weekly VRDNs (Association of American Medical Colleges)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 4.000%, 2/7/2008	3,575,000
		TOTAL	106,854,281
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Florida--5.2%
$10,995,000	[3,4]	Alachua County, FL, Health Facilities Authority, (MT-415), Weekly VRDNs (Shands Healthcare)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.300%, 2/7/2008	$10,995,000
5,000,000	[3,4]	Alachua County, FL, Health Facilities Authority, (PT-3956), Weekly VRDNs (Shands Healthcare)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.300%, 2/7/2008	5,000,000
15,000,000		Brevard County, FL, School District, (Series 2007), 3.60% TANs, 6/30/2008	15,013,241
5,400,000		Broward County, FL, HFA, (Series 1997), Weekly VRDNs (Jacaranda Village Apartments)/(HSBC Bank USA LOC), 2.180%, 2/6/2008	5,400,000
10,000,000	[3,4]	Citizens Property Insurance Corp. FL, (2007 SGB 67), Weekly VRDNs (MBIA Insurance Corp. INS)/(Societe Generale, Paris LIQ), 2.250%, 2/7/2008	10,000,000
38,000,000	[3,4]	Citizens Property Insurance Corp. FL, Floater Certificates (Series 2006-1622), Weekly VRDNs (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ), 3.420%, 2/7/2008	38,000,000
39,340,000	[3,4]	Citizens Property Insurance Corp. FL, P-Floats (Series EC-1010), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 2.750%, 2/7/2008	39,340,000
7,000,000		Coconut Creek, FL, (Series 2007), Weekly VRDNs (Junior Achievement of South Florida, Inc.)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 2.230%, 2/7/2008	7,000,000
5,200,000	[3,4]	Escambia County, FL, Utilities Authority, (PT-2003), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.500%, 2/7/2008	5,200,000
18,500,000		Florida HFA, (Series 1985-SS), Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co., Chicago, IL LOC), 2.180%, 2/6/2008	18,500,000
7,885,000		Florida Higher Educational Facilities Financing Authority, (Series 2002), Weekly VRDNs (St. Leo University, FL)/(Regions Bank, Alabama LOC), 2.240%, 2/7/2008	7,885,000
28,130,000	[3,4]	Florida Hurricane Catastrophe Fund Finance Corp., P-Floats (Series EC-1081), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 2.750%, 2/7/2008	28,130,000
9,515,000	[3,4]	Florida State Board of Education Capital Outlay, ROCs (Series 1014), Weekly VRDNs (Florida State)/(Citigroup, Inc. LIQ), 2.280%, 2/7/2008	9,515,000
60,800,000	[3,4]	Florida State Board of Education Lottery, ROCs (Series 8055), Weekly VRDNs (AMBAC INS)/(Citigroup, Inc. LIQ), 3.780%, 2/7/2008	60,800,000
3,755,000	[3,4]	Florida State Board of Education, P-Floats (Series EC-1049), VRDNs (Florida State)/(Merrill Lynch & Co., Inc. LIQ), 2.290%, 2/7/2008	3,755,000
11,350,000	[3,4]	Florida State Board of Education, P-Floats (Series EC-1150), Weekly VRDNs (Florida State)/(FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 2.750%, 2/7/2008	11,350,000
15,210,000	[3,4]	Florida State Board of Education, (PZ-198), Weekly VRDNs (Florida State)/(Merrill Lynch & Co., Inc. LIQ), 2.240%, 2/7/2008	15,210,000
34,980,000	[3,4]	Florida State Board of Education, ROCs (Series 7063), Weekly VRDNs (Florida State)/(Citigroup, Inc. LIQ), 2.280%, 2/7/2008	34,980,000
7,000,000	[3,4]	Florida State Department of Environmental Protection, Floater Certificates (Series 2001-722), Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ), 2.420%, 2/7/2008	7,000,000
10,985,000	[3,4]	Florida State Department of Environmental Protection, PUTTERs (Series 1730), Weekly VRDNs (AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.600%, 2/7/2008	10,985,000
26,085,000	[3,4]	Florida State Turnpike Authority, (Series 2007 FR/RI-K45), Weekly VRDNs (FGIC INS)/(Lehman Brothers Holdings, Inc. LIQ), 3.900%, 2/7/2008	26,085,000
5,000,000	[3,4]	Florida State Turnpike Authority, PUTTERs (Ser 218Z), Weekly VRDNs (FGIC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.010%, 2/7/2008	5,000,000
35,225,000		Florida State, MERLOTS (Series 2005-A22), Weekly VRDNs (Wachovia Bank N.A. LIQ), 2.240%, 2/6/2008	35,225,000
295,000		Gulf Breeze, FL, (Series 1985E), Weekly VRDNs (FGIC INS)/(Dexia Credit Local LIQ), 4.250%, 2/7/2008	295,000
14,265,000		Highlands County, FL, Health Facilities Authority, (Series 2006A-1), Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(FSA INS)/(Dexia Credit Local LIQ), 2.240%, 2/7/2008	14,265,000
3,140,000		Highlands County, FL, Health Facilities Authority, 5.25% Bonds (Adventist Health System)/(United States Treasury PRF 11/15/2008@101), 11/15/2013	3,233,516
4,335,000		Jacksonville, FL, HFDC, Weekly VRDNs (River Garden Project)/(Wachovia Bank N.A. LOC), 2.180%, 2/7/2008	4,335,000
7,205,000		Miami, FL, Health Facilities Authority, (Series 2005), Weekly VRDNs (Miami Jewish Home and Hospital for the Aged, Inc.)/(SunTrust Bank LOC), 2.120%, 2/6/2008	7,205,000
1,270,000		Miami, FL Health Facilities Authority, Health Facilities Revenue Refunding Bonds (Series 1998), Weekly VRDNs (Mercy Hospital, FL)/(Bank of America N.A. LOC), 2.130%, 2/6/2008	1,270,000
5,000,000		Miami-Dade County, FL, IDA, (Series 2005), Weekly VRDNs (Palmer Trinity Private School)/(Key Bank, N.A. LOC), 2.210%, 2/7/2008	5,000,000
9,655,000	[3,4]	Miami-Dade County, FL, Solid Waste System, (PT-2701), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.500%, 2/7/2008	9,655,000
4,900,000		Miami-Dade County, FL, Water & Sewer Authority, (Series 2005), Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.220%, 2/7/2008	4,900,000
9,990,000	[3,4]	Miami-Dade County, FL, Solar Eclipse (Series 2007-0045), Daily VRDNs (AMBAC INS)/(U.S. Bank, N.A. LIQ), 4.500%, 2/1/2008	9,990,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Florida--continued
$6,480,000		North Broward Florida Hospital District, (Series 2005A), Weekly VRDNs (MBIA Insurance Corp. INS)/(Citibank NA, New York LIQ), 2.850%, 2/6/2008	$6,480,000
4,000,000		Orange County, FL, IDA, (Series 2000), Weekly VRDNs (Central Florida Kidney Centers, Inc.)/(SunTrust Bank LOC), 2.120%, 2/6/2008	4,000,000
5,700,000		Orange County, FL, IDA, (Series 2005), Weekly VRDNs (Christian Prison Ministry, Inc.)/(Branch Banking & Trust Co. LOC), 2.280%, 2/7/2008	5,700,000
11,300,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2007-0145), Weekly VRDNs (FSA INS)/(Citibank NA, New York LIQ), 2.280%, 2/7/2008	11,300,000
25,000,000		Orlando, FL, Utilities Commission, (Series 1996A), 4.10% TOBs, Mandatory Tender 10/1/2008	25,125,868
5,500,000		Palm Beach County, FL, (Series 2001), Weekly VRDNs (Hospice of Palm Beach County, Inc.)/(Northern Trust Co., Chicago, IL LOC), 2.210%, 2/7/2008	5,500,000
16,000,000		Palm Beach County, FL, (Series 2003), Weekly VRDNs (Morse Obligated Group)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 2.210%, 2/7/2008	16,000,000
6,410,000		Palm Beach County, FL, (Series 2005), Weekly VRDNs (Maltz Jupiter Theatre, Inc.)/(Bank of New York LOC), 2.200%, 2/7/2008	6,410,000
3,920,000		Pasco County, FL, Educational Facilities Authority, (Series 1999), Weekly VRDNs (St. Leo University, FL)/(Regions Bank, Alabama LOC), 2.880%, 2/1/2008	3,920,000
4,000,000		Pinellas County, FL Educational Facilities Authority, (Series 2007), Weekly VRDNs (Shorecrest Preparatory School)/(Columbus Bank and Trust Co., GA LOC), 2.250%, 2/7/2008	4,000,000
4,500,000		Pinellas County, FL, Educational Facilities Authority, Revenue and Revenue Refunding Bonds (Series 2007), Weekly VRDNs (Admiral Farragut Academy)/(Columbus Bank and Trust Co., GA LOC), 2.250%, 2/7/2008	4,500,000
8,575,000		St. Lucie County, FL, PCRB, (Series 2000), Daily VRDNs (Florida Power & Light Co.), 1.820%, 2/1/2008	8,575,000
3,650,000		St. Petersburg, FL, HFA, Weekly VRDNs (Florida Blood Services, Inc.)/(Wachovia Bank N.A. LOC), 2.870%, 2/1/2008	3,650,000
13,290,000	[3,4]	Tallahassee, FL, Energy System, Solar Eclipse (Series 2007-078), 3.75% TOBs (MBIA Insurance Corp. INS)/(U.S. Bank, N.A. LIQ), Optional Tender 2/21/2008	13,290,000
2,495,000	[3,4]	Tampa Bay, FL Water Utility System, (PA-576), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 2.270%, 2/7/2008	2,495,000
5,195,000	[3,4]	Tampa Bay, FL Water Utility System, Variable Rate Certificates (Series 2001-N), Weekly VRDNs (FGIC INS)/(Bank of America N.A. LIQ), 3.200%, 2/7/2008	5,195,000
10,300,000	[3,4]	Tampa, FL, Occupational License Tax, PUTTERs (Series 2110), Weekly VRDNs (FGIC INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.900%, 2/7/2008	10,300,000
14,025,000		Volusia County, FL, Education Facility Authority, (Series 2001), Weekly VRDNs (Bethune-Cookman College, Inc.)/(SunTrust Bank LOC), 2.120%, 2/6/2008	14,025,000
4,700,000		West Orange, FL, Healthcare District, (Series 1999B), Weekly VRDNs (SunTrust Bank LOC), 2.350%, 2/7/2008	4,700,000
7,085,000	[3,4]	West Palm Beach, FL, SPEARs (DB-335), Weekly VRDNs (MBIA Insurance Corp. INS)/(Deutsche Bank AG LIQ), 3.500%, 2/7/2008	7,085,000
		TOTAL	632,767,625
		Georgia--2.4%
17,625,000		Albany-Dougherty County, GA, Hospital Authority, (Series 2002), Daily VRDNs (Phoebe Putney Memorial Hospital)/(AMBAC INS)/(Regions Bank, Alabama LIQ), 4.000%, 2/1/2008	17,625,000
9,500,000		Atlanta, GA, Development Authority, (Series 2007), Weekly VRDNs (Atlanta Botanical Garden, Inc.)/(SunTrust Bank LOC), 2.120%, 2/6/2008	9,500,000
24,175,000		Atlanta, GA, Development Authority, (Series 2007A), Weekly VRDNs (Panther Place LLC)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.020%, 2/7/2008	24,175,000
4,760,000		Augusta, GA, HFA, (Series 19998), Weekly VRDNs (Sterling Ridge Apartments)/(Regions Bank, Alabama LOC), 2.210%, 2/7/2008	4,760,000
5,000,000		Clayton County, GA, Development Authority, (Series 2007), Weekly VRDNs (DACC Public Purpose Corporation II)/(Dexia Credit Local LOC), 2.780%, 2/7/2008	5,000,000
5,325,000		Columbus, GA, Development Authority, (Series 2005A), Weekly VRDNs (Foundation Properties, Inc.)/(Columbus Bank and Trust Co., GA LOC), 2.240%, 2/7/2008	5,325,000
2,000,000		Dalton, GA, Development Authority, (Series 2003B), Weekly VRDNs (Hamilton Medical Center, Inc.)/(Bank of America N.A. LOC), 2.150%, 2/7/2008	2,000,000
2,000,000		DeKalb County, GA, Development Authority, (Series 2007), Weekly VRDNs (The Paideia School, Inc.)/(SunTrust Bank LOC), 2.120%, 2/6/2008	2,000,000
12,950,000		DeKalb County, GA, MFH Authority, (Series 2003), Weekly VRDNs (Timber Trace Apartments)/(FHLMC LOC), 2.150%, 2/7/2008	12,950,000
2,288,500	[3,4]	DeKalb County, GA, Water & Sewer, Floater Certificates (Series 2006-1906), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 2.270%, 2/7/2008	2,288,500
2,577,000	[3,4]	DeKalb County, GA, Water & Sewer, Floater Certificates (Series 2006-1907), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 2.270%, 2/7/2008	2,577,000
10,620,000	[3,4]	DeKalb County, GA, Water & Sewer, Solar Eclipse (Series 2006-0074), Weekly VRDNs (FSA INS)/(U.S. Bank, N.A. LIQ), 2.260%, 2/7/2008	10,620,000
2,600,000		Fulton County, GA, Development Authority, (Series 2001), Weekly VRDNs (Alpharetta Christian Academy, Inc.)/(Wachovia Bank N.A. LOC), 2.200%, 2/7/2008	2,600,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Georgia--continued
$5,300,000		Fulton County, GA, Development Authority, (Series 2001), Weekly VRDNs (Trinity School, Inc.)/(SunTrust Bank LOC), 2.120%, 2/6/2008	$5,300,000
4,500,000		Fulton County, GA, Development Authority, (Series 2006), Weekly VRDNs (King's Ridge Christian School)/(Branch Banking & Trust Co. LOC), 2.280%, 2/7/2008	4,500,000
9,055,000		Fulton County, GA, Development Authority, (Series 2006), Weekly VRDNs (Mt. Pisgah Christian School, Inc.)/(Bank of North Georgia LOC), 2.250%, 2/7/2008	9,055,000
4,200,000		Fulton County, GA, Development Authority, (Series 2006), Weekly VRDNs (The Weber School, Inc.)/(Branch Banking & Trust Co. LOC), 2.280%, 2/7/2008	4,200,000
9,000,000		Fulton County, GA, Development Authority, (Series 2007), Weekly VRDNs (Piedmont Healthcare, Inc.)/(SunTrust Bank LOC), 2.120%, 2/6/2008	9,000,000
13,885,000		Gainesville & Hall County, GA, Hospital Authority, (Series 2007B), Weekly VRDNs (Northeast Georgia Health System, Inc.)/(MBIA Insurance Corp. INS)/(Landesbank Baden-Wuerttemberg LIQ), 3.400%, 2/6/2008	13,885,000
25,200,000		Gainesville & Hall County, GA, Hospital Authority, (Series 2007E), Weekly VRDNs (Northeast Georgia Health System, Inc.)/(MBIA Insurance Corp. INS)/(Landesbank Baden-Wuerttemberg LIQ), 3.400%, 2/6/2008	25,200,000
6,900,000		Gainesville, GA, Redevelopment Authority, (Series 1999), Weekly VRDNs (Brenau University, Inc.)/(SunTrust Bank LOC), 2.120%, 2/6/2008	6,900,000
8,660,000		Georgia Ports Authority, (Series 2006), Weekly VRDNs (Garden City Terminal)/(SunTrust Bank LOC), 2.120%, 2/6/2008	8,660,000
8,804,000		Georgia State, (Series 2006 H-1), Weekly VRDNs (Dexia Credit Local LIQ), 2.150%, 2/7/2008	8,804,000
27,086,000		Georgia State, (Series 2006 H-3), Weekly VRDNs (Dexia Credit Local LIQ), 2.130%, 2/7/2008	27,086,000
2,655,000	[3,4]	Georgia State, P-Floats (Series EC-1018), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.290%, 2/7/2008	2,655,000
17,230,000	[3,4]	Georgia State, PUTTERs (Series 128), Weekly VRDNs (JPMorgan Chase & Co. LIQ), 2.250%, 2/7/2008	17,230,000
7,000,000		Gwinnett County, GA, Development Authority, (Series 2001) Weekly VRDNs (Gwinnett County, GA)/(GTD by Landesbank Hessen-Thueringen LIQ), 2.120%, 2/6/2008	7,000,000
24,940,000		Gwinnett County, GA, Hospital Authority, (Series 2007A), Weekly VRDNs (Gwinnett Hospital System, Inc.)/(FSA INS)/(SunTrust Bank LIQ), 2.110%, 2/6/2008	24,940,000
1,800,000		Heard County, GA, Development Authority PCRB, (First Series 1996), Daily VRDNs (Georgia Power Co.), 1.850%, 2/1/2008	1,800,000
3,300,000		Municipal Electric Authority of Georgia, (Series 1994 E), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 1.950%, 2/6/2008	3,300,000
3,050,000		Municipal Electric Authority of Georgia, (Series 1994D), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.100%, 2/6/2008	3,050,000
2,945,000	[3,4]	Rockdale County, GA, Water & Sewer, PUTTERs (Series 1342), Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.250%, 2/7/2008	2,945,000
5,200,000		Savannah, GA, EDA, (Series 2007), Weekly VRDNs (Savannah Country Day School)/(Branch Banking & Trust Co. LOC), 2.280%, 2/7/2008	5,200,000
		TOTAL	292,130,500
		Hawaii--1.3%
7,995,000	[3,4]	Hawaii State Department of Budget & Finance, GS Trust (Series 2006-4G), Weekly VRDNs (Hawaii Pacific Health)/(GTD by Goldman Sachs Group, Inc.)/(Goldman Sachs Group, Inc. LIQ), 2.260%, 2/7/2008	7,995,000
14,960,000	[3,4]	Hawaii State Department of Budget & Finance, PUTTERs (Series 834), Weekly VRDNs (Hawaii Pacific Health)/(JPMorgan Chase & Co. LIQ)/ (JPMorgan Chase & Co. LOC), 2.250%, 2/7/2008	14,960,000
58,325,000	[3,4]	Hawaii State Department of Budget & Finance, PUTTERs (Series 835), Weekly VRDNs (Hawaii Pacific Health)/(JPMorgan Chase & Co. LIQ)/ (JPMorgan Chase & Co. LOC), 2.250%, 2/7/2008	58,325,000
6,990,000	[3,4]	Hawaii State, P-Floats (Series EC-1016),Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ), 2.750%, 2/7/2008	6,990,000
9,930,000	[3,4]	Hawaii State, ROCs (Series 6062), Weekly VRDNs (FSA INS)/(Citigroup, Inc. LIQ), 2.280%, 2/7/2008	9,930,000
21,040,000	[3,4]	Honolulu, HI, City & County Wastewater System, (Series 2005-37), Weekly VRDNs (FGIC INS)/(Bank of America N.A. LIQ), 3.100%, 2/7/2008	21,040,000
9,400,000	[3,4]	Honolulu, HI, City & County Wastewater System, PUTTERs (Series 1997), Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.500%, 2/7/2008	9,400,000
20,000,000	[3,4]	Honolulu, HI, City & County Water System, MuniTOPS (Series 2004-1), Weekly VRDNs (FGIC INS)/(Bank of America N.A. LIQ), 3.100%, 2/7/2008	20,000,000
4,440,000	[3,4]	Honolulu, HI, City & County, ROCs (Series 4043), Weekly VRDNs (MBIA Insurance Corp. INS)/(Citigroup, Inc. LIQ), 2.530%, 2/7/2008	4,440,000
		TOTAL	153,080,000
		Illinois--7.2%
14,285,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT)/(Series 2001-31), Weekly VRDNs (Chicago, IL)/(FGIC INS)/(Bank of America N.A. LIQ), 2.650%, 2/7/2008	14,285,000
12,410,000		Aurora, Kane, DuPage, Will and Kendall Counties, IL, (Series 2006), Weekly VRDNs (Covey at Fox Valley Apartments)/(FNMA LOC), 2.210%, 2/7/2008	12,410,000
6,160,000	[3,4]	Chicago, IL, Board of Education, MERLOTS (Series 2001-A64), 3.70% TOBs (FGIC INS)/(Wachovia Bank N.A. LIQ), Optional Tender 2/20/2008	6,160,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Illinois--continued
$24,435,000		Chicago, IL, Board of Education, (Series 2005D-2), Daily VRDNs (CIFG N.A. INS)/(DePfa Bank PLC LIQ), 1.900%, 2/1/2008	$24,435,000
12,250,000	[3,4]	Chicago, IL, Board of Education, MERLOTS (Series 2001 A47), Weekly VRDNs (FGIC INS)/(Bank of New York LIQ), 2.510%, 2/6/2008	12,250,000
10,980,000	[3,4]	Chicago, IL, Board of Education, PUTTERs (Series 1470), Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.250%, 2/7/2008	10,980,000
32,700,000	[3,4]	Chicago, IL, Board of Education, PUTTERs (Series 1473), Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.250%, 2/7/2008	32,700,000
19,440,000		Chicago, IL, O'Hare International Airport, (Series 2005C), Weekly VRDNs (CIFG N.A. INS)/(DePfa Bank PLC LIQ), 2.300%, 2/6/2008	19,440,000
23,545,000	[3,4]	Chicago, IL, O'Hare International Airport, Class A Certificates (Series 7016), Weekly VRDNs (FGIC INS)/(Bear Stearns Cos., Inc. LIQ), 4.000%, 2/7/2008	23,545,000
20,460,000	[3,4]	Chicago, IL, O'Hare International Airport, ROCs (Series 6059), Weekly VRDNs (AMBAC INS)/(Citigroup, Inc. LIQ), 3.780%, 2/7/2008	20,460,000
5,250,000	[3,4]	Chicago, IL, Public Building Commission, ROCs (Series 3000), Weekly VRDNs (Chicago, IL Transit Authority)/(AMBAC INS)/(Citigroup, Inc. LIQ), 3.780%, 2/7/2008	5,250,000
20,785,000		Chicago, IL, Wastewater Transmission, (Series 2004A), Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.800%, 2/7/2008	20,785,000
6,790,000	[3,4]	Chicago, IL, (PT-3112), Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 2.270%, 2/7/2008	6,790,000
10,860,000	[3,4]	Chicago, IL, (PT-4121), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 2.750%, 2/7/2008	10,860,000
10,310,000	[3,4]	Chicago, IL, (PT-4122), Weekly VRDNs (AMBAC, FGIC INS) and Merrill Lynch & Co., Inc. LIQs), 2.750%, 2/7/2008	10,310,000
66,785,000		Chicago, IL, (Series 2002B), Weekly VRDNs (FGIC INS)/(DePfa Bank PLC LIQ), 3.550%, 2/7/2008	66,785,000
9,500,000		Chicago, IL, (Series 2005), Weekly VRDNs (Joseph Kellman Community Center)/(Fifth Third Bank, Cincinnati LOC), 2.230%, 2/7/2008	9,500,000
3,964,000	[3,4]	Chicago, IL, AUSTIN (Series BOA 171), Weekly VRDNs (AMBAC INS)/(Bank of America N.A. LIQ), 2.550%, 2/7/2008	3,964,000
7,780,000	[3,4]	Chicago, IL, MERLOTS (Series 2002 A-44), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 2.510%, 2/6/2008	7,780,000
2,195,000	[3,4]	Chicago, IL, MERLOTS (Series 1997 V), Weekly VRDNs (Chicago, IL Water Revenue)/(FGIC INS)/(Wachovia Bank N.A. LIQ), 2.610%, 2/6/2008	2,195,000
4,640,000	[3,4]	Chicago, IL, MERLOTS (Series 2000 WWW), Weekly VRDNs (AMBAC INS)/(Bank of New York LIQ), 2.610%, 2/6/2008	4,640,000
6,675,000	[3,4]	Chicago, IL, MERLOTS (Series 2001 A33), 3.70% TOBs (AMBAC INS)/(Wachovia Bank N.A. LIQ), Optional Tender 2/20/2008	6,675,000
107,810,000		Chicago, IL, Neighborhoods Alive 21 Program (Series 2002B), Weekly VRDNs (MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 2.950%, 2/7/2008	107,810,000
8,070,000	[3,4]	Chicago, IL, PUTTERs (Series 1276), Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.250%, 2/7/2008	8,070,000
32,540,000	[3,4]	Chicago, IL, PUTTERs (Series 1277), Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.250%, 2/7/2008	32,540,000
8,800,000	[3,4]	Chicago, IL, ROCs (Series 10275), Weekly VRDNs (FGIC INS)/(Dexia Credit Local LIQ), 3.270%, 2/7/2008	8,800,000
7,185,000		Crestwood Village, IL, 135th and Cicero Redevelopment (Series 2004), Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 2.260%, 2/7/2008	7,185,000
2,770,000	[3,4]	DuPage & Cook Counties, IL Community United School District No. 205, ROCs (Series 1073), Weekly VRDNs (FSA INS)/(Citigroup, Inc. LIQ), 2.280%, 2/7/2008	2,770,000
11,165,000		Freeport, IL, (Series 2001), Weekly VRDNs (Freeport Regional Health Care Foundation)/(U.S. Bank, N.A. LOC), 2.100%, 2/7/2008	11,165,000
3,900,000		Galesburg, IL, (Series 1996), Weekly VRDNs (Knox College)/(LaSalle Bank, N.A. LOC), 2.150%, 2/7/2008	3,900,000
2,520,000		Hazel Crest, IL, Retirement Center, (Series 1992A), Weekly VRDNs (Waterford Estates)/(DePfa Bank PLC LOC), 2.830%, 2/1/2008	2,520,000
6,875,000		Hazel Crest, IL Retirement Center, (Series 1992A), Weekly VRDNs (Waterford Estates)/(DePfa Bank PLC LOC), 2.830%, 2/1/2008	6,875,000
5,460,000		Hopedale Village, IL, (Series 1998), Weekly VRDNs (Hopedale Medical Foundation)/(JPMorgan Chase Bank, N.A. LOC), 2.230%, 2/7/2008	5,460,000
2,200,000		Illinois Development Finance Authority IDB, Weekly VRDNs (Burpee Museum of Natural History)/(JPMorgan Chase Bank, N.A. LOC), 2.450%, 2/7/2008	2,200,000
1,480,000		Illinois Development Finance Authority IDB, (Series 1997), Weekly VRDNs (Ada S. McKInley Community Services, Inc.)/(Harris, N.A. LOC), 2.450%, 2/7/2008	1,480,000
22,800,000		Illinois Development Finance Authority PCR, Daily VRDNs (Diamond Star Motors Corp.)/(Key Bank, N.A. LOC), 1.930%, 2/1/2008	22,800,000
3,700,000		Illinois Development Finance Authority, (Series 2002), Weekly VRDNs (St. Ignatius College Prep.)/(JPMorgan Chase Bank, N.A. LOC), 2.210%, 2/6/2008	3,700,000
22,500,000		Illinois Finance Authority, (Series 2006), Weekly VRDNs (Chicago Historical Society)/(JPMorgan Chase Bank, N.A. LOC), 2.200%, 2/7/2008	22,500,000
2,100,000		Illinois Finance Authority, (Series 2007), Weekly VRDNs (Elgin Academy)/(RBS Citizens Bank N.A. LOC), 2.220%, 2/7/2008	2,100,000
6,000,000		Illinois Finance Authority, (Series 2007), Weekly VRDNs (Erikson Institute)/(LaSalle Bank, N.A. LOC), 2.700%, 2/7/2008	6,000,000
16,000,000		Illinois Finance Authority, (Series 2007), Weekly VRDNs (Holy Cross Hospital)/(LaSalle Bank, N.A. LOC), 2.250%, 2/7/2008	16,000,000
50,145,000		Illinois Finance Authority, Refunding Bonds (Series 2006A), Weekly VRDNs (Loyola University Health System)/(JPMorgan Chase Bank, N.A. LOC), 2.130%, 2/6/2008	50,145,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Illinois--continued
$41,700,000		Illinois Health Facilities Authority, Revenue Bonds (Series 1997) Weekly VRDNs (Rehabilitation Institute of Chicago)/(Bank of America N.A. LOC), 2.200%, 2/7/2008	$41,700,000
9,025,000	[3,4]	Illinois Sports Facility Authority, (PZ-136), Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.500%, 2/7/2008	9,025,000
10,365,000	[3,4]	Illinois State Toll Highway Authority, (PT-3477), Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 2.270%, 2/7/2008	10,365,000
11,105,000	[3,4]	Illinois State Toll Highway Authority, PUTTERs (Series 1354), Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.250%, 2/7/2008	11,105,000
36,290,000	[3,4]	Illinois State Toll Highway Authority, PUTTERs (Series 1355), Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.250%, 2/7/2008	36,290,000
17,400,000		Kane County, IL, School District No. 129, 2.70% TANs, 6/30/2008	17,400,000
8,245,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, MERLOTS (Series 2000VVV), Weekly VRDNs (McCormick Place)/(FGIC INS)/(Wachovia Bank N.A. LIQ), 2.510%, 2/6/2008	8,245,000
2,660,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, PUTTERs (Series 269), Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.500%, 2/7/2008	2,660,000
10,330,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DB-433), Weekly VRDNs (MBIA Insurance Corp. INS)/(Deutsche Bank AG LIQ), 2.250%, 2/7/2008	10,330,000
9,735,000	[3,4]	Regional Transportation Authority, IL, (Series 2001-A73), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 2.560%, 2/6/2008	9,735,000
11,620,000	[3,4]	Regional Transportation Authority, IL, MERLOTS (Series 2001-A69), 3.70% TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 2/20/2008	11,620,000
10,710,000	[3,4]	Regional Transportation Authority, IL, MERLOTS (Series 2002-A23), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 2.510%, 2/6/2008	10,710,000
9,835,000	[3,4]	Regional Transportation Authority, IL, MERLOTS (Series 2002-A24), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ), 2.510%, 2/6/2008	9,835,000
3,740,000	[3,4]	Regional Transportation Authority, IL, MERLOTS (Series 2001-A86), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 2.510%, 2/6/2008	3,740,000
6,225,000	[3,4]	University of Illinois, MERLOTS (Series 2001-A88), 3.70% TOBs (AMBAC INS)/(Wachovia Bank N.A. LIQ), Optional Tender 2/20/2008	6,225,000
9,800,000	[3,4]	Will County, IL Community Unit School District No. 365, (PZ-28), Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 2.310%, 2/7/2008	9,800,000
6,785,000	[3,4]	Will County, IL Community Unit School District No. 365, MERLOTS (Series 2007 D2), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 2.220%, 2/6/2008	6,785,000
		TOTAL	871,789,000
		Indiana--2.6%
23,615,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Indiana Non-AMT)/(Series 2002-7), Weekly VRDNs (Indianapolis, IN Local Public Improvement Bond Bank)/(MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 2.550%, 2/7/2008	23,615,000
3,910,000		Anderson, IN, (Series 2000), Weekly VRDNs (United Faith Housing Corp.)/(National City Bank LOC), 2.350%, 2/7/2008	3,910,000
8,410,000	[3,4]	Brownsburg, IN School Building Corp., (PT-2650), Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 2.270%, 2/7/2008	8,410,000
13,000,000		Carmel Clay Schools, IN, 3.75% TANs, 12/31/2008	13,057,415
15,315,000		Frankfort, IN EDA, (Series 2004), Weekly VRDNs (Wesley Manor, Inc.)/(KBC Bank N.V. LOC), 2.250%, 2/7/2008	15,315,000
12,105,000	[3,4]	Indiana Bond Bank, MERLOTS (Series 2001 - A119), 3.70% TOBs (Indiana State Revolving Fund Program)/(Wachovia Bank N.A. LIQ), Optional Tender 2/20/2008	12,105,000
7,125,000	[3,4]	Indiana Health & Educational Facility Financing Authority, (PA-1408), Weekly VRDNs (Clarian Health Obligated Group)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.300%, 2/7/2008	7,125,000
6,000,000		Indiana Health & Educational Facility Financing Authority, (Series 2006), Weekly VRDNs (Marian College, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 2.220%, 2/7/2008	6,000,000
37,225,000		Indiana Health & Educational Facility Financing Authority, (Series 2006A), Weekly VRDNs (Sisters of St. Francis Health Services, Inc.)/(MBIA Insurance Corp. INS)/(Citibank NA, New York LIQ), 2.550%, 2/6/2008	37,225,000
320,000		Indiana Health Facility Financing Authority, Weekly VRDNs (Crossroads Rehabilitation Center)/(JPMorgan Chase Bank, N.A. LOC), 2.600%, 2/7/2008	320,000
7,205,000		Indiana Health Facility Financing Authority, (Series 2003), Weekly VRDNs (Dunn Memorial Hospital Board of Trustees)/(Fifth Third Bank, Cincinnati LOC), 2.280%, 2/7/2008	7,205,000
11,220,000		Indiana Health Facility Financing Authority, (Series 2003), Weekly VRDNs (Major Hospital Board of Trustees)/(JPMorgan Chase Bank, N.A. LOC), 2.200%, 2/7/2008	11,220,000
5,750,000		Indiana Health Facility Financing Authority, (Series 2004), Weekly VRDNs (Riverview Hospital)/(National City Bank LOC), 2.250%, 2/7/2008	5,750,000
15,480,000	[3,4]	Indiana Municipal Power Agency, PUTTERs (Series 2255), Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.050%, 2/7/2008	15,480,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Indiana--continued
$5,185,000	[3,4]	Indiana Transportation Finance Authority, ROCs (Series 2045), Weekly VRDNs (FSA INS)/(Citigroup, Inc. LIQ), 2.280%, 2/7/2008	$5,185,000
22,895,000		Indianapolis, IN Local Public Improvement Bond Bank, (Series 2005G-1), Weekly VRDNs (Indianapolis, IN Waterworks Department)/(MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 4.000%, 2/7/2008	22,895,000
36,470,000	[3,4]	Indianapolis, IN Local Public Improvement Bond Bank, Class A Certificates (Series 2002-193), Daily VRDNs (MBIA Insurance Corp. INS)/(Bear Stearns Cos., Inc. LIQ), 4.000%, 2/1/2008	36,470,000
14,700,000		Indianapolis, IN, MFH, (Series 2007: Lake Nora & Fox Club Projects), Weekly VRDNs (FARH-Fox Lake Affordable Housing, Inc.)/(FNMA LOC), 2.270%, 2/7/2008	14,700,000
6,770,000		Indianapolis, IN, (Series 2000, Marquette Manor Project), Weekly VRDNs (Retirement Living, Inc.)/(Allied Irish Banks PLC LOC), 2.300%, 2/7/2008	6,770,000
1,575,000		Indianapolis, IN, EDRB (Series 2001), Weekly VRDNs (Indianapolis Electrical Joint Apprenticeship and Training Committee)/(National City Bank LOC), 2.310%, 2/7/2008	1,575,000
23,630,000		Lawrence, IN, Economic Development Revenue Board, (Series 2002), Weekly VRDNs (Westminster Village North, Inc.)/(Fifth Third Bank, Cincinnati LOC), 2.250%, 2/7/2008	23,630,000
1,585,000		Linton, IN, (Series 1999), Weekly VRDNs (Franklin-Glenburn Home, Inc.)/(Fifth Third Bank, Cincinnati LOC), 2.380%, 2/7/2008	1,585,000
1,815,000		St. Joseph County, IN, (Series 1998), Weekly VRDNs (South Bend Heritage Foundation, Inc.)/(Key Bank, N.A. LOC), 2.240%, 2/6/2008	1,815,000
7,810,000		St. Joseph County, IN, (Series 2000), Weekly VRDNs (South Bend Medical Foundation)/(National City Bank LOC), 2.310%, 2/7/2008	7,810,000
4,000,000		Vigo County, IN, EDA, (Series 2001), Weekly VRDNs (Sisters of Providence of Saint Mary's of the Woods)/(Allied Irish Banks PLC LOC), 2.250%, 2/7/2008	4,000,000
16,395,000	[3,4]	Warren Township MSD, IN, MERLOTS (Series 2001 A-52), Weekly VRDNs (FGIC INS)/(Bank of New York LIQ), 2.360%, 2/6/2008	16,395,000
6,900,000		Winona Lake, IN, EDRB, (Series 2006), Weekly VRDNs (Grace Village Retirement Community)/(Fifth Third Bank, Cincinnati LOC), 2.270%, 2/7/2008	6,900,000
		TOTAL	316,467,415
		Iowa--0.5%
44,750,000		Iowa Finance Authority, (Series 2005 A-2), Weekly VRDNs (Iowa Health System)/(FGIC INS)/(Citibank NA, New York LIQ), 3.400%, 2/6/2008	44,750,000
17,360,000		Iowa State, 4.00% TRANs, 6/30/2008	17,412,454
		TOTAL	62,162,454
		Kansas--0.2%
9,200,000		Topeka, KS, 3.39% BANs, 11/1/2008	9,201,264
10,195,000		Unified Government of Wyandotte County/Kansas City, KS, (Series 1993), Weekly VRDNs (Wood View Apartments)/(FHLMC LOC), 2.230%, 2/7/2008	10,195,000
		TOTAL	19,396,264
		Kentucky--0.6%
20,080,000		Floyd County, KY, (Series 2007A), Weekly VRDNs (Highlands Regional Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 2.260%, 2/7/2008	20,080,000
5,000,000		Henderson County, KY, (Series 2003B), Weekly VRDNs (Community United Methodist Hospital, Inc.)/(Fifth Third Bank, Cincinnati LOC), 2.800%, 2/1/2008	5,000,000
7,500,000		Jefferson County, KY, (Series 1997), Weekly VRDNs (Kosmos Cement Co. Partnership)/(Wachovia Bank N.A. LOC), 2.200%, 2/7/2008	7,500,000
8,925,000		Kentucky EDFA, (Series 2007), Weekly VRDNs (Christian Care Communities, Inc.)/(National City Bank LOC), 2.250%, 2/7/2008	8,925,000
7,170,000	[3,4]	Louisville & Jefferson County, KY Metropolitan Government, ROCs (Series 651CE), Weekly VRDNs (Norton Healthcare, Inc.)/(Citibank NA, New York LIQ)/(Citibank NA, New York LOC), 2.280%, 2/7/2008	7,170,000
19,250,000		Madisonville, KY Hospital Revenue Bonds, (Series 2006), Weekly VRDNs (Trover Clinic Foundation, Inc.)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.240%, 2/7/2008	19,250,000
		TOTAL	67,925,000
		Louisiana--0.9%
16,490,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Louisiana Non-AMT), (Series 2002-17), Weekly VRDNs (Louisiana State Gas & Fuels)/(AMBAC INS)/(Bank of America N.A. LIQ), 2.550%, 2/7/2008	16,490,000
22,000,000	[3,4]	Jefferson Parish, LA, Hospital Service District No. 1, PUTTERs (Series 522), Weekly VRDNs (JPMorgan Chase & Co. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 2.250%, 2/7/2008	22,000,000
8,000,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2001), Weekly VRDNs (Jewish Federation of Greater New Orleans)/(SunTrust Bank LOC), 2.170%, 2/6/2008	8,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Louisiana--continued
$4,000,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2004), Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(SunTrust Bank LOC), 2.170%, 2/6/2008	$4,000,000
3,350,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2004) Weekly VRDNs (The Christ Episcopal Church in Covington)/(SunTrust Bank LOC), 2.170%, 2/6/2008	3,350,000
25,000,000		Louisiana Public Facilities Authority, Daily VRDNs (Air Products & Chemicals, Inc.), 1.900%, 2/1/2008	25,000,000
26,000,000	[3,4]	Louisiana State Gas & Fuels, ROCs (Series 660), Weekly VRDNs (FGIC INS)/(Citibank NA, New York LIQ), 3.280%, 2/7/2008	26,000,000
5,775,000	[3,4]	Louisiana State, (MT-190), Weekly VRDNs (MBIA Insurance Corp. INS)/(Landesbank Hessen-Thueringen LIQ), 3.500%, 2/7/2008	5,775,000
2,090,000	[3,4]	New Orleans, LA, MERLOTS (Series 2002-A20), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 3.660%, 2/6/2008	2,090,000
		TOTAL	112,705,000
		Maine--0.1%
8,000,000		Westbrook, ME, 4.00% BANs, 6/30/2008	8,010,526
		Maryland--1.0%
11,700,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Maryland Non-AMT), (Series 2003-19), Weekly VRDNs (Baltimore, MD Water Projects)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 2.650%, 2/7/2008	11,700,000
7,380,000		Baltimore County, MD, Weekly VRDNs (Calvert Hall College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.830%, 2/1/2008	7,380,000
885,000		Baltimore County, MD, (Series 1999), Weekly VRDNs (Calvert Hall College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.830%, 2/1/2008	885,000
3,000,000		Baltimore County, MD, (Series 2004), Weekly VRDNs (Quail Ridge Apartments)/(FNMA LOC), 2.200%, 2/7/2008	3,000,000
1,835,000	[3,4]	Baltimore County, MD, P-Floats (Series EC-1097), Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ), 4.200%, 2/7/2008	1,835,000
8,300,000		Frederick County, MD, (1997 Issue), Weekly VRDNs (Homewood at Frederick MD, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.880%, 2/5/2008	8,300,000
4,430,000		Howard County, MD, (Series 1995), Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.830%, 2/5/2008	4,430,000
1,305,000		Howard County, MD, (Series 1999), Weekly VRDNs (Howard Development LP Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.880%, 2/1/2008	1,305,000
3,290,000		Maryland State Economic Development Corp., (1997 Issue), Weekly VRDNs (Jenkins Memorial Nursing Home, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.810%, 2/5/2008	3,290,000
800,000		Maryland State Economic Development Corp., (Series 2003), Weekly VRDNs (YMCA of Central Maryland, Inc.)/(Branch Banking & Trust Co. LOC), 2.280%, 2/7/2008	800,000
550,000		Maryland State Economic Development Corp., (Series 2006), Weekly VRDNs (YMCA of Central Maryland, Inc.)/(Branch Banking & Trust Co. LOC), 2.280%, 2/7/2008	550,000
1,562,000		Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.830%, 2/5/2008	1,562,000
6,750,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1994), Weekly VRDNs (University Physicians, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.250%, 2/6/2008	6,750,000
315,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1998), Weekly VRDNs (Woodbourne Center, Inc.)/(PNC Bank, N.A. LOC), 2.830%, 2/5/2008	315,000
4,825,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1999), Weekly VRDNs (Boys' Latin School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.830%, 2/1/2008	4,825,000
1,700,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1999), Weekly VRDNs (Landon School)/(SunTrust Bank LOC), 2.110%, 2/6/2008	1,700,000
10,500,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2006), Weekly VRDNs (Severn School, Inc.)/(PNC Bank, N.A. LOC), 2.170%, 2/7/2008	10,500,000
5,000,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2007), Weekly VRDNs (Beth Tfiloh Dahan Community School, Inc.)/ (SunTrust Bank LOC), 2.120%, 2/6/2008	5,000,000
2,750,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2007), Weekly VRDNs (Gaudenzia Foundation, Inc.)/(PNC Bank, N.A. LOC), 2.790%, 2/1/2008	2,750,000
2,700,000		Maryland State Health & Higher Educational Facilities Authority, Maimonides Academy of Baltimore (Series 2005), Weekly VRDNs (Yeshivat Rambam Issue)/(PNC Bank, N.A. LOC), 2.780%, 2/1/2008	2,700,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Maryland--continued
$7,690,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1997), Weekly VRDNs (Augsburg Lutheran Home of MD, Inc.)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.830%, 2/6/2008	$7,690,000
385,000		Maryland State IDFA, (Series 2005), Weekly VRDNs (Baltimore International College, Inc.)/(Branch Banking & Trust Co. LOC), 2.280%, 2/7/2008	385,000
10,855,000		Maryland State IDFA, (Series 2005), Weekly VRDNs (McDonogh School, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.830%, 2/1/2008	10,855,000
7,455,000	[3,4]	Maryland State, P-Floats (Series EC-1030), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.290%, 2/7/2008	7,455,000
5,495,000	[3,4]	Maryland State, P-Floats (Series EC-1072) VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.290%, 2/7/2008	5,495,000
6,375,000		Montgomery County, MD, EDA, (Series 2002), Weekly VRDNs (Institute for Genomic Research, Inc.)/(Bank of America N.A. LOC), 2.150%, 2/7/2008	6,375,000
850,000		Montgomery County, MD Housing Opportunities Commission, (Series 1998 Issue I), Weekly VRDNs (Byron House, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.880%, 2/5/2008	850,000
1,755,000		Prince Georges County, MD, (1997 Issue), Weekly VRDNs (Mona Branch Avenue Ltd. Partnership)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.930%, 2/5/2008	1,755,000
		TOTAL	120,437,000
		Massachusetts--3.0%
5,355,000		Commonwealth of Massachusetts, (Series A), 5.50% Bonds (MBIA Insurance Corp. INS), 2/1/2009	5,545,049
27,893,000		Gloucester, MA, 4.00% BANs, 9/19/2008	27,974,603
30,000,000		Massachusetts HEFA, (Series 2004D), Weekly VRDNs (Cape Cod Healthcare)/(Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 2.230%, 2/7/2008	30,000,000
15,170,000		Massachusetts HEFA, (Series 2004F), Weekly VRDNs (Winchester Hospital)/(Bank of America N.A. LOC), 2.250%, 2/6/2008	15,170,000
4,685,000		Massachusetts HEFA, (Series 2004G), Weekly VRDNs (Winchester Hospital)/(Bank of America N.A. LOC), 2.250%, 2/6/2008	4,685,000
20,000,000		Massachusetts HEFA, (Series A), Weekly VRDNs (Suffolk University)/(RBS Citizens Bank N.A. LOC), 2.160%, 2/7/2008	20,000,000
2,500,000		Massachusetts HEFA, (Series A-1), Weekly VRDNs (Sherrill House)/(Comerica Bank LOC), 2.070%, 2/7/2008	2,500,000
13,440,000		Massachusetts HEFA, (Series B), Weekly VRDNs (Hallmark Health System)/(FSA INS)/(Bank of America N.A. LIQ), 2.050%, 2/7/2008	13,440,000
8,000,000		Massachusetts HEFA, (Series EE), 2.75% CP (Harvard University), Mandatory Tender 2/7/2008	8,000,000
22,700,000		Massachusetts HEFA, Revenue Bonds (Series 2006L-2), Daily VRDNs (Children's Hospital Medical Center)/(AMBAC INS)/(Bank of America N.A. LIQ), 4.000%, 2/1/2008	22,700,000
5,540,000		Massachusetts IFA, (Series 1995), Weekly VRDNs (Goddard House)/(Bank of America N.A. LOC), 2.140%, 2/7/2008	5,540,000
10,680,000		Massachusetts IFA, (Series 1996), Weekly VRDNs (Newbury College)/(Bank of America N.A. LOC), 2.150%, 2/7/2008	10,680,000
2,450,000	[3,4]	Massachusetts Municipal Wholesale Electric Co., Floater Certificates (Series 2001-674), Weekly VRDNs (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ), 3.670%, 2/7/2008	2,450,000
11,200,000		Massachusetts School Building Authority, (Series A), 3.40% CP (Bank of Nova Scotia, Toronto LOC), Mandatory Tender 2/7/2008	11,200,000
45,980,000	[3,4]	Massachusetts School Building Authority, PUTTERs (Series 2038), Weekly VRDNs (AMBAC INS)/(JPMorgan Chase & Co. LIQ), 2.600%, 2/7/2008	45,980,000
14,100,000		Massachusetts State Development Finance Agency, (Series 2000), Weekly VRDNs (Draper Laboratory)/(MBIA Insurance Corp. INS)/ (JPMorgan Chase Bank, N.A. LIQ), 2.120%, 2/6/2008	14,100,000
18,595,000		Massachusetts State Development Finance Agency, (Series 2002), Weekly VRDNs (Gordon College)/(RBS Citizens Bank N.A. LOC), 2.160%, 2/7/2008	18,595,000
8,830,000		Massachusetts State Development Finance Agency, (Series 2002A), Weekly VRDNs (Assumption College)/(Bank of New York LOC), 2.160%, 2/6/2008	8,830,000
14,595,000		Massachusetts State Development Finance Agency, (Series 2003), Weekly VRDNs (Boston College High School)/(RBS Citizens Bank N.A. LOC), 2.160%, 2/6/2008	14,595,000
8,000,000		Massachusetts State Development Finance Agency, (Series 2006), Weekly VRDNs (Becker College)/(Fifth Third Bank, Cincinnati LOC), 2.220%, 2/7/2008	8,000,000
8,800,000		Massachusetts State Development Finance Agency, (Series 2006), Weekly VRDNs (Marine Biological Laboratory)/(JPMorgan Chase Bank, N.A. LOC), 2.160%, 2/7/2008	8,800,000
42,860,000	[3,4]	Massachusetts Water Resources Authority, Class A Certificates (Series 2002-208), Daily VRDNs (FSA INS)/(Bear Stearns Cos., Inc. LIQ), 2.150%, 2/1/2008	42,860,000
15,000,000		Weston, MA, 3.00% BANs, 2/6/2009	15,072,750
10,000,000		Weymouth, MA, 4.00% BANs, 9/18/2008	10,027,879
		TOTAL	366,745,281
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Michigan--6.1%
$35,965,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Michigan Non-AMT), (Series 2003-3), Weekly VRDNs (Detroit, MI Water Supply System)/(MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.100%, 2/7/2008	$35,965,000
15,845,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Michigan Non-AMT), (Series 2005-2), Weekly VRDNs (Chippewa Valley, MI Schools)/(FSA INS)/ (ABN AMRO Bank NV, Amsterdam LIQ), 2.270%, 2/7/2008	15,845,000
2,650,000	[3,4]	Allen Park, MI Public School District, ROCs (Series 4007), Weekly VRDNs (GTD by Michigan State)/(Citigroup, Inc. LIQ), 2.280%, 2/7/2008	2,650,000
4,790,000	[3,4]	Detroit, MI City School District, (PT-1844), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 2.700%, 2/7/2008	4,790,000
14,380,000	[3,4]	Detroit, MI City School District, MERLOTS (Series 2000 A8), 3.70% TOBs (FGIC INS)/(Wachovia Bank N.A. LIQ), Optional Tender 2/20/2008	14,380,000
8,465,000	[3,4]	Detroit, MI City School District, MERLOTS (Series 2006-B27), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 2.220%, 2/6/2008	8,465,000
14,635,000	[3,4]	Detroit, MI City School District, MuniTOPS (Series 2004-39), Weekly VRDNs (FGIC INS)/(Bank of America N.A. LIQ), 3.100%, 2/7/2008	14,635,000
24,005,000	[3,4]	Detroit, MI City School District, Solar Eclipse Certificates (Series 2006-0001), 3.65% TOBs (FSA INS)/(U.S. Bank, N.A. LIQ), Optional Tender 3/6/2008	24,005,000
3,620,000	[3,4]	Detroit, MI City School District, Variable Certificates (Series 2002H), Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 2.260%, 2/7/2008	3,620,000
14,125,000	[3,4]	Detroit, MI Sewage Disposal System, MERLOTS (Series 2000-I), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 2.360%, 2/6/2008	14,125,000
9,395,000	[3,4]	Detroit, MI Sewage Disposal System, ROCs (Series 903), Weekly VRDNs (MBIA Insurance Corp. INS)/(Citibank NA, New York LIQ), 3.780%, 2/7/2008	9,395,000
4,260,000	[3,4]	Detroit, MI Sewage Disposal System, Variable Certificates (Series 2002G), Weekly VRDNs (FGIC INS)/(Bank of America N.A. LIQ), 3.200%, 2/7/2008	4,260,000
13,440,000	[3,4]	Detroit, MI Water Supply System, (PT-3579), Weekly VRDNs (FGIC, FSA, MBIA Insurance Corp. INS) and Merrill Lynch & Co., Inc. LIQs), 2.250%, 2/7/2008	13,440,000
4,995,000	[3,4]	Detroit, MI Water Supply System, (PT-3903), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.500%, 2/7/2008	4,995,000
10,000,000	[3,4]	Detroit, MI Water Supply System, MERLOTS (Series 2000 D), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 2.510%, 2/6/2008	10,000,000
14,360,000	[3,4]	Grand Rapids & Kent County, MI Joint Building Authority, (Series 2001-JPMC7), Weekly VRDNs (Kent County, MI)/(JPMorgan Chase & Co. LIQ), 2.300%, 2/6/2008	14,360,000
25,850,000		Grand Rapids, MI EDR, (Series 2007), Weekly VRDNs (MapleCreek)/(Comerica Bank LOC), 2.240%, 2/7/2008	25,850,000
3,115,000		Huron County, MI Economic Development Corp., (Series 2001), Weekly VRDNs (Scheurer Hospital)/(Comerica Bank LOC), 2.250%, 2/7/2008	3,115,000
3,000,000		Jackson County, MI Hospital Finance Authority, (Series 2006B), Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(Bank of Nova Scotia, Toronto LIQ), 2.240%, 2/7/2008	3,000,000
8,995,000	[3,4]	Kent County, MI Airport Revenue, (Series 1998-118), Weekly VRDNs (Kent County, MI)/(Morgan Stanley LIQ), 2.250%, 2/7/2008	8,995,000
44,585,000		Kent Hospital Finance Authority, MI, (Series 2007-B-1), Weekly VRDNs (Spectrum Health)/(FGIC INS)/(DePfa Bank PLC LIQ), 3.400%, 2/6/2008	44,585,000
62,110,000		Kent Hospital Finance Authority, MI, (Series 2007B-2), Weekly VRDNs (Spectrum Health)/(FGIC INS)/(DePfa Bank PLC LIQ), 3.400%, 2/6/2008	62,110,000
7,000,000		Kent Hospital Finance Authority, MI, (Series 1998B), Weekly VRDNs (Spectrum Health)/(MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 2.550%, 2/6/2008	7,000,000
7,700,000		Macomb County, MI Hospital Finance Authority, (Series 2003A-1), Daily VRDNs (Mt. Clemens General Hospital)/(Comerica Bank LOC), 1.930%, 2/1/2008	7,700,000
10,000,000	[3,4]	Marysville, MI Public School District, (PT-4456), Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 2.250%, 2/7/2008	10,000,000
1,585,000		Michigan Higher Education Facilities Authority, (Series 2006), Weekly VRDNs (Albion College)/(JPMorgan Chase Bank, N.A. LOC), 2.150%, 2/7/2008	1,585,000
6,700,000		Michigan Higher Education Facilities Authority, (Series 2007B), Weekly VRDNs (Calvin College)/(JPMorgan Chase Bank, N.A. LOC), 2.800%, 2/1/2008	6,700,000
25,000,000		Michigan Municipal Bond Authority, (Series 2007B), 4.50% RANs (Bank of Nova Scotia, Toronto LOC), 8/20/2008	25,108,463
10,100,000	[3,4]	Michigan State Building Authority, Class A Certificates (Series 2006-277), Daily VRDNs (FGIC INS)/(Bear Stearns Cos., Inc. LIQ), 4.750%, 2/1/2008	10,100,000
3,150,000	[3,4]	Michigan State Building Authority, GS Trust (Series 2007-34Z), Weekly VRDNs (FGIC INS)/(Goldman Sachs Group, Inc. LIQ), 4.340%, 2/7/2008	3,150,000
6,000,000	[3,4]	Michigan State Building Authority, ROCs 7039, Weekly VRDNs (FGIC INS)/(Citigroup, Inc. LIQ), 4.790%, 2/7/2008	6,000,000
3,000,000		Michigan State Hospital Finance Authority, (Series 1999 A), Weekly VRDNs (Covenant Retirement Communities, Inc.)/(LaSalle Bank, N.A. LOC), 2.120%, 2/7/2008	3,000,000
99,135,000		Michigan State Hospital Finance Authority, (Series 2007), Weekly VRDNs (Henry Ford Health System, MI)/(JPMorgan Chase Bank, N.A. LOC), 2.120%, 2/6/2008	99,135,000
5,000,000		Michigan State Hospital Finance Authority, (Series B), Weekly VRDNs (LaSalle Bank Midwest, N.A. LOC), 2.330%, 2/6/2008	5,000,000
12,500,000		Michigan State Hospital Finance Authority, (Series C), Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 2.230%, 2/6/2008	12,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Michigan--continued
$5,500,000		Michigan State Hospital Finance Authority, (Series C), Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 2.230%, 2/6/2008	$5,500,000
1,800,000		Michigan State Hospital Finance Authority, (Series C), Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 2.230%, 2/7/2008	1,800,000
8,595,000		Michigan State Housing Development Authority, (Series 2002A), Weekly VRDNs (Ponds Taylor Limited Dividend Housing Association LLC)/ (FNMA LOC), 2.090%, 2/7/2008	8,595,000
100,000		Michigan State Strategic Fund, Weekly VRDNs (Peckham Vocational ISD)/(LaSalle Bank, N.A. LOC), 2.930%, 2/6/2008	100,000
17,830,000		Michigan State Strategic Fund, (Series 2003), Weekly VRDNs (Lutheran Social Services of Michigan)/(Comerica Bank LOC), 2.240%, 2/7/2008	17,830,000
4,320,000	[3,4]	Michigan State, (PT-2021), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.250%, 2/7/2008	4,320,000
61,300,000		Michigan State, (Series A), 4.00% TRANs (DePfa Bank PLC LOC), 9/30/2008	61,723,176
23,530,000	[3,4]	Michigan State, Grant Anticipation Bonds PUTTERs (Series 2097), Weekly VRDNs (FSA INS)/(JPMorgan Chase & Co. LIQ), 2.250%, 2/7/2008	23,530,000
56,080,000	[3,4]	Michigan State, Grant Anticipation Bonds PUTTERs (Series 2099), Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.250%, 2/7/2008	56,080,000
21,035,000		Regents of University of Michigan, (Series 2007B), Weekly VRDNs (University of Michigan Health System), 1.820%, 2/7/2008	21,035,000
		TOTAL	740,076,639
		Minnesota--2.3%
2,190,000		Apple Valley, MN, IDRB (Series 1995), Weekly VRDNs (AV Development Co.)/(U.S. Bank, N.A. LOC), 2.320%, 2/7/2008	2,190,000
44,815,000	[3,4]	Becker, MN, (Series 2005 FR/RI-FP12), Weekly VRDNs (Northern States Power Co., MN)/(Lehman Brothers Holdings, Inc. SWP), 2.020%, 2/7/2008	44,815,000
4,725,000	[3,4]	Becker, MN, (Series 2005 FR/RI-FP13), Weekly VRDNs (Northern States Power Co., MN)/(Lehman Brothers Holdings, Inc. SWP), 2.020%, 2/7/2008	4,725,000
28,785,000	[3,4]	Becker, MN, (Series 2006 FR/RI-FP1), Weekly VRDNs (Northern States Power Co., MN)/(Lehman Brothers Holdings, Inc. SWP), 2.020%, 2/7/2008	28,785,000
2,600,000		Center City, MN, (Series 2002), Weekly VRDNs (Hazelden Foundation)/(Allied Irish Banks PLC LOC), 2.810%, 2/7/2008	2,600,000
4,550,000		Cohasset, MN, (Series 2000), Weekly VRDNs (Minnesota Power, Inc.)/(LaSalle Bank, N.A. LOC), 2.250%, 2/7/2008	4,550,000
1,055,000	[3,4]	Elk River, MN, ISD No. 728, PUTTERs (Series 1275), Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.250%, 2/7/2008	1,055,000
4,000,000		Minneapolis, MN, Health Care System, (Series 2005A), Weekly VRDNs (Fairview Health Services)/(AMBAC INS)/(Citibank NA, New York LIQ), 3.050%, 2/6/2008	4,000,000
23,335,000		Minneapolis, MN, Health Care System, (Series 2005C), Weekly VRDNs (Fairview Health Services)/(MBIA Insurance Corp. INS)/(Citibank NA, New York LIQ), 2.950%, 2/6/2008	23,335,000
2,600,000		Minneapolis, MN, (Series 1994), Weekly VRDNs (Minnehaha/Lake Partners)/(U.S. Bank, N.A. LOC), 2.980%, 2/1/2008	2,600,000
19,475,000		Minneapolis/St. Paul, MN, Housing & Redevelopment Authority, (Series B-2), Daily VRDNs (Allina Health System, MN)/(MBIA Insurance Corp. INS)/(Bank of New York LIQ), 6.000%, 2/1/2008	19,475,000
12,635,000	[3,4]	Minneapolis/St. Paul, MN, Metropolitan Airports Commission, Class A Certificates (Series 2007-291), Weekly VRDNs (AMBAC INS)/(Bear Stearns Cos., Inc. LIQ), 4.000%, 2/7/2008	12,635,000
13,250,000	[3,4]	Minneapolis/St. Paul, MN, Metropolitan Airports Commission, SGA 127 (Series 2001), Weekly VRDNs (FGIC INS)/(Societe Generale, Paris LIQ), 3.500%, 2/6/2008	13,250,000
8,295,000	[3,4]	Minnesota Public Facilities Authority, (PT-4208), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.230%, 2/7/2008	8,295,000
1,165,000		Minnesota State Higher Education Facility Authority, (Series Five-L), Weekly VRDNs (University of St. Thomas)/(Allied Irish Banks PLC LOC), 2.170%, 2/6/2008	1,165,000
9,805,000		Minnesota State Higher Education Facility Authority, (Series Five-S), Weekly VRDNs (William Mitchell College of Law)/(U.S. Bank, N.A. LOC), 2.200%, 2/7/2008	9,805,000
2,145,000		Minnesota State Higher Education Facility Authority, (Series Six E-1), Weekly VRDNs (Hamline University of Minnesota)/(Harris, N.A. LOC), 2.220%, 2/7/2008	2,145,000
4,415,000		Minnesota State Higher Education Facility Authority, (Series Six-E2), Weekly VRDNs (Hamline University of Minnesota)/(Harris, N.A. LOC), 2.220%, 2/7/2008	4,415,000
4,100,000		Minnesota State Higher Education Facility Authority, (Series Six-H), Weekly VRDNs (St. Thomas University)/(Bank of New York LOC), 2.200%, 2/7/2008	4,100,000
3,500,000	[3,4]	Minnesota State, Floater Certificates (Series 2001-719), Weekly VRDNs (Morgan Stanley LIQ), 2.250%, 2/7/2008	3,500,000
1,565,000	[3,4]	Minnesota State, P-Floats (Series EC-1060), VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.290%, 2/7/2008	1,565,000
8,000,000		Minnesota Tax and Aid Anticipation Borrowing Program, (Series 2007), 4.50% TANs (GTD by Minnesota State), 8/28/2008	8,037,871
2,655,000		New Hope, MN, (Series 2003A), Weekly VRDNs (Broadway Lanel)/(FNMA LOC), 2.250%, 2/7/2008	2,655,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Minnesota--continued
$4,560,000		Plymouth, MN, (Series 2003), Weekly VRDNs (Parkside Apartments)/(FNMA LOC), 2.200%, 2/7/2008	$4,560,000
2,400,000		Robbinsdale, MN, (Series 2004C), Weekly VRDNs (Copperfield Hill)/(LaSalle Bank, N.A. LOC), 2.830%, 2/1/2008	2,400,000
5,000,000	[3,4]	Rochester, MN, Health Care Facility Authority, (Series 1998-177), Weekly VRDNs (Mayo Foundation)/(Morgan Stanley LIQ), 2.250%, 2/7/2008	5,000,000
10,000,000		Rochester, MN, Health Care Facility Authority, (Series 2000A), 2.80% CP (Mayo Foundation)/(Morgan Stanley Bank LIQ), Mandatory Tender 2/7/2008	10,000,000
17,000,000		Seaway Port Authority of Duluth, MN, (Series of 2000), Weekly VRDNs (St. Lawrence Cement Inc.)/(Wachovia Bank N.A. LOC), 2.230%, 2/7/2008	17,000,000
1,265,000		Shakopee, MN, Hospital Finance Authority, Weekly VRDNs (St. Francis Regional Medical Center)/(Wells Fargo Bank, N.A. LOC), 2.200%, 2/7/2008	1,265,000
15,000,000		Southern Minnesota Municipal Power Agency, 3.40% CP, Mandatory Tender 2/6/2008	15,000,000
3,965,000		St. Louis Park, MN, (Series 2003), Weekly VRDNs (Westwind Apartments)/(FNMA LOC), 2.200%, 2/7/2008	3,965,000
3,400,000		St. Paul, MN, Housing & Redevelopment Authority, (Series 2001), Daily VRDNs (Cretin-Derham Hall)/(Allied Irish Banks PLC LOC), 2.200%, 2/7/2008	3,400,000
1,185,000		St. Paul, MN, Port Authority, District Heating Revenue Bonds (Series 2003-4 H), Weekly VRDNs (Dexia Credit Local LOC), 2.250%, 2/6/2008	1,185,000
1,075,000		University of Minnesota, (Series C), Weekly VRDNs (Dexia Bank, Belgium and Toronto Dominion Bank LIQs), 2.000%, 2/6/2008	1,075,000
3,165,000	[3,4]	University of Minnesota, Floater Certificates (Series 2001-648), Weekly VRDNs (Morgan Stanley LIQ), 2.270%, 2/7/2008	3,165,000
		TOTAL	277,712,871
		Mississippi--1.0%
21,330,000		Mississippi Business Finance Corp., (Series 2000-A), Weekly VRDNs (Jackson Medical Mall Foundation)/(JPMorgan Chase Bank, N.A. LOC), 2.200%, 2/7/2008	21,330,000
3,000,000		Mississippi Business Finance Corp., (Series 2002), Weekly VRDNs (Mississippi State University Foundation, Inc.)/(Regions Bank, Alabama LOC), 2.250%, 2/7/2008	3,000,000
31,725,000		Mississippi Business Finance Corp., (Series 2006), Weekly VRDNs (Rush Medical Foundation)/(Regions Bank, Alabama LOC), 2.820%, 2/1/2008	31,725,000
30,000,000		Mississippi Business Finance Corp., (Series 2007D), Weekly VRDNs (Chevron Corp.)/(GTD by Chevron Corp.), 2.150%, 2/6/2008	30,000,000
18,500,000		Mississippi Business Finance Corp., (Series 2007E), Weekly VRDNs (GTD by Chevron Corp.)/(Chevron Corp.), 2.110%, 2/6/2008	18,500,000
8,320,000		Mississippi Business Finance Corp., (Series A), Weekly VRDNs (Mississippi College)/(Regions Bank, Alabama LOC), 2.230%, 2/7/2008	8,320,000
6,255,000	[3,4]	Mississippi Development Bank, Solar Eclipse (Series 2006-0153), 3.60% TOBs (Jackson, MS)/(AMBAC INS)/(U.S. Bank, N.A. LIQ), Optional Tender 9/18/2008	6,255,000
5,185,000	[3,4]	Mississippi Hospital Equipment & Facilities Authority, (Series 2004 FR/RI-L70), Weekly VRDNs (Baptist Memorial Healthcare)/(Lehman Brothers Holdings, Inc. LIQ), 2.190%, 2/6/2008	5,185,000
		TOTAL	124,315,000
		Missouri--1.5%
16,940,000	[3,4]	Columbia, MO, Special Obligation Electric Utility, Solar Eclipse (Series 2006-0143), 3.77% TOBs (AMBAC INS)/(U.S. Bank, N.A. LIQ), Mandatory Tender 6/5/2008	16,940,000
13,880,000	[3,4]	Greene County, MO, Reorganized School District No. 2, (PT-4339), Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 2.270%, 2/7/2008	13,880,000
3,470,000	[3,4]	Jackson County, MO, Special Obligation, ROCs (Series 9014), Weekly VRDNs (Harry S. Truman Sports Complex)/(AMBAC INS)/(Citigroup, Inc. LIQ), 2.530%, 2/7/2008	3,470,000
31,385,000		Kansas City, MO, IDA, (Series 2005B), Weekly VRDNs (Kansas City, MO)/(AMBAC INS)/(DePfa Bank PLC LIQ), 3.250%, 2/6/2008	31,385,000
25,295,000		Kansas City, MO, IDA, (Series 2005C), Weekly VRDNs (Kansas City, MO)/(AMBAC INS)/(Dexia Credit Local LIQ), 3.250%, 2/6/2008	25,295,000
25,500,000		Kansas City, MO, IDA, (Series 2006B), Weekly VRDNs (Kansas City, MO)/(AMBAC INS)/(DePfa Bank PLC LIQ), 4.250%, 2/6/2008	25,500,000
29,580,000		Kansas City, MO, IDA, (Series 2006E), Weekly VRDNs (Kansas City, MO)/(AMBAC INS)/(Dexia Credit Local LIQ), 3.250%, 2/6/2008	29,580,000
6,870,000	[3,4]	Missouri Highways & Transportation Commission, PUTTERs (Series 1433), Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 2.250%, 2/7/2008	6,870,000
6,945,000	[3,4]	Springfield, MO, Public Utility Revenue, PUTTERs (Series 1559), Weekly VRDNs (FGIC INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.900%, 2/7/2008	6,945,000
10,465,000	[3,4]	St. Louis, MO, (PT-3584), Weekly VRDNs (Lambert-St. Louis International Airport)/(Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 3.500%, 2/7/2008	10,465,000
9,350,000	[3,4]	St. Louis, MO, MERLOTS (Series 2007-C67), 3.50% TOBs (Lambert-St. Louis International Airport)/(MBIA Insurance Corp. INS)/(Bank of New York LIQ), Optional Tender 5/7/2008	9,350,000
		TOTAL	179,680,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Montana--0.1%
$25,000	[3,4]	Forsyth, MT, (RBC Floater Certificates Series I-7), Weekly VRDNs (Northwestern Corp.)/(AMBAC INS)/(Royal Bank of Canada, Montreal LIQ), 4.100%, 2/7/2008	$25,000
16,000,000		Richland County, MT, (Series 2006), Weekly VRDNs (Sidney Health Center)/(Allied Irish Banks PLC LOC), 2.250%, 2/7/2008	16,000,000
		TOTAL	16,025,000
		Multi State--2.9%
60,199,971	[3,4]	ABN AMRO Chicago Corp. 1997-1 LeaseTOPS Trust, Weekly VRDNs (LaSalle Bank, N.A. LIQ)/(LaSalle Bank, N.A. LOC), 2.400%, 2/7/2008	60,199,971
13,840,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multistate Non-AMT), (Series 2007-50), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)/(United States Treasury PRF), 2.320%, 2/7/2008	13,840,000
3,485,000		Dallas County, AL Housing Development Corp., (Series 1999: Jim Manor Garden Homes), Weekly VRDNs (Dallas County, AL)/(Wachovia Bank N.A. LOC), 2.870%, 2/1/2008	3,485,000
115,293,000	[3,4]	JPMorgan Chase & Co I-PUTTERs Trust (Series 1750P), Weekly VRDNs (GTD by Texas PSFG Program)/(AMBAC, FGIC, FSA, MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ) and United States Treasury PRFs), 2.800%, 2/7/2008	115,293,000
86,070,000	[3,4]	Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-001) VRDNs (AMBAC, FGIC, FSA, MBIA Insurance Corp. INS) and Merrill Lynch & Co., Inc. LIQs), 2.750%, 2/7/2008	86,070,000
27,120,000	[3,4]	Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-002), VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.350%, 2/7/2008	27,120,000
44,215,000	[3,4]	TICs/TOCs MuniMae Trust (Series 2002-1M), Weekly VRDNs (MBIA Insurance Corp. INS)/(GTD by Bayerische Landesbank LIQ), 2.700%, 2/7/2008	44,215,000
		TOTAL	350,222,971
		Nebraska--0.3%
22,500,000	[3,4]	Omaha, NE, Public Power District, (Series 2007-45), Weekly VRDNs (FGIC INS)/(Bank of America N.A. LIQ), 3.100%, 2/7/2008	22,500,000
17,000,000	[3,4]	Omaha, NE, Public Power District, AUSTIN (Series B of A 130), Weekly VRDNs (FGIC INS)/(Bank of America N.A. LIQ), 3.100%, 2/7/2008	17,000,000
		TOTAL	39,500,000
		Nevada--1.8%
81,400,000		Clark County, NV, Airport System, (Series 1993A), Weekly VRDNs (MBIA Insurance Corp. INS)/(Dexia Credit Local and JPMorgan Chase Bank, N.A. LIQs), 2.900%, 2/6/2008	81,400,000
10,350,000		Clark County, NV, Airport System, Subordinate Lien Revenue Bonds (Series 2005E-1), Weekly VRDNs (FGIC INS)/(Bayerische Landesbank and Landesbank Baden-Wuerttemberg LIQs), 3.650%, 2/6/2008	10,350,000
21,125,000	[3,4]	Clark County, NV, School District, (Series 2006-1356), Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ), 2.420%, 2/7/2008	21,125,000
12,955,000	[3,4]	Clark County, NV, School District, ROCs (Series 8054), Weekly VRDNs (FGIC INS)/(Citigroup, Inc. LIQ), 3.280%, 2/7/2008	12,955,000
8,295,000	[3,4]	Clark County, NV, (PT-2990), 3.80% TOBs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 3/13/2008	8,295,000
9,595,000	[3,4]	Clark County, NV, PUTTERs (Series 2113), Weekly VRDNs (AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.600%, 2/7/2008	9,595,000
19,970,000	[3,4]	Clark County, NV, PUTTERs (Series 1353), Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.250%, 2/7/2008	19,970,000
37,400,000	[3,4]	Las Vegas Valley, NV, Water District, MERLOTS (Series 2003 B-10), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 2.510%, 2/6/2008	37,400,000
5,370,000	[3,4]	Nevada State Highway Improvement Authority, (PZ-152), Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 2.420%, 2/7/2008	5,370,000
9,300,000	[3,4]	Truckee Meadows, NV, Water Authority, ROCs (Series 6078), Weekly VRDNs (FSA INS)/(Citigroup, Inc. LIQ), 2.280%, 2/7/2008	9,300,000
		TOTAL	215,760,000
		New Hampshire--0.1%
12,000,000		New Hampshire Higher Educational & Health Facilities Authority, (Series 2001A), Weekly VRDNs (Dartmouth-Hitchcock Obligated Group)/ (FSA INS)/(Dexia Credit Local and JPMorgan Chase Bank, N.A. LIQs), 2.100%, 2/7/2008	12,000,000
		New Jersey--6.5%
9,780,000		East Brunswick Township, NJ, 4.00% BANs, 5/9/2008	9,787,563
9,755,000		East Rutherford Borough, NJ, 3.60% BANs, 11/14/2008	9,771,261
7,948,000		Harding Township, NJ, 4.00% BANs, 2/28/2008	7,949,882
8,900,000		Harrison Township, NJ, (Series A), 4.00% BANs, 10/17/2008	8,927,345
9,000,000		Hazlet Township, NJ, 4.00% BANs, 8/1/2008	9,009,450
11,053,682		Holmdel Township, NJ, 3.25% BANs, 1/9/2009	11,098,991
21,200,000		Lakewood Township, NJ, (Series 2007A), 4.00% BANs, 2/29/2008	21,204,664
7,746,700		Lawrence Township, NJ, 4.00% BANs, 7/25/2008	7,755,948
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New Jersey--continued
$6,000,000		Marlboro Township, NJ, 4.00% BANs, 4/11/2008	$6,005,068
4,316,325		Marlboro Township, NJ, 4.00% BANs, 4/11/2008	4,319,189
13,369,611		Mount Laurel Township, NJ, (Series 2007F), 3.60% BANs, 10/31/2008	13,388,910
3,000,000		New Jersey EDA, (Series 2002), Daily VRDNs (Bancroft NeuroHealth)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 2.200%, 2/7/2008	3,000,000
9,630,000		New Jersey Health Care Facilities Financing Authority, (Series 2002), Daily VRDNs (RWJ Health Care Corp. at Hamilton)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 2.200%, 2/7/2008	9,630,000
6,100,000		New Jersey Health Care Facilities Financing Authority, (Series A-1), Weekly VRDNs (AtlantiCare Regional Medical Center)/(Wachovia Bank N.A. LOC), 2.150%, 2/7/2008	6,100,000
6,105,000	[3,4]	New Jersey Health Care Facilities Financing Authority, PUTTERs (Series 1063), Weekly VRDNs (New Jersey Department of Human Services)/ (AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.150%, 2/7/2008	6,105,000
21,660,000	[3,4]	New Jersey State Transportation Trust Fund Authority, Class A Certificates (Series 268), Weekly VRDNs (AMBAC INS)/(Bear Stearns Cos., Inc. LIQ), 4.000%, 2/7/2008	21,660,000
84,760,000	[3,4]	New Jersey State Transportation Trust Fund Authority, Floater Certificates (Series 2006-2085), 3.10% TOBs (AMBAC INS)/(Morgan Stanley LIQ), Optional Tender 3/13/2008	84,760,000
98,600,000	[3,4]	New Jersey State Transportation Trust Fund Authority, ROCs (Series 12004), Weekly VRDNs (FSA INS)/(Citigroup, Inc. LIQ), 3.760%, 2/7/2008	98,600,000
250,000,000		New Jersey State, (Series Fiscal 2008A), 4.50% TRANs, 6/24/2008	250,855,825
20,073,000		Newark, NJ, General Improvement Notes (Series 2007D), 4.00% BANs, 4/25/2008	20,085,414
38,000,000		Readington Township, NJ, 2.00% BANs, 2/5/2009	38,074,480
11,915,598		South Orange VIllage Township, NJ, 4.00% BANs, 4/23/2008	11,924,592
14,154,750		Stafford Township, NJ, (Series 2007B), 3.25% BANs, 8/29/2008	14,174,645
34,950,000	[3,4]	Tobacco Settlement Financing Corp., NJ, (MT-359), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.000%, 2/7/2008	34,950,000
12,940,000	[3,4]	Tobacco Settlement Financing Corp., NJ, MERLOTS (Series 2007-C73), Weekly VRDNs (Bank of New York LIQ)/(United States Treasury PRF), 2.220%, 2/6/2008	12,940,000
16,885,000	[3,4]	Tobacco Settlement Financing Corp., NJ, PUTTERs (Series 1734B), Weekly VRDNs (JPMorgan Chase & Co. LIQ)/(United States Treasury PRF), 2.250%, 2/7/2008	16,885,000
52,800,000		Woodbridge Township, NJ, 4.00% BANs, 7/3/2008	52,863,648
		TOTAL	791,826,875
		New York--2.5%
22,000,000		East Islip, NY, Union Free School District, 4.00% TANs, 7/11/2008	22,026,104
16,000,000		Lindenhurst, NY Union Free School District, 4.00% TANs, 6/24/2008	16,018,169
12,465,000		Metropolitan Transportation Authority, NY, (Series 2004A-1), Weekly VRDNs (MTA Transportation Revenue)/(CIFG N.A. INS)/(DePfa Bank PLC LIQ), 3.500%, 2/7/2008	12,465,000
21,100,000	[3,4]	Metropolitan Transportation Authority, NY, MERLOTS (Series 1997C), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 3.660%, 2/6/2008	21,100,000
10,500,000		New York City, NY, IDA, Liberty Revenue Bonds (Series 2004 A), Weekly VRDNs (One Bryant Park LLC)/(GTD by Bayerische Landesbank INV)/ (Bank of America N.A. and Citibank NA, New York LOCs), 2.210%, 2/6/2008	10,500,000
350,000		New York City, NY, Transitional Finance Authority, (Fiscal 2001 Series A), Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 1.990%, 2/6/2008	350,000
57,434,000	[3,4]	New York City, NY, Transitional Finance Authority, Floater Certificates (Series 2006-1665), Weekly VRDNs (TFA State/School Building Aid)/ (FGIC INS)/(Morgan Stanley LIQ), 3.920%, 2/7/2008	57,434,000
30,000,000	[3,4]	New York City, NY, ROCs (Series 251), Weekly VRDNs (GTD by Citigroup Global Markets Holdings, Inc.)/(Citigroup, Inc. LIQ), 2.290%, 2/7/2008	30,000,000
29,995,000	[3,4]	New York State Dormitory Authority, ROCs (Series 10033), Weekly VRDNs (New York State Personal Income Tax Revenue Bond Fund)/ (Citigroup, Inc. LIQ), 2.270%, 2/7/2008	29,995,000
44,000,000	[3,4]	New York State Thruway Authority, Floater Certificates (Series 2006-2104), Weekly VRDNs (FGIC, FSA, MBIA Insurance Corp. INS) and Morgan Stanley LIQs), 2.420%, 2/7/2008	44,000,000
20,000,000		Suffolk County, NY, (Series 2007-II), 3.60% TANs, 9/11/2008	20,035,565
18,235,000	[3,4]	TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds (PA-1355), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.000%, 2/7/2008	18,235,000
20,700,000	[3,4]	TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds (PA-1359), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.000%, 2/7/2008	20,700,000
		TOTAL	302,858,838
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		North Carolina--1.1%
$9,500,000		Charlotte, NC, Airport, Refunding Revenue Bonds (Series 1993A), Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.900%, 2/6/2008	$9,500,000
13,000,000		Charlotte, NC, Water & Sewer System, 3.40% CP (DePfa Bank PLC LIQ), Mandatory Tender 7/24/2008	13,000,000
21,520,000		Charlotte-Mecklenburg Hospital Authority, NC, (Series 2007E), Weekly VRDNs (Carolinas HealthCare System)/(FSA INS)/(Dexia Credit Local LIQ), 2.130%, 2/7/2008	21,520,000
17,800,000		Guilford County, NC, (Series 2007B), Weekly VRDNs (Dexia Credit Local LIQ), 2.100%, 2/7/2008	17,800,000
10,700,000		Mecklenburg County, NC, (Series 2004B), Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 2.110%, 2/7/2008	10,700,000
5,000,000		North Carolina Capital Facilities Finance Agency, (Series 2002), Weekly VRDNs (Wolfpack Club)/(Bank of America N.A. LOC), 2.150%, 2/7/2008	5,000,000
4,160,000		North Carolina Capital Facilities Finance Agency, (Series 2004), Weekly VRDNs (Campbell University)/(Branch Banking & Trust Co. LOC), 2.280%, 2/7/2008	4,160,000
16,545,000		North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Refunding Series 2006A), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.400%, 2/6/2008	16,545,000
5,000,000		North Carolina Medical Care Commission, (Series 2005), Weekly VRDNs (Southeastern Regional Medical Center)/(Branch Banking & Trust Co. LOC), 2.280%, 2/7/2008	5,000,000
5,000,000		North Carolina Medical Care Commission, (Series 2005B), Weekly VRDNs (United Methodist Retirement Homes)/(Branch Banking & Trust Co. LOC), 2.280%, 2/7/2008	5,000,000
8,300,000		North Carolina Medical Care Commission, (Series 2006), Weekly VRDNs (Cross Road Rest and Retirement Center, Inc.)/(RBC Centura Bank LOC), 2.230%, 2/7/2008	8,300,000
18,910,000		North Carolina Medical Care Commission, (Series 2006C-2), Weekly VRDNs (University Health Systems of Eastern Carolina)/(AMBAC INS)/ (Bank of America N.A. LIQ), 3.150%, 2/6/2008	18,910,000
		TOTAL	135,435,000
		Ohio--4.9%
8,500,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Ohio Non-AMT), (Series 2004-14), Weekly VRDNs (Columbus, OH City School District)/(FSA INS)/ (Bank of America N.A. LIQ), 2.260%, 2/7/2008	8,500,000
1,040,000		Akron, Bath & Copley, OH Joint Township, Weekly VRDNs (Visiting Nurses)/(National City Bank LOC), 2.360%, 2/7/2008	1,040,000
2,675,000		Akron, Bath & Copley, OH Joint Township, (Series 2002), Weekly VRDNs (Sumner on Ridgewood, Inc.)/(KBC Bank N.V. LOC), 2.230%, 2/7/2008	2,675,000
9,995,000		Ashland County, OH, (Series 2005), Weekly VRDNs (Brethren Care, Inc.)/(FirstMerit Bank, N.A. LOC), 2.250%, 2/7/2008	9,995,000
155,000,000	[3,4]	Buckeye Tobacco Settlement Financing Authority, OH, (MT-524), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.000%, 2/7/2008	155,133,973
3,750,000		Butler County, OH, 4.05% BANs, 9/7/2008	3,760,620
3,275,000	[3,4]	Cincinnati City School District, OH, PUTTERs (Series 315) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.250%, 2/7/2008	3,275,000
12,375,000		Clark County, OH, (Series 1999), Weekly VRDNs (Ohio Masonic Home)/(AMBAC INS)/(Harris, N.A. LIQ), 5.000%, 2/7/2008	12,375,000
9,580,000		Cleveland, OH, Waterworks, (Series 2004-M), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.150%, 2/7/2008	9,580,000
4,015,000	[3,4]	Cleveland, OH, Waterworks, MERLOTS (Series 2001-A24), 3.70% TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 2/20/2008	4,015,000
7,150,000		Cleveland-Cuyahoga County, OH Port Authority, (Series 2004), Weekly VRDNs (Playhouse Square Foundation)/(Fifth Third Bank, Cincinnati LOC), 2.210%, 2/7/2008	7,150,000
3,500,000		Cuyahoga County, OH Health Care Facilities, (Series 2001), Weekly VRDNs (Gardens of McGregor & Amasa Stone)/(Key Bank, N.A. LOC), 2.160%, 2/7/2008	3,500,000
4,890,000		Cuyahoga County, OH, Health Care Facilities, (Series 2006), Weekly VRDNs (Visiting Nurse Association Healthcare Partners of Ohio)/(National City Bank LOC), 2.260%, 2/7/2008	4,890,000
5,000,000		Cuyahoga County, OH, IDA, (Series A-1 Remarketing), Weekly VRDNs (University School)/(Key Bank, N.A. LOC), 2.190%, 2/7/2008	5,000,000
3,900,000		Cuyahoga County, OH, (Series 2002), Weekly VRDNs (The Health Museum of Cleveland)/(Key Bank, N.A. LOC), 2.190%, 2/7/2008	3,900,000
4,570,000		Cuyahoga, OH, Community College District, (Series 2002B), Weekly VRDNs (AMBAC INS)/(Key Bank, N.A. LIQ), 5.000%, 2/7/2008	4,570,000
1,250,000		Dublin, OH, Industrial Development Refunding Revenue Bonds (Series 1997), Weekly VRDNs (Witco Corp.)/(Bank of America N.A. LOC), 2.350%, 2/7/2008	1,250,000
4,440,000		Elyria, OH, (Series 2), 4.00% BANs, 10/2/2008	4,450,834
7,485,000	[3,4]	Erie County, OH, Hospital Facilities, (MT-253), Weekly VRDNs (Firelands Regional Medical Center)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.300%, 2/7/2008	7,485,000
2,755,000		Erie County, OH, (Series 1996A), Weekly VRDNs (Providence Care Center)/(JPMorgan Chase Bank, N.A. LOC), 2.250%, 2/7/2008	2,755,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Ohio--continued
$2,846,000		Euclid, OH, 4.00% BANs, 5/29/2008	$2,848,208
2,795,000		Franklin County, OH, Health Care Facilities, (Series 1999 A), Weekly VRDNs (National Church Residences)/(Key Bank, N.A. LOC), 2.220%, 2/7/2008	2,795,000
7,250,000		Franklin County, OH, Health Care Facilities, (Series 2004) Weekly VRDNs (Creekside at the Village)/(Key Bank, N.A. LOC), 2.200%, 2/7/2008	7,250,000
5,930,000		Franklin County, OH, Health Care Facilities, (Series 2004) Weekly VRDNs (Willow Brook Christian Communities)/(Fifth Third Bank, Cincinnati LOC), 2.190%, 2/7/2008	5,930,000
14,705,000		Franklin County, OH, Health Care Facilities, (Series 2005), Weekly VRDNs (First Community Village)/(KBC Bank N.V. LOC), 2.170%, 2/7/2008	14,705,000
8,820,000		Franklin County, OH, Health Care Facilities, (Series 2005), Weekly VRDNs (Traditions Healthcare Obligated Group)/(U.S. Bank, N.A. LOC), 2.220%, 2/7/2008	8,820,000
3,075,000		Franklin County, OH, Health Care Facilities, (Series 2006B), Weekly VRDNs (Ohio Presbyterian Retirement Services)/(National City Bank LOC), 2.220%, 2/7/2008	3,075,000
5,000,000		Franklin County, OH, Health Care Facilities, Refunding & Improvement Revs (Series 2002 B), Weekly VRDNs (Ohio Presbyterian Retirement Services)/(National City Bank LOC), 2.220%, 2/7/2008	5,000,000
5,000,000		Hamilton County, OH, Hospital Facilities Authority, (Series 2007M), Weekly VRDNs (Children's Hospital Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 2.170%, 2/7/2008	5,000,000
4,615,000		Hamilton County, OH, Hospital Facilities Authority, (Series 2007N), Weekly VRDNs (Children's Hospital Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 2.200%, 2/7/2008	4,615,000
28,390,000		Hamilton County, OH, (Series 2004), Weekly VRDNs (Block 3 Project)/(Bank of New York and Citizens Bank of Pennsylvania LOCs), 2.180%, 2/7/2008	28,390,000
5,000,000		Hamilton County, OH, (Series 2004), Weekly VRDNs (Stratford Heights)/(Citizens Bank of Pennsylvania LOC), 2.180%, 2/7/2008	5,000,000
4,900,000		Highland County, OH, Joint Hospital District, (Series 2007), Weekly VRDNs (Key Bank, N.A. LOC), 2.230%, 2/7/2008	4,900,000
8,298,230		Huber Heights, OH, 4.00% BANs, 3/12/2008	8,301,113
6,390,000		Knox County, OH, (Series 2004), Weekly VRDNs (Knox Community Hospital)/(National City Bank LOC), 2.260%, 2/7/2008	6,390,000
9,260,000		Lima, OH, 4.06% BANs, 5/1/2008	9,267,238
6,310,000		Lorain County, OH, EDA, Weekly VRDNs (Lake Ridge Academy)/(National City Bank LOC), 2.420%, 2/7/2008	6,310,000
4,230,000		Louisville, OH, (Series 1999A), Weekly VRDNs (St. Joseph Care Center)/(FirstMerit Bank, N.A. LOC), 2.400%, 2/7/2008	4,230,000
4,610,000		Louisville, OH, (Series 1999B), Weekly VRDNs (St. Joseph Care Center)/(FirstMerit Bank, N.A. LOC), 2.400%, 2/7/2008	4,610,000
7,400,000		Lucas County, OH, IDA, Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A. LOC), 2.300%, 2/7/2008	7,400,000
10,535,000		Lucas County, OH, Weekly VRDNs (Lutheran Homes Society)/(Fifth Third Bank, Cincinnati LOC), 2.160%, 2/7/2008	10,535,000
3,500,000		Lucas County, OH, (Series 1), 4.00% BANs, 9/18/2008	3,507,409
5,615,000		Madison County, OH, (Series 2005), Weekly VRDNs (Madison County Hospital, Inc.)/(Key Bank, N.A. LOC), 2.190%, 2/7/2008	5,615,000
1,090,000		Marion County, OH, Health Care Facilities, Weekly VRDNs (Marion Area Counseling Center, Inc.)/(Huntington National Bank, Columbus, OH LOC), 2.450%, 2/7/2008	1,090,000
7,608,200		Maumee, OH, 4.00% BANs, 2/1/2008	7,608,200
2,250,000		Middletown, OH, Weekly VRDNs (Bishop Fenwick High School)/(JPMorgan Chase Bank, N.A. LOC), 2.240%, 2/6/2008	2,250,000
25,495,000	[3,4]	Middletown, OH, (MT-239), Weekly VRDNs (Middletown Regional Hospital)/(Lloyds TSB Bank PLC, London LIQ)/(Lloyds TSB Bank PLC, London LOC), 3.600%, 2/7/2008	25,495,000
9,800,000		New Albany, OH, Community Authority, (Series C), Weekly VRDNs (Key Bank, N.A. LOC), 2.160%, 2/7/2008	9,800,000
46,000,000		Ohio State Air Quality Development Authority, (Series 2006-A), Weekly VRDNs (FirstEnergy Generation Corp.)/(Key Bank, N.A. LOC), 2.200%, 2/6/2008	46,000,000
10,700,000		Ohio State Higher Educational Facilities Commission, (Series A), Weekly VRDNs (John Carroll University, OH)/(JPMorgan Chase Bank, N.A. LOC), 2.210%, 2/7/2008	10,700,000
1,180,000		Ohio State Higher Educational Facilities Commission, Pooled Financing (Series 2003A), Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 2.230%, 2/7/2008	1,180,000
5,695,000	[3,4]	Ohio State Turnpike Commission, Floater Certificates 1998-71, Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ), 2.420%, 2/7/2008	5,695,000
6,650,000		Ohio State Water Development Authority Pollution Control Facilities, (Series 2005B), Weekly VRDNs (FirstEnergy Nuclear Generation Corp.)/ (Barclays Bank PLC LOC), 2.170%, 2/6/2008	6,650,000
1,080,000	[3,4]	Ohio State, P-Floats (Series EC-1074) VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.260%, 2/7/2008	1,080,000
2,569,000		Pepper Pike, OH, (Series 2), 4.15% BANs, 9/18/2008	2,575,217
6,300,000		Pike County, OH, Health Care Facilities, (Series 2005), Weekly VRDNs (Bristol Village Homes)/(Key Bank, N.A. LOC), 2.220%, 2/7/2008	6,300,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Ohio--continued
$11,400,000		Port of Greater Cincinnati, OH, Development Authority, (Series 2003A), Weekly VRDNs (National Underground Railroad Freedom Center, Inc.)/ (Fifth Third Bank, Cincinnati, JPMorgan Chase Bank, N.A. and U.S. Bank, N.A. LOCs), 2.200%, 2/6/2008	$11,400,000
4,000,000		Richland County, OH, (Series C), 4.50% BANs, 7/30/2008	4,013,670
4,490,000		Ross County, OH, Weekly VRDNs (Adena Health System)/(Huntington National Bank, Columbus, OH LOC), 2.340%, 2/7/2008	4,490,000
2,860,000		Sandusky, OH, 4.25% BANs, 10/22/2008	2,874,936
5,230,000		Seneca County, OH Health Care Facilities, Revenue Refunding and Improvement Bonds (Series 2003), Weekly VRDNs (Good Shepherd Home)/ (Fifth Third Bank, Cincinnati LOC), 2.260%, 2/7/2008	5,230,000
1,825,000		Summit County, OH, (Series 1996), Weekly VRDNs (United Disability Services, Inc.)/(FirstMerit Bank, N.A. LOC), 2.420%, 2/7/2008	1,825,000
5,130,000		Summit County, OH, (Series 2002), Weekly VRDNs (The Western Reserve Academy)/(Key Bank, N.A. LOC), 2.190%, 2/7/2008	5,130,000
4,900,000		Trumbull County, OH, Sewer District, 4.00% BANs, 3/27/2008	4,902,628
3,415,000		Village of Holland, OH, (Series 2001), Weekly VRDNs (Anne Grady Corp.)/(Fifth Third Bank, Cincinnati LOC), 2.240%, 2/7/2008	3,415,000
720,000		Wayne County, OH, Health Care Facility Revenue Bonds (Series 1995), Weekly VRDNs (D & M Realty)/(JPMorgan Chase Bank, N.A. LOC), 2.170%, 2/7/2008	720,000
6,555,000		Wooster, OH, Health Care Facilities Revenue Bonds (Series 2003), Weekly VRDNs (West View Manor)/(Fifth Third Bank, Cincinnati LOC), 2.280%, 2/7/2008	6,555,000
		TOTAL	596,774,046
		Oklahoma--0.2%
1,900,000		Oklahoma Development Finance Authority, (Series 2001), Weekly VRDNs (Oklahoma Centennial Fund, Inc.)/(Bank of America N.A. LOC), 2.300%, 2/7/2008	1,900,000
7,075,000		Oklahoma Industries Authority, (Series 2005) Weekly VRDNs (Oklahoma Christian University)/(LaSalle Bank, N.A. LOC), 2.810%, 2/7/2008	7,075,000
6,800,000		Oklahoma State Industries Authority, (Series 2002), Weekly VRDNs (American Cancer Society, Inc.)/(Bank of America N.A. LOC), 2.200%, 2/7/2008	6,800,000
3,000,000	[3,4]	Tulsa, OK, Airport Improvement Trust, Variable Rate Certificates (Series 1997B-2: Tulsa International Airport), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.100%, 2/7/2008	3,000,000
		TOTAL	18,775,000
		Oregon--1.3%
115,000,000		Oregon State, (2007 Series A), 4.50% TANs, 6/30/2008	115,397,453
36,100,000		Oregon State, Veteran's Welfare Bonds (Series 73G), Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 2.100%, 2/6/2008	36,100,000
6,500,000		Portland, OR Economic Development Revenue Board, (Series 2003-A), Weekly VRDNs (Broadway Housing LLC)/(AMBAC INS)/(Key Bank, N.A. LIQ), 5.000%, 2/7/2008	6,500,000
3,555,000	[3,4]	Portland, OR Sewer System, PUTTERs (Series 1343), Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.500%, 2/7/2008	3,555,000
		TOTAL	161,552,453
		Pennsylvania--4.1%
6,000,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Pennsylvania Non-AMT), (Series 2003-24), Weekly VRDNs (Philadelphia, PA School District)/(FSA INS)/(Bank of America N.A. LIQ), 2.260%, 2/7/2008	6,000,000
20,705,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Pennsylvania Non-AMT), (Series 2007-47), Weekly VRDNs (Lancaster, PA)/(AMBAC INS)/(Bank of America N.A. LIQ), 3.100%, 2/7/2008	20,705,000
8,000,000		Adams County, PA, IDA, (Series 2007), Weekly VRDNs (Cross Keys Village - Brethren Home Community)/(PNC Bank, N.A. LOC), 2.280%, 2/7/2008	8,000,000
13,600,000		Allegheny County, PA, HDA, (Series 1990 C), Weekly VRDNs (Presbyterian University Hospital)/(MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.400%, 2/7/2008	13,600,000
4,710,000		Allegheny County, PA, HDA, (Series 1990 D), Weekly VRDNs (Presbyterian University Hospital)/(MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.400%, 2/7/2008	4,710,000
2,600,000		Allegheny County, PA, HDA, (Series 2005A), Weekly VRDNs (Children's Institute of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 2.200%, 2/7/2008	2,600,000
2,495,000		Allegheny County, PA, HDA, (Series A of 2004), 3.70% TOBs (Jefferson Regional Medical Center, PA)/(PNC Bank, N.A. LOC), Mandatory Tender 5/1/2008	2,495,000
10,000,000	[3,4]	Allegheny County, PA, HDA, PUTTERs (Series 2327), Weekly VRDNs (UPMC Health System)/(JPMorgan Chase & Co. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 2.250%, 2/7/2008	10,000,000
1,295,000		Allegheny County, PA, IDA, (Series 1992), Weekly VRDNs (Eleven Parkway Center Associates)/(National City Bank LOC), 2.220%, 2/7/2008	1,295,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Pennsylvania--continued
$2,550,000		Allegheny County, PA, IDA, (Series 2002), Weekly VRDNs (Our Lady of the Sacred Heart High School)/(PNC Bank, N.A. LOC), 2.220%, 2/7/2008	$2,550,000
4,090,000		Allegheny County, PA, IDA, (Series 2005), Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 2.190%, 2/7/2008	4,090,000
5,500,000		Allegheny County, PA, IDA, (Series B), Weekly VRDNs (Zoological Society of Pittsburgh)/(PNC Bank, N.A. LOC), 2.170%, 2/7/2008	5,500,000
4,800,000		Allegheny County, PA, IDA, (Series of 2002), Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 2.190%, 2/7/2008	4,800,000
7,000,000		Beaver County, PA, IDA, (Series 2006-B), Weekly VRDNs (FirstEnergy Generation Corp.)/(Royal Bank of Scotland PLC, Edinburgh LOC), 2.170%, 2/6/2008	7,000,000
3,800,000		Bermudian Springs, PA School District, (Series 2005), Weekly VRDNs (FSA INS)/(Royal Bank of Canada, Montreal LIQ), 2.230%, 2/7/2008	3,800,000
2,800,000		Bucks County, PA, IDA, (Series 2007A), Weekly VRDNs (Pennswood Village)/(Bank of America N.A. LOC), 2.160%, 2/7/2008	2,800,000
2,955,000		Bucks County, PA, IDA, (Series 2007B), Weekly VRDNs (Pennswood Village)/(Bank of America N.A. LOC), 2.160%, 2/7/2008	2,955,000
210,000		Central Bucks, PA School District, (Series 2000A), Weekly VRDNs (FGIC INS)/(Dexia Credit Local LIQ), 5.000%, 2/7/2008	210,000
4,000,000		Chester County, PA IDA, (Series of 2003), Weekly VRDNs (West Chester University)/(Citizens Bank of Pennsylvania LOC), 2.170%, 2/6/2008	4,000,000
7,600,000		Clearfield County, PA, IDA, (Series 2002), Weekly VRDNs (Dubois Area Catholic School)/(PNC Bank, N.A. LOC), 2.170%, 2/7/2008	7,600,000
5,000,000	[3,4]	Commonwealth of Pennsylvania, (Series 2001-JPMC5), Weekly VRDNs (JPMorgan Chase & Co. LIQ), 2.350%, 2/6/2008	5,000,000
4,496,000	[3,4]	Commonwealth of Pennsylvania, Floater Certificates (Series 2001-696), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 2.270%, 2/7/2008	4,496,000
6,000,000		Cumberland County, PA, Municipal Authority, (Series 1993), Weekly VRDNs (Presbyterian Homes, Inc.)/(KBC Bank N.V. LOC), 2.170%, 2/7/2008	6,000,000
265,000		Dallastown Area School District, PA, (Series 1998), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ), 5.000%, 2/7/2008	265,000
7,500,000		Dallastown Area School District, PA, (Series 2006), Weekly VRDNs (FSA INS)/(BNP Paribas SA LIQ), 2.220%, 2/7/2008	7,500,000
11,235,000		Dauphin County, PA, General Authority, (Education and Health Loan Program, Series 1997), Weekly VRDNs (AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 5.000%, 2/7/2008	11,235,000
13,320,000	[3,4]	Delaware Valley, PA, Regional Finance Authority, BB&T Floater Certificates (Series 2028), Weekly VRDNs (AMBAC INS)/(Branch Banking & Trust Co. LIQ), 2.950%, 2/7/2008	13,320,000
4,555,000	[3,4]	Delaware Valley, PA, Regional Finance Authority, Variable Rate Certificates (Series 2002E), Weekly VRDNs (AMBAC INS)/(Bank of America N.A. LIQ), 2.260%, 2/7/2008	4,555,000
15,900,000		Erie County, PA, Hospital Authority, Weekly VRDNs (St. Vincent Health System)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.270%, 2/7/2008	15,900,000
2,400,000		Lancaster, PA, Municipal Authority, (Series C of 2006), Weekly VRDNs (Garden Spot Village)/(Fulton Bank LOC), 2.400%, 2/6/2008	2,400,000
2,844,000		Lawrence County, PA, IDA, (Series 2003), Weekly VRDNs (Villa Maria Retirement Center)/(Allied Irish Banks PLC LOC), 2.200%, 2/7/2008	2,844,000
5,295,000		Lebanon County, PA, Health Facilities Authority, (Series 1999), Weekly VRDNs (United Church of Christ Homes, Inc.)/(Wachovia Bank N.A. LOC), 2.160%, 2/7/2008	5,295,000
8,680,000	[3,4]	Lehigh County, PA, General Purpose Authority, ROC (Series 862CE), Weekly VRDNs (St. Lukes Hospital of Bethlehem)/(Citibank NA, New York LIQ)/(Citibank NA, New York LOC), 2.280%, 2/7/2008	8,680,000
6,380,000		Lehigh County, PA, General Purpose Authority, (Series 2000), Weekly VRDNs (The Good Shepherd Group)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 4.000%, 2/7/2008	6,380,000
5,000,000		Nazareth Area School District, PA, Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.230%, 2/7/2008	5,000,000
500,000		Pennsylvania EDFA, (Series 1996 E), Weekly VRDNs (Adelphoi, Inc.)/(PNC Bank, N.A. LOC), 2.170%, 2/7/2008	500,000
3,700,000		Pennsylvania State Higher Education Facilities Authority, (Series 2001 H5), Weekly VRDNs (Keystone College)/(PNC Bank, N.A. LOC), 2.170%, 2/7/2008	3,700,000
3,000,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002B), Weekly VRDNs (Drexel University)/(GTD by Landesbank Hessen-Thueringen LOC), 2.140%, 2/7/2008	3,000,000
4,500,000		Pennsylvania State Higher Education Facilities Authority, (Series 2004), Weekly VRDNs (Holy Family University)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 2.230%, 2/7/2008	4,500,000
6,800,000		Pennsylvania State Higher Education Facilities Authority, (Series H1), Weekly VRDNs (Beaver College, PA)/(Allied Irish Banks PLC LOC), 2.170%, 2/7/2008	6,800,000
3,000,000		Pennsylvania State Higher Education Facilities Authority, (Series I-6), Weekly VRDNs (York College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.260%, 2/7/2008	3,000,000
6,000,000		Pennsylvania State Higher Education Facilities Authority, (Series J1), Weekly VRDNs (Juniata College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.170%, 2/7/2008	6,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Pennsylvania--continued
$9,000,000		Pennsylvania State Higher Education Facilities Authority, (Series M-3), 3.48% TOBs (York College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), Mandatory Tender 11/1/2008	$9,000,000
6,935,000	[3,4]	Pennsylvania State Higher Education Facilities Authority, ROCs (Series 1018), Weekly VRDNs (AMBAC INS)/(Citigroup, Inc. LIQ), 2.530%, 2/7/2008	6,935,000
5,850,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series E4), Weekly VRDNs (Washington & Jefferson College)/(National City Bank LOC), 2.260%, 2/7/2008	5,850,000
8,350,000		Pennsylvania State Turnpike Commission, (Series B), Weekly VRDNs (AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.140%, 2/7/2008	8,350,000
1,000,000		Pennsylvania State University, (Series 2002), Weekly VRDNs (Toronto Dominion Bank LIQ), 2.140%, 2/7/2008	1,000,000
2,300,000		Philadelphia, PA, Authority for Industrial Development, Daily VRDNs (Newcourtland Elder Services)/(PNC Bank, N.A. LOC), 2.050%, 2/1/2008	2,300,000
3,100,000		Philadelphia, PA, Authority for Industrial Development, (Series 1998), Weekly VRDNs (Philadelphia Academy of Music)/(Wachovia Bank N.A. LOC), 2.170%, 2/7/2008	3,100,000
2,430,000		Philadelphia, PA, Hospitals & Higher Education Facilities Authority, (Series 2003), Daily VRDNs (Thomas Jefferson University Hospital)/ (Commerce Bank N.A., Cherry Hill, NJ LOC), 2.230%, 2/7/2008	2,430,000
2,980,000		Philadelphia, PA, Hospitals & Higher Education Facilities Authority, (Series 2004), Weekly VRDNs (Philadelphia Protestant Home)/(Bank of America N.A. LOC), 2.150%, 2/7/2008	2,980,000
28,810,000	[3,4]	Philadelphia, PA, Hospitals & Higher Education Facilities Authority, (Series 2007 FR/RI F2W), Weekly VRDNs (Temple University Hospital)/ (Lehman Brothers, Inc. SWP), 2.200%, 2/7/2008	28,810,000
22,415,000	[3,4]	Philadelphia, PA, Water & Wastewater System, MuniTOPS (Series 2007-44), Weekly VRDNs (AMBAC INS)/(Bank of America N.A. LIQ), 3.100%, 2/7/2008	22,415,000
15,075,000	[3,4]	Philadelphia, PA Water & Wastewater System, MuniTOPS (Series 2007-49), Weekly VRDNs (AMBAC INS)/(Bank of America N.A. LIQ), 3.100%, 2/7/2008	15,075,000
33,000,000		Philadelphia, PA, (Series A), 4.50% TRANs, 6/30/2008	33,108,870
44,100,000		Pittsburgh & Allegheny County, PA, Sports & Exhibition Authority, (Series A of 2007), Weekly VRDNs (FSA INS)/(PNC Bank, N.A. LIQ), 2.180%, 2/7/2008	44,100,000
3,800,000	[3,4]	Scranton-Lackawanna, PA, Health & Welfare Authority, MERLOTS (Series 2002-A18), Weekly VRDNs (University of Scranton)/(AMBAC INS)/ (Wachovia Bank N.A. LIQ), 3.660%, 2/6/2008	3,800,000
7,400,000		Southcentral PA, General Authority, (Series 2003), Weekly VRDNs (AMBAC INS)/(RBC Centura Bank LIQ), 5.000%, 2/7/2008	7,400,000
5,900,000		Southcentral PA, General Authority, (Series 2005), Weekly VRDNs (Hanover Lutheran Retirement Village, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.830%, 2/1/2008	5,900,000
33,085,000		Southcentral PA, General Authority, (Series 2005B), Weekly VRDNs (Wellspan Health Obligated Group)/(AMBAC INS)/(Citibank NA, New York LIQ), 2.850%, 2/6/2008	33,085,000
12,105,000	[3,4]	St. Mary Hospital Authority, PA, (PA-1480), Weekly VRDNs (Catholic Health East)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.100%, 2/7/2008	12,105,000
4,000,000		Westmoreland County, PA, IDA, (Series 2005C), Weekly VRDNs (Excela Health)/(Wachovia Bank N.A. LOC), 2.140%, 2/7/2008	4,000,000
		TOTAL	492,823,870
		Rhode Island--0.2%
15,000,000		Cumberland, RI, 4.00% BANs, 5/15/2008	15,014,365
11,000,000		Tiverton, RI, 4.25% BANs, 7/14/2008	11,023,753
		TOTAL	26,038,118
		South Carolina--0.7%
5,882,500	[3,4]	Berkeley County, SC, School District, Floater Certificates (Series 2001-656), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 2.270%, 2/7/2008	5,882,500
64,595,000	[3,4]	Medical University of South Carolina Hospital Authority, AUSTIN (Series 2005A), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 2.550%, 2/7/2008	64,595,000
4,800,000		South Carolina Jobs-EDA, (Series 2002), Weekly VRDNs (Carolina Piedmont Foundation, Inc.)/(Bank of America N.A. LOC), 2.200%, 2/7/2008	4,800,000
4,000,000		South Carolina Jobs-EDA, (Series 2006), Weekly VRDNs (Carolina Community Care, Inc.)/(National Bank of South Carolina LOC), 2.250%, 2/7/2008	4,000,000
9,110,000		South Carolina Jobs-EDA, (Series 2006B), Weekly VRDNs (Oconee Memorial Hospital, Inc.)/(Wachovia Bank N.A. LOC), 2.230%, 2/7/2008	9,110,000
		TOTAL	88,387,500
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		South Dakota--0.0%
$3,675,000		Rapid City, SD, Area School District No. 51-4, (Series 2007A), 4.125% TANs, 5/20/2008	$3,679,609
		Tennessee--3.3%
33,050,000		Blount County, TN, Public Building Authority, (Series 2006D-8-A), Daily VRDNs (Blount County, TN)/(XL Capital Assurance Inc. INS)/(DePfa Bank PLC LIQ), 6.000%, 11/8/2009	33,050,000
8,000,000		Blount County, TN, Public Building Authority, (Series 2006D-8-C), Daily VRDNs (Campbell County, TN)/(XL Capital Assurance Inc. INS)/(DePfa Bank PLC LIQ), 6.000%, 2/1/2008	8,000,000
3,500,000		Blount County, TN, Public Building Authority, (Series D-11-C), Daily VRDNs (Cocke County, TN)/(AMBAC INS)/(DePfa Bank PLC LIQ), 6.000%, 2/1/2008	3,500,000
36,525,000		Blount County, TN, Public Building Authority, Local Government Public Improvement Bonds (Series D-6-A), Daily VRDNs (Johnson City, TN)/ (XL Capital Assurance Inc. INS)/(DePfa Bank PLC LIQ), 6.000%, 2/1/2008	36,525,000
7,500,000		Blount County, TN, Public Building Authority, Local Government Public Improvement Bonds (Series D10-A), Daily VRDNs (Blount County, TN)/ (XL Capital Assurance Inc. INS)/(DePfa Bank PLC LIQ), 6.000%, 2/1/2008	7,500,000
4,375,000		Blount County, TN, Public Building Authority, Local Government Public Improvement Bonds (Series D10-B), Daily VRDNs (Roane, TN)/(XL Capital Assurance Inc. INS)/(DePfa Bank PLC LIQ), 6.000%, 2/1/2008	4,375,000
6,500,000		Blount County, TN, Public Building Authority, Local Government Public Improvement Bonds (Series D10-C), Daily VRDNs (Morristown, TN)/(XL Capital Assurance Inc. INS)/(DePfa Bank PLC LIQ), 6.000%, 2/1/2008	6,500,000
3,255,000		Blount County, TN, Public Building Authority, Local Government Public Improvement Bonds (Series D7-B), Daily VRDNs (Hawkins County, TN)/(XL Capital Assurance Inc. INS)/(DePfa Bank PLC LIQ), 6.000%, 2/1/2008	3,255,000
6,400,000		Chattanooga, TN, HEFA, Weekly VRDNs (Sisken Hospital)/(Bank of America N.A. LOC), 2.980%, 2/7/2008	6,400,000
15,045,000		Chattanooga, TN Health & Housing Facility Board, (Series 2004-A), Weekly VRDNs (Cumberland Medical Center, Inc.)/(Regions Bank, Alabama LOC), 2.240%, 2/7/2008	15,045,000
4,100,000		Chattanooga, TN, IDB, (Series 1997) Weekly VRDNs (YMCA)/(SunTrust Bank LOC), 2.120%, 2/6/2008	4,100,000
11,350,000	[3,4]	Chattanooga, TN, IDB, PUTTERs (Series 2055), Weekly VRDNs (Southside Redevelopment Corp.)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.250%, 2/7/2008	11,350,000
17,220,000	[3,4]	Elizabethton, TN, Health & Educational Facilities Board, (MERLOTS 2000 GG), 3.35% TOBs (Mountain States Health Alliance)/(MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 2/20/2008	17,220,000
6,150,000		Hendersonville, TN, IDB, (Series 2000), Weekly VRDNs (Pope John Paul II High School, Inc.)/(SunTrust Bank LOC), 2.120%, 2/6/2008	6,150,000
8,860,000		Knox County, TN, Health Education & Housing Facilities Board, (Series 2000), Weekly VRDNs (Johnson Bible College)/(Regions Bank, Alabama LOC), 2.230%, 2/7/2008	8,860,000
8,450,000		Memphis, TN, Center City Revenue Finance Corp., (Series 1996A), Weekly VRDNs (South Bluffs)/(SunTrust Bank LOC), 2.250%, 2/7/2008	8,450,000
400,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Series 1996), Weekly VRDNs (Dede Wallace Center)/(SunTrust Bank LOC), 2.120%, 2/6/2008	400,000
4,200,000		Sevier County, TN Public Building Authority, (Series II-B-2), Weekly VRDNs (Citizens Gas Utility District of Scott & Morgan Counties)/(AMBAC INS)/(KBC Bank N.V. LIQ), 5.250%, 2/7/2008	4,200,000
2,345,000		Sevier County, TN, Public Building Authority, (Series II-G-3), Weekly VRDNs (Maryville, TN)/(AMBAC INS)/(KBC Bank N.V. LIQ), 5.250%, 2/7/2008	2,345,000
5,400,000		Sevier County, TN, Public Building Authority, (Series IV-E-1), Daily VRDNs (Pigeon Forge, TN)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 6.000%, 2/1/2008	5,400,000
5,130,000		Sevier County, TN, Public Building Authority, (Series IV-E-2), Daily VRDNs (Cocke County, TN)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 6.000%, 2/1/2008	5,130,000
3,105,000		Sevier County, TN, Public Building Authority, (Series IV-E-4), Daily VRDNs (Sevier County, TN)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LOC), 6.000%, 2/1/2008	3,105,000
5,000,000		Sevier County, TN, Public Building Authority, (Series IV-F-2), Daily VRDNs (Cumberland County, TN)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 6.000%, 2/1/2008	5,000,000
3,725,000		Sevier County, TN, Public Building Authority, (Series IV-G-2), Daily VRDNs (Johnson City, TN)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 6.000%, 2/1/2008	3,725,000
5,050,000		Sevier County, TN, Public Building Authority, (Series IV-H-2), Daily VRDNs (Cumberland County, TN)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 6.000%, 2/1/2008	5,050,000
3,700,000		Sevier County, TN, Public Building Authority, (Series IV-J-2), Daily VRDNs (Mt. Juliet, TN)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 6.000%, 2/1/2008	3,700,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Tennessee--continued
$5,150,000		Sevier County, TN, Public Building Authority, (Series VI-F-2), Daily VRDNs (Warren County, TN)/(XL Capital Assurance Inc. INS)/(DePfa Bank PLC LIQ), 6.000%, 2/1/2008	$5,150,000
15,000,000		Sevier County, TN, Public Building Authority, (Series VI-I-1), Daily VRDNs (Sevier County, TN)/(AMBAC INS)/(DePfa Bank PLC LIQ), 6.000%, 2/1/2008	15,000,000
66,000,000		Sevierville, TN, Public Building Authority, Local Government Public Improvement Bonds (Series 2006), Daily VRDNs (Sevierville, TN)/(XL Capital Assurance Inc. INS)/(DePfa Bank PLC LIQ), 6.000%, 2/1/2008	66,000,000
10,000,000		Shelby County, TN, Health Education & Housing Facilities Board, (Series 2007), Weekly VRDNs (St. Agnes Academy-St. Dominic School, Inc.)/ (SunTrust Bank LOC), 2.120%, 2/6/2008	10,000,000
7,225,000		Shelby County, TN, Health Education & Housing Facilities Board, (Series 2007A), Weekly VRDNs (Trezevant Manor)/(LaSalle Bank, N.A. LOC), 2.240%, 2/7/2008	7,225,000
34,995,000	[3,4]	Tennessee Energy Acquisition Corp., (PT-3907), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.850%, 2/7/2008	34,995,000
15,335,000	[3,4]	Tennessee Energy Acquisition Corp., (PT-4386), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.850%, 2/7/2008	15,335,000
2,255,000	[3,4]	Tennessee Energy Acquisition Corp., P-Floats (Series EC-1147), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 4.200%, 2/7/2008	2,255,000
22,900,000		Wilson County, TN, Sports Authority, (Series 1999), Weekly VRDNs (PNC Bank, N.A. LOC), 2.200%, 2/7/2008	22,900,000
		TOTAL	397,195,000
		Texas--14.5%
5,500,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 2002-16), Weekly VRDNs (Leander, TX ISD)/(GTD by Texas PSFG Program)/(Bank of America N.A. LIQ), 2.270%, 2/7/2008	5,500,000
16,745,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 2004-5), Weekly VRDNs (Lake Travis, TX ISD)/(GTD by Texas PSFG Program)/(Bank of America N.A. LIQ), 2.270%, 2/7/2008	16,745,000
24,470,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Texas Non-AMT), (Series 2005-8), Weekly VRDNs (North Texas Tollway Authority)/(FSA INS)/(Bank of America N.A. LIQ), 2.270%, 2/7/2008	24,470,000
41,695,000	[3,4]	Alamo, TX, Community College District, AUSTIN (Series B of A 127), Weekly VRDNs (FGIC INS)/(Bank of America N.A. LIQ), 2.650%, 2/7/2008	41,695,000
12,430,000	[3,4]	Alamo, TX, Community College District, MuniTOPS (Series 2007-40), Weekly VRDNs (FGIC INS)/(Bank of America N.A. LIQ), 2.650%, 2/7/2008	12,430,000
120,265,000		Arlington, TX, Dallas Cowboys Complex (Series 2005B), Weekly VRDNs (MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 2.900%, 2/7/2008	120,265,000
6,090,000	[3,4]	Austin, TX, Electric Utility System, ROCs (Series 6080), Weekly VRDNs (FSA INS)/(Citigroup, Inc. LIQ), 2.280%, 2/7/2008	6,090,000
13,550,000	[3,4]	Austin, TX, Electric Utility System, (Series 2002-744D), Weekly VRDNs (AMBAC INS)/(Morgan Stanley LIQ), 3.920%, 2/7/2008	13,550,000
6,415,000	[3,4]	Austin, TX, Water and Wastewater System, MERLOTS (Series 2001 A-63), Weekly VRDNs (FSA INS)/(Bank of New York LIQ), 2.220%, 2/7/2008	6,415,000
10,000,000	[3,4]	Austin, TX, MERLOTS (Series 2000-A26), 3.70% TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 2/20/2008	10,000,000
3,500,000		Bexar County, TX, Housing Finance Corp., (Series 2005A), Weekly VRDNs (Summit Hills Apartments)/(FHLMC LOC), 2.250%, 2/7/2008	3,500,000
11,445,000	[3,4]	Brownsville, TX, ISD, MERLOTS (Series 2007-D79), Weekly VRDNs (GTD by Texas PSFG Program)/(Wachovia Bank N.A. LIQ), 2.220%, 2/6/2008	11,445,000
24,150,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Texas Non-AMT), (Series 2007-36), Weekly VRDNs (GTD by Texas PSFG Program)/(State Street Bank and Trust Co. LIQ), 2.280%, 2/7/2008	24,150,000
8,650,000		Crawford, TX, Education Facilities Corp., (Series 2004A), Weekly VRDNs (Central Houston Parking LLC)/(BNP Paribas SA LOC), 2.290%, 2/7/2008	8,650,000
11,800,000	[3,4]	Cypress-Fairbanks, TX, ISD, (PT-2858), Weekly VRDNs (GTD by Texas PSFG Program)/(KBC Bank N.V. LIQ), 2.250%, 2/7/2008	11,800,000
6,155,000	[3,4]	Dallas, TX, Area Rapid Transit, PUTTERs (Series 1719), Weekly VRDNs (AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.600%, 2/7/2008	6,155,000
6,075,000	[3,4]	Dallas, TX, Area Rapid Transit, PUTTERs (Series 1732), Weekly VRDNs (AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.600%, 2/7/2008	6,075,000
17,785,000	[3,4]	Dallas, TX, (PT-369), Weekly VRDNs (DePfa Bank PLC LIQ), 2.240%, 2/7/2008	17,785,000
11,500,000		El Paso, TX, HFDC, (Series 2007), Weekly VRDNs (Bienvivir Senior Health Services)/(JPMorgan Chase Bank, N.A. LOC), 2.250%, 2/7/2008	11,500,000
4,240,000	[3,4]	Frisco, TX, (PT-2737), Weekly VRDNs (MBIA Insurance Corp. INS)/(KBC Bank N.V. LIQ), 2.420%, 2/7/2008	4,240,000
8,490,000	[3,4]	Frisco, TX, (PT-2789), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 2.750%, 2/7/2008	8,490,000
400,000		Grapevine, TX, IDC, (Series 1993), Weekly VRDNs (Southern Air Transport, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 2.400%, 2/7/2008	400,000
9,945,000	[3,4]	Grapevine-Colleyville, TX ISD, (PT-2766), Weekly VRDNs (GTD by Texas PSFG Program)/(KBC Bank N.V. LIQ), 2.250%, 2/7/2008	9,945,000
9,280,000		Harris County, TX, HFDC, (Series 2000), Weekly VRDNs (Brazos Presbyterian Homes, Inc.)/(Allied Irish Banks PLC LOC), 2.250%, 2/7/2008	9,280,000
7,000,000		Harris County, TX, HFDC, (Series 2000), Weekly VRDNs (St. Dominic Village)/(JPMorgan Chase Bank, N.A. LOC), 2.230%, 2/7/2008	7,000,000
13,000,000		Harris County, TX, HFDC, (Series 2002), Daily VRDNs (Young Men's Christian Association of the Greater Houston Area)/(JPMorgan Chase Bank, N.A. LOC), 1.900%, 2/1/2008	13,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--continued
$12,100,000		Harris County, TX, HFDC, (Series 2006), Daily VRDNs (Texas Medical Center)/(MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.650%, 2/1/2008	$12,100,000
169,300,000		Harris County, TX, HFDC, (Series 2006A), Weekly VRDNs (Methodist Hospital, Harris County, TX), 2.150%, 2/7/2008	169,300,000
24,500,000		Harris County, TX, HFDC, (Series 2007B), Weekly VRDNs (Baylor College of Medicine)/(JPMorgan Chase Bank, N.A. LOC), 2.120%, 2/6/2008	24,500,000
180,890,000		Harris County, TX, HFDC, (Series B), Daily VRDNs (St. Luke's Episcopal Hospital)/(Bank of America N.A., Bayerische Landesbank, JPMorgan Chase & Co., Northern Trust Co., Chicago, IL and St. Luke's Episcopal Hospital LIQs), 1.900%, 2/1/2008	180,890,000
12,315,000	[3,4]	Harris County, TX, HFDC, MERLOTS (Series 2007 C-79), Weekly VRDNs (SCH Healthcare System)/(United States Treasury COL)/(Bank of New York LIQ), 2.220%, 2/6/2008	12,315,000
31,330,000	[3,4]	Harris County, TX, ROCs (Series 4056), Weekly VRDNs (Citigroup, Inc. LIQ), 2.280%, 2/7/2008	31,330,000
6,990,000	[3,4]	Harris County, TX, P-Floats (Series EC-1105), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 4.200%, 2/7/2008	6,990,000
26,315,000	[3,4]	Harris County, TX, (PT-4292), Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 2.270%, 2/7/2008	26,315,000
12,000,000	[3,4]	Houston, TX, Airport System, MERLOTS (Series 2000-A25), Weekly VRDNs (FSA INS)/(Bank of New York LIQ), 2.360%, 2/6/2008	12,000,000
10,440,000	[3,4]	Houston, TX, Combined Utility System, (PT-2670), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.500%, 2/7/2008	10,440,000
5,932,000	[3,4]	Houston, TX, Combined Utility System, Austin (Series BOA 169), Weekly VRDNs (FGIC INS)/(Bank of America N.A. LIQ), 3.200%, 2/7/2008	5,932,000
10,015,000		Houston, TX, Higher Education Finance Corp., (Series 2000A), Weekly VRDNs (Houston Student Housing LLC)/(Wachovia Bank N.A. LOC), 2.310%, 2/7/2008	10,015,000
4,860,000		Houston, TX, Higher Education Finance Corp., (Series 2003A) Tierwester Oaks and Richfield Manor, Weekly VRDNs (Houston Student Housing LLC)/(Bank of New York LOC), 3.320%, 2/1/2008	4,860,000
15,995,000	[3,4]	Houston, TX, ISD, (Series 1733), Weekly VRDNs (GTD by Texas PSFG Program)/(JPMorgan Chase Bank, N.A. LIQ), 2.250%, 2/7/2008	15,995,000
19,435,000	[3,4]	Houston, TX, ISD, Floater Certificates (Series 1998-133), Weekly VRDNs (GTD by Texas PSFG Program)/(Morgan Stanley LIQ), 2.270%, 2/7/2008	19,435,000
10,995,000	[3,4]	Houston, TX, ISD, (PT-3968), Weekly VRDNs (GTD by Texas PSFG Program)/(Merrill Lynch & Co., Inc. LIQ), 2.270%, 2/7/2008	10,995,000
5,950,000	[3,4]	Houston, TX, Water & Sewer System, (PT-4210), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.250%, 2/7/2008	5,950,000
7,910,000	[3,4]	Houston, TX, Water & Sewer System, MERLOTS (Series 2002-A-16), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 2.360%, 2/6/2008	7,910,000
8,950,000	[3,4]	Irving, TX, ISD, (PT-3954), Weekly VRDNs (GTD by Texas PSFG Program)/(Wells Fargo & Co. LIQ), 2.240%, 2/7/2008	8,950,000
10,690,000	[3,4]	Irving, TX, ISD, Class A Certificates (Series 2006-273), Weekly VRDNs (GTD by Texas PSFG Program)/(Bear Stearns Cos., Inc. LIQ), 2.300%, 2/7/2008	10,690,000
5,130,000	[3,4]	Lamar, TX, Consolidated ISD, ROCs (Series 10276), Weekly VRDNs (GTD by Texas PSFG Program)/(Citigroup, Inc. LIQ), 2.280%, 2/7/2008	5,130,000
9,055,000	[3,4]	Laredo, TX, ISD, (PT-2673), Weekly VRDNs (GTD by Texas PSFG Program)/(Merrill Lynch & Co., Inc. LIQ), 2.270%, 2/7/2008	9,055,000
11,760,000	[3,4]	McAllen, TX, ISD, (PT-3082), Weekly VRDNs (GTD by Texas PSFG Program)/(Merrill Lynch & Co., Inc. LIQ), 2.270%, 2/7/2008	11,760,000
8,560,000	[3,4]	McKinney, TX, ISD, (PT-1180), Weekly VRDNs (GTD by Texas PSFG Program)/(Merrill Lynch & Co., Inc. LIQ), 2.270%, 2/7/2008	8,560,000
7,140,000		North Central Texas HFDC, (Series 2006C), Weekly VRDNs (Baylor Health Care System)/(FSA INS)/(Bank of New York LIQ), 2.730%, 2/7/2008	7,140,000
12,280,000	[3,4]	North East, TX, ISD, (PT-3958), 3.77% TOBs (GTD by Texas PSFG Program)/(Dexia Credit Local LIQ), Optional Tender 3/6/2008	12,280,000
970,000	[3,4]	North East, TX, ISD, PUTTERs (Series 390), Weekly VRDNs (GTD by Texas PSFG Program)/(JPMorgan Chase Bank, N.A. LIQ), 2.250%, 2/7/2008	970,000
4,910,000	[3,4]	North Texas Municipal Water District, (PT-4440), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 2.750%, 2/7/2008	4,910,000
14,630,000	[3,4]	North Texas Municipal Water District, (ROCs 6074), Weekly VRDNs (MBIA Insurance Corp. INS)/(Citigroup, Inc. LIQ), 2.530%, 2/7/2008	14,630,000
56,455,000		North Texas Tollway Authority, Revenue Bonds (Series 2005C), Weekly VRDNs (FGIC INS)/(DePfa Bank PLC LIQ), 6.500%, 2/6/2008	56,455,000
5,400,000	[3,4]	San Antonio, TX, Electric & Gas System, MERLOTS (Series 2002-A12), Weekly VRDNs (United States Treasury COL)/(Wachovia Bank N.A. LIQ), 2.220%, 2/6/2008	5,400,000
5,850,000	[3,4]	San Antonio, TX, Electric & Gas System, MERLOTS (Series 2001 A10), Weekly VRDNs (Wachovia Bank N.A. LIQ), 2.220%, 2/6/2008	5,850,000
89,975,000	[3,4]	San Antonio, TX, Electric & Gas System, MERLOTS (Series 2002-A53), 3.70% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 2/20/2008	89,975,000
7,935,000	[3,4]	San Antonio, TX, ISD, (PT-1184), Weekly VRDNs (GTD by Texas PSFG Program)/(Merrill Lynch & Co., Inc. LIQ), 2.270%, 2/7/2008	7,935,000
3,650,000	[3,4]	San Antonio, TX, ROCs (Series 6003), Weekly VRDNs (FSA INS)/(Citigroup, Inc. LIQ), 2.280%, 2/7/2008	3,650,000
67,000,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. II, (PT-4246), Weekly VRDNs (KBC Bank N.V. LIQ), 2.850%, 2/7/2008	67,000,000
105,000,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. II, (PT-4282), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.850%, 2/7/2008	105,000,000
63,200,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. II, P-Floats (Series EC-1170), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.850%, 2/7/2008	63,200,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--continued
$17,055,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. II, PUTTERs (Series 2343), Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 2.250%, 2/7/2008	$17,055,000
34,000,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. II, ROCs (Series 10014), Weekly VRDNs (Dexia Credit Local LIQ), 2.350%, 2/7/2008	34,000,000
35,000,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. II, ROCs (Series 10015), Weekly VRDNs (Landesbank Hessen-Thueringen LIQ), 2.350%, 2/7/2008	35,000,000
18,070,000	[3,4]	Texas State Transportation Commission, (PT-3483), Weekly VRDNs (Texas State)/(Merrill Lynch & Co., Inc. LIQ), 2.230%, 2/7/2008	18,070,000
17,620,000	[3,4]	Texas State Transportation Commission, Class A Certificates (Series 2007-302), Weekly VRDNs (Texas State)/(Bear Stearns Cos., Inc. LIQ), 2.250%, 2/7/2008	17,620,000
8,685,000	[3,4]	Texas State Transportation Commission, Eagles (Series 2007-0139), Weekly VRDNs (Texas State)/(Citibank NA, New York LIQ), 2.280%, 2/7/2008	8,685,000
12,690,000	[3,4]	Texas State Transportation Commission, P-Floats (Series EC-1114), Weekly VRDNs (Texas State)/(FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 4.200%, 2/7/2008	12,690,000
4,250,000	[3,4]	Texas State Transportation Commission, PUTTERs (Series 2492), Weekly VRDNs (Texas State)/(JPMorgan Chase Bank, N.A. LIQ), 2.250%, 2/7/2008	4,250,000
6,490,000	[3,4]	Texas State Transportation Commission, ROCs (Series 4083), Weekly VRDNs (Texas State)/(Citigroup, Inc. LIQ), 2.280%, 2/7/2008	6,490,000
24,310,000	[3,4]	Texas State University System, (PT-3473), Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 2.270%, 2/7/2008	24,310,000
71,500,000		Texas State, (Series 2007), 4.50% TRANs, 8/28/2008	71,810,845
33,000,000		Travis County, TX, HFDC, (Series 2008), Weekly VRDNs (Longhorn Village)/(Bank of Scotland, Edinburgh LOC), 2.150%, 2/7/2008	33,000,000
525,000		Waco, TX, Education Finance Corp., (Series 2002A), Weekly VRDNs (Baylor University)/(XL Capital Assurance Inc. INS)/(Dexia Credit Local LIQ), 3.800%, 2/6/2008	525,000
		TOTAL	1,759,892,845
		Utah--1.7%
22,350,000		Emery County, UT, PCRRB (Series 1991), Weekly VRDNs (Pacificorp)/(BNP Paribas SA LOC), 2.200%, 2/6/2008	22,350,000
108,000,000		Emery County, UT, PCRRB (Series 1994), Daily VRDNs (Pacificorp)/(AMBAC INS)/(Bank of Nova Scotia, Toronto LIQ), 2.650%, 2/1/2008	108,000,000
47,500,000	[3,4]	Riverton, UT, Hospital Revenue Authority, PUTTERs (Series 1762), Weekly VRDNs (IHC Health Services, Inc.)/(JPMorgan Chase & Co. LIQ), 2.250%, 2/7/2008	47,500,000
11,975,000	[3,4]	Utah State Board of Regents, (PT-4321), Weekly VRDNs (MBIA Insurance Corp. INS)/(Dexia Credit Local LIQ), 2.750%, 2/7/2008	11,975,000
975,000	[3,4]	Utah State Transit Authority, GS Trust (Series 2007-63Z), Weekly VRDNs (MBIA Insurance Corp. INS)/(Goldman Sachs Group, Inc. LIQ), 2.450%, 2/7/2008	975,000
20,000,000		Utah State Water Finance Agency, (Series A-16), Weekly VRDNs (AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 6.000%, 2/6/2008	20,000,000
		TOTAL	210,800,000
		Virginia--1.4%
3,000,000		Alexandria, VA, IDA, (Series 2005), Weekly VRDNs (Institute for Defense Analyses)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 4.000%, 2/7/2008	3,000,000
6,075,000		Alexandria, VA, IDA, (Series 2006), Weekly VRDNs (Institute for Defense Analyses)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 4.000%, 2/7/2008	6,075,000
31,275,000		Hanover County, VA IDA, (Series 2002B), Weekly VRDNs (Bon Secours Health System)/(MBIA Insurance Corp. INS)/(GTD by Landesbank Baden-Wuerttemberg LIQ), 3.750%, 2/7/2008	31,275,000
53,675,000		Henrico County, VA, EDA, (Series 2002B), Weekly VRDNs (Bon Secours Health System)/(MBIA Insurance Corp. INS)/(GTD by Landesbank Baden-Wuerttemberg LIQ), 3.750%, 2/7/2008	53,675,000
8,700,000		Henrico County, VA, EDA, (Series 2003B), Weekly VRDNs (Westminster-Canterbury of Richmond)/(Branch Banking & Trust Co. LOC), 2.150%, 2/7/2008	8,700,000
16,800,000	[3,4]	Henrico County, VA, IDA, MERLOTS (Series 1997C), Weekly VRDNs (Bon Secours Health System)/(FSA INS)/(Wachovia Bank N.A. LIQ), 2.360%, 2/6/2008	16,800,000
3,400,000		James City County, VA, IDA, (Series 1997), Weekly VRDNs (Riverside Health System), 2.350%, 2/6/2008	3,400,000
10,000,000		Peninsula Port Authority, VA, (Series 2004), Weekly VRDNs (Riverside Health System), 2.070%, 2/6/2008	10,000,000
19,675,000		Virginia Commonwealth University, (Series 2006A), Daily VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ), 6.000%, 2/1/2008	19,675,000
12,615,000		Virginia Small Business Financing Authority, (Series 2006), Weekly VRDNs (Virginia State University Real Estate Foundation)/(CIFG N.A. INS)/ (Bank of America N.A. LIQ), 3.450%, 2/7/2008	12,615,000
1,220,000	[3,4]	Virginia State Public Building Authority, Floater Certificates (Series 1998-131), Weekly VRDNs (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ), 2.270%, 2/7/2008	1,220,000
		TOTAL	166,435,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Washington--1.7%
$8,680,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 2002-36), Weekly VRDNs (Tacoma, WA Regional Water Supply System)/(MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 2.550%, 2/7/2008	$8,680,000
14,555,000		Central Puget Sound, WA Regional Transit Authority, (Series 2007A), 5.00% Bonds, 11/1/2008	14,737,776
4,165,000	[3,4]	Clark County, WA Public Utilities District No. 001, MERLOTS (Series 2001-A122), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 2.360%, 2/7/2008	4,165,000
8,000,000	[3,4]	Clark County, WA School District No. 119 Battleground, (PT-2786), 3.70% TOBs (FSA INS)/(KBC Bank N.V. LIQ), Optional Tender 2/14/2008	8,000,000
5,000,000	[3,4]	Energy Northwest, WA, (PT-778), Weekly VRDNs (MBIA Insurance Corp. INS)/(Landesbank Hessen-Thueringen LIQ), 2.750%, 2/7/2008	5,000,000
5,140,000	[3,4]	Energy Northwest, WA, (PT-1392), Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ), 2.750%, 2/7/2008	5,140,000
5,143,000	[3,4]	Energy Northwest, WA, Piper Certificates (Series 2002C), Weekly VRDNs (FSA INS)/(Bank of New York LIQ), 2.290%, 2/7/2008	5,143,000
10,665,000	[3,4]	Energy Northwest, WA, ROCs (Series 4524), Weekly VRDNs (MBIA Insurance Corp. INS)/(Citigroup, Inc. LIQ), 2.530%, 2/7/2008	10,665,000
17,700,000	[3,4]	King County, WA, Sewer System, MERLOTS (Series 2000 E), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 2.510%, 2/6/2008	17,700,000
12,580,000	[3,4]	King County, WA, Sewer System, ROCs (Series 10279), Weekly VRDNs (FSA INS)/(Citigroup, Inc. LIQ), 2.280%, 2/7/2008	12,580,000
20,670,000	[3,4]	Seattle, WA Municipal Light & Power, MERLOTS (Series 2001 A56), Weekly VRDNs (FSA INS)/(Bank of New York LIQ), 2.220%, 2/6/2008	20,670,000
5,250,000	[3,4]	Seattle, WA Water System, ROCs (Series 4006), Weekly VRDNs (MBIA Insurance Corp. INS)/(Citigroup, Inc. LIQ), 2.530%, 2/7/2008	5,250,000
7,370,000	[3,4]	Snohomish County, WA, Public Utility District, ROCs (Series 6055), Weekly VRDNs (FSA INS)/(Citigroup, Inc. LIQ), 2.280%, 2/7/2008	7,370,000
3,430,000	[3,4]	Spokane, WA School District No. 081, ROCs (Series 4000), Weekly VRDNs (FSA INS)/(Citigroup, Inc. LIQ), 2.280%, 2/7/2008	3,430,000
5,000,000	[3,4]	Washington Health Care Facilities Authority, ROCs (Series 510CE), Weekly VRDNs (Overlake Hospital Medical Center)/(Citibank NA, New York LIQ)/(Citibank NA, New York LOC), 2.280%, 2/7/2008	5,000,000
9,000,000		Washington State Higher Education Facilities Authority, (Series 2007), Weekly VRDNs (Saint Martin's University)/(Key Bank, N.A. LOC), 2.180%, 2/7/2008	9,000,000
6,380,000		Washington State Housing Finance Commission, (Series 2005 B), Weekly VRDNs (Forest Ridge School of the Sacred Heart)/(Key Bank, N.A. LOC), 2.200%, 2/7/2008	6,380,000
9,620,000	[3,4]	Washington State, (Series 2008 FR/RI-K7W), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ), 2.160%, 2/6/2008	9,620,000
34,860,000	[3,4]	Washington State, Class A Certificates (Series 2002-205), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bear Stearns Cos., Inc. LIQ), 4.000%, 2/7/2008	34,860,000
8,680,000	[3,4]	Washington State, MERLOTS (Series 2002-A14), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 2.510%, 2/6/2008	8,680,000
5,170,000	[3,4]	Washington State, Piper Certificates (Series 2002G), Weekly VRDNs (FGIC INS)/(Bank of New York LIQ), 4.000%, 2/7/2008	5,170,000
3,757,500	[3,4]	Washington State, Piper Variable Certificates (Series 2002B), Weekly VRDNs (FSA INS)/(Bank of New York LIQ), 2.290%, 2/7/2008	3,757,500
		TOTAL	210,998,276
		West Virginia--0.3%
5,800,000		Cabell County Commission, WV, (Series 1995), Weekly VRDNs (Foster Foundation)/(Huntington National Bank, Columbus, OH LOC), 2.450%, 2/7/2008	5,800,000
27,245,000		Cabell County, WV, (Series 2007A), Weekly VRDNs (MSH-Marshall LLC)/(Regions Bank, Alabama LOC), 2.230%, 2/7/2008	27,245,000
1,300,000	[3,4]	West Virginia University, MERLOTS (Series 2002-A-15), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 2.560%, 2/6/2008	1,300,000
		TOTAL	34,345,000
		Wisconsin--1.4%
17,375,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Wisconsin Non-AMT), (Series 2005-25), Weekly VRDNs (Central Brown County, WI Water Authority)/(AMBAC INS)/(Bank of America N.A. LIQ), 3.100%, 2/7/2008	17,375,000
15,000,000		Appleton, WI, Redevelopment Authority, (Series 2001B), Weekly VRDNs (Fox Cities Performing Arts Center)/(JPMorgan Chase Bank, N.A. and Marshall & Ilsley Bank, Milwaukee LOCs), 2.200%, 2/6/2008	15,000,000
22,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Wisconsin Non-AMT), (Series 2004-4), Weekly VRDNs (Wisconsin State)/(MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ), 2.400%, 2/7/2008	22,000,000
24,000,000		Green Bay, WI, Area Public School District, 3.90% BANs, 8/26/2008	24,070,186
8,500,000		Madison, WI, Metropolitan School District, 4.00% TRANs, 9/5/2008	8,522,888
1,220,000		New Richmond, WI, School District, 4.125% BANs, 6/6/2008	1,220,000
7,000,000	[3,4]	University of Wisconsin Hospital and Clinics Authority, MERLOTS (Series 2000RR), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 2.220%, 2/6/2008	7,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Wisconsin--continued
$14,300,000	[3,4]	West Allis, WI, (Series 2007 FR/RI-F7), Weekly VRDNs (Wisconsin State Fair Park Exposition Center, Inc)/(Lehman Brothers Holdings, Inc. SWP), 2.200%, 2/6/2008	$14,300,000
17,430,000	[3,4]	Wisconsin State HEFA, (MT-339), Weekly VRDNs (Wheaton Franciscan HealthCare)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.600%, 2/7/2008	17,430,000
1,040,000		Wisconsin State HEFA, (Series 2005), Weekly VRDNs (Hospicecare Holdings, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.160%, 2/7/2008	1,040,000
6,360,000		Wisconsin State HEFA, (Series 2006), Weekly VRDNs (16th Street Community Health Center, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 2.240%, 2/6/2008	6,360,000
21,590,000	[3,4]	Wisconsin State HEFA, MERLOTS (Series 1997 B), Weekly VRDNs (Sinai Samaritan Medical Center, Inc.)/(MBIA Insurance Corp. INS)/ (Wachovia Bank N.A. LIQ), 2.560%, 2/6/2008	21,590,000
13,660,000	[3,4]	Wisconsin State Transportation, (PT-3929), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.500%, 2/7/2008	13,660,000
		TOTAL	169,568,074
		Wyoming--0.3%
15,000,000		Lincoln County, WY, PCRB (Series 1994), Daily VRDNs (Pacificorp)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.650%, 2/1/2008	15,000,000
17,500,000		Sweetwater County, WY, PCRB (Series 1994), Daily VRDNs (Pacificorp)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.650%, 2/1/2008	17,500,000
		TOTAL	32,500,000
		TOTAL MUNICIPAL INVESTMENTS--100.9% [5] (AT AMORTIZED COST)	12,215,956,509
		OTHER ASSETS AND LIABILITIES - NET--(0.9)% [6]	(109,063,104)
		TOTAL NET ASSETS--100%	$12,106,893,405
At January 31, 2008, the Fund holds no securities that are subject to the federal AMT.

1 The Fund primarily invests in securities rated in the highest short-term rating categories by one or more nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+ or SP-1 by Standard & Poor's, MIG-1 or VMIG-1 by Moody's Investors Service, or F-1+ or F-1 by Fitch Ratings are all considered rated in highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. The Fund follows applicable regulations in determining whether a security rated by multiple NRSROs in different rating categories should be identified as a First Tier security.

At January 31, 2008, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier	Second Tier
100.0%	0.00%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2008, these restricted securities amounted to $5,240,041,944, which represented 43.3% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At January 31, 2008, these liquid restricted securities amounted to $5,240,041,944, which represented 43.3% of total net assets.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2008.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
COPs	--Certificates of Participation
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
EDR	--Economic Development Revenue
EDRB	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDFA	--Industrial Development Finance Authority
IDRB	--Industrial Development Revenue Bond
IFA	--Industrial Finance Authority
INS	--Insured
INV	--Investment Agreement
ISD	--Independent School District
LIQ(s)	--Liquidity Agreement(s)
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi Family Housing
PCR	--Pollution Control Revenue
PCRB(s)	--Pollution Control Revenue Bond(s)
PRF	--Prerefunded
PSFG	--Permanent School Fund Guarantee
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
SPEARs	--Short Puttable Exempt Adjustable Receipts
SWP	--Swap Agreement
TANs	--Tax Anticipation Notes
TICs	--Trust Inverse Certificates
TOBs	--Tender Option Bonds
TOCs	--Tender Option Certificates
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Treasury Obligations Fund
Portfolio of Investments Summary Tables

At January 31, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Repurchase Agreements	100.1%
Other Assets and Liabilities--Net [2]	(0.1)%
TOTAL	100.0%

At January 31, 2008, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	98.2%
8-30 Days	0.0%
31-90 Days	0.0%
91-180 Days	1.9%
181 Days or more	0.0%
Other Assets and Liabilities--Net [2]	(0.1)%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Treasury Obligations Fund
Portfolio of Investments

January 31, 2008 (unaudited)

Principal Amount			Value
		REPURCHASE AGREEMENTS--100.1%
$1,435,000,000		Interest in $1,800,000,000 joint repurchase agreement 1.70%, dated 1/31/2008 under which ABN AMRO Bank NV, New York will repurchase securities provided as collateral for $1,800,085,000 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2037 and the market value of those underlying securities was $1,836,087,217.	$1,435,000,000
250,000,000		Repurchase agreement 1.70%, dated 1/31/2008 under which Abbey National Securities, Inc. will repurchase securities provided as collateral for $250,011,806 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2030 and the market value of those underlying securities was $255,012,214.	250,000,000
2,163,324,000		Interest in $2,850,000,000 joint repurchase agreement 1.70%, dated 1/31/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $2,850,134,583 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2022 and the market value of those underlying securities was $2,907,138,333.	2,163,324,000
1,455,000,000		Interest in $2,000,000,000 joint repurchase agreement 1.70%, dated 1/31/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $2,000,094,444 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2029 and the market value of those underlying securities was $2,040,096,796.	1,455,000,000
500,000,000		Repurchase agreement 1.71%, dated 1/31/2008 under which Bear Stearns and Co., Inc. will repurchase securities provided as collateral for $500,023,750 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2017 and the market value of those underlying securities was $510,000,350.	500,000,000
100,000,000		Repurchase agreement 1.70%, dated 1/31/2008 under which CIBC World Markets Corp. will repurchase securities provided as collateral for $100,004,722 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2026 and the market value of those underlying securities was $102,000,168.	100,000,000
1,300,000,000		Repurchase agreement 1.90%, dated 1/31/2008 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,300,068,611 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2028 and the market value of those underlying securities was $1,326,070,751.	1,300,000,000
500,000,000		Repurchase agreement 1.85%, dated 1/31/2008 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $500,025,694 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2027 and the market value of those underlying securities was $510,004,131.	500,000,000
38,000,000		Interest in $42,000,000 joint repurchase agreement 1.65%, dated 1/31/2008 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $42,001,925 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 1/15/2010 and the market value of those underlying securities was $42,842,458.	38,000,000
2,000,000,000		Repurchase agreement 1.75%, dated 1/31/2008 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $2,000,097,222 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2037 and the market value of those underlying securities was $2,040,100,020.	2,000,000,000
1,000,000,000		Repurchase agreement 1.90%, dated 1/31/2008 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,052,778 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 7/15/2014 and the market value of those underlying securities was $1,020,054,487.	1,000,000,000
1,500,000,000		Repurchase agreement 1.75%, dated 1/31/2008 under which Dresdner Kleinwort Wassertstein will repurchase securities provided as collateral for $1,500,072,917 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2026 and the market value of those underlying securities was $1,530,002,231.	1,500,000,000
1,500,000,000		Repurchase agreement 1.75%, dated 1/31/2008 under which Fortis Securities LLC will repurchase securities provided as collateral for $1,500,072,917 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2037 and the market value of those underlying securities was $1,530,075,175.	1,500,000,000
500,000,000		Repurchase agreement 1.75%, dated 1/31/2008 under which Greenwich Capital Markets, Inc. will repurchase securities provided as collateral for $500,024,306 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2016 and the market value of those underlying securities was $510,003,690.	500,000,000
200,000,000		Repurchase agreement 2.25%, dated 1/31/2008 under which Greenwich Capital Markets, Inc. will repurchase securities provided as collateral for $200,012,500 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 7/31/2012 and the market value of those underlying securities was $204,000,881.	200,000,000
1,300,000,000		Repurchase agreement 1.75%, dated 1/31/2008 under which HSBC Securities, Inc. will repurchase securities provided as collateral for $1,300,063,194 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2017 and the market value of those underlying securities was $1,326,000,312.	1,300,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$500,000,000		Repurchase agreement 1.70%, dated 1/31/2008 under which ING Financial Markets LLC will repurchase securities provided as collateral for $500,023,611 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2009 and the market value of those underlying securities was $510,003,379.	$500,000,000
1,500,000,000		Repurchase agreement 1.75%, dated 1/31/2008 under which ING Financial Markets LLC will repurchase securities provided as collateral for $1,500,072,917 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2036 and the market value of those underlying securities was $1,530,001,795.	1,500,000,000
1,255,000,000		Interest in $1,800,000,000 joint repurchase agreement 1.60%, dated 1/31/2008 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $1,800,080,000 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2037 and the market value of those underlying securities was $1,836,001,717.	1,255,000,000
1,000,000,000		Repurchase agreement 1.65%, dated 1/31/2008 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $1,000,045,833 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2023 and the market value of those underlying securities was $1,020,005,212.	1,000,000,000
2,255,000,000		Interest in $2,800,000,000 joint repurchase agreement 1.60%, dated 1/31/2008 under which Lehman Brothers, Inc. will repurchase securities provided as collateral for $2,800,124,444 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2026 and the market value of those underlying securities was $2,856,001,779.	2,255,000,000
450,000,000		Repurchase agreement 1.70%, dated 1/31/2008 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $450,021,250 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2037 and the market value of those underlying securities was $459,022,010.	450,000,000
400,000,000		Repurchase agreement 1.71%, dated 1/31/2008 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $400,019,000 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2017 and the market value of those underlying securities was $408,019,381.	400,000,000
96,000,000		Interest in $100,000,000 joint repurchase agreement 1.49%, dated 1/31/2008 under which UBS Securities LLC will repurchase securities provided as collateral for $100,004,139 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/30/2011 and the market value of those underlying securities was $102,004,662.	96,000,000
1,000,000,000		Repurchase agreement 1.59%, dated 1/31/2008 under which UBS Securities LLC will repurchase securities provided as collateral for $1,000,044,167 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2032 and the market value of those underlying securities was $1,020,004,374.	1,000,000,000
800,000,000		Repurchase agreement 1.60%, dated 1/31/2008 under which UBS Securities LLC will repurchase securities provided as collateral for $800,035,556 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2023 and the market value of those underlying securities was $816,004,872.	800,000,000
179,000,000	[1]	Interest in $200,000,000 joint repurchase agreement 5.20%, dated 5/22/2007 under which UBS Securities LLC will repurchase securities provided as collateral for $210,515,556 on 5/21/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2016 and the market value of those underlying securities was $211,457,442.	179,000,000
177,000,000	[1]	Interest in $197,000,000 joint repurchase agreement 5.25%, dated 5/31/2007 under which UBS Securities LLC will repurchase securities provided as collateral for $207,457,417 on 5/30/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2017 and the market value of those underlying securities was $208,091,489.	177,000,000
140,000,000	[1]	Interest in $155,000,000 joint repurchase agreement 5.32%, dated 6/14/2007 under which UBS Securities LLC will repurchase securities provided as collateral for $163,337,622 on 6/13/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2017 and the market value of those underlying securities was $163,243,897.	140,000,000
		TOTAL INVESTMENTS--100.1% (AT AMORTIZED COST) [2]	25,493,324,000
		OTHER ASSETS AND LIABILITIES - NET--(0.1)% [3]	(28,787,598)
		TOTAL NET ASSETS--100%	$25,464,536,402

1 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

2 Also represents cost for federal tax purposes.

3 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2008.

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

January 31, 2008 (unaudited)

	Government Obligations Fund	Municipal Obligations Fund	Prime Cash Obligations Fund	Prime Management Obligations Fund
Assets:
Investments in repurchase agreements	$20,198,871,000	$--	$40,292,000	$84,380,000
Investments in securities	9,544,371,637	6,205,064,607	9,646,526,761	3,479,291,668
Total investments in securities, at amortized cost and value	29,743,242,637	6,205,064,607	9,686,818,761	3,563,671,668
Cash	--	62,713,533	--	41,187
Income receivable	59,292,242	37,476,383	43,549,451	19,241,151
Receivable for investments sold	--	129,753,336	--	--
Receivable for shares sold	14,080,903	330,539	5,158,650	3,098
TOTAL ASSETS	29,816,615,782	6,435,338,398	9,735,526,862	3,582,957,104
Liabilities:
Payable for investments purchased	512,599,391	231,359,180	40,000,000	25,715,716
Payable for shares redeemed	2,630,502	224,749	1,555,572	3,386
Bank overdraft	1,438,982	--	784,776	--
Payable for Directors'/Trustees' fees	--	1,338	--	1,535
Payable for distribution services fee (Note 4)	62,894	--	--	--
Payable for shareholder services fee (Note 4)	1,266,365	259,798	401,595	328,869
Income distribution payable	40,242,562	1,438,778	14,449,188	1,281,009
Accrued expenses	255,416	129,518	190,216	133,141
TOTAL LIABILITIES	558,496,112	233,413,361	57,381,347	27,463,656
TOTAL NET ASSETS	$29,258,119,670	$6,201,925,037	$9,678,145,515	$3,555,493,448
Net Assets Consist of:
Paid-in capital	$29,258,358,397	$6,201,521,460	$9,678,273,605	$3,555,520,524
Accumulated net realized gain on investments	--	422,506	--	--
Distributions in excess of net investment income	(238,727)	(18,929)	(128,090)	(27,076)
TOTAL NET ASSETS	$29,258,119,670	$6,201,925,037	$9,678,145,515	$3,555,493,448
Net Assets:
Institutional Shares	$18,606,683,575	$3,939,047,825	$6,824,578,114	$1,300,502,885
Institutional Service Shares	8,075,485,954	762,627,072	1,828,539,472	1,383,084,352
Institutional Capital Shares	2,285,240,464	1,500,250,140	1,025,027,929	871,906,211
Trust Shares	290,709,677	--	--	--
TOTAL NET ASSETS	$29,258,119,670	$6,201,925,037	$9,678,145,515	$3,555,493,448
Shares Outstanding, No Par Value, Unlimited Shares Authorized:
Institutional Shares	18,607,093,271	3,938,113,989	6,824,326,751	1,300,236,192
Institutional Service Shares	8,075,433,644	762,852,408	1,829,036,697	1,383,222,334
Institutional Capital Shares	2,285,385,746	1,500,555,062	1,024,929,914	872,061,998
Trust Shares	290,445,744	--	--	--
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares	$1.00	$1.00	$1.00	$1.00
Institutional Service Shares	$1.00	$1.00	$1.00	$1.00
Institutional Capital Shares	$1.00	$1.00	$1.00	$1.00
Trust Shares	$1.00	--	--	--

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

January 31, 2008 (unaudited)

	Prime Obligations Fund	Prime Value Obligations Fund	Tax-Free Obligations Fund	Treasury Obligations Fund
Assets:
Investments in repurchase agreements	$589,092,000	$715,699,000	$--	$25,493,324,000
Investments in securities	23,669,479,626	14,715,377,061	12,215,956,509	--
Total investments in securities, at amortized cost and value	24,258,571,626	15,431,076,061	12,215,956,509	25,493,324,000
Cash	--	--	100,850,090	--
Income receivable	102,084,236	67,892,547	78,563,851	18,863,601
Receivable for investments sold	--	--	68,485,925	--
Receivable for shares sold	8,871,817	54,282,193	29,709	227,224
TOTAL ASSETS	24,369,527,679	15,553,250,801	12,463,886,084	25,512,414,825
Liabilities:
Payable for investments purchased	--	50,000,000	340,358,579	--
Payable for shares redeemed	262,032	7,141,364	63,944	137,369
Bank overdraft	3,175,866	1,128,633	--	188,483
Payable for Directors'/Trustees' fees	2,351	--	--	--
Payable for distribution services fee (Note 4)	95,461	--	--	273,298
Payable for shareholder services fee (Note 4)	1,056,927	797,734	578,313	1,210,462
Income distribution payable	60,095,375	21,106,913	15,694,022	45,291,771
Accrued expenses	702,997	121,651	297,821	777,040
TOTAL LIABILITIES	65,391,009	80,296,295	356,992,679	47,878,423
TOTAL NET ASSETS	$24,304,136,670	$15,472,954,506	$12,106,893,405	$25,464,536,402
Net Assets Consist of:
Paid-in capital	$24,305,196,874	$15,473,332,875	$12,106,159,843	$25,464,675,725
Accumulated net realized gain on investments	--	--	711,784	--
Undistributed (distributions in excess of) net investment income	(1,060,204)	(378,369)	21,778	(139,323)
TOTAL NET ASSETS	$24,304,136,670	$15,472,954,506	$12,106,893,405	$25,464,536,402
Net Assets:
Institutional Shares	$17,331,868,269	$8,621,984,037	$9,629,289,322	$16,013,665,364
Institutional Service Shares	6,510,427,445	2,706,645,238	2,477,604,083	6,841,565,031
Institutional Capital Shares	--	4,144,325,231	--	1,361,795,398
Trust Shares	461,840,956	--	--	1,247,510,609
TOTAL NET ASSETS	$24,304,136,670	$15,472,954,506	$12,106,893,405	$25,464,536,402
Shares Outstanding, No Par Value, Unlimited Shares Authorized:
Institutional Shares	17,333,478,441	8,621,659,988	9,628,991,332	16,014,300,552
Institutional Service Shares	6,509,860,161	2,706,910,591	2,477,187,994	6,841,390,997
Institutional Capital Shares	--	4,144,762,296	--	1,361,406,805
Trust Shares	461,857,784	--	--	1,247,577,371
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares	$1.00	$1.00	$1.00	$1.00
Institutional Service Shares	$1.00	$1.00	$1.00	$1.00
Institutional Capital Shares	--	$1.00	--	$1.00
Trust Shares	$1.00	--	--	$1.00

See Notes which are an integral part of the Financial Statements

Statements of Operations

Six Months Ended January 31, 2008 (unaudited)

	Government Obligations Fund	Municipal Obligations Fund	Prime Cash Obligations Fund	Prime Management Obligations Fund
Investment Income:
Interest	$504,439,669	$114,510,060	$266,506,391	$97,830,572
Expenses:
Investment adviser fee (Note 4)	20,954,880	6,399,761	10,327,366	3,811,893
Administrative personnel and services fee (Note 4)	8,243,021	2,518,285	4,063,458	1,500,079
Custodian fees	369,678	130,659	199,242	94,102
Transfer and dividend disbursing agent fees and expenses	207,986	224,562	142,053	390,845
Directors'/Trustees' fees	63,867	28,230	35,665	18,743
Auditing fees	9,904	9,568	9,535	9,199
Legal fees	6,743	10,652	5,871	5,401
Portfolio accounting fees	99,760	93,656	93,730	93,731
Distribution services fee--Trust Shares (Note 4)	353,247	--	--	--
Shareholder services fee--Institutional Service Shares (Note 4)	5,497,175	853,228	1,805,224	1,497,006
Shareholder services fee--Institutional Capital Shares (Note 4)	579,479	653,689	421,075	476,343
Account administration fee--Institutional Service Shares	1,252,873	73,632	442,538	62,916
Account administration fee--Institutional Capital Shares	69,718	581	127,090	570
Account administration fee--Trust Shares	348,884	--	--	--
Share registration costs	87,862	90,406	75,248	90,963
Printing and postage	85,151	29,639	37,230	11,005
Insurance premiums	30,703	18,319	20,246	13,162
Miscellaneous	31,450	11,587	26,150	10,406
TOTAL EXPENSES	38,292,381	11,146,454	17,831,721	8,086,364
Waivers and Reimbursement (Note 4):
Waiver of investment adviser fee	(8,463,793)	(3,568,997)	(5,361,184)	(2,761,672)
Waiver of administrative personnel and services fee	(259,212)	(79,976)	(128,731)	(47,748)
Reimbursement of shareholder services fee--Institutional Capital Shares	--	(1,900)	--	--
TOTAL WAIVERS AND REIMBURSEMENT	(8,723,005)	(3,650,873)	(5,489,915)	(2,809,420)
Net expenses	29,569,376	7,495,581	12,341,806	5,276,944
Net investment income	474,870,293	107,014,479	254,164,585	92,553,628
Net realized gain on investments	--	579,987	--	--
Change in net assets resulting from operations	$474,870,293	$107,594,466	$254,164,585	$92,553,628

See Notes which are an integral part of the Financial Statements

Statements of Operations

Six Months Ended January 31, 2008 (unaudited)

	Prime Obligations Fund	Prime Value Obligations Fund	Tax-Free Obligations Fund	Treasury Obligations Fund
Investment Income:
Dividends	$2,541,038	$2,671,662	$--	$--
Interest	646,011,981	384,799,653	201,087,330	473,529,369
TOTAL INCOME	648,553,019	387,471,315	201,087,330	473,529,369
Expenses:
Investment adviser fee (Note 4)	25,288,039	14,958,085	11,384,359	22,102,191
Administrative personnel and services fee (Note 4)	9,949,999	5,886,127	4,479,075	8,695,401
Custodian fees	492,941	323,290	144,260	383,872
Transfer and dividend disbursing agent fees and expenses	156,418	225,516	151,201	79,844
Directors'/Trustees' fees	109,373	45,920	42,990	79,555
Auditing fees	9,904	9,871	9,568	9,871
Legal fees	7,910	6,424	16,863	7,097
Portfolio accounting fees	93,716	93,853	87,711	99,763
Distribution services fee--Trust Shares (Note 4)	499,515	--	--	1,674,856
Shareholder services fee--Institutional Service Shares (Note 4)	5,514,631	2,770,639	3,003,603	6,419,436
Shareholder services fee--Institutional Capital Shares (Note 4)	--	1,418,685	--	524,006
Account administration fee--Institutional Service Shares	2,589,625	149,614	766,469	1,467,873
Account administration fee--Institutional Capital Shares	--	20,953	--	43,684
Account administration fee--Trust Shares	498,115	--	--	1,674,856
Share registration costs	30,643	78,033	40,307	122,583
Printing and postage	81,292	42,444	23,070	30,692
Insurance premiums	53,698	28,042	22,500	38,635
Miscellaneous	45,810	20,648	20,476	30,423
TOTAL EXPENSES	45,421,629	26,078,144	20,192,452	43,484,638
Waivers and Reimbursement (Note 4):
Waiver of investment adviser fee	(10,100,761)	(8,451,898)	(4,688,526)	(8,762,123)
Waiver of administrative personnel and services fee	(315,256)	(187,097)	(141,635)	(274,467)
Reimbursement of shareholder services fee--Institutional Service Shares	--	(2,000)	--	--
TOTAL WAIVERS AND REIMBURSEMENT	(10,416,017)	(8,640,995)	(4,830,161)	(9,036,590)
Net expenses	35,005,612	17,437,149	15,362,291	34,448,048
Net investment income	613,547,407	370,034,166	185,725,039	439,081,321
Net realized gain on investments	--	--	1,077,253	--
Change in net assets resulting from operations	$613,547,407	$370,034,166	$186,802,292	$439,081,321

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Government Obligations Fund		Municipal Obligations Fund
	Six Months Ended (unaudited) 1/31/2008	Year Ended 7/31/2007	Six Months Ended (unaudited) 1/31/2008	Year Ended 7/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$474,870,293	$610,237,198	$107,014,479	$209,505,741
Net realized gain on investments	--	--	579,987	301,024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	474,870,293	610,237,198	107,594,466	209,806,765
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(322,262,002)	(388,506,266)	(73,656,727)	(147,483,093)
Institutional Service Shares	(118,533,891)	(187,401,781)	(11,766,188)	(25,286,569)
Institutional Capital Shares	(28,433,329)	(24,246,736)	(21,609,999)	(36,731,978)
Trust Shares	(5,888,428)	(10,180,185)	--	--
Distributions from net realized gain on investments
Institutional Shares	--	--	(223,614)	--
Institutional Service Shares	--	--	(35,837)	--
Institutional Capital Shares	--	--	(69,385)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(475,117,650)	(610,334,968)	(107,361,750)	(209,501,640)
Share Transactions:
Proceeds from sale of shares	92,592,207,709	100,219,379,000	24,770,690,756	52,852,336,621
Net asset value of shares issued to shareholders in payment of distributions declared	253,000,154	316,591,643	90,464,839	178,676,397
Cost of shares redeemed	(77,674,058,383)	(97,043,441,744)	(24,595,888,552)	(52,088,434,561)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	15,171,149,480	3,492,528,899	265,267,043	942,578,457
Change in net assets	15,170,902,123	3,492,431,129	265,499,759	942,883,582
Net Assets:
Beginning of period	14,087,217,547	10,594,786,418	5,936,425,278	4,993,541,696
End of period	$29,258,119,670	$14,087,217,547	$6,201,925,037	$5,936,425,278
Undistributed (distributions in excess of) net investment income	$(238,727)	$8,630	$(18,929)	$(494)

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Prime Cash Obligations Fund		Prime Management Obligations Fund
	Six Months Ended (unaudited) 1/31/2008	Year Ended 7/31/2007	Six Months Ended (unaudited) 1/31/2008	Year Ended 7/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$254,164,585	$441,880,176	$92,553,628	$206,226,767
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(184,773,363)	(314,317,407)	(39,884,927)	(93,924,771)
Institutional Service Shares	(42,680,766)	(83,203,767)	(29,464,664)	(65,080,398)
Institutional Capital Shares	(26,791,638)	(44,379,641)	(23,225,563)	(47,248,040)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(254,245,767)	(441,900,815)	(92,575,154)	(206,253,209)
Share Transactions:
Proceeds from sale of shares	38,591,501,777	69,936,215,108	7,331,318,024	17,524,365,987
Net asset value of shares issued to shareholders in payment of distributions declared	149,798,968	241,441,642	81,457,821	185,678,744
Cost of shares redeemed	(37,388,294,196)	(69,136,659,039)	(8,290,902,722)	(17,023,725,865)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,353,006,549	1,040,997,711	(878,126,877)	686,318,866
Change in net assets	1,352,925,367	1,040,977,072	(878,148,403)	686,292,424
Net Assets:
Beginning of period	8,325,220,148	7,284,243,076	4,433,641,851	3,747,349,427
End of period	$9,678,145,515	$8,325,220,148	$3,555,493,448	$4,433,641,851
Distributions in excess of net investment income	$(128,090)	$(46,908)	$(27,076)	$(5,550)

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Prime Obligations Fund		Prime Value Obligations Fund
	Six Months Ended (unaudited) 1/31/2008	Year Ended 7/31/2007	Six Months Ended (unaudited) 1/31/2008	Year Ended 7/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$613,547,407	$1,128,457,715	$370,034,166	$633,229,756
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(451,780,181)	(805,820,628)	(243,487,125)	(436,307,843)
Institutional Service Shares	(153,859,103)	(313,844,937)	(55,584,087)	(99,269,185)
Institutional Capital Shares	--	--	(71,348,281)	(97,571,485)
Trust Shares	(8,837,260)	(8,891,098)	--	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(614,476,544)	(1,128,556,663)	(370,419,493)	(633,148,513)
Share Transactions:
Proceeds from sale of shares	136,216,455,518	245,101,417,058	52,121,481,773	102,184,225,974
Net asset value of shares issued to shareholders in payment of distributions declared	226,879,610	421,595,608	256,238,034	472,228,988
Cost of shares redeemed	(135,122,101,293)	(243,609,532,942)	(51,744,570,764)	(97,708,038,618)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,321,233,835	1,913,479,724	633,149,043	4,948,416,344
Change in net assets	1,320,304,698	1,913,380,776	632,763,716	4,948,497,587
Net Assets:
Beginning of period	22,983,831,972	21,070,451,196	14,840,190,790	9,891,693,203
End of period	$24,304,136,670	$22,983,831,972	$15,472,954,506	$14,840,190,790
Undistributed (distributions in excess of) net investment income	$(1,060,204)	$(131,067)	$(378,369)	$6,958

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Tax-Free Obligations Fund		Treasury Obligations Fund
	Six Months Ended (unaudited) 1/31/2008	Year Ended 7/31/2007	Six Months Ended (unaudited) 1/31/2008	Year Ended 7/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$185,725,039	$304,335,387	$439,081,321	$701,947,284
Net realized gain on investments	1,077,253	666,551	--	--
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	186,802,292	305,001,938	439,081,321	701,947,284
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(139,412,031)	(221,971,571)	(269,468,501)	(337,153,887)
Institutional Service Shares	(46,305,868)	(82,338,593)	(122,737,265)	(270,525,221)
Institutional Capital Shares	--	--	(22,597,888)	(51,279,269)
Trust Shares	--	--	(24,345,374)	(43,001,403)
Distributions from net realized gain on investments
Institutional Shares	(458,685)	--	--	--
Institutional Service Shares	(170,666)	--	--	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(186,347,250)	(304,310,164)	(439,149,028)	(701,959,780)
Share Transactions:
Proceeds from sale of shares	32,608,839,246	54,381,536,620	71,424,758,363	67,240,816,072
Net asset value of shares issued to shareholders in payment of distributions declared	87,104,339	148,165,394	121,313,925	203,283,357
Cost of shares redeemed	(29,888,071,771)	(53,239,822,512)	(61,224,696,930)	(66,261,597,442)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,807,871,814	1,289,879,502	10,321,375,358	1,182,501,987
Change in net assets	2,808,326,856	1,290,571,276	10,321,307,651	1,182,489,491
Net Assets:
Beginning of period	9,298,566,549	8,007,995,273	15,143,228,751	13,960,739,260
End of period	$12,106,893,405	$9,298,566,549	$25,464,536,402	$15,143,228,751
Undistributed (distributions in excess of) net investment income	$21,778	$14,638	$(139,323)	$(71,616)

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2008 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 40 portfolios. The financial statements of the following portfolios (individually referred to as the "Fund" or collectively as the "Funds") are presented herein:

Portfolio Name	Diversification	Classes of Shares	Investment Objective
Government Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares Trust Shares	To provide current income consistent with stability of principal.
Municipal Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income exempt from all federal regular income tax consistent with stability of principal.
Prime Cash Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal and liquidity.
Prime Management Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal.
Prime Obligations Fund	diversified	Institutional Shares Institutional Service Shares Trust Shares	To provide current income consistent with stability of principal.
Prime Value Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal and liquidity.
Tax-Free Obligations Fund	diversified	Institutional Shares Institutional Service Shares	To provide dividend income exempt from federal regular income tax consistent with stability of principal.
Treasury Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares Trust Shares	To provide current income consistent with stability of principal.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. All shares of the Funds have equal rights with respect to voting, except on class specific matters. The financial highlights of the Institutional Capital Shares and the Trust Shares are presented separately. Interest income from the investments of Municipal Obligations Fund may be subject to the federal AMT for individuals and corporations and state and local taxes. Interest income from the investments of Tax-Free Obligations Fund normally will not be subject to the AMT, and may be subject to state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act. Shares of other mutual funds are valued based upon their reported net asset value.

Repurchase Agreements

It is the policy of the Funds to require the other party to a repurchase agreement to transfer to the Funds' custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a "securities entitlement" and exercise "control" as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Funds treat the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Funds in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Funds may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Funds' Adviser and its affiliates. The Funds will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities. Municipal Obligations Fund and Tax-Free Obligations Fund have not invested in repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is each Fund's policy to comply with the subchapter M provision of the Internal Revenue Code (the "Code") and to distribute each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Funds adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes", on January 31, 2008. As of and during the six months ended January 31, 2008, the Funds did not have a liability for any unrecognized tax expenses. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2008, tax years 2004 through 2007 remain subject to examination by the Funds' major tax jurisdictions, which include the United States of America and the state of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Funds' Board of Trustees (the "Trustees"). The Funds will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held by Prime Cash Obligations Fund at January 31, 2008, is as follows:

Security	Acquisition Date	Acquisition Cost
CAL Securitization Trust 2006-1, Class A2, 4.506%, 12/15/2008	12/6/2007	$51,314,624
CAL Securitization Trust 2007-1, Class A1, 5.425%, 7/15/2008	6/19/2007	$ 7,678,400
PYXIS Master Trust, Class 2007-6, (GTD by Merrill Lynch & Co., Inc.), 5.170%%, 3/6/2008	3/6/2007	$ 25,000,000

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held by Prime Management Obligations Fund at January 31, 2008, is as follows:

Security	Acquisition Date	Acquisition Cost
CAL Securitization Trust 2007-1, Class A1, 5.425%, 7/15/2008	6/19/2007	$3,839,200

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held by Prime Obligations Fund at January 31, 2008, is as follows:

Security	Acquisition Date	Acquisition Cost
CAL Securitization Trust 2006-1, Class A2, 4.506%, 12/15/2008	12/6/2007	$131,137,372
CAL Securitization Trust 2007-1, Class A1, 5.425%, 7/15/2008	6/19/2007	$ 25,594,666

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held by Prime Value Obligations Fund at January 31, 2008, is as follows:

Security	Acquisition Date	Acquisition Cost
CAL Securitization Trust 2007-1, Class A1, 5.425%, 7/15/2008	6/19/2007	$ 12,797,333
MONET Trust, (Series 2000-1 Class A-2A), (Dresdner Bank AG, Frankfurt SWP), 4.913%, 3/28/2008	3/28/2006	$184,000,000
MONET Trust, (Series 2000-1 Class A-2B), (Dresdner Bank AG, Frankfurt SWP), 4.913%, 3/28/2008	3/28/2006	$135,000,000
PYXIS Master Trust, Class 2007-6, (GTD by Merrill Lynch & Co., Inc.), 5.170%, 3/6/2008	3/6/2007	$ 90,000,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Government Obligations Fund
	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	73,625,825,709	$73,625,825,709	75,889,159,353	$75,889,159,353
Shares issued to shareholders in payment of distributions declared	167,788,902	167,788,902	197,604,600	197,604,600
Shares redeemed	(64,129,720,375)	(64,129,720,375)	(73,763,192,844)	(73,763,192,844)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	9,663,894,236	$9,663,894,236	2,323,571,109	$2,323,571,109

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	14,754,100,697	$14,754,100,697	19,110,014,692	$19,110,014,692
Shares issued to shareholders in payment of distributions declared	55,158,299	55,158,299	90,883,175	90,883,175
Shares redeemed	(11,001,204,413)	(11,001,204,413)	(18,426,895,947)	(18,426,895,947)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	3,808,054,583	$3,808,054,583	774,001,920	$774,001,920

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	3,420,645,099	$3,420,645,099	843,228,727	$843,228,727
Shares issued to shareholders in payment of distributions declared	27,792,103	27,792,103	23,858,170	23,858,170
Shares redeemed	(1,800,536,767)	(1,800,536,767)	(607,030,491)	(607,030,491)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	1,647,900,435	$1,647,900,435	260,056,406	$260,056,406

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	791,636,204	$791,636,204	4,376,976,228	$4,376,976,228
Shares issued to shareholders in payment of distributions declared	2,260,850	2,260,850	4,245,698	4,245,698
Shares redeemed	(742,596,828)	(742,596,828)	(4,246,322,462)	(4,246,322,462)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	51,300,226	$51,300,226	134,899,464	$134,899,464
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	15,171,149,480	$15,171,149,480	3,492,528,899	$3,492,528,899

	Municipal Obligations Fund
	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	21,008,681,758	$21,008,681,758	45,967,222,116	$45,967,222,116
Shares issued to shareholders in payment of distributions declared	60,355,117	60,355,117	124,305,286	124,305,286
Shares redeemed	(21,197,692,267)	(21,197,692,267)	(45,515,788,493)	(45,515,788,493)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(128,655,392)	$(128,655,392)	575,738,909	$575,738,909

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,343,538,355	$1,343,538,355	2,589,776,100	$2,589,776,100
Shares issued to shareholders in payment of distributions declared	9,721,884	9,721,884	21,448,639	21,448,639
Shares redeemed	(1,447,291,129)	(1,447,291,129)	(2,374,942,589)	(2,374,942,589)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(94,030,890)	$(94,030,890)	236,282,150	$236,282,150

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	2,418,470,643	$2,418,470,643	4,295,338,405	$4,295,338,405
Shares issued to shareholders in payment of distributions declared	20,387,838	20,387,838	32,922,472	32,922,472
Shares redeemed	(1,950,905,156)	(1,950,905,156)	(4,197,703,479)	(4,197,703,479)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	487,953,325	$487,953,325	130,557,398	$130,557,398
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	265,267,043	$265,267,043	942,578,457	$942,578,457

	Prime Cash Obligations Fund
	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	32,603,608,592	$32,603,608,592	57,066,646,830	$57,066,646,830
Shares issued to shareholders in payment of distributions declared	106,770,039	106,770,039	165,869,747	165,869,747
Shares redeemed	(31,314,878,475)	(31,314,878,475)	(56,167,371,716)	(56,167,371,716)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,395,500,156	$1,395,500,156	1,065,144,861	$1,065,144,861

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	3,385,892,323	$3,385,892,323	7,400,126,195	$7,400,126,195
Shares issued to shareholders in payment of distributions declared	27,080,572	27,080,572	42,335,309	42,335,309
Shares redeemed	(3,497,973,043)	(3,497,973,043)	(7,461,290,329)	(7,461,290,329)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(85,000,148)	$(85,000,148)	(18,828,825)	$(18,828,825)

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	2,602,000,862	$2,602,000,862	5,469,442,083	$5,469,442,083
Shares issued to shareholders in payment of distributions declared	15,948,357	15,948,357	33,236,586	33,236,586
Shares redeemed	(2,575,442,678)	(2,575,442,678)	(5,507,996,994)	(5,507,996,994)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	42,506,541	$42,506,541	(5,318,325)	$(5,318,325)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,353,006,549	$1,353,006,549	1,040,997,711	$1,040,997,711

	Prime Management Obligations Fund
	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	6,099,124,949	$6,099,124,949	13,847,883,231	$13,847,883,231
Shares issued to shareholders in payment of distributions declared	31,051,480	31,051,480	75,270,744	75,270,744
Shares redeemed	(6,511,361,541)	(6,511,361,541)	(14,227,824,396)	(14,227,824,396)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(381,185,112)	$(381,185,112)	(304,670,421)	$(304,670,421)

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	802,122,492	$802,122,492	1,682,595,548	$1,682,595,548
Shares issued to shareholders in payment of distributions declared	27,266,627	27,266,627	63,279,719	63,279,719
Shares redeemed	(1,018,099,623)	(1,018,099,623)	(1,201,099,167)	(1,201,099,167)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(188,710,504)	$(188,710,504)	544,776,100	$544,776,100

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	430,070,583	$430,070,583	1,993,887,208	$1,993,887,208
Shares issued to shareholders in payment of distributions declared	23,139,714	23,139,714	47,128,281	47,128,281
Shares redeemed	(761,441,558)	(761,441,558)	(1,594,802,302)	(1,594,802,302)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	(308,231,261)	$(308,231,261)	446,213,187	$446,213,187
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(878,126,877)	$(878,126,877)	686,318,866	$686,318,866

	Prime Obligations Fund
	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	108,263,016,074	$108,263,016,074	192,143,691,315	$192,143,691,315
Shares issued to shareholders in payment of distributions declared	176,414,930	176,414,930	324,045,166	324,045,166
Shares redeemed	(107,576,138,960)	(107,576,138,960)	(191,148,288,071)	(191,148,288,071)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	863,292,044	$863,292,044	1,319,448,410	$1,319,448,410

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	27,312,602,551	$27,312,602,551	52,109,567,109	$52,109,567,109
Shares issued to shareholders in payment of distributions declared	48,026,505	48,026,505	94,687,949	94,687,949
Shares redeemed	(27,058,141,771)	(27,058,141,771)	(51,825,239,866)	(51,825,239,866)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	302,487,285	$302,487,285	379,015,192	$379,015,192

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	640,836,893	$640,836,893	848,158,634	$848,158,634
Shares issued to shareholders in payment of distributions declared	2,438,175	2,438,175	2,862,493	2,862,493
Shares redeemed	(487,820,562)	(487,820,562)	(636,005,005)	(636,005,005)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	155,454,506	$155,454,506	215,016,122	$215,016,122
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,321,233,835	$1,321,233,835	1,913,479,724	$1,913,479,724

	Prime Value Obligations Fund
	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	42,204,348,862	$42,204,348,862	84,739,554,103	$84,739,554,103
Shares issued to shareholders in payment of distributions declared	192,611,920	192,611,920	358,525,653	358,525,653
Shares redeemed	(43,798,145,574)	(43,798,145,574)	(81,783,683,787)	(81,783,683,787)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,401,184,792)	$(1,401,184,792)	3,314,395,969	$3,314,395,969

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	4,187,338,994	$4,187,338,994	7,183,101,065	$7,183,101,065
Shares issued to shareholders in payment of distributions declared	45,694,803	45,694,803	80,756,058	80,756,058
Shares redeemed	(3,809,152,137)	(3,809,152,137)	(6,736,648,129)	(6,736,648,129)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	423,881,660	$423,881,660	527,208,994	$527,208,994

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	5,729,793,917	$5,729,793,917	10,261,570,806	$10,261,570,806
Shares issued to shareholders in payment of distributions declared	17,931,311	17,931,311	32,947,277	32,947,277
Shares redeemed	(4,137,273,053)	(4,137,273,053)	(9,187,706,702)	(9,187,706,702)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	1,610,452,175	$1,610,452,175	1,106,811,381	$1,106,811,381
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	633,149,043	$633,149,043	4,948,416,344	$4,948,416,344

	Tax-Free Obligations Fund
	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	27,031,207,539	$27,031,207,539	45,039,966,076	$45,039,966,076
Shares issued to shareholders in payment of distributions declared	73,642,427	73,642,427	120,679,398	120,679,398
Shares redeemed	(24,128,910,074)	(24,128,910,074)	(44,449,992,115)	(44,449,992,115)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,975,939,892	$2,975,939,892	710,653,359	$710,653,359

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	5,577,631,707	$5,577,631,707	9,341,570,544	$9,341,570,544
Shares issued to shareholders in payment of distributions declared	13,461,912	13,461,912	27,485,996	27,485,996
Shares redeemed	(5,759,161,697)	(5,759,161,697)	(8,789,830,397)	(8,789,830,397)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(168,068,078)	$(168,068,078)	579,226,143	$579,226,143
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	2,807,871,814	$2,807,871,814	1,289,879,502	$1,289,879,502

	Treasury Obligations Fund
	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	57,339,626,135	$57,339,626,135	37,889,992,415	$37,889,992,415
Shares issued to shareholders in payment of distributions declared	96,411,407	96,411,407	143,330,476	143,330,476
Shares redeemed	(48,144,822,891)	(48,144,822,891)	(37,729,469,179)	(37,729,469,179)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	9,291,214,651	$9,291,214,651	303,853,712	$303,853,712

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	9,986,619,909	$9,986,619,909	21,388,216,417	$21,388,216,417
Shares issued to shareholders in payment of distributions declared	21,256,409	21,256,409	48,349,298	48,349,298
Shares redeemed	(9,290,282,367)	(9,290,282,367)	(21,025,359,506)	(21,025,359,506)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	717,593,951	$717,593,951	411,206,209	$411,206,209

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	2,563,989,834	$2,563,989,834	6,042,473,500	$6,042,473,500
Shares issued to shareholders in payment of distributions declared	2,517,363	2,517,363	9,205,389	9,205,389
Shares redeemed	(2,343,049,226)	(2,343,049,226)	(5,951,055,848)	(5,951,055,848)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	223,457,971	$223,457,971	100,623,041	$100,623,041

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	1,534,522,485	$1,534,522,485	1,920,133,740	$1,920,133,740
Shares issued to shareholders in payment of distributions declared	1,128,746	1,128,746	2,398,194	2,398,194
Shares redeemed	(1,446,542,446)	(1,446,542,446)	(1,555,712,909)	(1,555,712,909)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	89,108,785	$89,108,785	366,819,025	$366,819,025
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	10,321,375,358	$10,321,375,358	1,182,501,987	$1,182,501,987

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Funds' investment adviser (the "Adviser"). The advisory agreement between the Funds and Adviser provides for an annual fee equal to 0.20% of each Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

For the six months ended January 31, 2008, the Adviser voluntarily waived the following fees:

Fund	Adviser Fee Waiver
Government Obligations Fund	$ 8,463,793
Municipal Obligations Fund	$ 3,568,997
Prime Cash Obligations Fund	$ 5,361,184
Prime Management Obligations Fund	$ 2,761,672
Prime Obligations Fund	$10,100,761
Prime Value Obligations Fund	$ 8,451,898
Tax-Free Obligations Fund	$ 4,688,526
Treasury Obligations Fund	$ 8,762,123

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2008, the net fee paid to FAS was 0.076% of average daily net assets of each Fund.

For the six months ended January 31, 2008, FAS waived the following fees:

Fund	Administrative Fee Waiver
Government Obligations Fund	$259,212
Municipal Obligations Fund	$ 79,976
Prime Cash Obligations Fund	$128,731
Prime Management Obligations Fund	$ 47,748
Prime Obligations Fund	$315,256
Prime Value Obligations Fund	$ 187,097
Tax-Free Obligations Fund	$141,635
Treasury Obligations Fund	$ 274,467

Distribution Services Fee

Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of their Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund may incur distribution expenses at 0.25% of average daily net assets of the Funds' Trust Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2008, FSC did not retain any fees paid by the Funds.

Shareholder Services Fee

The Funds may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Funds' Institutional Shares, Institutional Service Shares and Institutional Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Funds for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time.

For the six months ended January 31, 2008, FSSC voluntarily reimbursed the following fees:

Fund	Shareholder Services Fees Reimbursed
Municipal Obligations Fund	$1,900
Prime Value Obligations Fund	$2,000

For the six months ended January 31, 2008, FSSC received the following fees paid by the Funds. For the six months ended January 31, 2008, the Institutional Shares for the Funds did not incur a shareholder services fee.

Fund	Shareholder Services Fees Received
Prime Obligations Fund	$ 163
Tax-Free Obligations Fund	$3,830
Treasury Obligations Fund	$ 256

General

Certain of the Officers and Trustees of the Funds are Officers and Directors or Trustees of the above companies.

Interfund Transactions

During the six months ended January 31, 2008, Municipal Obligations Fund and Tax-Free Obligations Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act. Interfund transactions were as follows:

Fund	Purchases	Sales
Municipal Obligations Fund	$2,584,095,000	$6,669,686,500
Tax-Free Obligations Fund	$6,464,839,000	$4,049,739,500

5. CONCENTRATION OF RISK

A substantial part of the portfolios of Prime Cash Obligations Fund, Prime Management Obligations Fund, Prime Obligations Fund, and Prime Value Obligations Fund may be comprised of obligations of banks. As a result, these Funds may be more susceptible to any economic, business, political or other developments which generally affect these entities.

6. LINE OF CREDIT

The Funds participate in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2008, there were no outstanding loans. During the six months ended January 31, 2008, the Funds did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Funds, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from or lend money to other participating affiliated funds. As of January 31, 2008, there were no outstanding loans. During the six months ended January 31, 2008, the program was not utilized.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Funds' net assets or results of operations.

Evaluation and Approval of Advisory Contracts

GOVERNMENT OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

MUNICIPAL OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

PRIME CASH OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

PRIME MANAGEMENT OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2006. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

PRIME OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

PRIME VALUE OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

TAX-FREE OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

TREASURY OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N104 Cusip 60934N625 Cusip 60934N401
Cusip 60934N807 Cusip 60934N617 Cusip 60934N880
Cusip 60934N658 Cusip 60934N583 Cusip 60934N500
Cusip 60934N641 Cusip 60934N575 Cusip 60934N708
Cusip 60934N203 Cusip 60934N112 Cusip 608919833
Cusip 60934N872

25244 (3/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2008

Trust Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIOS OF INVESTMENTS
STATEMENTS OF ASSETS AND LIABILITIES
STATEMENTS OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized Gain/(Loss) on Investments		Total From Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gain on Investments
Government Obligations Fund
July 31, 2003 [3]	$1.00	0.003	--		0.003	(0.003)
July 31, 2004	$1.00	0.004	--		0.004	(0.004)	--
July 31, 2005	$1.00	0.017	--		0.017	(0.017)	--
July 31, 2006	$1.00	0.037	--		0.037	(0.037)	--
July 31, 2007 [5]	$1.00	0.047	--		0.047	(0.047)	--
January 31, 2008 [6]	$1.00	0.021	--		0.021	(0.021)	--

Prime Obligations Fund
July 31, 2003 [3]	$1.00	0.003	(0.000	) [7]	0.003	(0.003)	--
July 31, 2004	$1.00	0.005	0.000	[7]	0.005	(0.005)	--
July 31, 2005	$1.00	0.017	0.000	[7]	0.017	(0.017)	--
July 31, 2006	$1.00	0.038	0.000	[7]	0.038	(0.038)	--
July 31, 2007 [5]	$1.00	0.047	--		0.047	(0.047)	--
January 31, 2008 [6]	$1.00	0.022	--		0.022	(0.022)	--

Treasury Obligations Fund
July 31, 2003 [3]	$1.00	0.003	0.000	[7]	0.003	(0.003)	(0.000	) [7]
July 31, 2004	$1.00	0.004	--		0.004	(0.004)	--
July 31, 2005	$1.00	0.016	--		0.016	(0.016)	--
July 31, 2006	$1.00	0.036	--		0.036	(0.036)	--
July 31, 2007 [5]	$1.00	0.046	--		0.046	(0.046)	--
January 31, 2008 [6]	$1.00	0.018	--		0.018	(0.018)	--

1 Based on net asset value. Total returns for periods of less than one year are not annualized.

2 This expense decrease is reflected in both the net expense and the net investment income ratios shown.

3 Reflects operations for the period from February 19, 2003 (start of performance) to July 31, 2003.

4 Computed on an annualized basis.

5 Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

6 For the six months ended January 31, 2008 (unaudited).

7 Represents less than $0.001.

See Notes which are an integral part of the Financial Statements

			Ratios to Average Net Assets
Total Distributions	Net Asset Value, End of Period	Total Return [1]	Net Expenses		Net Investment Income		Expense Waiver/ Reimbursement [2]		Net Assets, End of Period (000 omitted)

(0.003)	$1.00	0.25%	0.70	% [4]	0.55	% [4]	0.09	% [4]	$29,085
(0.004)	$1.00	0.41%	0.70%		0.41%		0.09%		$27,162
(0.017)	$1.00	1.69%	0.70%		1.84%		0.09%		$55,057
(0.037)	$1.00	3.78%	0.70%		3.77%		0.09%		$104,260
(0.047)	$1.00	4.74%	0.70%		4.64%		0.09%		$239,414
(0.021)	$1.00	2.11%	0.70	% [4]	4.16	% [4]	0.08	% [4]	$290,710

(0.003)	$1.00	0.29%	0.70	% [4]	0.54	% [4]	0.09	% [4]	$11,159
(0.005)	$1.00	0.46%	0.70%		0.47%		0.09%		$35,472
(0.017)	$1.00	1.73%	0.70%		1.67%		0.09%		$26,434
(0.038)	$1.00	3.82%	0.70%		3.94%		0.09%		$91,389
(0.047)	$1.00	4.78%	0.70%		4.69%		0.09%		$306,383
(0.022)	$1.00	2.25%	0.70	% [4]	4.43	% [4]	0.08	% [4]	$461,841

(0.003)	$1.00	0.25%	0.70	% [4]	0.43	% [4]	0.09	% [4]	$173,447
(0.004)	$1.00	0.36%	0.70%		0.37%		0.09%		$508,374
(0.016)	$1.00	1.61%	0.70%		1.65%		0.09%		$448,505
(0.036)	$1.00	3.68%	0.70%		3.70%		0.09%		$791,547
(0.046)	$1.00	4.66%	0.70%		4.56%		0.09%		$1,158,283
(0.018)	$1.00	1.84%	0.70	% [4]	3.65	% [4]	0.08	% [4]	$1,247,511

Shareholder Expense Example

As a shareholder of a Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2007 to January 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratios and assumed rates of return of 5% per year before expenses, which is not a Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2007	Ending Account Value 1/31/2008	Expenses Paid During Period [1]
Actual:
Government Obligations Fund	$1,000	$1,021.10	$3.56
Prime Obligations Fund	$1,000	$1,022.50	$3.56
Treasury Obligations Fund	$1,000	$1,018.40	$3.55
Hypothetical (assuming a 5% return before expenses):
Government Obligations Fund	$1,000	$1,021.62	$3.56
Prime Obligations Fund	$1,000	$1,021.62	$3.56
Treasury Obligations Fund	$1,000	$1,021.62	$3.56

1 Expenses are equal to the Funds' Trust Shares annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Government Obligations Fund	0.70%
Prime Obligations Fund	0.70%
Treasury Obligations Fund	0.70%

Government Obligations Fund
Portfolio of Investments Summary Tables

At January 31, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Repurchase Agreements	69.1%
U.S. Government Agency Securities	32.6%
Other Assets and Liabilities--Net [2]	(1.7)%
TOTAL	100.0%

At January 31, 2008, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	65.0%
8-30 Days	13.3%
31-90 Days	15.2%
91-180 Days	2.1%
181 Days or more	6.1%
Other Assets and Liabilities--Net [2]	(1.7)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Government Obligations Fund
Portfolio of Investments

January 31, 2008 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES--32.6%
$135,000,000	[1]	Federal Farm Credit System Floating Rate Note, 3.103%, 2/8/2008	$135,000,000
630,000,000	[2]	Federal Home Loan Bank System Discount Notes, 4.284% - 4.298%, 3/24/2008 - 3/26/2008	626,066,594
4,994,300,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 3.071% - 5.016%, 2/5/2008 - 4/30/2008	4,994,961,817
1,193,130,000		Federal Home Loan Bank System Notes, 2.875% - 5.250%, 3/6/2008 - 1/30/2009	1,192,846,454
1,153,955,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 3.750% - 4.890%, 2/21/2008 - 7/7/2008	1,144,405,993
327,500,000		Federal Home Loan Mortgage Corp. Notes, 4.300% - 5.750%, 4/15/2008 - 1/16/2009	327,573,768
183,441,000	[2]	Federal National Mortgage Association Discount Notes, 4.905% - 5.000%, 2/29/2008 - 5/12/2008	181,313,018
447,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 3.060% - 3.171%, 4/28/2008	446,862,993
111,000,000		Federal National Mortgage Association Note, 3.375%, 1/23/2009	111,000,000
384,341,000	[1]	Housing and Urban Development Floating Rate Note, 4.929%, 2/1/2008	384,341,000
		TOTAL GOVERNMENT AGENCIES	9,544,371,637
		REPURCHASE AGREEMENTS--69.1%
500,000,000		Interest in $1,000,000,000 joint repurchase agreement 3.00%, dated 1/31/2008 under which ABN AMRO Bank NV, New York will repurchase securities provided as collateral for $1,000,083,333 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2037 and the market value of those underlying securities was $1,023,087,861.	500,000,000
350,000,000		Repurchase agreement 3.00%, dated 1/31/2008 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $350,029,167 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/1/2037 and the market value of those underlying securities was $357,442,366.	350,000,000
189,940,000		Interest in $2,850,000,000 joint repurchase agreement 1.70%, dated 1/31/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $2,850,134,583 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2022 and the market value of those underlying securities was $2,907,138,333.	189,940,000
739,300,000		Interest in $1,366,000,000 joint repurchase agreement 3.00%, dated 1/31/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,366,113,833 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/1/2037 and the market value of those underlying securities was $1,398,169,300.	739,300,000
1,867,891,000		Interest in $2,867,891,000 joint repurchase agreement 3.00%, dated 1/31/2008 under which Banc of America Securities LLC will repurchase securities provided as collateral for $2,868,129,991 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1//2038 and the market value of those underlying securities was $2,925,492,592.	1,867,891,000
500,000,000		Repurchase agreement 3.25%, dated 1/31/2008 under which Banc of America Securities LLC will repurchase a security provided as collateral for $500,045,139 on 2/1/2008. The security provided as collateral at the end of the period was a U.S. Government Agency security maturing on 3/1/2034 and the market value of this underlying security was $510,046,042.	500,000,000
1,478,716,000		Interest in $3,474,000,000 joint repurchase agreement 3.00%, dated 1/31/2008 under which Bank of America N.A. will repurchase securities provided as collateral for $3,474,289,500 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2035 and the market value of those underlying securities was $3,543,775,854.	1,478,716,000
1,670,000,000		Interest in $4,000,000,000 joint repurchase agreement 3.00%, dated 1/31/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $4,000,333,333 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2048 and the market value of those underlying securities was $4,108,906,007.	1,670,000,000
120,000,000	[3]	Interest in $295,000,000 joint repurchase agreement 4.435%, dated 4/11/2007 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $308,228,619 on 4/10/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2038 and the market value of those underlying securities was $301,715,523.	120,000,000
986,300,000		Interest in $2,000,000,000 joint repurchase agreement 3.00%, dated 1/31/2008 under which Bear Stearns & Co., Inc. will repurchase securities provided as collateral for $2,000,166,667 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/25/2038 and the market value of those underlying securities was $2,044,938,110.	986,300,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$1,220,000,000		Interest in $3,500,000,000 joint repurchase agreement 3.00%, dated 1/31/2008 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $3,500,291,667 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/25/2037 and the market value of those underlying securities was $3,586,624,903.	$1,220,000,000
1,000,000,000		Repurchase agreement 2.99%, dated 1/31/2008 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $1,000,083,056 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2044 and the market value of those underlying securities was $1,030,004,663.	1,000,000,000
650,154,000		Interest in $2,000,000,000 joint repurchase agreement 3.00%, dated 1/31/2008 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $2,000,166,667 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/20/2037 and the market value of those underlying securities was $2,041,683,584.	650,154,000
554,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 4.37%, dated 1/2/2008 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,004,005,833 on 2/4/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 4/1/2047 and the market value of those underlying securities was $1,029,207,905.	554,000,000
1,853,570,000		Interest in $4,000,000,000 joint repurchase agreement 3.00%, dated 1/31/2008 under which ING Financial Markets LLC will repurchase securities provided as collateral for $4,000,333,333 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/1/2047 and the market value of those underlying securities was $4,093,682,793.	1,853,570,000
450,000,000	[3]	Interest in $700,000,000 joint repurchase agreement 3.155%, dated 1/14/2008 under which Lehman Brothers, Inc. will repurchase securities provided as collateral for $701,901,764 on 2/14/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2038 and the market value of those underlying securities was $714,002,791.	450,000,000
1,000,000,000		Interest in $2,000,000,000 joint repurchase agreement 3.00%, dated 1/31/2008 under which Merrill Lynch Government Securities will repurchase securities provided as collateral for $2,000,166,667 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/25/2037 and the market value of those underlying securities was $2,060,001,886.	1,000,000,000
750,000,000		Repurchase agreement 3.00%, dated 1/31/2008 under which RBC Capital Markets Corp. will repurchase securities provided as collateral for $750,062,500 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/1/2048 and the market value of those underlying securities was $766,143,150.	750,000,000
975,000,000		Interest in $2,000,000,000 joint repurchase agreement 3.00%, dated 1/31/2008 under which Societe Generale, New York will repurchase securities provided as collateral for $2,000,166,667 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/1/2047 and the market value of those underlying securities was $2,058,097,671.	975,000,000
50,000,000		Interest in $100,000,000 joint repurchase agreement 1.54%, dated 1/31/2008 under which UBS Securities LLC will repurchase securities provided as collateral for $100,004,278 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/7/2016 and the market value of those underlying securities was $102,001,660.	50,000,000
260,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 3.05%, dated 1/31/2008 under which UBS Securities LLC will repurchase securities provided as collateral for $501,186,111 on 2/29/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/15/2037 and the market value of those underlying securities was $515,001,016.	260,000,000
300,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 3.05%, dated 1/31/2008 under which UBS Securities LLC will repurchase securities provided as collateral for $501,355,556 on 3/3/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/25/2036 and the market value of those underlying securities was $515,000,973.	300,000,000
2,000,000,000		Repurchase agreement 3.15%, dated 1/31/2008 under which UBS Securities LLC will repurchase securities provided as collateral for $2,000,175,000 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/25/2041 and the market value of those underlying securities was $2,060,001,661.	2,000,000,000
92,000,000	[3]	Interest in $200,000,000 joint repurchase agreement 3.29%, dated 1/25/2008 under which UBS Securities LLC will repurchase securities provided as collateral for $200,511,778 on 2/25/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/20/2037 and the market value of those underlying securities was $206,058,599.	92,000,000
300,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 3.29%, dated 1/25/2008 under which UBS Securities LLC will repurchase securities provided as collateral for $501,416,528 on 2/25/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/25/2037 and the market value of those underlying securities was $515,282,991.	300,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$100,000,000	[3]	Repurchase agreement 4.37%, dated 1/2/2008 under which UBS Securities LLC will repurchase securities provided as collateral for $100,352,028 on 2/1/2008. The security provided as collateral at the end of the period was a U.S. Government Agency security maturing on 10/1/2037 and the market value of that underlying security was $102,350,027.	$100,000,000
67,000,000	[3]	Interest in $147,000,000 joint repurchase agreement 5.315%, dated 5/31/2007 under which UBS Securities LLC will repurchase securities provided as collateral for $154,856,456 on 5/27/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/25/2042 and the market value of those underlying securities was $156,895,479.	67,000,000
175,000,000		Repurchase agreement 3.00%, dated 1/31/2008 under which Wachovia Securities, Inc. will repurchase securities provided as collateral for $175,014,583 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 5/1/2036 and the market value of those underlying securities was $179,888,970.	175,000,000
		TOTAL REPURCHASE AGREEMENTS	20,198,871,000
		TOTAL INVESTMENTS--101.7% (AT AMORTIZED COST) [4]	29,743,242,637
		OTHER ASSETS AND LIABILITIES - NET--(1.7%) [5]	(485,122,967)
		TOTAL NET ASSETS--100%	$29,258,119,670

1 Floating rate note with current rate and next reset date shown.

2 Discount rate at time of purchase.

3 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4 Also represents cost for federal tax purposes.

5 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2008.

See Notes which are an integral part of the Financial Statements

Prime Obligations Fund
Portfolio of Investments Summary Tables

At January 31, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	45.5%
Variable Rate Demand Instruments	35.9%
Bank Instruments	16.0%
Repurchase Agreements	2.4%
Other Assets and Liabilities--Net [2]	0.2%
TOTAL	100.0%

At January 31, 2008, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	35.1	% [4]
8-30 Days	18.1%
31-90 Days	24.4%
91-180 Days	18.5%
181 Days or more	3.7%
Other Assets and Liabilities--Net [2]	0.2%
TOTAL	100.0%

1 Commercial Paper and Notes include any fixed-rate security that is not a bank instrument. A variable rate demand instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 23.0% of the Fund's portfolio.

Prime Obligations Fund
Portfolio of Investments

January 31, 2008 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--2.4%
		Finance - Automotive--2.2%
$15,699,671		BMW Vehicle Lease Trust 2007-1, Class A1, 5.062%, 11/17/2008	$15,699,671
131,137,372	[1]	CAL Securitization Trust 2006-1, Class A2, 4.506%, 12/15/2008	131,137,372
25,594,666	[1]	CAL Securitization Trust 2007-1, Class A1, 5.425%, 7/15/2008	25,594,666
55,126,354	[1,2]	Capital Auto Receivables Asset Trust 2007-4, Class A1, 4.910%, 11/17/2008	55,126,354
133,449,208	[1,2]	Capital Auto Receivables Asset Trust 2007-SN2, Class A1, 5.105%, 12/15/2008	133,449,208
43,516,437	[1,2]	Ford Credit Auto Owner Trust 2007-B, Class A1, 5.292%, 10/15/2008	43,516,437
50,000,000	[1,2]	Ford Credit Auto Owner Trust 2008-A, Class A1, 4.018%, 2/13/2009	50,000,000
7,913,277		Merrill Auto Trust Securitization 2007-1, Class A1, 5.347%, 6/16/2008	7,913,277
17,821,086		Nissan Auto Receivables Owner Trust 2007-B, Class A1, 5.264%, 10/15/2008	17,821,086
25,000,000		Nissan Auto Receivables Owner Trust 2008-A, Class A1, 3.998%, 1/15/2009	25,000,000
30,059,983		Triad Automobile Receivables Trust 2007-B, Class A1, 5.068%, 12/12/2008	30,059,983
10,453,920		World Omni Automobile Receivables Trust 2007-B, Class A1, 5.676%, 10/15/2008	10,453,920
		TOTAL	545,771,974
		Finance - Equipment--0.2%
42,559,632	[1,2]	Marlin Leasing Receivables XI LLC, (Series 2007-1), Class A1, 5.214%, 10/15/2008	42,559,632
		TOTAL ASSET-BACKED SECURITIES	588,331,606
		CERTIFICATES OF DEPOSIT--13.1%
		Banking--13.1%
258,000,000		Bank of Montreal, 3.250% - 4.920%, 5/30/2008 - 7/29/2008	258,000,000
53,500,000		Bank of Scotland, Edinburgh, 5.310%, 5/23/2008	53,500,000
312,200,000		Barclays Bank PLC, 3.050% - 5.380%, 2/11/2008 - 7/25/2008	312,200,000
100,000,000		Chase Bank USA, N.A., 5.130%, 4/14/2008	100,000,000
100,000,000		Comerica Bank, 4.250%, 7/10/2008	100,000,000
480,050,000		Credit Suisse, Zurich, 4.420% - 5.405%, 4/11/2008 - 7/3/2008	480,049,700
1,075,000,000		DePfa Bank PLC, 3.830% - 5.370%, 2/8/2008 - 7/14/2008	1,075,000,000
165,000,000		Natixis, 4.050% - 4.850%, 4/14/2008 - 5/27/2008	165,080,184
199,000,000		Royal Bank of Scotland PLC, Edinburgh, 3.760% - 4.850%, 5/21/2008 - 7/18/2008	199,000,000
50,000,000		Societe Generale, Paris, 3.250%, 7/30/2008	50,000,000
65,000,000		Toronto Dominion Bank, 4.330% - 4.850%, 5/27/2008 - 7/8/2008	65,000,000
326,000,000		UBS AG, 3.040% - 4.940%, 6/5/2008 - 10/15/2008	326,033,664
		TOTAL CERTIFICATES OF DEPOSIT	3,183,863,548
		COLLATERALIZED LOAN AGREEMENTS--12.0%
		Banking--6.2%
100,000,000		BNP Paribas Securities Corp., 3.275%, 2/1/2008	100,000,000
578,000,000		Barclays Capital, Inc., 3.295% - 3.375%, 2/1/2008	578,000,000
325,000,000		Credit Suisse First Boston Corp., 3.325%, 2/1/2008	325,000,000
200,000,000		Deutsche Bank Securities, Inc., 3.325%, 2/1/2008	200,000,000
62,000,000		Fortis Bank SA/NV, 3.305%, 2/1/2008	62,000,000
250,000,000		UBS Securities LLC, 3.275%, 2/1/2008	250,000,000
		TOTAL	1,515,000,000
		Brokerage--5.8%
1,044,000,000		Citigroup Global Markets, Inc., 3.371%, 2/1/2008	1,044,000,000
365,000,000		Merrill Lynch, Pierce, Fenner and Smith, 3.371%, 2/1/2008	365,000,000
		TOTAL	1,409,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	2,924,000,000
Principal Amount			Value
		COMMERCIAL PAPER--27.8% [3]
		Banking--6.5%
$70,000,000		Bank of America Corp., 4.955%, 3/12/2008	$69,614,611
75,000,000		Bank of Scotland, Edinburgh, 3.220%, 7/22/2008	73,846,167
95,000,000		Calyon, Paris, 3.800%, 7/11/2008	93,385,528
30,000,000		Citigroup Funding, Inc., 5.300%, 2/13/2008	29,947,000
110,000,000		DePfa Bank PLC, 4.648% - 5.272%, 2/14/2008 - 5/6/2008	109,013,445
338,000,000	[1,2]	Fountain Square Commercial Funding Corp., 3.750% - 5.400%, 2/15/2008 - 4/25/2008	336,149,433
125,000,000		Greenwich Capital Holdings, Inc., (GTD by Royal Bank of Scotland PLC, Edinburgh), 4.250%, 6/13/2008	123,037,326
27,700,000	[1,2]	Long Lane Master Trust IV, (Bank of America N.A. SWP), 3.260%, 4/24/2008	27,491,804
15,170,000		Los Angeles County, CA Metropolitan Transportation Authority, (Bank of America N.A. LOC), 4.850%, 2/6/2008	15,170,000
342,000,000	[1,2]	Picaros Funding LLC, (GTD by KBC Bank N.V.), 3.900% - 5.140%, 2/5/2008 - 4/3/2008	340,465,833
375,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 3.190% - 4.545%, 4/7/2008 - 7/30/2008	369,527,517
		TOTAL	1,587,648,664
		Brokerage--0.2%
40,000,000		Morgan Stanley, 5.310% - 5.355%, 2/11/2008 - 2/19/2008	39,922,962
		Finance - Automotive--6.8%
273,000,000		DRAC LLC, (A1+/P1 Series), 3.100% - 4.900%, 2/5/2008 - 7/22/2008	271,069,622
117,666,000		DRAC LLC, (A1/P1 Series), 4.900% - 4.930%, 2/1/2008 - 5/29/2008	115,969,258
979,005,000		FCAR Auto Loan Trust, (A1+/P1 Series), 3.260% - 5.600%, 2/6/2008 - 7/23/2008	967,784,724
296,300,000		FCAR Auto Loan Trust, (A1/P1 Series), 3.700% - 5.290%, 2/15/2008 - 7/16/2008	292,519,217
		TOTAL	1,647,342,821
		Finance - Commercial--4.3%
148,224,000	[1,2]	Edison Asset Securitization LLC, 4.780% - 4.900%, 3/10/2008 - 6/10/2008	146,536,019
235,000,000	[1,2]	Fairway Finance Co. LLC, 3.300% - 5.650%, 2/14/2008 - 3/20/2008	234,135,292
80,000,000		General Electric Capital Corp., 5.020%, 2/7/2008	79,933,067
595,000,000	[1,2]	Versailles CDS LLC, 4.050% - 5.450%, 2/1/2008 - 4/21/2008	593,275,250
		TOTAL	1,053,879,628
		Finance - Retail--6.5%
345,000,000	[1,2]	Alpine Securitization Corp., 3.200% - 5.400%, 2/12/2008 - 4/25/2008	343,298,278
250,000,000	[1,2]	Barton Capital LLC, 3.330% - 5.500%, 2/8/2008 - 4/11/2008	248,921,806
323,069,000	[1,2]	Chariot Funding LLC, 3.500% - 5.350%, 3/5/2008 - 4/23/2008	321,257,334
75,000,000	[1,2]	Falcon Asset Securitization Company LLC, 5.200%, 3/7/2008	74,620,833
4,000,000	[1,2]	Paradigm Funding LLC, 3.500%, 2/1/2008	4,000,000
249,000,000	[1,2]	Sheffield Receivables Corp., 3.320% - 5.300%, 2/1/2008 - 3/4/2008	248,515,000
297,081,000	[1,2]	Tulip Funding Corp., 3.300% - 4.860%, 2/6/2008 - 4/23/2008	295,516,423
45,000,000	[1,2]	Yorktown Capital LLC, 5.400%, 3/19/2008	44,682,750
		TOTAL	1,580,812,424
		Finance - Securities--2.8%
550,000,000	[1,2]	Grampian Funding LLC, 3.620% - 5.095%, 2/13/2008 - 4/1/2008	546,680,819
119,000,000	[1,2]	Perry Global Funding LLC, (Series A), 4.850% - 5.000%, 2/4/2008	118,951,592
12,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.305%, 2/4/2008	11,994,695
		TOTAL	677,627,106
		Pharmaceuticals and Health Care--0.7%
158,000,000	[1,2]	AstraZeneca PLC, 2.920% - 3.195%, 7/31/2008 - 8/26/2008	155,416,174
		TOTAL COMMERCIAL PAPER	6,742,649,779
Principal Amount			Value
		CORPORATE BONDS--1.6%
		Finance - Retail--1.4%
$325,000,000	[1,2]	SLM Corp., 4.319%, 4/14/2008 - 5/12/2008	$325,000,000
		Retail--0.2%
50,000,000		Wal-Mart Stores, Inc., 5.933%, 6/1/2008	50,095,395
		TOTAL CORPORATE BONDS	375,095,395
		CORPORATE NOTES--1.6%
		Brokerage--0.2%
50,000,000		Goldman Sachs Group, Inc., 4.560%, 3/5/2008	50,000,000
		Finance - Securities--1.4%
124,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 5.340% - 5.400%, 5/21/2008 - 6/16/2008	123,998,393
214,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.350% - 5.415%, 4/21/2008 - 8/5/2008	214,000,000
		TOTAL	337,998,393
		TOTAL CORPORATE NOTES	387,998,393
		NOTES - VARIABLE--35.9% [4]
		Banking--19.6%
4,605,000		4 C's LLC, (Series 1998), (Key Bank, N.A. LOC), 3.350%, 2/7/2008	4,605,000
4,020,000		AlaTrade Foods LLC, (Series 2003), (Regions Bank, Alabama LOC), 3.310%, 2/7/2008	4,020,000
3,165,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 3.290%, 2/7/2008	3,165,000
6,550,000		American Xtal Technology, Inc., Xtal Project (Series 1998), (Wells Fargo Bank, N.A. LOC), 3.250%, 2/7/2008	6,550,000
12,000,000		Association of American Medical Colleges, (GTD by JPMorgan Chase Bank, N.A., INS by AMBAC Financial Group, Inc.), 3.260%, 2/6/2008	12,000,000
3,545,000		Atlantic Tool and Die Co., (Key Bank, N.A. LOC), 3.350%, 2/7/2008	3,545,000
150,000,000		BNP Paribas SA, 3.228%, 2/28/2008	149,908,887
230,000,000	[1,2]	BNP Paribas SA, 3.285% - 4.895%, 2/19/2008 - 2/26/2008	230,000,000
5,365,000		Baldwin County Sewer Service LLC, (Series 2002), (Regions Bank, Alabama LOC), 3.310%, 2/7/2008	5,365,000
238,000,000	[1,2]	Bank of Ireland, 3.924% - 4.859%, 2/15/2008 - 2/19/2008	238,000,000
205,000,000		Bank of Montreal, 3.354% - 4.952%, 2/21/2008 - 4/30/2008	205,007,629
73,000,000	[1,2]	Bank of New York Mellon Corp., 3.345%, 2/27/2008	73,000,000
184,000,000	[1,2]	Bank of Scotland, Edinburgh, 4.436%, 2/11/2008	184,000,328
904,700,000		Bank of Scotland, Edinburgh, 3.228% - 5.300%, 2/1/2008 - 5/6/2008	904,700,514
15,505,000		Biddle Road Corp., (Series 2004), (Wachovia Bank N.A. LOC), 3.310%, 2/7/2008	15,505,000
5,895,000		Bing Steel Management, Inc., (Series 2000), (Comerica Bank LOC), 3.350%, 2/6/2008	5,895,000
2,300,000		Bing Steel Management, Inc., (Series 2002), (Comerica Bank LOC), 3.371%, 2/6/2008	2,300,000
4,750,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 3.480%, 2/1/2008	4,750,000
5,555,000		Brumfield Properties, Inc., (Regions Bank, Alabama LOC), 3.260%, 2/7/2008	5,555,000
15,000,000		Buchanan County, MO Solid Waste Disposal, Lifeline Foods, LLC, (Series 2006-A), (Wells Fargo Bank, N.A. LOC), 3.260%, 2/7/2008	15,000,000
5,600,000		Capital Markets Access Co. LLC, Pelican I&II Project, (Series 2006), (SunTrust Bank LOC), 3.350%, 2/6/2008	5,600,000
6,698,000		Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 4.849% - 5.066%, 2/7/2008	6,698,000
2,246,000		Capital One Funding Corp., (Series 1998-C), (JPMorgan Chase Bank, N.A. LOC), 3.350%, 2/7/2008	2,246,000
1,687,000		Capital One Funding Corp., (Series 1999-A), (JPMorgan Chase Bank, N.A. LOC), 3.350%, 2/7/2008	1,687,000
1,002,000		Capital One Funding Corp., (Series 1999-B), (JPMorgan Chase Bank, N.A. LOC), 3.350%, 2/7/2008	1,002,000
1,038,000		Capital One Funding Corp., (Series 1994-D), (JPMorgan Chase Bank, N.A. LOC), 3.350%, 2/7/2008	1,038,000
1,841,000		Capital One Funding Corp., (Series 1995-B), (JPMorgan Chase Bank, N.A. LOC), 3.350%, 2/7/2008	1,841,000
1,170,000		Capital One Funding Corp., (Series 1995-F), (JPMorgan Chase Bank, N.A. LOC), 3.350%, 2/7/2008	1,170,000
2,431,000		Capital One Funding Corp., (Series 1996-H), (JPMorgan Chase Bank, N.A. LOC), 3.350%, 2/7/2008	2,431,000
3,583,000		Capital One Funding Corp., (Series 2001-B), (JPMorgan Chase Bank, N.A. LOC), 3.350%, 2/7/2008	3,583,000
2,350,000		Castleton United Methodist Church, Inc., (Series 2007-A), (U.S. Bank, N.A. LOC), 3.314%, 2/7/2008	2,350,000
10,035,000		Church at Brook Hills, (Wachovia Bank N.A. LOC), 3.580%, 2/1/2008	10,035,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$6,095,000		Cincinnati Bible College and Seminary, (U.S. Bank, N.A. LOC), 3.210%, 2/7/2008	$6,095,000
745,000		Colorado Health Facilities Authority, Development Disabilities Resource Center (Series 1998-C1), (JPMorgan Chase Bank, N.A. LOC), 3.350%, 2/7/2008	745,000
1,145,000		Columbia County, GA Development Authority, (Series 1993), (SunTrust Banks, Inc. LOC), 3.350%, 2/6/2008	1,145,000
5,000,000	[1,2]	Commonwealth Bank of Australia, Sydney, 3.794%, 2/25/2008	4,999,604
10,390,000		Community Centre Group of Cos., (Fifth Third Bank, Cincinnati LOC), 3.310%, 2/7/2008	10,390,000
64,025,000		Cook County, IL, (Series 2002 A), (LIQ Dexia Credit Local), 3.284%, 2/6/2008	64,025,000
4,415,000		Crane Plastics Siding LLC, (Series 2000), (JPMorgan Chase Bank, N.A. LOC), 3.350%, 2/7/2008	4,415,000
110,000,000	[1,2]	Credit Agricole S.A., 4.854%, 3/25/2008	110,000,000
60,000,000		Credit Suisse, Zurich, 3.335% - 5.000%, 2/1/2008 - 2/26/2008	59,989,484
11,700,000		Decatur, AL IDB, Bailey-PVS Oxides Project (Series 1998), (SunTrust Bank LOC), 3.330%, 2/7/2008	11,700,000
2,260,000		Double H Plastics, Inc., (Series 1998), (Wachovia Bank N.A. LOC), 3.380%, 2/6/2008	2,260,000
5,970,000		Elsinore Properties LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 3.400%, 2/7/2008	5,970,000
3,200,000		Fairpoint Regional Utility System, Inc., (Regions Bank, Alabama LOC), 3.290%, 2/7/2008	3,200,000
12,385,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 3.350%, 2/7/2008	12,385,000
35,900,000		Greene County Development Authority, Reynolds Lodge LLC, (Series 2000 A), (U.S. Bank, N.A. LOC), 3.400%, 2/6/2008	35,900,000
13,425,000		Greene County Development Authority, Reynolds Lodge LLC, (Series 2000B), (U.S. Bank, N.A. LOC), 3.350%, 2/6/2008	13,425,000
5,390,000		H & P Holdings LLC, (Regions Bank, Alabama LOC), 3.310%, 2/7/2008	5,390,000
8,835,000		H.C. Equities LP, (Wachovia Bank N.A. LOC), 3.280%, 2/7/2008	8,835,000
4,925,000		HFS Holdings LLC, (Regions Bank, Alabama LOC), 3.300%, 2/7/2008	4,925,000
6,720,000		Healthcare Network Properties LLC, (Series A), (National City Bank LOC), 3.640%, 2/7/2008	6,720,000
8,580,000		Ivan Smith Properties LC, (Series 2005), (Regions Bank, Alabama LOC), 3.310%, 2/7/2008	8,580,000
85,000,000		JPMorgan Chase & Co., 4.621%, 2/4/2008	85,000,000
3,400,000		J.P. Plymouth Properties LLC, (Series 1999), (LaSalle Bank Midwest, N.A. LOC), 3.470%, 2/6/2008	3,400,000
6,000,000		Kansas City, MO IDA, West Edge Project, (Series 2006), (Marshall & Ilsley Bank, Milwaukee LOC), 3.294%, 2/6/2008	6,000,000
14,780,000		Kansas City, MO Tax Increment Financing Commission, President Hotel, (MBIA Insurance Corp. INS), 3.294%, 2/7/2008	14,780,000
2,665,000		Kings Creek Country Club, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 3.430%, 2/6/2008	2,665,000
1,690,000		L.H. Kroh, Inc., (Series 1998), (Wachovia Bank N.A. LOC), 3.430%, 2/6/2008	1,690,000
4,590,000		Lee County, FL IDA, Bonita Community Health Center, (Series 1999B), (Fifth Third Bank, Cincinnati LOC), 3.850%, 2/1/2008	4,590,000
24,300,000		Leeds, AL, (Series 2006-A), (Regions Bank, Alabama LOC), 3.290%, 2/7/2008	24,300,000
6,440,000		Leeds, AL, (Series 2006-C), (Regions Bank, Alabama LOC), 3.290%, 2/7/2008	6,440,000
5,165,000	[1,2]	Los Angeles, CA, MERLOTS, (Series 2000 A), (H&H Theatre), (Wachovia Bank N.A. LOC), 3.280%, 2/6/2008	5,165,000
18,750,000		Louisiana Agricultural Finance Authority, Lacassive Syrup Mill, (Series 2004), (Regions Bank, Alabama LOC), 3.300%, 2/7/2008	18,750,000
430,000		Madison, WI Community Development Authority, (Series 1997-B), Hamilton Point Apts., (JPMorgan Chase Bank, N.A. LOC), 3.460%, 2/7/2008	430,000
222,000,000		Marshall & Ilsley Bank, Milwaukee, 3.346%, 2/25/2008	222,000,000
11,485,000		Maryland State Economic Development Corp., Human Genome Sciences, (Series 1999B), (Wachovia Bank N.A. LOC), 3.470%, 2/5/2008	11,485,000
4,395,000		McCullough Snappy Service Oil Co., Inc., (Wachovia Bank N.A. LOC), 3.540%, 2/1/2008	4,395,000
1,669,000		Midwest Funding Corp., (Series 1992-B), (JPMorgan Chase Bank, N.A. LOC), 3.350%, 2/7/2008	1,669,000
8,425,000		Mississippi Business Finance Corp., (Regions Bank, Alabama LOC), 3.330%, 2/7/2008	8,425,000
3,000,000		Mississippi Business Finance Corp., Howard Industries, Inc. (Series 1997), (Regions Bank, Alabama LOC), 3.260%, 2/7/2008	3,000,000
10,000,000		Mississippi Business Finance Corp., Kohler Project, (Wachovia Bank N.A. LOC), 3.140%, 2/7/2008	10,000,000
17,000,000		Mississippi Business Finance Corp., (Series 1994), Georgia Gulf, (Wachovia Bank N.A. LOC), 3.320%, 2/6/2008	17,000,000
10,790,000		Mississippi Business Finance Corp., VC Regional Assembly & Manufacturing LLC., (JPMorgan Chase Bank, N.A. LOC), 3.350%, 2/6/2008	10,790,000
110,000,000	[1,2]	National Australia Bank Ltd., Melbourne, 4.530%, 2/7/2008	110,000,000
158,000,000		National City Bank, 3.345% - 4.909%, 2/1/2008 - 2/13/2008	158,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$900,000		Newport, KY Industrial Building Revenue Bonds, South Beach #1, LLC, (Series 2007A), (Fifth Third Bank, Cincinnati LOC), 3.230%, 2/7/2008	$900,000
5,175,000		North American Gulf Terminals, Inc., (Series 2002), (Regions Bank, Alabama LOC), 3.250%, 2/7/2008	5,175,000
11,675,000		North Oaks Partnership, (Series 1998), (LaSalle Bank, N.A. LOC), 3.300%, 2/7/2008	11,675,000
80,800,000		Novant Health, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 3.420%, 2/6/2008	80,800,000
9,100,000		Ohio Waste Development Authority Solid Waste, Bailey-PVS Oxides, LLC (Series 1998), (Key Bank, N.A. LOC), 3.350%, 2/7/2008	9,100,000
4,455,000		Olive Baptist Church, Inc., (Regions Bank, Alabama LOC), 3.310%, 2/7/2008	4,455,000
100,000,000		PNC Bank, N.A., 3.973%, 2/19/2008	99,988,888
4,855,000		Park Street Properties I LLC, University of Wisconsin - Madison Projects, (U.S. Bank, N.A. LOC), 3.260%, 2/7/2008	4,855,000
6,650,000		Physicians Real Estate LLP, (Wells Fargo Bank, N.A. LOC), 3.400%, 2/6/2008	6,650,000
5,170,000		Pinellas County, FL IDA, Eurobake Project, (Series 2005), (SunTrust Bank LOC), 3.350%, 2/6/2008	5,170,000
9,955,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park, (Series 2003), (U.S. Bank, N.A. LOC), 3.360%, 2/7/2008	9,955,000
4,500,000		Reiser Group Sonic Management Co., Inc., (Series 2002), (Regions Bank, Alabama LOC), 3.310%, 2/7/2008	4,500,000
9,025,000		Rollins College, (Series 1998), (SunTrust Bank LOC), 3.400%, 2/6/2008	9,025,000
169,000,000	[1,2]	Royal Bank of Canada, Montreal, 4.510% - 4.621%, 2/1/2008 - 2/6/2008	168,994,393
45,000,000	[1,2]	Royal Bank of Scotland PLC, Edinburgh, 5.162%, 2/21/2008	45,000,000
32,180,000		Rush Medical Foundation, (Series 2006), (Regions Bank, Alabama LOC), 3.290%, 2/1/2008	32,180,000
19,000,000		Salvation Army, (Series 2004-A), (Bank of New York LOC), 3.260%, 2/7/2008	19,000,000
1,045,000		Savannah, GA Housing Authority, (SunTrust Bank LOC), 3.400%, 2/6/2008	1,045,000
11,100,000		Seeber USA LLP, (Series 2000), (Wachovia Bank N.A. LOC), 3.320%, 2/6/2008	11,100,000
50,000,000	[1,2]	Societe Generale, Paris, 4.631%, 2/4/2008	50,000,000
10,835,000		Spira Millenium LLC, (Series 2001), (Bank of America N.A. LOC), 3.350%, 2/7/2008	10,835,000
47,680,000		Spitzer Group, (JPMorgan Chase Bank, N.A. LOC), 3.350%, 2/7/2008	47,680,000
2,280,000		Springfield Ltd. Partnership, (UBS AG LOC), 3.350%, 2/7/2008	2,280,000
960,000		St. Paul, MN Port Authority, Bix Fruit Co. (Series 1998-B), (Marshall & Ilsley Bank, Milwaukee LOC), 4.300%, 2/7/2008	960,000
1,560,000		St. Paul, MN Port Authority, National Checking Co. Project (Series 1998-B), (U.S. Bank, N.A. LOC), 4.200%, 2/7/2008	1,560,000
115,000,000	[1,2]	Svenska Handelsbanken, Stockholm, 4.289%, 2/13/2008	115,000,000
75,000,000		Svenska Handelsbanken, Stockholm, 4.468%, 4/7/2008	75,000,000
5,635,000		Trinity Baptist Church, (Series 2002-A), (Regions Bank, Alabama LOC), 3.260%, 2/7/2008	5,635,000
265,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, (Series 2007-2 Tranche #1), (GTD by Wachovia Corp.), 5.143% - 5.291%, 3/17/2008 - 3/28/2008	265,000,000
9,300,000		Victor H. Hanson/Elizabeth F. Hanson, (Regions Bank, Alabama LOC), 3.310%, 2/7/2008	9,300,000
1,100,000		Village Green Finance Co. LLC, (Series 1997), (Wachovia Bank N.A. LOC), 3.320%, 2/6/2008	1,100,000
1,367,000		Vista Funding Corp., (Series 1995-D), (Fifth Third Bank, Cincinnati LOC), 3.560%, 2/7/2008	1,367,000
1,155,000		Vista Funding Corp., (Series 1998-B), (Fifth Third Bank, Cincinnati LOC), 3.230%, 2/7/2008	1,155,000
352,732,000		Wachovia Bank N.A., 3.070% - 4.753%, 2/1/2008 - 4/28/2008	352,445,954
9,490,000		Western Reserve Masonic Community, Inc., (GTD by JPMorgan Chase Bank, N.A.), 3.360%, 2/7/2008	9,490,000
25,000,000		Westpac Banking Corp. Ltd., Sydney, 5.201%, 3/11/2008	25,000,000
8,985,000		Whetstone Care Center LLC, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 3.360%, 2/7/2008	8,985,000
33,770,000		World Wildlife Fund, Inc., (Series 2000 B), (INS AMBAC Financial Group, Inc.), 3.260%, 2/7/2008	33,770,000
		TOTAL	4,769,752,681
		Brokerage--6.5%
100,000,000		Goldman Sachs Group, Inc., 3.350%, 2/1/2008	100,000,000
50,000,000	[1,2]	Goldman Sachs Group, Inc., 4.506%, 2/15/2008	50,000,414
109,500,000	[1,2]	Merrill Lynch & Co., Inc., 4.461%, 2/19/2008	109,500,000
445,000,000		Merrill Lynch & Co., Inc., 3.350% - 5.204%, 2/4/2008 - 2/25/2008	445,000,000
866,000,000		Morgan Stanley, 3.195% - 4.650%, 2/1/2008 - 2/27/2008	866,000,482
		TOTAL	1,570,500,896
Principal Amount or Shares			Value
		NOTES - VARIABLE--continued [4]
		Electrical Equipment--0.2%
$2,090,000		Alabama State IDA, General Electric Project, (General Electric Co. LOC), 3.320%, 2/7/2008	$2,090,000
53,502,979		Northwest Airlines, Inc., (GTD by General Electric Co.), 4.954%, 2/4/2008	53,502,979
		TOTAL	55,592,979
		Finance -- Commercial--0.5%
125,000,000		General Electric Capital Corp., 4.701%, 2/11/2008	125,000,000
		Finance -- Retail--0.6%
150,000,000	[1,2]	Paradigm Funding LLC, 3.894%, 2/21/2008	149,998,373
		Finance -- Securities--5.3%
200,500,000	[1,2]	Asscher Finance Corp., 4.431% - 5.081%, 8/1/2008 - 8/15/2008	200,454,418
10,000,000	[1,2]	Beta Finance, Inc., 5.294%, 2/11/2008	10,000,383
714,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 3.065% - 4.970%, 3/17/2008 - 8/20/2008	713,949,695
354,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 3.914% - 4.985%, 2/19/2008 - 8/18/2008	353,982,189
		TOTAL	1,278,386,685
		Government Agency--0.0%
5,350,000		Grand Pointe II Ltd. Partnership, (Series 1999), Globe Apartments, (FHLB of Indianapolis LOC), 4.650%, 2/7/2008	5,350,000
		Insurance--2.8%
17,900,000		Albuquerque, NM, (Series 2000 A), (INS by MBIA Insurance Corp.), 4.980%, 2/6/2008	17,900,000
64,000,000		Genworth Life Insurance Co., 4.839%, 3/1/2008	64,000,000
50,000,000		Hartford Life Insurance Co., 3.375% - 3.460%, 2/1/2008 - 3/1/2008	50,000,000
66,000,000		MetLife Insurance Co. of Connecticut, 3.195% - 4.740%, 2/19/2008 - 3/28/2008	66,000,000
105,000,000		Metropolitan Life Insurance Co., 3.195% - 5.202%, 2/1/2008 - 4/1/2008	105,000,000
120,000,000		Monumental Life Insurance Co., 3.225% - 4.523%, 2/1/2008 - 4/2/2008	120,000,000
120,000,000		New York Life Insurance Co., 4.129% - 5.184%, 3/3/2008	120,000,000
10,000,000	[1,2]	Pacific Life Global Funding, 3.370%, 4/9/2008	10,000,000
125,000,000		Transamerica Occidental Life Insurance Co., 4.839%, 4/1/2008	125,000,000
		TOTAL	677,900,000
		Oil & Oil Finance--0.4%
100,000,000		BP Capital Markets p.l.c., (GTD by BP PLC), 4.319%, 3/11/2008	100,000,000
		TOTAL NOTES -- VARIABLE	8,732,481,614
		TIME DEPOSITS--2.9%
		Banking--2.9%
190,000,000		Chase Bank USA, N.A., 3.125%, 2/1/2008	190,000,000
75,000,000		Deutsche Bank AG, 3.125%, 2/1/2008	75,000,000
250,000,000		Marshall & Ilsley Bank, Milwaukee, 3.025%, 2/1/2008	250,000,000
200,000,000		Societe Generale, Paris, 3.105%, 2/1/2008	200,000,000
		TOTAL TIME DEPOSITS	715,000,000
		MUTUAL FUND--0.1%
		Asset Management--0.1%
20,059,291	[5]	DWS Money Market Trust, 4.233%	20,059,291
Principal Amount			Value
		REPURCHASE AGREEMENTS--2.4%
$539,092,000		Interest in $3,474,000,000 joint repurchase agreement 3.00%, dated 1/31/2008 under which Bank of America N.A. will repurchase securities provided as collateral for $3,474,289,500 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2035 and the market value of those underlying securities was $3,543,775,854.	$539,092,000
50,000,000		Interest in $100,000,000 joint repurchase agreement 1.54%, dated 1/31/2008 under which UBS Securities LLC will repurchase securities provided as collateral for $100,004,278 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/29/2016 and the market value of those underlying securities was $102,001,660.	50,000,000
		TOTAL REPURCHASE AGREEMENTS	589,092,000
		TOTAL INVESTMENTS--99.8% (AT AMORTIZED COST) [6]	24,258,571,626
		OTHER ASETS AND LIABILITIES - NET--0.2% [7]	45,565,044
		TOTAL NET ASSETS--100%	$24,304,136,670
1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2008, these restricted securities amounted to $8,433,336,194 which represented 34.7% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At January 31, 2008, these liquid restricted securities amounted to $8,276,604,156 which represented 34.1% of total net assets.

3 Discount rate at time of purchase, for discount issues, or the coupon for interest-bearing issues.

4 Floating rate notes with current rate and next reset date shown.

5 7-Day net yield.

6 Also represents cost for federal tax purposes.

7 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2008.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
FHLB	--Federal Home Loan Bank
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts - Liquidity Optional Tender Series
SWP	--Swap Agreement

See Notes which are an integral part of the Financial Statements

Treasury Obligations Fund
Portfolio of Investments Summary Tables

At January 31, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Repurchase Agreements	100.1%
Other Assets and Liabilities--Net [2]	(0.1)%
TOTAL	100.0%

At January 31, 2008, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	98.2%
8-30 Days	0.0%
31-90 Days	0.0%
91-180 Days	1.9%
181 Days or more	0.0%
Other Assets and Liabilities--Net [2]	(0.1)%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Treasury Obligations Fund
Portfolio of Investments

January 31, 2008 (unaudited)

Principal Amount			Value
		REPURCHASE AGREEMENTS--100.1%
$1,435,000,000		Interest in $1,800,000,000 joint repurchase agreement 1.70%, dated 1/31/2008 under which ABN AMRO Bank NV, New York will repurchase securities provided as collateral for $1,800,085,000 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2037 and the market value of those underlying securities was $1,836,087,217.	$1,435,000,000
250,000,000		Repurchase agreement 1.70%, dated 1/31/2008 under which Abbey National Securities, Inc. will repurchase securities provided as collateral for $250,011,806 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2030 and the market value of those underlying securities was $255,012,214.	250,000,000
2,163,324,000		Interest in $2,850,000,000 joint repurchase agreement 1.70%, dated 1/31/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $2,850,134,583 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2022 and the market value of those underlying securities was $2,907,138,333.	2,163,324,000
1,455,000,000		Interest in $2,000,000,000 joint repurchase agreement 1.70%, dated 1/31/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $2,000,094,444 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2029 and the market value of those underlying securities was $2,040,096,796.	1,455,000,000
500,000,000		Repurchase agreement 1.71%, dated 1/31/2008 under which Bear Stearns and Co., Inc. will repurchase securities provided as collateral for $500,023,750 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2017 and the market value of those underlying securities was $510,000,350.	500,000,000
100,000,000		Repurchase agreement 1.70%, dated 1/31/2008 under which CIBC World Markets Corp. will repurchase securities provided as collateral for $100,004,722 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2026 and the market value of those underlying securities was $102,000,168.	100,000,000
1,300,000,000		Repurchase agreement 1.90%, dated 1/31/2008 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,300,068,611 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2028 and the market value of those underlying securities was $1,326,070,751.	1,300,000,000
500,000,000		Repurchase agreement 1.85%, dated 1/31/2008 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $500,025,694 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2027 and the market value of those underlying securities was $510,004,131.	500,000,000
38,000,000		Interest in $42,000,000 joint repurchase agreement 1.65%, dated 1/31/2008 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $42,001,925 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 1/15/2010 and the market value of those underlying securities was $42,842,458.	38,000,000
2,000,000,000		Repurchase agreement 1.75%, dated 1/31/2008 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $2,000,097,222 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2037 and the market value of those underlying securities was $2,040,100,020.	2,000,000,000
1,000,000,000		Repurchase agreement 1.90%, dated 1/31/2008 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,052,778 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 7/15/2014 and the market value of those underlying securities was $1,020,054,487.	1,000,000,000
1,500,000,000		Repurchase agreement 1.75%, dated 1/31/2008 under which Dresdner Kleinwort Wassertstein will repurchase securities provided as collateral for $1,500,072,917 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2026 and the market value of those underlying securities was $1,530,002,231.	1,500,000,000
1,500,000,000		Repurchase agreement 1.75%, dated 1/31/2008 under which Fortis Securities LLC will repurchase securities provided as collateral for $1,500,072,917 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2037 and the market value of those underlying securities was $1,530,075,175.	1,500,000,000
500,000,000		Repurchase agreement 1.75%, dated 1/31/2008 under which Greenwich Capital Markets, Inc. will repurchase securities provided as collateral for $500,024,306 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2016 and the market value of those underlying securities was $510,003,690.	500,000,000
200,000,000		Repurchase agreement 2.25%, dated 1/31/2008 under which Greenwich Capital Markets, Inc. will repurchase securities provided as collateral for $200,012,500 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 7/31/2012 and the market value of those underlying securities was $204,000,881.	200,000,000
1,300,000,000		Repurchase agreement 1.75%, dated 1/31/2008 under which HSBC Securities, Inc. will repurchase securities provided as collateral for $1,300,063,194 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2017 and the market value of those underlying securities was $1,326,000,312.	1,300,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$500,000,000		Repurchase agreement 1.70%, dated 1/31/2008 under which ING Financial Markets LLC will repurchase securities provided as collateral for $500,023,611 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2009 and the market value of those underlying securities was $510,003,379.	$500,000,000
1,500,000,000		Repurchase agreement 1.75%, dated 1/31/2008 under which ING Financial Markets LLC will repurchase securities provided as collateral for $1,500,072,917 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2036 and the market value of those underlying securities was $1,530,001,795.	1,500,000,000
1,255,000,000		Interest in $1,800,000,000 joint repurchase agreement 1.60%, dated 1/31/2008 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $1,800,080,000 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2037 and the market value of those underlying securities was $1,836,001,717.	1,255,000,000
1,000,000,000		Repurchase agreement 1.65%, dated 1/31/2008 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $1,000,045,833 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2023 and the market value of those underlying securities was $1,020,005,212.	1,000,000,000
2,255,000,000		Interest in $2,800,000,000 joint repurchase agreement 1.60%, dated 1/31/2008 under which Lehman Brothers, Inc. will repurchase securities provided as collateral for $2,800,124,444 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2026 and the market value of those underlying securities was $2,856,001,779.	2,255,000,000
450,000,000		Repurchase agreement 1.70%, dated 1/31/2008 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $450,021,250 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2037 and the market value of those underlying securities was $459,022,010.	450,000,000
400,000,000		Repurchase agreement 1.71%, dated 1/31/2008 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $400,019,000 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2017 and the market value of those underlying securities was $408,019,381.	400,000,000
96,000,000		Interest in $100,000,000 joint repurchase agreement 1.49%, dated 1/31/2008 under which UBS Securities LLC will repurchase securities provided as collateral for $100,004,139 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/30/2011 and the market value of those underlying securities was $102,004,662.	96,000,000
1,000,000,000		Repurchase agreement 1.59%, dated 1/31/2008 under which UBS Securities LLC will repurchase securities provided as collateral for $1,000,044,167 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2032 and the market value of those underlying securities was $1,020,004,374.	1,000,000,000
800,000,000		Repurchase agreement 1.60%, dated 1/31/2008 under which UBS Securities LLC will repurchase securities provided as collateral for $800,035,556 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2023 and the market value of those underlying securities was $816,004,872.	800,000,000
179,000,000	[1]	Interest in $200,000,000 joint repurchase agreement 5.20%, dated 5/22/2007 under which UBS Securities LLC will repurchase securities provided as collateral for $210,515,556 on 5/21/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2016 and the market value of those underlying securities was $211,457,442.	179,000,000
177,000,000	[1]	Interest in $197,000,000 joint repurchase agreement 5.25%, dated 5/31/2007 under which UBS Securities LLC will repurchase securities provided as collateral for $207,457,417 on 5/30/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2017 and the market value of those underlying securities was $208,091,489.	177,000,000
140,000,000	[1]	Interest in $155,000,000 joint repurchase agreement 5.32%, dated 6/14/2007 under which UBS Securities LLC will repurchase securities provided as collateral for $163,337,622 on 6/13/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2017 and the market value of those underlying securities was $163,243,897.	140,000,000
		TOTAL INVESTMENTS--100.1% (AT AMORTIZED COST) [2]	25,493,324,000
		OTHER ASSETS AND LIABILITIES - NET--(0.1)% [3]	(28,787,598)
		TOTAL NET ASSETS--100%	$25,464,536,402

1 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

2 Also represents cost for federal tax purposes.

3 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2008.

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

January 31, 2008 (unaudited)

	Government Obligations Fund	Prime Obligations Fund	Treasury Obligations Fund
Assets:
Investments in repurchase agreements	$20,198,871,000	$589,092,000	$25,493,324,000
Investments in securities	9,544,371,637	23,669,479,626	--
Total investments in securities, at amortized cost and value	29,743,242,637	24,258,571,626	25,493,324,000
Income receivable	59,292,242	102,084,236	18,863,601
Receivable for shares sold	14,080,903	8,871,817	227,224
TOTAL ASSETS	29,816,615,782	24,369,527,679	25,512,414,825
Liabilities:
Payable for investments purchased	512,599,391	--	--
Payable for shares redeemed	2,630,502	262,032	137,369
Bank overdraft	1,438,982	3,175,866	188,483
Payable to Directors'/Trustees' fees	--	2,351	--
Payable for distribution services fee (Note 4)	62,894	95,461	273,298
Payable for shareholder services fee (Note 4)	1,266,365	1,056,927	1,210,462
Income distribution payable	40,242,562	60,095,375	45,291,771
Accrued expenses	255,416	702,997	777,040
TOTAL LIABILITIES	558,496,112	65,391,009	47,878,423
TOTAL NET ASSETS	$29,258,119,670	$24,304,136,670	$25,464,536,402
Net Assets Consist of:
Paid-in capital	$29,258,358,397	$24,305,196,874	$25,464,675,725
Distributions in excess of net investment income	(238,727)	(1,060,204)	(139,323)
TOTAL NET ASSETS	$29,258,119,670	$24,304,136,670	$25,464,536,402
Net Assets:
Institutional Shares	$18,606,683,575	$17,331,868,269	$16,013,665,364
Institutional Service Shares	8,075,485,954	6,510,427,445	6,841,565,031
Institutional Capital Shares	2,285,240,464	--	1,361,795,398
Trust Shares	290,709,677	461,840,956	1,247,510,609
TOTAL NET ASSETS	$29,258,119,670	$24,304,136,670	$25,464,536,402
Shares Outstanding, No Par Value, Unlimited Shares Authorized:
Institutional Shares	18,607,093,271	17,333,478,441	16,014,300,552
Institutional Service Shares	8,075,433,644	6,509,860,161	6,841,390,997
Institutional Capital Shares	2,285,385,746	--	1,361,406,805
Trust Shares	290,445,744	461,857,784	1,247,577,371
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares	$1.00	$1.00	$1.00
Institutional Service Shares	$1.00	$1.00	$1.00
Institutional Capital Shares	$1.00	--	$1.00
Trust Shares	$1.00	$1.00	$1.00

See Notes which are an integral part of the Financial Statements

Statements of Operations

Six Months Ended January 31, 2008 (unaudited)

	Government Obligations Fund	Prime Obligations Fund	Treasury Obligations Fund
Investment Income:
Dividends	$--	$2,541,038	$--
Interest	504,439,669	646,011,981	473,529,369
TOTAL INCOME	504,439,669	648,553,019	473,529,369
Expenses:
Investment adviser fee (Note 4)	20,954,880	25,288,039	22,102,191
Administrative personnel and services fee (Note 4)	8,243,021	9,949,999	8,695,401
Custodian fees	369,678	492,941	383,872
Transfer and dividend disbursing agent fees and expenses	207,986	156,418	79,844
Directors'/Trustees' fees	63,867	109,373	79,555
Auditing fees	9,904	9,904	9,871
Legal fees	6,743	7,910	7,097
Portfolio accounting fees	99,760	93,716	99,763
Distribution services fee--Trust Shares (Note 4)	353,247	499,515	1,674,856
Shareholder services fee--Institutional Service Shares (Note 4)	5,497,175	5,514,631	6,419,436
Shareholder services fee--Institutional Capital Shares (Note 4)	579,479	--	524,006
Account administration fee--Institutional Service Shares	1,252,873	2,589,625	1,467,873
Account administration fee--Institutional Capital Shares	69,718	--	43,684
Account administration fee--Trust Shares	348,884	498,115	1,674,856
Share registration costs	87,862	30,643	122,583
Printing and postage	85,151	81,292	30,692
Insurance premiums	30,703	53,698	38,635
Miscellaneous	31,450	45,810	30,423
TOTAL EXPENSES	38,292,381	45,421,629	43,484,638
Waivers (Note 4):
Waiver of investment adviser fee	(8,463,793)	(10,100,761)	(8,762,123)
Waiver of administrative personnel and services fee	(259,212)	(315,256)	(274,467)
TOTAL WAIVERS	(8,723,005)	(10,416,017)	(9,036,590)
Net expenses	29,569,376	35,005,612	34,448,048
Net investment income	$474,870,293	$613,547,407	$439,081,321

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Government Obligations Fund		Prime Obligations Fund
	Six Months Ended (unaudited) 1/31/2008	Year Ended 7/31/2007	Six Months Ended (unaudited) 1/31/2008	Year Ended 7/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$474,870,293	$610,237,198	$613,547,407	$1,128,457,715
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(322,262,002)	(388,506,266)	(451,780,181)	(805,820,628)
Institutional Service Shares	(118,533,891)	(187,401,781)	(153,859,103)	(313,844,937)
Institutional Capital Shares	(28,433,329)	(24,246,736)	--	--
Trust Shares	(5,888,428)	(10,180,185)	(8,837,260)	(8,891,098)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(475,117,650)	(610,334,968)	(614,476,544)	(1,128,556,663)
Share Transactions:
Proceeds from sale of shares	92,592,207,709	100,219,379,000	136,216,455,518	245,101,417,058
Net asset value of shares issued to shareholders in payment of distributions declared	253,000,154	316,591,643	226,879,610	421,595,608
Cost of shares redeemed	(77,674,058,383)	(97,043,441,744)	(135,122,101,293)	(243,609,532,942)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	15,171,149,480	3,492,528,899	1,321,233,835	1,913,479,724
Change in net assets	15,170,902,123	3,492,431,129	1,320,304,698	1,913,380,776
Net Assets:
Beginning of period	14,087,217,547	10,594,786,418	22,983,831,972	21,070,451,196
End of period	$29,258,119,670	$14,087,217,547	$24,304,136,670	$22,983,831,972
Undistributed (distributions in excess of) net investment income	$(238,727)	$8,630	$(1,060,204)	$(131,067)

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Treasury Obligations Fund
	Six Months Ended (unaudited) 1/31/2008	Year Ended 7/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$439,081,321	$701,947,284
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(269,468,501)	(337,153,887)
Institutional Service Shares	(122,737,265)	(270,525,221)
Institutional Capital Shares	(22,597,888)	(51,279,269)
Trust Shares	(24,345,374)	(43,001,403)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(439,149,028)	(701,959,780)
Share Transactions:
Proceeds from sale of shares	71,424,758,363	67,240,816,072
Net asset value of shares issued to shareholders in payment of distributions declared	121,313,925	203,283,357
Cost of shares redeemed	(61,224,696,930)	(66,261,597,442)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	10,321,375,358	1,182,501,987
Change in net assets	10,321,307,651	1,182,489,491
Net Assets:
Beginning of period	15,143,228,751	13,960,739,260
End of period	$25,464,536,402	$15,143,228,751
Distributions in excess of net investment income	$(139,323)	$(71,616)

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2008 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 40 portfolios. The financial statements of the following portfolios (individually referred to as the "Fund" or collectively as the "Funds") are presented herein:

Portfolio Name	Diversification	Classes of Shares	Investment Objective
Government Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares Trust Shares	To provide current income consistent with stability of principal.
Prime Obligations Fund	diversified	Institutional Shares Institutional Service Shares Trust Shares	To provide current income consistent with stability of principal.
Treasury Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares Trust Shares	To provide current income consistent with stability of principal.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. All shares of the Funds have equal rights with respect to voting, except on class specific matters. The financial highlights of the Institutional Shares, Institutional Service Shares and Institutional Capital Shares are presented separately.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act. Shares of other mutual funds are valued based upon their reported net asset value.

Repurchase Agreements

It is the policy of the Funds to require the other party to a repurchase agreement to transfer to the Funds' custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a "securities entitlement" and exercise "control" as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Funds treat the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Funds in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Funds may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Funds' adviser and its affiliates. The Funds will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration fees, distribution services fees and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is each Fund's policy to comply with subchapter M provision of the Internal Revenue Code (the "Code") and to distribute each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Funds adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes", on January 31, 2008. As of and during the six months ended January 31, 2008, the Funds did not have a liability for any unrecognized tax expenses. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2008, tax years 2004 through 2007 remain subject to examination by the Funds' major tax jurisdictions, which include the United States of America and the state of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Funds' Board of Trustees (the "Trustees"). The Funds will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held by Prime Obligations Fund at January 31, 2008, is as follows:

Security	Acquisition Date	Acquisition Cost
CAL Securitization Trust 2006-1, Class A2, 4.506%, 12/15/2008	12/6/2007	$131,137,372
CAL Securitization Trust 2007-1, Class A1, 5.425%, 7/15/2008	6/19/2007	$ 25,594,666

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Government Obligations Fund
	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	73,625,825,709	$73,625,825,709	75,889,159,353	$75,889,159,353
Shares issued to shareholders in payment of distributions declared	167,788,902	167,788,902	197,604,600	197,604,600
Shares redeemed	(64,129,720,375)	(64,129,720,375)	(73,763,192,844)	(73,763,192,844)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	9,663,894,236	$9,663,894,236	2,323,571,109	$2,323,571,109

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	14,754,100,697	$14,754,100,697	19,110,014,692	$19,110,014,692
Shares issued to shareholders in payment of distributions declared	55,158,299	55,158,299	90,883,175	90,883,175
Shares redeemed	(11,001,204,413)	(11,001,204,413)	(18,426,895,947)	(18,426,895,947)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	3,808,054,583	$3,808,054,583	774,001,920	$774,001,920

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	3,420,645,099	$3,420,645,099	843,228,727	$843,228,727
Shares issued to shareholders in payment of distributions declared	27,792,103	27,792,103	23,858,170	23,858,170
Shares redeemed	(1,800,536,767)	(1,800,536,767)	(607,030,491)	(607,030,491)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	1,647,900,435	$1,647,900,435	260,056,406	$260,056,406

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	791,636,204	$791,636,204	4,376,976,228	$4,376,976,228
Shares issued to shareholders in payment of distributions declared	2,260,850	2,260,850	4,245,698	4,245,698
Shares redeemed	(742,596,828)	(742,596,828)	(4,246,322,462)	(4,246,322,462)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	51,300,226	$51,300,226	134,899,464	$134,899,464
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	15,171,149,480	$15,171,149,480	3,492,528,899	$3,492,528,899

	Prime Obligations Fund
	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	108,263,016,074	$108,263,016,074	192,143,691,315	$192,143,691,315
Shares issued to shareholders in payment of distributions declared	176,414,930	176,414,930	324,045,166	324,045,166
Shares redeemed	(107,576,138,960)	(107,576,138,960)	(191,148,288,071)	(191,148,288,071)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	863,292,044	$863,292,044	1,319,448,410	$1,319,448,410

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	27,312,602,551	$27,312,602,551	52,109,567,109	$52,109,567,109
Shares issued to shareholders in payment of distributions declared	48,026,505	48,026,505	94,687,949	94,687,949
Shares redeemed	(27,058,141,771)	(27,058,141,771)	(51,825,239,866)	(51,825,239,866)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	302,487,285	$302,487,285	379,015,192	$379,015,192

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	640,836,893	$640,836,893	848,158,634	$848,158,634
Shares issued to shareholders in payment of distributions declared	2,438,175	2,438,175	2,862,493	2,862,493
Shares redeemed	(487,820,562)	(487,820,562)	(636,005,005)	(636,005,005)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	155,454,506	$155,454,506	215,016,122	$215,016,122
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,321,233,835	$1,321,233,835	1,913,479,724	$1,913,479,724

	Treasury Obligations Fund
	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	57,339,626,135	$57,339,626,135	37,889,992,415	$37,889,992,415
Shares issued to shareholders in payment of distributions declared	96,411,407	96,411,407	143,330,476	143,330,476
Shares redeemed	(48,144,822,891)	(48,144,822,891)	(37,729,469,179)	(37,729,469,179)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	9,291,214,651	$9,291,214,651	303,853,712	$303,853,712

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	9,986,619,909	$9,986,619,909	21,388,216,417	$21,388,216,417
Shares issued to shareholders in payment of distributions declared	21,256,409	21,256,409	48,349,298	48,349,298
Shares redeemed	(9,290,282,367)	(9,290,282,367)	(21,025,359,506)	(21,025,359,506)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	717,593,951	$717,593,951	411,206,209	$411,206,209

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	2,563,989,834	$2,563,989,834	6,042,473,500	$6,042,473,500
Shares issued to shareholders in payment of distributions declared	2,517,363	2,517,363	9,205,389	9,205,389
Shares redeemed	(2,343,049,226)	(2,343,049,226)	(5,951,055,848)	(5,951,055,848)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	223,457,971	$223,457,971	100,623,041	$100,623,041

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	1,534,522,485	$1,534,522,485	1,920,133,740	$1,920,133,740
Shares issued to shareholders in payment of distributions declared	1,128,746	1,128,746	2,398,194	2,398,194
Shares redeemed	(1,446,542,446)	(1,446,542,446)	(1,555,712,909)	(1,555,712,909)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	89,108,785	$89,108,785	366,819,025	$366,819,025
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	10,321,375,358	$10,321,375,358	1,182,501,987	$1,182,501,987

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Funds' investment adviser (the "Adviser"). The advisory agreement between the Funds and Adviser provides for an annual fee equal to 0.20% of each Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

For the six months ended January 31, 2008, the Adviser voluntarily waived the following fees:

Fund	Adviser Fee Waiver
Government Obligations Fund	$ 8,463,793
Prime Obligations Fund	$10,100,761
Treasury Obligations Fund	$ 8,762,123

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2008, the net fee paid to FAS was 0.076% of average daily net assets of each Fund.

For the six months ended January 31, 2008, FAS waived the following fees:

Fund	Administrative Fee Waiver
Government Obligations Fund	$259,212
Prime Obligations Fund	$315,256
Treasury Obligations Fund	$274,467

Distribution Services Fee

The Funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of their Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Funds may incur distribution expenses at 0.25% of average daily net assets of the Funds' Trust Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2008, FSC did not retain any fees paid by the Funds.

Shareholder Services Fee

The Funds may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Funds' Institutional Shares, Institutional Service Shares and Institutional Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Funds for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time.

For the six months ended January 31, 2008, FSSC received the following fees paid by the Funds. For the six months ended January 31, 2008, the Institutional Shares for the Funds did not incur a shareholder services fee.

Fund	Shareholder Services Fees Received
Prime Obligations Fund	$163
Treasury Obligations Fund	$256

General

Certain of the Officers and Trustees of the Funds are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF RISK

A substantial part of Prime Obligations Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.

6. LINE OF CREDIT

The Funds participate in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2008, there were no outstanding loans. During the six months ended January 31, 2008, the Funds did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Funds, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from or lend money to other participating affiliated funds. As of January 31, 2008, there were no outstanding loans. During the six months ended January 31, 2008, the program was not utilized.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Funds' net assets or results of operations.

Evaluation and Approval of Advisory Contracts

GOVERNMENT OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

PRIME OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

TREASURY OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the trust's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N153
Cusip 60934N146
Cusip 60934N120

30075 (3/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Capital Reserves Fund

Federated Government Reserves Fund

Federated Municipal Trust

Portfolios of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2008

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIOS OF INVESTMENTS
STATEMENTS OF ASSETS AND LIABILITIES
STATEMENTS OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Federated Capital Reserves Fund

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,		Period Ended
	1/31/2008		2007	2006	7/31/2005	[1]
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.021		0.044	0.035	0.009
Less Distributions:
Distributions from net investment income	(0.021)		(0.044)	(0.035)	(0.009)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00
Total Return [2]	2.16%		4.48%	3.51%	0.90%

Ratios to Average Net Assets:
Net expenses	1.00	% [3]	1.00%	1.00%	1.00	% [3]
Net investment income	4.25	% [3]	4.39%	3.47%	2.26	% [3]
Expense waiver/reimbursement [4]	0.33	% [3]	0.33%	0.33%	0.35	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$10,531,692		$9,311,899	$8,165,254	$7,429,461

1 Reflects operations for the period from February 25, 2005 (commencement of operations) to July 31, 2005.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Federated Government Reserves Fund

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,		Period Ended
	1/31/2008		2007	2006	7/31/2005	[1]
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.020		0.043	0.034	0.009
Less Distributions:
Distributions from net investment income	(0.020)		(0.043)	(0.034)	(0.009)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00
Total Return [2]	1.97%		4.41%	3.46%	0.87%

Ratios to Average Net Assets:
Net expenses	1.00	% [3]	1.00%	1.00%	1.00	% [3]
Net investment income	3.87	% [3]	4.33%	3.43%	2.23	% [3]
Expense waiver/reimbursement [4]	0.30	% [3]	0.30%	0.30%	0.31	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$11,662,204		$9,295,241	$7,623,531	$6,250,822

1 Reflects operations for the period from February 25, 2005 (commencement of operations) to July 31, 2005.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Federated Municipal Trust

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,				Period Ended
	1/31/2008		2007		2006		7/31/2005	[1]
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00
Income From Investment Operations:
Net investment income	0.013		0.028		0.022		0.007
Net realized gain (loss) on investments	0.000	[2]	0.000	[2]	(0.000	) [2]	--
TOTAL FROM INVESTMENT OPERATIONS	0.013		0.028		0.022		0.007
Less Distributions:
Distributions from net investment income	(0.013)		(0.028)		(0.022)		(0.007)
Distributions from net realized gain on investments	(0.000	) [2]	(0.000	) [2]	--		--
TOTAL DISTRIBUTIONS	(0.013)		(0.028)		(0.022)		(0.007)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00
Total Return [3]	1.33%		2.77%		2.20%		0.67%

Ratios to Average Net Assets:
Net expenses	1.00	% [4]	1.00%		1.00%		1.00	% [4]
Net investment income	2.63	% [4]	2.73%		2.17%		1.63	% [4]
Expense waiver/reimbursement [5]	0.39	% [4]	0.40%		0.39%		0.51	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$538,681		$446,174		$403,322		$442,515

1 Reflects operations for the period from February 25, 2005 (commencement of operations) to July 31, 2005.

2 Represents less than $0.001.

3 Based on net asset value. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of a Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2007 to January 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in a Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2007	Ending Account Value 1/31/2008	Expenses Paid During Period [1]
Actual:
Federated Capital Reserves Fund	$1,000	$1,021.60	$5.08
Federated Government Reserves Fund	$1,000	$1,019.70	$5.08
Federated Municipal Trust	$1,000	$1,013.30	$5.06
Hypothetical (assuming a 5% return before expenses):
Federated Capital Reserves Fund	$1,000	$1,020.11	$5.08
Federated Government Reserves Fund	$1,000	$1,020.11	$5.08
Federated Municipal Trust	$1,000	$1,020.11	$5.08

1 Expenses are equal to each Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Federated Capital Reserves Fund	1.00%
Federated Government Reserves Fund	1.00%
Federated Municipal Trust	1.00%

Federated Capital Reserves Fund
Portfolio of Investments Summary Tables

At January 31, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	50.2%
Variable Rate Demand Instruments	30.1%
Bank Instruments	14.6%
Repurchase Agreements	5.5%
Other Assets and Liabilities--Net [2]	(0.4)%
TOTAL	100.0%

At January 31, 2008, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	25.3	% [4]
8-30 Days	30.3%
31-90 Days	24.8%
91-180 Days	14.0%
181 Days or more	6.0%
Other Assets and Liabilities--Net [2]	(0.4)%
TOTAL	100.0%

1 Commercial paper and notes includes any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus for descriptions of commercial paper, repurchase agreements and bank instruments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 15.8% of the Fund's portfolio.

Federated Capital Reserves Fund
Portfolio of Investments

January 31, 2008 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--4.7%
		Finance - Automotive--1.8%
$44,472,674	[1]	CAL Securitization Trust 2006-1, Class A2, 4.506%, 12/15/2008	$44,472,674
6,398,666	[1]	CAL Securitization Trust 2007-1, Class A1, 5.425%, 7/15/2008	6,398,666
16,537,906	[1,2]	Capital Auto Receivables Asset Trust 2007-4, Class A1, 4.910%, 11/17/2008	16,537,906
52,962,655	[1,2]	Capital Auto Receivables Asset Trust 2007-SN2, Class A1, 5.105%, 12/15/2008	52,962,655
20,307,671	[1,2]	Ford Credit Auto Owner Trust 2007-B, Class A1, 5.292%, 10/15/2008	20,307,671
30,000,000	[1,2]	Ford Credit Auto Owner Trust 2008-A, Class A1, 4.018%, 2/13/2009	30,000,000
7,514,996		Triad Automobile Receivables Trust 2007-B, Class A1, 5.068%, 12/12/2008	7,514,996
12,000,000		Wachovia Auto Loan Owner Trust 2008-1, Class A1, 3.943%, 1/20/2009	12,000,000
		TOTAL	190,194,568
		Finance - Equipment--0.1%
8,126,662		Caterpillar Financial Asset Trust 2007-A, Class A1, 5.672%, 9/25/2008	8,126,662
		Finance - Retail--2.6%
145,000,000	[1,2]	Arkle Master Issuer PLC 2007-1, Class 1A, 4.003%, 5/17/2008	144,885,997
65,730,000		Holmes Master Issuer PLC 2007-1, Class 1A1, 4.216%, 3/15/2008	65,725,501
66,123,320	[1,2]	WST Trust Series 2007-1G, Class A1, 4.952%, 5/21/2008	66,123,320
		TOTAL	276,734,818
		Insurance--0.2%
23,816,595		Capital One Auto Finance Trust 2007-C, Class A1, (Guaranteed by Financial Guaranty Insurance Corp.), 5.282%, 10/15/2008	23,816,595
		TOTAL ASSET BACKED SECURITIES	498,872,643
		CERTIFICATES OF DEPOSIT--14.6%
		Banking--14.6%
100,000,000		Bank of Montreal, 3.250% - 4.920%, 5/30/2008 - 7/29/2008	100,000,000
25,000,000		Bank of Scotland, Edinburgh, 5.310%, 5/22/2008	25,000,000
230,000,000		Barclays Bank PLC, 4.580% - 5.380%, 2/11/2008 - 7/2/2008	230,001,444
204,500,000		Comerica Bank, 4.540% - 4.850%, 5/20/2008 - 7/2/2008	204,500,000
158,000,000		Credit Suisse, Zurich, 5.290% - 5.405%, 4/11/2008 - 6/9/2008	157,999,800
352,300,000		DePfa Bank PLC, 3.830% - 5.055%, 4/4/2008 - 7/10/2008	352,300,000
75,000,000		Huntington National Bank, Columbus, OH, 5.100% - 5.190%, 3/17/2008 - 4/7/2008	75,000,000
100,000,000		Natixis, 3.000% - 3.250%, 4/14/2008 - 8/1/2008	100,040,092
50,000,000		Royal Bank of Scotland PLC, Edinburgh, 4.850%, 5/21/2008	50,000,000
75,000,000		Societe Generale, Paris, 3.250 - 5.420%, 7/10/2008 - 7/30/2008	75,000,000
75,000,000		Toronto Dominion Bank, 4.330% - 4.850%, 5/27/2008 - 7/8/2008	75,000,000
95,000,000		UBS AG, 4.080% - 4.780%, 7/7/2008 - 10/15/2008	95,000,000
		TOTAL CERTIFICATES OF DEPOSIT	1,539,841,336
		COLLATERALIZED LOAN AGREEMENTS--5.8%
		Banking--4.3%
200,000,000		Barclays Capital, Inc., 3.751%, 2/1/2008	200,000,000
100,000,000		Credit Suisse First Boston LLC, 3.371%, 2/1/2008	100,000,000
150,000,000		HSBC Securities (USA), Inc., 3.320%, 2/1/2008	150,000,000
		TOTAL	450,000,000
Principal Amount			Value
		COLLATERALIZED LOAN AGREEMENTS--continued
		Brokerage--1.5%
$107,000,000		Bear Stearns Cos., Inc., 3.375%, 2/1/2008	$107,000,000
50,000,000		Morgan Stanley & Co., Inc., 3.371%, 2/1/2008	50,000,000
		TOTAL	157,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	607,000,000
		COMMERCIAL PAPER--36.4% [3]
		Aerospace/Auto--1.0%
38,000,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. Support Agreement), 3.814%- 5.606%, 2/15/2008 - 2/25/2008	37,908,577
67,500,000	[1,2]	Volkswagen of America, Inc., (Guaranteed by Volkswagen AG), 4.398% - 5.589%, 2/20/2008 - 4/10/2008	67,117,669
		TOTAL	105,026,246
		Banking--6.1%
25,000,000		Calyon, Paris, 3.873%, 7/11/2008	24,575,139
40,000,000		DePfa Bank PLC, 4.760%, 5/6/2008	39,509,378
30,000,000	[1,2]	Fountain Square Commercial Funding Corp., 5.657%, 2/22/2008	29,902,000
75,000,000	[1,2]	Kitty Hawk Funding Corp., 4.977%, 4/11/2008	74,285,417
170,000,000	[1,2]	Long Lane Master Trust IV, (Bank of America N.A. Swap Agreement), 3.481% - 5.615%, 2/8/2008 - 4/24/2008	169,435,560
50,000,000	[1,2]	Picaros Funding LLC, (Guaranteed by KBC Bank N.V.), 3.349%, 3/26/2008	49,750,250
95,000,000		Societe Generale North America, Inc., 3.298%, 4/30/2008	94,232,004
159,447,000	[1,2]	Ticonderoga Funding LLC, (Bank of America N.A. Swap Agreement), 4.640% - 5.258%, 2/5/2008	159,358,835
		TOTAL	641,048,583
		Brokerage--0.3%
35,000,000		Morgan Stanley, 5.456% - 5.502%, 2/11/2008 - 2/19/2008	34,936,350
		Consumer Products--0.8%
15,000,000	[1,2]	Diageo Capital PLC, (Guaranteed by Diageo PLC), 5.520%, 2/25/2008	14,945,500
72,500,000		Kellogg Co., 3.441% - 5.520%, 2/26/2008 - 4/4/2008	72,187,529
		TOTAL	87,133,029
		Finance - Automotive--4.0%
6,500,000		DRAC LLC, A1/P1 Series, 4.910%, 2/1/2008	6,500,000
80,000,000		DRAC LLC, A1+/P1 Series, 3.407% - 4.968%, 2/7/2008 - 7/21/2008	79,330,833
66,000,000		FCAR Auto Loan Trust, A1/P1 Series, 5.181% - 5.404%, 2/15/2008 - 3/24/2008	65,810,762
270,000,000		FCAR Auto Loan Trust, A1+/P1 Series, 3.814% - 5.973%, 2/6/2008 - 6/25/2008	267,302,089
		TOTAL	418,943,684
		Finance - Commercial--3.8%
108,000,000		CIT Group, Inc., 3.711% - 3.811%, 2/25/2008 - 2/29/2008	107,706,423
20,000,000	[1,2]	Edison Asset Securitization LLC, 4.899%, 6/10/2008	19,654,778
175,000,000	[1,2]	Fairway Finance Co. LLC, 5.216% - 5.531%, 2/14/2008 - 2/15/2008	174,644,562
100,000,000		General Electric Capital Corp., 5.105%, 2/7/2008	99,916,333
		TOTAL	401,922,096
		Finance - Retail--14.9%
192,900,000	[1,2]	Alpine Securitization Corp., 5.013% - 5.269%, 2/7/2008 - 2/19/2008	192,527,797
115,000,000	[1,2]	Barton Capital LLC, 3.307% - 3.353%, 4/11/2008 - 4/21/2008	114,214,681
329,258,000	[1,2]	Chariot Funding LLC, 3.360% - 5.320%, 2/25/2008 - 4/18/2008	327,365,041
25,000,000	[1,2]	Falcon Asset Securitization Company LLC, 5.275%, 3/7/2008	24,873,611
302,000,000	[1,2]	Sheffield Receivables Corp., 3.315% - 5.318%, 2/4/2008 - 3/12/2008	301,285,656
500,000,000	[1,2]	Tulip Funding Corp., 3.268% - 5.424%, 2/6/2008 - 4/23/2008	497,310,937
114,411,000	[1,2]	Yorktown Capital LLC, 3.226% - 5.481%, 2/1/2008 - 4/24/2008	113,815,033
		TOTAL	1,571,392,756
Principal Amount			Value
		COMMERCIAL PAPER--continued [3]
		Finance - Securities--3.3%
$280,500,000	[1,2]	Grampian Funding LLC, 3.628% - 5.211%, 2/13/2008 - 3/28/2008	$279,178,281
55,000,000	[1,2]	Perry Global Funding LLC Series A, 4.912% - 5.022%, 2/4/2008	54,977,396
15,000,000	[1,2]	Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 5.371%, 5/22/2008	14,760,194
		TOTAL	348,915,871
		Food & Beverage--0.4%
38,000,000	[1,2]	H.J. Heinz Finance Co., (Guaranteed by H.J. Heinz Co.), 4.331% - 5.565%, 2/20/2008 - 3/14/2008	37,875,199
		Metals--0.9%
91,250,000		Alcoa, Inc., 3.602% - 3.723%, 3/25/2008 - 3/26/2008	90,748,541
		Pharmaceuticals and Health Care--0.5%
50,000,000	[1,2]	AstraZeneca PLC, 2.972%, 8/26/2008	49,160,500
		Retail--0.4%
42,500,000		Home Depot, Inc., 5.423% - 5.671%, 2/15/2008 - 2/25/2008	42,350,373
		TOTAL COMMERCIAL PAPER	3,829,453,228
		CORPORATE BONDS--0.9%
		Banking--0.4%
45,000,000		Citigroup, Inc., 3.500%, 2/1/2008	45,000,000
		Retail--0.5%
50,000,000		Wal-Mart Stores, Inc., 5.933%, 6/1/2008	50,095,395
		TOTAL CORPORATE BONDS	95,095,395
		CORPORATE NOTES--1.6%
		Finance - Securities--1.6%
25,000,000	[1,2]	K2 (USA) LLC, (Guaranteed by K2 Corp.), 5.350%, 5/21/2008	25,000,000
140,000,000	[1,2]	Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 5.350% - 5.415%, 2/4/2008 - 8/5/2008	140,000,000
		TOTAL CORPORATE NOTES	165,000,000
		LOAN PARTICIPATION--0.8%
		Chemicals--0.8%
89,000,000		DuPont Teijin Films U.K. Ltd., (Guaranteed by Du Pont (E.I.) de Nemours & Co.), 4.830%, 4/28/2008	89,000,000
		TOTAL LOAN PARTICIPATION	89,000,000
		NOTES - VARIABLE--30.1% [4]
		Banking--17.9%
17,260,000		Athens-Clarke County, GA IDA, PBR, Inc. Project Series 2007, (Columbus Bank and Trust Co., GA LOC), 3.190%, 2/7/2008	17,260,000
250,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 3.923% - 5.111%, 2/25/2008 - 4/7/2008	250,000,000
75,000,000		Australia & New Zealand Banking Group, Melbourne, 4.218%, 2/8/2008	75,000,000
40,000,000	[1,2]	Bank of Ireland, 3.924%, 2/19/2008	40,000,000
20,000,000		Bank of Montreal, 4.952%, 2/21/2008	20,000,000
62,000,000	[1,2]	Bank of Scotland, Edinburgh, 4.431, 2/11/2008	62,000,000
130,000,000		Bank of Scotland, Edinburgh, 4.614% - 4.990%, 2/6/2008 - 2/14/2008	130,000,000
50,000,000		BNP Paribas SA, 3.228%, 2/28/2008	49,969,629
195,000,000	[1,2]	BNP Paribas SA, 3.285% - 4.895%, 2/19/2008 - 2/28/2008	195,000,000
3,270,000		Brevard County, FL IDRB, Designer Choice Cabinetry, (Regions Bank, Alabama LOC), 3.214%, 2/7/2008	3,270,000
6,245,000		Capital Markets Access Co. LC, ECO Stonecrest, LLC. Series 2006, (SunTrust Banks, Inc. LOC), 3.350%, 2/6/2008	6,245,000
4,095,000		Capital Markets Access Co. LC, Series 2005 E, (Regions Bank, Alabama LOC), 3.330%, 2/7/2008	4,095,000
100,000,000	[1,2]	Commonwealth Bank of Australia, Sydney, 3.794%, 2/25/2008	100,000,000
205,000,000	[1,2]	Credit Agricole S.A., 3.838% - 4.854%, 2/25/2008 - 4/22/2008	205,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$50,000,000		Credit Suisse, Zurich, 5.000%, 2/26/2008	$50,000,000
5,000,000		East Montgomery Health Facilities Development, Inc., Series 2006 - A, (First Commercial Bank, Birmingham, AL LOC), 3.190%, 2/7/2008	5,000,000
2,305,000		Flintrock Farms, Series 2006, (Fulton Bank LOC), 3.300%, 2/7/2008	2,305,000
3,365,000		Grossman Realty LLC, Series 5, (Regions Bank, Alabama LOC), 3.330%, 2/7/2008	3,365,000
1,750,000		Hamilton Farm Bureau Cooperative, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 3.180%, 2/7/2008	1,750,000
4,395,000		M & C Holdings LLC, (RBC Centura Bank LOC), 3.310%, 2/7/2008	4,395,000
3,870,000		Medical Center of Athens, Inc., Series 2007, (Columbus Bank and Trust Co., GA LOC), 3.310%, 2/7/2008	3,870,000
2,910,000		Mesa Properties LLC, Series 2002, (RBC Centura Bank LOC), 3.310%, 2/7/2008	2,910,000
7,340,000		Montgomery, AL BMC Special Care Facilities Finance Authority, Series 1997-A, (Regions Bank, Alabama LOC), 3.310%, 2/7/2008	7,340,000
7,280,000		MSH Realty Co. LLC, Series 2001, (Regions Bank, Alabama LOC), 3.310%, 2/7/2008	7,280,000
30,000,000		National Australia Bank Ltd., Melbourne, 4.468%, 2/6/2008	30,000,000
73,000,000	[1,2]	National Australia Bank Ltd., Melbourne, 4.530%, 2/7/2008	73,000,000
75,000,000		National City Bank, 3.365% - 4.909%, 2/1/2008 - 2/13/2008	75,000,000
2,605,000		Oceana County Freezer Storage, Inc., Series 1999, (Huntington National Bank, Columbus, OH LOC), 3.180%, 2/7/2008	2,605,000
20,000,000		PNC Bank, N.A., 3.973%, 2/19/2008	19,997,778
4,175,000		Roby Co. Ltd. Partnership, (Huntington National Bank, Columbus, OH LOC), 3.339%, 2/7/2008	4,175,000
135,000,000	[1,2]	Royal Bank of Canada, Montreal, 4.621%, 2/1/2008	135,000,000
20,000,000		Societe Generale, Paris, 3.233%, 2/28/2008	19,992,361
50,000,000	[1,2]	Societe Generale, Paris, 4.621%, 2/4/2008	50,000,000
11,650,000		Superior Petroleum Co., Series 2007, (Huntington National Bank, Columbus, OH LOC), 3.564%, 2/7/2008	11,650,000
2,590,000		Tipton, IN, Tipton County Memorial Hospital Project, Series 2006B, (Fifth Third Bank, Cincinnati LOC), 3.310%, 2/7/2008	2,590,000
3,485,000		Trinity Baptist Church, Series 2003-A, (Regions Bank, Alabama LOC), 3.310%, 2/7/2008	3,485,000
25,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, Series 2007-2, Tranche #1, (Guaranteed by Wachovia Corp.), 5.143%, 3/28/2008	25,000,000
75,000,000		Wachovia Bank N.A., 4.753%, 2/4/2008	75,000,000
100,000,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 4.071%, 2/19/2008	100,000,000
6,240,000		World Of Life Christian Center, Series 2007, (Regions Bank, Alabama LOC), 3.310%, 2/7/2008	6,240,000
3,695,000		Yonkers, NY IDA, Salgra Realty, LLC Series 2006, (Commerce Bank N.A., Cherry Hill, NJ LOC), 3.370%, 2/7/2008	3,695,000
		TOTAL	1,883,484,768
		Brokerage--4.2%
5,000,000	[1,2]	Goldman Sachs Group, Inc., 4.306%, 2/15/2008	5,000,106
36,000,000	[1,2]	Merrill Lynch & Co., Inc., 4.129%, 2/19/2008	36,000,000
210,000,000		Merrill Lynch & Co., Inc., 3.914% - 4.376%, 2/15/2008 - 2/25/2008	210,000,000
150,450,000		Morgan Stanley, 3.460%, 2/1/2008	150,450,000
40,000,000	[1]	PYXIS Master Trust, Class 2007-6, (Guaranteed by Merrill Lynch & Co., Inc.), 5.170%, 3/6/2008	40,000,000
		TOTAL	441,450,106
		Finance - Commercial--0.7%
75,000,000		General Electric Capital Corp., 4.461%, 2/11/2008	75,000,000
		Finance - Retail--1.3%
141,000,000	[1,2]	SLM Corp., 4.319%, 2/12/2008 - 2/14/2008	141,000,000
		Finance - Securities--3.7%
100,000,000	[1,2]	Asscher Finance Corp., 4.849%, 2/15/2008 (Final Maturity 8/15/2008)	99,981,451
185,000,000	[1,2]	K2 (USA) LLC, (Guaranteed by K2 Corp.), 3.565% - 4.970%, 2/1/2008 - 4/21/2008 (Final Maturity 3/17/2008 - 8/20/2008)	184,983,342
100,000,000	[1,2]	Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 3.395% - 4.935%, 2/1/2008 - 2/19/2008 (Final Maturity 8/18/2008)	99,994,579
		TOTAL	384,959,372
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Insurance--1.6%
$31,000,000		Genworth Life Insurance Co., 4.986% - 5.214%, 2/11/2008 - 3/3/2008	$31,000,000
23,600,000		Hartford Life Global Funding Trust, 4.256%, 2/15/2008	23,600,000
50,000,000		MetLife Insurance Co. of Connecticut, 4.923% - 5.214%, 3/2/2008 - 3/28/2008	50,000,000
37,000,000		Monumental Life Insurance Co., 4.721%, 2/1/2008	37,000,000
30,000,000		New York Life Insurance Co., 4.971%, 2/1/2008	30,000,000
		TOTAL	171,600,000
		Oil & Oil Finance--0.7%
75,000,000		BP Capital Markets PLC., (Guaranteed by BP PLC), 5.066%, 4/11/2008	75,000,000
		TOTAL NOTES - VARIABLE	3,172,494,246
		REPURCHASE AGREEMENT--5.5%
573,878,000		Interest in $2,134,000,000 joint repurchase agreement 3.000%, dated 1/31/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $573,925,823 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2037 and the market value of those underlying securities was $2,189,736,429.	573,878,000
		TOTAL INVESTMENTS--100.4% (AT AMORTIZED COST) [5]	10,570,634,848
		OTHER ASSETS AND LIABILITIES - NET--(0.4%) [6]	(38,943,058)
		TOTAL NET ASSETS--100%	$10,531,691,790

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2008, these restricted securities amounted to $5,192,995,841, which represented 49.3% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At January 31, 2008, these liquid restricted securities amounted to $5,102,124,501, which represented 48.4% of total net assets.

3 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest-bearing issues.

4 Floating rate note with current rate and next reset date shown.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2008.

The following acronyms are used throughout this portfolio:

IDA	--Industrial Development Authority
IDRB	--Industrial Development Revenue Bond
LOC	--Letter of Credit

See Notes which are an integral part of the Financial Statements

Federated Government Reserves Fund
Portfolio of Investments Summary Tables

At January 31, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Repurchase Agreements	65.8%
U.S. Government Agency Securities	34.8%
Other Assets and Liabilities--Net [2]	(0.6)%
TOTAL	100.0%

At January 31, 2008, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	64.8%
8-30 Days	11.8%
31-90 Days	16.4%
91-180 Days	1.8%
181 Days or more	5.8%
Other Assets and Liabilities--Net [2]	(0.6)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Federated Government Reserves Fund
Portfolio of Investments

January 31, 2008 (unaudited)

Principal Amount			Value
		U.S. GOVERNMENT AGENCIES--34.8%
$50,000,000	[1]	Federal Farm Credit System Floating Rate Note, 3.103%, 2/8/2008	$50,000,000
378,500,000	[2]	Federal Home Loan Bank System Discount Notes, 4.235% - 4.284%, 3/14/2008 - 3/24/2008	376,380,461
2,282,500,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 3.071% - 5.01%, 2/1/2008 - 4/30/2008	2,282,771,539
472,905,000		Federal Home Loan Bank System Notes, 2.875% - 5.125%, 4/11/2008 - 1/30/2009	472,850,488
198,241,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 3.845% - 4.890%, 2/21/2008 - 7/7/2008	196,693,796
74,800,000		Federal Home Loan Mortgage Corp. Note, 4.370%, 1/16/2009	74,800,000
272,426,000	[2]	Federal National Mortgage Association Discount Notes, 4.300% - 5.000%, 2/29/2008 - 5/12/2008	270,297,399
183,500,000	[1]	Federal National Mortgage Association Floating Rate Notes, 3.060% - 3.170%, 2/1/2008	183,443,535
148,735,000		Federal National Mortgage Association Notes, 2.875% - 5.200%, 2/28/2008 - 1/23/2009	148,499,396
		TOTAL U.S. GOVERNMENT AGENCIES	4,055,736,614
		REPURCHASE AGREEMENTS--65.8%
2,000,000,000		Repurchase agreement 3.000%, dated 1/31/2008 under which Bank of America Securities N.A. will repurchase securities provided as collateral for $2,000,166,667 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/1/2035 and the market value of those underlying securities was $2,040,170,000.	2,000,000,000
2,000,000,000		Repurchase agreement 3.000%, dated 1/31/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $2,000,166,667 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2047 and the market value of those underlying securities was $2,051,323,405.	2,000,000,000
75,000,000	[3]	Repurchase agreement 4.435%, dated 4/11/2007 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $78,372,448 on 4/10/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/15/2037 and the market value of those underlying securities was $77,357,651.	75,000,000
1,560,122,000		Interest in $2,134,000,000 joint repurchase agreement 3.000%, dated 1/31/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,560,252,010 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2038 and the market value of those underlying securities was $2,189,736,429.	1,560,122,000
2,000,000,000		Repurchase agreement 3.000%, dated 1/31/2008 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $2,000,166,667 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/15/2037 and the market value of those underlying securities at the end of the period was $2,053,658,821.	2,000,000,000
45,000,000	[3]	Repurchase agreement 5.315%, dated 5/31/2007 under which UBS Securities LLC will repurchase securities provided as collateral for $47,405,038 on 5/27/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/16/2041 and the market value of those underlying securities was $48,029,212.	45,000,000
		TOTAL REPURCHASE AGREEMENTS	7,680,122,000
		TOTAL INVESTMENTS--100.6% (AT AMORTIZED COST) [4]	11,735,858,614
		OTHER ASSETS AND LIABILITIES - NET--(0.6%) [5]	(73,654,412)
		TOTAL NET ASSETS--100%	$11,662,204,202

1 Floating rate note with current rate and next reset date shown.

2 Discount rate at the time of purchase.

3 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4 Also represents cost for federal tax purposes.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2008.

See Notes which are an integral part of the Financial Statements

Federated Municipal Trust
Portfolio of Investments Summary Tables

At January 31, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	85.9%
Municipal Notes	10.7%
Commercial Paper	2.1%
Other Assets and Liabilities--Net [2]	1.3%
TOTAL	100.0%

At January 31, 2008, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	87.7%
8-30 Days	0.0%
31-90 Days	1.6%
91-180 Days	3.7%
181 Days or more	5.7%
Other Assets and Liabilities--Net [2]	1.3%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Federated Municipal Trust
Portfolio of Investments

January 31, 2008 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--98.7% [1,2]
		Alabama--3.0%
$600,000		Alabama HFA MFH, (Series 2003A) Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/(Wachovia Bank N.A. LOC), 2.340%, 2/7/2008	$600,000
100,000		Alabama HFA MFH, (Series 2004A: Phoenix Apartments) Weekly VRDNs (Phoenix Arts LLC)/(Regions Bank, Alabama LOC), 2.390%, 2/7/2008	100,000
3,925,000		Alabama State IDA, (Series 1994) Weekly VRDNs (Homeland Vinyl Products, Inc.)/(Compass Bank, Birmingham LOC), 2.340%, 2/7/2008	3,925,000
5,000,000		Chatom, AL IDB, (Series 2001) Weekly VRDNs (Alabama Electric Co-op, Inc.)/(Regions Bank, Alabama LOC), 2.340%, 2/7/2008	5,000,000
1,000,000		Decatur, AL IDB, (Series 2003-A) Weekly VRDNs (Nucor Steel Decatur LLC)/(Nucor Corp. GTD), 2.170%, 2/6/2008	1,000,000
5,140,000	[3,4]	Huntsville, AL Public Building Authority, SPEARS (DB-377) Weekly VRDNs (MBIA Insurance Corp. INS)/(Deutsche Bank AG LIQ), 4.030%, 2/7/2008	5,140,000
385,000		St. Clair County, AL IDB, (Series 1993) Weekly VRDNs (Ebsco Industries, Inc.)/(National Australia Bank Ltd., Melbourne LOC), 2.320%, 2/7/2008	385,000
		TOTAL	16,150,000
		Arizona--1.1%
5,950,000	[3,4]	Phoenix, Maricopa County, Pima County, AZ IDA, MERLOTS (Series 2007-E3) Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 2.290%, 2/6/2008	5,950,000
		Colorado--2.5%
10,000,000		Bachelor Gulch Metropolitan District, CO, (Series 2004), 3.600% TOBs (Compass Bank, Birmingham LOC), Mandatory Tender 12/3/2008	10,000,000
3,685,000	[3,4]	Colorado HFA, MERLOTS (Series 2002-A60) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 2.560%, 2/6/2008	3,685,000
		TOTAL	13,685,000
		District of Columbia--2.3%
2,400,000	[3,4]	District of Columbia HFA, (Series 2005 BNY5) Weekly VRDNs (Trinity Plus Funding Co. LLC)/(Bank of New York LIQ), 2.320%, 2/7/2008	2,400,000
10,000,000	[3,4]	Metropolitan Washington, DC Airports Authority, ROCs (Series 7065) Weekly VRDNs (Ambac Financial Group, Inc. INS)/(Citigroup, Inc. LIQ), 2.610%, 2/7/2008	10,000,000
		TOTAL	12,400,000
		Florida--4.6%
8,400,000	[3,4]	Citizens Property Insurance Corp. FL, P-Floats (Series EC-1010) Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 2.750%, 2/7/2008	8,400,000
3,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT) Series 2007-49 Weekly VRDNs (State Street Bank and Trust Co. LIQ), 2.320%, 2/7/2008	3,000,000
5,200,000	[3,4]	Florida Hurricane Catastrophe Fund Finance Corp., P-Floats (Series EC-1081) Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 2.750%, 2/7/2008	5,200,000
4,000,000		Miami-Dade County, FL, (Series A), 3.000% CP (Miami International Airport)/(BNP Paribas SA and Dexia Credit Local LOCs), Mandatory Tender 2/1/2008	4,000,000
4,000,000		Orange County, FL HFA, (Series 2007B) Weekly VRDNs (Marbella Cove)/(Washington Mutual Bank LOC), 4.500%, 2/6/2008	4,000,000
		TOTAL	24,600,000
		Georgia--3.8%
1,000,000		Cobb County, GA Development Authority, (Series 2007) Weekly VRDNs (Republic Services, Inc.), 2.490%, 2/7/2008	1,000,000
16,425,000		DeKalb County, GA MFHA, (Series 2001) Weekly VRDNs (Signature Station Apartments)/(Regions Bank, Alabama LOC), 2.340%, 2/7/2008	16,425,000
1,000,000		Fayette County, GA, (Series 1998) Weekly VRDNs (Gardner Denver Machinery, Inc.)/(National City Bank LOC), 2.310%, 2/7/2008	1,000,000
1,400,000		Fulton County, GA IDA, (Series 1989) Weekly VRDNs (STO Corp.)/(Dresdner Bank AG, Frankfurt LOC), 2.430%, 2/7/2008	1,400,000
650,000		Savannah, GA EDA, (Series 1995A) Weekly VRDNs (Home Depot, Inc.), 2.490%, 2/6/2008	650,000
		TOTAL	20,475,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Idaho--0.4%
$2,300,000		Minidoka County, ID IDC, (Series 1998) Weekly VRDNs (Nature's Best Produce, Inc.)/(BNP Paribas SA LOC), 2.400%, 2/7/2008	$2,300,000
		Illinois--5.5%
6,000,000		Aurora, Kane, DuPage, Will and Kendall Counties, IL, (Series 1998) Weekly VRDNs (Yeomans Chicago Corp.)/(Regions Bank, Alabama LOC), 2.310%, 2/7/2008	6,000,000
4,330,000		Aurora, Kane, DuPage, Will and Kendall Counties, IL, (Series 1999) Weekly VRDNs (Jania Family LLC)/(LaSalle Bank, N.A. LOC), 2.310%, 2/7/2008	4,330,000
5,750,000	[3,4]	Aurora, Kane, DuPage, Will and Kendall Counties, IL, MERLOTS (Series 2007-C70) Weekly VRDNs (GNMA COL)/(Bank of New York LIQ), 2.290%, 2/6/2008	5,750,000
3,995,000	[3,4]	Aurora, Kane, DuPage, Will and Kendall Counties, IL, MERLOTS (Series 2007-E4) Weekly VRDNs (GNMA COL)/(Bank of New York LIQ), 2.290%, 2/6/2008	3,995,000
2,645,000	[3,4]	Aurora, Kane, DuPage, Will and Kendall Counties, IL, MERLOTS (Series 2007-E5) Weekly VRDNs (GNMA COL)/(Bank of New York LIQ), 2.290%, 2/6/2008	2,645,000
1,090,000	[3,4]	Chicago, IL Single Family Mortgage, MACON (Series 1999N) Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ), 2.350%, 2/7/2008	1,090,000
4,500,000	[3,4]	Chicago, IL Single Family Mortgage, RBC Floater Certificate (Series S-1) Weekly VRDNs (GNMA COL)/(Royal Bank of Canada, Montreal LIQ), 2.330%, 2/7/2008	4,500,000
190,000		Illinois Development Finance Authority, (Series 2001) Weekly VRDNs (Mangel BG Investments LLC)/(LaSalle Bank, N.A. LOC), 2.310%, 2/6/2008	190,000
1,090,000		Illinois Housing Development Authority, (2007 Subseries H-2), 3.480% TOBs, Mandatory Tender 10/1/2008	1,090,000
		TOTAL	29,590,000
		Indiana--4.3%
3,250,000		Goshen, IN EDRB, (Series 2007) Weekly VRDNs (LMA-HUF Development LLC)/(Comerica Bank LOC), 2.350%, 2/7/2008	3,250,000
13,000,000		Indiana State Finance Authority, (Series 2006) Weekly VRDNs (Mittal Steel USA, Inc.)/(Banco Bilbao Vizcaya Argentaria SA LOC), 2.280%, 2/6/2008	13,000,000
4,665,000	[3,4]	Indiana State HFA, PUTTERs (Series 1204) Weekly VRDNs (JPMorgan Chase & Co. LIQ), 2.300%, 2/7/2008	4,665,000
2,500,000		Lafayette, IN School Corp., 3.750% TANs, 12/31/2008	2,509,933
		TOTAL	23,424,933
		Kansas--0.4%
2,437,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT) Series 2005-13 Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 2.320%, 2/7/2008	2,437,000
		Kentucky--1.4%
4,600,000		Graves County, KY, (Series 1988) Weekly VRDNs (Seaboard Farms)/(U.S. Bank, N.A. LOC), 2.320%, 2/7/2008	4,600,000
2,405,000		Henderson, KY IDRB, Series 1998 Weekly VRDNs (Vincent Industrial Plastics, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.310%, 2/7/2008	2,405,000
178,000		Kenton County, KY, (Series 1999) Weekly VRDNs (Packaging Un-limited of Northern Kentucky, Inc.)/(National City Bank LOC), 2.370%, 2/7/2008	178,000
275,000		Paris, KY Weekly VRDNs (Monessen Holdings LLC)/(Key Bank, N.A. LOC), 2.340%, 2/7/2008	275,000
		TOTAL	7,458,000
		Louisiana --0.2%
1,340,000	[3,4]	Jefferson Parish, LA Home Mortgage Authority, MERLOTS (Series 2001-A79) Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 2.290%, 2/6/2008	1,340,000
		Maine--0.7%
1,100,000		Maine State Housing Authority, Mortgage Purchase Bonds (2007 Series F), 3.850% TOBs, Mandatory Tender 9/22/2008	1,100,000
2,525,000	[3,4]	Maine State Housing Authority, PUTTERs (Series 1414B) Weekly VRDNs (JPMorgan Chase & Co. LIQ), 2.350%, 2/7/2008	2,525,000
		TOTAL	3,625,000
		Maryland--2.4%
5,375,000	[3,4]	Maryland Community Development Administration - Residential Revenue, (MERLOTS Series 2007-E1) Weekly VRDNs (Wachovia Bank N.A. LIQ), 2.290%, 2/6/2008	5,375,000
7,395,000	[3,4]	Maryland Community Development Administration - Residential Revenue, MERLOTS (Series 2007-C54) Weekly VRDNs (Bank of New York LIQ), 2.290%, 2/6/2008	7,395,000
		TOTAL	12,770,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Massachusetts--0.4%
$2,335,000		Massachusetts Development Finance Agency, (Series 2004), 3.500% CP (Nantucket Electric Co.)/(Massachusetts Electric Co. GTD), Mandatory Tender 2/7/2008	$2,335,000
		Minnesota--2.7%
4,800,000	[3,4]	Becker, MN, (Series 2005 FR/RI-FP13) Weekly VRDNs (Northern States Power Co., MN)/(Lehman Brothers Holdings, Inc. SWP), 2.020%, 2/7/2008	4,800,000
2,500,000		St. Anthony, MN, (Series 2007) Weekly VRDNs (Landings at Silver Lake Village)/(LaSalle Bank, N.A. LOC), 2.880%, 2/1/2008	2,500,000
7,000,000		Stillwater, MN, (Series 2002A) Weekly VRDNs (Curve Crest Villa)/(LaSalle Bank, N.A. LOC), 2.930%, 2/1/2008	7,000,000
		TOTAL	14,300,000
		Mississippi--6.9%
150,000		Mississippi Business Finance Corp., (Series 1999) VRDNs (Polks Meat Products, Inc.)/(Regions Bank, Alabama LOC), 2.390%, 2/7/2008	150,000
3,460,000		Mississippi Business Finance Corp., (Series 2001) Weekly VRDNs (Corinthian, Inc.)/(Regions Bank, Alabama LOC), 2.340%, 2/7/2008	3,460,000
2,600,000		Mississippi Business Finance Corp., (Series 2001) Weekly VRDNs (Silver Creek Gin Co.)/(Regions Bank, Alabama LOC), 2.340%, 2/7/2008	2,600,000
1,680,000		Mississippi Business Finance Corp., Revenue Bonds (Series 2001) Weekly VRDNs (H. M. Richards, Inc.)/(Regions Bank, Alabama LOC), 2.390%, 2/7/2008	1,680,000
9,800,000		Mississippi Home Corp., (Series 1999C) Weekly VRDNs (Summer Park Apartments)/(Wachovia Bank N.A. LOC), 2.340%, 2/7/2008	9,800,000
1,000,000		Mississippi Home Corp., (Series 2006-1) Weekly VRDNs (Terrace Park Apartments)/(Wachovia Bank N.A. LOC), 2.340%, 2/7/2008	1,000,000
6,200,000		Mississippi Home Corp., (Series 2006-5) Weekly VRDNs (Ashton Park Apartments)/(Wachovia Bank N.A. LOC), 2.340%, 2/7/2008	6,200,000
4,000,000		Mississippi Home Corp., MFH Revenue Bonds (Series 2001-4) Weekly VRDNs (Highland Park Apartments)/(Wachovia Bank N.A. LOC), 2.340%, 2/7/2008	4,000,000
520,000		Mississippi Home Corp., MFH Revenue Refunding Bonds (Series 1991D-1) Weekly VRDNs (Summer Park Apartments)/(Wachovia Bank N.A. LOC), 2.390%, 2/7/2008	520,000
7,800,000		Mississippi Regional Housing Authority No. II, (Series 2000), 4.300% TOBs (Laurel Park Apartments)/(First Tennessee Bank, N.A. LOC), Mandatory Tender 6/1/2008	7,800,000
		TOTAL	37,210,000
		Missouri--0.1%
560,000	[3,4]	Missouri State Housing Development Commission, MERLOTS (Series 2000-QQQ) Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 2.290%, 2/6/2008	560,000
		Multi State--3.5%
3,149,147	[3,4]	ABN AMRO Chicago Corp. 1997-1 Lease TOPS Trust Weekly VRDNs (LaSalle Bank, N.A. LIQ)/(LaSalle Bank, N.A. LOC), 2.400%, 2/7/2008	3,149,147
4,728,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) Series 2007-40 Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 2.350%, 2/7/2008	4,728,000
5,500,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multistate AMT) Series 2007-52 Weekly VRDNs (State Street Bank and Trust Co. LIQ), 2.350%, 2/7/2008	5,500,000
4,400,000	[3,4]	Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-001) VRDNs (Ambac Financial Group, Inc., Financial Guaranty Insurance Corp., Financial Security Assurance, Inc., MBIA Insurance Corp. INS) and Merrill Lynch & Co., Inc. LIQs), 2.750%, 2/7/2008	4,400,000
1,235,000	[3,4]	Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-002) VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.350%, 2/7/2008	1,235,000
		TOTAL	19,012,147
		Nebraska--1.0%
5,500,000	[3,4]	Nebraska Investment Finance Authority, PUTTERs (Series 1352) Weekly VRDNs (JPMorgan Chase & Co. LIQ), 2.300%, 2/7/2008	5,500,000
		Nevada--3.5%
3,375,000	[3,4]	Clark County, NV Airport System, (PT-2806) Weekly VRDNs (Ambac Financial Group, Inc. INS)/(Merrill Lynch & Co., Inc. LIQ), 4.180%, 2/7/2008	3,375,000
6,000,000		Clark County, NV, Passenger Facility Charge Refunding Revenue Bonds (Series 2005A-2) Weekly VRDNs (Las Vegas-McCarran International Airport)/(MBIA Insurance Corp. INS)/(Bayerische Landesbank LIQ), 2.980%, 2/6/2008	6,000,000
3,100,000		Director of the State of Nevada Department of Business and Industry, (Series 2007) Weekly VRDNs (LVE Energy Partners LLC)/(Sumitomo Mitsui Banking Corp. LOC), 2.550%, 2/7/2008	3,100,000
3,195,000		Director of the State of Nevada Department of Business and Industry, IDRB (Series 1998A) Weekly VRDNs (575 Mill Street LLC)/(Key Bank, N.A. LOC), 2.340%, 2/7/2008	3,195,000
2,995,000	[3,4]	Nevada Rural Housing Authority, MERLOTS (Series 2007-E6) Weekly VRDNs (GNMA COL)/(Bank of New York LIQ), 2.290%, 2/6/2008	2,995,000
		TOTAL	18,665,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New Hampshire --0.2%
$1,000,000		New Hampshire Business Finance Authority, PCR Bonds (1990 Series A), 2.850% CP (New England Power Co.), Mandatory Tender 4/3/2008	$1,000,000
		New Jersey--4.5%
4,000,000		Beachwood, NJ, 4.000% BANs, 8/29/2008	4,004,626
1,606,500		Franklin Township, Warren County, NJ, 3.750% BANs, 10/24/2008	1,613,314
2,000,000		Hoboken, NJ, 3.750% TANs, 8/29/2008	2,003,944
4,643,665		Lambertville, NJ, 3.850% BANs, 6/13/2008	4,647,774
2,923,925		Palmyra Borough, NJ, 3.600% BANs, 12/19/2008	2,933,882
2,000,000		Spring Lake Boro, NJ, 3.900% BANs, 10/17/2008	2,004,087
7,203,000		Wildwood, NJ, 4.375% BANs, 5/9/2008	7,210,505
		TOTAL	24,418,132
		New York--16.1%
1,670,000		Cattaraugus County, NY IDA, (Series 1999A) Weekly VRDNs (Gernatt Asphalt Products, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.350%, 2/7/2008	1,670,000
1,280,000		Cayuga County, NY IDA, (Series 1998) Weekly VRDNs (NFR Northeast, Inc.)/(Citizens Bank of Pennsylvania LOC), 2.310%, 2/6/2008	1,280,000
1,820,000		Erie County, NY IDA, IDRB (Series 1994) Weekly VRDNs (Servotronics, Inc. Project)/(Bank of America N.A. LOC), 2.400%, 2/7/2008	1,820,000
2,000,000	[3,4]	Hempstead, NY IDA, ROCs (Series 737CE) Weekly VRDNs (Park Lake Residences LP)/(Citibank NA, New York LIQ)/(Citibank NA, New York LOC), 2.370%, 2/7/2008	2,000,000
1,700,000		Madison County, NY IDA, (Series A) Weekly VRDNs (Owl Wire and Cable)/(Key Bank, N.A. LOC), 2.310%, 2/6/2008	1,700,000
1,505,000		Monroe County, NY IDA, (Series 2000) Weekly VRDNs (Eldre Corp.)/(JPMorgan Chase Bank, N.A. LOC), 2.500%, 2/7/2008	1,505,000
4,515,000	[3,4]	Nassau County, NY IDA, ROCs (Series 738CE) Weekly VRDNs (Mill River Residences)/(Citibank NA, New York LIQ)/(Citibank NA, New York LOC), 2.370%, 2/7/2008	4,515,000
2,000,000		New Rochelle, NY IDA, (Series 2006: West End Phase I Facility) Weekly VRDNs (180 Union Avenue Owner LP)/(Citibank NA, New York LOC), 2.290%, 2/7/2008	2,000,000
8,110,000	[3,4]	New Rochelle, NY IDA, ROCs (Series 10252CE) Weekly VRDNs (550 Fifth Avenue Owner LP)/(Citigroup, Inc. LIQ)/(Citigroup, Inc. LOC), 2.380%, 2/7/2008	8,110,000
1,700,000		New York City, NY IDA, IDRB (Series 2003) Weekly VRDNs (Novelty Crystal Corp.)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 2.330%, 2/7/2008	1,700,000
33,500,000		New York City, NY IDA, Liberty Revenue Bonds (Series 2004 A) Weekly VRDNs (One Bryant Park LLC)/(Bayerische Landesbank (GTD) INV)/(Bank of America N.A. and Citibank NA, New York LOCs), 2.210%, 2/6/2008	33,500,000
6,000,000		New York State HFA, (Series 2006A: 250 East 60th Street Apartments) Weekly VRDNs (250 East 60th Street Associates LP)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 2.320%, 2/6/2008	6,000,000
1,100,000		Onondaga County, NY IDA, (Series 2000) Weekly VRDNs (M.S. Kennedy Corp.)/(Key Bank, N.A. LOC), 2.310%, 2/7/2008	1,100,000
2,250,000		Riverhead, NY IDA, IDRB (Series 1998) Weekly VRDNs (Altaire Pharmaceuticals, Inc.)/(Mellon Bank N.A. LOC), 2.450%, 2/7/2008	2,250,000
1,280,000		Southeast, NY IDA, IDRB (Series 1995) Weekly VRDNs (Dairy Conveyor Corp.)/(JPMorgan Chase Bank, N.A. LOC), 2.290%, 2/7/2008	1,280,000
3,600,000		Wyoming County, NY IDA, (Series 1999A) Weekly VRDNs (TPI Arcade, Inc.)/(Regions Bank, Alabama LOC), 2.290%, 2/7/2008	3,600,000
12,750,000		Yonkers, NY IDA, (Series 2005) Weekly VRDNs (Main Street Lofts Yonkers LLC)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.300%, 2/7/2008	12,750,000
		TOTAL	86,780,000
		North Carolina--0.5%
2,500,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000A) Weekly VRDNs (Nucor Corp.), 2.320%, 2/6/2008	2,500,000
		Ohio--3.2%
15,000,000	[3,4]	Buckeye Tobacco Settlement Financing Authority, OH, (MT-524) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.000%, 2/7/2008	15,000,000
1,000,000		Kent, OH, 4.000% BANs, 10/16/2008	1,002,721
1,100,000		Licking County, OH Career & Technology Educational Centers, 4.500% BANs, 9/10/2008	1,104,690
		TOTAL	17,107,411
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Oklahoma--1.4%
$350,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC), 2.500%, 2/7/2008	$350,000
2,895,447	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT) Series 2004-3 Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 2.320%, 2/7/2008	2,895,447
1,500,000		Oklahoma Development Finance Authority, (Series 2002) Weekly VRDNs (ConocoPhillips Co.)/(ConocoPhillips GTD), 2.100%, 2/6/2008	1,500,000
2,600,000		Oklahoma Development Finance Authority, (Series 2003) Weekly VRDNs (ConocoPhillips Co.)/(ConocoPhillips GTD), 2.900%, 2/6/2008	2,600,000
		TOTAL	7,345,447
		Oregon--0.2%
1,000,000		Oregon State EDRB, (Series CXLVII) Weekly VRDNs (Toyo Tanso USA, Inc.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 3.100%, 2/7/2008	1,000,000
		South Carolina--1.8%
3,375,000		South Carolina Jobs-EDA, (Series 2004) Weekly VRDNs (Republic Services, Inc.), 3.080%, 2/7/2008	3,375,000
1,100,000		South Carolina State Housing Finance & Development Authority, (Series 2007B), 3.870% BANs, 9/2/2008	1,100,000
5,105,000	[3,4]	South Carolina State Housing Finance & Development Authority, PUTTERs (Series 1388) Weekly VRDNs (Ambac Financial Group, Inc. INS)/ (JPMorgan Chase & Co. LIQ), 2.700%, 2/7/2008	5,105,000
		TOTAL	9,580,000
		Tennessee-- 5.7%
6,500,000		Blount County, TN Public Building Authority, Local Government Public Improvement Bonds (Series D10-A) Daily VRDNs (Blount County, TN)/(XL Capital Assurance, Inc. INS)/(DePfa Bank PLC LIQ), 6.000%, 2/1/2008	6,500,000
1,925,000		Blount County, TN Public Building Authority, Local Government Public Improvement Bonds (Series D7-B) Daily VRDNs (Hawkins County, TN)/(XL Capital Assurance, Inc. INS)/(DePfa Bank PLC LIQ), 6.000%, 2/1/2008	1,925,000
3,500,000		Jackson, TN Health Educational & Housing Facilities Board Multifamily Revenue, (Series 1998) Weekly VRDNs (Park Ridge Apartments)/(Wachovia Bank N.A. LOC), 2.340%, 2/7/2008	3,500,000
16,525,000		Sevier County, TN Public Building Authority, (Series VI-F-1) Daily VRDNs (Sevierville, TN)/(XL Capital Assurance, Inc. INS)/(DePfa Bank PLC LIQ), 6.000%, 2/1/2008	16,525,000
1,675,000		Tullahoma, TN IDB, (Series 1995) Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC), 2.240%, 2/6/2008	1,675,000
445,000		Wilson County, TN Health and Educational Facilities Board, Forest View Apartments (Series 2003) Weekly VRDNs (Forest View LP)/(Regions Bank, Alabama LOC), 2.440%, 2/7/2008	445,000
		TOTAL	30,570,000
		Texas--6.4%
2,500,000		Brazos Harbor, TX IDC, (Series 2003) Weekly VRDNs (ConocoPhillips), 2.100%, 2/6/2008	2,500,000
1,500,000		Brazos Harbor, TX IDC, (Series 2006) Weekly VRDNs (BASF Corp.), 2.360%, 2/6/2008	1,500,000
3,000,000		Brazos River Authority, TX, (Series 2001A) Weekly VRDNs (Texas Competitive Electric Holdings Co. LLC)/(Citibank NA, New York LOC), 2.380%, 2/6/2008	3,000,000
1,500,000		Gulf Coast, TX Waste Disposal Authority, (Series 2004) Weekly VRDNs (Republic Waste Services of Texas Ltd.)/(Republic Services, Inc. GTD), 2.800%, 2/7/2008	1,500,000
200,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 1999) Weekly VRDNs (Air Products & Chemicals, Inc.), 2.180%, 2/6/2008	200,000
1,800,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000) Weekly VRDNs (Air Products LP)/(Air Products & Chemicals, Inc. GTD), 2.180%, 2/6/2008	1,800,000
7,500,000		Harris County, TX Housing Finance Corp., Park at Kirkstall Apartments (Series 2002) Weekly VRDNs (Harris Park Partners LP)/(Wachovia Bank N.A. LOC), 2.340%, 2/7/2008	7,500,000
5,840,000	[3,4]	San Antonio, TX Housing Finance Corp., ROCs (Series 822CE) Weekly VRDNs (Babcock Villa & Stone Ridge Apartments)/(Citigroup, Inc. LIQ)/ (Citigroup, Inc. LOC), 2.400%, 2/7/2008	5,840,000
2,000,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. II, ROCs (Series 10014) Weekly VRDNs (Dexia Credit Local LIQ), 2.350%, 2/7/2008	2,000,000
7,900,000	[3,4]	Texas State Affordable Housing Corp., MERLOTS (Series 2007-C62), 3.550% TOBs (GNMA COL)/(Bank of New York LIQ), Optional Tender 4/23/2008	7,900,000
600,000		Texas State Department of Housing & Community Affairs, Addison Park Apartments (Series 2004) Weekly VRDNs (Arlington Partners LP)/(Compass Bank, Birmingham LOC), 2.440%, 2/7/2008	600,000
		TOTAL	34,340,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Virginia--1.2%
$3,500,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 3.720% CP (Virginia Electric & Power Co.), Mandatory Tender 2/7/2008	$3,500,000
3,000,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2006-B21) Weekly VRDNs (Wachovia Bank N.A. LIQ), 2.270%, 2/6/2008	3,000,000
		TOTAL	6,500,000
		Washington--5.7%
6,140,000	[3,4]	Chelan County, WA Public Utility District No. 1, (MERLOTS Series 2001-B1) Weekly VRDNs (Chelan Hydro Consolidated System)/(MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 2.460%, 2/6/2008	6,140,000
11,995,000	[3,4]	Port of Seattle, WA, Muni TOPS (Series 2007-39) Weekly VRDNs (Ambac Financial Group, Inc. INS)/(Bank of America N.A. LIQ), 2.550%, 2/7/2008	11,995,000
7,065,000		Washington State Housing Finance Commission, (Series 1995) Weekly VRDNs (Heatherstone Apartments, LP)/(U.S. Bank, N.A. LOC), 2.160%, 2/7/2008	7,065,000
5,350,000		Washington State Housing Finance Commission, (Series 2002A) Weekly VRDNs (Alderwood Court Associates LP)/(Federal National Mortgage Association LOC), 2.240%, 2/7/2008	5,350,000
		TOTAL	30,550,000
		Wisconsin--1.1%
1,000,000		Wausau, WI IDA, (Series 2002) Weekly VRDNs (Apogee Enterprises, Inc.)/(Bank of New York LOC), 2.300%, 2/7/2008	1,000,000
5,000,000	[3,4]	Wisconsin Housing & EDA, ROCs (Series 11136) Weekly VRDNs (Citibank NA, New York LIQ), 2.360%, 2/7/2008	5,000,000
		TOTAL	6,000,000
		TOTAL INVESTMENTS--98.7% (AT AMORTIZED COST) [5]	531,478,070
		OTHER ASSETS AND LIABILITIES - NET--1.3% [6]	7,202,768
		TOTAL NET ASSETS--100%	$538,680,838

Securities that are subject to the federal alternative minimum tax (AMT) represent 72.4% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At January 31, 2008 the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
93.1%	6.9%

2 Current rate and next reset date shown on Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933: or (b) is subject to contractual restriction on public sales. At January 31, 2008, these restricted securities amounted to $201,234,594, which represented 37.4% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At January 31, 2008 these liquid restricted securities amounted to $201,234,594, which represented 37.4% of total net assets.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2008.

The following acronyms are used throughout this portfolio:

AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDRB	--Economic Development Revenue Bond
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LIQ(s)	--Liquidity Agreement(s)
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi-Family Housing
MFHA	--Multi-Family Housing Authority
MMMs	--Money Market Municipals
PCFA	--Pollution Control Finance Authority
PCR	--Pollution Control Revenue
PUTTERs	--Puttable Tax-Exempt Receipts
ROCs	--Reset Option Certificates
SPEARS	--Short Puttable Exempt Adjustable Receipts
SWP	--Swap Agreement
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities - Federated Capital Reserves Fund

January 31, 2008 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$10,570,634,848
Income receivable		43,241,568
TOTAL ASSETS		10,613,876,416
Liabilities:
Bank overdraft	$23,116
Payable for investments purchased	75,000,000
Payable for distribution services fee (Note 4)	3,856,689
Payable for shareholder services fee (Note 4)	2,066,719
Accrued expenses	1,238,102
TOTAL LIABILITIES		82,184,626
Net assets for 10,531,655,441 shares outstanding		$10,531,691,790
Net Assets Consist of:
Paid-in capital		$10,531,655,441
Undistributed net investment income		36,349
TOTAL NET ASSETS		$10,531,691,790
Net Asset Value, Offering Price and Redemption Proceeds per Share:
$10,531,691,790 ÷ 10,531,655,441 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities - Federated Government Reserves Fund

January 31, 2008 (unaudited)

Assets:
Investments in repurchase agreements	$7,680,122,000
Investments in securities	4,055,736,614
Total investments in securities, at amortized cost and value		$11,735,858,614
Cash		750,183
Income receivable		24,292,126
TOTAL ASSETS		11,760,900,923
Liabilities:
Payable for investments purchased	91,408,307
Payable for distribution services fee (Note 4)	4,122,223
Payable for shareholder services fee (Note 4)	2,216,920
Accrued expenses	949,271
TOTAL LIABILITIES		98,696,721
Net assets for 11,662,216,394 shares outstanding		$11,662,204,202
Net Assets Consist of:
Paid-in capital		$11,662,216,394
Distributions in excess of net investment income		(12,192)
TOTAL NET ASSETS		$11,662,204,202
Net Asset Value, Offering Price and Redemption Proceeds per Share:
$11,662,204,202 ÷ 11,662,216,394 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities - Federated Municipal Trust

January 31, 2008 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$531,478,070
Cash		4,671,338
Income receivable		2,844,260
TOTAL ASSETS		538,993,668
Liabilities:
Payable for distribution services fee (Note 4)	$197,119
Payable for shareholder services fee (Note 4)	105,181
Accrued expenses	10,530
TOTAL LIABILITIES		312,830
Net assets for 538,647,224 shares outstanding		$538,680,838
Net Assets Consist of:
Paid-in capital		$538,647,224
Accumulated net realized gain on investments		31,473
Undistributed net investment income		2,141
TOTAL NET ASSETS		$538,680,838
Net Asset Value, Offering Price and Redemption Proceeds per Share:
$538,680,838 ÷ 538,647,224 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations - Federated Capital Reserves Fund

Six Months Ended January 31, 2008 (unaudited)

Investment Income:
Interest			$242,645,513
Expenses:
Investment adviser fee (Note 4)		$13,832,744
Administrative personnel and services fee (Note 4)		3,628,497
Custodian fees		130,061
Transfer and dividend disbursing agent fees and expenses		4,622,123
Directors'/Trustees' fees		42,134
Auditing fees		10,649
Legal fees		5,656
Portfolio accounting fees		87,978
Distribution services fee (Note 4)		25,360,031
Shareholder services fee (Note 4)		11,527,287
Share registration costs		1,735,126
Printing and postage		449,205
Insurance premiums		24,202
Miscellaneous		14,255
TOTAL EXPENSES		61,469,948
Waivers (Note 4):
Waiver of investment adviser fee	$(10,408,971)
Waiver of administrative personnel and services fee	(114,979)
Waiver of distribution services fee	(4,610,915)
TOTAL WAIVERS		(15,134,865)
Net expenses			46,335,083
Net investment income			$196,310,430

See Notes which are an integral part of the Financial Statements

Statement of Operations - Federated Government Reserves Fund

Six Months Ended January 31, 2008 (unaudited)

Investment Income:
Interest			$240,581,105
Expenses:
Investment adviser fee (Note 4)		$14,801,712
Administrative personnel and services fee (Note 4)		3,882,656
Custodian fees		131,085
Transfer and dividend disbursing agent fees and expenses		4,943,843
Directors'/Trustees' fees		41,634
Auditing fees		10,649
Legal fees		5,625
Portfolio accounting fees		87,978
Distribution services fee (Note 4)		27,136,473
Shareholder services fee (Note 4)		12,334,760
Share registration costs		112,403
Printing and postage		630,328
Insurance premiums		22,969
Miscellaneous		12,503
TOTAL EXPENSES		64,154,618
Waivers (Note 4):
Waiver of investment adviser fee	$(9,516,890)
Waiver of administrative personnel and services fee	(123,021)
Waiver of distribution services fee	(4,933,904)
TOTAL WAIVERS		(14,573,815)
Net expenses			49,580,803
Net investment income			$191,000,302

See Notes which are an integral part of the Financial Statements

Statement of Operations - Federated Municipal Trust

Six Months Ended January 31, 2008 (unaudited)

Investment Income:
Interest			$8,481,374
Expenses:
Investment adviser fee (Note 4)		$700,432
Administrative personnel and services fee (Note 4)		183,727
Custodian fees		8,798
Transfer and dividend disbursing agent fees and expenses		240,767
Directors'/Trustees' fees		2,374
Auditing fees		9,574
Legal fees		4,791
Portfolio accounting fees		62,842
Distribution services fee (Note 4)		1,284,125
Shareholder services fee (Note 4)		583,693
Share registration costs		150,399
Printing and postage		12,809
Insurance premiums		4,146
Miscellaneous		704
TOTAL EXPENSES		3,249,181
Waivers (Note 4):
Waiver of investment adviser fee	$(663,674)
Waiver of administrative personnel and services fee	(5,818)
Waiver of distribution services fee	(233,477)
TOTAL WAIVERS		(902,969)
Net expenses			2,346,212
Net investment income			6,135,162
Net realized gain on investments			32,491
Change in net assets resulting from operations			$6,167,653

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets - Federated Capital Reserves Fund

	Six Months Ended (unaudited)	Year Ended
	1/31/2008	7/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$196,310,430	$392,068,460
Distributions to Shareholders:
Distributions from net investment income	(196,343,638)	(392,010,360)
Share Transactions:
Proceeds from sale of shares	3,253,489,824	4,798,973,817
Net asset value of shares issued to shareholders in payment of distributions declared	196,343,638	392,010,360
Cost of shares redeemed	(2,230,007,734)	(4,044,396,746)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,219,825,728	1,146,587,431
Change in net assets	1,219,792,520	1,146,645,531
Net Assets:
Beginning of period	9,311,899,270	8,165,253,739
End of period (including undistributed net investment income of $36,349 and $69,557, respectively)	$10,531,691,790	$9,311,899,270

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets - Federated Government Reserves Fund

	Six Months Ended (unaudited)	Year Ended
	1/31/2008	7/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$191,000,302	$364,575,066
Distributions to Shareholders:
Distributions from net investment income	(191,090,100)	(364,587,780)
Share Transactions:
Proceeds from sale of shares	4,463,686,438	4,767,203,914
Net asset value of shares issued to shareholders in payment of distributions declared	191,090,100	364,587,780
Cost of shares redeemed	(2,287,723,860)	(3,460,069,032)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,367,052,678	1,671,722,662
Change in net assets	2,366,962,880	1,671,709,948
Net Assets:
Beginning of period	9,295,241,322	7,623,531,374
End of period (including undistributed (distributions in excess of) net investment income of $(12,192) and $77,606, respectively)	$11,662,204,202	$9,295,241,322

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets - Federated Municipal Trust

	Six Months Ended (unaudited)	Year Ended
	1/31/2008	7/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,135,162	$11,290,322
Net realized gain on investments	32,491	7,109
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,167,653	11,297,431
Distributions to Shareholders:
Distributions from net investment income	(6,136,864)	(11,299,618)
Distributions from net realized gain on investments	(4,698)	(1,071)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,141,562)	(11,300,689)
Share Transactions:
Proceeds from sale of shares	390,873,398	755,493,272
Net asset value of shares issued to shareholders in payment of distributions declared	6,141,562	11,300,689
Cost of shares redeemed	(304,534,290)	(723,939,026)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	92,480,670	42,854,935
Change in net assets	92,506,761	42,851,677
Net Assets:
Beginning of period	446,174,077	403,322,400
End of period (including undistributed net investment income of $2,141 and $3,843, respectively)	$538,680,838	$446,174,077

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2008 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 40 portfolios. The financial statements of the following portfolios (individually referred to as the "Fund" or collectively as the "Funds") are presented herein:

Portfolio Name	Diversification	Investment Objective
Federated Capital Reserves Fund	diversified	To provide current income consistent with stability of principal and liquidity.
Federated Government Reserves Fund	diversified	To provide current income consistent with stability of principal and liquidity.
Federated Municipal Trust	diversified	To provide current income exempt from federal regular income tax consistent with stability of principal.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. Interest income from the investments of Federated Municipal Trust may be subject to the federal AMT for individuals and corporations and state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Federated Capital Reserves Fund and Federated Government Reserves Fund to require the other party to a repurchase agreement to transfer to the Funds' custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Funds treat the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Funds in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Funds may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or subcustodian for investment companies and other clients advised by the Funds' Adviser and its affiliates. The Funds will participate on a pro rata basis with the other investment companies and clients in the Funds' share of the securities transferred under such repurchase agreements and in the Funds' share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is each Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal income tax is necessary. The Funds adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), "Accounting for Uncertainty Income Taxes," on January 31, 2008. As of and during the period ended January 31, 2008, the Funds did not have a liability for any unrecognized tax expenses. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2008, tax years 2004 through 2007 remain subject to examination by each Fund's major tax jurisdictions, which include the United States of America and the state of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Funds' Board of Trustees. The Funds will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held by Federated Capital Reserves Fund at January 31, 2008, is as follows:

Security	Acquisition Date	Acquisition Cost
CAL Securitization Trust 2006-1, Class A2, 4.506%, 12/15/2008	12/6/2007	$ 44,472,674
CAL Securitization Trust 2007-1, Class A1, 5.425%, 7/15/2008	6/19/2007	$ 6,398,666
PYXIS Master Trust, Class 2007-6, (Guaranteed by Merrill Lynch & Co., Inc.), 5.170%, 3/6/2008	3/6/2007	$ 40,000,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Federated Capital Reserves Fund
	Six Months Ended 1/31/2008	Year Ended 7/31/2007
Shares sold	3,253,489,824	4,798,973,817
Shares issued to shareholders in payment of distributions declared	196,343,638	392,010,360
Shares redeemed	(2,230,007,734)	(4,044,396,746)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,219,825,728	1,146,587,431

Federated Government Reserves Fund
	Six Months Ended 1/31/2008	Year Ended 7/31/2007
Shares sold	4,463,686,438	4,767,203,914
Shares issued to shareholders in payment of distributions declared	191,090,100	364,587,780
Shares redeemed	(2,287,723,860)	(3,460,069,032)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	2,367,052,678	1,671,722,662

Federated Municipal Trust
	Six Months Ended 1/31/2008	Year Ended 7/31/2007
Shares sold	390,873,398	755,493,272
Shares issued to shareholders in payment of distributions declared	6,141,562	11,300,689
Shares redeemed	(304,534,290)	(723,939,026)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	92,480,670	42,854,935

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Funds' investment adviser (the "Adviser"). The advisory agreement between the Funds and Adviser provides for an annual fee equal to 0.30% of each Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2008, the Adviser voluntarily waived a portion of its fee as follows:

Fund	Amount Waived
Federated Capital Reserves Fund	$ 10,408,971
Federated Government Reserves Fund	$ 9,516,890
Federated Municipal Trust	$ 663,674

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2008, the net fee paid to FAS was 0.076% of the average aggregate daily net assets of each Fund. For the six months ended January 31, 2008, FAS waived a portion of its fee as follows:

Fund	Amount Waived
Federated Capital Reserves Fund	$ 114,979
Federated Government Reserves Fund	$ 123,021
Federated Municipal Trust	$ 5,818

Distribution Services Fee

Each Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, each Fund will compensate Federated Securities Corp. (FSC) from the daily net assets of each Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that each Fund may incur distribution expenses at 0.55% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2008, FSC waived a portion if its fee as follows:

Fund	Amount Waived
Federated Capital Reserves Fund	$4,610,915
Federated Government Reserves Fund	$4,933,904
Federated Municipal Trust	$ 233,477

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2008, FSC did not retain any fees paid by the Funds.

Shareholder Services Fee

Each Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of each Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Funds for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2008, FSSC did not receive any fees paid by the Funds.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Interfund Transactions

During the six months ended January 31, 2008, Federated Municipal Trust engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $317,686,000 and $409,512,000, respectively.

5. CONCENTRATION OF RISK

A substantial portion of the Federated Capital Reserves Fund's portfolio may be comprised of obligations of banks. As a result, this Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.

6. LINE OF CREDIT

The Funds participate in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2008, there were no outstanding loans. During the six months ended January 31, 2008, the Funds did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Funds, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of January 31, 2008, there were no outstanding loans. During the six months ended January 31, 2008, the program was not utilized.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorney's fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Funds' net assets or results of operations.

Evaluation and Approval of Advisory Contract

FEDERATED CAPITAL RESERVES FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2006. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

FEDERATED GOVERNMENT RESERVES FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2006. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

FEDERATED MUNICIPAL TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2006. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 608919304
Cusip 608919205
Cusip 608919106

34453 (3/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Automated Cash
Management Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2008

Institutional Service Shares
Cash II Shares
Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights--
Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2008	Year Ended July 31,
		2007	2006	2005 [1]	2004	2003

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.023	0.047	0.038	0.018	0.005	0.009
Less Distributions:
Distributions from net investment income	(0.023)	(0.047)	(0.038)	(0.018)	(0.005)	(0.009)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	2.34%	4.84%	3.88%	1.80%	0.54%	0.93%

Ratios to Average Net Assets:

Net expenses	0.65%[3]	0.65%	0.64%	0.64%	0.64%	0.64%

Net investment income	4.59%[3]	4.73%	3.85%	1.77%	0.54%	0.94%

Expense waiver/reimbursement[4]	0.28%[3]	0.29%	0.29%	0.28%	0.28%	0.28%

Supplemental Data:

Net assets, end of period (000 omitted)	$3,481,906	$2,777,935	$2,096,218	$1,683,914	$1,832,151	$1,763,112

1 Beginning with the year ended July 31, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Cash II Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2008	Year Ended July 31,
		2007	2006	2005 [1]	2004	2003

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.022	0.046	0.036	0.016	0.004	0.008
Less Distributions:
Distributions from net investment income	(0.022)	(0.046)	(0.036)	(0.016)	(0.004)	(0.008)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	2.25%	4.67%	3.71%	1.63%	0.37%	0.76%

Ratios to Average Net Assets:

Net expenses	0.81%[3]	0.81%	0.81%	0.81%	0.81%	0.81%

Net investment income	4.43%[3]	4.57%	3.51%	1.60%	0.37%	0.78%

Expense waiver/reimbursement[4]	0.36%[3]	0.34%	0.37%	0.36%	0.36%	0.36%

Supplemental Data:

Net assets, end of period (000 omitted)	$479,704	$329,066	$441,444	$688,969	$585,275	$654,887

1 Beginning with the year ended July 31, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class K Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2008	Period Ended 7/31/2007 [1]

Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.021	0.036
Less Distributions:
Distributions from net investment income	(0.021)	(0.036)

Net Asset Value, End of Period	$1.00	$1.00

Total Return[2]	2.08%	3.61%

Ratios to Average Net Assets:

Net expenses	1.15%[3]	1.15%[3]

Net investment income	4.02%[3]	4.23%[3]

Expense waiver/reimbursement[4]	0.21%[3]	0.23%[3]

Supplemental Data:

Net assets, end of period (000 omitted)	$7,659	$1,384

1 Reflects operations for the period from September 29, 2006 (start of performance) to July 31, 2007.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2007 to January 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2007	Ending Account Value 1/31/2008	Expenses Paid During Period[1]

Actual:

Institutional Service Shares	$1,000	$1,023.40	$3.31

Cash II Shares	$1,000	$1,022.50	$4.12

Class K Shares	$1,000	$1,020.80	$5.84

Hypothetical (assuming a 5% return before expenses):

Institutional Service Shares	$1,000	$1,021.87	$3.30

Cash II Shares	$1,000	$1,021.06	$4.12

Class K Shares	$1,000	$1,019.36	$5.84

1 Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Service Shares	0.65%

Cash II Shares	0.81%

Class K Shares	1.15%

Portfolio of Investments Summary Tables

At January 31, 2008, the Fund’s portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets

Commercial Paper and Notes	56.0%

Variable Rate Instruments	27.4%

Bank Instruments	15.2%

Repurchase Agreement	1.8%

Other Assets and Liabilities--Net[2]	(0.4)%

TOTAL	100.0%

At January 31, 2008, the Fund’s effective maturity3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets

1-7 Days	28.6%[4]

8-30 Days	22.5%

31-90 Days	27.4%

91-180 Days	18.4%

181 Days or more	3.5%

Other Assets and Liabilities--Net[2]	(0.4)%

TOTAL	100.0%

1 Commercial Paper and Notes includes any fixed-rate security that is not a bank instrument. A Variable Rate Instrument is any security which has an interest rate that resets periodically. See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised of 14.1% of the Fund’s portfolio.

Portfolio of Investments

January 31, 2008 (unaudited)

Principal Amount			Value

		ASSET-BACKED SECURITIES--4.8%
		Finance - Automotive--1.9%
$5,233,224		BMW Vehicle Lease Trust 2007-1, Class A1, 5.061%, 11/17/2008	$5,233,224
18,245,199	[1]	CAL Securitization Trust 2006-1, Class A2, 4.506%, 12/15/2008	18,245,199
5,118,933	[1]	CAL Securitization Trust 2007-1, Class A1, 5.425%, 7/15/2008	5,118,933
20,851,439	[1,2]	Capital Auto Receivables Asset Trust 2007-SN2, Class A1, 5.104%, 12/15/2008	20,851,439
5,000,000		Carmax Auto Owner Trust 2008-1, Class A1, 4.453%, 1/15/2009	5,000,000
9,900,603		Nissan Auto Receivables Owner Trust 2007-B, Class A1, 5.263%, 10/16/2008	9,900,603
10,000,000		Nissan Auto Receivables Owner Trust 2008-A, Class A1, 3.997%, 1/15/2009	10,000,000

		TOTAL	74,349,398

		Finance - Equipment--0.3%
10,273,015	[1,2]	Marlin Leasing Receivables XI LLC (Series 2007-1), Class A1, 5.214%, 10/15/2008	10,273,015

		Finance - Retail--2.6%
42,000,000	[1,2]	Arkle Master Issuer PLC 2007-1, Class 1A, 4.002%, 5/17/2008	41,956,932
43,500,000		Holmes Master Issuer PLC 2007-1, Class 1A1, 4.216%, 3/15/2008	43,500,000
19,448,035	[1,2]	WST Trust (Series 2007-1G), Class A1, 4.951%, 5/21/2008	19,448,035

		TOTAL	104,904,967

		TOTAL ASSET-BACKED SECURITIES	189,527,380

		CERTIFICATES OF DEPOSIT--15.2%
		Banking--15.2%
25,000,000		Bank of Montreal, 3.250%, 7/29/2008	25,000,000
10,000,000		Bank of Scotland, Edinburgh, 5.310%, 5/23/2008	10,000,000
80,000,000		Barclays Bank PLC, 4.580% - 5.380%, 2/15/2008 - 7/2/2008	80,001,031
115,000,000		Comerica Bank, 4.250% - 4.850%, 5/20/2008 - 7/10/2008	115,000,000
70,000,000		Credit Suisse, Zurich, 4.420% - 5.380%, 4/11/2008 - 7/3/2008	69,999,900
115,000,000		DePfa Bank PLC, 4.800% - 5.370%, 2/8/2008 - 6/5/2008	115,000,000
30,000,000		Natixis, 3.000%, 8/1/2008	30,000,000
20,000,000		Royal Bank of Scotland PLC, Edinburgh, 4.850%, 5/21/2008	20,000,000
35,000,000		Societe Generale, Paris, 3.250% - 5.420%, 7/10/2008 - 7/30/2008	35,000,000
40,000,000		Toronto Dominion Bank, 4.850%, 5/27/2008	40,000,000
65,000,000		UBS AG, 3.040% - 4.080%, 6/23/2008 - 10/15/2008	65,000,000

		TOTAL CERTIFICATES OF DEPOSIT	605,000,931

Principal Amount			Value

		COLLATERALIZED LOAN AGREEMENTS--6.0%
		Banking--4.4%
$50,000,000		Barclays Capital, Inc., 3.295% - 3.700%, 2/1/2008	$50,000,000
50,000,000		Fortis Bank SA/NV, 3.305%, 2/1/2008	50,000,000
75,000,000		Greenwich Capital Markets, Inc., 3.325%, 2/1/2008	75,000,000

		TOTAL	175,000,000

		Brokerage--1.6%
15,000,000		Citigroup Global Markets, Inc., 3.325%, 2/1/2008	15,000,000
50,000,000		Goldman Sachs & Co., 3.295%, 2/1/2008	50,000,000

		TOTAL	65,000,000

		TOTAL COLLATERALIZED LOAN AGREEMENTS	240,000,000

		COMMERCIAL PAPER--39.0%[3]
		Banking--7.3%
10,000,000		Calyon, Paris, 3.800%, 7/11/2008	9,830,056
20,000,000		Citigroup Funding, Inc., 5.300%, 2/13/2008	19,964,667
25,000,000		DePfa Bank PLC, 4.648%, 5/6/2008	24,693,361
32,400,000	[1,2]	Fountain Square Commercial Funding Corp., 3.300% - 3.970%, 4/22/2008 - 5/2/2008	32,114,959
20,000,000		Greenwich Capital Holdings, Inc., (GTD by Royal Bank of Scotland PLC, Edinburgh), 4.255%, 6/9/2008	19,695,058
75,061,000	[1,2]	Kitty Hawk Funding Corp., 4.750% - 5.050%, 2/14/2008 - 4/11/2008	74,600,319
20,000,000	[1,2]	Long Lane Master Trust IV, (Bank of America N.A. SWP), 5.465%, 3/11/2008	19,881,592
25,000,000	[1,2]	Picaros Funding LLC, (GTD by KBC Bank N.V.), 5.140%, 2/5/2008	24,985,722
25,000,000		Societe Generale North America, Inc., 3.270%, 4/30/2008	24,797,896
40,000,000	[1,2]	Ticonderoga Funding LLC, (Bank of America N.A. SWP), 4.620%, 2/5/2008	39,979,467

		TOTAL	290,543,097

		Finance - Automotive--5.2%
25,000,000		DRAC LLC, (A1+/P1 Series), 3.350%, 7/21/2008	24,602,187
157,000,000		FCAR Auto Loan Trust, (A1+/P1 Series), 3.750% - 5.800%, 2/6/2008 - 6/25/2008	155,280,683
26,000,000		FCAR Auto Loan Trust, (A1/P1 Series), 4.910% - 5.090%, 2/26/2008 - 5/23/2008	25,673,281

		TOTAL	205,556,151

		Finance - Commercial--5.2%
25,000,000	[1,2]	Edison Asset Securitization LLC, 5.020%, 2/7/2008	24,979,083
125,000,000	[1,2]	Fairway Finance Co. LLC, 3.330% - 5.470%, 2/7/2008 - 4/11/2008	124,685,233
30,000,000		General Electric Capital Corp., 5.020%, 2/7/2008	29,974,900
25,000,000	[1,2]	Versailles CDS LLC, 4.950%, 2/4/2008	24,989,687

		TOTAL	204,628,903

Principal Amount			Value

		COMMERCIAL PAPER--continued[3]
		Finance - Retail--18.8%
$190,000,000	[1,2]	Alpine Securitization Corp., 3.200% - 5.200%, 2/7/2008 - 4/25/2008	$189,345,944
70,000,000	[1,2]	Barton Capital LLC, 3.280% - 3.330%, 4/11/2008 - 4/21/2008	69,506,056
70,000,000	[1,2]	Chariot Funding LLC, 3.350% - 3.800%, 2/25/2008 - 4/18/2008	69,725,778
25,000,000	[1,2]	Falcon Asset Securitization Company LLC, 5.200%, 3/7/2008	24,873,611
105,000,000	[1,2]	Sheffield Receivables Corp., 3.330% - 5.250%, 2/12/2008 - 3/12/2008	104,683,403
175,000,000	[1,2]	Tulip Funding Corp., 3.250% - 5.350%, 2/6/2008 - 4/3/2008	174,246,354
115,000,000	[1,2]	Yorktown Capital LLC, 3.200% - 5.400%, 3/19/2008 - 4/24/2008	114,178,000

		TOTAL	746,559,146

		Finance - Securities--1.9%
40,000,000	[1,2]	Grampian Funding LLC, 4.990% - 5.065%, 3/20/2008 - 3/28/2008	39,697,100
25,000,000	[1,2]	Perry Global Funding LLC (Series A), 4.850%, 2/4/2008	24,989,896
10,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.371%, 5/22/2008	9,840,129

		TOTAL	74,527,125

		Pharmaceuticals and Health Care--0.6%
25,000,000	[1,2]	AstraZeneca PLC, 2.920%, 8/26/2008	24,580,250

		TOTAL COMMERCIAL PAPER	1,546,394,672

		CORPORATE BOND--0.5%
		Finance - Retail--0.5%
20,000,000	[1,2]	SLM Corp., 4.319%, 4/14/2008	20,000,000

		CORPORATE NOTES--2.4%
		Brokerage--0.4%
15,000,000		Goldman Sachs Group, Inc., 4.560%, 3/5/2008	15,000,000

		Finance - Securities--2.0%
34,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 5.340% - 5.350%, 5/21/2008 - 6/2/2008	33,999,229
45,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.350% - 5.415%, 2/4/2008 -- 8/5/2008	45,000,000

		TOTAL	78,999,229

		TOTAL CORPORATE NOTES	93,999,229

		LOAN PARTICIPATION--0.5%
		Chemicals--0.5%
20,000,000		DuPont Teijin Films U.K. Ltd., (GTD by Du Pont (E.I.) de Nemours & Co.), 4.830%, 4/28/2008	20,000,000

Principal Amount			Value

		NOTES -- VARIABLE--27.4%[4]
		Banking--16.7%
$4,370,000		AGE, Inc., (Series 2000), (Regions Bank, Alabama LOC), 3.310%, 2/7/2008	$4,370,000
400,000		Alabama Paper Products LLC, (Series 2003), (Regions Bank, Alabama LOC), 3.310%, 2/7/2008	400,000
3,765,000		American Concrete Pumping LLC, (Series 2004), (Regions Bank, Alabama LOC), 3.310%, 2/7/2008	3,765,000
20,000,000		Australia & New Zealand Banking Group, Melbourne, 4.231%, 3/10/2008	20,000,000
60,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 5.111%, 3/5/2008	60,000,000
40,000,000	[1,2]	BNP Paribas SA, 3.285%, 2/26/2008	40,000,000
20,000,000		Bank of Montreal, 4.952%, 2/21/2008	20,000,000
14,000,000	[1,2]	Bank of Scotland, Edinburgh, 4.431%, 2/11/2008	14,000,000
11,100,000		Bank of Scotland, Edinburgh, 4.701%, 2/1/2008	11,100,625
4,600,000		CNOS Building LLC, (U.S. Bank, N.A. LOC), 3.350%, 2/6/2008	4,600,000
452,000		Capital One Funding Corp., (Series 1999-B), (JPMorgan Chase Bank, N.A. LOC), 3.350%, 2/7/2008	452,000
749,000		Capital One Funding Corp., (Series 1995-F), (JPMorgan Chase Bank, N.A. LOC), 3.350%, 2/7/2008	749,000
2,016,000		Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 3.350%, 2/7/2008	2,016,000
35,000,000	[1,2]	Credit Agricole S.A., 3.838% - 4.854%, 3/25/2008 -- 4/23/2008	35,000,000
15,000,000		Credit Agricole S.A., 4.175%, 3/25/2008	15,000,000
25,000,000		Credit Suisse, Zurich, 5.000%, 2/26/2008	25,000,000
30,000,000	[1,2]	DePfa Bank PLC, 5.051%, 3/15/2008	30,000,000
2,225,000		Development Authority of Dekalb County, GA, Chatham Property Assoc., LLP, (Regions Bank, Alabama LOC), 3.280%, 2/7/2008	2,225,000
7,190,000		Elsinore Properties LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 3.400%, 2/7/2008	7,190,000
7,000,000		FIU Athletics Finance Corp., (Series 2007-B), (Regions Bank, Alabama LOC), 3.300%, 2/7/2008	7,000,000
5,190,000		Grand Chute, WI, (U.S. Bank, N.A. LOC), 3.350%, 2/6/2008	5,190,000
4,400,000		Greene County Development Authority, Reynolds Lodge, LLC (Series 2000B), (U.S. Bank, N.A. LOC), 3.350%, 2/6/2008	4,400,000
940,000		HYCO Alabama LLC, (Series 2000), (Regions Bank, Alabama LOC), 3.380%, 2/7/2008	940,000
20,300,000		Infirmary Health Systems, Inc., (Regions Bank, Alabama LOC), 3.260%, 2/7/2008	20,300,000
10,500,000		J.P. Morgan Chase & Co., 4.621%, 2/4/2008	10,500,000
800,000		K-O-I Warehouse, Inc.; Hamlet Auto Parts, Inc.; Kentucky Motor Services, Inc.; Mad River Auto Parts, Inc.; Ezzel Parts Exchange, Inc., (Series 1998), (U.S. Bank, N.A. LOC), 3.230%, 2/7/2008	800,000
Principal Amount			Value

		NOTES -- VARIABLE--continued[4]
		Banking--continued
$6,000,000		Kansas City, MO IDA, West Edge Project, (Series 2006), (Marshall & Ilsley Bank, Milwaukee LOC), 3.294%, 2/6/2008	$6,000,000
2,055,000		Leeds, AL, (Series 2006-B), (Regions Bank, Alabama LOC), 3.290%, 2/7/2008	2,055,000
5,000,000	[1,2]	Los Angeles, CA, MERLOTS (Series 2000 A) (H&H Theatre), (Wachovia Bank N.A. LOC), 3.280%, 2/6/2008	5,000,000
5,000,000		Louisiana Agricultural Finance Authority, Lacassive Syrup Mill, (Series 2004), (Regions Bank, Alabama LOC), 3.300%, 2/7/2008	5,000,000
37,000,000		Marshall & Ilsley Bank, Milwaukee, 3.346%, 2/25/2008	37,000,000
2,000,000		Mississippi Business Finance Corp., Howard Industries, Inc., (Series 1999), (Regions Bank, Alabama LOC), 3.260%, 2/7/2008	2,000,000
60,000,000		National Australia Bank Ltd., Melbourne, 4.454%, 3/6/2008	60,000,000
3,600,000		National City Bank, 3.345% - 4.691%, 2/1/2008 - 2/4/2008	3,600,662
25,000,000		PNC Bank, N.A., 3.973%, 2/19/2008	24,997,222
2,400,000		Precision Packaging LLC, (Series 1997), (Compass Bank, Birmingham LOC), 3.400%, 2/7/2008	2,400,000
1,235,000		Racetrac Capital LLC, (Series 2000), (Regions Bank, Alabama LOC), 3.280%, 2/7/2008	1,235,000
6,740,000		Rollins College, (Series 1998), (SunTrust Bank LOC), 3.400%, 2/6/2008	6,740,000
20,000,000		Royal Bank of Scotland PLC, Edinburgh, 3.944%, 4/21/2008	19,979,693
2,091,000		Sandridge Food Corp., (National City Bank LOC), 3.690%, 2/7/2008	2,091,000
3,100,000		South Pittsburg, TN IDB, Lodge Manufacturing Co. Project, (Series 1999), (SunTrust Bank LOC), 3.350%, 2/6/2008	3,100,000
25,000,000	[1,2]	Svenska Handelsbanken, Stockholm, 4.289%, 2/13/2008	25,000,000
45,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, (Series 2007-2) Tranche #1, (GTD by Wachovia Corp.), 5.143% - 5.291%, 3/17/2008 -- 3/28/2008	45,000,000
43,000,000		Wachovia Bank N.A., 4.753%, 4/4/2008	43,000,000
20,000,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 4.071%, 2/19/2008	20,000,000
2,800,000		White Hydraulics, Inc., (Series 1999), (Regions Bank, Alabama LOC), 3.360%, 2/7/2008	2,800,000

		TOTAL	661,996,202

		Brokerage--4.2%
29,500,000	[1,2]	Goldman Sachs Group, Inc., 4.306%, 2/15/2008	29,500,641
34,000,000		Merrill Lynch & Co., Inc., 3.914% - 4.650%, 2/4/2008 - 2/25/2008	34,000,000
9,000,000	[1,2]	Merrill Lynch & Co., Inc., 4.129%, 2/19/2008	9,000,000
80,000,000		Morgan Stanley, 3.375% - 4.725%, 2/1/2008 - 2/27/2008	80,000,000
15,000,000	[1]	PYXIS Master Trust, Class 2007-6, (GTD by Merrill Lynch & Co., Inc.), 5.170%, 3/6/2008	15,000,000

		TOTAL	167,500,641

Principal Amount or Shares			Value

		NOTES -- VARIABLE--continued[4]
		Electrical Equipment--0.4%
$15,780,206		Northwest Airlines, Inc., (GTD by General Electric Co.), 3.370%, 2/4/2008	$15,780,206

		Finance - Commercial--0.6%
25,000,000		General Electric Capital Corp., 4.461%, 2/11/2008	25,000,000

		Finance - Securities--2.5%
82,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 3.199% - 4.970%, 2/1/2008 -- 4/28/2008 (Final Maturity 4/21/2008 -- 8/20/2008)	81,992,646
18,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 3.065% - 3.178%, 2/1/2008 (Final Maturity 5/30/2008 -- 7/21/2008)	17,998,869

		TOTAL	99,991,515

		Government Agency--0.1%
380,000		Alabama HFA MFH, Turtle Lake Project (Series 2000-B), (FNMA LOC), 3.330%, 2/7/2008	380,000
3,230,000		Kentucky EDFA, Henderson County Health Care Corp., (FHLB of Cincinnati LOC), 3.360%, 2/7/2008	3,230,000

		TOTAL	3,610,000

		Insurance--2.1%
10,000,000		Genworth Life Insurance Co., 4.986%, 2/9/2008	10,000,000
5,000,000		Hartford Life Global Funding Trust, 4.256%, 2/15/2008	5,000,000
70,000,000		Monumental Life Insurance Co., 4.721% - 5.202%, 2/1/2008 -- 2/28/2008	70,000,000

		TOTAL	85,000,000

		Oil & Oil Finance--0.8%
30,000,000		BP Capital Markets PLC, (GTD by BP PLC), 5.066%, 3/11/2008	30,000,000

		TOTAL NOTES -- VARIABLE	1,088,878,564

		MUTUAL FUND--2.8%
		Asset Management--2.8%
110,000,000	[5]	AIM Short-Term Investments Co. Liquid Assets Portfolio, 4.10%	110,000,000

Principal Amount			Value

		REPURCHASE AGREEMENT--1.8%
$70,885,000		Interest in $3,474,000,000 joint repurchase agreement 3.00%, dated 1/31/2008 under which Bank of America N.A., will repurchase securities provided as collateral for $3,474,289,500 on 2/1/2008. These securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2035 and the market value of those underlying securities was $3,543,775,854.	$70,885,000

		TOTAL INVESTMENTS--100.4% (AT AMORTIZED COST)[6]	3,984,685,776

		OTHER ASSET AND LIABILITIES -- NET--(0.4)%[7]	(15,416,898)

		TOTAL NET ASSETS--100%	$3,969,268,878

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2008, these restricted securities amounted to $1,854,267,521, which represented 46.7% of total net assets.

2 Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At January 31, 2008, these liquid restricted securities amounted to $1,815,903,389, which represented 45.7% of total net assets.

3 Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.

4 Floating rate notes with current rate and next reset date shown.

5 7-Day net yield.

6 Also represents cost for federal tax purposes.

7 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2008.

The following acronyms are used throughout this portfolio:

EDFA	--Economic Development Financing Authority
FHLB	--Federal Home Loan Bank
FNMA	--Federal National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multifamily Housing
SWP	--Swap Agreement

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2008 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$3,984,685,776
Cash		326,301
Income receivable		15,279,589
Receivable for shares sold		3,652,332

TOTAL ASSETS		4,003,943,998

Liabilities:
Payable for investments purchased	$30,000,000
Payable for shares redeemed	2,988,952
Income distribution payable	714,578
Payable for distribution services fee (Note 4)	65,739
Payable for shareholder services fee (Note 4)	778,108
Accrued expenses	127,743

TOTAL LIABILITIES		34,675,120

Net assets for 3,969,284,988 shares outstanding		$3,969,268,878

Net Assets Consist of:
Paid-in capital		$3,969,295,864
Distributions in excess of net investment income		(26,986)

TOTAL NET ASSETS		$3,969,268,878

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$3,481,906,406 ÷ 3,481,882,702 shares outstanding, no par value, unlimited shares authorized		$1.00

Cash II Shares:
$479,703,748 ÷ 479,742,203 shares outstanding, no par value, unlimited shares authorized		$1.00

Class K Shares:
$7,658,724 ÷ 7,660,083 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2008 (unaudited)

Investment Income:
Dividends			$2,030,268
Interest			89,438,861

TOTAL INCOME			91,469,129

Expenses:
Investment adviser fee (Note 4)		$8,718,739
Administrative personnel and services fee (Note 4)		1,372,117
Custodian fees		76,631
Transfer and dividend disbursing agent fees and expenses--Institutional Service Shares		1,365,044
Transfer and dividend disbursing agent fees and expenses--Cash II Shares		161,434
Transfer and dividend disbursing agent fees and expenses--Class K Shares		5,355
Directors’/Trustees’ fees		17,417
Auditing fees		9,218
Legal fees		5,523
Portfolio accounting fees		93,718
Distribution services fee--Cash II Shares (Note 4)		507,743
Distribution services fee--Class K Shares (Note 4)		9,912
Shareholder services fee--Institutional Service Shares (Note 4)		3,755,132
Shareholder services fee--Cash II Shares (Note 4)		506,383
Account administration fee--Institutional Service Shares		82,550
Share registration costs		27,581
Printing and postage		54,271
Insurance premiums		7,988
Miscellaneous		9,076

TOTAL EXPENSES		16,785,832

Waivers and Reimbursements (Note 4):
Waiver of investment adviser fee	$(3,699,246)
Waiver of administrative personnel and services fee	(43,381)
Waiver of distribution services fee--Cash II Shares	(175,334)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Institutional Service Shares	(1,049,756)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Cash II Shares	(119,785)
Reimbursement of shareholder services fee--Cash II Shares	(800)

TOTAL WAIVERS AND REIMBURSEMENTS		(5,088,302)

Net expenses			11,697,530

Net investment income			$79,771,599

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2008	Year Ended 1/31/2007

Increase (Decrease) in Net Assets
Operations:
Net investment income	$79,771,599	$147,969,577

Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(70,710,563)	(121,209,224)
Cash II Shares	(9,001,086)	(26,770,563)
Class K Shares	(80,890)	(8,335)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(79,792,539)	(147,988,122)

Share Transactions:
Proceeds from sale of shares	4,974,253,825	11,754,553,280
Net asset value of shares issued to shareholders in payment of distributions declared	77,006,320	141,065,778
Cost of shares redeemed	(4,190,355,242)	(11,324,876,963)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	860,904,903	570,742,095

Change in net assets	860,883,963	570,723,550

Net Assets:
Beginning of period	3,108,384,915	2,537,661,365

End of period (including distributions in excess of net investment income of $(26,986) and $(6,046), respectively)	$3,969,268,878	$3,108,384,915

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2008 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Automated Cash Management Trust (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Service Shares, Cash II Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide stability of principal and current income consistent with stability of principal.

Effective September 29, 2006, The Fund began offering Class K Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act. Shares of other mutual funds are valued based upon their reported net asset value.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Service Shares, Cash II Shares and Class K Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes”, on January 31, 2008. As of and during the six months ended January 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2008, tax years 2004 through 2007 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the state of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Fund’s Board of Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at January 31, 2008, is as follows:

Security	Acquisition Date	Acquisition Cost

CAL Securitization Trust 2006-1, Class A2, 4.506%, 12/15/2008	12/6/2007	$18,245,199

CAL Securitization Trust 2007-1, Class A1, 5.425%, 7/15/2008	6/19/2007	$5,118,933

PYXIS Master Trust, Class 2007-6, (GTD by Merrill Lynch & Co., Inc.) 5.170%, 3/6/2008	3/6/2007	$15,000,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2008		Year Ended 7/31/2007

Institutional Service Shares:	Shares	Amount	Shares	Amount

Shares sold	4,260,461,439	$4,260,461,439	6,874,412,679	$6,874,412,679
Shares issued to shareholders in payment of distributions declared	68,160,903	68,160,903	116,597,969	116,597,969
Shares redeemed	(3,624,626,059)	(3,624,626,059)	(6,309,295,904)	(6,309,295,904)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	703,996,283	$703,996,283	681,714,744	$681,714,744

	Six Months Ended 1/31/2008		Year Ended 7/31/2007

Cash II Shares:	Shares	Amount	Shares	Amount

Shares sold	692,911,709	$692,911,709	4,877,853,878	$4,877,853,878
Shares issued to shareholders in payment of distributions declared	8,765,118	8,765,118	24,459,490	24,459,490
Shares redeemed	(551,044,145)	(551,044,145)	(5,014,670,162)	(5,014,670,162)

NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	150,632,682	$150,632,682	(112,356,794)	$(112,356,794)

	Six Months Ended 1/31/2008		Period Ended 7/31/2007[1]

Class K Shares:	Shares	Amount	Shares	Amount

Shares sold	20,880,677	$20,880,677	2,286,723	$2,286,723
Shares issued to shareholders in payment of distributions declared	80,299	80,299	8,319	8,319
Shares redeemed	(14,685,038)	(14,685,038)	(910,897)	(910,897)

NET CHANGE RESULTING FROM CASH K SHARE TRANSACTIONS	6,275,938	$6,275,938	1,384,145	$1,384,145

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	860,904,903	$860,904,903	570,742,095	$570,742,095

1 Reflects operations for the period from September 29, 2006 (start of performance) to July 31, 2007.

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund’s investment adviser (the “Adviser”). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.50% of the Fund’s average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended January 31, 2008, the Adviser voluntarily waived $3,699,246 of its fee. In addition, an affiliate of the adviser reimbursed $1,169,541 of transfer and dividend disbursing agent fees and expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds

0.150%	on the first $5 billion

0.125%	on the next $5 billion

0.100%	on the next $10 billion

0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $43,381 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class II Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class

Class II Shares	0.25%

Class K Shares	0.50%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2008, FSC voluntarily waived $175,334 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2008, FSC retained $30,886 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund’s Institutional Service Shares and Class II Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $69,111 of Service Fees for the six months ended January 31, 2008. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2008, FSSC voluntarily reimbursed $800 of shareholder services fees. For the six months ended January 31, 2008, FSSC received $29,696 of fees paid by the Fund.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2008, there were no outstanding loans. During the six months ended January 31, 2008, the Fund did not utilize the LOC.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of January 31, 2008, there were no outstanding loans. During the six months ended January 31, 2008, the program was not utilized.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, “Federated”), along with various investment companies sponsored by Federated (“Funds”) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund’s net assets or results of operations.

Evaluation and Approval of Advisory Contract

AUTOMATED CASH MANAGEMENT TRUST (THE “FUND”)

The Fund’s Board reviewed the Fund’s investment advisory contract at meetings held in May 2007. The Board’s decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser’s services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund’s advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer’s evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board’s consideration of the advisory contract included review of the Senior Officer’s evaluation, accompanying data and additional reports covering such matters as: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund’s investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund’s investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated’s fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2006, the Fund’s performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds’ administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated’s profit margins did not appear to be excessive and the Board agreed.

The Senior Officer’s evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer’s evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated’s fund advisory services at this time.

For the Fund’s most recently completed fiscal year, the Fund’s investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer’s evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund’s advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated’s website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund’s page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated’s website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund’s page, click on the “Portfolio Holdings” link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Securities Corp., Distributor

Cusip 60934N831
Cusip 60934N864
Cusip 608919783

8112802 (3/08)

Federated is a registered mark of Federated Investors, Inc.
2008 © Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Automated Government Money Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2008

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended July 31,
	1/31/2008	2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.019	0.047	0.037	0.017	0.005	0.008
Net realized gain on investments	--	--	--	--	0.000 [1]	0.001

TOTAL FROM INVESTMENT OPERATIONS	0.019	0.047	0.037	0.017	0.005	0.009

Less Distributions:
Distributions from net investment income	(0.019)	(0.047)	(0.037)	(0.017)	(0.005)	(0.008)
Distributions from net realized gain on investments	--	--	--	--	(0.000)[1]	(0.001)

TOTAL DISTRIBUTIONS	(0.019)	(0.047)	(0.037)	(0.017)	(0.005)	(0.009)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.90%	4.76%	3.78%	1.72%	0.47%	0.90%

Ratios to Average Net Assets:

Net expenses	0.59%[3]	0.59%	0.59%	0.59%	0.59%	0.59%

Net investment income	3.68%[3]	4.65%	3.62%	1.68%	0.45%	0.85%

Expense waiver/reimbursement[4]	0.29%[3]	0.30%	0.28%	0.30%	0.30%	0.29%

Supplemental Data:

Net assets, end of period (000 omitted)	$773,575	$473,789	$530,728	$800,984	$856,598	$1,093,524

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2007 to January 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2007	Ending Account Value 1/31/2008	Expenses Paid During Period[1]

Actual	$1,000	$1,019.00	$2.99

Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.17	$3.00

1 Expenses are equal to the Fund’s annualized net expense ratio of 0.59%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At January 31, 2008, the Fund’s portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets

Repurchase Agreements	100.1%

Other Assets and Liabilities--Net[2]	(0.1)%

TOTAL	100.0%

At January 31, 2008, the Fund’s effective maturity3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets

1-7 Days	97.7%

8-30 Days	0.0%

31-90 Days	0.0%

91-180 Days	2.4%

181 Days or more	0.0%

Other Assets and Liabilities--Net[2]	(0.1)%

TOTAL	100.0%

1 See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

January 31, 2008 (unaudited)

Principal Amount			Value

		REPURCHASE AGREEMENTS--100.1%
$100,000,000		Interest in $1,800,000,000 joint repurchase agreement 1.70%, dated 1/31/2008 under which ABN AMRO Bank NV, New York will repurchase securities provided as collateral for $1,800,085,000 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2037 and the market value of those underlying securities was $1,836,087,217.	$100,000,000
107,619,000		Interest in $2,850,000,000 joint repurchase agreement 1.70%, dated 1/31/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $2,850,134,583 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2022 and the market value of those underlying securities was $2,907,138,333.	107,619,000
180,000,000		Interest in $2,000,000,000 joint repurchase agreement 1.70%, dated 1/31/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $2,000,094,444 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2029 and the market value of those underlying securities was $2,040,096,796.	180,000,000
4,000,000		Interest in $42,000,000 joint repurchase agreement 1.65%, dated 1/31/2008 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $42,001,925 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 1/15/2010 and the market value of those underlying securities was $42,842,458.	4,000,000
180,000,000		Interest in $1,800,000,000 joint repurchase agreement 1.60%, dated 1/31/2008 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $1,800,080,000 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2037 and the market value of those underlying securities was $1,836,001,717.	180,000,000
180,000,000		Interest in $2,800,000,000 joint repurchase agreement 1.60%, dated 1/31/2008 under which Lehman Brothers, Inc. will repurchase securities provided as collateral for $2,800,124,444 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2026 and the market value of those underlying securities was $2,856,001,779.	180,000,000
4,000,000		Interest in $100,000,000 joint repurchase agreement 1.49%, dated 1/31/2008 under which UBS Securities LLC will repurchase securities provided as collateral for $100,004,139 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/30/2011 and the market value of those underlying securities was $102,004,662.	4,000,000
		REPURCHASE AGREEMENTS--continued
$7,000,000	[1]	Interest in $200,000,000 joint repurchase agreement 5.20%, dated 5/22/2007 under which UBS Securities LLC will repurchase securities provided as collateral for $210,515,556 on 5/21/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2016 and the market value of those underlying securities was $211,457,442.	$7,000,000
7,000,000	[1]	Interest in $197,000,000 joint repurchase agreement 5.25%, dated 5/31/2007 under which UBS Securities LLC will repurchase securities provided as collateral for $207,457,417 on 5/30/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2017 and the market value of those underlying securities was $208,091,489.	7,000,000
5,000,000	[1]	Interest in $155,000,000 joint repurchase agreement 5.32%, dated 6/14/2007 under which UBS Securities LLC will repurchase securities provided as collateral for $163,337,622 on 6/13/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2015 and the market value of those underlying securities was $163,243,897.	5,000,000

		TOTAL INVESTMENTS--100.1% (AT AMORTIZED COST)[2]	774,619,000

		OTHER ASSETS AND LIABILITIES-NET--(0.1)%[3]	(1,043,576)

		TOTAL NET ASSETS--100%	$773,575,424

1 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days’ notice.

2 Also represents cost for federal tax purposes.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2008.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2008 (unaudited)

Assets:
Total investments in repurchase agreements, at amortized cost and value		$774,619,000
Income receivable		712,263
Receivable for shares sold		7,858

TOTAL ASSETS		775,339,121

Liabilities:
Payable for shares redeemed	$905,927
Income distribution payable	671,744
Payable for Directors’/Trustees’ fee	1,356
Payable for shareholder services fee (Note 4)	125,146
Bank overdraft	2,537
Accrued expenses	56,987

TOTAL LIABILITIES		1,763,697

Net assets for 773,573,771 shares outstanding		$773,575,424

Net Assets Consist of:
Paid-in capital		$773,571,782
Undistributed net investment income		3,642

TOTAL NET ASSETS		$773,575,424

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$773,575,424 ÷ 773,573,771 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2008 (unaudited)

Investment Income:
Interest			$12,815,967

Expenses:
Investment adviser fee (Note 4)		$1,499,358
Administrative personnel and services fee (Note 4)		235,941
Custodian fees		17,659
Transfer and dividend disbursing agent fees and expenses		60,320
Directors’/Trustees’ fees		1,886
Auditing fees		8,681
Legal fees		4,935
Portfolio accounting fees		47,823
Shareholder services fee (Note 4)		618,005
Account administration fee		119,034
Share registration costs		19,639
Printing and postage		8,184
Insurance premiums		4,365
Miscellaneous		9,717

TOTAL EXPENSES		2,655,547

Waivers (Note 4):
Waiver of investment adviser fee	$(865,791)
Waiver of administrative personnel and services fee	(7,439)

TOTAL WAIVERS		(873,230)

Net expenses			1,782,317

Net investment income			$11,033,650

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2008	Year Ended 7/31/2007

Increase (Decrease) in Net Assets
Operations:
Net investment income	$11,033,650	$25,013,827

Distributions to Shareholders:
Distributions from net investment income	(11,027,123)	(25,014,322)

Share Transactions:
Proceeds from sale of shares	1,625,513,170	2,268,126,132
Net asset value of shares issued to shareholders in payment of distributions declared	6,566,430	13,623,478
Cost of shares redeemed	(1,332,299,833)	(2,338,687,998)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	299,779,767	(56,938,388)

Change in net assets	299,786,294	(56,938,883)

Net Assets:
Beginning of period	473,789,130	530,728,013

End of period (including undistributed (distributions in excess of) net investment income of $3,642 and $(2,885), respectively)	$773,575,424	$473,789,130

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2008 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Automated Government Money Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The primary investment objective of the Fund is stability of principal and current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes”, on January 31, 2008. As of and during the six months ended January 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2008, tax years 2004 through 2007 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the state of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 1/31/2008	Year Ended 7/31/2007

Shares sold	1,625,513,170	2,268,126,132
Shares issued to shareholders in payment of distributions declared	6,566,430	13,623,478
Shares redeemed	(1,332,299,833)	(2,338,687,998)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	299,779,767	(56,938,388)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund’s investment adviser (the “Adviser”). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.50% of the Fund’s average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2008, the Adviser voluntarily waived $865,791 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds

0.150%	on the first $5 billion

0.125%	on the next $5 billion

0.100%	on the next $10 billion

0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $7,439 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2008, FSSC received $1,558 of fees paid by the Fund.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2008, there were no outstanding loans. During the six months ended January 31, 2008, the Fund did not utilize the LOC.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of January 31, 2008, there were no outstanding loans. During the six months ended January 31, 2008, the program was not utilized.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, “Federated”), along with various investment companies sponsored by Federated (“Funds”) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund’s net assets or results of operations.

Evaluation and Approval of Advisory Contract

AUTOMATED GOVERNMENT MONEY TRUST (THE “FUND”)

The Fund’s Board reviewed the Fund’s investment advisory contract at meetings held in May 2007. The Board’s decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser’s services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund’s advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer’s evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board’s consideration of the advisory contract included review of the Senior Officer’s evaluation, accompanying data and additional reports covering such matters as: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund’s investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund’s investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated’s fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2006, the Fund’s performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds’ administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated’s profit margins did not appear to be excessive and the Board agreed.

The Senior Officer’s evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer’s evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated’s fund advisory services at this time.

For the Fund’s most recently completed fiscal year, the Fund’s investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer’s evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund’s advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated’s website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information”, then select the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund’s page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated’s website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund’s page click, on the “Portfolio Holdings” link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Securities Corp., Distributor

Cusip 60934N815

8022501 (3/08)

Federated is a registered mark of Federated Investors, Inc.
2008 © Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Government Reserves Fund

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2008

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,		Period Ended
	1/31/2008		2007	2006	7/31/2005	[1]
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.020		0.043	0.034	0.009
Less Distributions:
Distributions from net investment income	(0.020)		(0.043)	(0.034)	(0.009)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00
Total Return [2]	1.97%		4.41%	3.46%	0.87%

Ratios to Average Net Assets:
Net expenses	1.00	% [3]	1.00%	1.00%	1.00	% [3]
Net investment income	3.87	% [3]	4.33%	3.43%	2.23	% [3]
Expense waiver/reimbursement [4]	0.30	% [3]	0.30%	0.30%	0.31	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$11,662,204		$9,295,241	$7,623,531	$6,250,822

1 Reflects operations for the period from February 25, 2005 (commencement of operations) to July 31, 2005.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2007 to January 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2007	Ending Account Value 1/31/2008	Expenses Paid During Period [1]
Actual	$1,000	$1,019.70	$5.08
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.11	$5.08

1 Expenses are equal to the Fund's annualized net expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At January 31, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Repurchase Agreements	65.8%
U.S. Government Agency Securities	34.8%
Other Assets and Liabilities--Net [2]	(0.6)%
TOTAL	100.0%

At January 31, 2008, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	64.8%
8-30 Days	11.8%
31-90 Days	16.4%
91-180 Days	1.8%
181 Days or more	5.8%
Other Assets and Liabilities--Net [2]	(0.6)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

January 31, 2008 (unaudited)

Principal Amount			Value
		U.S. GOVERNMENT AGENCIES--34.8%
$50,000,000	[1]	Federal Farm Credit System Floating Rate Note, 3.103%, 2/8/2008	$50,000,000
378,500,000	[2]	Federal Home Loan Bank System Discount Notes, 4.235% - 4.284%, 3/14/2008 - 3/24/2008	376,380,461
2,282,500,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 3.071% - 5.01%, 2/1/2008 - 4/30/2008	2,282,771,539
472,905,000		Federal Home Loan Bank System Notes, 2.875% - 5.125%, 4/11/2008 - 01/30/2009	472,850,488
198,241,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 3.845% - 4.890%, 2/21/2008 - 7/7/2008	196,693,796
74,800,000		Federal Home Loan Mortgage Corp. Note, 4.370%, 1/16/2009	74,800,000
272,426,000	[2]	Federal National Mortgage Association Discount Notes, 4.300% - 5.000%, 2/29/2008 - 5/12/2008	270,297,399
183,500,000	[1]	Federal National Mortgage Association Floating Rate Notes, 3.060% - 3.170%, 2/1/2008	183,443,535
148,735,000		Federal National Mortgage Association Notes, 2.875% - 5.200%, 2/28/2008 - 1/23/2009	148,499,396
		TOTAL U.S. GOVERNMENT AGENCIES	4,055,736,614
		REPURCHASE AGREEMENTS--65.8%
2,000,000,000		Repurchase agreement 3.000%, dated 1/31/2008 under which Bank of America Securities N.A. will repurchase securities provided as collateral for $2,000,166,667 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/1/2035 and the market value of those underlying securities was $2,040,170,000.	2,000,000,000
2,000,000,000		Repurchase agreement 3.000%, dated 1/31/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $2,000,166,667 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2047 and the market value of those underlying securities was $2,051,323,405.	2,000,000,000
75,000,000	[3]	Repurchase agreement 4.435%, dated 4/11/2007 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $78,372,448 on 4/10/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/15/2037 and the market value of those underlying securities was $77,357,651.	75,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$1,560,122,000		Interest in $2,134,000,000 joint repurchase agreement 3.000%, dated 1/31/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,560,252,010 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2038 and the market value of those underlying securities was $2,189,736,429.	$1,560,122,000
2,000,000,000		Repurchase agreement 3.000%, dated 1/31/2008 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $2,000,166,667 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/15/2037 and the market value of those underlying securities at the end of the period was $2,053,658,821.	2,000,000,000
45,000,000	[3]	Repurchase agreement 5.315%, dated 5/31/2007 under which UBS Securities LLC, will repurchase securities provided as collateral for $47,405,038 on 5/27/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/16/2041 and the market value of those underlying securities was $48,029,212.	45,000,000
		TOTAL REPURCHASE AGREEMENTS	7,680,122,000
		TOTAL INVESTMENTS--100.6% (AT AMORTIZED COST) [4]	11,735,858,614
		OTHER ASSETS AND LIABILITIES - NET--(0.6%) [5]	(73,654,412)
		TOTAL NET ASSETS--100%	$11,662,204,202

1 Floating rate note with current rate and next reset date shown.

2 Discount rate at the time of purchase.

3 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4 Also represents cost for federal tax purposes.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2008.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2008 (unaudited)

Assets:
Investments in repurchase agreements	$7,680,122,000
Investments in securities	4,055,736,614
Total investments in securities, at amortized cost and value		$11,735,858,614
Cash		750,183
Income receivable		24,292,126
TOTAL ASSETS		11,760,900,923
Liabilities:
Payable for investments purchased	91,408,307
Payable for distribution services fee (Note 4)	4,122,223
Payable for shareholder services fee (Note 4)	2,216,920
Accrued expenses	949,271
TOTAL LIABILITIES		98,696,721
Net assets for 11,662,216,394 shares outstanding		$11,662,204,202
Net Assets Consist of:
Paid-in capital		$11,662,216,394
Distributions in excess of net investment income		(12,192)
TOTAL NET ASSETS		$11,662,204,202
Net Asset Value, Offering Price and Redemption Proceeds per Share:
$11,662,204,202 ÷ 11,662,216,394 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2008 (unaudited)

Investment Income:
Interest			$240,581,105
Expenses:
Investment adviser fee (Note 4)		$14,801,712
Administrative personnel and services fee (Note 4)		3,882,656
Custodian fees		131,085
Transfer and dividend disbursing agent fees and expenses		4,943,843
Directors'/Trustees' fees		41,634
Auditing fees		10,649
Legal fees		5,625
Portfolio accounting fees		87,978
Distribution services fee (Note 4)		27,136,473
Shareholder services fee (Note 4)		12,334,760
Share registration costs		112,403
Printing and postage		630,328
Insurance premiums		22,969
Miscellaneous		12,503
TOTAL EXPENSES		64,154,618
Waivers (Note 4):
Waiver of investment adviser fee	$(9,516,890)
Waiver of administrative personnel and services fee	(123,021)
Waiver of distribution services fee	(4,933,904)
TOTAL WAIVERS		(14,573,815)
Net expenses			49,580,803
Net investment income			$191,000,302

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2008	Year Ended 7/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$191,000,302	$364,575,066
Distributions to Shareholders:
Distributions from net investment income	(191,090,100)	(364,587,780)
Share Transactions:
Proceeds from sale of shares	4,463,686,438	4,767,203,914
Net asset value of shares issued to shareholders in payment of distributions declared	191,090,100	364,587,780
Cost of shares redeemed	(2,287,723,860)	(3,460,069,032)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,367,052,678	1,671,722,662
Change in net assets	2,366,962,880	1,671,709,948
Net Assets:
Beginning of period	9,295,241,322	7,623,531,374
End of period (including undistributed (distributions in excess of) net investment income of $(12,192) and $77,606, respectively)	$11,662,204,202	$9,295,241,322

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2008 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Federated Government Reserves Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on January 31, 2008. As of and during the period ended January 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2008, tax years 2004 through 2007 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the state of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 1/31/2008	Year Ended 7/31/2007
Shares sold	4,463,686,438	4,767,203,914
Shares issued to shareholders in payment of distributions declared	191,090,100	364,587,780
Shares redeemed	(2,287,723,860)	(3,460,069,032)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	2,367,052,678	1,671,722,662

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2008, the Adviser voluntarily waived $9,516,890 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2008, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund. FAS waived $123,021 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC) from the daily net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.55% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2008, FSC voluntarily waived $4,933,904 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2008, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2008, FSSC did not receive any fees paid by the Fund.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2008, there were no outstanding loans. During the six months ended January 31, 2008, the Fund did not utilize the LOC.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with all other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of January 31, 2008, there were no outstanding loans. During the six months ended January 31, 2008, the program was not utilized.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorney's fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory Contract

FEDERATED GOVERNMENT RESERVES FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2006. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 608919205

34454 (3/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Master Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2008

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,
	1/31/2008		2007		2006		2005	[1]	2004		2003
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income From Investment Operations:
Net investment income	0.024		0.049		0.040		0.020		0.007		0.011
Less Distributions:
Distributions from net investment income	(0.024)		(0.049)		(0.040)		(0.020)		(0.007)		(0.011)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return [2]	2.43%		5.03%		4.05%		1.97%		0.71%		1.12%

Ratios to Average Net Assets:
Net expenses	0.47	% [3]	0.47%		0.48%		0.47%		0.46%		0.46%
Net investment income	4.79	% [3]	4.92%		3.97%		1.91%		0.71%		1.15%
Expense waiver/reimbursement [4]	0.13	% [3]	0.16	% [5]	0.34	% [5]	0.42	% [5]	0.39	% [5]	0.35	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$261,117		$221,362		$189,392		$114,763		$148,324		$180,849

1 Beginning with the year ended July 31, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

5 Additional information, which has no effect on net expenses, net investment income and net assets previously reported, has been provided to conform to the current year presentation.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2007 to January 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2007	Ending Account Value 1/31/2008	Expenses Paid During Period [1]
Actual	$1,000	$1,024.30	$2.39
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.77	$2.39

1 Expenses are equal to the Fund's annualized net expense ratio of 0.47%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At January 31, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	53.0%
Bank Instruments	16.8%
Variable Rate Instruments	28.6%
Repurchase Agreements	1.2%
Other Assets and Liabilities--Net [2]	0.4%
TOTAL	100.0%

At January 31, 2008, the Fund's effective maturity 3 schedule was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	20.5% [4]
8-30 Days	27.7%
31-90 Days	33.9%
91-180 Days	14.1%
181 Days and more	3.4%
Other Assets and Liabilities--Net [2]	0.4%
TOTAL	100.0%

1 Commercial Paper and Notes includes any fixed-rate security that is not a bank instrument. A Variable Rate Instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus and Statement of Additional Information for descriptions of commercial paper, repurchase agreements, bank instruments and other securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 11.9% of the Fund's portfolio.

Portfolio of Investments

January 31, 2008 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--6.0%
		Finance - Automotive--3.2%
$511,893	[1]	CAL Securitization Trust 2007-1, Class A1, 5.425%, 7/15/2008	$511,893
1,251,086	[1,2]	Capital Auto Receivables Asset Trust 2007-SN2, Class A1, 5.105%, 12/15/2008	1,251,086
1,000,000		Carmax Auto Owner Trust 2008-1, Class A1, 4.454%, 1/15/2009	1,000,000
580,219	[1,2]	Ford Credit Auto Owner Trust 2007-B, Class A1, 5.291%, 10/15/2008	580,219
5,000,000	[1,2]	Ford Credit Auto Owner Trust 2008-A, Class A1, 4.018%, 2/13/2009	5,000,000
71,939		Merrill Auto Trust Securitization 2007-1, Class A1, 5.346%, 6/16/2008	71,939
		TOTAL	8,415,137
		Finance - Equipment--0.3%
902,963		Caterpillar Financial Asset Trust 2007-A, Class A1, 5.672%, 9/25/2008	902,963
		Finance - Retail--2.5%
5,000,000	[1,2]	Arkle Master Issuer PLC 2007-1, Class 1A, 4.003%, 5/17/2008	5,000,000
1,400,000		Holmes Master Issuer PLC 2007-1, Class 1A1, 4.216%, 3/15/2008	1,400,000
		TOTAL	6,400,000
		TOTAL ASSET-BACKED SECURITIES	15,718,100
		CERTIFICATES OF DEPOSIT--16.8%
		Banking--16.8%
1,000,000		Bank of Montreal, 3.250%, 7/29/2008	1,000,000
1,000,000		Bank of Scotland, Edinburgh, 5.310%, 5/22/2008 - 5/23/2008	1,000,000
8,000,000		Barclays Bank PLC, 3.050% - 5.380%, 2/15/2008 - 7/25/2008	8,000,000
9,000,000		Comerica Bank, 4.250% - 4.850%, 5/20/2008 - 7/10/2008	9,000,000
6,750,000		Credit Suisse, Zurich, 4.420% - 5.380%, 4/11/2008 - 7/3/2008	6,750,000
12,000,000		DePfa Bank PLC, 4.800% - 5.055%, 4/14/2008 - 6/11/2008	12,000,000
3,000,000		Natixis, 4.860%, 6/18/2008	3,000,000
1,000,000		Royal Bank of Scotland PLC, Edinburgh, 4.850%, 5/21/2008	1,000,000
2,000,000		UBS AG, 4.780%, 10/15/2008	2,000,000
		TOTAL CERTIFICATES OF DEPOSIT	43,750,000
Principal Amount			Value
		COLLATERALIZED LOAN AGREEMENTS--8.4%
		Banking--3.8%
$6,000,000		Deutsche Bank Securities, Inc., 3.371%, 2/1/2008	$6,000,000
4,000,000		Fortis Bank SA/NV, 3.351%, 2/1/2008	4,000,000
		TOTAL	10,000,000
		Brokerage--4.6%
12,000,000		Citigroup Global Markets, Inc., 3.371%, 2/1/2008	12,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	22,000,000
		COMMERCIAL PAPER--36.9% [3]
		Banking--6.8%
10,000,000	[1,2]	Fountain Square Commercial Funding Corp., 3.970% - 5.600%, 2/22/2008 - 4/22/2008	9,939,004
3,000,000	[1,2]	Kitty Hawk Funding Corp., 5.050%, 3/19/2008	2,980,221
5,000,000	[1,2]	Long Lane Master Trust IV, (Bank of America N.A. SWP), 4.900%, 4/18/2008	4,947,597
		TOTAL	17,866,822
		Finance - Automotive--7.2%
6,935,000		DRAC LLC, (A1+/P1 Series), 4.350% - 4.910%, 2/5/2008 - 7/21/2008	6,914,642
6,000,000		FCAR Auto Loan Trust, (A1+/P1 Series), 3.750% - 5.500%, 2/6/2008 - 6/25/2008	5,962,522
6,000,000		FCAR Auto Loan Trust, (A1/P1 Series), 5.050% - 5.510%, 2/25/2008 - 3/24/2008	5,970,856
		TOTAL	18,848,020
		Finance - Commercial--4.6%
12,000,000	[1,2]	Fairway Finance Co. LLC, 3.300% - 5.200%, 2/14/2008 - 3/20/2008	11,969,275
		Finance - Retail--15.2%
13,000,000	[1,2]	Alpine Securitization Corp., 3.200% - 5.150%, 2/7/2008 - 3/4/2008	12,979,719
8,000,000	[1,2]	Barton Capital LLC, 3.280% - 3.330%, 4/11/2008 - 4/21/2008	7,945,758
8,000,000	[1,2]	Chariot Funding LLC, 3.500% - 5.200%, 2/22/2008 - 4/23/2008	7,960,917
4,000,000	[1,2]	Sheffield Receivables Corp., 5.400%, 2/29/2008	3,983,200
3,000,000	[1,2]	Tulip Funding Corp., 4.700%, 4/3/2008	2,975,717
4,000,000	[1,2]	Yorktown Capital LLC, 3.200%, 4/24/2008	3,970,489
		TOTAL	39,815,800
Principal Amount			Value
		COMMERCIAL PAPER--continued [3]
		Finance - Securities--2.3%
$2,000,000	[1,2]	Grampian Funding LLC, 5.035%, 3/18/2008	$1,987,133
2,000,000	[1,2]	Perry Global Funding LLC, (Series A), 4.850%, 2/4/2008	1,999,192
2,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.250%, 4/21/2008	1,976,667
		TOTAL	5,962,992
		Pharmaceuticals and Health Care--0.8%
2,000,000	[1,2]	AstraZeneca PLC, 2.920%, 8/26/2008	1,966,420
		TOTAL COMMERCIAL PAPER	96,429,329
		CORPORATE BOND--0.4%
		Finance - Retail--0.4%
1,000,000	[1,2]	SLM Corp., 4.319%, 4/14/2008	1,000,000
		CORPORATE NOTES--1.3%
		Finance - Securities--1.3%
1,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 5.340%, 6/2/2008	999,968
2,500,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.350% - 5.415%, 4/21/2008 - 8/5/2008	2,500,000
		TOTAL CORPORATE NOTES	3,499,968
		NOTES - VARIABLE--28.6% [4]
		Banking--15.4%
3,000,000		BNP Paribas SA, 3.228%, 2/28/2008	2,998,178
2,000,000	[1,2]	Bank of Ireland, 3.924%, 2/19/2008	2,000,000
2,000,000	[1,2]	Bank of New York Mellon Corp., 3.345%, 2/27/2008	2,000,000
1,000,000	[1,2]	Bank of Scotland, Edinburgh, 4.431%, 2/11/2008	1,000,000
3,000,000		Bank of Scotland, Edinburgh, 4.954%, 3/25/2008	3,000,000
1,970,000		Capital Markets Access Co. LC, West Broad Holdings, LLC, (Series 2007), (Wachovia Bank N.A. LOC), 3.330%, 2/7/2008	1,970,000
865,000		Covered Bridge Development Co. LLC, (Series 2004), (Compass Bank, Birmingham LOC), 3.360%, 2/7/2008	865,000
4,000,000	[1,2]	Credit Agricole S.A., 4.854%, 3/25/2008	4,000,000
405,000		Dave White Chevrolet, Inc., (Series 1996), (Huntington National Bank, Columbus, OH LOC), 3.364%, 2/7/2008	405,000
4,000,000		Marshall & Ilsley Bank, Milwaukee, 3.346%, 2/25/2008	4,000,000
3,000,000		National Australia Bank Ltd., Melbourne, 4.454%, 3/6/2008	3,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$935,000		Richland County, MT, Sidney Health Center Project, (Series 2007B), (Allied Irish Banks PLC LOC), 3.360%, 2/7/2008	$935,000
1,000,000	[1,2]	Royal Bank of Canada, Montreal, 4.621%, 2/1/2008	1,000,000
8,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, (Series 2007-2), Tranche #1, (GTD by Wachovia Corp.), 5.143%, 3/28/2008	8,000,000
2,000,000		Wachovia Bank N.A., 4.753%, 4/4/2008	2,000,000
2,500,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 4.071%, 2/19/2008	2,500,000
205,000		White Brothers Properties, (Series 1996), (Huntington National Bank, Columbus, OH LOC), 3.364%, 2/7/2008	205,000
285,000		Wildcat Management Co., Inc., (Series 1999), (U.S. Bank, N.A. LOC), 3.230%, 2/7/2008	285,000
		TOTAL	40,163,178
		Brokerage--3.6%
2,000,000	[1,2]	Goldman Sachs Group, Inc., 4.306%, 2/15/2008	2,000,016
3,500,000		Merrill Lynch & Co., Inc., 3.914% - 4.980%, 2/22/2008 - 2/25/2008	3,500,000
1,000,000	[1,2]	Merrill Lynch & Co., Inc., 4.129%, 2/19/2008	1,000,000
3,000,000		Morgan Stanley, 3.460%, 2/1/2008	3,000,000
		TOTAL	9,500,016
		Finance - Commercial--1.5%
4,000,000		General Electric Capital Corp., 4.461%, 2/11/2008	4,000,000
		Finance - Securities--5.0%
1,000,000	[1,2]	Asscher Finance Corp., 4.849%, 2/15/2008 (Final Maturity 8/15/2008)	999,842
9,500,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 3.065% - 4.849%, 2/1/2008 - 4/21/2008 (Final Maturity 3/17/2008 - 8/15/2008)	9,499,415
2,500,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 3.065% - 3.395%, 2/1/2008 (Final Maturity 2/19/2008 - 5/30/2008)	2,499,976
		TOTAL	12,999,233
		Insurance--1.9%
2,000,000		MetLife Insurance Co. of Connecticut, 5.214%, 3/3/2008	2,000,000
2,000,000		Monumental Life Insurance Co., 4.721%, 2/1/2008	2,000,000
1,000,000	[1,2]	Pacific Life Global Funding, 4.640%, 2/4/2008	1,000,003
		TOTAL	5,000,003
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Oil & Oil Finance--1.2%
$3,000,000		BP Capital Markets p.l.c., (GTD by BP PLC), 5.066%, 3/11/2008	$3,000,000
		TOTAL NOTES - VARIABLE	74,662,430
		REPURCHASE AGREEMENT--1.2%
3,029,000		Interest in $3,474,000,000 joint repurchase agreement 3.00%, dated 1/31/2008 under which Bank of America N.A. will repurchase securities provided as collateral for $3,474,289,500 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2035 and the market value of those underlying securities was $3,543,775,854.	3,029,000
		TOTAL INVESTMENTS--99.6% (AT AMORTIZED COST) [5]	260,088,827
		OTHER ASSETS AND LIABILITIES - NET--0.4% [6]	1,028,541
		TOTAL NET ASSETS--100%	$261,117,368

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2008, these restricted securities amounted to $131,923,727, which represented 50.5% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At January 31, 2008, these liquid restricted securities amounted to $131,411,834, which represented 50.3% of total net assets.

3 Discount rate at time of purchase for discount issues, or the coupon for interest bearing issues.

4 Floating rate notes with current rate and next reset date shown.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2008.

The following acronyms are used throughout this portfolio:

GTD	--Guaranteed
LOC	--Letter of Credit
SWP	--Swap Agreement

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2008 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$260,088,827
Cash		238,017
Income receivable		999,219
Receivable for shares sold		415,497
TOTAL ASSETS		261,741,560
Liabilities:
Payable for shares redeemed	$39,737
Income distribution payable	565,108
Accrued expenses	19,347
TOTAL LIABILITIES		624,192
Net assets for 261,111,526 shares outstanding		$261,117,368
Net Assets Consist of:
Paid-in capital		$261,121,091
Distributions in excess of net investment income		(3,723)
TOTAL NET ASSETS		$261,117,368
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$261,117,368 ÷ 261,111,526 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2008 (unaudited)

Investment Income:
Interest			$6,465,164
Expenses:
Investment adviser fee (Note 4)		$492,034
Administrative personnel and services fee (Note 4)		96,799
Custodian fees		9,294
Transfer and dividend disbursing agent fees and expenses		50,403
Directors'/Trustees' fees		1,212
Auditing fees		8,681
Legal fees		4,936
Portfolio accounting fees		31,426
Share registration costs		22,756
Printing and postage		8,682
Insurance premiums		3,418
Miscellaneous		436
TOTAL EXPENSES		730,077
Waivers (Note 4):
Waiver of investment adviser fee	$(150,843)
Waiver of administrative personnel and services fee	(3,067)
TOTAL WAIVERS		(153,910)
Net expenses			576,167
Net investment income			$5,888,997

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2008	Year Ended 7/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,888,997	$10,324,132
Distributions to Shareholders:
Distributions from net investment income	(5,891,732)	(10,324,655)
Share Transactions:
Proceeds from sale of shares	390,751,204	570,797,166
Net asset value of shares issued to shareholders in payment of distributions declared	2,444,377	4,191,352
Cost of shares redeemed	(353,436,988)	(543,018,143)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	39,758,593	31,970,375
Change in net assets	39,755,858	31,969,852
Net Assets:
Beginning of period	221,361,510	189,391,658
End of period (including distributions in excess of net investment income of $(3,723) and $(988), respectively)	$261,117,368	$221,361,510

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2008 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Federated Master Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The primary investment objective of the Fund is current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

The Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes", on January 31, 2008. As of and during the six months ended January 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2008, tax years 2004 through 2007 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the state of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at January 31, 2008, is as follows:

Security	Acquisition Date	Acquisition Cost
CAL Securitization Trust 2007-1, Class A1, 5.425%, 7/15/2008	6/19/2007	$511,893

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 1/31/2008	Year Ended 7/31/2007
Shares sold	390,751,204	570,797,166
Shares issued to shareholders in payment of distributions declared	2,444,377	4,191,352
Shares redeemed	(353,436,988)	(543,018,143)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	39,758,593	31,970,375

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Fund's Board of Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses exceed 0.45% of its average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2008, the Adviser waived $150,843 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $3,067 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2008, the Fund did not incur a shareholder services fee.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2008, there were no outstanding loans. During the six months ended January 31, 2008, the Fund did not utilize the LOC.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of January 31, 2008, there were no outstanding loans. During the six months ended January 31, 2008, the program was not utilized.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory Contract

FEDERATED MASTER TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2006. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N740

8070106 (3/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Short-Term U.S. Government Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2008

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,
	1/31/2008		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.022		0.049	0.039	0.019	0.006	0.010
Less Distributions:
Distributions from net investment income	(0.022)		(0.049)	(0.039)	(0.019)	(0.006)	(0.010)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [1]	2.24%		4.97%	4.01%	1.93%	0.65%	1.04%

Ratios to Average Net Assets:
Net expenses	0.46	% [2]	0.46%	0.46%	0.46%	0.46%	0.46%
Net investment income	4.40	% [2]	4.86%	3.96%	1.91%	0.64%	1.03%
Expense waiver/reimbursement [3]	0.11	% [2]	0.10%	0.31%	0.45%	0.40%	0.38%
Supplemental Data:
Net assets, end of period (000 omitted)	$238,859		$209,398	$204,909	$110,588	$128,039	$220,547

1 Based on net asset value. Total returns for periods of less than one year are not annualized.

2 Computed on an annualized basis.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2007 to January 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2007	Ending Account Value 1/31/2008	Expenses Paid During Period [1]
Actual	$1,000	$1,022.40	$2.34
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.82	$2.34

1 Expenses are equal to the Fund's annualized net expense ratio of 0.46%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At January 31, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Repurchase Agreements	65.0%
U.S. Government Agency Securities	37.1%
Other Assets and Liabilities--Net [2]	(2.1)%
TOTAL	100.0%

At January 31, 2008, the Fund's effective maturity schedule 3 was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	58.7%
8-30 Days	17.4%
31-90 Days	16.4%
91-180 Days	2.9%
181 Days or more	6.7%
Other Assets and Liabilities--Net [2]	(2.1)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

January 31, 2008 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES--37.1%
$1,000,000	[1]	Federal Farm Credit System Floating Rate Note, 3.103%, 2/8/2008	$1,000,000
9,500,000	[2]	Federal Home Loan Bank System Discount Notes, 4.235% - 4.284%, 3/14/2008 - 3/24/2008	9,446,826
50,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 3.071% - 5.016%, 2/15/2008 - 4/30/2008	50,004,779
12,490,000		Federal Home Loan Bank System Notes, 4.100% - 5.250%, 4/11/2008 - 12/17/2008	12,484,737
2,000,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 3.845% - 4.890%, 3/3/2008 - 7/7/2008	1,979,021
4,200,000		Federal Home Loan Mortgage Corp. Notes, 3.050% - 4.370%, 2/25/2008 - 1/16/2009	4,191,979
2,500,000	[2]	Federal National Mortgage Association Discount Notes, 4.905% - 5.000%, 2/29/2008 - 5/12/2008	2,472,431
4,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 3.060% - 3.171%, 4/23/2008 - 4/28/2008	3,998,796
3,120,000		Federal National Mortgage Association Notes, 2.875% - 4.300%, 5/5/2008 - 1/23/2009	3,112,062
		TOTAL GOVERNMENT AGENCIES	88,690,631
		REPURCHASE AGREEMENTS--65.0%
2,000,000		Interest in $2,850,000,000 joint repurchase agreement 1.70%, dated 1/31/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $2,850,134,583 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2022 and the market value of those underlying securities was $2,907,138,333.	2,000,000
20,124,000		Interest in $3,474,000,000 joint repurchase agreement 3.00%, dated 1/31/2008 under which Bank of America N.A. will repurchase securities provided as collateral for $3,474,289,500 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2035 and the market value of those underlying securities was $3,543,775,854.	20,124,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$45,000,000		Interest in $4,000,000,000 joint repurchase agreement 3.00%, dated 1/31/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $4,000,333,333 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2048 and the market value of those underlying securities was $4,108,906,007.	$45,000,000
1,000,000	[3]	Interest in $295,000,000 joint repurchase agreement 4.435%, dated 4/11/2007 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $308,228,619 on 4/10/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2038 and the market value of those underlying securities was $301,715,523.	1,000,000
45,000,000		Interest in $3,500,000,000 joint repurchase agreement 3.00%, dated 1/31/2008 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $3,500,291,667 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/25/2037 and the market value of those underlying securities was $3,586,624,903.	45,000,000
3,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 4.37%, dated 1/2/2008 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,004,005,833 on 2/4/2008. The securities provided as collateral at the end of the period were a U.S. Treasury security and U.S. Government Agency securities with various maturities to 4/1/2047 and the market value of those underlying securities was $1,029,207,905.	3,000,000
5,000,000	[3]	Interest in $700,000,000 joint repurchase agreement 3.155%, dated 1/14/2008 under which Lehman Brothers, Inc. will repurchase securities provided as collateral for $701,901,764 on 2/14/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2038 and the market value of those underlying securities was $714,002,791.	5,000,000
4,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 3.05%, dated 1/31/2008 under which UBS Securities LLC will repurchase securities provided as collateral for $501,186,111 on 2/29/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/15/2037 and the market value of those underlying securities was $515,001,016.	4,000,000
4,000,000	[3]	Interest in $200,000,000 joint repurchase agreement 3.29%, dated 1/25/2008 under which UBS Securities LLC will repurchase securities provided as collateral for $200,511,778 on 2/25/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/20/2037 and the market value of those underlying securities was $206,058,599.	4,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$1,000,000	[3]	Interest in $147,000,000 joint repurchase agreement 5.315%, dated 5/31/2007 under which UBS Securities LLC will repurchase securities provided as collateral for $154,856,456 on 5/27/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/25/2042 and the market value of those underlying securities was $156,895,479.	$1,000,000
25,000,000		Interest in $100,000,000 joint repurchase agreement 3.05%, dated 1/31/2008 under which Westdeutsche Landesbank Girozentrale, New York will repurchase securities provided as collateral for $100,008,472 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/1/2036 and the market value of those underlying securities was $102,602,437.	25,000,000
		TOTAL REPURCHASE AGREEMENTS	155,124,000
		TOTAL INVESTMENTS--102.1% (AT AMORTIZED COST) [4]	243,814,631
		OTHER ASSETS AND LIABILITIES - NET--(2.1)% [5]	(4,956,055)
		TOTAL NET ASSETS--100%	$238,858,576

1 Floating rate note with current rate and next reset date shown.

2 Discount rate at time of purchase.

3 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4 Also represents cost for federal tax purposes.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2008.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2008 (unaudited)

Assets:
Investments in repurchase agreements	$155,124,000
Investments in securities	88,690,631
Total investments in securities, at amortized cost and value		$243,814,631
Income receivable		599,273
Receivable for shares sold		17,604
TOTAL ASSETS		244,431,508
Liabilities:
Payable for investments purchased	5,000,000
Income distribution payable	551,554
Bank overdraft	396
Payable for Directors'/Trustees' fees	171
Accrued expenses	20,811
TOTAL LIABILITIES		5,572,932
Net assets for 238,847,666 shares outstanding		$238,858,576
Net Assets Consist of:
Paid-in capital		$238,858,868
Distributions in excess of net investment income		(292)
TOTAL NET ASSETS		$238,858,576
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$238,858,576 ÷ 238,847,666 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2008 (unaudited)

Investment Income:
Interest			$5,453,603
Expenses:
Investment adviser fee (Note 4)		$447,986
Administrative personnel and services fee (Note 4)		88,133
Custodian fees		14,149
Transfer and dividend disbursing agent fees and expenses		19,917
Directors'/Trustees' fees		1,175
Auditing fees		8,681
Legal fees		4,938
Portfolio accounting fees		29,858
Share registration costs		16,334
Printing and postage		6,486
Insurance premiums		3,559
Miscellaneous		462
TOTAL EXPENSES		641,678
Waivers (Note 4):
Waiver of investment adviser fee	$(118,253)
Waiver of administrative personnel and services fee	(2,792)
TOTAL WAIVERS		(121,045)
Net expenses			520,633
Net investment income			$4,932,970

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2008	Year Ended 7/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,932,970	$10,211,881
Distributions to Shareholders:
Distributions from net investment income	(4,932,218)	(10,212,755)
Share Transactions:
Proceeds from sale of shares	289,311,781	449,061,054
Net asset value of shares issued to shareholders in payment of distributions declared	1,440,743	3,241,132
Cost of shares redeemed	(261,292,981)	(447,812,374)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	29,459,543	4,489,812
Change in net assets	29,460,295	4,488,938
Net Assets:
Beginning of period	209,398,281	204,909,343
End of period (including distributions in excess of net investment income of $(292) and $(1,044), respectively)	$238,858,576	$209,398,281

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2008 (unaudited)

1. ORGANIZATION

Money Market Obligations (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Federated Short-Term U.S. Government Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The primary investment objective of the Fund is to provide high current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on January 31, 2008. As of and during the period ended January 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2008, tax years 2004 through 2007 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the state of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 1/31/2008	Year Ended 7/31/2007
Shares sold	289,311,781	449,061,054
Shares issued to shareholders in payment of distributions declared	1,440,743	3,241,132
Shares redeemed	(261,292,981)	(447,812,374)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	29,459,543	4,489,812

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2008, the Adviser voluntarily waived $118,253 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $2,792 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2008, the Fund did not incur a shareholder services fee.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2008, there were no outstanding loans. During the six months ended January 31, 2008, the Fund did not utilize the LOC.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of January 31, 2008, there were no outstanding loans. During the six months ended January 31, 2008, the program was not utilized.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory Contract

FEDERATED SHORT-TERM U.S. GOVERNMENT TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2006. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N765

8080106 (3/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Government Obligations
Tax-Managed Fund

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2008

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,
	1/31/2008		2007 [1]	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.024		0.051	0.041	0.022	0.009	0.013
Less Distributions:
Distributions from net investment income	(0.024)		(0.051)	(0.041)	(0.022)	(0.009)	(0.013)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [2]	2.38%		5.18%	4.21%	2.17%	0.89%	1.26%

Ratios to Average Net Assets:
Net expenses	0.20	% [3]	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	4.67	% [3]	5.06%	4.15%	2.15%	0.88%	1.25%
Expense waiver/reimbursement [4]	0.09	% [3]	0.09%	0.29%	0.34%	0.35%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,005,779		$2,062,328	$1,556,092	$1,206,111	$1,159,503	$1,521,953

1 For the year ended July 31, 2007, the fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2007 to January 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2007	Ending Account Value 1/31/2008	Expenses Paid During Period [1]
Actual	$1,000	$1,023.80	$1.02
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.13	$1.02

1 Expenses are equal to the Fund's Institutional Shares annualized net expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At January 31, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	105.3%
Other Assets and Liabilities--Net [2]	(5.3)%
TOTAL	100.0%

At January 31, 2008, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	11.3%
8-30 Days	48.2%
31-90 Days	34.7%
91-180 Days	6.1%
181 Days or more	5.0%
Other Assets and Liabilities--Net [2]	(5.3)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

January 31, 2008 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES--105.3%
$618,750,000	[1]	Federal Farm Credit System Discount Notes, 2.800% - 4.470%, 2/11/2008 - 6/12/2008	$615,381,877
1,648,400,000	[2]	Federal Farm Credit System Floating Rate Notes, 3.145% - 4.856%, 2/1/2008 - 4/1/2008	1,648,274,093
242,223,000		Federal Farm Credit System Notes, 3.000% - 5.830%, 2/5/2008 - 2/11/2008	242,050,345
2,756,175,000	[1]	Federal Home Loan Bank System Discount Notes, 2.600% - 4.930%, 2/1/2008 - 5/09/2008	2,746,684,606
1,987,900,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 3.096% - 5.016%, 2/1/2008 - 4/29/2008	1,987,884,084
444,350,000		Federal Home Loan Bank System Notes, 2.850% - 5.250%, 2/8/2008 - 1/22/2009	444,289,493
169,000,000	[1]	Tennessee Valley Authority Discount Notes, 2.725% - 4.100%, 2/28/2008 - 3/13/2008	168,336,897
		TOTAL INVESTMENTS--105.3% (AT AMORTIZED COST) [3]	7,852,901,395
		OTHER ASSETS AND LIABILITIES - NET--(5.3%) [4]	(394,785,318)
		TOTAL NET ASSETS--100%	$7,458,116,077

1 Discount rate at time of purchase.

2 Floating rate note with current rate and next reset date shown.

3 Also represents cost for federal tax purposes.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2008.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2008 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$7,852,901,395
Income receivable		20,846,112
TOTAL ASSETS		7,873,747,507
Liabilities:
Bank overdraft	$98,103
Payable for investments purchased	403,000,000
Income distribution payable	11,934,763
Payable for shareholder services fee (Note 4)	247,318
Payable for account administration fee	245,980
Accrued expenses	105,266
TOTAL LIABILITIES		415,631,430
Net assets for 7,458,169,916 shares outstanding		$7,458,116,077
Net Assets Consist of:
Paid-in capital		$7,458,179,293
Distributions in excess of net investment income		(63,216)
TOTAL NET ASSETS		$7,458,116,077
Net Asset Value, Offering Price and Redemption Proceeds per Share
Institutional Shares:
$5,005,779,053 ÷ 5,005,921,766 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$2,452,337,024 ÷ 2,452,248,150 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2008 (unaudited)

Investment Income:
Interest			$146,892,333
Expenses:
Investment adviser fee (Note 4)		$6,010,819
Administrative personnel and services fee (Note 4)		2,364,658
Custodian fees		104,246
Transfer and dividend disbursing agent fees and expenses		34,294
Directors'/Trustees' fees		19,003
Auditing fees		9,568
Legal fees		5,458
Portfolio accounting fees		87,624
Shareholder services fee--Institutional Service Shares (Note 4)		1,376,513
Account administration fee--Institutional Service Shares		1,457,672
Share registration costs		50,142
Printing and postage		16,908
Insurance premiums		12,135
Miscellaneous		15,163
TOTAL EXPENSES		11,564,203
Waivers (Note 4):
Waiver of investment adviser fee	$(2,497,526)
Waiver of administrative personnel and services fee	(74,536)
TOTAL WAIVERS		(2,572,062)
Net expenses			8,992,141
Net investment income			$137,900,192

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2008	Year Ended 7/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$137,900,192	$188,834,774
Distributions to Shareholders:
Institutional Shares	(87,544,626)	(90,518,570)
Institutional Service Shares	(50,438,801)	(98,323,055)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(137,983,427)	(188,841,625)
Share Transactions:
Proceeds from sale of shares	12,183,981,935	12,530,659,254
Net asset value of shares issued to shareholders in payment of distributions declared	62,948,107	49,328,145
Cost of shares redeemed	(8,999,835,323)	(11,935,848,732)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	3,247,094,719	644,138,667
Change in net assets	3,247,011,484	644,131,816
Net Assets:
Beginning of period	4,211,104,593	3,566,972,777
End of period (including undistributed (distributions in excess of) net investment income of $(63,216) and $20,019, respectively)	$7,458,116,077	$4,211,104,593

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2008 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Government Obligations Tax-Managed Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The financial highlights of Institutional Service Shares are presented separately. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as shareholder services and account administration fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on January 31, 2008. As of and during the period ended January 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2008, tax years 2004 through 2007 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the state of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2008	Year Ended 7/31/2007
Institutional Shares:
Shares sold	9,107,391,170	7,159,531,620
Shares issued to shareholders in payment of distributions declared	53,556,580	29,442,078
Shares redeemed	(6,217,297,767)	(6,682,830,661)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,943,649,983	506,143,037

	Six Months Ended 1/31/2008	Year Ended 7/31/2007
Institutional Service Shares:
Shares sold	3,076,590,765	5,371,127,634
Shares issued to shareholders in payment of distributions declared	9,391,527	19,886,067
Shares redeemed	(2,782,537,556)	(5,253,018,071)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	303,444,736	137,995,630
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	3,247,094,719	644,138,667

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2008, the Adviser voluntarily waived $2,497,526 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2008, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund. FAS waived $74,536 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2008, FSSC did not receive any fees paid by the Fund. For the six months ended January 31, 2008, Institutional Shares did not incur a shareholder services fee.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2008, there were no outstanding loans. During the six months ended January 31, 2008, the Fund did not utilize the LOC.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of January 31, 2008, there were no outstanding loans. During the six months ended January 31, 2008, the program was not utilized.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorney's fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory Contract

GOVERNMENT OBLIGATIONS TAX-MANAGED FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2006. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund intends to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund or its agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N856

34481 (3/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Government Obligations
Tax-Managed Fund

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2008

Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,
	1/31/2008		2007 [1]	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.022		0.048	0.039	0.019	0.006	0.010
Less Distributions:
Distributions from net investment income	(0.022)		(0.048)	(0.039)	(0.019)	(0.006)	(0.010)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [2]	2.25%		4.92%	3.96%	1.92%	0.64%	1.01%

Ratios to Average Net Assets:
Net expenses	0.45	% [3]	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income	4.46	% [3]	4.81%	3.90%	1.90%	0.63%	1.00%
Expense waiver/reimbursement [4]	0.09	% [3]	0.09%	0.10%	0.09%	0.10%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,452,337		$2,148,776	$2,010,881	$1,797,876	$1,756,992	$1,996,288

1 For the year ended July 31, 2007, the fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2007 to January 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2007	Ending Account Value 1/31/2008	Expenses Paid During Period [1]
Actual	$1,000	$1,022.50	$2.29
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.87	$2.29

1 Expenses are equal to the Fund's Institutional Service Shares annualized net expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At January 31, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	105.3%
Other Assets and Liabilities--Net [2]	(5.3)%
TOTAL	100.0%

At January 31, 2008, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	11.3%
8-30 Days	48.2%
31-90 Days	34.7%
91-180 Days	6.1%
181 Days or more	5.0%
Other Assets and Liabilities--Net [2]	(5.3)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

January 31, 2008 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES--105.3%
$618,750,000	[1]	Federal Farm Credit System Discount Notes, 2.800% - 4.470%, 2/11/2008 - 6/12/2008	$615,381,877
1,648,400,000	[2]	Federal Farm Credit System Floating Rate Notes, 3.145% - 4.856%, 2/1/2008 - 4/1/2008	1,648,274,093
242,223,000		Federal Farm Credit System Notes, 3.000% - 5.830%, 2/5/2008 - 2/11/2008	242,050,345
2,756,175,000	[1]	Federal Home Loan Bank System Discount Notes, 2.600% - 4.930%, 2/1/2008 - 5/09/2008	2,746,684,606
1,987,900,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 3.096% - 5.016%, 2/1/2008 - 4/29/2008	1,987,884,084
444,350,000		Federal Home Loan Bank System Notes, 2.850% - 5.250%, 2/8/2008 - 1/22/2009	444,289,493
169,000,000	[1]	Tennessee Valley Authority Discount Notes, 2.725% - 4.100%, 2/28/2008 - 3/13/2008	168,336,897
		TOTAL INVESTMENTS--105.3% (AT AMORTIZED COST) [3]	7,852,901,395
		OTHER ASSETS AND LIABILITIES - NET--(5.3%) [4]	(394,785,318)
		TOTAL NET ASSETS--100%	$7,458,116,077

1 Discount rate at time of purchase.

2 Floating rate note with current rate and next reset date shown.

3 Also represents cost for federal tax purposes.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2008.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2008 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$7,852,901,395
Income receivable		20,846,112
TOTAL ASSETS		7,873,747,507
Liabilities:
Bank overdraft	$98,103
Payable for investments purchased	403,000,000
Income distribution payable	11,934,763
Payable for shareholder services fee (Note 4)	247,318
Payable for account administration fee	245,980
Accrued expenses	105,266
TOTAL LIABILITIES		415,631,430
Net assets for 7,458,169,916 shares outstanding		$7,458,116,077
Net Assets Consist of:
Paid-in capital		$7,458,179,293
Distributions in excess of net investment income		(63,216)
TOTAL NET ASSETS		$7,458,116,077
Net Asset Value, Offering Price and Redemption Proceeds per Share
Institutional Shares:
$5,005,779,053 ÷ 5,005,921,766 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$2,452,337,024 ÷ 2,452,248,150 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2008 (unaudited)

Investment Income:
Interest			$146,892,333
Expenses:
Investment adviser fee (Note 4)		$6,010,819
Administrative personnel and services fee (Note 4)		2,364,658
Custodian fees		104,246
Transfer and dividend disbursing agent fees and expenses		34,294
Directors'/Trustees' fees		19,003
Auditing fees		9,568
Legal fees		5,458
Portfolio accounting fees		87,624
Shareholder services fee--Institutional Service Shares (Note 4)		1,376,513
Account administration fee--Institutional Service Shares		1,457,672
Share registration costs		50,142
Printing and postage		16,908
Insurance premiums		12,135
Miscellaneous		15,163
TOTAL EXPENSES		11,564,203
Waivers (Note 4):
Waiver of investment adviser fee	$(2,497,526)
Waiver of administrative personnel and services fee	(74,536)
TOTAL WAIVERS		(2,572,062)
Net expenses			8,992,141
Net investment income			$137,900,192

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2008	Year Ended 7/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$137,900,192	$188,834,774
Distributions to Shareholders:
Institutional Shares	(87,544,626)	(90,518,570)
Institutional Service Shares	(50,438,801)	(98,323,055)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(137,983,427)	(188,841,625)
Share Transactions:
Proceeds from sale of shares	12,183,981,935	12,530,659,254
Net asset value of shares issued to shareholders in payment of distributions declared	62,948,107	49,328,145
Cost of shares redeemed	(8,999,835,323)	(11,935,848,732)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	3,247,094,719	644,138,667
Change in net assets	3,247,011,484	644,131,816
Net Assets:
Beginning of period	4,211,104,593	3,566,972,777
End of period (including undistributed (distributions in excess of) net investment income of $(63,216) and $20,019, respectively)	$7,458,116,077	$4,211,104,593

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2008 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Government Obligations Tax-Managed Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The financial highlights of Institutional Shares are presented separately. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as shareholder services and account administration fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on January 31, 2008. As of and during the period ended January 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2008, tax years 2004 through 2007 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the state of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2008	Year Ended 7/31/2007
Institutional Shares:
Shares sold	9,107,391,170	7,159,531,620
Shares issued to shareholders in payment of distributions declared	53,556,580	29,442,078
Shares redeemed	(6,217,297,767)	(6,682,830,661)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,943,649,983	506,143,037

	Six Months Ended 1/31/2008	Year Ended 7/31/2007
Institutional Service Shares:
Shares sold	3,076,590,765	5,371,127,634
Shares issued to shareholders in payment of distributions declared	9,391,527	19,886,067
Shares redeemed	(2,782,537,556)	(5,253,018,071)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	303,444,736	137,995,630
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	3,247,094,719	644,138,667

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2008, the Adviser voluntarily waived $2,497,526 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2008, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund. FAS waived $74,536 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2008, FSSC did not receive any fees paid by the Fund. For the six months ended January 31, 2008, Institutional Shares did not incur a shareholder services fee.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2008, there were no outstanding loans. During the six months ended January 31, 2008, the Fund did not utilize the LOC.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of January 31, 2008, there were no outstanding loans. During the six months ended January 31, 2008, the program was not utilized.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorney's fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory Contract

GOVERNMENT OBLIGATIONS TAX-MANAGED FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2006. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund intends to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund or its agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N849

38172 (3/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Liberty U.S. Government Money Market Trust

Established 1980

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2008

Class A Shares
Class B Shares
Class C Shares
Class F Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,
	1/31/2008		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.020		0.044	0.035	0.015	0.002	0.006
Less Distributions:
Distributions from net investment income	(0.020)		(0.044)	(0.035)	(0.015)	(0.002)	(0.006)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [1]	2.01%		4.49%	3.53%	1.47%	0.19%	0.57%
Ratios to Average Net Assets:
Net expenses	0.92	% [2]	0.92%	0.93%	0.92%	0.92%	0.93%
Net investment income	3.96	% [2]	4.40%	3.47%	1.42%	0.20%	0.58%
Expense waiver/reimbursement [3]	0.28	% [2]	0.28%	0.29%	0.22%	0.28%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$256,508		$249,100	$258,486	$270,162	$323,777	$443,485

1 Based on net asset value. Total returns for periods of less than one year are not annualized.

2 Computed on an annualized basis.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,
	1/31/2008		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.015		0.035	0.026	0.006	0.0001	0.001
Less Distributions:
Distributions from net investment income	(0.015)		(0.035)	(0.026)	(0.006)	(0.0001)	(0.001)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [1]	1.55%		3.56%	2.61%	0.62%	0.01%	0.05%
Ratios to Average Net Assets:
Net expenses	1.82	% [2]	1.82%	1.83%	1.75%	1.10%	1.46%
Net investment income	3.04	% [2]	3.50%	2.51%	0.52%	0.02%	0.05%
Expense waiver/reimbursement [3]	0.13	% [2]	0.14%	0.14%	0.14%	0.85%	0.41%
Supplemental Data:
Net assets, end of period (000 omitted)	$36,971		$30,839	$41,481	$54,502	$101,443	$122,807

1 Based on net asset value. Total returns for periods of less than one year are not annualized.

2 Computed on an annualized basis.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,		Period Ended
	1/31/2008		2007	2006	7/31/2005	[1]
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.016		0.035	0.026	0.003
Less Distributions:
Distributions from net investment income	(0.016)		(0.035)	(0.026)	(0.003)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00
Total Return [2]	1.58%		3.60%	2.61%	0.33%

Ratios to Average Net Assets:
Net expenses	1.76	% [3]	1.79%	1.82%	1.82	% [3]
Net investment income	3.08	% [3]	3.53%	2.73%	1.46	% [3]
Expense waiver/reimbursement [4]	0.13	% [3]	0.14%	0.14%	0.00	% [3,5]
Supplemental Data:
Net assets, end of period (000 omitted)	$9,184		$3,563	$3,699	$1,285

1 Reflects operations for the period from May 2, 2005 (date of initial public investment) to July 31, 2005.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

5 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class F Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,		Period Ended
	1/31/2008		2007	2006	7/31/2005	[1]
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.020		0.044	0.035	0.006
Less Distributions:
Distributions from net investment income	(0.020)		(0.044)	(0.035)	(0.006)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00
Total Return [2]	2.01%		4.49%	3.53%	0.56%
Ratios to Average Net Assets:
Net expenses	0.92	% [3]	0.92%	0.94%	0.92	% [3]
Net investment income	3.92	% [3]	4.43%	3.46%	3.57	% [3]
Expense waiver/reimbursement [4]	0.21	% [3]	0.18%	0.28%	0.15	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$601		$507	$184	$5
1 Reflects operations for the period from May 2, 2005 (date of initial public investment) to July 31, 2005.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges on redemptions of Class B, Class C, and Class F Shares; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2007 to January 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as contingent deferred sales charges on redemptions. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 8/1/2007	Ending Account Value 1/31/2008	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,020.10	$4.67
Class B Shares	$1,000	$1,015.50	$9.22
Class C Shares	$1,000	$1,015.80	$8.92
Class F Shares	$1,000	$1,020.10	$4.67
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.51	$4.67
Class B Shares	$1,000	$1,015.99	$9.22
Class C Shares	$1,000	$1,016.29	$8.92
Class F Shares	$1,000	$1,020.51	$4.67

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	0.92%
Class B Shares	1.82%
Class C Shares	1.76%
Class F Shares	0.92%

Portfolio of Investments Summary Tables

At January 31, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Repurchase Agreements	64.9%
U.S. Government Agency Securities	36.6%
Other Assets and Liabilities--Net [2]	(1.5)%
TOTAL	100.0%

At January 31, 2008, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 days	58.3%
8-30 days	18.7%
31-90 days	15.8%
91-180 days	2.8%
181 Days and more	5.9%
Other Assets and Liabilities--Net [2]	(1.5)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a more complete description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

January 31, 2008 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES--36.6%
$1,500,000	[1]	Federal Farm Credit System Floating Rate Notes, 3.103%, 2/8/2008	$1,500,000
11,000,000	[2]	Federal Home Loan Bank System Discount Notes, 4.235% - 4.284%, 3/14/2008 - 3/24/2008	10,938,168
63,500,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 3.071% - 5.016%, 2/1/2008 - 4/30/2008	63,507,630
14,700,000		Federal Home Loan Bank System Notes, 3.500% - 5.250%, 4/1/2008 - 12/17/2008	14,690,369
2,500,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 3.845% - 4.890%, 3/3/2008 - 7/7/2008	2,470,636
5,245,000		Federal Home Loan Mortgage Corp. Notes, 3.250% - 5.750%, 2/25/2008 - 1/16/2009	5,243,087
2,500,000	[2]	Federal National Mortgage Association Discount Notes, 4.905% - 5.000%, 2/29/2008 - 5/12/2008	2,472,431
5,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 3.060% - 3.171%, 2/1/2008 - 4/28/2008	4,998,536
5,125,000		Federal National Mortgage Association Notes, 2.500% - 4.300%, 5/5/2008 - 1/23/2009	5,102,305
		TOTAL GOVERNMENT AGENCIES	110,923,162
		REPURCHASE AGREEMENTS--64.9%
3,000,000		Interest in $2,850,000,000 joint repurchase agreement 1.70%, dated 1/31/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $2,850,134,583 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2022 and the market value of those underlying securities was $2,907,138,333.	3,000,000
26,017,000		Interest in $3,474,000,000 joint repurchase agreement 3.00%, dated 1/31/2008 under which Bank of America N.A. will repurchase securities provided as collateral for $3,474,289,500 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2035 and the market value of those underlying securities at the end of the period was $3,543,775,854.	26,017,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$60,000,000		Interest in $4,000,000,000 joint repurchase agreement 3.00%, dated 1/31/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $4,000,333,333 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2048 and the market value of those underlying securities was $4,108,906,007.	$60,000,000
1,000,000	[3]	Interest in $295,000,000 joint repurchase agreement 4.435%, dated 4/11/2007 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $308,228,619 on 4/10/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2038 and the market value of those underlying securities was $301,715,523.	1,000,000
60,000,000		Interest in $3,500,000,000 joint repurchase agreement 3.00%, dated 1/31/2008 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $3,500,291,667 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/25/2037 and the market value of those underlying securities was $3,586,624,903.	60,000,000
2,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 4.37%, dated 1/2/2008 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,004,005,833 on 2/4/2008. The securities provided as collateral at the end of the period were a U.S. Treasury security and U.S. Government Agency securities with various maturities to 4/1/2047 and the market value of those underlying securities was $1,029,207,905.	2,000,000
5,000,000	[3]	Interest in $700,000,000 joint repurchase agreement 3.155%, dated 1/14/2008 under which Lehman Brothers, Inc. will repurchase securities provided as collateral for $701,901,764 on 2/14/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2038 and the market value of those underlying securities was $714,002,791.	5,000,000
5,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 3.05%, dated 1/31/2008 under which UBS Securities LLC will repurchase securities provided as collateral for $501,186,111 on 2/29/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/15/2037 and the market value of those underlying securities was $515,001,016.	5,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$9,000,000	[3]	Interest in $200,000,000 joint repurchase agreement 3.29%, dated 1/25/2008 under which UBS Securities LLC will repurchase securities provided as collateral for $200,511,778 on 2/25/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/20/2037 and the market value of those underlying securities was $206,058,599.	$9,000,000
1,000,000	[3]	Interest in $147,000,000 joint repurchase agreement 5.315%, dated 5/31/2007 under which UBS Securities LLC will repurchase securities provided as collateral for $154,856,456 on 5/27/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/25/2042 and the market value of those underlying securities was $156,895,479.	1,000,000
25,000,000		Interest in $100,000,000 joint repurchase agreement 3.05%, dated 1/31/2008 under which Westdeutsche Landesbank Girozentrale, New York will repurchase securities provided as collateral for $100,008,472 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/1/2036 and the market value of those underlying securities was $102,602,437.	25,000,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	197,017,000
		TOTAL INVESTMENTS--101.5% (AT AMORTIZED COST) [4]	307,940,162
		OTHER ASSETS AND LIABILITIES - NET--(1.5)% [5]	(4,675,509)
		TOTAL NET ASSETS--100%	$303,264,653

1 Floating rate notes with current rate and next reset date shown.

2 Discount rate at time of purchase.

3 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4 Also represent cost for federal tax purposes.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2008.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2008 (unaudited)

Assets:
Investments in repurchase agreements	$197,017,000
Investments in securities	110,923,162
Total investments in securities, at amortized cost and value		$307,940,162
Cash		12,893
Income receivable		756,998
Receivable for shares sold		1,778,122
TOTAL ASSETS		310,488,175
Liabilities:
Payable for investments purchased	6,500,000
Payable for shares redeemed	341,917
Income distribution payable	45,086
Payable for distribution services fee (Note 4)	26,106
Payable for shareholder services fee (Note 4)	163,245
Accrued expenses	147,168
TOTAL LIABILITIES		7,223,522
Net assets for 303,317,506 shares outstanding		$303,264,653
Net Assets Consist of:
Paid-in capital		$303,262,577
Undistributed net investment income		2,076
TOTAL NET ASSETS		$303,264,653
Net Asset Value and Offering Price Per Share:
Class A Shares:
$256,508,373 ÷ 256,562,618 shares outstanding, no par value, unlimited shares authorized		$1.00
Class B Shares:
$36,970,783 ÷ 36,970,581 shares outstanding, no par value, unlimited shares authorized		$1.00
Class C Shares:
$9,184,280 ÷ 9,183,034 shares outstanding, no par value, unlimited shares authorized		$1.00
Class F Shares:
$601,217 ÷ 601,273 shares outstanding, no par value, unlimited shares authorized		$1.00
Redemption Proceeds Per Share:
Class A Shares		$1.00
Class B Shares (94.50/100 of $1.00) [1]		$0.95
Class C Shares (99.00/100 of $1.00) [1]		$0.99
Class F Shares (99.00/100 of $1.00) [1]		$0.99

1 Under certain limited conditions, a "Contingent Deferred Sales Charge" of up to 5.50% for Class B Shares and up to 1.00% for Class C Shares and Class F Shares may be imposed. See "Sales Charge When You Redeem" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2008 (unaudited)

Investment Income:
Interest			$7,129,951
Expenses:
Investment adviser fee (Note 4)		$729,886
Administrative personnel and services fee (Note 4)		135,737
Custodian fees		12,013
Transfer and dividend disbursing agent fees and expenses		387,625
Directors'/Trustees' fees		1,477
Auditing fees		8,848
Legal fees		4,933
Portfolio accounting fees		54,031
Distribution services fee--Class B Shares (Note 4)		123,479
Distribution services fee--Class C Shares (Note 4)		17,763
Shareholder services fee--Class A Shares (Note 4)		311,538
Shareholder services fee--Class B Shares (Note 4)		41,160
Shareholder services fee--Class C Shares (Note 4)		4,235
Shareholder services fee--Class F Shares (Note 4)		413
Share registration costs		33,477
Printing and postage		22,208
Insurance premiums		3,765
Miscellaneous		1,222
TOTAL EXPENSES		1,893,810
Waivers and Reimbursements (Note 4):
Waiver of investment adviser fee	$(165,939)
Waiver of administrative personnel and services fee	(25,166)
Reimbursement of shareholder services fee--Class A Shares	(185,022)
Reimbursement of shareholder services fee--Class F Shares	(185)
TOTAL WAIVERS AND REIMBURSEMENTS		(376,312)
Net expenses			1,517,498
Net investment income			$5,612,453

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2008	Year Ended 7/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,612,453	$12,130,888
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(5,027,508)	(10,834,077)
Class B Shares	(502,549)	(1,169,065)
Class C Shares	(72,888)	(116,936)
Class F Shares	(9,016)	(9,899)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,611,961)	(12,129,977)
Share Transactions:
Proceeds from sale of shares	176,385,893	143,892,545
Net asset value of shares issued to shareholders in payment of distributions declared	5,215,499	11,291,962
Cost of shares redeemed	(162,347,250)	(175,025,647)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	19,254,142	(19,841,140)
Change in net assets	19,254,634	(19,840,229)
Net Assets:
Beginning of period	284,010,019	303,850,248
End of period (including undistributed net investment income of $2,076 and $1,584, respectively)	$303,264,653	$284,010,019

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2008 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Liberty U.S. Government Money Market Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class F Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is stability of principal and current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on January 31, 2008. As of and during the six months ended January 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2008, tax years 2004 through 2007 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the state of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	147,917,344	$147,917,344	123,319,385	$123,319,385
Shares issued to shareholders in payment of distributions declared	4,696,390	4,696,390	10,163,094	10,163,094
Shares redeemed	(145,207,241)	(145,207,241)	(142,869,878)	(142,869,878)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	7,406,493	$7,406,493	(9,387,399)	$(9,387,399)
	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	18,570,086	$18,570,086	13,795,708	$13,795,708
Shares issued to shareholders in payment of distributions declared	443,093	443,093	1,010,185	1,010,185
Shares redeemed	(12,880,518)	(12,880,518)	(25,446,371)	(25,446,371)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	6,132,661	$6,132,661	(10,640,478)	$(10,640,478)
	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	9,434,872	$9,434,872	6,138,348	$6,138,348
Shares issued to shareholders in payment of distributions declared	68,448	68,448	109,312	109,312
Shares redeemed	(3,882,154)	(3,882,154)	(6,384,099)	(6,384,099)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	5,621,166	$5,621,166	(136,439)	$(136,439)
	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	463,591	$463,591	639,104	$639,104
Shares issued to shareholders in payment of distributions declared	7,568	7,568	9,371	9,371
Shares redeemed	(377,337)	(377,337)	(325,299)	(325,299)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	93,822	$93,822	323,176	$323,176
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	19,254,142	$19,254,142	(19,841,140)	$(19,841,140)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.500% on the first $500 million; 0.475% on the second $500 million; 0.450% on the third $500 million; 0.425% on the fourth $500 million; and 0.400% over $2 billion of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2008, the Adviser voluntarily waived $165,939 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $25,166 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2008, FSC retained $7,118 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2008, FSSC voluntarily reimbursed $185,207 of shareholder services fees. For the six months ended January 31, 2008, FSSC received $43,401 of fees paid by the Fund.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2008, there were no outstanding loans. During the six months ended January 31, 2008, the Fund did not utilize the LOC.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of January 31, 2008, there were no outstanding loans. During the six months ended January 31, 2008, the program was not utilized.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory Contract

LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds ( e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2006. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of additional breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N732
Cusip 60934N724
Cusip 608919817
Cusip 608919791

8110106 (3/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Liquid Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2008

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2008	Year Ended July 31,
		2007	2006	2005 [1]	2004	2003

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.023	0.051	0.043	0.022	0.009	0.012
Less Distributions:
Distributions from net investment income	(0.023)	(0.051)	(0.043)	(0.022)	(0.009)	(0.012)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	2.33%	5.26%	4.33%	2.27%	0.91%	1.25%

Ratios to Average Net Assets:

Net expenses	0.18%[3]	0.19%	0.18%	0.17%	0.16%	0.16%

Net investment income	4.62%[3]	5.22%	4.32%	2.28%	0.90%	1.24%

Expense waiver/reimbursement[4]	0.52%[3]	0.55%[5]	0.54%[5]	0.48%[5]	0.43%[5]	0.40%[5]

Supplemental Data:

Net assets, end of period (000 omitted)	$118,407	$101,470	$86,721	$81,537	$93,831	$228,140

1 Beginning with the year ended July 31, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

5 Disclosure has been modified to provide additional information, which has no effect on net expenses, net investment income and net assets previously reported, to conform to the current year presentation.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2007 to January 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2007	Ending Account Value 1/31/2008	Expenses Paid During Period[1]

Actual	$1,000	$1,023.30	$0.92

Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.23	$0.92

1 Expenses are equal to the Fund’s annualized net expense ratio of 0.18%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At January 31, 2008, the Fund’s portfolio composition1 was as follows:

Percentage of Total Net Assets

Repurchase Agreements	100.1%

Other Assets and Liabilities--Net[2]	(0.1)%

TOTAL	100.0%

At January 31, 2008, the Fund’s effective maturity3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets

1-7 Days	100.1%

8-30 Days	0.0%

31-90 Days	0.0%

91-180 Days	0.0%

181 Days or more	0.0%

Other Assets and Liabilities--Net[2]	(0.1)%

TOTAL	100.0%

1 See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

January 31, 2008 (unaudited)

Principal Amount		Value

	REPURCHASE AGREEMENTS--100.1%
$1,000,000	Interest in $2,850,000,000 joint repurchase agreement 1.70%, dated 1/31/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $2,850,134,583 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2022 and the market value of those underlying securities was $2,907,138,333.	$1,000,000
25,000,000	Interest in $1,366,000,000 joint repurchase agreement 3.00%, dated 1/31/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,366,113,833 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/1/2037 and the market value of those underlying securities was $1,398,169,300.	25,000,000
17,563,000	Interest in $3,474,000,000 joint repurchase agreement 3.00%, dated 1/31/2008 under which Bank of America N.A. will repurchase securities provided as collateral for $3,474,289,500 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2035 and the market value of those underlying securities was $3,543,775,854.	17,563,000
25,000,000	Interest in $4,000,000,000 joint repurchase agreement 3.00%, dated 1/31/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $4,000,333,333 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2048 and the market value of those underlying securities was $4,108,906,007.	25,000,000
25,000,000	Interest in $3,500,000,000 joint repurchase agreement 3.00%, dated 1/31/2008 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $3,500,291,667 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/25/2037 and the market value of those underlying securities was $3,586,624,903.	25,000,000
25,000,000	Interest in $2,000,000,000 joint repurchase agreement 3.00%, dated 1/31/2008 under which Societe Generale, New York will repurchase securities provided as collateral for $2,000,166,667 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/1/2047 and market value of those underlying securities was $2,058,097,671.	25,000,000

	TOTAL INVESTMENTS--100.1% (AT AMORTIZED COST)[1]	118,563,000

	OTHER ASSETS AND LIABILITIES-NET--(0.1)%[2]	(156,215)

	TOTAL NET ASSETS--100%	$118,406,785

1 Also represents cost for federal tax purposes.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2008.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2008 (unaudited)

Assets:
Total investments in repurchase agreements, at amortized cost and value		$118,563,000
Cash		750
Income receivable		9,844
Receivable for shares sold		18,527

TOTAL ASSETS		118,592,121

Liabilities:
Income distribution payable	$185,022
Accrued expenses	314

TOTAL LIABILITIES		185,336

Net assets for 118,407,367 shares outstanding		$118,406,785

Net Assets Consist of:
Paid-in capital		$118,407,367
Distributions in excess of net investment income		(582)

TOTAL NET ASSETS		$118,406,785

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$118,406,785 ÷ 118,407,367 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2008 (unaudited)

Investment Income:
Interest			$2,539,057

Expenses:
Investment adviser fee (Note 4)		$211,971
Administrative personnel and services fee (Note 4)		75,411
Custodian fees		9,633
Transfer and dividend disbursing agent fees and expenses		8,735
Directors’/Trustees’ fees		609
Auditing fees		8,681
Legal fees		5,419
Portfolio accounting fees		21,843
Share registration costs		13,913
Printing and postage		5,125
Insurance premiums		3,300
Miscellaneous		4,005

TOTAL EXPENSES		368,645

Waivers and Reimbursement (Note 4):
Waiver of investment adviser fee	$(211,971)
Waiver of administrative personnel and services fee	(12,056)
Reimbursement of other operating expenses	(51,254)

TOTAL WAIVERS AND REIMBURSEMENT		(275,281)

Net expenses			93,364

Net investment income			$2,445,693

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2008	Year Ended 7/31/2007

Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,445,693	$4,861,775

Distributions to Shareholders:
Distributions from net investment income	(2,445,406)	(4,862,023)

Share Transactions:
Proceeds from sale of shares	337,374,032	657,730,875
Net asset value of shares issued to shareholders in payment of distributions declared	1,252,682	3,130,353
Cost of shares redeemed	(321,689,861)	(646,112,085)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	16,936,853	14,749,143

Change in net assets	16,937,140	14,748,895

Net Assets:
Beginning of period	101,469,645	86,720,750

End of period (including distributions in excess of net investment income of $(582) and $(869), respectively)	$118,406,785	$101,469,645

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2008 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Liquid Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes,” on January 31, 2008. As of and during the six months ended January 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2008, tax years 2004 through 2007 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the state of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 1/31/2008	Year Ended 7/31/2007

Shares sold	337,374,032	657,730,875
Shares issued to shareholders in payment of distributions declared	1,252,682	3,130,353
Shares redeemed	(321,689,861)	(646,112,085)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	16,936,853	14,749,143

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund’s investment adviser (the “Adviser”). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.40% of the Fund’s average daily net assets. Under the investment advisory contract, which is subject to annual review by the Fund’s Board of Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund’s aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws and regulations, and extraordinary expenses exceed 0.45% of the average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended January 31, 2008, the Adviser waived its entire fee and reimbursed $51,254 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds

0.150%	on the first $5 billion

0.125%	on the next $5 billion

0.100%	on the next $10 billion

0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2008, the net fee paid to FAS was 0.120% average daily net assets of the Fund. FAS voluntarily waived $12,056 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2008, the Fund did not incur a shareholder services fee.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2008, there were no outstanding loans. During the six months ended January 31, 2008, the Fund did not utilize the LOC.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of January 31, 2008, there were no outstanding loans. During the six months ended January 31, 2008, the program was not utilized.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, “Federated”), along with various investment companies sponsored by Federated (“Funds”) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund’s net assets or results of operations.

Evaluation and Approval of Advisory Contract

LIQUID CASH TRUST (THE “FUND”)

The Fund’s Board reviewed the Fund’s investment advisory contract at meetings held in May 2007. The Board’s decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser’s services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund’s advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer’s evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board’s consideration of the advisory contract included review of the Senior Officer’s evaluation, accompanying data and additional reports covering such matters as: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund’s investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund’s investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated’s fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2006, the Fund’s performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds’ administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated’s profit margins did not appear to be excessive and the Board agreed.

The Senior Officer’s evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer’s evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated’s fund advisory services at this time.

It was noted that for the Fund’s most recently completed fiscal year, the Fund’s investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer’s evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund’s advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated’s website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated’s website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Portfolio Holdings” link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund intends to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund or its agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Securities Corp., Distributor

Cusip 60934N757

8110112 (3/08)

Federated is a registered mark of Federated Investors, Inc.
2008 © Federated Investors, Inc.

Federated
World-Class Investment Manager

Money Market Management

Established 1974

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2008

Eagle Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,
	1/31/2008		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.022		0.042	0.032	0.012	0.001	0.004
Net realized gain on investments	0.000	[1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
TOTAL FROM INVESTMENT OPERATIONS	0.022		0.042	0.032	0.012	0.001	0.004
Less Distributions:
Distributions from net investment income	(0.022)		(0.042)	(0.032)	(0.012)	(0.001)	(0.004)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [2]	2.22%		4.26%	3.29%	1.22%	0.06%	0.44%

Ratios to Average Net Assets:
Net expenses	0.71	% [3]	1.22%	1.22%	1.22%	1.13%	1.22%
Net investment income	4.42	% [3]	4.19%	3.22%	1.19%	0.06%	0.45%
Expense waiver/reimbursement [4]	0.78	% [3]	0.66%	0.56%	0.37%	0.33%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$51,859		$35,555	$36,597	$41,519	$49,683	$57,210

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2007 to January 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2007	Ending Account Value 1/31/2008	Expenses Paid During Period [1]
Actual	$1,000	$1,022.20	$3.61
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.57	$3.61

1 Expenses are equal to the Fund's annualized net expense ratio in effect during the period of 0.71%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the expenses paid during the most recent one-half year period). This table shows the actual expenses paid during the period. The expense ratio for the Fund was reduced during the most recent one-half year period. Had the change occurred on August 1, 2007, the first day of the period ended January 31, 2008, the Fund's expense ratio would be as follows:

	Beginning Account Value 8/1/2007	Ending Account Value 1/31/2008	Expenses Paid During Period [2]
Actual	$1,000	$1,022.20	$1.88
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.28	$1.88

2 Expenses are equal to the Fund's annualized current net expense ratio of 0.37%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the expenses paid using the current fees as if they had been in effect throughout the most recent one-half year period).

Portfolio of Investments Summary Tables

At January 31, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	49.0%
Variable Rate Instruments	30.3%
Bank Instruments	14.5%
Repurchase Agreements	6.0%
Other Assets and Liabilities--Net [2]	0.2%
TOTAL	100.0%

At January 31, 2008, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	37.9% [4]
8-30 Days	12.1%
31-90 Days	34.6%
91-180 Days	15.2%
181 Days or more	0.0%
Other Assets and Liabilities--Net [2]	0.2%
TOTAL	100.0%

1 Commercial Paper and Notes includes any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus and Statement of Additional Information for descriptions of commercial paper, repurchase agreements and bank instruments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 25.3% of the Fund's portfolio.

Portfolio of Investments

January 31, 2008 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--3.1%
		Finance - Automotive--3.1%
$51,190	[1]	CAL Securitization Trust 2007-1, Class A1, 5.425%, 7/15/2008	$51,190
580,219	[1,2]	Ford Credit Auto Owner Trust 2007-B, Class A1, 5.291%, 10/15/2008	580,219
1,000,000	[1,2]	Ford Credit Auto Owner Trust 2008-A, Class A1, 4.017%, 2/13/2009	1,000,000
		TOTAL ASSET-BACKED SECURITIES	1,631,409
		CERTIFICATES OF DEPOSIT--14.5%
		Banking--14.5%
500,000		Bank of Scotland, Edinburgh, 5.310%, 5/23/2008	500,000
1,200,000		Barclays Bank PLC, 4.580% - 5.312%, 5/22/2008 - 6/2/2008	1,200,000
2,000,000		Comerica Bank, 4.250% - 4.540%, 7/2/2008 - 7/10/2008	2,000,000
1,200,000		Credit Suisse, Zurich, 4.420% - 5.290%, 4/11/2008 - 7/3/2008	1,200,000
1,200,000		DePfa Bank PLC, 4.810% - 4.900%, 4/24/2008 - 4/30/2008	1,200,000
400,000		Natixis, 4.860%, 6/18/2008	400,000
1,000,000		UBS AG, 4.080%, 7/7/2008	1,000,000
		TOTAL CERTIFICATES OF DEPOSIT	7,500,000
		COLLATERALIZED LOAN AGREEMENTS--19.3%
		Banking--9.7%
2,000,000		Deutsche Bank Securities, Inc., 3.325%, 2/1/2008	2,000,000
1,000,000		Fortis Bank SA/NV, 3.305%, 2/1/2008	1,000,000
2,000,000		Greenwich Capital Markets, Inc., 3.325%, 2/1/2008	2,000,000
		TOTAL	5,000,000
		Brokerage--9.6%
2,000,000		Citigroup Global Markets, Inc., 3.325%, 2/1/2008	2,000,000
1,000,000		Goldman Sachs & Co., 3.295%, 2/1/2008	1,000,000
2,000,000		Merrill Lynch, Pierce, Fenner and Smith, 3.325%, 2/1/2008	2,000,000
		TOTAL	5,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	10,000,000
		COMMERCIAL PAPER--22.8% [3]
		Finance - Automotive--3.2%
1,700,000		DRAC LLC, (Series A1+/P1), 3.350% - 4.910%, 2/8/2008 - 7/21/2008	1,683,419
		Finance - Commercial--5.0%
2,600,000	[1,2]	Fairway Finance Co. LLC, 3.750% - 3.950%, 3/6/2008 - 4/10/2008	2,588,227
Principal Amount			Value
		COMMERCIAL PAPER--continued [3]
		Finance - Retail--13.4%
$1,000,000	[1,2]	Barton Capital LLC, 3.280%, 4/21/2008	$992,711
2,000,000	[1,2]	Chariot Funding LLC, 3.850%, 4/15/2008	1,984,172
2,000,000	[1,2]	Sheffield Receivables Corp., 3.330% - 3.850%, 3/12/2008 - 4/18/2008	1,988,065
2,000,000	[1,2]	Tulip Funding Corp., 3.250%, 3/31/2008	1,989,347
		TOTAL	6,954,295
		Finance - Securities--1.2%
600,000	[1,2]	Perry Global Funding LLC (Series A), 4.100%, 2/19/2008	598,770
		TOTAL COMMERCIAL PAPER	11,824,711
		CORPORATE BOND--1.0%
500,000	[1,2]	SLM Corp., 4.319%, 4/14/2008	500,000
		CORPORATE NOTES--2.8%
		Brokerage--1.9%
1,000,000		Goldman Sachs Group, Inc., 4.560%, 3/5/2008	1,000,000
		Finance - Securities--0.9%
200,000	[1,2]	K2 (USA) LLC, (K2 Corp. GTD), 5.400%, 6/16/2008	200,000
250,000	[1,2]	Sigma Finance, Inc., (Sigma Finance Corp. GTD), 5.350%, 5/22/2008	250,000
		TOTAL	450,000
		TOTAL CORPORATE NOTES	1,450,000
		NOTES - VARIABLE--30.3% [4]
		Banking--26.8%
500,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 5.110%, 3/5/2008	500,000
500,000		BNP Paribas SA, 3.227%, 2/28/2008	499,696
1,000,000	[1,2]	BNP Paribas SA, 3.285%, 2/26/2008	1,000,000
2,400,000		Bank of Montreal, 3.334%, 4/30/2008	2,400,000
1,000,000	[1,2]	Bank of Scotland, Edinburgh, 4.431%, 2/11/2008	1,000,000
985,000		Kansas City, MO Tax Increment Financing Commission, President Hotel, (MBIA Insurance Corp. INS), 3.293%, 2/7/2008	985,000
1,000,000	[1]	MONET Trust, (Series 2000-1), Class A-2A, (Dresdner Bank AG, Frankfurt SWP), 4.913%, 3/28/2008	1,000,000
1,000,000		Marshall & Ilsley Bank, Milwaukee, 3.346%, 2/25/2008	1,000,000
1,000,000		National Australia Bank Ltd., Melbourne, 4.454%, 3/6/2008	1,000,000
1,000,000		Salvation Army, (Series 2004-A), (Bank of New York LOC), 3.260%, 2/7/2008	1,000,000
2,045,000		Stratford Properties LP, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.480%, 2/5/2008	2,045,000
500,000		Svenska Handelsbanken, Stockholm, 4.468%, 4/7/2008	500,000
1,000,000		Wachovia Bank N.A., 4.673%, 4/3/2008	998,317
		TOTAL	13,928,013
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Finance - Commercial--1.0%
$500,000		General Electric Capital Corp., 4.461%, 2/11/2008	$500,000
		Finance - Retail--1.9%
1,000,000		AFS Insurance Premium Receivables Trust, (Series 1994-A), 4.792%, 2/15/2008	1,000,000
		Finance - Securities--0.6%
300,000	[1,2]	Sigma Finance, Inc., (Sigma Finance, Inc. GTD), 3.065%, 2/1/2008 (Final Maturity 5/30/2008)	299,986
		TOTAL NOTES - VARIABLE	15,727,999
		REPURCHASE AGREEMENT--6.0%
3,101,000		Interest in $3,474,000,000 joint repurchase agreement 3.000%, dated 1/31/2008 under which Bank of America N.A. will repurchase securities provided as collateral for $3,474,289,500 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2035 and the market value of those underlying securities was $3,543,775,854.	3,101,000
		TOTAL INVESTMENTS--99.8% (AT AMORTIZED COST) [5]	51,735,119
		OTHER ASSETS AND LIABILITIES - NET--0.2% [6]	123,989
		TOTAL NET ASSETS--100%	$51,859,108

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2008, these restricted securities amounted to $16,522,687, which represented 31.9% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At January 31, 2008, these liquid restricted securities amounted to $15,471,497, which represented 29.8% of total net assets.

3 Discount rate at time of purchase for discount issues, or the coupon for interest bearing issues.

4 Floating rate notes with current rate and next reset date shown.

5 Also represents costs for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2008.

The following acronyms are used throughout this portfolio:

GTD	--Guaranteed
INS	--Insured
LOC	--Letter of Credit
SWP	--Swap Agreement

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2008 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$51,735,119
Cash		450
Income receivable		132,582
Receivable for shares sold		74,157
Prepaid expense		4,255
TOTAL ASSETS		51,946,563
Liabilities:
Payable for shares redeemed	$2,961
Payable for shareholder services fee (Note 5)	27,342
Income distribution payable	57,152
TOTAL LIABILITIES		87,455
Net assets for 51,913,065 shares outstanding		$51,859,108
Net Assets Consist of:
Paid-in capital		$51,913,439
Accumulated net realized loss on investments		(54,129)
Distributions in excess of net investment income		(202)
TOTAL NET ASSETS		$51,859,108
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Eagle Shares:
$51,859,108 ÷ 51,913,065 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2008 (unaudited)

Investment Income:
Interest			$1,120,049
Expenses:
Investment adviser fee (Note 5)		$69,483
Administrative personnel and services fee (Note 5)		75,411
Custodian fees		13,260
Transfer and dividend disbursing agent fees and expenses		51,805
Directors'/Trustees' fees		327
Auditing fees		8,681
Legal fees		4,906
Portfolio accounting fees		21,827
Shareholder services fee--Eagle Shares (Note 5)		48,870
Share registration costs		18,793
Printing and postage		7,924
Insurance premiums		3,093
Miscellaneous		292
TOTAL EXPENSES		324,672
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(69,483)
Waiver of administrative personnel and services fee	(12,351)
Reimbursement of other operating expenses	(87,937)
TOTAL WAIVERS AND REIMBURSEMENT		(169,771)
Net expenses			154,901
Net investment income			965,148
Net realized gain on investments			22,324
Change in net assets resulting from operations			$987,472

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2008	Year Ended 7/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$965,148	$1,508,419
Net realized gain on investments	22,324	2,396
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	987,472	1,510,815
Distributions to Shareholders:
Distributions from net investment income	(964,768)	(1,508,874)
Share Transactions:
Proceeds from sale of shares	44,651,038	19,817,938
Net asset value of shares issued to shareholders in payment of distributions declared	754,457	1,467,540
Cost of shares redeemed	(29,123,885)	(22,329,888)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	16,281,610	(1,044,410)
Change in net assets	16,304,314	(1,042,469)
Net Assets:
Beginning of period	35,554,794	36,597,263
End of period (including distributions in excess of net investment income of $(202) and $(582), respectively)	$51,859,108	$35,554,794

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2008 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Money Market Management (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Eagle Shares and Premier Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal. On October 29, 2007, Premier Shares of the Fund became effective with the Securities and Exchange Commission (SEC). The Premier Shares are not currently being offered by the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

The Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on January 31, 2008. As of and during the period ended January 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2008, tax years 2004 through 2007 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the state of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at January 31, 2008, is as follows:

Security	Acquisition Date	Acquisition Cost
CAL Securitization Trust 2007-1, Class A1, 5.425%, 7/15/2008	6/19/2007	$ 51,190
MONET Trust, (Series 2000-1), Class A-2A, (Dresdner Bank AG, Frankfurt SWP), 4.913%, 3/28/2008	3/28/2006	$1,000,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Eagle Shares:	Six Months Ended 1/31/2008	Year Ended 7/31/2007
Shares sold	44,651,038	19,817,290
Shares issued to shareholders in payment of distributions declared	754,457	1,467,540
Shares redeemed	(29,123,885)	(22,329,888)
NET CHANGE RESULTING FROM EAGLE SHARE TRANSACTIONS	16,281,610	(1,045,058)

4. FEDERAL TAX INFORMATION

At July 31, 2007, the Fund had a capital loss carryforward of $76,453 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2008.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). Effective October 29, 2007, the advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Prior to October 29, 2007, the advisory agreement between the Fund and Adviser provided for an annual fee of the Fund's average daily net assets as follows: 0.500% on the first $500 million; 0.475% on the next $500 million; 0.450% on the next $500 million; 0.425% on the next $500 million and 0.400% thereafter. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended January 31, 2008, the Adviser voluntarily waived its entire fee and voluntarily reimbursed $87,937 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2008, the net fee paid to FAS was 0.289% of average daily net assets of the Fund. The Fund currently accrues the minimum administrative fee; therefore the percentage of average aggregate daily net assets is greater than the amounts presented in the chart above. FAS waived $12,351 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Eagle Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $1,885 of Service Fees for the six months ended January 31, 2008. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2008, FSSC received $36,207 of fees paid by the Fund.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2008, there were no outstanding loans. During the six months ended January 31, 2008, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of January 31, 2008, there were no outstanding loans. During the six months ended January 31, 2008, the program was not utilized.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory Contract

MONEY MARKET MANAGEMENT (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2006. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of additional breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N211

8080103 (3/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Municipal Obligations Fund

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2008

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,
	1/31/2008		2007 [1]	2006		2005	2004		2003
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.017		0.035	0.030		0.018	0.009		0.012
Net realized gain (loss) on investments	0.000	[2]	0.000 [2]	(0.000	) [2]	0.000 [2]	(0.000	) [2]	--
TOTAL FROM INVESTMENT OPERATIONS	0.017		0.035	0.030		0.018	0.009		0.012
Less Distributions:
Distributions from net investment income	(0.017)		(0.035)	(0.030)		(0.018)	(0.009)		(0.012)
Distributions from net realized gain on investments	(0.000	) [2]	--	--		--	--		--
TOTAL DISTRIBUTIONS	(0.017)		(0.035)	(0.030)		(0.018)	(0.009)		(0.012)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00
Total Return [3]	1.73%		3.57%	3.01%		1.82%	0.94%		1.25%

Ratios to Average Net Assets:
Net expenses	0.18	% [4]	0.18%	0.18%		0.18%	0.18%		0.18%
Net investment income	3.40	% [4]	3.48%	2.99%		1.85%	0.94%		1.19%
Expense waiver/reimbursement [5]	0.11	% [4]	0.12%	0.12%		0.13%	0.12%		0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,939,048		$4,067,288	$3,490,983		$3,040,759	$2,144,468		$1,570,532

1 Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Represents less than $0.001.

3 Based on net asset value. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2007 to January 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2007	Ending Account Value 1/31/2008	Expenses Paid During Period [1]
Actual	$1,000	$1,017.30	$0.91
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.23	$0.92

1 Expenses are equal to the Fund's annualized net expense ratio of 0.18%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At January 31, 2008, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	78.7%
Municipal Notes	14.4%
Commercial Paper	7.0%
Other Assets and Liabilities--Net [2]	(0.1)%
TOTAL	100.0%

At January 31, 2008, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	77.9%
8-30 Days	4.4%
31-90 Days	4.3%
91-180 Days	9.4%
181 Days or more	4.1%
Other Assets and Liabilities--Net [2]	(0.1)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

January 31, 2008 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--100.1% [1,2]
		Alabama--0.8%
$4,500,000		Alabama HFA MFH, (Series 2002A: Sterling Pointe Apartments), Weekly VRDNs (Oxford Pointe LP)/(Regions Bank, Alabama LOC), 2.320%, 2/7/2008	$4,500,000
7,840,000		Alabama HFA MFH, (Series 2003A), Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/(Wachovia Bank N.A. LOC), 2.340%, 2/7/2008	7,840,000
4,190,000		Alabama HFA MFH, (Series 2004A: Phoenix Apartments), Weekly VRDNs (Phoenix Arts LLC)/(Regions Bank, Alabama LOC), 2.390%, 2/7/2008	4,190,000
5,655,000	[3,4]	Alabama HFA Single Family, (PT-4379), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ), 2.440%, 2/7/2008	5,655,000
5,090,000	[3,4]	Alabama Special Care Facilities Financing Authority of Birmingham, Solar Eclipse (Series 2007-46), 3.65% TOBs (Ascension Health Senior Credit Group)/(AMBAC INS)/(U.S. Bank, N.A. LIQ), Optional Tender 9/18/2008	5,090,000
10,000,000		Bridgeport, AL IDB, (Series 1987), Weekly VRDNs (Beaulieu Nylon, Inc.)/(Bank of America N.A. LOC), 2.400%, 2/7/2008	10,000,000
1,305,000		Calhoun County, AL Economic Development Council Weekly VRDNs (Fabarc Steel Co.)/(Regions Bank, Alabama LOC), 2.650%, 2/6/2008	1,305,000
2,000,000		Decatur, AL IDB (Series 2003-A), Weekly VRDNs (Nucor Steel Decatur LLC)/(Nucor Corp. GTD), 2.170%, 2/6/2008	2,000,000
9,985,000	[3,4]	University of South Alabama, Solar Eclipse (Series 2007-0023), 3.80% TOBs (AMBAC INS)/(U.S. Bank, N.A. LIQ), Optional Tender 7/10/2008	9,985,000
		TOTAL	50,565,000
		Alaska--0.4%
3,750,000	[3,4]	Alaska International Airports System, MERLOTS (Series 1999I), Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ), 2.660%, 2/6/2008	3,750,000
9,065,000	[3,4]	Alaska State Housing Finance Corp., PUTTERs (Series 1398B), Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase & Co. LIQ), 2.600%, 2/7/2008	9,065,000
11,900,000		North Slope Borough, AK (Series 2001), Daily VRDNs (BP Exploration (Alaska), Inc.)/(BP PLC GTD), 1.870%, 2/1/2008	11,900,000
		TOTAL	24,715,000
		Arizona--0.4%
23,250,000		Show Low, AZ IDA (Series 2006), Weekly VRDNs (Snowflake White Mountain Power LLC)/(JPMorgan Chase Bank, N.A. LOC), 2.290%, 2/7/2008	23,250,000
3,835,000		Yuma, AZ Municipal Property Corp., 4.25% Bonds (XL Capital Assurance Inc. INS), 7/1/2008	3,848,934
		TOTAL	27,098,934
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Arkansas--1.2%
$5,630,000		Arkansas Development Finance Authority (Series 1995), Weekly VRDNs (Paco Steel & Engineering Corp.)/(JPMorgan Chase Bank, N.A. LOC), 2.270%, 2/7/2008	$5,630,000
16,800,000		Blytheville, AR (Series 1998), Weekly VRDNs (Nucor Corp.), 2.170%, 2/6/2008	16,800,000
34,400,000		Blytheville, AR (Series 2002), Weekly VRDNs (Nucor Corp.), 2.320%, 2/6/2008	34,400,000
8,000,000		Crossett, AR (Series 1997), Weekly VRDNs (Bemis Co., Inc.), 2.49%, 2/7/2008	8,000,000
7,100,000		Siloam Springs, AR, IDRB (Series 1994), Weekly VRDNs (La-Z Boy Chair Co.)/(JPMorgan Chase Bank, N.A. LOC), 2.300%, 2/7/2008	7,100,000
		TOTAL	71,930,000
		California--4.0%
8,500,000		California Enterprise Development Authority (Series 2007), Weekly VRDNs (Alvarado Street Bakery)/(Comerica Bank LOC), 2.250%, 2/7/2008	8,500,000
1,035,000		California PCFA (Series 1997A), Weekly VRDNs (West Valley MRF LLC)/(Union Bank of California, N.A. LOC), 2.400%, 2/6/2008	1,035,000
715,000		California PCFA (Series 1998A), Weekly VRDNs (Santa Clara Valley Industries LLC)/(Comerica Bank LOC), 2.400%, 2/6/2008	715,000
1,680,000		California PCFA (Series 1999B), Weekly VRDNs (GreenWaste Recovery, Inc.)/(Comerica Bank LOC), 2.400%, 2/6/2008	1,680,000
3,730,000		California PCFA (Series 2000A), Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 2.400%, 2/6/2008	3,730,000
1,550,000		California PCFA (Series 2001), Weekly VRDNs (Bos Farms)/(Bank of America N.A. LOC), 2.480%, 2/7/2008	1,550,000
6,815,000		California PCFA (Series 2001), Weekly VRDNs (Brawley Beef, LLC)/(Rabobank Nederland, Utrecht LOC), 2.480%, 2/7/2008	6,815,000
5,000,000		California PCFA (Series 2001A), Weekly VRDNs (Western Sky Dairy)/(Bank of America N.A. LOC), 2.480%, 2/7/2008	5,000,000
2,940,000		California PCFA (Series 2002), Weekly VRDNs (T & W Farms)/(Bank of America N.A. LOC), 2.480%, 2/7/2008	2,940,000
8,000,000		California PCFA (Series 2003), Weekly VRDNs (B & B Dairy, LLC)/(Key Bank, N.A. LOC), 2.480%, 2/7/2008	8,000,000
2,000,000		California PCFA (Series 2003), Weekly VRDNs (C.A. and E.J. Vanderham Family Trust)/(Bank of America N.A. LOC), 2.480%, 2/7/2008	2,000,000
2,350,000		California PCFA (Series 2003: JDS Ranch) Weekly VRDNs (John & Jacqueline Scheenstra Trust)/(Wachovia Bank N.A. LOC), 2.480%, 2/7/2008	2,350,000
2,000,000		California PCFA (Series 2004), Weekly VRDNs (A & M Farms)/(Wachovia Bank N.A. LOC), 2.480%, 2/7/2008	2,000,000
3,440,000		California PCFA (Series 2007A), Weekly VRDNs (Northern Recycling & Waste Services LLC)/(Union Bank of California, N.A. LOC), 2.400%, 2/6/2008	3,440,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$183,400,000		California State, 4.00% RANs, 6/30/2008	$183,864,942
2,350,000		California Statewide Communities Development Authority (Series 1996-H), Weekly VRDNs (Levecke LLC)/(City National Bank LOC), 2.370%, 2/6/2008	2,350,000
4,810,000		California Statewide Communities Development Authority (Series 2006), Weekly VRDNs (Gateway Circle LLC)/(Key Bank, N.A. LOC), 2.250%, 2/7/2008	4,810,000
8,150,000		California Statewide Communities Development Authority (Series 2007 G), Weekly VRDNs (Westgate Pasadena Apartments LP)/(Bank of America N.A. LOC), 2.300%, 2/7/2008	8,150,000
		TOTAL	248,929,942
		Colorado--1.2%
24,500,000		Denver, CO City & County Airport Authority (Series 2004A), Weekly VRDNs (CIFG N.A. INS)/(GTD by Bayerische Landesbank LIQ), 4.000%, 2/6/2008	24,500,000
10,240,000	[3,4]	Denver, CO City & County Airport Authority (Series 2008 FR/RI-F9W), Weekly VRDNs (Lehman Brothers, Inc. SWP), 2.270%, 2/6/2008	10,240,000
18,200,000		Denver, CO City & County Airport Authority (Subseries 2005C1), Weekly VRDNs (CIFG N.A. INS)/(Morgan Stanley Bank LIQ), 3.950%, 2/6/2008	18,200,000
5,175,000	[3,4]	Denver, CO City & County Airport Authority, MERLOTS (Series 2007-C22), 3.85% TOBs (FGIC INS)/(Bank of New York LIQ), Optional Tender 2/13/2008	5,175,000
15,200,000		Regional Transportation District, CO (Series 2001A), 3.40% CP (GTD by WestLB AG LOC), Mandatory Tender 4/3/2008	15,200,000
		TOTAL	73,315,000
		Connecticut--0.8%
4,600,000		Connecticut Development Authority (Series 1999), 2.95% CP (New England Power Co.), Mandatory Tender 3/3/2008	4,600,000
8,000,000		Connecticut Development Authority (Series 1999), 3.05% CP (New England Power Co.), Mandatory Tender 2/5/2008	8,000,000
34,910,000		Connecticut State, Second Lien Special Tax Obligation Refunding Bonds, Transportation Infrastructure Purposes (2003 Series 1), Weekly VRDNs (AMBAC INS)/(GTD by WestLB AG LIQ), 3.800%, 2/6/2008	34,910,000
		TOTAL	47,510,000
		District of Columbia--2.9%
15,435,000	[3,4]	District of Columbia HFA (Series 2005 BNY5), Weekly VRDNs (Trinity Plus Funding Co. LLC)/(Bank of New York LIQ), 2.320%, 2/7/2008	15,435,000
97,395,000		District of Columbia (Series 2001C), Weekly VRDNs (FGIC INS)/(Morgan Stanley Bank LIQ), 6.250%, 2/6/2008	97,395,000
32,495,000		District of Columbia (Series 2001D), Weekly VRDNs (FGIC INS)/(Morgan Stanley Bank LIQ), 6.250%, 2/6/2008	32,495,000
20,000,000		District of Columbia, 4.00% TRANs, 9/30/2008	20,114,640
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		District of Columbia--continued
$5,000,000	[3,4]	Metropolitan Washington, DC Airports Authority, MERLOTS (Series 2007-B1), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 2.570%, 2/6/2008	$5,000,000
10,910,000	[3,4]	Metropolitan Washington, DC Airports Authority, SPEARs (Series DB-505), Weekly VRDNs (AMBAC INS)/(Deutsche Bank AG LIQ), 2.290%, 2/7/2008	10,910,000
		TOTAL	181,349,640
		Florida--3.2%
33,480,000	[3,4]	Citizens Property Insurance Corp. FL, P-Floats (Series EC-1010), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 2.750%, 2/7/2008	33,480,000
5,990,000	[3,4]	Florida Housing Finance Corp., Class A Certificates (Series 3051), Weekly VRDNs (Bear Stearns Cos., Inc. LIQ), 3.300%, 2/7/2008	5,990,000
8,000,000		Florida Housing Finance Corp., Wellesley Apartments (Series 2003 O), Weekly VRDNs (TWC Sixty-Seven)/(Citibank NA, New York LOC), 2.210%, 2/6/2008	8,000,000
18,595,000	[3,4]	Florida Hurricane Catastrophe Fund Finance Corp., P-Floats (Series EC-1081), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 2.750%, 2/7/2008	18,595,000
4,210,000	[3,4]	Florida State Board of Education, P-Floats (Series EC-1049), VRDNs (Florida State)/(Merrill Lynch & Co., Inc. LIQ), 2.290%, 2/7/2008	4,210,000
6,500,000		Greater Orlando, FL Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(Textron Inc. GTD), 3.240%, 2/6/2008	6,500,000
7,835,000	[3,4]	Hillsborough County, FL Aviation Authority (MT-126), Weekly VRDNs (Tampa International Airport)/(AMBAC INS)/(Svenska Handelsbanken, Stockholm LIQ), 3.520%, 2/7/2008	7,835,000
5,000,000	[3,4]	Jacksonville, FL HFA, PUTTERs (Series 2360), Weekly VRDNs (GNMA COL)/(JPMorgan Chase & Co. LIQ), 2.300%, 2/7/2008	5,000,000
5,275,000	[3,4]	Miami-Dade County, FL Aviation (PT-2713), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.600%, 2/7/2008	5,275,000
10,000,000	[3,4]	Miami-Dade County, FL Aviation, Eagles (Series 2007-0073), Weekly VRDNs (MBIA Insurance Corp., XL Capital Assurance Inc. INS) and Banco Bilbao Vizcaya Argentaria SA LIQs), 4.870%, 2/7/2008	10,000,000
19,760,000	[3,4]	Miami-Dade County, FL Aviation, PUTTERs (Series 1447), Weekly VRDNs (CIFG N.A. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.300%, 2/7/2008	19,760,000
4,265,000	[3,4]	Miami-Dade County, FL Educational Facilities Authority, P-Floats (Series EC-1020), Weekly VRDNs (University of Miami)/(AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ), 2.290%, 2/7/2008	4,265,000
3,000,000		Miami-Dade County, FL (Series A), 2.95% CP (Miami International Airport)/(BNP Paribas SA and Dexia Credit Local LOCs), Mandatory Tender 5/15/2008	3,000,000
6,668,000		Miami-Dade County, FL (Series A), 3.00% CP (Miami International Airport)/(BNP Paribas SA and Dexia Credit Local LOCs), Mandatory Tender 2/1/2008	6,668,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Florida--continued
$3,000,000		Miami-Dade County, FL (Series A), 3.05% CP (Miami International Airport)/(BNP Paribas SA and Dexia Credit Local LOCs), Mandatory Tender 5/15/2008	$3,000,000
10,000,000	[3,4]	Miami-Dade County, FL, Solar Eclipse (Series 2007-0045), Daily VRDNs (AMBAC INS)/(U.S. Bank, N.A. LIQ), 4.500%, 2/1/2008	10,000,000
11,000,000		Orange County, FL, HFA (Series 2007A), Weekly VRDNs (Marbella Pointe)/(Washington Mutual Bank LOC), 6.000%, 2/7/2008	11,000,000
4,800,000		Orange County, FL, HFA (Series 2007B), Weekly VRDNs (Marbella Cove)/(Washington Mutual Bank LOC), 4.500%, 2/6/2008	4,800,000
22,785,000		St. Lucie County, FL, Solid Waste Disposal (Series 2003), Daily VRDNs (Florida Power & Light Co.), 1.980%, 2/1/2008	22,785,000
1,200,000		Volusia County, FL, HFA (Series 2007 A), Weekly VRDNs (Cape Morris Cove LLP)/(Washington Mutual Bank LOC), 6.000%, 2/6/2008	1,200,000
4,500,000		Volusia County, FL, HFA (Series 2007 B), Weekly VRDNs (Cape Morris Cove LLP)/(Washington Mutual Bank LOC), 6.000%, 2/6/2008	4,500,000
		TOTAL	195,863,000
		Georgia--4.8%
48,860,000		Albany-Dougherty County, GA, Hospital Authority (Series 2002), Daily VRDNs (Phoebe Putney Memorial Hospital)/(AMBAC INS)/(Regions Bank, Alabama LIQ), 4.000%, 2/1/2008	48,860,000
9,000,000		Atlanta, GA, Airport General Revenue (Series 2005A-1), 3.50% CP (GTD by Bayerische Landesbank, Calyon, Paris, Landesbank Baden-Wuerttemberg and Wachovia Bank N.A. LOCs), Mandatory Tender 3/7/2008	9,000,000
3,000,000		Atlanta, GA, Urban Residential Finance Authority (Series 2006), Weekly VRDNs (Columbia at Sylvan Hills Apartments)/(Wachovia Bank N.A. LOC), 2.340%, 2/7/2008	3,000,000
7,000,000		Bacon, GA, Industrial Building Authority (Series 2004), Weekly VRDNs (D.L. Lee & Sons, Inc.)/(Wachovia Bank N.A. LOC), 2.250%, 2/7/2008	7,000,000
21,700,000		Bartow County, GA, IDA (First Series 2007), Daily VRDNs (Georgia Power Co.), 1.880%, 2/1/2008	21,700,000
5,400,000		Bulloch County, GA, Development Authority (Series 1999), Weekly VRDNs (Apogee Enterprises, Inc.)/(Bank of New York LOC), 2.300%, 2/7/2008	5,400,000
13,670,000		Clayton County, GA, Housing Authority (Series 2000: Villages at Lake Ridge Apartments), Weekly VRDNs (Timber Mills Partners LP)/(Regions Bank, Alabama LOC), 2.340%, 2/7/2008	13,670,000
4,000,000		Cobb County, GA, Development Authority (Series 2007), Weekly VRDNs (Republic Services, Inc.), 2.490%, 2/7/2008	4,000,000
19,950,000		Crisp County, GA, Solid Waste Management Authority (Series 1998), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 3.000%, 2/7/2008	19,950,000
16,000,000		Fulton County, GA, Development Authority (Series 2004), Weekly VRDNs (Hidden Creste Apartments)/(Wachovia Bank N.A. LOC), 2.340%, 2/7/2008	16,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Georgia--continued
$35,950,000		Gainesville & Hall County, GA, Hospital Authority (Series 2007A), Weekly VRDNs (Northeast Georgia Health System, Inc.)/(MBIA Insurance Corp. INS)/(Landesbank Baden-Wuerttemberg LIQ), 3.400%, 2/6/2008	$35,950,000
16,625,000		Gainesville & Hall County, GA, Hospital Authority (Series 2007B), Weekly VRDNs (Northeast Georgia Health System, Inc.)/(MBIA Insurance Corp. INS)/(Landesbank Baden-Wuerttemberg LIQ), 3.400%, 2/6/2008	16,625,000
33,000,000		Gainesville & Hall County, GA, Hospital Authority (Series 2007D), Weekly VRDNs (Northeast Georgia Health System, Inc.)/(MBIA Insurance Corp. INS)/(Landesbank Baden-Wuerttemberg LIQ), 3.400%, 2/6/2008	33,000,000
4,875,000		Gainesville and Hall County, GA, Development Authority (Series 2002), Weekly VRDNs (Fieldale Farms Corp.)/(Wachovia Bank N.A. LOC), 2.250%, 2/7/2008	4,875,000
10,000,000		Gordon County, GA, Development Authority (Series 2007), Weekly VRDNs (Pine Hall Brick Co., Inc.)/(Wachovia Bank N.A. LOC), 2.250%, 2/7/2008	10,000,000
13,700,000		Gwinnett County, GA, Housing Authority (Series 2006), Weekly VRDNs (Palisades at Satellite Crossing Apartments)/(SunTrust Bank LOC), 2.320%, 2/7/2008	13,700,000
15,000,000		Hall County & Gainesville, GA, Hospital Authority (Series 2007F), Weekly VRDNs (Northeast Georgia Health System, Inc.)/(MBIA Insurance Corp. INS)/(Bayerische Landesbank LIQ), 3.400%, 2/6/2008	15,000,000
10,100,000		Savannah, GA, EDA (Series 1995A) Weekly VRDNs (Home Depot, Inc.), 2.490%, 2/6/2008	10,100,000
4,480,000		Screven County, GA, IDA (Series 1995), Weekly VRDNs (Sylvania Yarn Systems, Inc. Project)/(Wachovia Bank N.A. LOC), 2.250%, 2/6/2008	4,480,000
1,800,000		Tattnall County, GA, IDA (Series 1999), Weekly VRDNs (Rotary Corp.)/(Bank of America N.A. LOC), 2.250%, 2/7/2008	1,800,000
4,715,000		Wayne County, GA, IDA (Series 2004), Weekly VRDNs (Great Southern Wood, Inc.)/(Wachovia Bank N.A. LOC), 2.870%, 2/1/2008	4,715,000
		TOTAL	298,825,000
		Hawaii--0.1%
6,770,000	[3,4]	Hawaii State, P-Floats (Series EC-1016), Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ), 2.750%, 2/7/2008	6,770,000
		Idaho--0.2%
9,560,000		Boise, ID, Housing Authority (Series 2002B), Weekly VRDNs (Civic Plaza LP)/(Key Bank, N.A. LOC), 2.320%, 2/6/2008	9,560,000
		Illinois--4.4%
2,920,000		Aurora City, IL (Series 2000), Weekly VRDNs (Cleveland Hardware & Forging Co.)/(Fifth Third Bank, Cincinnati LOC), 2.360%, 2/7/2008	2,920,000
52,045,000	[3,4]	Aurora, IL SFM, PUTTERs (Series 2139), Weekly VRDNs (GNMA COL)/(JPMorgan Chase Bank, N.A. LIQ), 2.30%, 2/7/2008	52,045,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Illinois--continued
$4,085,000	[3,4]	Chicago, IL Board of Education, SPEARs (DB-338), Weekly VRDNs (FGIC INS)/(Deutsche Bank AG LIQ), 3.500%, 2/7/2008	$4,085,000
22,270,000		Chicago, IL, Midway Airport (Series 1998A), Daily VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.600%, 2/1/2008	22,270,000
2,900,000		Chicago, IL Midway Airport (Series 1998B), Daily VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.600%, 2/1/2008	2,900,000
43,400,000		Chicago, IL MFH Revenue (Series 2004A), Weekly VRDNs (Central Station Residential LLC)/(FNMA LOC), 2.330%, 2/7/2008	43,400,000
1,060,000	[3,4]	Chicago, IL O'Hare International Airport (PT-1993), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.600%, 2/7/2008	1,060,000
7,810,000	[3,4]	Chicago, IL O'Hare International Airport, ROCs (Series 239), Weekly VRDNs (FSA INS)/(Citibank NA, New York LIQ), 2.360%, 2/7/2008	7,810,000
21,495,000	[3,4]	Chicago, IL SFM, PUTTERs (Series 2143), Weekly VRDNs (GNMA COL)/(JPMorgan Chase Bank, N.A. LIQ), 2.300%, 2/7/2008	21,495,000
2,655,000		Chicago, IL (Series 1998), Weekly VRDNs (Freedman Seating Co.)/(LaSalle Bank, N.A. LOC), 2.250%, 2/7/2008	2,655,000
1,225,000		Chicago, IL (Series 1999 IDRB), Weekly VRDNs (Ade, Inc.)/(U.S. Bank, N.A. LOC), 2.320%, 2/6/2008	1,225,000
10,500,000		Chicago, IL, Chicago Midway Airport Special Facility Revenue Bonds (Series 1998), 3.50% TOBs (Signature Flight Support Corp.)/(GTD by Bayerische Landesbank LOC), Optional Tender 6/1/2008	10,500,000
2,510,000		Elgin, IL (Series 2001), Weekly VRDNs (Gemini Mouldings, Inc.)/(LaSalle Bank, N.A. LOC), 2.250%, 2/7/2008	2,510,000
465,000		Galva, IL (Series 1999), Weekly VRDNs (John H. Best & Sons, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.400%, 2/7/2008	465,000
3,890,000		Illinois Development Finance Authority IDB Weekly VRDNs (R. A. Zweig, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 2.240%, 2/6/2008	3,890,000
1,300,000		Illinois Development Finance Authority IDB (Series 1995), Weekly VRDNs (Evapco, Inc.)/(Bank of America N.A. LOC), 2.300%, 2/7/2008	1,300,000
4,490,000		Illinois Development Finance Authority IDB (Series 1998), Weekly VRDNs (Lakeview Partners I LP)/(LaSalle Bank, N.A. LOC), 2.310%, 2/7/2008	4,490,000
5,310,000		Illinois Development Finance Authority IDB (Series 2001), Weekly VRDNs (Val-Matic Valve & Manufacturing Corp.)/(LaSalle Bank, N.A. LOC), 2.250%, 2/7/2008	5,310,000
2,890,000		Illinois Development Finance Authority (Series 2001), Weekly VRDNs (Mangel BG Investments LLC)/(LaSalle Bank, N.A. LOC), 2.310%, 2/6/2008	2,890,000
8,750,000		Illinois Finance Authority (Series 2004), Weekly VRDNs (Republic Services, Inc.), 2.500%, 2/7/2008	8,750,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Illinois--continued
$2,950,000		Illinois Finance Authority (Series 2007), Weekly VRDNs (Andre's Imaging & Graphics, Inc.)/(U.S. Bank, N.A. LOC), 2.250%, 2/7/2008	$2,950,000
7,500,000		Illinois Finance Authority (Series 2007), Weekly VRDNs (Hidden Glen Apartments)/(U.S. Bank, N.A. LOC), 2.33%, 2/7/2008	7,500,000
30,430,000		Illinois Health Facilities Authority (Series 2001C), Weekly VRDNs (Edward Hospital Obligated Group)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.100%, 2/6/2008	30,430,000
8,340,000		Illinois Housing Development Authority (2007 Subseries H-2), 3.48% TOBs, Mandatory Tender 10/1/2008	8,340,000
8,250,000		Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds (Series 2004 C-3), Weekly VRDNs (FHLB of Chicago LIQ), 2.150%, 2/6/2008	8,250,000
5,635,000		Illinois State Bonds, 6/15/2008	5,565,428
3,245,000		Tinley Park, IL (Series 2003), Weekly VRDNs (Mariah Partners LLC)/(LaSalle Bank, N.A. LOC), 2.250%, 2/7/2008	3,245,000
2,685,000		Upper Illinois River Valley Development Authority (Series 2004), Weekly VRDNs (Streator Industrial Handling, Inc.)/(LaSalle Bank, N.A. LOC), 2.250%, 2/7/2008	2,685,000
2,240,000		Will-Kankakee, IL Regional Development Authority (Series 1999), Weekly VRDNs (T. H. Davidson & Co., Inc.)/(LaSalle Bank, N.A. LOC), 2.250%, 2/7/2008	2,240,000
		TOTAL	273,175,428
		Indiana--3.3%
880,000		Huntington, IN (Series 1999), Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank, N.A. LOC), 2.400%, 2/7/2008	880,000
8,000,000		Indiana Development Finance Authority (Series 2005), Weekly VRDNs (Republic Services, Inc.), 2.490%, 2/6/2008	8,000,000
5,500,000		Indiana Port Commission (Series 2000), Weekly VRDNs (Kosmos Cement Co.)/(Wachovia Bank N.A. LOC), 2.250%, 2/6/2008	5,500,000
25,985,000		Indiana State Finance Authority (Series 2007A), Weekly VRDNs (Golden Years Homestead, Inc. & Great Lakes Christian Homes Corp.)/(Key Bank, N.A. LOC), 2.27%, 2/7/2008	25,985,000
995,000	[3,4]	Indiana State HFA, MERLOTS (Series 2000-PPP), Weekly VRDNs (Wachovia Bank N.A. LIQ), 2.290%, 2/6/2008	995,000
25,000,000		Indianapolis, IN Airport Authority (Series 2007), 2.90% CP (Fortis Bank SA/NV and State Street Bank and Trust Co. LOCs), Mandatory Tender 4/1/2008	25,000,000
12,000,000		Indianapolis, IN Airport Authority (Series 2007), 3.05% CP (Fortis Bank SA/NV and State Street Bank and Trust Co. LOCs), Mandatory Tender 2/6/2008	12,000,000
8,500,000		Indianapolis, IN Airport Authority (Series 2007), 3.73% CP (Fortis Bank SA/NV and State Street Bank and Trust Co. LOCs), Mandatory Tender 3/10/2008	8,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Indiana--continued
$16,015,000		Indianapolis, IN Local Public Improvement Bond Bank (Series 2005G-2), Weekly VRDNs (Indianapolis, IN Waterworks Department)/(MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 4.000%, 2/7/2008	$16,015,000
38,110,000		Indianapolis, IN Local Public Improvement Bond Bank (Series 2005H), Weekly VRDNs (Indianapolis, IN Waterworks Department)/(MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 4.000%, 2/7/2008	38,110,000
5,135,000	[3,4]	Indianapolis, IN Local Public Improvement Bond Bank (PT-731), Weekly VRDNs (Indianapolis, IN Airport Authority)/(FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 2.440%, 2/7/2008	5,135,000
7,100,000		Indianapolis, IN, MFH (Series 2004A), Weekly VRDNs (Nora Commons LP)/(LaSalle Bank, N.A. LOC), 2.250%, 2/7/2008	7,100,000
3,400,000		Indianapolis, IN (Series 1999), Weekly VRDNs (Chip Ganassi Racing Teams)/(National City Bank LOC), 2.370%, 2/7/2008	3,400,000
5,000,000		Jasper County, IN, EDA (Series 2000), Weekly VRDNs (T & M LP)/(Rabobank Nederland, Utrecht LOC), 2.350%, 2/7/2008	5,000,000
4,035,000		Jasper County, IN, EDA (Series 2005), Weekly VRDNs (T & M LP)/(Rabobank Nederland, Utrecht LOC), 2.350%, 2/7/2008	4,035,000
6,500,000		Jasper County, IN, EDA (Series 2006), Weekly VRDNs (T & M LP)/(Rabobank Nederland, Utrecht LOC), 2.350%, 2/7/2008	6,500,000
1,260,000		Kendallville, IN (Series 1995), Weekly VRDNs (Rivnut Real Estate, Ltd.)/(National City Bank LOC), 2.420%, 2/7/2008	1,260,000
13,000,000		Lafayette, IN School Corp., 3.75% TANs, 12/31/2008	13,051,651
6,000,000		Logansport, IN (Series 2006), Weekly VRDNs (Andersons Clymers Ethanol LLC)/(Bank of the West, San Francisco, CA LOC), 2.280%, 2/7/2008	6,000,000
2,000,000		Vigo County, IN (Series 2003), Weekly VRDNs (Republic Services, Inc.), 2.490%, 2/6/2008	2,000,000
10,000,000		Whiting, IN Environmental Facilities Revenue (Series 2002B), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 1.870%, 2/1/2008	10,000,000
1,800,000		Whitley County, IN (Series 1999), Weekly VRDNs (Undersea Sensor Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.400%, 2/7/2008	1,800,000
		TOTAL	206,266,651
		Iowa--0.2%
13,900,000		Iowa State, 4.00% TRANs, 6/30/2008	13,941,999
		Kansas--0.7%
9,947,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2005-13), Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 2.320%, 2/7/2008	9,947,000
6,000,000		Dodge City, KS IDA (Series 2000), Weekly VRDNs (Farmland National Beef Packing Co.)/(Rabobank Nederland, Utrecht LOC), 2.350%, 2/7/2008	6,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Kansas--continued
$10,000,000		Kansas Development Finance Authority (Series 2006K), Weekly VRDNs (Tree House Apartments)/(Bank of America N.A. LOC), 2.29%, 2/7/2008	$10,000,000
10,000,000		Lenexa, KS, MFH (Series 2007), Weekly VRDNs (Heather Glen Apartments)/(Bank of America N.A. LOC), 2.29%, 2/7/2008	10,000,000
3,866,500	[3,4]	Sedgwick & Shawnee Counties, KS, Floater Certificates (Series 2006-1670), Weekly VRDNs (GNMA COL)/(Morgan Stanley LIQ), 2.320%, 2/7/2008	3,866,500
2,330,000	[3,4]	Sedgwick & Shawnee Counties, KS, MERLOTS (Series 2001 A-35), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 2.290%, 2/6/2008	2,330,000
		TOTAL	42,143,500
		Kentucky--0.9%
8,500,000		Boyd County, KY (Series 2003), Weekly VRDNs (Air Products & Chemicals, Inc.), 2.180%, 2/6/2008	8,500,000
16,600,000		Carroll County, KY, Solid Waste Disposal Revenue Bonds (Series 2006), Weekly VRDNs (North American Stainless)/(LaSalle Bank, N.A. LOC), 2.250%, 2/7/2008	16,600,000
4,900,000		Graves County, KY (Series 1988), Weekly VRDNs (Seaboard Farms)/(U.S. Bank, N.A. LOC), 2.320%, 2/7/2008	4,900,000
5,500,000		Hopkinsville, KY (Series 2007A), Weekly VRDNs (Riken Elastomers Corp.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 2.470%, 2/7/2008	5,500,000
570,000		Jefferson County, KY (Series 1995), Weekly VRDNs (Derby Industries, Inc.)/(Fifth Third Bank, Cincinnati LOC), 2.650%, 2/7/2008	570,000
1,950,000		Kenton County, KY (Series 1999), Weekly VRDNs (Packaging Un-limited of Northern Kentucky, Inc.)/(National City Bank LOC), 2.370%, 2/7/2008	1,950,000
9,002,500	[3,4]	Kentucky Turnpike Authority, Floater Certificates (Series 2004-1061), 3.75% TOBs (AMBAC INS)/(Morgan Stanley LIQ), Optional Tender 3/6/2008	9,002,500
5,740,000		Maysville, KY (Series 1996), Weekly VRDNs (Green Tokai)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 2.470%, 2/7/2008	5,740,000
1,510,000		Paris, KY Weekly VRDNs (Monessen Holdings LLC)/(Key Bank, N.A. LOC), 2.340%, 2/7/2008	1,510,000
		TOTAL	54,272,500
		Louisiana--2.1%
3,831,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Louisiana-AMT)/(Series 2005-11), Weekly VRDNs (Louisiana HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 2.320%, 2/7/2008	3,831,000
11,185,000	[3,4]	East Baton Rouge, LA Mortgage Finance Authority (Series 2006 FR/RI-P2U), Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings, Inc. LIQ), 2.210%, 2/6/2008	11,185,000
5,000,000		Lake Charles, LA Harbor & Terminal District (Series 1995A), Weekly VRDNs (Polycom-Huntsman, Inc.)/(Bank of America N.A. LOC), 2.340%, 2/7/2008	5,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Louisiana--continued
$10,100,000		Lake Charles, LA Harbor & Terminal District (Series 2000), Weekly VRDNs (ConocoPhillips), 2.250%, 2/6/2008	$10,100,000
4,680,000		Louisiana HFA, (Series 2007), Weekly VRDNs (Emerald Point Apartments Partners, Ltd.)/(FNMA LOC), 2.34%, 2/7/2008	4,680,000
12,385,000	[3,4]	Louisiana HFA, Floater Certificates (Series 2006-2142), Weekly VRDNs (GNMA COL)/(Morgan Stanley LIQ), 2.320%, 2/7/2008	12,385,000
9,000,000		Louisiana Public Facilities Authority (Series 2002), Weekly VRDNs (Air Products & Chemicals, Inc.), 2.180%, 2/6/2008	9,000,000
35,000,000		Louisiana Public Facilities Authority (Series 2005), Daily VRDNs (Air Products & Chemicals, Inc.), 1.910%, 2/1/2008	35,000,000
22,000,000		Louisiana Public Facilities Authority (Series 2007A), Daily VRDNs (Air Products & Chemicals, Inc.), 1.910%, 2/1/2008	22,000,000
14,840,000	[3,4]	New Orleans, LA Aviation Board, MERLOTS (Series 2007-D55), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 2.410%, 2/6/2008	14,840,000
		TOTAL	128,021,000
		Maine--0.5%
15,000,000		Maine State Housing Authority (Series D), 3.82% TOBs, Optional Tender 7/18/2008	15,000,000
2,275,000	[3,4]	Maine State Housing Authority, MERLOTS (Series 2001-A108), 3.75% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 2/20/2008	2,275,000
15,400,000		Maine State Housing Authority, Mortgage Purchase Bonds (2007 Series F), 3.85% TOBs, Mandatory Tender 9/22/2008	15,400,000
		TOTAL	32,675,000
		Maryland--0.6%
225,000		Howard County, MD Economic Development Revenue Board (Series 2005), Weekly VRDNs (Eight P CPL LLC)/(Comerica Bank LOC), 2.270%, 2/7/2008	225,000
2,495,000	[3,4]	Maryland Community Development Administration - Housing Revenue (PA-629R), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.440%, 2/7/2008	2,495,000
3,310,000	[3,4]	Maryland Community Development Administration - Residential Revenue (Series 2004 FR/RI-L59J), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ), 2.230%, 2/6/2008	3,310,000
5,000,000		Maryland Community Development Administration - Residential Revenue, (Series 2007L), 3.37% BANs, 12/15/2008	5,000,000
4,795,000	[3,4]	Maryland Community Development Administration - Residential Revenue, Class A Certificates (Series 7027), Weekly VRDNs (Bear Stearns Cos., Inc. LIQ), 2.300%, 2/7/2008	4,795,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Maryland--continued
$5,850,000		Maryland IDFA (Series 1999), 3.50% TOBs (Signature Flight Support Corp.)/(GTD by Bayerische Landesbank LOC), Optional Tender 6/1/2008	$5,850,000
3,840,000	[3,4]	Maryland State Economic Development Corp., MERLOTS (Series 2007-D58), Weekly VRDNs (Maryland Aviation Administration Facilities)/(FSA INS)/(Wachovia Bank N.A. LIQ), 2.270%, 2/6/2008	3,840,000
7,510,000	[3,4]	Maryland State, P-Floats (Series EC-1030), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.290%, 2/7/2008	7,510,000
5,730,000	[3,4]	Northeast MD Waste Disposal Authority (PT-766), Weekly VRDNs (AMBAC INS)/(GTD by Landesbank Hessen-Thueringen LIQ), 2.800%, 2/7/2008	5,730,000
		TOTAL	38,755,000
		Massachusetts--1.9%
7,729,000		Ashburnham, MA, 4.00% BANs, 7/11/2008	7,735,530
20,000,000	[3,4]	Commonwealth of Massachusetts, Solar Eclipse (Series 2007-0077), 3.35% TOBs (AMBAC INS)/(U.S. Bank, N.A. LIQ), Optional Tender 6/12/2008	20,000,000
8,000,000		Leominster, MA, 3.60% BANs, 5/7/2008	8,004,557
10,000,000		Massachusetts Development Finance Agency (Series 2004), 3.50% CP (Nantucket Electric Co.)/(GTD by Massachusetts Electric Co.), Mandatory Tender 2/7/2008	10,000,000
5,000,000		Massachusetts HEFA (Series B), Weekly VRDNs (Suffolk University)/(RBS Citizens Bank N.A. LOC), 2.160%, 2/7/2008	5,000,000
5,100,000		Massachusetts HEFA, Revenue Bonds (Series 2006L-2), Daily VRDNs (Children's Hospital Medical Center)/(AMBAC INS)/(Bank of America N.A. LIQ), 4.000%, 2/1/2008	5,100,000
12,000,000		Massachusetts IFA (Series 1992B), 2.97% CP (New England Power Co.), Mandatory Tender 2/5/2008	12,000,000
12,100,000		Massachusetts IFA (Series 1992B), 3.45% CP (New England Power Co.), Mandatory Tender 2/7/2008	12,100,000
4,500,000		Massachusetts IFA (Series 1997), Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC), 2.320%, 2/7/2008	4,500,000
10,000,000		Massachusetts School Building Authority (Series A), 3.40% CP (Bank of Nova Scotia, Toronto LOC), Mandatory Tender 2/7/2008	10,000,000
12,400,000		Massachusetts State Development Finance Agency (Series 2005A), Weekly VRDNs (Suffolk University)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.180%, 2/6/2008	12,400,000
10,000,000		Revere, MA, 3.40% BANs, 8/25/2008	10,022,054
		TOTAL	116,862,141
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Michigan--3.2%
$47,205,000	[3,4]	Michigan State Building Authority, Class A Certificates (Series 2006-277), Daily VRDNs (FGIC INS)/(Bear Stearns Cos., Inc. LIQ), 4.750%, 2/1/2008	$47,205,000
61,300,000		Michigan State (Series A), 4.00% TRANs (DePfa Bank PLC LOC), 9/30/2008	61,723,176
77,000,000		Michigan Strategic Fund (Series 2007), Daily VRDNs (Air Products & Chemicals, Inc.), 1.910%, 2/1/2008	77,000,000
12,590,000	[3,4]	Wayne County, MI Airport Authority, ROCs (Series 353), Weekly VRDNs (Detroit, MI Metropolitan Wayne County Airport)/(MBIA Insurance Corp. INS)/(Citibank NA, New York LIQ), 3.860%, 2/7/2008	12,590,000
1,000,000	[3,4]	Wayne County, MI Airport Authority, MERLOTS (Series 2007 D32), Weekly VRDNs (Detroit, MI Metropolitan Wayne County Airport)/(FGIC INS)/(Wachovia Bank N.A. LIQ), 3.710%, 2/6/2008	1,000,000
		TOTAL	199,518,176
		Minnesota--1.0%
2,400,000		Coon Rapids, MN (Series 1999), Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 2.400%, 2/7/2008	2,400,000
6,440,000	[3,4]	Dakota County & Washington County MN Housing & Redevelopment Authority, MERLOTS (Series J), Weekly VRDNs (United States Treasury COL)/(Wachovia Bank N.A. LIQ), 2.290%, 2/6/2008	6,440,000
900,000		Minneapolis, MN, IDA (Series 1999), Weekly VRDNs (Viking Materials, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.400%, 2/7/2008	900,000
10,000,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority (Series B-2), Daily VRDNs (Allina Health System, MN)/(MBIA Insurance Corp. INS)/(Bank of New York LIQ), 6.000%, 2/1/2008	10,000,000
3,140,000	[3,4]	Minneapolis/St. Paul, MN Metropolitan Airports Commission (MT-117), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.600%, 2/7/2008	3,140,000
5,220,000	[3,4]	Minneapolis/St. Paul, MN Metropolitan Airports Commission (PT-735), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ), 2.280%, 2/7/2008	5,220,000
6,595,000	[3,4]	Minnesota State, P-Floats (Series EC-1059), VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.290%, 2/7/2008	6,595,000
1,600,000		Northfield, MN (Series 2003), Weekly VRDNs (Summerfield Investments LLC)/(LaSalle Bank, N.A. LOC), 2.930%, 2/1/2008	1,600,000
5,000,000		Ramsey County, MN Housing and Redevelopment Authority (Series 2003 A), Weekly VRDNs (Gateway Apartments LP)/(LaSalle Bank, N.A. LOC), 2.880%, 2/1/2008	5,000,000
310,000		Springfield, MN (Series 1998), Weekly VRDNs (Ochs Brick Co.)/(Wells Fargo Bank, N.A. LOC), 2.400%, 2/7/2008	310,000
8,750,000		St. Paul, MN Housing & Redevelopment Authority (Series 2005C), Weekly VRDNs (University Carleton Development LP)/(LaSalle Bank, N.A. LOC), 2.880%, 2/1/2008	8,750,000
2,500,000		St. Paul, MN Housing & Redevelopment Authority (Series 2006A), Weekly VRDNs (Gateway Apartments LP)/(LaSalle Bank, N.A. LOC), 2.880%, 2/1/2008	2,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Minnesota--continued
$2,250,000		White Bear Lake, MN (Series 1999), Weekly VRDNs (Taylor Corp.)/(Wells Fargo Bank, N.A. LOC), 2.400%, 2/7/2008	$2,250,000
4,000,000		White Bear Lake, MN (Series 2004), Weekly VRDNs (Pinehurst Investments LLC)/(LaSalle Bank, N.A. LOC), 2.930%, 2/1/2008	4,000,000
		TOTAL	59,105,000
		Mississippi--0.9%
12,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Mississippi-AMT)/(Series 2005-16), Weekly VRDNs (Mississippi Home Corp.)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 2.320%, 2/7/2008	12,000,000
1,750,000		Mississippi Business Finance Corp., (Series 1999), VRDNs (Polks Meat Products, Inc.)/(Regions Bank, Alabama LOC), 2.390%, 2/7/2008	1,750,000
2,420,000		Mississippi Business Finance Corp., (Series 2000A), Weekly VRDNs (TT&W Farm Products, Inc.)/(Regions Bank, Alabama LOC), 2.340%, 2/7/2008	2,420,000
3,270,000		Mississippi Business Finance Corp., (Series 2001), Weekly VRDNs (Silver Creek Gin Co.)/(Regions Bank, Alabama LOC), 2.340%, 2/7/2008	3,270,000
2,955,000		Mississippi Business Finance Corp., (Series 2004), Weekly VRDNs (Mill Creek Gin, Inc.)/(Regions Bank, Alabama LOC), 2.340%, 2/7/2008	2,955,000
960,000	[3,4]	Mississippi Home Corp., (PT-1446), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ), 2.440%, 2/7/2008	960,000
7,400,000		Mississippi Home Corp., (Series 2004-6), Weekly VRDNs (Windsor Park Partners LP)/(FNMA LOC), 2.290%, 2/7/2008	7,400,000
6,500,000		Mississippi Home Corp., (Series 2006-1), Weekly VRDNs (Terrace Park Apartments)/(Wachovia Bank N.A. LOC), 2.340%, 2/7/2008	6,500,000
9,790,000		Mississippi Home Corp., (Series 2006-2), Weekly VRDNs (Bradford Park Apartments)/(Wachovia Bank N.A. LOC), 2.340%, 2/7/2008	9,790,000
9,145,000	[3,4]	Mississippi Home Corp., MERLOTS (Series 2001 A8), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ), 2.290%, 2/6/2008	9,145,000
1,365,000	[3,4]	Mississippi Home Corp., MERLOTS (Series YYY), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 2.290%, 2/6/2008	1,365,000
		TOTAL	57,555,000
		Missouri--3.1%
10,000,000		Buchanan County, MO Solid Waste Disposal Weekly VRDNs (Lifeline Foods LLC)/(Wells Fargo Bank, N.A. LOC), 2.350%, 2/7/2008	10,000,000
26,693,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Missouri-AMT)/(Series 2005-14), Weekly VRDNs (Missouri State Housing Development Commission)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 2.320%, 2/7/2008	26,693,000
10,000,000		Kansas City, MO, IDA (Series 2006), Weekly VRDNs (Clay Terrace Apartments)/(LaSalle Bank, N.A. LOC), 2.250%, 2/7/2008	10,000,000
4,000,000		Missouri Development Finance Board (Series 2007), Weekly VRDNs (Kopytek Printing)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.33%, 2/7/2008	4,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Missouri--continued
$79,600,000		Missouri Higher Education Loan Authority, Student Loan Revenue Bonds (Senior Series 2005A), Weekly VRDNs (MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 3.45%, 2/7/2008	$79,600,000
2,315,000	[3,4]	Missouri State Housing Development Commission, MERLOTS (Series 2001-A81), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 2.290%, 2/6/2008	2,315,000
1,380,000	[3,4]	Missouri State Housing Development Commission, MERLOTS (Series 2001 A28), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 2.290%, 2/6/2008	1,380,000
4,645,000	[3,4]	Missouri State Housing Development Commission, PUTTERs (Series 1514), Weekly VRDNs (GNMA COL)/(JPMorgan Chase & Co. LIQ), 2.300%, 2/7/2008	4,645,000
13,170,000	[3,4]	Missouri State Housing Development Commission, PUTTERs (Series 2309), Weekly VRDNs (GNMA COL)/(JPMorgan Chase Bank, N.A. LIQ), 2.30%, 2/7/2008	13,170,000
26,000,000		Southwest City, MO, IDA (Series 2005), Weekly VRDNs (Simmons Foods, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.350%, 2/7/2008	26,000,000
9,300,000		St. Louis, MO, IDA (Series 1991), Weekly VRDNs (U.S. Durum Milling, Inc.)/(LaSalle Bank, N.A. LOC), 2.250%, 2/6/2008	9,300,000
855,000		St. Louis, MO, IDA (Series 1997), Weekly VRDNs (Cee Kay Supply)/(Commerce Bank, N.A., Kansas City LOC), 2.58%, 2/7/2008	855,000
3,480,000		St. Louis, MO, IDA (Series 2005A), Weekly VRDNs (C.R. Metal Products)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.33%, 2/7/2008	3,480,000
		TOTAL	191,438,000
		Montana--0.2%
4,355,000	[3,4]	Montana State Board of Housing, (PA-1406), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.440%, 2/7/2008	4,355,000
5,000,000	[3,4]	Montana State Board of Housing, (Series 2004 FR/RI-L6), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ), 2.230%, 2/6/2008	5,000,000
2,135,000	[3,4]	Montana State Board of Housing, MERLOTS (Series 2002 A19), Weekly VRDNs (Bank of New York LIQ), 2.270%, 2/6/2008	2,135,000
2,550,000	[3,4]	Montana State Board of Housing, Variable Certificates (Series 2002L), Weekly VRDNs (Bank of America N.A. LIQ), 2.280%, 2/7/2008	2,550,000
		TOTAL	14,040,000
		Multi State--4.4%
33,969,194	[3,4]	ABN AMRO Chicago Corp. 1997-1 LeaseTOPS Trust Weekly VRDNs (LaSalle Bank, N.A. LIQ)/(LaSalle Bank, N.A. LOC), 2.400%, 2/7/2008	33,969,194
44,801,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2002-09), Weekly VRDNs (AMBAC, FGIC, FSA, MBIA Insurance Corp. INS) and State Street Bank and Trust Co. LIQs), 2.60%, 2/7/2008	44,801,000
14,503,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2007-40), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 2.35%, 2/7/2008	14,503,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Multi State--continued
$29,856,096	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2007-51), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 2.35%, 2/7/2008	$29,856,096
14,990,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2007-52), Weekly VRDNs (State Street Bank and Trust Co. LIQ), 2.35%, 2/7/2008	14,990,000
70,019,000	[3,4]	JPMorgan Chase & Co I-PUTTERs Trust (Series 1750P), Weekly VRDNs (GTD by Texas PSFG Program)/(AMBAC, FGIC, FSA, MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ) and United States Treasury PRFs), 2.03%, 2/7/2008	70,019,000
53,495,000	[3,4]	Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-001), VRDNs (AMBAC, FGIC, FSA, MBIA Insurance Corp. INS) and Merrill Lynch & Co., Inc. LIQs), 2.750%, 2/7/2008	53,495,000
11,010,000	[3,4]	Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-002), VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.350%, 2/7/2008	11,010,000
		TOTAL	272,643,290
		Nebraska--0.3%
2,650,000		Douglas County, NE (Series 1997), Weekly VRDNs (American Laboratories, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.300%, 2/7/2008	2,650,000
900,000		Douglas County, NE (Series 2000), Weekly VRDNs (Majors Plastics, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.400%, 2/7/2008	900,000
2,000,000		Nebraska Investment Finance Authority (Series 2005), Weekly VRDNs (Tuls Properties LLC)/(Rabobank Nederland, Utrecht LOC), 2.350%, 2/7/2008	2,000,000
7,205,000	[3,4]	Nebraska Investment Finance Authority, MERLOTS (Series 1998A), Weekly VRDNs (Wachovia Bank N.A. LIQ), 2.290%, 2/7/2008	7,205,000
5,700,000		Stanton County, NE (Series 1998), Weekly VRDNs (Nucor Corp.), 2.170%, 2/6/2008	5,700,000
		TOTAL	18,455,000
		Nevada--4.1%
2,000,000		Clark County, NV Airport System (Series B-1), 5.00% Bonds, 7/1/2008	2,009,301
11,775,000	[3,4]	Clark County, NV IDR, Class A Certificates (Series 7025), Weekly VRDNs (Southwest Gas Corp.)/(FGIC INS)/(Bear Stearns Cos., Inc. LIQ), 4.000%, 2/7/2008	11,775,000
7,140,000		Clark County, NV (Series 1997A), 3.50% TOBs (Signature Flight Support Corp.)/(GTD by Bayerische Landesbank LOC), Optional Tender 6/1/2008	7,140,000
7,535,000		Clark County, NV (Series 1998), 3.50% TOBs (Signature Flight Support Corp.)/(GTD by Bayerische Landesbank LOC), Optional Tender 6/1/2008	7,535,000
125,200,000		Clark County, NV, Passenger Facility Charge Refunding Revenue Bonds (Series 2005 A-1), Weekly VRDNs (Las Vegas-McCarran International Airport)/(MBIA Insurance Corp. INS)/(GTD by Bayerische Landesbank LIQ), 2.980%, 2/6/2008	125,200,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Nevada--continued
$57,000,000		Clark County, NV, Passenger Facility Charge Refunding Revenue Bonds (Series 2005A-2), Weekly VRDNs (Las Vegas-McCarran International Airport)/(MBIA Insurance Corp.INS)/(Bayerische Landesbank LIQ), 2.980%, 2/6/2008	$57,000,000
20,000,000		Director of the State of Nevada Department of Business and Industry Weekly VRDNs (Republic Services, Inc.), 2.800%, 2/7/2008	20,000,000
10,000,000		Director of the State of Nevada Department of Business and Industry (Series 2007), Weekly VRDNs (LVE Energy Partners LLC)/(Sumitomo Mitsui Banking Corp. LOC), 2.550%, 2/7/2008	10,000,000
16,600,000		Nevada Housing Division (Series 2004), Weekly VRDNs (Sundance Village Apartments)/(Citibank NA, New York LOC), 2.250%, 2/7/2008	16,600,000
		TOTAL	257,259,301
		New Hampshire--1.6%
25,000,000		New Hampshire Business Finance Authority (Series 2005), Weekly VRDNs (Lonza America, Inc.)/(Deutsche Bank AG LOC), 2.300%, 2/7/2008	25,000,000
1,055,000		New Hampshire Business Finance Authority (Series A), Weekly VRDNs (Upper Valley Press)/(Key Bank, N.A. LOC), 2.310%, 2/6/2008	1,055,000
30,000,000		New Hampshire Business Finance Authority, PCRBs (1990 Series A), 2.95% CP (New England Power Co.), Mandatory Tender 3/3/2008	30,000,000
28,815,000	[3,4]	New Hampshire Business Finance Authority, ROCs (Series 10237), Weekly VRDNs (Public Service Company of New Hampshire)/(AMBAC INS)/(Citigroup, Inc. LIQ), 3.89%, 2/7/2008	28,815,000
16,045,000	[3,4]	New Hampshire State HFA, Floater Certificates (Series 2006-2029), Weekly VRDNs (Morgan Stanley LIQ), 2.320%, 2/7/2008	16,045,000
895,000	[3,4]	New Hampshire State HFA, MERLOTS (Series 2001 A-51), Weekly VRDNs (Wachovia Bank N.A. LIQ), 2.290%, 2/6/2008	895,000
650,000	[3,4]	New Hampshire State HFA, MERLOTS (Series 2001-A82), Weekly VRDNs (Wachovia Bank N.A. LIQ), 2.290%, 2/6/2008	650,000
		TOTAL	102,460,000
		New Jersey--3.9%
4,750,000		Allamuchy Township, NJ, 4.25% BANs, 7/23/2008	4,759,726
6,587,730		Beachwood, NJ, 4.00% BANs, 8/29/2008	6,595,348
6,700,000		Bernards Township, NJ, 3.60% BANs, 10/31/2008	6,708,191
5,000,000		New Jersey EDA (Series 2006A), Daily VRDNs (Presbyterian Homes Assisted Living Obligated Group)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 2.200%, 2/7/2008	5,000,000
29,090,000	[3,4]	New Jersey Health Care Facilities Financing Authority (PA-1479), Weekly VRDNs (Catholic Health East)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.100%, 2/7/2008	29,090,000
11,785,000		New Jersey Health Care Facilities Financing Authority (Series 2005), Daily VRDNs (Recovery Management Systems, Inc.)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 2.200%, 2/7/2008	11,785,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New Jersey--continued
$149,800,000		New Jersey State (Series Fiscal 2008A), 4.50% TRANs, 6/24/2008	$150,312,809
12,000,000		Newark, NJ, General Improvement Notes (Series 2007D), 4.00% BANs, 4/25/2008	12,007,422
7,914,800		Secaucus, NJ, 3.00% BANs, 1/16/2009	7,936,870
9,255,000	[3,4]	Tobacco Settlement Financing Corp., NJ, (MT-481) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.000%, 2/7/2008	9,255,000
		TOTAL	243,450,366
		New Mexico--0.4%
1,315,000		Albuquerque, NM (Series 1996), Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.300%, 2/7/2008	1,315,000
4,060,000		Albuquerque, NM (Series 1999), Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.300%, 2/7/2008	4,060,000
11,947,000	[3,4]	Clipper Tax-Exempt Certificates Trust (New Mexico-AMT)/(Series 2005-15), Weekly VRDNs (New Mexico Mortgage Finance Authority)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 2.320%, 2/7/2008	11,947,000
2,400,000		Los Lunas Village, NM (Series 1998), Weekly VRDNs (Wall Colmonoy Corp.)/(LaSalle Bank Midwest, N.A. LOC), 3.030%, 2/6/2008	2,400,000
745,000	[3,4]	New Mexico Mortgage Finance Authority, MERLOTS (Series 2001 A9), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 2.290%, 2/6/2008	745,000
2,150,000	[3,4]	New Mexico Mortgage Finance Authority, MERLOTS 2001 A66, 3.75% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 2/20/2008	2,150,000
		TOTAL	22,617,000
		New York--3.5%
9,640,000		Albany County Airport Authority, NY (Series 2008A), Weekly VRDNs (Bank of America N.A. LOC), 2.500%, 2/7/2008	9,640,000
5,590,000		Hempstead (town), NY, IDA MFH (Series 2006), Weekly VRDNs (Hempstead Village Housing Associates LP)/(JPMorgan Chase Bank, N.A. LOC), 2.290%, 2/7/2008	5,590,000
17,975,000	[3,4]	Hempstead, NY, IDA ROCs (Series 737CE), Weekly VRDNs (Park Lake Residences LP)/(Citibank NA, New York LIQ)/(Citibank NA, New York LOC), 2.370%, 2/7/2008	17,975,000
42,690,000		Metropolitan Transportation Authority, NY (Series 2004D-1), Weekly VRDNs (MTA Dedicated Tax Fund)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.800%, 2/7/2008	42,690,000
7,880,000	[3,4]	Nassau County, NY, IDA, ROCs (Series 738CE), Weekly VRDNs (Mill River Residences)/(Citibank NA, New York LIQ)/(Citibank NA, New York LOC), 2.370%, 2/7/2008	7,880,000
8,000,000		New Rochelle, NY IDA, (Series 2006: West End Phase I Facility) Weekly VRDNs (180 Union Avenue Owner LP)/(Citibank NA, New York LOC), 2.290%, 2/7/2008	8,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--continued
$7,500,000		New York City, NY IDA, Liberty Revenue Bonds (Series 2004 A) Weekly VRDNs (One Bryant Park LLC)/(GTD by Bayerische Landesbank INV)/(Bank of America N.A. and Citibank NA, New York LOCs), 2.210%, 2/6/2008	$7,500,000
23,000,000		New York City, NY (Series 1996J-3), Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 2.100%, 2/6/2008	23,000,000
26,825,000		New York State Dormitory Authority, Mental Health Services (2003 Subseries D-2A), Weekly VRDNs (New York State)/(MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.900%, 2/7/2008	26,825,000
24,975,000	[3,4]	New York State Energy Research & Development Authority (Series 2008 FR/RI-F3W), Weekly VRDNs (Consolidated Edison Co.)/(Lehman Brothers Holdings, Inc. SWP), 2.140%, 2/6/2008	24,975,000
4,020,000	[3,4]	Port Authority of New York and New Jersey, MERLOTS (Series 2007C-1), 3.83% TOBs (FSA INS)/(Bank of New York LIQ), Optional Tender 2/13/2008	4,020,000
4,135,000	[3,4]	Port Authority of New York and New Jersey, SPEARs (Series DB-523), Weekly VRDNs (FGIC INS)/(Deutsche Bank AG LIQ), 2.290%, 2/7/2008	4,135,000
4,925,000		Rockland County, NY, IDA (Series 2005A), Weekly VRDNs (Piccini Industries Ltd.)/(Wachovia Bank N.A. LOC), 2.260%, 2/7/2008	4,925,000
5,445,000	[3,4]	Rockland Tobacco Asset Securitization Corporation, NY (PA-1345), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.000%, 2/7/2008	5,445,000
15,000,000		Suffolk County, NY, (Series 2007-II), 3.60% TANs, 9/11/2008	15,026,674
2,500,000		Tompkins County, NY, IDA (Series 2008A-1), Daily VRDNs (Cornell University)/(JPMorgan Chase Bank, N.A. LIQ), 1.75%, 2/1/2008	2,500,000
3,180,000		Tompkins County, NY, IDA (Series 2008A-2), Daily VRDNs (Cornell University)/(JPMorgan Chase Bank, N.A. LIQ), 1.700%, 2/1/2008	3,180,000
2,250,000		Yonkers, NY, IDA (Series 2005), Weekly VRDNs (Main Street Lofts Yonkers LLC)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.300%, 2/7/2008	2,250,000
		TOTAL	215,556,674
		North Carolina--3.9%
6,600,000		Cabarrus County, NC Industrial Facilities and PCFA (Series 1996), Weekly VRDNs (S & D Coffee, Inc.)/(Wachovia Bank N.A. LOC), 2.250%, 2/7/2008	6,600,000
2,900,000		Davie County, NC Industrial Facilities & PCFA (Series 2007), Weekly VRDNs (Amarr Co.)/(Wachovia Bank N.A. LOC), 2.250%, 2/7/2008	2,900,000
5,000,000		Hertford County, NC Industrial Facilities & PCFA (Series 2000A), Weekly VRDNs (Nucor Corp.), 2.320%, 2/6/2008	5,000,000
7,300,000		Hertford County, NC Industrial Facilities & PCFA (Series 2000B), Weekly VRDNs (Nucor Corp.), 2.250%, 2/6/2008	7,300,000
380,000		Johnson County, NC Industrial Facilities & PCFA (Series 2001), Weekly VRDNs (Walthom Group)/(Wachovia Bank N.A. LOC), 2.920%, 2/1/2008	380,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		North Carolina--continued
$2,900,000		North Carolina Capital Facilities Finance Agency (Series 2006A-1), Weekly VRDNs (Parker Lumber Co.)/(RBC Centura Bank LOC), 2.320%, 2/7/2008	$2,900,000
10,000,000		North Carolina Capital Facilities Finance Agency (Series 2007), Weekly VRDNs (Republic Services, Inc.), 2.490%, 2/6/2008	10,000,000
146,855,000		North Carolina Education Assistance Authority, Student Loan Revenue Bonds (Series 20005-A1), Weekly VRDNs (AMBAC INS)/(Royal Bank of Canada, Montreal LIQ), 4.00%, 2/7/2008	146,855,000
3,690,000	[3,4]	North Carolina HFA, MERLOTS (Series 2006-B12), Weekly VRDNs (Wachovia Bank N.A. LIQ), 2.290%, 2/6/2008	3,690,000
54,965,000		North Carolina Medical Care Commission (Series 2006A), Weekly VRDNs (University Health Systems of Eastern Carolina)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.050%, 2/6/2008	54,965,000
4,180,000	[3,4]	North Carolina State, P-Floats (Series EC-1063), VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.290%, 2/7/2008	4,180,000
		TOTAL	244,770,000
		North Dakota--0.7%
29,000,000		Cass County, ND (Series 2007), Weekly VRDNs (Tharaldson Ethanol Plant I LLC)/(LaSalle Bank, N.A. LOC), 2.880%, 2/1/2008	29,000,000
12,535,000		Richland County, ND Solid Waste Disposal (Series 2002), Weekly VRDNs (Minn-Dak Farmers Cooperative)/(Wells Fargo Bank, N.A. LOC), 2.350%, 2/7/2008	12,535,000
		TOTAL	41,535,000
		Ohio--1.8%
2,100,000		Ashland, OH, 4.25% BANs, 5/22/2008	2,103,253
68,000,000	[3,4]	Buckeye Tobacco Settlement Financing Authority, OH (MT-524), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.000%, 2/7/2008	68,000,000
10,000,000		Cleveland, OH Airport System (Series D), Weekly VRDNs (GTD by WestLB AG LOC), 2.210%, 2/6/2008	10,000,000
6,250,000		Medina County, OH (Series 1998), Weekly VRDNs (Mack Industries, Inc.)/(Key Bank, N.A. LOC), 2.310%, 2/7/2008	6,250,000
1,255,000	[3,4]	Ohio HFA, MERLOTS (Series 2001-A78), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 2.290%, 2/6/2008	1,255,000
2,755,000	[3,4]	Ohio HFA, MERLOTS (Series 2006-A2), TOBs (GNMA COL)/(Bank of New York LIQ), 1.22%, 2/20/2008	2,755,000
2,620,000	[3,4]	Ohio HFA, Variable Rate Certificates (Series 2001-I), Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ), 2.280%, 2/7/2008	2,620,000
10,800,000		Ohio State, Environmental Improvement Revenue Bonds (Series 1996), Weekly VRDNs (Newark Group Industries, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 2.260%, 2/7/2008	10,800,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Ohio--continued
$2,657,500		Ross County, OH (Series A), 4.25% BANs, 5/29/2008	$2,661,624
3,125,000		Stark County, OH IDR Weekly VRDNs (Shearer's Foods, Inc.)/(National City Bank LOC), 2.370%, 2/7/2008	3,125,000
3,400,000		Wood County, OH (Series 1999), Weekly VRDNs (Dowa THT America, Inc.)/(Comerica Bank LOC), 2.270%, 2/6/2008	3,400,000
		TOTAL	112,969,877
		Oklahoma--1.0%
5,650,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC), 2.500%, 2/7/2008	5,650,000
16,354,501	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT)/(Series 2004-3), Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 2.320%, 2/7/2008	16,354,501
7,500,000		Oklahoma Development Finance Authority (Series 2002), Weekly VRDNs (ConocoPhillips Co.)/(GTD by ConocoPhillips), 2.100%, 2/6/2008	7,500,000
14,000,000		Oklahoma Development Finance Authority (Series 2003), Weekly VRDNs (ConocoPhillips Co.)/(GTD by ConocoPhillips), 2.100%, 2/6/2008	14,000,000
20,220,000		Tulsa, OK Airport Improvement Trust (Series 2007C: Tulsa International Airport), Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 2.27%, 2/7/2008	20,220,000
		TOTAL	63,724,501
		Oregon--1.5%
3,500,000		Oregon State EDRB (Series CXLVII), Weekly VRDNs (Toyo Tanso USA, Inc.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 3.100%, 2/7/2008	3,500,000
57,000,000		Oregon State (2007 Series A), 4.50% TANs, 6/30/2008	57,196,998
12,665,000	[3,4]	Oregon State, Elderly and Disabled Housing (PT-4105), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.310%, 2/7/2008	12,665,000
10,000,000		Port of Morrow, OR (Series 2001A), Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland, Utrecht LOC), 2.350%, 2/7/2008	10,000,000
10,000,000		Port of Morrow, OR (Series 2001C), Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland, Utrecht LOC), 2.350%, 2/7/2008	10,000,000
		TOTAL	93,361,998
		Pennsylvania--1.4%
39,000,000		Pennsylvania EDFA, (Series 2007), Weekly VRDNs (Evergreen Community Power Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.880%, 2/1/2008	39,000,000
10,000,000		Pennsylvania EDFA, Wastewater Treatment Refunding Revenue Bonds (Series 2004A), Weekly VRDNs (Sunoco, Inc.), 3.005%, 2/6/2008	10,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Pennsylvania--continued
$2,500,000		Pennsylvania EDFA, Wastewater Treatment Refunding Revenue Bonds (Series 2004B), Weekly VRDNs (Sunoco, Inc.), 2.440%, 2/6/2008	$2,500,000
800,000		Pennsylvania State Higher Education Assistance Agency (Series 2002B), Weekly VRDNs (FSA INS)/(GTD by Bayerische Landesbank, Lloyds TSB Bank PLC, London, State Street Bank and Trust Co. and WestLB AG LIQs), 2.250%, 2/7/2008	800,000
36,200,000		Pennsylvania State Higher Education Assistance Agency (Series 2002 A), Weekly VRDNs (FSA INS)/(GTD by Bayerische Landesbank, Lloyds TSB Bank PLC, London, State Street Bank and Trust Co. and WestLB AG LIQs), 2.250%, 2/7/2008	36,200,000
		TOTAL	88,500,000
		Rhode Island--0.5%
10,000,000		Cumberland, RI, 4.00% BANs, 5/15/2008	10,009,577
6,110,000		North Smithfield, RI, 4.25% BANs, 7/1/2008	6,135,948
3,390,000		Rhode Island Industrial Facilities Corp., (Series 2001), Weekly VRDNs (Interplex Industries, Inc.)/(Key Bank, N.A. LOC), 2.310%, 2/7/2008	3,390,000
10,000,000		Woonsocket, RI, 4.00% BANs, 7/15/2008	10,017,645
		TOTAL	29,553,170
		South Carolina--1.6%
14,650,000		Berkeley County, SC Exempt Facility Industrial Development (Series 1997), Daily VRDNs (BP Amoco Corp.), 1.870%, 2/1/2008	14,650,000
24,000,000		Berkeley County, SC IDB Weekly VRDNs (Nucor Corp.), 2.170%, 2/6/2008	24,000,000
10,000,000		Berkeley County, SC IDB (Series 1996A), Weekly VRDNs (Nucor Corp.), 2.170%, 2/6/2008	10,000,000
5,600,000		Berkeley County, SC IDB (Series 1997), Weekly VRDNs (Nucor Corp.), 2.170%, 2/6/2008	5,600,000
24,800,000		Berkeley County, SC IDB (Series 1998), Weekly VRDNs (Nucor Corp.), 2.170%, 2/6/2008	24,800,000
3,700,000		South Carolina Jobs-EDA, (Series 1996), Weekly VRDNs (PVC Container Corp. Project)/(PNC Bank, N.A. LOC), 2.290%, 2/6/2008	3,700,000
14,600,000		South Carolina State Housing Finance & Development Authority, (Series 2007B), 3.87% BANs, 9/2/2008	14,600,000
2,030,000	[3,4]	South Carolina State Housing Finance & Development Authority, ROCs (Series 398), Weekly VRDNs (FSA INS)/(Citibank NA, New York LIQ), 2.360%, 2/7/2008	2,030,000
		TOTAL	99,380,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		South Dakota--0.8%
$9,850,000		Marshall County, SD (Series 2007), Weekly VRDNs (Veblen East Dairy LP)/(Wells Fargo Bank, N.A. LOC), 2.400%, 2/7/2008	$9,850,000
4,000,000		South Dakota Housing Development Authority (2003 Series F), Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 2.250%, 2/7/2008	4,000,000
10,485,000	[3,4]	South Dakota Housing Development Authority (PA-1436) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.310%, 2/7/2008	10,485,000
26,000,000		South Dakota Housing Development Authority, Homeownership Mortgage Bonds (2007 Series F), 4.25% BANs, 8/15/2008	26,060,770
		TOTAL	50,395,770
		Tennessee--1.5%
9,600,000		Blount County, TN Public Building Authority, Local Government Public Improvement Bonds (Series D-1-A), Daily VRDNs (Morristown, TN)/(AMBAC INS)/(DePfa Bank PLC LIQ), 6.000%, 2/1/2008	9,600,000
14,000,000		Blount County, TN Public Building Authority, Local Government Public Improvement Bonds (Series D-1-B), Daily VRDNs (Blount County, TN)/(AMBAC INS)/(DePfa Bank PLC LIQ), 6.000%, 2/1/2008	14,000,000
7,100,000		Blount County, TN Public Building Authority, Local Government Public Improvement Bonds (Series D7-A), Daily VRDNs (Alcoa, TN)/(XL Capital Assurance Inc. INS)/(DePfa Bank PLC LIQ), 6.000%, 2/1/2008	7,100,000
1,200,000		Dover, TN, IDB (Series 1997), Weekly VRDNs (Nashville Wire Products Manufacturing Co.)/(Regions Bank, Alabama LOC), 2.320%, 2/7/2008	1,200,000
1,385,000		Hamilton County, TN, IDB Weekly VRDNs (Pavestone Co.)/(JPMorgan Chase Bank, N.A. LOC), 2.500%, 2/7/2008	1,385,000
12,000,000		Sevier County, TN Public Building Authority (Series IV-D-2), Daily VRDNs (Bradley County, TN)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 6.000%, 2/1/2008	12,000,000
10,345,000		Sevier County, TN Public Building Authority (Series IV-H-1), Daily VRDNs (Loudon County, TN)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 6.000%, 2/1/2008	10,345,000
18,000,000		Sevier County, TN Public Building Authority (Series IV-J-1), Daily VRDNs (Claiborne County, TN)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 6.000%, 2/1/2008	18,000,000
9,400,000		Shelby County, TN Health Education & Housing Facilities Board (Series 2005), Weekly VRDNs (FSP-Wyndridge III LLC)/(FHLMC LOC), 2.500%, 2/7/2008	9,400,000
2,135,000	[3,4]	Tennessee Energy Acquisition Corp., P-Floats (Series EC-1147), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 4.200%, 2/7/2008	2,135,000
845,000		Tullahoma, TN, IDB (Series 1995), Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC), 2.240%, 2/6/2008	845,000
7,000,000		Wilson County, TN Health and Educational Facilities Board, Forest View Apartments (Series 2003), Weekly VRDNs (Forest View LP)/(Regions Bank, Alabama LOC), 2.440%, 2/7/2008	7,000,000
		TOTAL	93,010,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--12.2%
$12,000,000		Brazos Harbor, TX IDC (Series 2003), Weekly VRDNs (Conoco Phillips), 2.100%, 2/6/2008	$12,000,000
48,500,000		Brazos Harbor, TX IDC (Series 2006), Weekly VRDNs (BASF Corp.), 2.360%, 2/6/2008	48,500,000
20,000,000		Brazos River Authority, TX (Series 2001 D-2), Weekly VRDNs (Texas Competitive Electric Holdings Co. LLC)/(Citibank NA, New York LOC), 2.380%, 2/6/2008	20,000,000
44,630,000		Brazos River Authority, TX (Series 2002A), Weekly VRDNs (Texas Competitive Electric Holdings Co. LLC)/(Citibank NA, New York LOC), 2.380%, 2/6/2008	44,630,000
5,035,000		Colorado County, TX, IDC (Series 2000), Weekly VRDNs (Great Southern Wood, Inc.)/(Wachovia Bank N.A. LOC), 2.400%, 2/6/2008	5,035,000
2,100,000		Dalhart, TX Economic Development Corp. (Series 2005) Weekly VRDNs (DARE Investments)/(Rabobank Nederland, Utrecht LOC), 2.350%, 2/7/2008	2,100,000
2,950,000		Dalhart, TX Economic Development Corp. (Series 2005), Weekly VRDNs (Northside Farms LLC)/(Rabobank Nederland, Utrecht LOC), 2.350%, 2/7/2008	2,950,000
7,150,000	[3,4]	Dallas-Fort Worth, TX International Airport, PUTTERs (Series 350), Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.150%, 2/7/2008	7,150,000
9,400,000		DeSoto, TX Housing Finance Corp. (Series 2004), Weekly VRDNs (Hickory Manor Senior Apartments)/(FHLMC LOC), 2.290%, 2/7/2008	9,400,000
10,420,000	[3,4]	Ellis County, TX, Solar Eclipse (Series 2007-0080), 3.63% TOBs (FGIC INS)/(U.S. Bank, N.A. LIQ), Optional Tender 6/19/2008	10,420,000
11,250,000		Gulf Coast, TX IDA, Marine Terminal Revenue Bonds (Series 1993), Daily VRDNs (BP Amoco Corp.), 1.870%, 2/1/2008	11,250,000
2,000,000		Gulf Coast, TX Waste Disposal Authority (Series 1994), Daily VRDNs (BP Amoco Corp.), 1.870%, 2/1/2008	2,000,000
7,500,000		Gulf Coast, TX Waste Disposal Authority (Series 1996), Daily VRDNs (BP Amoco Corp.), 1.870%, 2/1/2008	7,500,000
6,500,000		Gulf Coast, TX Waste Disposal Authority (Series 1997), Daily VRDNs (BP Amoco Corp.), 1.870%, 2/1/2008	6,500,000
15,000,000		Gulf Coast, TX Waste Disposal Authority (Series 1998), Daily VRDNs (BP Amoco Corp.), 1.870%, 2/1/2008	15,000,000
25,000,000		Gulf Coast, TX Waste Disposal Authority (Series 2001), Weekly VRDNs (American Acryl LP)/(Citibank NA, New York LOC), 2.300%, 2/7/2008	25,000,000
19,000,000		Gulf Coast, TX Waste Disposal Authority (Series 2003), Daily VRDNs (BP Amoco Chemical Co.)/(BP PLC GTD), 1.870%, 2/1/2008	19,000,000
7,000,000		Gulf Coast, TX Waste Disposal Authority (Series 2004), Weekly VRDNs (Republic Waste Services of Texas Ltd.)/(Republic Services, Inc. GTD), 2.800%, 2/7/2008	7,000,000
18,800,000		Gulf Coast, TX Waste Disposal Authority (Series 2005), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 1.870%, 2/1/2008	18,800,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--continued
$6,300,000		Gulf Coast, TX Waste Disposal Authority (Series 2005), Weekly VRDNs (Air Products & Chemicals, Inc.), 2.180%, 2/6/2008	$6,300,000
7,800,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 1999), Weekly VRDNs (Air Products & Chemicals, Inc.), 2.180%, 2/6/2008	7,800,000
10,700,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000), Weekly VRDNs (Air Products LP)/(GTD by Air Products & Chemicals, Inc.), 2.180%, 2/6/2008	10,700,000
7,000,000		Harris County, TX Housing Finance Corp., Park at Kirkstall Apartments (Series 2002), Weekly VRDNs (Harris Park Partners LP)/(Wachovia Bank N.A. LOC), 2.340%, 2/7/2008	7,000,000
9,555,000	[3,4]	Houston, TX Airport System, MERLOTS (Series 2001-B4), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 2.410%, 2/6/2008	9,555,000
6,930,000	[3,4]	Houston, TX Airport System, Floater Certificates (Series 2006-1382X), Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ), 3.920%, 2/7/2008	6,930,000
14,000,000		Houston, TX Housing Finance Corp. (Series 2007), Weekly VRDNs (Regency Park Apartments)/(FNMA LOC), 2.210%, 2/6/2008	14,000,000
97,645,000		North Texas Tollway Authority, Revenue Bonds (Series 2005C), Weekly VRDNs (FGIC INS)/(DePfa Bank PLC LIQ), 6.500%, 2/6/2008	97,645,000
7,278,500	[3,4]	Pflugerville, TX ISD, Floater Certificates (Series 2004-1058), 3.75% TOBs (GTD by Texas PSFG Program)/(Morgan Stanley LIQ), Optional Tender 3/6/2008	7,278,500
5,000,000		Port Arthur Navigation District, TX, IDC (Series 2000), Weekly VRDNs (Air Products & Chemicals, Inc.), 2.180%, 2/6/2008	5,000,000
15,000,000		Port Arthur Navigation District, TX, IDC (Series 2001), Weekly VRDNs (Air Products & Chemicals, Inc.), 2.180%, 2/6/2008	15,000,000
9,815,000	[3,4]	Port Houston Authority, TX Harris County, MuniTOPS (Series 2006-69), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 2.550%, 2/7/2008	9,815,000
8,870,000	[3,4]	Port of Houston Authority, TX, PUTTERs (Series 2173), Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.600%, 2/7/2008	8,870,000
34,500,000		Red River Authority, TX, Solid Waste Disposal Revenue Bonds (Series 2006), Weekly VRDNs (Panda Hereford Ethanol LP)/(Societe Generale, Paris LOC), 2.290%, 2/7/2008	34,500,000
2,140,000		Saginaw, TX, IDA (Series 1998), Weekly VRDNs (Glad Investing Partners Ltd.)/(JPMorgan Chase Bank, N.A. LOC), 2.500%, 2/7/2008	2,140,000
12,560,000		Tarrant County, TX Housing Finance Corp. (Series 2003), Weekly VRDNs (Tarrant County Partners LP)/(Wachovia Bank N.A. LOC), 2.390%, 2/7/2008	12,560,000
46,750,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. II (PT-4246), Weekly VRDNs (KBC Bank N.V. LIQ), 2.850%, 2/7/2008	46,750,000
80,000,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. II (PT-4281), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.850%, 2/7/2008	80,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--continued
$24,000,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. II, P-Floats (Series EC-1170), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.850%, 2/7/2008	$24,000,000
10,000,000	[3,4]	Texas State Department of Housing & Community Affairs (PA-1308), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ), 2.280%, 2/7/2008	10,000,000
2,500,000	[3,4]	Texas State Department of Housing & Community Affairs (Series 2005 FR/RI-L2), Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings, Inc. LIQ), 2.260%, 2/6/2008	2,500,000
10,000,000		Texas State Department of Housing & Community Affairs (Series 2007) Weekly VRDNs (Onion Creek Housing Partners Ltd.)/(JPMorgan Chase Bank, N.A. LOC), 2.340%, 2/7/2008	10,000,000
13,400,000		Texas State Department of Housing & Community Affairs, Addison Park Apartments (Series 2004), Weekly VRDNs (Arlington Partners LP)/(Compass Bank, Birmingham LOC), 2.440%, 2/7/2008	13,400,000
1,830,000	[3,4]	Texas State Department of Housing & Community Affairs, MERLOTS (Series 2003-A8), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 2.290%, 2/6/2008	1,830,000
36,400,000		Texas State (Series 2007), 4.50% TRANs, 8/28/2008	36,558,249
150,000		Waco, TX Education Finance Corp. (Series 2002A), Weekly VRDNs (Baylor University)/(XL Capital Assurance Inc. INS)/(Dexia Credit Local LIQ), 3.800%, 2/6/2008	150,000
325,000		Waco, TX Education Finance Corp. (Series 2006), Weekly VRDNs (Baylor University)/(XL Capital Assurance Inc. INS)/(Dexia Credit Local LIQ), 3.800%, 2/6/2008	325,000
		TOTAL	754,841,749
		Utah--0.1%
4,000,000		West Jordan, UT (Series 1999), Weekly VRDNs (Penco Products, Inc.)/(Key Bank, N.A. LOC), 2.350%, 2/7/2008	4,000,000
		Vermont--0.1%
3,945,000	[3,4]	Vermont HFA (Series 2004 FR/RI-L76), Weekly VRDNs (FSA INS)/(Lehman Brothers Holdings, Inc. LIQ), 2.210%, 2/6/2008	3,945,000
1,335,000	[3,4]	Vermont HFA, MERLOTS (Series 2001-A49), 3.75% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 2/20/2008	1,335,000
485,000	[3,4]	Vermont HFA, MERLOTS (Series 2001-A91), 3.75% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 2/20/2008	485,000
		TOTAL	5,765,000
		Virginia--4.4%
34,300,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 3.72% CP (Virginia Electric & Power Co.), Mandatory Tender 2/7/2008	34,300,000
25,000,000		Hanover County, VA, EDA (Series 2005A), Weekly VRDNs (Bon Secours Health System)/(MBIA Insurance Corp. INS)/(U.S. Bank, N.A. LIQ), 3.750%, 2/6/2008	25,000,000
4,500,000		Hanover County, VA, IDA (Series 2005A), Weekly VRDNs (Rhapsody Land & Development LLC)/(Wachovia Bank N.A. LOC), 2.250%, 2/7/2008	4,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Virginia--continued
$12,000,000		Henrico County, VA, EDA (Series 2000), Weekly VRDNs (White Oak Semiconductor LP)/(Citibank NA, New York LOC), 2.110%, 2/6/2008	$12,000,000
3,400,000		Louisa, VA (Series 1984), 2.60% CP (Virginia Electric & Power Co.), Mandatory Tender 2/26/2008	3,400,000
4,000,000		Louisa, VA (Series 1984), 2.70% CP (Virginia Electric & Power Co.), Mandatory Tender 2/25/2008	4,000,000
60,000,000		Metropolitan Washington, DC Airports Authority (Series 2005A), 3.52% CP (JPMorgan Chase Bank, N.A. LOC), Mandatory Tender 3/11/2008	60,000,000
24,400,000		Metropolitan Washington, DC Airports Authority (Series 2005A), 3.72% CP (Bank of America N.A. LOC), Mandatory Tender 2/6/2008	24,400,000
19,000,000		Metropolitan Washington, DC Airports Authority (Series 2005B), 3.70% CP (Bank of America N.A. LOC), Mandatory Tender 4/3/2008	19,000,000
14,850,000	[3,4]	Metropolitan Washington, DC Airports Authority, ROCs (Series 12060), Weekly VRDNs (MBIA Insurance Corp. INS)/(Citigroup, Inc. LIQ), 2.660%, 2/7/2008	14,850,000
43,000,000		Metropolitan Washington, DC Airports Authority, (Subseries A), 3.64% CP (GTD by Landesbank Baden-Wuerttemberg and WestLB AG LOCs), Mandatory Tender 2/5/2008	43,000,000
13,500,000		Norfolk, VA, EDA (Series 2005A), Weekly VRDNs (Bon Secours Health System)/(MBIA Insurance Corp. INS)/(Landesbank Baden-Wuerttemberg LIQ), 3.750%, 2/5/2008	13,500,000
12,175,000	[3,4]	Virginia State Housing Development Authority, Class A Certificates (Series 7019), Weekly VRDNs (Bear Stearns Cos., Inc. LIQ), 2.300%, 2/7/2008	12,175,000
5,285,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2006-B21), Weekly VRDNs (Wachovia Bank N.A. LIQ), 2.270%, 2/6/2008	5,285,000
		TOTAL	275,410,000
		Washington--3.5%
6,980,000	[3,4]	Chelan County, WA Public Utility District No. 1, MERLOTS (Series 2001-B1), Weekly VRDNs (Chelan Hydro Consolidated System)/(MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 2.460%, 2/6/2008	6,980,000
7,450,000	[3,4]	Grant County, WA Public Utilities District No. 002, Solar Eclipse (Series 2007-96), 3.78% TOBs (MBIA Insurance Corp. INS)/(U.S. Bank, N.A. LIQ), Optional Tender 3/6/2008	7,450,000
9,000,000		Pierce County, WA Economic Development Corp., (Series 1995), Weekly VRDNs (Simpson-Tacoma Kraft Co.)/(Bank of America N.A. LOC), 2.500%, 2/7/2008	9,000,000
3,835,000		Port of Pasco, WA Economic Development Corp., (Series 1996), Weekly VRDNs (Douglas Fruit Co., Inc.)/(U.S. Bank, N.A. LOC), 2.270%, 2/7/2008	3,835,000
4,995,000	[3,4]	Port of Seattle, WA (PT-720), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ), 3.600%, 2/7/2008	4,995,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Washington--continued
$4,450,000	[3,4]	Port of Seattle, WA (PT-728), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ), 2.800%, 2/7/2008	$4,450,000
4,320,000	[3,4]	Port of Seattle, WA (PT-850), Weekly VRDNs (MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 2.800%, 2/7/2008	4,320,000
7,485,000	[3,4]	Port of Seattle, WA, MERLOTS (Series 2001-A53), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 2.560%, 2/6/2008	7,485,000
3,925,000	[3,4]	Port of Seattle, WA, MERLOTS (Series 2002-B4), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 2.560%, 2/6/2008	3,925,000
4,990,000	[3,4]	Port of Seattle, WA, MERLOTS (Series 2006-C1), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 2.270%, 2/6/2008	4,990,000
5,075,000	[3,4]	Port of Seattle, WA, MERLOTS (Series 2007-C13), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ), 2.560%, 2/6/2008	5,075,000
4,000,000	[3,4]	Port of Seattle, WA, PUTTERs (Series 2020), Weekly VRDNs (AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.700%, 2/7/2008	4,000,000
12,330,000	[3,4]	Port of Seattle, WA, ROCs (Series 12102), Weekly VRDNs (FSA INS)/(Citibank NA, New York LIQ), 2.400%, 2/7/2008	12,330,000
80,310,000		Port of Tacoma, WA (Series 2006), Daily VRDNs (XL Capital Assurance Inc. INS)/(Banco Bilbao Vizcaya Argentaria SA LIQ), 4.500%, 2/1/2008	80,310,000
11,500,000		Seattle, WA Housing Authority (Series 2007), Weekly VRDNs (High Point South LP)/(Key Bank, N.A. LOC), 2.310%, 2/7/2008	11,500,000
7,990,000	[3,4]	Spokane, WA Public Facilities District, MERLOTS (Series 2001-A111), 3.75% TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 2/20/2008	7,990,000
6,825,000		Washington State EDFA (Series 2000H), Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 2.300%, 2/6/2008	6,825,000
5,500,000		Washington State EDFA (Series 2001C), Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 2.300%, 2/6/2008	5,500,000
7,375,000		Washington State EDFA (Series 2001E), Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Wachovia Bank N.A. LOC), 2.350%, 2/7/2008	7,375,000
1,000,000		Washington State EDFA (Series 2001L), Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Wachovia Bank N.A. LOC), 2.350%, 2/7/2008	1,000,000
4,950,000		Washington State EDFA (Series 2004B), Weekly VRDNs (Cedar Grove Composting, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.380%, 2/6/2008	4,950,000
4,865,000		Washington State EDFA (Series 2005B), Weekly VRDNs (Harold LeMay Enterprises, Inc.)/(Bank of America N.A. LOC), 2.380%, 2/6/2008	4,865,000
5,840,000		Washington State EDFA (Series 2006K), Weekly VRDNs (Heirborne Investments LLC)/(Wells Fargo Bank, N.A. LOC), 2.380%, 2/6/2008	5,840,000
		TOTAL	214,990,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		West Virginia--1.7%
$545,000		Berkeley County, WV County Commission (Series 1994), Weekly VRDNs (Brentwood Industries, Inc.)/(General Electric Capital Corp. LOC), 2.250%, 2/6/2008	$545,000
10,000,000		Grant County, WV County Commission, PCRB (Series 1994), 2.90% CP (Virginia Electric & Power Co.), Mandatory Tender 3/3/2008	10,000,000
5,000,000		Grant County, WV County Commission, Solid Waste Disposal Revenue Bonds (Series 1996), 3.53% CP (Virginia Electric & Power Co.), Mandatory Tender 2/11/2008	5,000,000
3,760,000		Ritchie County, WV, IDRB (Series 1996), Weekly VRDNs (Simonton Building Products, Inc.)/(PNC Bank, N.A. LOC), 2.260%, 2/7/2008	3,760,000
21,230,000	[3,4]	West Virginia Housing Development Fund (PT-3948), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.310%, 2/7/2008	21,230,000
39,100,000		West Virginia Public Energy Authority (1989 Series A), 2.85% CP (Morgantown Energy Associates)/(Dexia Credit Local LOC), Mandatory Tender 4/10/2008	39,100,000
23,000,000		West Virginia Public Energy Authority (1989 Series A), 3.50% CP (Morgantown Energy Associates)/(Dexia Credit Local LOC), Mandatory Tender 2/7/2008	23,000,000
		TOTAL	102,635,000
		Wisconsin--2.2%
8,745,000	[3,4]	Badger, WI Tobacco Asset Securitization Corp., (PA-1361), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.000%, 2/7/2008	8,745,000
9,500,000		Brokaw, WI, Sewage and Solid Waste Revenue Bonds (Series 1995), Weekly VRDNs (Wausau Paper Mills Co.)/(Bank of America N.A. LOC), 2.450%, 2/7/2008	9,500,000
4,000,000		Combined Locks, WI, Development Revenue Bonds (Series 1997), Weekly VRDNs (Appleton Papers)/(Bank of America N.A. LOC), 2.450%, 2/7/2008	4,000,000
800,000		Grand Chute, WI (Series 2000A), Weekly VRDNs (Pacon Corp.)/(U.S. Bank, N.A. LOC), 2.320%, 2/6/2008	800,000
1,365,000		Hartford, WI (Series 2000), Weekly VRDNs (Advance Bag, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.290%, 2/7/2008	1,365,000
2,300,000		Milwaukee, WI (Series 1997), 3.50% TOBs (Signature Flight Support Corp.)/(GTD by Bayerische Landesbank LOC), Optional Tender 6/1/2008	2,300,000
4,085,000	[3,4]	Wisconsin Housing & EDA (PT-3456), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.310%, 2/7/2008	4,085,000
31,285,000		Wisconsin Housing & EDA (Series 2004E), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 2.150%, 2/6/2008	31,285,000
16,425,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 2.150%, 2/6/2008	16,425,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Wisconsin--continued
$23,000,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 2.150%, 2/6/2008	$23,000,000
8,520,000	[3,4]	Wisconsin Housing & EDA (PA-1473R), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.380%, 2/7/2008	8,520,000
23,555,000	[3,4]	Wisconsin State HEFA, Solar Eclipse (Series 2007-0029), 3.78% TOBs (Ascension Health Senior Credit Group)/(AMBAC INS)/(U.S. Bank, N.A. LIQ), Optional Tender 7/17/2008	23,555,000
		TOTAL	133,580,000
		TOTAL INVESTMENTS--100.1% (AT AMORTIZED COST) [5]	6,205,064,607
		OTHER ASSETS AND LIABILITIES - NET--(0.1)% [6]	(3,139,570)
		TOTAL NET ASSETS--100%	$6,201,925,037

Securities that are subject to the federal alternative minimum tax (AMT) represent 63.6% of the portfolio as calculated based on total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At January 31, 2008, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier	Second Tier
95.7%	4.3%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2008, these restricted securities amounted to $1,574,468,291, which represented 25.4% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At January 31, 2008, these liquid restricted securities amounted to $1,574,468,291, which represented 25.4% of total net assets.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2008.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
EDRB	--Economic Development Revenue Bond
FGIC	--Financial Guaranty Insurance Company
FHLB	--Federal Home Loan Bank
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDFA	--Industrial Development Finance Authority
IDR	--Industrial Development Revenue
IDRB	--Industrial Development Revenue Bond
IFA	--Industrial Finance Authority
INS	--Insured
INV	--Investment Agreement
ISD	--Independent School District
LIQs	--Liquidity Agreements
LOCs	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi-Family Housing
MMMs	--Money Market Municipals
PCFA	--Pollution Control Finance Authority
PCR	--Pollution Control Revenue
PCRB(s)	--Pollution Control Revenue Bond(s)
PRF	--Prerefunded
PSFG	--Permanent School Fund Guarantee
PUTTERs	--Puttable Tax Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
SFM	--Single Family Mortgage
SPEARs	--Short Puttable Exempt Adjustable Receipts
SWP	--Swap Agreement
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2008 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$6,205,064,607
Cash		62,713,533
Income receivable		37,476,383
Receivable for investments sold		129,753,336
Receivable for shares sold		330,539
TOTAL ASSETS		6,435,338,398
Liabilities:
Payable for investments purchased	$231,359,180
Payable for shares redeemed	224,749
Payable for Directors'/Trustees' fees	1,338
Payable for shareholder services fee (Note 4)	259,798
Income distribution payable	1,438,778
Accrued expenses	129,518
TOTAL LIABILITIES		233,413,361
Net assets for 6,201,521,459 shares outstanding		$6,201,925,037
Net Assets Consist of:
Paid-in capital		$6,201,521,460
Accumulated net realized gain on investments		422,506
Distributions in excess of net investment income		(18,929)
TOTAL NET ASSETS		$6,201,925,037
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$3,939,047,825 ÷ 3,938,113,989 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$762,627,072 ÷ 762,852,408 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Capital Shares:
$1,500,250,140 ÷ 1,500,555,062 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2008 (unaudited)

Investment Income:
Interest			$114,510,060
Expenses:
Investment adviser fee (Note 4)		$6,399,761
Administrative personnel and services fee (Note 4)		2,518,285
Custodian fees		130,659
Transfer and dividend disbursing agent fees and expenses		224,562
Directors'/Trustees' fees		28,230
Auditing fees		9,568
Legal fees		10,652
Portfolio accounting fees		93,656
Shareholder services fee--Institutional Service Shares (Note 4)		853,228
Shareholder services fee--Institutional Capital Shares (Note 4)		653,689
Account administration fee--Institutional Service Shares		73,632
Account administration fee--Institutional Capital Shares		581
Share registration costs		90,406
Printing and postage		29,639
Insurance premiums		18,319
Miscellaneous		11,587
TOTAL EXPENSES		11,146,454
Waivers and Reimbursement (Note 4):
Waiver of investment adviser fee	$(3,568,997)
Waiver of administrative personnel and services fee	(79,976)
Reimbursement of shareholder services fee--Institutional Capital Shares	(1,900)
TOTAL WAIVERS AND REIMBURSEMENT		(3,650,873)
Net expenses			7,495,581
Net investment income			107,014,479
Net realized gain on investments			579,987
Change in net assets resulting from operations			$107,594,466
See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2008	Year Ended 7/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$107,014,479	$209,505,741
Net realized gain on investments	579,987	301,024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	107,594,466	209,806,765
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(73,656,727)	(147,483,093)
Institutional Service Shares	(11,766,188)	(25,286,569)
Institutional Capital Shares	(21,609,999)	(36,731,978)
Distributions from net realized gain on investments
Institutional Shares	(223,614)	--
Institutional Service Shares	(35,837)	--
Institutional Capital Shares	(69,385)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(107,361,750)	(209,501,640)
Share Transactions:
Proceeds from sale of shares	24,770,690,756	52,852,336,621
Net asset value of shares issued to shareholders in payment of distributions declared	90,464,839	178,676,397
Cost of shares redeemed	(24,595,888,552)	(52,088,434,561)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	265,267,043	942,578,457
Change in net assets	265,499,759	942,883,582
Net Assets:
Beginning of period	5,936,425,278	4,993,541,696
End of period (including distributions in excess of net investment income of $(18,929) and $(494) respectively)	$6,201,925,037	$5,936,425,278

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2008 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 40 diversified portfolios. The financial statements included herein are only those of Municipal Obligations Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Institutional Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Service Shares and Institutional Capital Shares are presented separately. The investment objective of the Fund is to provide current income exempt from all federal regular income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations and state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with subchapter M provision of the Internal Revenue Code (the "Code") and to distribute each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on January 31, 2008. As of and during the six months ended January 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2008, tax years 2004 through 2007 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the state of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	21,008,681,758	$21,008,681,758	45,967,222,116	$45,967,222,116
Shares issued to shareholders in payment of distributions declared	60,355,117	60,355,117	124,305,286	124,305,286
Shares redeemed	(21,197,692,267)	(21,197,692,267)	(45,515,788,493)	(45,515,788,493)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(128,655,392)	$(128,655,392)	575,738,909	$575,738,909

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,343,538,355	$1,343,538,355	2,589,776,100	$2,589,776,100
Shares issued to shareholders in payment of distributions declared	9,721,884	9,721,884	21,448,639	21,448,639
Shares redeemed	(1,447,291,129)	(1,447,291,129)	(2,374,942,589)	(2,374,942,589)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(94,030,890)	$(94,030,890)	236,282,150	$236,282,150

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	2,418,470,643	$2,418,470,643	4,295,338,405	$4,295,338,405
Shares issued to shareholders in payment of distributions declared	20,387,838	20,387,838	32,922,472	32,922,472
Shares redeemed	(1,950,905,156)	(1,950,905,156)	(4,197,703,479)	(4,197,703,479)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	487,953,325	$487,953,325	130,557,398	$130,557,398
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	265,267,043	$265,267,043	942,578,457	$942,578,457

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2008, the Adviser voluntarily waived $3,568,997 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $79,976 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Institutional Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2008, FSSC voluntarily reimbursed $1,900 of shareholder services fees. For the six months ended January 31, 2008, FSSC did not receive any fees paid by the Fund. For the six months ended January 31, 2008, the Fund's Institutional Shares did not incur a shareholder services fee.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Interfund Transactions

During the six months ended January 31, 2008, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $2,584,095,000 and $6,669,686,500, respectively.

5. CONCENTRATION OF RISK

A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.

6. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2008, there were no outstanding loans. During the six months ended January 31, 2008, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of January 31, 2008, there were no outstanding loans. During the six months ended January 31, 2008, the program was not utilized.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory Contract

MUNICIPAL OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund intends to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund or its agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N658

34427 (3/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Prime Obligations Fund

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2008

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,
	1/31/2008		2007 [1]	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.025		0.052	0.042	0.022	0.010	0.014
Net realized gain (loss) on investments	--		--	0.000 [2]	0.000 [2]	0.000 [2]	(0.000)
TOTAL FROM INVESTMENT OPERATIONS	0.025		0.052	0.042	0.022	0.010	0.014
Less Distributions:
Distributions from net investment income	(0.025)		(0.052)	(0.042)	(0.022)	(0.010)	(0.014)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [3]	2.51%		5.30%	4.33%	2.24%	0.97%	1.36%

Ratios to Average Net Assets:
Net expenses	0.20	% [4]	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	4.92	% [4]	5.18%	4.24%	2.19%	0.96%	1.34%
Expense waiver/reimbursement [5]	0.08	% [4]	0.09%	0.28%	0.34%	0.34%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$17,331,868		$16,469,931	$15,151,070	$15,600,659	$16,519,436	$20,110,135

1 Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Represents less than $0.001.

3 Based on net asset value. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2007 to January 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2007	Ending Account Value 1/31/2008	Expenses Paid During Period [1]
Actual	$1,000	$1,025.10	$1.02
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.13	$1.02

1 Expenses are equal to the Fund's annualized net expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At January 31, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	45.5%
Variable Rate Demand Instruments	35.9%
Bank Instruments	16.0%
Repurchase Agreements	2.4%
Other Assets and Liabilities--Net [2]	0.2%
TOTAL	100.0%

At January 31, 2008, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	35.1	% [4]
8-30 Days	18.1%
31-90 Days	24.4%
91-180 Days	18.5%
181 Days or more	3.7%
Other Assets and Liabilities--Net [2]	0.2%
TOTAL	100.0%

1 Commercial Paper and Notes include any fixed-rate security that is not a bank instrument. A variable rate demand instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 23.0% of the Fund's portfolio.

Portfolio of Investments

January 31, 2008 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--2.4%
		Finance - Automotive--2.2%
$15,699,671		BMW Vehicle Lease Trust 2007-1, Class A1, 5.062%, 11/17/2008	$15,699,671
131,137,372	[1]	CAL Securitization Trust 2006-1, Class A2, 4.506%, 12/15/2008	131,137,372
25,594,666	[1]	CAL Securitization Trust 2007-1, Class A1, 5.425%, 7/15/2008	25,594,666
55,126,354	[1,2]	Capital Auto Receivables Asset Trust 2007-4, Class A1, 4.910%, 11/17/2008	55,126,354
133,449,208	[1,2]	Capital Auto Receivables Asset Trust 2007-SN2, Class A1, 5.105%, 12/15/2008	133,449,208
43,516,437	[1,2]	Ford Credit Auto Owner Trust 2007-B, Class A1, 5.292%, 10/15/2008	43,516,437
50,000,000	[1,2]	Ford Credit Auto Owner Trust 2008-A, Class A1, 4.018%, 2/13/2009	50,000,000
7,913,277		Merrill Auto Trust Securitization 2007-1, Class A1, 5.347%, 6/16/2008	7,913,277
17,821,086		Nissan Auto Receivables Owner Trust 2007-B, Class A1, 5.264%, 10/15/2008	17,821,086
25,000,000		Nissan Auto Receivables Owner Trust 2008-A, Class A1, 3.998%, 1/15/2009	25,000,000
30,059,983		Triad Automobile Receivables Trust 2007-B, Class A1, 5.068%, 12/12/2008	30,059,983
10,453,920		World Omni Automobile Receivables Trust 2007-B, Class A1, 5.676%, 10/15/2008	10,453,920
		TOTAL	545,771,974
		Finance - Equipment--0.2%
42,559,632	[1,2]	Marlin Leasing Receivables XI LLC, (Series 2007-1), Class A1, 5.214%, 10/15/2008	42,559,632
		TOTAL ASSET-BACKED SECURITIES	588,331,606
		CERTIFICATES OF DEPOSIT--13.1%
		Banking--13.1%
258,000,000		Bank of Montreal, 3.250% - 4.920%, 5/30/2008 - 7/29/2008	258,000,000
53,500,000		Bank of Scotland, Edinburgh, 5.310%, 5/23/2008	53,500,000
312,200,000		Barclays Bank PLC, 3.050% - 5.380%, 2/11/2008 - 7/25/2008	312,200,000
100,000,000		Chase Bank USA, N.A., 5.130%, 4/14/2008	100,000,000
100,000,000		Comerica Bank, 4.250%, 7/10/2008	100,000,000
480,050,000		Credit Suisse, Zurich, 4.420% - 5.405%, 4/11/2008 - 7/3/2008	480,049,700
1,075,000,000		DePfa Bank PLC, 3.830% - 5.370%, 2/8/2008 - 7/14/2008	1,075,000,000
Principal Amount			Value
		CERTIFICATES OF DEPOSIT--continued
		Banking--continued
$165,000,000		Natixis, 4.050% - 4.850%, 4/14/2008 - 5/27/2008	$165,080,184
199,000,000		Royal Bank of Scotland PLC, Edinburgh, 3.760% - 4.850%, 5/21/2008 -7/18/2008	199,000,000
50,000,000		Societe Generale, Paris, 3.250%, 7/30/2008	50,000,000
65,000,000		Toronto Dominion Bank, 4.330% - 4.850%, 5/27/2008 - 7/8/2008	65,000,000
326,000,000		UBS AG, 3.040% - 4.940%, 6/5/2008 - 10/15/2008	326,033,664
		TOTAL CERTIFICATES OF DEPOSIT	3,183,863,548
		COLLATERALIZED LOAN AGREEMENTS--12.0%
		Banking--6.2%
100,000,000		BNP Paribas Securities Corp., 3.275%, 2/1/2008	100,000,000
578,000,000		Barclays Capital, Inc., 3.295% - 3.375%, 2/1/2008	578,000,000
325,000,000		Credit Suisse First Boston Corp., 3.325%, 2/1/2008	325,000,000
200,000,000		Deutsche Bank Securities, Inc., 3.325%, 2/1/2008	200,000,000
62,000,000		Fortis Bank SA/NV, 3.305%, 2/1/2008	62,000,000
250,000,000		UBS Securities LLC, 3.275%, 2/1/2008	250,000,000
		TOTAL	1,515,000,000
		Brokerage--5.8%
1,044,000,000		Citigroup Global Markets, Inc., 3.371%, 2/1/2008	1,044,000,000
365,000,000		Merrill Lynch, Pierce, Fenner and Smith, 3.371%, 2/1/2008	365,000,000
		TOTAL	1,409,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	2,924,000,000
		COMMERCIAL PAPER--27.8% [3]
		Banking--6.5%
70,000,000		Bank of America Corp., 4.955%, 3/12/2008	69,614,611
75,000,000		Bank of Scotland, Edinburgh, 3.220%, 7/22/2008	73,846,167
95,000,000		Calyon, Paris, 3.800%, 7/11/2008	93,385,528
30,000,000		Citigroup Funding, Inc., 5.300%, 2/13/2008	29,947,000
110,000,000		DePfa Bank PLC, 4.648% - 5.272%, 2/14/2008 - 5/6/2008	109,013,445
338,000,000	[1,2]	Fountain Square Commercial Funding Corp., 3.750% - 5.400%, 2/15/2008 - 4/25/2008	336,149,433
125,000,000		Greenwich Capital Holdings, Inc., (GTD by Royal Bank of Scotland PLC, Edinburgh), 4.250%, 6/13/2008	123,037,326
27,700,000	[1,2]	Long Lane Master Trust IV, (Bank of America N.A. SWP), 3.260%, 4/24/2008	27,491,804
Principal Amount			Value
		COMMERCIAL PAPER--continued [3]
		Banking--continued
$15,170,000		Los Angeles County, CA Metropolitan Transportation Authority, (Bank of America N.A. LOC), 4.850%, 2/6/2008	$15,170,000
342,000,000	[1,2]	Picaros Funding LLC, (GTD by KBC Bank N.V.), 3.900% - 5.140%, 2/5/2008 - 4/3/2008	340,465,833
375,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 3.190% - 4.545%, 4/7/2008 - 7/30/2008	369,527,517
		TOTAL	1,587,648,664
		Brokerage--0.2%
40,000,000		Morgan Stanley, 5.310% - 5.355%, 2/11/2008 - 2/19/2008	39,922,962
		Finance - Automotive--6.8%
273,000,000		DRAC LLC, (A1+/P1 Series), 3.100% - 4.900%, 2/5/2008 - 7/22/2008	271,069,622
117,666,000		DRAC LLC, (A1/P1 Series), 4.900% - 4.930%, 2/1/2008 - 5/29/2008	115,969,258
979,005,000		FCAR Auto Loan Trust, (A1+/P1 Series), 3.260% - 5.600%, 2/6/2008 - 7/23/2008	967,784,724
296,300,000		FCAR Auto Loan Trust, (A1/P1 Series), 3.700% - 5.290%, 2/15/2008 - 7/16/2008	292,519,217
		TOTAL	1,647,342,821
		Finance - Commercial--4.3%
148,224,000	[1,2]	Edison Asset Securitization LLC, 4.780% - 4.900%, 3/10/2008 - 6/10/2008	146,536,019
235,000,000	[1,2]	Fairway Finance Co. LLC, 3.300% - 5.650%, 2/14/2008 - 3/20/2008	234,135,292
80,000,000		General Electric Capital Corp., 5.020%, 2/7/2008	79,933,067
595,000,000	[1,2]	Versailles CDS LLC, 4.050% - 5.450%, 2/1/2008 - 4/21/2008	593,275,250
		TOTAL	1,053,879,628
		Finance - Retail--6.5%
345,000,000	[1,2]	Alpine Securitization Corp., 3.200% - 5.400%, 2/12/2008 - 4/25/2008	343,298,278
250,000,000	[1,2]	Barton Capital LLC, 3.330% - 5.500%, 2/8/2008 - 4/11/2008	248,921,806
323,069,000	[1,2]	Chariot Funding LLC, 3.500% - 5.350%, 3/5/2008 - 4/23/2008	321,257,334
75,000,000	[1,2]	Falcon Asset Securitization Company LLC, 5.200%, 3/7/2008	74,620,833
4,000,000	[1,2]	Paradigm Funding LLC, 3.500%, 2/1/2008	4,000,000
249,000,000	[1,2]	Sheffield Receivables Corp., 3.320% - 5.300%, 2/1/2008 - 3/4/2008	248,515,000
297,081,000	[1,2]	Tulip Funding Corp., 3.300% - 4.860%, 2/6/2008 - 4/23/2008	295,516,423
45,000,000	[1,2]	Yorktown Capital LLC, 5.400%, 3/19/2008	44,682,750
		TOTAL	1,580,812,424
Principal Amount			Value
		COMMERCIAL PAPER--continued [3]
		Finance - Securities--2.8%
$550,000,000	[1,2]	Grampian Funding LLC, 3.620% - 5.095%, 2/13/2008 - 4/1/2008	$546,680,819
119,000,000	[1,2]	Perry Global Funding LLC, (Series A), 4.850% - 5.000%, 2/4/2008	118,951,592
12,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.305%, 2/4/2008	11,994,695
		TOTAL	677,627,106
		Pharmaceuticals and Health Care--0.7%
158,000,000	[1,2]	AstraZeneca PLC, 2.920% - 3.195%, 7/31/2008 - 8/26/2008	155,416,174
		TOTAL COMMERCIAL PAPER	6,742,649,779
		CORPORATE BONDS--1.6%
		Finance - Retail--1.4%
325,000,000	[1,2]	SLM Corp., 4.319%, 4/14/2008 - 5/12/2008	325,000,000
		Retail--0.2%
50,000,000		Wal-Mart Stores, Inc., 5.933%, 6/1/2008	50,095,395
		TOTAL CORPORATE BONDS	375,095,395
		CORPORATE NOTES--1.6%
		Brokerage--0.2%
50,000,000		Goldman Sachs Group, Inc., 4.560%, 3/5/2008	50,000,000
		Finance - Securities--1.4%
124,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 5.340% - 5.400%, 5/21/2008 - 6/16/2008	123,998,393
214,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.350% - 5.415%, 4/21/2008 - 8/5/2008	214,000,000
		TOTAL	337,998,393
		TOTAL CORPORATE NOTES	387,998,393
		NOTES - VARIABLE--35.9% [4]
		Banking--19.6%
4,605,000		4 C's LLC, (Series 1998), (Key Bank, N.A. LOC), 3.350%, 2/7/2008	4,605,000
4,020,000		AlaTrade Foods LLC, (Series 2003), (Regions Bank, Alabama LOC), 3.310%, 2/7/2008	4,020,000
3,165,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 3.290%, 2/7/2008	3,165,000
6,550,000		American Xtal Technology, Inc., Xtal Project (Series 1998), (Wells Fargo Bank, N.A. LOC), 3.250%, 2/7/2008	6,550,000
12,000,000		Association of American Medical Colleges, (GTD by JPMorgan Chase Bank, N.A., INS by AMBAC Financial Group, Inc.), 3.260%, 2/6/2008	12,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$3,545,000		Atlantic Tool and Die Co., (Key Bank, N.A. LOC), 3.350%, 2/7/2008	$3,545,000
150,000,000		BNP Paribas SA, 3.228%, 2/28/2008	149,908,887
230,000,000	[1,2]	BNP Paribas SA, 3.285% - 4.895%, 2/19/2008 - 2/26/2008	230,000,000
5,365,000		Baldwin County Sewer Service LLC, (Series 2002), (Regions Bank, Alabama LOC), 3.310%, 2/7/2008	5,365,000
238,000,000	[1,2]	Bank of Ireland, 3.924% - 4.859%, 2/15/2008 - 2/19/2008	238,000,000
205,000,000		Bank of Montreal, 3.354% - 4.952%, 2/21/2008 - 4/30/2008	205,007,629
73,000,000	[1,2]	Bank of New York Mellon Corp., 3.345%, 2/27/2008	73,000,000
184,000,000	[1,2]	Bank of Scotland, Edinburgh, 4.436%, 2/11/2008	184,000,328
904,700,000		Bank of Scotland, Edinburgh, 3.228% - 5.300%, 2/1/2008 - 5/6/2008	904,700,514
15,505,000		Biddle Road Corp., (Series 2004), (Wachovia Bank N.A. LOC), 3.310%, 2/7/2008	15,505,000
5,895,000		Bing Steel Management, Inc., (Series 2000), (Comerica Bank LOC), 3.350%, 2/6/2008	5,895,000
2,300,000		Bing Steel Management, Inc., (Series 2002), (Comerica Bank LOC), 3.371%, 2/6/2008	2,300,000
4,750,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 3.480%, 2/1/2008	4,750,000
5,555,000		Brumfield Properties, Inc., (Regions Bank, Alabama LOC), 3.260%, 2/7/2008	5,555,000
15,000,000		Buchanan County, MO Solid Waste Disposal, Lifeline Foods, LLC, (Series 2006-A), (Wells Fargo Bank, N.A. LOC), 3.260%, 2/7/2008	15,000,000
5,600,000		Capital Markets Access Co. LLC, Pelican I&II Project, (Series 2006), (SunTrust Bank LOC), 3.350%, 2/6/2008	5,600,000
6,698,000		Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 4.849% - 5.066%, 2/7/2008	6,698,000
2,246,000		Capital One Funding Corp., (Series 1998-C), (JPMorgan Chase Bank, N.A. LOC), 3.350%, 2/7/2008	2,246,000
1,687,000		Capital One Funding Corp., (Series 1999-A), (JPMorgan Chase Bank, N.A. LOC), 3.350%, 2/7/2008	1,687,000
1,002,000		Capital One Funding Corp., (Series 1999-B), (JPMorgan Chase Bank, N.A. LOC), 3.350%, 2/7/2008	1,002,000
1,038,000		Capital One Funding Corp., (Series 1994-D), (JPMorgan Chase Bank, N.A. LOC), 3.350%, 2/7/2008	1,038,000
1,841,000		Capital One Funding Corp., (Series 1995-B), (JPMorgan Chase Bank, N.A. LOC), 3.350%, 2/7/2008	1,841,000
1,170,000		Capital One Funding Corp., (Series 1995-F), (JPMorgan Chase Bank, N.A. LOC), 3.350%, 2/7/2008	1,170,000
2,431,000		Capital One Funding Corp., (Series 1996-H), (JPMorgan Chase Bank, N.A. LOC), 3.350%, 2/7/2008	2,431,000
3,583,000		Capital One Funding Corp., (Series 2001-B), (JPMorgan Chase Bank, N.A. LOC), 3.350%, 2/7/2008	3,583,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$2,350,000		Castleton United Methodist Church, Inc., (Series 2007-A), (U.S. Bank, N.A. LOC), 3.314%, 2/7/2008	$2,350,000
10,035,000		Church at Brook Hills, (Wachovia Bank N.A. LOC), 3.580%, 2/1/2008	10,035,000
6,095,000		Cincinnati Bible College and Seminary, (U.S. Bank, N.A. LOC), 3.210%, 2/7/2008	6,095,000
745,000		Colorado Health Facilities Authority, Development Disabilities Resource Center (Series 1998-C1), (JPMorgan Chase Bank, N.A. LOC), 3.350%, 2/7/2008	745,000
1,145,000		Columbia County, GA Development Authority, (Series 1993), (SunTrust Banks, Inc. LOC), 3.350%, 2/6/2008	1,145,000
5,000,000	[1,2]	Commonwealth Bank of Australia, Sydney, 3.794%, 2/25/2008	4,999,604
10,390,000		Community Centre Group of Cos., (Fifth Third Bank, Cincinnati LOC), 3.310%, 2/7/2008	10,390,000
64,025,000		Cook County, IL, (Series 2002 A), (LIQ Dexia Credit Local), 3.284%, 2/6/2008	64,025,000
4,415,000		Crane Plastics Siding LLC, (Series 2000), (JPMorgan Chase Bank, N.A. LOC), 3.350%, 2/7/2008	4,415,000
110,000,000	[1,2]	Credit Agricole S.A., 4.854%, 3/25/2008	110,000,000
60,000,000		Credit Suisse, Zurich, 3.335% - 5.000%, 2/1/2008 - 2/26/2008	59,989,484
11,700,000		Decatur, AL IDB, Bailey-PVS Oxides Project (Series 1998), (SunTrust Bank LOC), 3.330%, 2/7/2008	11,700,000
2,260,000		Double H Plastics, Inc., (Series 1998), (Wachovia Bank N.A. LOC), 3.380%, 2/6/2008	2,260,000
5,970,000		Elsinore Properties LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 3.400%, 2/7/2008	5,970,000
3,200,000		Fairpoint Regional Utility System, Inc., (Regions Bank, Alabama LOC), 3.290%, 2/7/2008	3,200,000
12,385,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 3.350%, 2/7/2008	12,385,000
35,900,000		Greene County Development Authority, Reynolds Lodge LLC, (Series 2000 A), (U.S. Bank, N.A. LOC), 3.400%, 2/6/2008	35,900,000
13,425,000		Greene County Development Authority, Reynolds Lodge LLC, (Series 2000B), (U.S. Bank, N.A. LOC), 3.350%, 2/6/2008	13,425,000
5,390,000		H & P Holdings LLC, (Regions Bank, Alabama LOC), 3.310%, 2/7/2008	5,390,000
8,835,000		H.C. Equities LP, (Wachovia Bank N.A. LOC), 3.280%, 2/7/2008	8,835,000
4,925,000		HFS Holdings LLC, (Regions Bank, Alabama LOC), 3.300%, 2/7/2008	4,925,000
6,720,000		Healthcare Network Properties LLC, (Series A), (National City Bank LOC), 3.640%, 2/7/2008	6,720,000
8,580,000		Ivan Smith Properties LC, (Series 2005), (Regions Bank, Alabama LOC), 3.310%, 2/7/2008	8,580,000
85,000,000		JPMorgan Chase & Co., 4.621%, 2/4/2008	85,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$3,400,000		J.P. Plymouth Properties LLC, (Series 1999), (LaSalle Bank Midwest, N.A. LOC), 3.470%, 2/6/2008	$3,400,000
6,000,000		Kansas City, MO IDA, West Edge Project, (Series 2006), (Marshall & Ilsley Bank, Milwaukee LOC), 3.294%, 2/6/2008	6,000,000
14,780,000		Kansas City, MO Tax Increment Financing Commission, President Hotel, (MBIA Insurance Corp. INS), 3.294%, 2/7/2008	14,780,000
2,665,000		Kings Creek Country Club, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 3.430%, 2/6/2008	2,665,000
1,690,000		L.H. Kroh, Inc., (Series 1998), (Wachovia Bank N.A. LOC), 3.430%, 2/6/2008	1,690,000
4,590,000		Lee County, FL IDA, Bonita Community Health Center, (Series 1999B), (Fifth Third Bank, Cincinnati LOC), 3.850%, 2/1/2008	4,590,000
24,300,000		Leeds, AL, (Series 2006-A), (Regions Bank, Alabama LOC), 3.290%, 2/7/2008	24,300,000
6,440,000		Leeds, AL, (Series 2006-C), (Regions Bank, Alabama LOC), 3.290%, 2/7/2008	6,440,000
5,165,000	[1,2]	Los Angeles, CA, MERLOTS, (Series 2000 A), (H&H Theatre), (Wachovia Bank N.A. LOC), 3.280%, 2/6/2008	5,165,000
18,750,000		Louisiana Agricultural Finance Authority, Lacassive Syrup Mill, (Series 2004), (Regions Bank, Alabama LOC), 3.300%, 2/7/2008	18,750,000
430,000		Madison, WI Community Development Authority, (Series 1997-B), Hamilton Point Apts., (JPMorgan Chase Bank, N.A. LOC), 3.460%, 2/7/2008	430,000
222,000,000		Marshall & Ilsley Bank, Milwaukee, 3.346%, 2/25/2008	222,000,000
11,485,000		Maryland State Economic Development Corp., Human Genome Sciences, (Series 1999B), (Wachovia Bank N.A. LOC), 3.470%, 2/5/2008	11,485,000
4,395,000		McCullough Snappy Service Oil Co., Inc., (Wachovia Bank N.A. LOC), 3.540%, 2/1/2008	4,395,000
1,669,000		Midwest Funding Corp., (Series 1992-B), (JPMorgan Chase Bank, N.A. LOC), 3.350%, 2/7/2008	1,669,000
8,425,000		Mississippi Business Finance Corp., (Regions Bank, Alabama LOC), 3.330%, 2/7/2008	8,425,000
3,000,000		Mississippi Business Finance Corp., Howard Industries, Inc. (Series 1997), (Regions Bank, Alabama LOC), 3.260%, 2/7/2008	3,000,000
10,000,000		Mississippi Business Finance Corp., Kohler Project, (Wachovia Bank N.A. LOC), 3.140%, 2/7/2008	10,000,000
17,000,000		Mississippi Business Finance Corp., (Series 1994), Georgia Gulf, (Wachovia Bank N.A. LOC), 3.320%, 2/6/2008	17,000,000
10,790,000		Mississippi Business Finance Corp., VC Regional Assembly & Manufacturing LLC., (JPMorgan Chase Bank, N.A. LOC), 3.350%, 2/6/2008	10,790,000
110,000,000	[1,2]	National Australia Bank Ltd., Melbourne, 4.530%, 2/7/2008	110,000,000
158,000,000		National City Bank, 3.345% - 4.909%, 2/1/2008 - 2/13/2008	158,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$900,000		Newport, KY Industrial Building Revenue Bonds, South Beach #1, LLC, (Series 2007A), (Fifth Third Bank, Cincinnati LOC), 3.230%, 2/7/2008	$900,000
5,175,000		North American Gulf Terminals, Inc., (Series 2002), (Regions Bank, Alabama LOC), 3.250%, 2/7/2008	5,175,000
11,675,000		North Oaks Partnership, (Series 1998), (LaSalle Bank, N.A. LOC), 3.300%, 2/7/2008	11,675,000
80,800,000		Novant Health, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 3.420%, 2/6/2008	80,800,000
9,100,000		Ohio Waste Development Authority Solid Waste, Bailey-PVS Oxides, LLC (Series 1998), (Key Bank, N.A. LOC), 3.350%, 2/7/2008	9,100,000
4,455,000		Olive Baptist Church, Inc., (Regions Bank, Alabama LOC), 3.310%, 2/7/2008	4,455,000
100,000,000		PNC Bank, N.A., 3.973%, 2/19/2008	99,988,888
4,855,000		Park Street Properties I LLC, University of Wisconsin - Madison Projects, (U.S. Bank, N.A. LOC), 3.260%, 2/7/2008	4,855,000
6,650,000		Physicians Real Estate LLP, (Wells Fargo Bank, N.A. LOC), 3.400%, 2/6/2008	6,650,000
5,170,000		Pinellas County, FL IDA, Eurobake Project, (Series 2005), (SunTrust Bank LOC), 3.350%, 2/6/2008	5,170,000
9,955,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park, (Series 2003), (U.S. Bank, N.A. LOC), 3.360%, 2/7/2008	9,955,000
4,500,000		Reiser Group Sonic Management Co., Inc., (Series 2002), (Regions Bank, Alabama LOC), 3.310%, 2/7/2008	4,500,000
9,025,000		Rollins College, (Series 1998), (SunTrust Bank LOC), 3.400%, 2/6/2008	9,025,000
169,000,000	[1,2]	Royal Bank of Canada, Montreal, 4.510% - 4.621%, 2/1/2008 - 2/6/2008	168,994,393
45,000,000	[1,2]	Royal Bank of Scotland PLC, Edinburgh, 5.162%, 2/21/2008	45,000,000
32,180,000		Rush Medical Foundation, (Series 2006), (Regions Bank, Alabama LOC), 3.290%, 2/1/2008	32,180,000
19,000,000		Salvation Army, (Series 2004-A), (Bank of New York LOC), 3.260%, 2/7/2008	19,000,000
1,045,000		Savannah, GA Housing Authority, (SunTrust Bank LOC), 3.400%, 2/6/2008	1,045,000
11,100,000		Seeber USA LLP, (Series 2000), (Wachovia Bank N.A. LOC), 3.320%, 2/6/2008	11,100,000
50,000,000	[1,2]	Societe Generale, Paris, 4.631%, 2/4/2008	50,000,000
10,835,000		Spira Millenium LLC, (Series 2001), (Bank of America N.A. LOC), 3.350%, 2/7/2008	10,835,000
47,680,000		Spitzer Group, (JPMorgan Chase Bank, N.A. LOC), 3.350%, 2/7/2008	47,680,000
2,280,000		Springfield Ltd. Partnership, (UBS AG LOC), 3.350%, 2/7/2008	2,280,000
960,000		St. Paul, MN Port Authority, Bix Fruit Co. (Series 1998-B), (Marshall & Ilsley Bank, Milwaukee LOC), 4.300%, 2/7/2008	960,000
1,560,000		St. Paul, MN Port Authority, National Checking Co. Project (Series 1998-B), (U.S. Bank, N.A. LOC), 4.200%, 2/7/2008	1,560,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$115,000,000	[1,2]	Svenska Handelsbanken, Stockholm, 4.289%, 2/13/2008	$115,000,000
75,000,000		Svenska Handelsbanken, Stockholm, 4.468%, 4/7/2008	75,000,000
5,635,000		Trinity Baptist Church, (Series 2002-A), (Regions Bank, Alabama LOC), 3.260%, 2/7/2008	5,635,000
265,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, (Series 2007-2 Tranche #1), (GTD by Wachovia Corp.), 5.143% - 5.291%, 3/17/2008 - 3/28/2008	265,000,000
9,300,000		Victor H. Hanson/Elizabeth F. Hanson, (Regions Bank, Alabama LOC), 3.310%, 2/7/2008	9,300,000
1,100,000		Village Green Finance Co. LLC, (Series 1997), (Wachovia Bank N.A. LOC), 3.320%, 2/6/2008	1,100,000
1,367,000		Vista Funding Corp., (Series 1995-D), (Fifth Third Bank, Cincinnati LOC), 3.560%, 2/7/2008	1,367,000
1,155,000		Vista Funding Corp., (Series 1998-B), (Fifth Third Bank, Cincinnati LOC), 3.230%, 2/7/2008	1,155,000
352,732,000		Wachovia Bank N.A., 3.070% - 4.753%, 2/1/2008 - 4/28/2008	352,445,954
9,490,000		Western Reserve Masonic Community, Inc., (GTD by JPMorgan Chase Bank, N.A.), 3.360%, 2/7/2008	9,490,000
25,000,000		Westpac Banking Corp. Ltd., Sydney, 5.201%, 3/11/2008	25,000,000
8,985,000		Whetstone Care Center LLC, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 3.360%, 2/7/2008	8,985,000
33,770,000		World Wildlife Fund, Inc., (Series 2000 B), (INS AMBAC Financial Group, Inc.), 3.260%, 2/7/2008	33,770,000
		TOTAL	4,769,752,681
		Brokerage--6.5%
100,000,000		Goldman Sachs Group, Inc., 3.350%, 2/1/2008	100,000,000
50,000,000	[1,2]	Goldman Sachs Group, Inc., 4.506%, 2/15/2008	50,000,414
109,500,000	[1,2]	Merrill Lynch & Co., Inc., 4.461%, 2/19/2008	109,500,000
445,000,000		Merrill Lynch & Co., Inc., 3.350% - 5.204%, 2/4/2008 - 2/25/2008	445,000,000
866,000,000		Morgan Stanley, 3.195% - 4.650%, 2/1/2008 - 2/27/2008	866,000,482
		TOTAL	1,570,500,896
		Electrical Equipment--0.2%
2,090,000		Alabama State IDA, General Electric Project, (General Electric Co. LOC), 3.320%, 2/7/2008	2,090,000
53,502,979		Northwest Airlines, Inc., (GTD by General Electric Co.), 4.954%, 2/4/2008	53,502,979
		TOTAL	55,592,979
		Finance -- Commercial--0.5%
125,000,000		General Electric Capital Corp., 4.701%, 2/11/2008	125,000,000
		Finance -- Retail--0.6%
150,000,000	[1,2]	Paradigm Funding LLC, 3.894%, 2/21/2008	149,998,373
Principal Amount or Shares			Value
		NOTES - VARIABLE--continued [4]
		Finance -- Securities--5.3%
$200,500,000	[1,2]	Asscher Finance Corp., 4.431% - 5.081%, 8/1/2008 - 8/15/2008	$200,454,418
10,000,000	[1,2]	Beta Finance, Inc., 5.294%, 2/11/2008	10,000,383
714,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 3.065% - 4.970%, 3/17/2008 - 8/20/2008	713,949,695
354,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 3.914% - 4.985%, 2/19/2008 - 8/18/2008	353,982,189
		TOTAL	1,278,386,685
		Government Agency--0.0%
5,350,000		Grand Pointe II Ltd. Partnership, (Series 1999), Globe Apartments, (FHLB of Indianapolis LOC), 4.650%, 2/7/2008	5,350,000
		Insurance--2.8%
17,900,000		Albuquerque, NM, (Series 2000 A), (INS by MBIA Insurance Corp.), 4.980%, 2/6/2008	17,900,000
64,000,000		Genworth Life Insurance Co., 4.839%, 3/1/2008	64,000,000
50,000,000		Hartford Life Insurance Co., 3.375% - 3.460%, 2/1/2008 - 3/1/2008	50,000,000
66,000,000		MetLife Insurance Co. of Connecticut, 3.195% - 4.740%, 2/19/2008 - 3/28/2008	66,000,000
105,000,000		Metropolitan Life Insurance Co., 3.195% - 5.202%, 2/1/2008 - 4/1/2008	105,000,000
120,000,000		Monumental Life Insurance Co., 3.225% - 4.523%, 2/1/2008 - 4/2/2008	120,000,000
120,000,000		New York Life Insurance Co., 4.129% - 5.184%, 3/3/2008	120,000,000
10,000,000	[1,2]	Pacific Life Global Funding, 3.370%, 4/9/2008	10,000,000
125,000,000		Transamerica Occidental Life Insurance Co., 4.839%, 4/1/2008	125,000,000
		TOTAL	677,900,000
		Oil & Oil Finance--0.4%
100,000,000		BP Capital Markets p.l.c., (GTD by BP PLC), 4.319%, 3/11/2008	100,000,000
		TOTAL NOTES -- VARIABLE	8,732,481,614
		TIME DEPOSITS--2.9%
		Banking--2.9%
190,000,000		Chase Bank USA, N.A., 3.125%, 2/1/2008	190,000,000
75,000,000		Deutsche Bank AG, 3.125%, 2/1/2008	75,000,000
250,000,000		Marshall & Ilsley Bank, Milwaukee, 3.025%, 2/1/2008	250,000,000
200,000,000		Societe Generale, Paris, 3.105%, 2/1/2008	200,000,000
		TOTAL TIME DEPOSITS	715,000,000
		MUTUAL FUND--0.1%
		Asset Management--0.1%
20,059,291	[5]	DWS Money Market Trust, 4.233%	20,059,291
Principal Amount			Value
		REPURCHASE AGREEMENTS--2.4%
$539,092,000		Interest in $3,474,000,000 joint repurchase agreement 3.00%, dated 1/31/2008 under which Bank of America N.A. will repurchase securities provided as collateral for $3,474,289,500 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2035 and the market value of those underlying securities was $3,543,775,854.	$539,092,000
50,000,000		Interest in $100,000,000 joint repurchase agreement 1.54%, dated 1/31/2008 under which UBS Securities LLC will repurchase securities provided as collateral for $100,004,278 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/29/2016 and the market value of those underlying securities was $102,001,660.	50,000,000
		TOTAL REPURCHASE AGREEMENTS	589,092,000
		TOTAL INVESTMENTS--99.8% (AT AMORTIZED COST) [6]	24,258,571,626
		OTHER ASETS AND LIABILITIES - NET--0.2% [7]	45,565,044
		TOTAL NET ASSETS--100%	$24,304,136,670

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2008, these restricted securities amounted to $8,433,336,194 which represented 34.7% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At January 31, 2008, these liquid restricted securities amounted to $8,276,604,156 which represented 34.1% of total net assets.

3 Discount rate at time of purchase, for discount issues, or the coupon for interest-bearing issues.

4 Floating rate notes with current rate and next reset date shown.

5 7-Day net yield.

6 Also represents cost for federal tax purposes.

7 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2008.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
FHLB	--Federal Home Loan Bank
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts - Liquidity Optional Tender Series
SWP	--Swap Agreement

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2008 (unaudited)

Assets:
Investments in repurchase agreements	$589,092,000
Investments in securities	23,669,479,626
Total investments in securities, at amortized cost and value		$24,258,571,626
Income receivable		102,084,236
Receivable for shares sold		8,871,817
TOTAL ASSETS		24,369,527,679
Liabilities:
Payable for shares redeemed	262,032
Income distribution payable	60,095,375
Bank overdraft	3,175,866
Payable for Directors'/Trustees' fees	2,351
Payable for distribution services fee (Note 4)	95,461
Payable for shareholder services fee (Note 4)	1,056,927
Accrued expenses	702,997
TOTAL LIABILITIES		65,391,009
Net assets for 24,305,196,386 shares outstanding		$24,304,136,670
Net Assets Consist of:
Paid-in capital		$24,305,196,874
Distributions in excess of net investment income		(1,060,204)
TOTAL NET ASSETS		$24,304,136,670
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$17,331,868,269 ÷ 17,333,478,441 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$6,510,427,445 ÷ 6,509,860,161 shares outstanding, no par value, unlimited shares authorized		$1.00
Trust Shares:
$461,840,956 ÷ 461,857,784 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2008 (unaudited)

Investment Income:
Dividends			$2,541,038
Interest			646,011,981
TOTAL INCOME			648,553,019
Expenses:
Investment adviser fee (Note 4)		$25,288,039
Administrative personnel and services fee (Note 4)		9,949,999
Custodian fees		492,941
Transfer and dividend disbursing agent fees and expenses		156,418
Directors'/Trustees' fees		109,373
Auditing fees		9,904
Legal fees		7,910
Portfolio accounting fees		93,716
Distribution services fee--Trust Shares (Note 4)		499,515
Shareholder services fee--Institutional Service Shares (Note 4)		5,514,631
Account administration fee--Institutional Service Shares		2,589,625
Account administration fee--Trust Shares		498,115
Share registration costs		30,643
Printing and postage		81,292
Insurance premiums		53,698
Miscellaneous		45,810
TOTAL EXPENSES		45,421,629
Waivers (Note 4):
Waiver of investment adviser fee	$(10,100,761)
Waiver of administrative personnel and services fee	(315,256)
TOTAL WAIVERS		(10,416,017)
Net expenses			35,005,612
Net investment income			$613,547,407

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2008	Year Ended 7/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$613,547,407	$1,128,457,715
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(451,780,181)	(805,820,628)
Institutional Service Shares	(153,859,103)	(313,844,937)
Trust Shares	(8,837,260)	(8,891,098)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(614,476,544)	(1,128,556,663)
Share Transactions:
Proceeds from sale of shares	136,216,455,518	245,101,417,058
Net asset value of shares issued to shareholders in payment of distributions declared	226,879,610	421,595,608
Cost of shares redeemed	(135,122,101,293)	(243,609,532,942)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,321,233,835	1,913,479,724
Change in net assets	1,320,304,698	1,913,380,776
Net Assets:
Beginning of period	22,983,831,972	21,070,451,196
End of period (including distributions in excess of net investment income of $(1,060,204) and $(131,067), respectively)	$24,304,136,670	$22,983,831,972

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2008 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 40 diversified portfolios. The financial statements included herein are only those of Prime Obligations Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Service Shares and Trust Shares are presented separately. The investment objective of the Fund is to provide current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act. Shares of other mutual Funds are valued based upon their reported net asset value.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on January 31, 2008. As of and during the six months ended January 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2008, tax years 2004 through 2007 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the state of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at January 31, 2008, is as follows:

Security	Acquisition Date	Acquisition Cost
CAL Securitization Trust 2006-1, Class A2, 4.506%, 12/15/2008	12/6/2007	$131,137,372
CAL Securitization Trust 2007-1, Class A1, 5.425%, 7/15/2008	6/19/2007	$ 25,594,666

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	108,263,016,074	$108,263,016,074	192,143,691,315	$192,143,691,315
Shares issued to shareholders in payment of distributions declared	176,414,930	176,414,930	324,045,166	324,045,166
Shares redeemed	(107,576,138,960)	(107,576,138,960)	(191,148,288,071)	(191,148,288,071)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	863,292,044	$863,292,044	1,319,448,410	$1,319,448,410

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	27,312,602,551	$27,312,602,551	52,109,567,109	$52,109,567,109
Shares issued to shareholders in payment of distributions declared	48,026,505	48,026,505	94,687,949	94,687,949
Shares redeemed	(27,058,141,771)	(27,058,141,771)	(51,825,239,866)	(51,825,239,866)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	302,487,285	$302,487,285	379,015,192	$379,015,192

	Six Months Ended 1/31/2008		Year Ended 7/31/2007
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	640,836,893	$640,836,893	848,158,634	$848,158,634
Shares issued to shareholders in payment of distributions declared	2,438,175	2,438,175	2,862,493	2,862,493
Shares redeemed	(487,820,562)	(487,820,562)	(636,005,005)	(636,005,005)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	155,454,506	$155,454,506	215,016,122	$215,016,122
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,321,233,835	$1,321,233,835	1,913,479,724	$1,913,479,724

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2008, the Adviser voluntarily waived $10,100,761 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $315,256 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Trust shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2008, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2008, FSSC received $163 of fees paid by the Fund. For the six months ended January 31, 2008, the Fund's Institutional Shares did not incur a shareholder services fee.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF RISK

A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.

6. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2008, there were no outstanding loans. During the six months ended January 31, 2008, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from or lend money to other participating affiliated funds. As of January 31, 2008, there were no outstanding loans. During the six months ended January 31, 2008, the program was not utilized.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory Contract

PRIME OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund intends to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund or its agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N203

34428 (3/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Trust for U.S. Treasury Obligations

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2008

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,
	1/31/2008		2007		2006		2005		2004		2003
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income From Investment Operations:
Net investment income	0.020		0.048		0.039		0.018		0.006		0.009
Net realized gain on investments	--		--		--		--		0.000	[1]	0.001
TOTAL FROM INVESTMENT OPERATIONS	0.020		0.048		0.039		0.018		0.006		0.010
Less Distributions:
Distributions from net investment income	(0.020)		(0.048)		(0.039)		(0.018)		(0.006)		(0.009)
Distributions from net realized gain on investments	--		--		--		--		(0.000)	[1]	(0.001)
TOTAL DISTRIBUTIONS	(0.020)		(0.048)		(0.039)		(0.018)		(0.006)		(0.010)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return [2]	1.97%		4.91%		3.93%		1.86%		0.62%		1.02%

Ratios to Average Net Assets:
Net expenses	0.46	% [3]	0.46%		0.45%		0.45%		0.45%		0.45%
Net investment income	3.88	% [3]	4.79%		3.83%		1.82%		0.60%		0.97%
Expense waiver/reimbursement [4]	0.07	% [3]	0.07	% [5]	0.27	% [5]	0.32	% [5]	0.32	% [5]	0.31	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$542,290		$522,294		$524,802		$520,178		$651,852		$863,363

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

5 Additional information, which has no effect on net expenses, net investment income and net assets previously reported, has been provided to conform to the current year presentation.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2007 to January 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2007	Ending Account Value 1/31/2008	Expenses Paid During Period [1]
Actual	$1,000	$1,019.70	$2.34
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.82	$2.34

1 Expenses are equal to the Fund's annualized net expense ratio of 0.46%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At January 31, 2008, the Fund's portfolio composition 1 was as follows:

	Percentage of Total Net Assets
Repurchase Agreements	100.0%
Other Assets and Liabilities--Net [2]	(0.0	)% [3]
TOTAL	100.0%

At January 31, 2008, the Fund's effective maturity 4 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	97.2%
8-30 Days	0.0%
31-90 Days	0.0%
91-180 Days	2.8%
181 Days or more	0.0%
Other Assets and Liabilities--Net [2]	(0.0	)% [3]
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Represents less than 0.1%.

4 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

January 31, 2008 (unaudited)

Principal Amount			Value
		REPURCHASE AGREEMENTS--100.0%
$100,000,000		Interest in $1,800,000,000 joint repurchase agreement 1.70%, dated 1/31/2008 under which ABN AMRO Bank NV, New York will repurchase securities provided as collateral for $1,800,085,000 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2037 and the market value of those underlying securities was $1,836,087,217.	$100,000,000
52,544,000		Interest in $2,850,000,000 joint repurchase agreement 1.70%, dated 1/31/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $2,850,134,583 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2022 and the market value of those underlying securities was $2,907,138,333.	52,544,000
125,000,000		Interest in $2,000,000,000 joint repurchase agreement 1.70%, dated 1/31/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $2,000,094,444 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2029 and the market value of those underlying securities was $2,040,096,796.	125,000,000
125,000,000		Interest in $1,800,000,000 joint repurchase agreement 1.60%, dated 1/31/2008 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $1,800,080,000 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2037 and the market value of those underlying securities at the end of the period was $1,836,001,717.	125,000,000
125,000,000		Interest in $2,800,000,000 joint repurchase agreement 1.60%, dated 1/31/2008 under which Lehman Brothers, Inc. will repurchase securities provided as collateral for $2,800,124,444 on 2/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2026 and the market value of those underlying securities at the end of the period was $2,856,001,779.	125,000,000
6,000,000	[1]	Interest in $200,000,000 joint repurchase agreement 5.20%, dated 5/22/2007 under which UBS Securities LLC will repurchase securities provided as collateral for $210,515,556 on 5/21/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/22/2007 and the market value of those underlying securities at the end of the period was $211,457,442.	6,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$5,000,000	[1]	Interest in $197,000,000 joint repurchase agreement 5.25%, dated 5/31/2007 under which UBS Securities LLC will repurchase securities provided as collateral for $207,457,417 on 5/30/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2017 and the market value of those underlying securities at the end of the period was $208,091,489.	$5,000,000
4,000,000	[1]	Interest in $155,000,000 joint repurchase agreement 5.32%, dated 6/14/2007 under which UBS Securities LLC will repurchase securities provided as collateral for $163,337,622 on 6/13/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 3/15/2017 and the market value of those underlying securities at the end of the period was $163,243,897.	4,000,000
		TOTAL INVESTMENTS--100.0% (AT AMORTIZED COST) [2]	542,544,000
		OTHER ASSETS AND LIABILITIES - NET--(0.0)% [3]	(253,597)
		TOTAL NET ASSETS--100%	$542,290,403

1 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

2 Also represents cost for federal tax purposes.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2008.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2008 (unaudited)

Assets:
Total investments in repurchase agreements, at amortized cost and value		$542,544,000
Cash		108
Income receivable		559,543
Receivable for shares sold		193,302
TOTAL ASSETS		543,296,953
Liabilities:
Payable for shares redeemed	$4,035
Income distribution payable	989,405
Payable for Directors'/Trustees fees	246
Accrued expenses	12,864
TOTAL LIABILITIES		1,006,550
Net assets for 542,289,752 shares outstanding		$542,290,403
Net Assets Consist of:
Paid-in capital		$542,289,752
Undistributed net investment income		651
TOTAL NET ASSETS		$542,290,403
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$542,290,403 ÷ 542,289,752 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2008 (unaudited)

Investment Income:
Interest			$11,433,893
Expenses:
Investment adviser fee (Note 4)		$1,054,936
Administrative personnel and services fee (Note 4)		207,555
Custodian fees		14,738
Transfer and dividend disbursing agent fees and expenses		13,148
Directors'/Trustees' fees		2,408
Auditing fees		8,681
Legal fees		4,958
Portfolio accounting fees		48,336
Share registration costs		16,823
Printing and postage		7,321
Insurance premiums		4,303
Miscellaneous		9,320
TOTAL EXPENSES		1,392,527
Waivers (Note 4):
Waiver of investment adviser fee	$(182,366)
Waiver of administrative personnel and services fee	(6,589)
TOTAL WAIVERS		(188,955)
Net expenses			1,203,572
Net investment income			$10,230,321

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2008	Year Ended 7/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$10,230,321	$23,901,956
Distributions to Shareholders:
Distributions from net investment income	(10,230,212)	(23,903,638)
Share Transactions:
Proceeds from sale of shares	1,105,937,558	1,800,727,854
Net asset value of shares issued to shareholders in payment of distributions declared	2,933,905	10,226,986
Cost of shares redeemed	(1,088,874,990)	(1,813,461,250)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	19,996,473	(2,506,410)
Change in net assets	19,996,582	(2,508,092)
Net Assets:
Beginning of period	522,293,821	524,801,913
End of period (including undistributed net investment income of $651 and $542, respectively)	$542,290,403	$522,293,821

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2008 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Trust for U.S. Treasury Obligations (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes", on January 31, 2008. As of and during the six months ended January 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2008, tax years 2004 through 2007 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the state of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 1/31/2008	Year Ended 7/31/2007
Shares sold	1,105,937,558	1,800,727,854
Shares issued to shareholders in payment of distributions declared	2,933,905	10,226,986
Shares redeemed	(1,088,874,990)	(1,813,461,250)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	19,996,473	(2,506,410)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Fund's Board of Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state law regulations, expenses of withholding taxes and extraordinary expenses exceed 0.45% of its average daily net assets. In addition, the Adviser may also voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2008, the Adviser waived $182,366 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $6,589 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2008, the Fund did not incur a shareholder services fee.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2008, there were no outstanding loans. During the six months ended January 31, 2008, the Fund did not utilize the LOC.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from or lend money to other participating affiliated funds.

As of January 31, 2008, there were no outstanding loans. During the six months ended January 31, 2008, the program was not utilized.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory Contract

TRUST FOR U.S. TREASURY OBLIGATIONS (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2006. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund intends to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund or its agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N799

8042508 (3/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

ITEM 2.     CODE OF ETHICS

            Not Applicable

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

            Not Applicable

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

            Not Applicable

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not Applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

            Not Applicable

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
            MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
            COMPANY AND AFFILIATED PURCHASERS

            Not Applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            No changes to report.

ITEM 11.    CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE
SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  MONEY MARKET OBLIGATIONS TRUST

BY          /S/ RICHARD A. NOVAK

            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        MARCH 20, 2008

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE
FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE
DATES INDICATED.

BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        MARCH 20, 2008

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        MARCH 20, 2008